SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.5%

Communication Services — 11.2%
Alphabet Inc, Cl A	137,131	$42,922
Alphabet Inc, Cl C	99,734	31,297
AT&T Inc	692,385	17,199
Comcast Corp, Cl A	202,534	6,054
Fox Corp, Cl A	75,165	5,492
Liberty Media Corp-Liberty Formula One, Cl C *	11,713	1,154
Match Group Inc	82,900	2,677
Meta Platforms Inc, Cl A	64,060	42,285
Netflix Inc *	52,499	4,922
Nexstar Media Group Inc, Cl A	6,092	1,237
ROBLOX Corp, Cl A *	18,979	1,538
Roku Inc, Cl A *	8,038	872
Spotify Technology SA *	3,687	2,141
TEGNA Inc	32,836	637
TKO Group Holdings Inc, Cl A	9,084	1,899
Verizon Communications Inc	83,917	3,418
Walt Disney Co/The	30,692	3,492
		169,236
Consumer Discretionary — 10.9%
Abercrombie & Fitch Co, Cl A *	34,813	4,382
ADT Inc	72,456	585
Airbnb Inc, Cl A *	23,876	3,240
Amazon.com Inc, Cl A *	149,707	34,555
Amer Sports Inc *	8,407	314
Autoliv Inc	3,084	366
AutoNation Inc *	14,287	2,950
AutoZone Inc *	1,115	3,782
Bloomin' Brands Inc	75,077	463
Booking Holdings Inc	1,607	8,606
BorgWarner Inc	51,591	2,325
Deckers Outdoor Corp *	25,615	2,656
Domino's Pizza Inc	8,165	3,403
eBay Inc	140,338	12,223
Expedia Group Inc	20,654	5,851
Ford Motor Co	65,375	858
General Motors Co	155,453	12,641
Goodyear Tire & Rubber Co/The *	61,552	539
Grand Canyon Education Inc *	5,344	889
H&R Block Inc	33,160	1,445
Harley-Davidson Inc, Cl A	14,494	297
KB Home	7,667	432
Magna International Inc, Cl A	52,181	2,781
McDonald's Corp	12,569	3,841
MercadoLibre Inc *	955	1,924
O'Reilly Automotive Inc *	37,715	3,440
Penske Automotive Group Inc, Cl A	15,532	2,459
Phinia Inc	12,286	770
PulteGroup Inc	41,666	4,886
PVH Corp	16,256	1,089
Ralph Lauren Corp, Cl A	16,820	5,948
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sea Ltd ADR *	20,747	$2,647
Tapestry Inc	61,384	7,843
Tesla Inc *	10,582	4,759
TJX Cos Inc/The	38,905	5,976
Ulta Beauty Inc *	9,052	5,477
Wayfair Inc, Cl A *	12,185	1,224
Whirlpool Corp	18,145	1,309
Williams-Sonoma Inc	8,435	1,506
Yum! Brands Inc	25,328	3,832
		164,513
Consumer Staples — 5.9%
Albertsons Cos Inc, Cl A	81,694	1,403
Altria Group Inc	179,103	10,327
Archer-Daniels-Midland Co	59,552	3,424
Campbell's Company/The	32,377	902
Colgate-Palmolive Co	18,385	1,453
Conagra Brands Inc	224,261	3,882
Diageo PLC ADR	21,949	1,894
Dollar General Corp	77,578	10,300
Estee Lauder Cos Inc/The, Cl A	43,493	4,555
General Mills Inc	24,977	1,161
Ingredion Inc	27,018	2,979
Kimberly-Clark Corp	36,183	3,650
Kraft Heinz Co/The	42,746	1,037
Kroger Co/The	187,324	11,704
Molson Coors Beverage Co, Cl B	50,847	2,374
Monster Beverage Corp *	76,732	5,883
Philip Morris International Inc	27,415	4,397
Procter & Gamble Co/The	24,188	3,466
Tyson Foods Inc, Cl A	71,953	4,218
Unilever PLC ADR ADR	97,743	6,392
Walmart Inc	27,096	3,019
		88,420
Energy — 2.4%
APA Corp	40,376	988
BP PLC ADR	98,635	3,426
Canadian Natural Resources Ltd	107,072	3,624
ConocoPhillips	67,204	6,291
Devon Energy Corp	44,837	1,642
Exxon Mobil Corp	41,167	4,954
Halliburton Co	60,035	1,697
HF Sinclair Corp	30,301	1,396
Marathon Petroleum Corp	16,129	2,623
Scorpio Tankers Inc	10,029	510
Shell PLC ADR	52,529	3,860
SLB Ltd, Cl A	68,743	2,638
Valero Energy Corp	18,864	3,071
		36,720
Financials — 12.8%
Allstate Corp/The	20,708	4,310
American International Group Inc	32,399	2,772
Ameriprise Financial Inc	7,542	3,698

SEI Institutional Managed Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Annaly Capital Management Inc ‡	193,418	$4,325
Bank of America Corp	161,925	8,906
Bank of New York Mellon Corp/The	94,712	10,995
Citigroup Inc	221,846	25,887
Citizens Financial Group Inc	12,626	737
Corebridge Financial Inc	9,480	286
East West Bancorp Inc	23,532	2,645
Everest Group Ltd	2,104	714
Federated Hermes Inc, Cl B	12,040	627
Fifth Third Bancorp	55,141	2,581
Figure Technology Solutions Inc, Cl A *	7,064	289
First Horizon Corp	78,064	1,866
Global Payments Inc	103,204	7,988
Goldman Sachs Group Inc/The	7,615	6,694
Hartford Insurance Group Inc/The	41,402	5,705
Jack Henry & Associates Inc	11,203	2,044
JPMorgan Chase & Co	16,120	5,194
M&T Bank Corp	9,537	1,922
Mastercard Inc, Cl A	8,027	4,582
MetLife Inc	5,123	404
MGIC Investment Corp	48,221	1,409
Moody's Corp	33,622	17,176
PayPal Holdings Inc	31,572	1,843
Radian Group Inc	28,760	1,035
Regions Financial Corp	108,576	2,942
Robinhood Markets Inc, Cl A *	10,709	1,211
Rocket Cos Inc, Cl A	63,457	1,229
S&P Global Inc	7,274	3,801
SoFi Technologies Inc *	58,211	1,524
State Street Corp	55,394	7,146
Synchrony Financial	76,046	6,345
Truist Financial Corp	6,872	338
Unum Group	27,100	2,100
Visa Inc, Cl A	65,126	22,840
Voya Financial Inc	6,800	507
Wells Fargo & Co	95,473	8,898
Western Union Co/The	57,967	540
Willis Towers Watson PLC	20,775	6,827
Zions Bancorp NA	17,984	1,053
		193,935
Health Care — 12.3%
Abivax SA ADR *	8,321	1,122
Arrowhead Pharmaceuticals Inc *	6,749	448
AstraZeneca PLC ADR	11,848	1,089
Baxter International Inc	60,057	1,148
BioMarin Pharmaceutical Inc *	53,222	3,163
Boston Scientific Corp *	59,777	5,700
Bristol-Myers Squibb Co	72,977	3,936
Cardinal Health Inc	26,144	5,373
Cencora Inc, Cl A	10,975	3,707
Cigna Group/The	4,286	1,180
Cogent Biosciences Inc *	11,930	424
CVS Health Corp	161,684	12,831
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Danaher Corp, Cl A	10,722	$2,454
DaVita Inc *	8,408	955
Edwards Lifesciences Corp, Cl A *	32,493	2,770
Eli Lilly & Co	2,566	2,758
Exelixis Inc *	154,431	6,769
Genmab A/S ADR *	82,643	2,545
Gilead Sciences Inc	103,940	12,758
GSK PLC ADR	94,516	4,635
HCA Healthcare Inc	9,681	4,520
Humana Inc	13,996	3,585
ICON PLC *	15,450	2,815
IDEXX Laboratories Inc *	432	292
Incyte Corp *	29,565	2,920
Insulet Corp *	4,506	1,281
Intuitive Surgical Inc *	524	297
Jazz Pharmaceuticals PLC *	16,253	2,763
Johnson & Johnson	125,647	26,003
Medtronic PLC	44,558	4,280
Merck & Co Inc	72,717	7,654
Mettler-Toledo International Inc *	12,559	17,510
Natera Inc *	13,319	3,051
Organon & Co	55,151	395
Pfizer Inc	168,730	4,201
Regeneron Pharmaceuticals Inc	837	646
ResMed Inc	12,833	3,091
Royalty Pharma PLC, Cl A	77,090	2,979
Sanofi SA ADR	40,173	1,947
Stryker Corp	12,645	4,444
Tenet Healthcare Corp *	7,174	1,426
United Therapeutics Corp *	4,772	2,325
Universal Health Services Inc, Cl B	12,417	2,707
Veeva Systems Inc, Cl A *	12,018	2,683
Vertex Pharmaceuticals Inc *	1,982	898
Viatris Inc, Cl W	239,932	2,987
Zoetis Inc, Cl A	20,919	2,632
		186,097
Industrials — 9.2%
AerCap Holdings NV	45,732	6,574
AGCO Corp	28,514	2,975
Allegion PLC	8,273	1,317
Allison Transmission Holdings Inc	27,092	2,652
AMETEK Inc	22,860	4,693
Caterpillar Inc, Cl A	9,610	5,505
CNH Industrial NV	107,853	994
Cummins Inc	15,166	7,742
Curtiss-Wright Corp	1,398	771
Delta Air Lines Inc, Cl A	105,770	7,340
Dover Corp	1,553	303
Fastenal Co, Cl A	40,099	1,609
FedEx Corp	23,844	6,888
GE Vernova Inc	2,546	1,664
General Electric Co	28,248	8,701
Graco Inc	40,221	3,297

2	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HEICO Corp	18,033	$5,835
Huntington Ingalls Industries Inc, Cl A	3,553	1,208
Illinois Tool Works Inc	7,649	1,884
Johnson Controls International PLC	3,972	476
Lincoln Electric Holdings Inc	3,327	797
Lockheed Martin Corp	2,982	1,442
ManpowerGroup Inc	10,692	318
Masco Corp	29,239	1,856
Middleby Corp/The *	10,520	1,564
Mueller Industries Inc	20,849	2,394
nVent Electric PLC	5,857	597
Oshkosh Corp	9,863	1,239
Otis Worldwide Corp	35,201	3,075
Owens Corning	24,808	2,776
Parker-Hannifin Corp, Cl A	2,621	2,304
QXO Inc *	144,574	2,789
Regal Rexnord Corp	18,795	2,637
Rockwell Automation Inc	8,704	3,387
Ryder System Inc	16,574	3,172
Science Applications International Corp	11,838	1,192
Snap-on Inc	22,175	7,642
Textron Inc	25,841	2,253
Trane Technologies PLC	5,279	2,055
TransDigm Group Inc	5,143	6,839
United Airlines Holdings Inc *	26,415	2,954
Veralto Corp	71,711	7,155
Verisk Analytics Inc, Cl A	8,422	1,884
Woodward Inc	3,438	1,039
WW Grainger Inc	3,318	3,348
		139,136
Information Technology — 28.6%
Adobe Inc *	37,461	13,111
Amdocs Ltd	41,692	3,357
Amphenol Corp, Cl A	88,553	11,967
Analog Devices Inc	14,248	3,864
Apple Inc	227,420	61,826
Applied Materials Inc	16,499	4,240
AppLovin Corp, Cl A *	13,167	8,872
Arrow Electronics Inc, Cl A *	16,325	1,799
Astera Labs Inc *	15,718	2,615
Autodesk Inc, Cl A *	16,197	4,795
Broadcom Inc	48,715	16,860
Ciena Corp *	15,039	3,517
Cirrus Logic Inc *	35,154	4,166
Cisco Systems Inc	236,780	18,239
Corning Inc, Cl B	48,525	4,249
Dell Technologies Inc, Cl C	20,377	2,565
DocuSign Inc, Cl A *	24,849	1,700
Dolby Laboratories Inc, Cl A	4,547	292
Dropbox Inc, Cl A *	193,485	5,379
F5 Inc, Cl A *	17,537	4,477
Flex Ltd *	80,063	4,837
Fortinet Inc *	19,361	1,537
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gartner Inc *	2,338	$590
Gen Digital Inc	90,149	2,451
Hewlett Packard Enterprise Co	105,949	2,545
HP Inc	101,162	2,254
International Business Machines Corp	6,455	1,912
Intuit Inc	11,786	7,807
Jabil Inc	26,585	6,062
Lam Research Corp	28,504	4,879
Microsoft Corp	129,883	62,814
MongoDB Inc, Cl A *	1,989	835
Motorola Solutions Inc	3,453	1,324
Nebius Group NV, Cl A *	48,084	4,025
NetApp Inc	21,715	2,325
NVIDIA Corp	371,647	69,312
ON Semiconductor Corp *	94,767	5,132
Oracle Corp, Cl B	24,691	4,813
Palantir Technologies Inc, Cl A *	5,514	980
QUALCOMM Inc	52,988	9,064
Salesforce Inc	57,693	15,283
Sandisk Corp *	1,126	267
SAP SE ADR	24,636	5,984
Skyworks Solutions Inc	32,200	2,042
Snowflake Inc, Cl A *	10,320	2,264
Taiwan Semiconductor Manufacturing Co Ltd ADR	36,422	11,068
TD SYNNEX Corp	28,665	4,306
Twilio Inc, Cl A *	22,289	3,170
Unity Software Inc *	6,316	279
VeriSign Inc	14,189	3,447
Vontier Corp	122,884	4,569
Western Digital Corp	24,106	4,153
Zoom Communications Inc, Cl A *	17,722	1,529
		431,749
Materials — 1.8%
Celanese Corp, Cl A	70,439	2,978
Crown Holdings Inc	5,571	574
DuPont de Nemours Inc	7,711	310
Eastman Chemical Co	28,673	1,830
Graphic Packaging Holding Co	39,919	601
Linde PLC	7,977	3,401
Martin Marietta Materials Inc, Cl A	5,543	3,451
Mosaic Co/The	8,735	210
Newmont Corp	75,563	7,545
O-I Glass Inc, Cl I *	74,110	1,094
Smurfit WestRock PLC	58,311	2,255
Steel Dynamics Inc	12,367	2,096
Sylvamo Corp	21,674	1,044
		27,389
Real Estate — 1.0%
Healthpeak Properties Inc ‡	194,166	3,122
Host Hotels & Resorts Inc ‡	251,982	4,468
Howard Hughes Holdings Inc *	28,803	2,298

SEI Institutional Managed Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Omega Healthcare Investors Inc ‡	60,760	$2,694
Sabra Health Care REIT Inc ‡	158,610	3,004
		15,586
Utilities — 2.4%
Constellation Energy Corp	3,871	1,367
Edison International	50,373	3,023
Entergy Corp	19,509	1,803
Eversource Energy	37,109	2,499
FirstEnergy Corp	121,989	5,461
National Fuel Gas Co	35,093	2,810
NRG Energy Inc	20,668	3,291
Sempra	29,494	2,604
Talen Energy Corp *	11,561	4,334
UGI Corp	67,208	2,516
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vistra Corp	8,846	$1,427
Xcel Energy Inc	79,271	5,855
		36,990

Total Common Stock
(Cost $804,378) ($ Thousands)		1,489,771

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.640%**†	20,654,787	20,655
Total Cash Equivalent
(Cost $20,655) ($ Thousands)		20,655
Total Investments in Securities — 99.9%
(Cost $825,033) ($ Thousands)		$1,510,426

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-MINI	40	Mar-2026	$13,749	$13,785	$36
S&P Mid Cap 400 Index E-MINI	11	Mar-2026	3,708	3,658	(50)
			$17,457	$17,443	$(14)

Percentages are based on Net Assets of $1,511,682 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$9,989	$101,295	$(90,629)	$—	$—	$20,655	$141	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

4	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%
Communication Services — 8.4%
Alphabet Inc, Cl A	55,043	$17,228
Alphabet Inc, Cl C	988	310
AT&T Inc	1,474,401	36,624
BCE Inc	220,712	5,257
Comcast Corp, Cl A	914,878	27,346
Fox Corp, Cl A	119,842	8,757
Fox Corp, Cl B	28,193	1,831
Match Group Inc	30,660	990
Millicom International Cellular SA	18,152	1,006
Nexstar Media Group Inc, Cl A	5,175	1,051
Omnicom Group Inc	90,924	7,342
TEGNA Inc	41,304	802
Verizon Communications Inc	118,356	4,821
Walt Disney Co/The	23,787	2,706
		116,071
Consumer Discretionary — 7.3%
Abercrombie & Fitch Co, Cl A *	38,682	4,869
ADT Inc	182,998	1,477
Aptiv PLC *	37,724	2,870
Autoliv Inc	7,029	834
AutoNation Inc *	10,940	2,259
Best Buy Co Inc	49,330	3,302
BorgWarner Inc	90,533	4,079
eBay Inc	111,918	9,748
Expedia Group Inc	37,908	10,740
Ford Motor Co	185,547	2,434
General Motors Co	343,057	27,897
Genuine Parts Co	53,383	6,564
Goodyear Tire & Rubber Co/The *	89,554	785
Harley-Davidson Inc, Cl A	26,937	552
Lear Corp	8,769	1,005
LKQ Corp	45,998	1,389
Lowe's Cos Inc	19,841	4,785
Macy's Inc	53,670	1,183
Magna International Inc, Cl A	63,243	3,371
Mattel Inc *	57,502	1,141
Penske Automotive Group Inc, Cl A	13,566	2,147
PulteGroup Inc	38,527	4,518
PVH Corp	28,454	1,907
Whirlpool Corp	27,736	2,001
		101,857
Consumer Staples — 8.7%
Albertsons Cos Inc, Cl A	176,398	3,029
Altria Group Inc	146,921	8,471
Archer-Daniels-Midland Co	209,577	12,049
Bunge Global SA	42,065	3,747
Conagra Brands Inc	201,666	3,491
Diageo PLC ADR	54,919	4,738
Dollar General Corp	80,921	10,744
Estee Lauder Cos Inc/The, Cl A	39,769	4,165
Ingredion Inc	41,015	4,522
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimberly-Clark Corp	28,143	$2,839
Kraft Heinz Co/The	56,221	1,363
Kroger Co/The	361,003	22,556
Molson Coors Beverage Co, Cl B	102,466	4,783
Philip Morris International Inc	59,986	9,622
Target Corp, Cl A	119,155	11,647
Tyson Foods Inc, Cl A	117,405	6,882
Unilever PLC ADR	91,399	5,978
		120,626
Energy — 6.1%
APA Corp	68,723	1,681
BP PLC ADR	57,086	1,983
Canadian Natural Resources Ltd	104,936	3,552
Chevron Corp	16,932	2,581
ConocoPhillips	117,334	10,984
Devon Energy Corp	77,377	2,834
Exxon Mobil Corp	211,919	25,502
Halliburton Co	57,067	1,613
HF Sinclair Corp	31,396	1,447
Marathon Petroleum Corp	52,128	8,477
NOV Inc	87,700	1,371
Shell PLC ADR	61,589	4,525
SLB Ltd, Cl A	38,742	1,487
Valero Energy Corp	97,691	15,903
		83,940
Financials — 22.2%
Allstate Corp/The	16,715	3,479
Ally Financial Inc	58,605	2,654
American Express Co	12,719	4,705
American International Group Inc	29,740	2,544
Ameriprise Financial Inc	1,778	872
Annaly Capital Management Inc ‡	174,340	3,898
Bank of America Corp	414,393	22,792
Bank of New York Mellon Corp/The	189,978	22,055
Berkshire Hathaway Inc, Cl B *	15,064	7,572
Chubb Ltd	26,413	8,244
Citigroup Inc	418,119	48,790
Citizens Financial Group Inc	40,778	2,382
Corebridge Financial Inc	58,150	1,754
East West Bancorp Inc	20,220	2,273
Equitable Holdings Inc	27,571	1,314
Everest Group Ltd	12,127	4,115
Fidelity National Information Services Inc, Cl B	14,899	990
Fifth Third Bancorp	38,707	1,812
First Citizens BancShares Inc/NC, Cl A	2,342	5,026
First Horizon Corp	69,151	1,653
Global Payments Inc	179,980	13,930
Hartford Insurance Group Inc/The	16,350	2,253
JPMorgan Chase & Co	46,607	15,018
Lincoln National Corp	42,647	1,899
M&T Bank Corp	20,582	4,147

SEI Institutional Managed Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MetLife Inc	115,746	$9,137
MGIC Investment Corp	76,113	2,224
Morgan Stanley	66,059	11,728
Northern Trust Corp	19,901	2,718
PayPal Holdings Inc	86,795	5,067
Prudential Financial Inc	75,935	8,572
Radian Group Inc	61,427	2,211
Raymond James Financial Inc	45,580	7,320
Regions Financial Corp	96,913	2,626
Reinsurance Group of America Inc, Cl A	17,272	3,514
RenaissanceRe Holdings Ltd	10,247	2,881
State Street Corp	45,001	5,806
Synchrony Financial	126,034	10,515
T Rowe Price Group Inc	52,240	5,348
Travelers Cos Inc/The	19,123	5,547
Truist Financial Corp	148,530	7,309
Unum Group	44,528	3,451
US Bancorp	10,492	560
Voya Financial Inc	50,480	3,760
Wells Fargo & Co	151,998	14,166
Western Union Co/The	74,014	689
Willis Towers Watson PLC	14,326	4,708
Zions Bancorp NA	37,653	2,204
		308,232
Health Care — 14.0%
Baxter International Inc	139,494	2,666
Becton Dickinson & Co	13,194	2,561
BioMarin Pharmaceutical Inc *	76,952	4,573
Bristol-Myers Squibb Co	56,370	3,041
Cardinal Health Inc	57,123	11,739
Centene Corp *	137,969	5,677
Cigna Group/The	19,831	5,458
CVS Health Corp	233,736	18,549
Exelixis Inc *	26,299	1,153
Genmab A/S ADR *	62,500	1,925
Gilead Sciences Inc	143,262	17,584
GSK PLC ADR	80,182	3,932
HCA Healthcare Inc	2,920	1,363
Humana Inc	12,819	3,283
ICON PLC *	21,863	3,984
Incyte Corp *	26,772	2,644
Jazz Pharmaceuticals PLC *	23,889	4,061
Johnson & Johnson	70,631	14,617
McKesson Corp	10,781	8,844
Medtronic PLC	130,706	12,556
Merck & Co Inc	119,906	12,621
Novartis AG ADR	50,879	7,015
Organon & Co	99,006	710
Pfizer Inc	847,361	21,099
Regeneron Pharmaceuticals Inc	1,839	1,420
Royalty Pharma PLC, Cl A	75,171	2,905
Sanofi SA ADR	74,091	3,590
United Therapeutics Corp *	7,311	3,562
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UnitedHealth Group Inc	9,371	$3,094
Universal Health Services Inc, Cl B	5,217	1,137
Viatris Inc, Cl W	605,406	7,537
		194,900
Industrials — 11.2%
Acuity Inc	3,814	1,373
AECOM	24,943	2,378
AerCap Holdings NV	51,505	7,404
AGCO Corp	26,021	2,715
Alaska Air Group Inc *	35,487	1,785
Allison Transmission Holdings Inc	47,970	4,696
CNH Industrial NV	266,495	2,457
Cummins Inc	6,999	3,573
Delta Air Lines Inc, Cl A	236,055	16,382
Expeditors International of Washington Inc	25,052	3,733
FedEx Corp	28,512	8,236
General Dynamics Corp	32,450	10,925
Genpact Ltd	29,114	1,362
Huntington Ingalls Industries Inc, Cl A	15,488	5,267
Johnson Controls International PLC	79,396	9,508
Leidos Holdings Inc	24,685	4,453
Lockheed Martin Corp	4,309	2,084
ManpowerGroup Inc	44,402	1,320
Middleby Corp/The *	13,036	1,938
Mueller Industries Inc	14,002	1,607
Oshkosh Corp	23,928	3,006
Owens Corning	17,934	2,007
PACCAR Inc	73,918	8,095
Regal Rexnord Corp	24,111	3,383
RTX Corp	78,243	14,350
Ryder System Inc	20,437	3,911
Science Applications International Corp	5,162	520
Siemens AG ADR	48,931	6,848
Snap-on Inc	18,096	6,236
Textron Inc	72,569	6,326
Toro Co/The	13,376	1,053
United Airlines Holdings Inc *	19,196	2,146
United Parcel Service Inc, Cl B	48,494	4,810
		155,887
Information Technology — 10.7%
Adobe Inc *	35,608	12,463
Amdocs Ltd	62,562	5,037
Amkor Technology Inc	35,770	1,412
Applied Materials Inc	9,981	2,565
Arrow Electronics Inc, Cl A *	29,256	3,224
Broadcom Inc	25,109	8,690
Cirrus Logic Inc *	31,982	3,790
Cisco Systems Inc	211,582	16,298
Cognizant Technology Solutions Corp, Cl A	118,522	9,837
Dell Technologies Inc, Cl C	21,538	2,711
Dropbox Inc, Cl A *	61,478	1,709
DXC Technology Co *	130,752	1,916

6	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
F5 Inc, Cl A *	9,891	$2,525
Flex Ltd *	53,936	3,259
Gen Digital Inc	37,780	1,027
Hewlett Packard Enterprise Co	466,986	11,217
HP Inc	258,302	5,755
Jabil Inc	37,291	8,503
Microsoft Corp	15,996	7,736
ON Semiconductor Corp *	84,263	4,563
QUALCOMM Inc	113,355	19,389
Salesforce Inc	21,279	5,637
Skyworks Solutions Inc	38,844	2,463
TD SYNNEX Corp	20,829	3,129
Vontier Corp	94,752	3,523
		148,378
Materials — 3.3%
Celanese Corp, Cl A	87,298	3,691
CF Industries Holdings Inc	55,072	4,259
Crown Holdings Inc	50,372	5,187
Dow Inc	203,364	4,755
Eastman Chemical Co	40,818	2,605
Graphic Packaging Holding Co	51,887	781
LyondellBasell Industries NV, Cl A	50,738	2,197
Mosaic Co/The	51,993	1,252
Newmont Corp	93,573	9,343
O-I Glass Inc, Cl I *	128,378	1,895
Reliance Inc	5,490	1,586
Smurfit WestRock PLC	88,638	3,428
Steel Dynamics Inc	22,862	3,874
Sylvamo Corp	30,589	1,473
		46,326
Real Estate — 2.9%
Crown Castle Inc ‡	48,223	4,286
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Healthpeak Properties Inc ‡	542,296	$8,720
Host Hotels & Resorts Inc ‡	517,591	9,177
Howard Hughes Holdings Inc *	36,852	2,940
Jones Lang LaSalle Inc *	11,735	3,948
Omega Healthcare Investors Inc ‡	41,596	1,844
Rayonier Inc ‡	69,083	1,496
Sabra Health Care REIT Inc ‡	82,561	1,564
VICI Properties Inc, Cl A ‡	233,407	6,563
		40,538
Utilities — 4.0%
Duke Energy Corp	72,157	8,458
Edison International	83,875	5,034
Eversource Energy	51,116	3,442
Exelon Corp	78,787	3,434
FirstEnergy Corp	116,642	5,222
National Fuel Gas Co	34,734	2,781
NextEra Energy Inc	96,518	7,748
NRG Energy Inc	22,405	3,568
Sempra	59,286	5,234
UGI Corp	120,785	4,521
Xcel Energy Inc	79,243	5,853
		55,295
Total Common Stock
(Cost $926,710) ($ Thousands)		1,372,050

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.640%**†	14,754,814	14,755
Total Cash Equivalent
(Cost $14,755) ($ Thousands)		14,755
Total Investments in Securities — 99.9%
(Cost $941,465) ($ Thousands)		$1,386,805

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	17	Mar-2026	$5,894	$5,859	$(35)
S&P Mid Cap 400 Index E-MINI	15	Mar-2026	5,073	4,988	(85)
			$10,967	$10,847	$(120)

Percentages are based on Net Assets of $1,388,746 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$14,399	$55,278	$(54,922)	$—	$—	$14,755	$116	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

8	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.0%
Communication Services — 11.7%
Alphabet Inc, Cl A	246,202	$77,061
Alphabet Inc, Cl C	61,084	19,168
DoubleVerify Holdings Inc *	124,477	1,424
Fox Corp, Cl A	5,730	419
Fox Corp, Cl B	4,004	260
Liberty Media Corp-Liberty Formula One, Cl C *	33,472	3,297
Match Group Inc	84,272	2,721
Meta Platforms Inc, Cl A	87,075	57,477
Netflix Inc *	86,265	8,088
Pinterest Inc, Cl A *	49,920	1,292
ROBLOX Corp, Cl A *	27,144	2,200
Spotify Technology SA *	6,468	3,756
TKO Group Holdings Inc, Cl A	13,022	2,722
Trade Desk Inc/The, Cl A *	7,679	292
		180,177
Consumer Discretionary — 14.0%
ADT Inc	24,659	199
Airbnb Inc, Cl A *	15,288	2,075
Amazon.com Inc, Cl A *	262,152	60,510
Amer Sports Inc *	11,155	417
AutoZone Inc *	4,052	13,742
Booking Holdings Inc	3,788	20,286
Deckers Outdoor Corp *	34,576	3,584
Domino's Pizza Inc	4,977	2,074
eBay Inc	129,264	11,259
Expedia Group Inc	19,821	5,615
General Motors Co	3,812	310
Grand Canyon Education Inc *	3,304	549
H&R Block Inc	28,746	1,253
Hilton Worldwide Holdings Inc	24,565	7,056
LKQ Corp	3,995	121
Lowe's Cos Inc	30,614	7,383
McDonald's Corp	15,339	4,688
MercadoLibre Inc *	969	1,952
Mobileye Global Inc, Cl A *	12,152	127
NIKE Inc, Cl B	89,404	5,696
O'Reilly Automotive Inc *	62,205	5,674
PVH Corp	5,033	337
Ralph Lauren Corp, Cl A	13,042	4,612
Sea Ltd ADR *	27,103	3,457
Tapestry Inc	67,314	8,601
Tesla Inc *	37,194	16,727
TJX Cos Inc/The	88,718	13,628
Ulta Beauty Inc *	10,634	6,434
Viking Holdings Ltd *	15,290	1,092
Wayfair Inc, Cl A *	1,441	145
Williams-Sonoma Inc	12,229	2,184
Yum! Brands Inc	22,295	3,373
		215,160
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Consumer Staples — 2.4%
Altria Group Inc	94,510	$5,450
Colgate-Palmolive Co	63,063	4,983
Darling Ingredients Inc *	5,409	195
Dollar General Corp	13,225	1,756
Estee Lauder Cos Inc/The, Cl A	4,021	421
Keurig Dr Pepper Inc	19,954	559
Kraft Heinz Co/The	18,551	450
Kroger Co/The	34,252	2,140
Molson Coors Beverage Co, Cl B	23,499	1,097
Mondelez International Inc, Cl A	4,220	227
Monster Beverage Corp *	56,347	4,320
PepsiCo Inc	36,873	5,292
Philip Morris International Inc	43,167	6,924
Procter & Gamble Co/The	21,746	3,116
		36,930
Financials — 6.8%
Affirm Holdings Inc, Cl A *	5,637	420
Bank of America Corp	2,046	113
Bank of New York Mellon Corp/The	20,015	2,324
Capital One Financial Corp	12,566	3,045
Citigroup Inc	8,777	1,024
CME Group Inc, Cl A	49,690	13,569
FactSet Research Systems Inc	14,390	4,176
Fidelity National Information Services Inc, Cl B	12,181	810
Global Payments Inc	12,232	947
Goldman Sachs Group Inc/The	10,544	9,268
Jack Henry & Associates Inc	6,407	1,169
KeyCorp	31,620	653
Mastercard Inc, Cl A	28,203	16,100
Moody's Corp	30,278	15,467
MSCI Inc, Cl A	11,496	6,596
Nasdaq Inc, Cl A	12,722	1,236
PayPal Holdings Inc	13,462	786
Popular Inc	16,983	2,115
RenaissanceRe Holdings Ltd	2,677	753
Robinhood Markets Inc, Cl A *	12,759	1,443
Rocket Cos Inc, Cl A	66,986	1,297
S&P Global Inc	8,330	4,353
SoFi Technologies Inc *	99,438	2,603
Synchrony Financial	22,983	1,917
Visa Inc, Cl A	32,700	11,468
Zions Bancorp NA	8,937	523
		104,175
Health Care — 8.9%
AbbVie Inc	3,488	797
Abivax SA ADR *	20,112	2,712
Align Technology Inc *	2,480	387
Apellis Pharmaceuticals Inc *	55,226	1,387
Arrowhead Pharmaceuticals Inc *	12,262	814
Avantor Inc *	86,060	986

SEI Institutional Managed Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Baxter International Inc	25,630	$490
Biogen Inc *	18,351	3,230
BioMarin Pharmaceutical Inc *	7,376	438
Boston Scientific Corp *	64,134	6,115
Bridgebio Pharma Inc *	7,422	568
Cardinal Health Inc	40,759	8,376
Cencora Inc, Cl A	27,311	9,224
Centene Corp *	9,174	378
Cogent Biosciences Inc *	15,082	536
CVS Health Corp	21,123	1,676
Dexcom Inc *	6,951	461
Doximity Inc, Cl A *	38,110	1,688
Edwards Lifesciences Corp, Cl A *	29,198	2,489
Elanco Animal Health Inc *	57,680	1,305
Eli Lilly & Co	9,989	10,735
Exelixis Inc *	128,402	5,628
Gilead Sciences Inc	35,126	4,311
Guardant Health Inc *	195	20
Halozyme Therapeutics Inc *	20,640	1,389
HCA Healthcare Inc	8,189	3,823
IDEXX Laboratories Inc *	6,564	4,441
Insulet Corp *	13,011	3,698
Intuitive Surgical Inc *	5,142	2,912
Jazz Pharmaceuticals PLC *	3,855	655
Johnson & Johnson	73,479	15,207
Merck & Co Inc	33,029	3,477
Mettler-Toledo International Inc *	5,733	7,993
Natera Inc *	14,191	3,251
Neurocrine Biosciences Inc *	1,985	282
Regeneron Pharmaceuticals Inc	1,416	1,093
ResMed Inc	32,212	7,759
Sarepta Therapeutics Inc *	48,998	1,054
Tenet Healthcare Corp *	4,673	929
UnitedHealth Group Inc	14,866	4,907
Veeva Systems Inc, Cl A *	27,315	6,098
Vertex Pharmaceuticals Inc *	762	346
West Pharmaceutical Services Inc	1,149	316
Zoetis Inc, Cl A	17,431	2,193
		136,574
Industrials — 6.9%
Allison Transmission Holdings Inc	2,109	206
Boeing Co/The *	5,369	1,166
Carrier Global Corp	94,113	4,973
Caterpillar Inc, Cl A	14,074	8,063
CNH Industrial NV	49,172	453
Copart Inc *	96,932	3,795
Core & Main Inc, Cl A *	22,019	1,144
Curtiss-Wright Corp	3,572	1,969
Donaldson Co Inc, Cl A	14,230	1,262
Dover Corp	12,705	2,481
Fastenal Co, Cl A	10,304	413
FedEx Corp	3,532	1,020
Flowserve Corp	4,211	292
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GE Vernova Inc	13,677	$8,939
General Electric Co	1,114	343
Genpact Ltd	12,223	572
Graco Inc	88,784	7,278
HEICO Corp, Cl A	12,728	3,213
Howmet Aerospace Inc	22,189	4,549
IES Holdings Inc *	562	219
Illinois Tool Works Inc	7,255	1,787
Johnson Controls International PLC	19,049	2,281
Lockheed Martin Corp	6,116	2,958
Lyft Inc, Cl A *	5,027	97
Masco Corp	21,179	1,344
MSC Industrial Direct Co Inc, Cl A	22,334	1,878
Northrop Grumman Corp	516	294
nVent Electric PLC	18,417	1,878
Otis Worldwide Corp	84,801	7,407
Parker-Hannifin Corp, Cl A	2,061	1,812
QXO Inc *	225,387	4,348
Rockwell Automation Inc	9,861	3,837
Snap-on Inc	7,319	2,522
Southwest Airlines Co, Cl A	8,713	360
Tetra Tech Inc	12,699	426
Textron Inc	6,521	568
Trane Technologies PLC	9,311	3,624
United Airlines Holdings Inc *	15,096	1,688
Veralto Corp	10,860	1,084
Verisk Analytics Inc, Cl A	14,513	3,246
Vertiv Holdings Co, Cl A	39,950	6,472
Woodward Inc	4,759	1,439
WW Grainger Inc	2,630	2,654
		106,354
Information Technology — 42.7%
Adobe Inc *	9,823	3,438
Advanced Micro Devices Inc *	7,223	1,547
Akamai Technologies Inc *	554	48
Amphenol Corp, Cl A	79,898	10,797
Analog Devices Inc	29,431	7,982
Apple Inc	360,788	98,084
Applied Materials Inc	4,100	1,054
AppLovin Corp, Cl A *	22,893	15,426
Arista Networks Inc *	64,785	8,489
Astera Labs Inc *	26,879	4,471
Autodesk Inc, Cl A *	33,391	9,884
Broadcom Inc	103,200	35,717
Cadence Design Systems Inc *	5,604	1,752
Ciena Corp *	23,876	5,584
Cirrus Logic Inc *	26,745	3,169
Cisco Systems Inc	197,340	15,201
Cloudflare Inc, Cl A *	13,162	2,595
Corning Inc, Cl B	137,615	12,049
Credo Technology Group Holding Ltd *	1,324	190
Crowdstrike Holdings Inc, Cl A *	5,248	2,460
Dell Technologies Inc, Cl C	5,736	722

10	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DocuSign Inc, Cl A *	67,112	$4,590
Dolby Laboratories Inc, Cl A	46,672	2,997
Dropbox Inc, Cl A *	169,822	4,721
F5 Inc, Cl A *	21,915	5,594
Fair Isaac Corp *	365	617
Flex Ltd *	97,533	5,893
Fortinet Inc *	39,375	3,127
Gartner Inc *	7,177	1,811
Guidewire Software Inc *	14,049	2,824
Hewlett Packard Enterprise Co	152,987	3,675
Intel Corp *	7,063	261
International Business Machines Corp	26,548	7,864
Intuit Inc	6,640	4,398
Jabil Inc	27,009	6,159
KLA Corp	3,599	4,373
Lam Research Corp	47,819	8,186
Manhattan Associates Inc *	4,460	773
Marvell Technology Inc	3,860	328
Microsoft Corp	271,473	131,290
MongoDB Inc, Cl A *	857	360
Motorola Solutions Inc	12,207	4,679
Nebius Group NV, Cl A *	78,749	6,592
NetApp Inc	42,422	4,543
Nutanix Inc, Cl A *	25,944	1,341
NVIDIA Corp	765,739	142,810
Oracle Corp, Cl B	33,473	6,524
Palantir Technologies Inc, Cl A *	37,120	6,598
Pure Storage Inc, Cl A *	16,771	1,124
QUALCOMM Inc	22,916	3,920
Salesforce Inc	8,210	2,175
Sandisk Corp *	11,925	2,831
Skyworks Solutions Inc	17,220	1,092
Snowflake Inc, Cl A *	19,202	4,212
Taiwan Semiconductor Manufacturing Co Ltd ADR	28,386	8,626
Twilio Inc, Cl A *	36,846	5,241
Ubiquiti Inc	1,014	561
UiPath Inc, Cl A *	72,977	1,196
VeriSign Inc	21,453	5,212
Western Digital Corp	39,255	6,762
Workday Inc, Cl A *	1,144	246
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zscaler Inc *	1,857	$418
		657,203
Materials — 1.5%
AptarGroup Inc	7,401	903
DuPont de Nemours Inc	9,087	365
Linde PLC	14,397	6,139
Martin Marietta Materials Inc, Cl A	491	306
Newmont Corp	80,126	8,000
Sherwin-Williams Co/The, Cl A	20,674	6,699
		22,412
Real Estate — 0.3%
Omega Healthcare Investors Inc ‡	28,557	1,266
SBA Communications Corp, Cl A ‡	4,761	921
STAG Industrial Inc ‡	5,913	217
Ventas Inc ‡	27,901	2,159
		4,563
Utilities — 0.8%
Constellation Energy Corp	4,285	1,514
PG&E Corp	4,049	65
Talen Energy Corp *	21,830	8,183
Vistra Corp	13,104	2,114
		11,876
Total Common Stock
(Cost $692,027) ($ Thousands)		1,475,424

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.0%
U.S. Treasury Bill
3.744%, 02/26/2026 (A)	$32,000	31,824
Total U.S. Treasury Obligation
(Cost $31,816) ($ Thousands)		31,824

	Shares
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.640%**†	28,964,884	28,965
Total Cash Equivalent
(Cost $28,965) ($ Thousands)		28,965
Total Investments in Securities — 99.9%
(Cost $752,808) ($ Thousands)		$1,536,213

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
NASDAQ 100 Index E-MINI	7	Mar-2026	$3,604	$3,564	$(40)
S&P 500 Index E-MINI	13	Mar-2026	4,485	4,481	(4)

SEI Institutional Managed Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Growth Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
S&P Mid Cap 400 Index E-MINI	2	Mar-2026	$676	$664	$(12)
			$8,765	$8,709	$(56)

A list of the open OTC swap agreements held by the Fund at December 31, 2025 is as follows:

Total Return Swap

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	United States Custom	New York Federal	Asset Returns	Annually	09/15/2026	USD	46,644	$1,414	$–	$1,414
	Basket of Securities	Overnight Bank Fund
		Rate +0.40%

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of December 31, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
31,322	LAM RESEARCH CORP	$5,146	$5,362	11.0%
10,681	EXPEDIA GROUP INC	3,028	3,026	6.5
35,798	SYNCHRONY FINANCIAL	2,979	2,987	6.4
4,168	GE VERNOVA INC	2,840	2,724	6.1
48,375	PEGASYSTEMS INC	2,824	2,889	6.1
20,954	PRIMORIS SERVICES CORP	2,736	2,601	5.9
5,750	TESLA INC	2,733	2,586	5.9
69,705	OVINTIV INC	2,732	2,732	5.9
24,158	CITIGROUP INC	2,725	2,819	5.8
7,980	BROADCOM INC	2,712	2,762	5.8
13,600	TERADYNE INC	2,648	2,632	5.7
2,676	COMFORT SYSTEMS USA INC	2,592	2,497	5.6
2,069	KLA CORP COM NEW	2,545	2,514	5.5
4,501	MSCI INC.	2,491	2,582	5.3
41,315	ZIONS BANCORPORATION NA	2,444	2,419	5.2
27,046	TEXTRON INC	2,378	2,358	5.1
8,097	ROYAL CARIBBEAN CRUISES LTD (DOING BUSINESS AS ROY	2,326	2,258	5.0
12,488	ORACLE CORP	2,309	2,434	5.0
30,537	ELASTIC N.V. BEARER AND REGISTERED SHARES	2,251	2,304	4.8
8,088	RENAISSANCERE HOLDINGS LTD	2,196	2,274	4.7
7,203	GE AEROSPACE	2,168	2,219	4.7
55,288	STAG INDUSTRIAL INC	2,077	2,032	4.5
9,938	BOEING CO/THE	2,042	2,158	4.4
59,255	TETRA TECH INC	2,041	1,987	4.4
203,029	CNH INDUSTRIAL N.V.	1,943	1,872	4.2
31,133	PAYPAL HOLDINGS INC	1,891	1,818	4.1
160,626	RITHM CAPITAL CORP	1,797	1,751	3.9
2,338	EQUINIX INC	1,780	1,791	3.8
215,854	ADT INC	1,768	1,742	3.8
20,999	GLOBAL PAYMENTS INC	1,711	1,625	3.7
7,046	VERISIGN INC	1,704	1,712	3.7
58,070	CARNIVAL CORPORATION SHS	1,661	1,773	3.6
85,551	LYFT INC	1,636	1,657	3.5
30,924	SYNOVUS FINANCIAL CORP	1,635	1,548	3.5
7,100	ABBVIE INC	1,615	1,622	3.5
19,298	NATIONAL FUEL GAS CO	1,590	1,545	3.4
12,011	PROLOGIS INC	1,569	1,533	3.4
55,929	DROPBOX INC	1,558	1,555	3.3
1,376	ELI LILLY & CO	1,462	1,479	3.1
36,874	UGI CORP	1,408	1,380	3.0
25,829	ALCOA CORP COM	1,380	1,373	3.0

12	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
2,017	APPLOVIN CORP	$1,362	$1,359	2.9%
120,171	AVANTOR INC COM	1,356	1,377	2.9
14,306	NASDAQ INC	1,329	1,390	2.9
29,169	LINCOLN NATL CORP IND COM	1,318	1,299	2.8
2,538	S&P GLOBAL INC	1,268	1,326	2.7
7,008	AMERICAN TOWER CORP	1,263	1,230	2.7
29,136	CENTENE CORP DEL COM	1,179	1,199	2.5
5,994	SBA COMMUNICATIONS CORP	1,158	1,159	2.5
4,753	MICRON TECHNOLOGY INC	1,129	1,357	2.4
13,730	CVS HEALTH CORP	1,094	1,090	2.4
61,410	IRIDIUM COMMUNICATIONS INC	1,081	1,067	2.3
1,132	MONOLITHIC POWER SYSTEMS INC	1,075	1,026	2.3
16,901	HALOZYME THERAPEUTICS INC	1,072	1,137	2.3
16,071	SKYWORKS SOLUTIONS INC	1,067	1,019	2.3
10,401	NEWMONT CORPORATION	1,037	1,039	2.2
50,453	KEYCORP COM	1,032	1,041	2.2
38,723	KYNDRYL HOLDINGS INC	1,028	1,028	2.2
10,414	INCYTE CORP	1,027	1,029	2.2
66,658	PG&E CORPORATION	1,024	1,071	2.2
13,379	BRIDGEBIO PHARMA INC	997	1,023	2.1
20,861	NUTANIX INC	996	1,078	2.1
11,114	ROBLOX CORPORATION	966	901	2.1
11,784	FORTINET INC	961	936	2.1
131,082	SNAP INC	952	1,058	2.0
10,948	AKAMAI TECHNOLOGIES INC	947	955	2.0
3,157	SEAGATE TECHNOLOGY HLDNGS PLC ORD SHS	902	869	1.9
7,339	POPULAR INC	900	914	1.9
17,144	BIOMARIN PHARMACEUTICAL INC	894	1,019	1.9
12,716	ZILLOW GROUP INC	870	867	1.9
23,107	INTEL CORP	867	853	1.9
19,514	OMEGA HEALTHCARE INVS INC COM	864	865	1.9
4,662	NVIDIA CORP	822	869	1.8
12,027	NIKE INC SHS	815	766	1.8
75,083	DOUBLEVERIFY HOLDINGS INC	813	859	1.7
3,821	ALLSTATE CORP	810	795	1.7
12,254	DEXCOM INC	805	813	1.7
6,472	AUTOLIV INC COM	785	768	1.7
1,354	NORTHROP GRUMMAN CORP	780	772	1.7
8,165	O'REILLY AUTOMOTIVE INC	777	745	1.7
5,033	NEUROCRINE BIOSCIENCES INC	775	714	1.7
216	AUTOZONE INC	754	733	1.6
2,766	WEST PHARMACEUTICAL SERVICES	752	761	1.6
10,549	VIKING HOLDINGS LTD ORD SHS	748	753	1.6
20,068	CARETRUST REIT INC COM	734	726	1.6
11,303	WEBSTER FINL CORP COM	725	711	1.6
2,411	TRAVELERS COMPANIES INC	701	699	1.5
2,961	NATERA INC	676	678	1.5
2,514	APPLIED MATERIALS INC	655	646	1.4
6,529	WAYFAIR INC	644	656	1.4
25,169	KRAFT HEINZ CO COM	617	610	1.3
44,238	AES CORP	613	634	1.3
3,547	WESTERN DIGITAL CORP	610	611	1.3
6,827	MARVELL TECHNOLOGY INC COM	575	580	1.2
2,932	RYDER SYS INC COM	560	561	1.2
6,753	RUBRIK INC	539	516	1.2
17,833	ALKERMES PLC	502	499	1.1
16,474	MGIC INVESTMENT CORP	480	481	1.0
2,979	ATLASSIAN CORP	474	483	1.0

SEI Institutional Managed Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Growth Fund (Continued)

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(4,431)	RBC BEARINGS INC	$(2,050)	$(1,987)	(4.4)%
(88,682)	OLD NATIONAL BANCORP	(2,039)	(1,978)	(4.4)
(13,934)	WINTRUST FINL CORP COM	(1,969)	(1,948)	(4.2)
(11,780)	HYATT HOTELS CORP	(1,960)	(1,889)	(4.2)
(17,711)	EXPAND ENERGY CORPORATION	(1,958)	(1,955)	(4.2)
(14,500)	AMERICAN WATER WORKS CO INC	(1,945)	(1,892)	(4.2)
(12,000)	REPLIGEN CORP	(1,927)	(1,966)	(4.1)
(3,429)	MEDPACE HOLDINGS INC	(1,917)	(1,926)	(4.1)
(86,228)	GAMESTOP CORP NEW SHS	(1,905)	(1,731)	(4.1)
(47,912)	VIPER ENERGY INC	(1,889)	(1,851)	(4.1)
(77,040)	HP INC	(1,887)	(1,716)	(4.0)
(34,944)	COMMERCE BANCSHARES INC	(1,871)	(1,829)	(4.0)
(14,324)	CULLEN/FROST BANKERS INC	(1,854)	(1,814)	(4.0)
(78,811)	WEYERHAEUSER CO	(1,840)	(1,867)	(4.0)
(8,820)	AUTONATION INC	(1,831)	(1,821)	(3.9)
(9,221)	CHARLES RIVER LABORATORIES INTERNATIONAL INC REGIS	(1,827)	(1,839)	(3.9)
(129,946)	JOBY AVIATION INCORPORATION	(1,821)	(1,715)	(3.9)
(46,765)	INTERNATIONAL PAPER CO	(1,805)	(1,842)	(3.9)
(6,364)	WATTS WATER TECHNOLOGIES INC SHS	(1,790)	(1,757)	(3.8)
(37,809)	CNA FINANCIAL CORP	(1,788)	(1,805)	(3.8)
(12,965)	PHILLIPS 66	(1,783)	(1,673)	(3.8)
(6,133)	ERIE INDEMNITY CO SHS	(1,760)	(1,758)	(3.8)
(33,542)	CAVA GROUP INC COM	(1,742)	(1,969)	(3.7)
(15,106)	ROBINHOOD MARKETS INC	(1,741)	(1,708)	(3.7)
(19,044)	CHOICE HOTELS INTL INC COM	(1,729)	(1,814)	(3.7)
(17,786)	SOUTHSTATE CORPORATION	(1,727)	(1,674)	(3.7)
(83,896)	KIMCO REALTY CORP	(1,720)	(1,701)	(3.7)
(11,319)	TD SYNNEX CORPORATION	(1,700)	(1,700)	(3.7)
(71,476)	FIRST HORIZON CORPORATION COM	(1,696)	(1,708)	(3.6)
(22,676)	Westlake Corporation	(1,669)	(1,677)	(3.6)
(64,133)	SOFI TECHNOLOGIES INC	(1,656)	(1,679)	(3.6)
(14,388)	MUELLER INDUSTRIES INC	(1,649)	(1,652)	(3.5)
(6,730)	AIR PRODUCTS & CHEMICALS INC	(1,649)	(1,662)	(3.5)
(24,792)	COSTAR GROUP INC	(1,580)	(1,667)	(3.4)
(43,696)	LINEAGE INC	(1,580)	(1,529)	(3.4)
(15,989)	RYMAN HOSPITALITY PROPERTIES INC	(1,580)	(1,513)	(3.4)
(10,898)	CDW CORPORATION	(1,579)	(1,484)	(3.4)
(55,464)	BLACKSTONE SECURED LENDING FUND SHS	(1,559)	(1,460)	(3.3)
(74,822)	ARES CAPITAL CORP SHS	(1,520)	(1,514)	(3.3)
(7,090)	PACKAGING CORP AMER COM	(1,450)	(1,462)	(3.1)
(59,501)	MIRION TECHNOLOGIES INC COM CL A	(1,447)	(1,394)	(3.1)
(5,868)	HEICO CORP	(1,431)	(1,481)	(3.1)
(16,658)	GE HEALTHCARE TECHNOLOGIES INC	(1,407)	(1,366)	(3.0)
(7,525)	ATMOS ENERGY CORP	(1,285)	(1,261)	(2.8)
(7,913)	CHEVRON CORP	(1,185)	(1,206)	(2.5)
(13,630)	WESTERN ALLIANCE BANCORP	(1,175)	(1,146)	(2.5)
(49,432)	ROIVANT SCIENCES LIMITED	(1,083)	(1,073)	(2.3)
(2,753)	KINSALE CAPITAL GROUP INC	(1,080)	(1,077)	(2.3)
(18,997)	MP MATERIALS CORP COM CL A	(995)	(960)	(2.1)
(8,251)	UMB FINANCIAL CORP	(985)	(949)	(2.1)
(61,010)	BLUE OWL CAPITAL INC COM CL A	(951)	(911)	(2.0)
(6,453)	XPO INC	(947)	(877)	(2.0)
(1,639)	MADRIGAL PHARMACEUTICALS INC	(919)	(954)	(2.0)
(29,227)	SUPER MICRO COMPUTER INC	(917)	(855)	(2.0)
(14,693)	CYTOKINETICS INC	(913)	(934)	(2.0)
(13,898)	RLI CORP	(904)	(889)	(1.9)
(4,281)	LULULEMON ATHLETICA INC	(883)	(890)	(1.9)
(38,119)	QXO INC COM NEW	(812)	(735)	(1.7)
(3,358)	AEROVIRONMENT INC	(796)	(812)	(1.7)

14	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Growth Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(44,220)	SUMMIT THERAPEUTICS INC	$(773)	$(773)	(1.7)%
(1,639)	FABRINET BEARER SHS	(770)	(746)	(1.7)
(22,621)	ENPHASE ENERGY INC	(738)	(725)	(1.6)
(8,643)	SOLVENTUM CORP COM SHS	(708)	(685)	(1.5)
(4,452)	CONSTELLATION BRANDS INC CL A	(639)	(614)	(1.4)
(6,538)	LIBERTY MEDIA CORP SERIES	(635)	(644)	(1.4)
(9,251)	KARMAN HOLDINGS INC	(630)	(677)	(1.4)
(3,768)	3M CO	(624)	(603)	(1.3)
(4,866)	NOVANTA INC	(581)	(579)	(1.3)
(1,539)	SITIME CORP	(559)	(544)	(1.2)
(38,678)	PERMIAN RESOURCES CORPORATION	(557)	(543)	(1.2)
(7,867)	AST SPACEMOBILE INC	(533)	(571)	(1.1)
(7,383)	LOAR HOLDINGS INC	(508)	(502)	(1.1)
(21,269)	RIGETTI COMPUTING INC COMMON STOCK	(500)	(471)	(1.1)
(37,124)	CLEVELAND-CLIFFS INC	(473)	(493)	(1.0)

Percentages are based on Net Assets of $1,537,073 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$35,725	$93,276	$(100,036)	$—	$—	$28,965	$309	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for Abbreviations.

SEI Institutional Managed Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.0%
Communication Services — 10.2%
Alphabet Inc, Cl A	110,660	$34,637
Alphabet Inc, Cl C	89,975	28,234
AST SpaceMobile Inc, Cl A *	4,200	305
AT&T Inc	133,251	3,310
Charter Communications Inc, Cl A *	1,672	349
Comcast Corp, Cl A	69,856	2,088
DoubleVerify Holdings Inc *	2,900	33
Electronic Arts Inc	4,806	982
Fox Corp, Cl A	4,031	294
Fox Corp, Cl B	2,600	169
Frontier Communications Parent Inc *	4,600	175
GCI Liberty Inc *	2,200	—
GCI Liberty Inc, Cl A *	80	3
GCI Liberty Inc, Cl C *	642	24
IAC Inc *	1,248	49
Iridium Communications Inc	1,800	31
Liberty Broadband Corp, Cl A *	300	14
Liberty Broadband Corp, Cl C *	2,208	107
Liberty Global Ltd, Cl A *	3,200	36
Liberty Global Ltd, Cl C *	2,700	30
Liberty Media Corp-Liberty Formula One, Cl A *	400	36
Liberty Media Corp-Liberty Formula One, Cl C *	4,050	399
Live Nation Entertainment Inc *	2,990	426
Madison Square Garden Sports Corp *	296	77
Match Group Inc	4,799	155
Meta Platforms Inc, Cl A	41,564	27,436
Millicom International Cellular SA	1,900	105
Netflix Inc *	80,530	7,550
New York Times Co/The, Cl A	3,012	209
News Corp, Cl A	7,400	193
News Corp, Cl B	2,300	68
Nexstar Media Group Inc, Cl A	550	112
NIQ Global Intelligence plc *	900	15
Omnicom Group Inc	6,102	493
Pinterest Inc, Cl A *	11,126	288
Reddit Inc, Cl A *	2,200	506
ROBLOX Corp, Cl A *	11,600	940
Roku Inc, Cl A *	2,445	265
Sirius XM Holdings Inc	3,703	74
Spotify Technology SA *	2,920	1,696
Take-Two Interactive Software Inc, Cl A *	3,404	871
TKO Group Holdings Inc, Cl A	1,300	272
T-Mobile US Inc	9,164	1,861
Trade Desk Inc/The, Cl A *	8,451	321
Trump Media & Technology Group Corp *	3,106	41
Verizon Communications Inc	80,229	3,268
Walt Disney Co/The	34,444	3,919
Warner Bros Discovery Inc *	44,420	1,280
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	5,500	$56
		123,802
Consumer Discretionary — 10.3%
ADT Inc	7,728	62
Airbnb Inc, Cl A *	8,100	1,099
Amazon.com Inc, Cl A *	182,612	42,150
Amer Sports Inc *	2,945	110
Aptiv PLC *	4,153	316
Aramark	4,991	184
AutoNation Inc *	494	102
AutoZone Inc *	312	1,058
Bath & Body Works Inc	4,200	84
Best Buy Co Inc	3,680	246
Birkenstock Holding PLC *	850	35
Booking Holdings Inc	619	3,315
BorgWarner Inc	4,300	194
Boyd Gaming Corp	1,100	94
Bright Horizons Family Solutions Inc *	1,100	112
Brunswick Corp/DE	1,300	96
Burlington Stores Inc *	1,213	350
Caesars Entertainment Inc *	4,000	94
CarMax Inc *	3,000	116
Carnival Corp *	20,627	630
Carvana Co, Cl A *	2,510	1,059
Cava Group Inc *	2,000	117
Chewy Inc, Cl A *	4,100	135
Chipotle Mexican Grill Inc, Cl A *	25,450	942
Choice Hotels International Inc	528	50
Churchill Downs Inc	1,222	139
Columbia Sportswear Co	500	28
Coupang Inc, Cl A *	23,450	553
Crocs Inc *	1,050	90
Darden Restaurants Inc	2,199	405
Deckers Outdoor Corp *	2,806	291
Dick's Sporting Goods Inc	1,192	236
Dillard's Inc, Cl A	70	42
Domino's Pizza Inc	599	250
DoorDash Inc, Cl A *	6,844	1,550
DR Horton Inc	5,058	728
DraftKings Inc, Cl A *	9,100	314
Duolingo Inc, Cl A *	700	123
Dutch Bros Inc, Cl A *	2,200	135
eBay Inc	8,756	763
Etsy Inc *	1,854	103
Expedia Group Inc	2,324	658
Five Below Inc *	983	185
Floor & Decor Holdings Inc, Cl A *	2,100	128
Flutter Entertainment PLC *	3,000	645
Ford Motor Co	74,485	977
GameStop Corp, Cl A *	8,000	161
Gap Inc/The	4,200	107
Garmin Ltd	3,057	620
General Motors Co	18,099	1,472

16	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gentex Corp	4,435	$103
Genuine Parts Co	2,676	329
Grand Canyon Education Inc *	550	91
H&R Block Inc	2,600	113
Harley-Davidson Inc, Cl A	2,200	45
Hasbro Inc	2,602	213
Hilton Worldwide Holdings Inc	4,394	1,262
Home Depot Inc/The	18,936	6,516
Hyatt Hotels Corp, Cl A	794	127
Las Vegas Sands Corp	5,946	387
Lear Corp	994	114
Lennar Corp, Cl A	4,075	419
Lennar Corp, Cl B	150	14
Liberty Live Holdings Inc, Cl A *	400	33
Liberty Live Holdings Inc, Cl C *	909	76
Lithia Motors Inc, Cl A	490	163
LKQ Corp	4,888	148
Lowe's Cos Inc	10,634	2,564
Lucid Group Inc, Cl A *	2,060	22
Lululemon Athletica Inc *	1,993	414
Macy's Inc	5,100	112
Marriott International Inc/MD, Cl A	4,345	1,348
Mattel Inc *	6,300	125
McDonald's Corp	13,571	4,148
MGM Resorts International *	4,053	148
Mohawk Industries Inc *	1,032	113
Murphy USA Inc	345	139
Newell Brands Inc, Cl B	7,970	30
NIKE Inc, Cl B	22,094	1,408
Norwegian Cruise Line Holdings Ltd *	8,663	193
NVR Inc *	54	394
Ollie's Bargain Outlet Holdings Inc *	1,161	127
On Holding, Cl A *	4,300	200
O'Reilly Automotive Inc *	16,250	1,482
Penn Entertainment Inc *	2,900	43
Penske Automotive Group Inc, Cl A	300	47
Planet Fitness Inc, Cl A *	1,600	174
Pool Corp	669	153
PulteGroup Inc	3,700	434
PVH Corp	999	67
QuantumScape Corp, Cl A *	8,300	86
Ralph Lauren Corp, Cl A	684	242
Restaurant Brands International Inc	6,200	423
RH *	303	54
Rivian Automotive Inc, Cl A *	14,700	290
Ross Stores Inc	6,094	1,098
Royal Caribbean Cruises Ltd	4,803	1,340
Service Corp International/US	2,700	210
SharkNinja Inc *	1,600	179
Somnigroup International Inc	3,850	344
Starbucks Corp	21,636	1,822
Tapestry Inc	3,908	499
Tesla Inc *	53,733	24,165
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Texas Roadhouse Inc, Cl A	1,300	$216
Thor Industries Inc	1,000	103
TJX Cos Inc/The	21,259	3,266
Toll Brothers Inc	1,850	250
TopBuild Corp *	540	225
Tractor Supply Co	10,055	503
Travel + Leisure Co	1,263	89
Ulta Beauty Inc *	850	514
Under Armour Inc, Cl A *	4,200	21
Under Armour Inc, Cl C *	3,500	17
Vail Resorts Inc	720	96
Valvoline Inc *	2,500	73
VF Corp	6,764	122
Viking Holdings Ltd *	3,000	214
Wayfair Inc, Cl A *	1,823	183
Wendy's Co/The	3,100	26
Whirlpool Corp	1,038	75
Williams-Sonoma Inc	2,250	402
Wingstop Inc, Cl A	550	131
Wyndham Hotels & Resorts Inc	1,463	111
Wynn Resorts Ltd	1,615	194
YETI Holdings Inc *	1,600	71
Yum! Brands Inc	5,259	796
		125,941
Consumer Staples — 4.5%
Albertsons Cos Inc, Cl A	7,700	132
Altria Group Inc	32,150	1,854
Archer-Daniels-Midland Co	9,088	522
BellRing Brands Inc *	2,500	67
BJ's Wholesale Club Holdings Inc *	2,500	225
Boston Beer Co Inc/The, Cl A *	90	18
Brown-Forman Corp, Cl A	840	22
Brown-Forman Corp, Cl B	2,922	76
Bunge Global SA	2,600	232
Campbell's Company	3,800	106
Casey's General Stores Inc	712	394
Celsius Holdings Inc *	3,200	146
Church & Dwight Co Inc	4,710	395
Clorox Co/The	2,371	239
Coca-Cola Co/The	73,894	5,166
Coca-Cola Consolidated Inc	1,000	153
Colgate-Palmolive Co	15,279	1,207
Conagra Brands Inc	9,349	162
Constellation Brands Inc, Cl A	2,736	377
Costco Wholesale Corp	8,428	7,268
Coty Inc, Cl A *	6,639	20
Darling Ingredients Inc *	3,073	111
Dollar General Corp	4,145	550
Dollar Tree Inc *	3,756	462
elf Beauty Inc *	1,100	84
Estee Lauder Cos Inc/The, Cl A	4,580	480
Flowers Foods Inc	3,650	40
Freshpet Inc *	900	55

SEI Institutional Managed Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Mills Inc	10,461	$486
Hershey Co/The	2,792	508
Hormel Foods Corp	5,437	129
Ingredion Inc	1,210	133
J M Smucker Co/The	1,954	191
Kenvue Inc	36,204	624
Keurig Dr Pepper Inc	24,525	687
Kimberly-Clark Corp	6,320	638
Kraft Heinz Co/The	16,249	394
Kroger Co/The	11,538	721
Lamb Weston Holdings Inc	2,500	105
Maplebear Inc *	3,400	153
McCormick & Co Inc/MD	4,782	326
Molson Coors Beverage Co, Cl B	3,295	154
Mondelez International Inc, Cl A	24,746	1,332
Monster Beverage Corp *	13,278	1,018
PepsiCo Inc	26,080	3,743
Performance Food Group Co *	2,900	261
Philip Morris International Inc	29,613	4,750
Pilgrim's Pride Corp	900	35
Post Holdings Inc *	1,007	100
Primo Brands Corp, Cl A	5,200	85
Procter & Gamble Co/The	44,657	6,400
Reynolds Consumer Products Inc	1,200	27
Seaboard Corp	6	27
Smithfield Foods Inc	520	12
Sprouts Farmers Market Inc *	1,950	155
Sysco Corp	9,163	675
Target Corp, Cl A	8,643	845
Tyson Foods Inc, Cl A	5,358	314
US Foods Holding Corp *	4,397	331
Walmart Inc	82,663	9,209
		55,131
Energy — 2.8%
Antero Midstream Corp	6,600	117
Antero Resources Corp *	5,700	196
APA Corp	7,000	171
Baker Hughes Co, Cl A	18,902	861
Cheniere Energy Inc	4,173	811
Chevron Corp	35,640	5,432
Chord Energy Corp	1,100	102
Civitas Resources Inc	1,800	49
ConocoPhillips	24,085	2,255
Coterra Energy Inc	14,314	377
Devon Energy Corp	11,861	434
Diamondback Energy Inc, Cl A	3,629	545
DT Midstream Inc	1,956	234
EOG Resources Inc	10,382	1,090
EQT Corp	11,767	631
Expand Energy Corp	4,150	458
Exxon Mobil Corp	80,436	9,680
Halliburton Co	16,345	462
HF Sinclair Corp	3,100	143
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kinder Morgan Inc	37,134	$1,021
Marathon Petroleum Corp	5,830	948
Matador Resources Co	2,300	98
NOV Inc	7,350	115
Occidental Petroleum Corp	13,423	552
ONEOK Inc	11,881	873
Ovintiv Inc	4,900	192
Permian Resources Corp, Cl A	12,600	177
Phillips 66	7,780	1,004
Range Resources Corp	4,450	157
SLB Ltd, Cl A	28,625	1,099
Targa Resources Corp	4,100	756
TechnipFMC PLC	7,800	348
Texas Pacific Land Corp	1,131	325
Valero Energy Corp	5,924	964
Viper Energy Inc, Cl A	3,100	120
Weatherford International PLC	1,400	109
Williams Cos Inc/The	23,223	1,396
		34,302
Financials — 13.4%
Affiliated Managers Group Inc	471	136
Affirm Holdings Inc, Cl A *	5,100	380
Aflac Inc	9,306	1,026
AGNC Investment Corp ‡	18,428	198
Allstate Corp/The	4,980	1,037
Ally Financial Inc	5,358	243
American Express Co	10,284	3,805
American Financial Group Inc/OH	1,243	170
American International Group Inc	10,963	938
Ameriprise Financial Inc	1,794	880
Annaly Capital Management Inc ‡	12,093	270
Aon PLC, Cl A	3,977	1,403
Apollo Global Management Inc	7,847	1,136
Arch Capital Group Ltd *	6,939	666
Ares Management Corp, Cl A	3,550	574
Arthur J Gallagher & Co	4,815	1,246
Assurant Inc	1,000	241
Assured Guaranty Ltd	914	82
Axis Capital Holdings Ltd	1,423	152
Bank of America Corp	126,652	6,966
Bank of New York Mellon Corp/The	13,435	1,560
Bank OZK	2,100	97
Berkshire Hathaway Inc, Cl B *	35,040	17,613
Blackrock Inc	2,896	3,100
Blackstone Inc, Cl A	13,949	2,150
Block Inc, Cl A *	10,353	674
Blue Owl Capital Inc, Cl A	12,000	179
BOK Financial Corp	400	47
Brighthouse Financial Inc *	1,100	71
Brookfield Asset Management Ltd, Cl A	7,300	382
Brown & Brown Inc	5,350	426
Bullish *	600	23
Capital One Financial Corp	11,981	2,904

18	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Carlyle Group Inc/The	4,900	$290
Cboe Global Markets Inc	2,000	502
Charles Schwab Corp/The	32,438	3,241
Chubb Ltd	7,090	2,213
Cincinnati Financial Corp	2,900	474
Citigroup Inc	33,780	3,942
Citizens Financial Group Inc	8,259	482
CME Group Inc, Cl A	6,853	1,871
CNA Financial Corp	352	17
Coinbase Global Inc, Cl A *	4,260	963
Columbia Banking System Inc	5,866	164
Comerica Inc	2,403	209
Commerce Bancshares Inc/MO	2,560	134
Corebridge Financial Inc	5,100	154
Corpay Inc *	1,271	382
Credit Acceptance Corp, Cl A *	36	16
Cullen/Frost Bankers Inc	1,114	141
East West Bancorp Inc	2,600	292
Equitable Holdings Inc	5,800	276
Euronet Worldwide Inc *	800	61
Evercore Inc, Cl A	683	232
Everest Group Ltd	816	277
F&G Annuities & Life Inc	298	9
FactSet Research Systems Inc	716	208
Fidelity National Financial Inc	4,960	271
Fidelity National Information Services Inc, Cl B	10,019	666
Fifth Third Bancorp	12,800	599
Figure Technology Solutions, Cl A *	700	29
First American Financial Corp	1,950	120
First Citizens BancShares Inc/NC, Cl A	176	378
First Hawaiian Inc	2,600	66
First Horizon Corp	9,550	228
Fiserv Inc, Cl A *	10,378	697
FNB Corp/PA	6,950	119
Franklin Resources Inc	6,050	144
Freedom Holding Corp *	350	43
Global Payments Inc	4,677	362
Globe Life Inc	1,581	221
Goldman Sachs Group Inc/The	5,580	4,905
Hamilton Lane Inc, Cl A	800	107
Hanover Insurance Group Inc/The, Cl A	626	114
Hartford Insurance Group Inc/The	5,359	738
Houlihan Lokey Inc, Cl A	1,050	183
Huntington Bancshares Inc/OH	29,488	512
Interactive Brokers Group Inc, Cl A	8,084	520
Intercontinental Exchange Inc	10,862	1,759
Invesco Ltd	7,162	188
Jack Henry & Associates Inc	1,344	245
Janus Henderson Group PLC	2,450	117
Jefferies Financial Group Inc	3,000	186
JPMorgan Chase & Co	51,726	16,667
Kemper Corp, Cl A	1,255	51
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
KeyCorp	17,988	$371
Kinsale Capital Group Inc	418	163
KKR & Co Inc	12,900	1,644
Lazard Inc, Cl A	1,700	83
Lincoln National Corp	3,377	150
Loews Corp	3,289	346
LPL Financial Holdings Inc	1,492	533
M&T Bank Corp	2,927	590
Markel Group Inc *	240	516
MarketAxess Holdings Inc	725	131
Marsh & McLennan Cos Inc	9,339	1,733
Mastercard Inc, Cl A	15,306	8,738
MetLife Inc	10,755	849
MGIC Investment Corp	4,600	134
Moody's Corp	2,963	1,514
Morgan Stanley	21,832	3,876
Morningstar Inc, Cl A	450	98
MSCI Inc, Cl A	1,444	828
Nasdaq Inc, Cl A	8,633	838
Northern Trust Corp	3,650	499
NU Holdings Ltd, Cl A *	63,800	1,068
Old Republic International Corp	4,500	205
OneMain Holdings Inc, Cl A	2,181	147
PayPal Holdings Inc	18,170	1,061
Pinnacle Financial Partners Inc	1,500	143
PNC Financial Services Group Inc/The	7,456	1,556
Popular Inc	1,300	162
Primerica Inc	631	163
Principal Financial Group Inc, Cl A	4,234	373
Progressive Corp/The	11,157	2,541
Prosperity Bancshares Inc	1,800	124
Prudential Financial Inc	6,762	763
Raymond James Financial Inc	3,455	555
Regions Financial Corp	17,062	462
Reinsurance Group of America Inc, Cl A	1,224	249
RenaissanceRe Holdings Ltd	875	246
Rithm Capital Corp ‡	10,340	113
RLI Corp	1,600	102
Robinhood Markets Inc, Cl A *	14,100	1,595
Rocket Cos Inc, Cl A	17,750	344
Ryan Specialty Holdings Inc, Cl A	2,100	108
S&P Global Inc	5,824	3,044
SEI Investments Co	2,000	164
Shift4 Payments Inc, Cl A *	1,200	76
SLM Corp	4,240	115
SoFi Technologies Inc *	21,800	571
SOUTHSTATE BANK CORP	1,900	179
Starwood Property Trust Inc ‡	6,600	119
State Street Corp	5,359	691
Stifel Financial Corp	1,900	238
Synchrony Financial	7,118	594
Synovus Financial Corp	2,600	130
T Rowe Price Group Inc	4,221	432

SEI Institutional Managed Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TFS Financial Corp	917	$12
Toast Inc, Cl A *	8,550	304
TPG Inc, Cl A	2,600	166
Tradeweb Markets Inc, Cl A	2,200	237
Travelers Cos Inc/The	4,310	1,250
Truist Financial Corp	24,627	1,212
Unum Group	3,225	250
US Bancorp	29,780	1,589
UWM Holdings Corp	2,800	12
Virtu Financial Inc, Cl A	1,600	53
Visa Inc, Cl A	32,059	11,243
Voya Financial Inc	1,900	141
W R Berkley Corp	5,525	387
Webster Financial Corp	3,268	206
Wells Fargo & Co	59,825	5,576
Western Alliance Bancorp	2,100	177
Western Union Co/The	6,300	59
WEX Inc *	595	89
White Mountains Insurance Group Ltd	40	83
Willis Towers Watson PLC	1,854	609
Wintrust Financial Corp	1,300	182
XP Inc, Cl A	7,900	129
Zions Bancorp NA	2,850	167
		163,760
Health Care — 9.5%
Abbott Laboratories	32,933	4,126
AbbVie Inc	33,635	7,685
Acadia Healthcare Co Inc, Cl A *	1,700	24
Agilent Technologies Inc	5,454	742
Align Technology Inc *	1,251	195
Alnylam Pharmaceuticals Inc *	2,377	945
Amgen Inc, Cl A	10,201	3,339
Apellis Pharmaceuticals Inc *	2,100	53
Avantor Inc *	13,070	150
Baxter International Inc	9,965	190
Becton Dickinson & Co	5,409	1,050
Biogen Inc *	2,759	486
BioMarin Pharmaceutical Inc *	3,567	212
Bio-Rad Laboratories Inc, Cl A *	356	108
Bio-Techne Corp	3,096	182
Boston Scientific Corp *	27,988	2,669
Bristol-Myers Squibb Co	38,736	2,089
Bruker Corp	2,000	94
Cardinal Health Inc	4,500	925
Caris Life Sciences Inc *	400	11
Cencora Inc, Cl A	3,465	1,170
Centene Corp *	9,431	388
Certara Inc *	2,600	23
Charles River Laboratories International Inc *	961	192
Chemed Corp	256	110
Cigna Group/The	5,025	1,383
Cooper Cos Inc/The *	3,748	307
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Corcept Therapeutics Inc *	1,800	$63
CVS Health Corp	23,808	1,889
Danaher Corp, Cl A	12,084	2,766
DaVita Inc *	700	79
DENTSPLY SIRONA Inc	3,800	43
Dexcom Inc *	7,459	495
Doximity Inc, Cl A *	2,500	111
Edwards Lifesciences Corp, Cl A *	10,987	937
Elanco Animal Health Inc *	9,227	209
Elevance Health Inc	4,302	1,508
Eli Lilly & Co	15,220	16,357
Encompass Health Corp	1,900	202
Envista Holdings Corp *	3,300	72
Exact Sciences Corp *	3,500	355
Exelixis Inc *	5,000	219
GE HealthCare Technologies Inc	8,704	714
Gilead Sciences Inc	23,694	2,908
Globus Medical Inc, Cl A *	2,150	188
Halozyme Therapeutics Inc *	2,400	161
HCA Healthcare Inc	3,104	1,449
Henry Schein Inc *	2,047	155
Hologic Inc *	4,200	313
Humana Inc	2,304	590
IDEXX Laboratories Inc *	1,516	1,026
Illumina Inc *	3,028	397
Incyte Corp *	3,043	301
Insmed Inc *	4,000	696
Inspire Medical Systems Inc *	550	51
Insulet Corp *	1,329	378
Intuitive Surgical Inc *	6,783	3,842
Ionis Pharmaceuticals Inc *	3,000	237
IQVIA Holdings Inc *	3,205	722
Jazz Pharmaceuticals PLC *	1,080	184
Johnson & Johnson	45,706	9,459
Labcorp Holdings Inc	1,611	404
Masimo Corp *	900	117
McKesson Corp	2,382	1,954
Medpace Holdings Inc *	410	230
Medtronic PLC	24,303	2,335
Merck & Co Inc	47,822	5,034
Mettler-Toledo International Inc *	400	558
Moderna Inc *	6,631	196
Molina Healthcare Inc *	1,055	183
Natera Inc *	2,500	573
Neurocrine Biosciences Inc *	1,884	267
Organon & Co	5,170	37
Penumbra Inc *	700	218
Perrigo Co PLC	2,793	39
Pfizer Inc	107,925	2,687
QIAGEN NV	4,203	189
Quest Diagnostics Inc	2,141	371
Regeneron Pharmaceuticals Inc	1,979	1,527
Repligen Corp *	950	156

20	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ResMed Inc	2,795	$673
Revolution Medicines *	3,300	263
Revvity Inc	2,241	217
Roivant Sciences Ltd *	7,400	161
Royalty Pharma PLC, Cl A	7,300	282
Sarepta Therapeutics Inc *	1,900	41
Solventum Corp *	2,788	221
Sotera Health Co *	3,000	53
STERIS PLC	1,840	466
Stryker Corp	6,530	2,295
Summit Therapeutics Inc *	2,400	42
Teleflex Inc	839	102
Tempus AI Inc, Cl A *	1,600	94
Tenet Healthcare Corp *	1,600	318
Thermo Fisher Scientific Inc	7,156	4,147
Ultragenyx Pharmaceutical Inc *	1,700	39
United Therapeutics Corp *	832	405
UnitedHealth Group Inc	17,305	5,713
Universal Health Services Inc, Cl B	1,025	223
Veeva Systems Inc, Cl A *	2,818	629
Vertex Pharmaceuticals Inc *	4,886	2,215
Viatris Inc, Cl W	22,330	278
Viking Therapeutics Inc *	2,200	77
Waters Corp *	1,099	417
West Pharmaceutical Services Inc	1,328	365
Zimmer Biomet Holdings Inc	3,822	344
Zoetis Inc, Cl A	8,465	1,065
		116,144
Industrials — 8.9%
3M Co	10,102	1,617
A O Smith Corp	2,200	147
AAON Inc	1,300	99
Acuity Inc	579	208
Advanced Drainage Systems Inc	1,300	188
AECOM	2,500	238
AGCO Corp	1,200	125
Air Lease Corp, Cl A	1,900	122
Alaska Air Group Inc *	2,200	111
Allegion PLC	1,650	263
Allison Transmission Holdings Inc	1,600	157
Amentum Holdings Inc *	3,199	93
American Airlines Group Inc *	12,272	188
AMETEK Inc	4,383	900
API Group Corp *	6,900	264
Applied Industrial Technologies Inc, Cl A	750	193
Armstrong World Industries Inc	850	162
ATI Inc *	2,600	298
Automatic Data Processing Inc	7,764	1,997
Avis Budget Group Inc *	300	39
Axon Enterprise Inc *	1,393	791
Boeing Co/The *	14,188	3,080
Booz Allen Hamilton Holding Corp, Cl A	2,340	197
Broadridge Financial Solutions Inc	2,225	497
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Builders FirstSource Inc *	2,050	$211
BWX Technologies Inc	1,700	294
CACI International Inc, Cl A *	412	220
Carlisle Cos Inc	774	248
Carpenter Technology Corp	950	299
Carrier Global Corp	15,102	798
Caterpillar Inc, Cl A	8,798	5,040
CH Robinson Worldwide Inc	2,255	363
Cintas Corp	6,554	1,233
Clarivate PLC *	6,750	23
Clean Harbors Inc *	1,000	234
CNH Industrial NV	17,400	160
Comfort Systems USA Inc	660	616
Concentrix Corp	900	37
Copart Inc *	16,756	656
Core & Main Inc, Cl A *	3,550	185
Crane Co	900	166
CSX Corp	35,800	1,298
Cummins Inc	2,618	1,336
Curtiss-Wright Corp	710	391
Dayforce Inc *	2,955	204
Deere & Co	4,642	2,161
Delta Air Lines Inc, Cl A	12,421	862
Donaldson Co Inc, Cl A	2,250	200
Dover Corp	2,601	508
Eaton Corp PLC	7,451	2,373
EMCOR Group Inc	850	520
Emerson Electric Co	10,696	1,420
Equifax Inc	2,379	516
Esab Corp	1,066	119
Everus Construction Group Inc *	975	83
ExlService Holdings Inc *	3,000	127
Expeditors International of Washington Inc	2,600	387
Fastenal Co, Cl A	21,874	878
FedEx Corp	4,050	1,170
Ferguson Enterprises Inc	3,650	813
Flowserve Corp	2,500	173
Fortive Corp	6,459	357
Fortune Brands Innovations Inc	2,361	118
FTAI Aviation Ltd	1,900	374
FTI Consulting Inc *	552	94
Gates Industrial Corp PLC *	4,900	105
GE Vernova Inc	5,209	3,404
Generac Holdings Inc *	1,150	157
General Dynamics Corp	4,807	1,618
General Electric Co	19,994	6,159
Genpact Ltd	3,200	150
Graco Inc	3,200	262
GXO Logistics Inc *	2,083	110
Hayward Holdings Inc *	3,300	51
HEICO Corp	800	259
HEICO Corp, Cl A	1,400	353
Hexcel Corp, Cl A	1,550	115

SEI Institutional Managed Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Honeywell International Inc	12,101	$2,361
Howmet Aerospace Inc	7,650	1,568
Hubbell Inc, Cl B	1,015	451
Huntington Ingalls Industries Inc, Cl A	737	251
IDEX Corp	1,403	250
Illinois Tool Works Inc	5,599	1,379
Ingersoll Rand Inc	7,749	614
ITT Inc	1,498	260
Jacobs Solutions Inc	2,245	297
JB Hunt Transport Services Inc	1,460	284
Johnson Controls International PLC	12,526	1,500
KARMAN HOLDINGS INC *	200	15
KBR Inc	2,500	101
Kirby Corp *	1,100	121
Knight-Swift Transportation Holdings Inc, Cl A	3,127	163
L3Harris Technologies Inc	3,557	1,044
Landstar System Inc	692	99
Leidos Holdings Inc	2,400	433
Lennox International Inc	591	287
Leonardo DRS Inc	1,500	51
Lincoln Electric Holdings Inc	1,042	250
Loar Holdings Inc *	735	50
Lockheed Martin Corp	3,976	1,923
Lyft Inc, Cl A *	7,700	149
ManpowerGroup Inc	988	29
Masco Corp	4,100	260
MasTec Inc *	1,150	250
Middleby Corp/The *	939	140
MSA Safety Inc	658	105
MSC Industrial Direct Co Inc, Cl A	879	74
Mueller Industries Inc	2,100	241
Nordson Corp	993	239
Norfolk Southern Corp	4,288	1,238
Northrop Grumman Corp	2,578	1,470
nVent Electric PLC	3,100	316
Old Dominion Freight Line Inc, Cl A	3,516	551
Oshkosh Corp	1,200	151
Otis Worldwide Corp	7,526	657
Owens Corning	1,660	186
PACCAR Inc	9,782	1,071
Parker-Hannifin Corp, Cl A	2,462	2,164
Parsons Corp *	1,000	62
Paychex Inc	6,190	694
Paycom Software Inc	1,016	162
Paylocity Holding Corp *	885	135
Pentair PLC	3,100	323
Quanta Services Inc	2,810	1,186
QXO Inc *	11,700	226
RB Global Inc	3,590	369
RBC Bearings Inc *	600	269
Regal Rexnord Corp	1,300	182
Republic Services Inc	3,838	813
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Robert Half Inc	1,900	$52
Rocket Lab Corp *	7,750	541
Rockwell Automation Inc	2,149	836
Rollins Inc	5,300	318
RTX Corp	25,398	4,658
Ryder System Inc	700	134
Saia Inc *	500	163
Schneider National Inc, Cl B	1,100	29
Science Applications International Corp	900	91
Sensata Technologies Holding PLC	2,850	95
Simpson Manufacturing Co Inc	750	121
SiteOne Landscape Supply Inc *	802	100
Snap-on Inc	979	337
Southwest Airlines Co, Cl A	8,444	349
SS&C Technologies Holdings Inc	4,100	358
StandardAero Inc *	2,850	82
Stanley Black & Decker Inc	2,857	212
Tetra Tech Inc	5,000	168
Textron Inc	3,338	291
Timken Co/The	1,200	101
Toro Co/The	1,950	154
Trane Technologies PLC	4,217	1,641
TransDigm Group Inc	1,049	1,395
TransUnion	3,700	317
Trex Co Inc *	2,100	74
Uber Technologies Inc *	38,279	3,128
U-Haul Holding Co *	200	10
U-Haul Holding Co, Cl B	2,033	95
Union Pacific Corp	11,386	2,634
United Airlines Holdings Inc *	6,173	690
United Parcel Service Inc, Cl B	14,020	1,391
United Rentals Inc	1,191	964
Valmont Industries Inc	359	144
Veralto Corp	4,511	450
Verisk Analytics Inc, Cl A	2,659	595
Vertiv Holdings Co, Cl A	7,250	1,175
Waste Management Inc	7,050	1,549
Watsco Inc	676	228
WESCO International Inc	900	220
Westinghouse Air Brake Technologies Corp	3,166	676
WillScot Holdings Corp, Cl A	3,600	68
Woodward Inc	1,142	345
WW Grainger Inc	791	798
XPO Inc *	2,183	297
Xylem Inc/NY	4,588	625
		108,145
Information Technology — 32.0%
Accenture PLC, Cl A	11,879	3,187
Adobe Inc *	8,110	2,838
Advanced Micro Devices Inc *	30,623	6,558
Akamai Technologies Inc *	2,750	240
Allegro MicroSystems Inc *	2,400	63
Amdocs Ltd	2,100	169

22	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amkor Technology Inc	2,300	$91
Amphenol Corp, Cl A	22,864	3,090
Analog Devices Inc	9,387	2,546
Appfolio Inc, Cl A *	400	93
Apple Inc	277,577	75,462
Applied Materials Inc	15,267	3,923
AppLovin Corp, Cl A *	4,530	3,052
Arista Networks Inc *	19,618	2,571
Arrow Electronics Inc, Cl A *	1,031	114
Astera Labs Inc *	2,349	391
Atlassian Corp, Cl A *	3,043	493
Aurora Innovation Inc, Cl A *	20,000	77
Autodesk Inc, Cl A *	4,052	1,199
Avnet Inc	1,700	82
Bentley Systems Inc, Cl B	2,900	111
BILL Holdings Inc *	1,791	98
Broadcom Inc	87,790	30,384
Cadence Design Systems Inc *	5,197	1,625
CCC Intelligent Solutions Holdings Inc *	9,900	79
CDW Corp/DE	2,545	347
Ciena Corp *	2,700	631
Circle Internet Group Inc, Cl A *	900	71
Cirrus Logic Inc *	1,000	119
Cisco Systems Inc	75,581	5,822
Cloudflare Inc, Cl A *	5,850	1,153
Cognex Corp	3,300	119
Cognizant Technology Solutions Corp, Cl A	9,361	777
Coherent Corp *	2,885	533
Confluent Inc, Cl A *	5,100	154
Corning Inc, Cl B	14,914	1,306
Crane NXT Co	950	45
Crowdstrike Holdings Inc, Cl A *	4,641	2,176
Datadog Inc, Cl A *	5,850	796
Dell Technologies Inc, Cl C	5,700	718
DocuSign Inc, Cl A *	3,770	258
Dolby Laboratories Inc, Cl A	1,153	74
Dropbox Inc, Cl A *	3,500	97
DXC Technology Co *	3,581	52
Dynatrace Inc *	5,600	243
Elastic NV *	1,800	136
Enphase Energy Inc *	2,490	80
Entegris Inc	2,850	240
EPAM Systems Inc *	992	203
F5 Inc, Cl A *	1,106	282
Fair Isaac Corp *	443	749
First Solar Inc *	1,900	496
Flex Ltd *	7,150	432
Fortinet Inc *	12,035	956
Gartner Inc *	1,407	355
Gen Digital Inc	10,401	283
Gitlab Inc, Cl A *	2,600	98
GLOBALFOUNDRIES Inc *	1,900	66
Globant SA *	853	56
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GoDaddy Inc, Cl A *	2,625	$326
Guidewire Software Inc *	1,582	318
Hewlett Packard Enterprise Co	24,957	599
HP Inc	18,121	404
HubSpot Inc *	981	394
Ingram Micro Holding Corp	350	7
Intel Corp *	83,026	3,064
International Business Machines Corp	17,677	5,236
Intuit Inc	5,199	3,444
IPG Photonics Corp *	472	34
Jabil Inc	2,000	456
Keysight Technologies Inc *	3,232	657
KLA Corp	2,508	3,047
Kyndryl Holdings Inc *	4,577	122
Lam Research Corp	24,240	4,149
Lattice Semiconductor Corp *	2,600	191
Littelfuse Inc	460	116
Lumentum Holdings Inc *	1,300	479
MACOM Technology Solutions Holdings Inc *	1,200	206
Manhattan Associates Inc *	1,105	192
Marvell Technology Inc	16,509	1,403
Microchip Technology Inc	9,950	634
Micron Technology Inc	21,223	6,057
Microsoft Corp	141,205	68,290
MKS Inc	1,250	200
MongoDB Inc, Cl A *	1,514	635
Monolithic Power Systems Inc	834	756
Motorola Solutions Inc	3,174	1,217
nCino inc *	2,100	54
NetApp Inc	3,800	407
Nutanix Inc, Cl A *	4,859	251
NVIDIA Corp	445,690	83,121
Okta Inc, Cl A *	3,116	269
ON Semiconductor Corp *	8,057	436
Onto Innovation Inc *	900	142
Oracle Corp, Cl B	32,063	6,249
Palantir Technologies Inc, Cl A *	41,550	7,386
Palo Alto Networks Inc *	12,746	2,348
Pegasystems Inc	1,700	102
Procore Technologies Inc *	2,150	156
PTC Inc *	2,265	395
Pure Storage Inc, Cl A *	5,950	399
Qnity Electronics Inc	4,019	328
Qorvo Inc *	1,624	137
QUALCOMM Inc	20,557	3,516
Ralliant Corp	2,253	115
RingCentral Inc, Cl A *	1,555	45
Roper Technologies Inc	2,027	902
Rubrik Inc, Cl A *	2,300	176
SailPoint Inc *	1,200	24
Salesforce Inc	17,754	4,703
Samsara Inc, Cl A *	5,000	177
Sandisk Corp *	2,597	616

SEI Institutional Managed Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SentinelOne Inc, Cl A *	5,500	$83
ServiceNow Inc *	19,690	3,016
Skyworks Solutions Inc	2,826	179
Snowflake Inc, Cl A *	6,300	1,382
Strategy Inc, Cl A *	4,991	758
Super Micro Computer Inc *	9,900	290
Synopsys Inc *	3,490	1,639
TD SYNNEX Corp	1,500	225
Teledyne Technologies Inc *	864	441
Teradata Corp *	1,847	56
Teradyne Inc	3,004	581
Texas Instruments Inc	17,307	3,003
Trimble Inc *	4,550	357
Twilio Inc, Cl A *	2,658	378
Tyler Technologies Inc *	820	372
Ubiquiti Inc	60	33
UiPath Inc, Cl A *	7,600	125
Unity Software Inc *	6,153	272
Universal Display Corp	842	98
VeriSign Inc	1,598	388
Vontier Corp	2,863	106
Western Digital Corp	6,592	1,136
Workday Inc, Cl A *	4,054	871
Zebra Technologies Corp, Cl A *	972	236
Zoom Communications Inc, Cl A *	5,000	431
Zscaler Inc *	1,864	419
		390,421
Materials — 2.1%
Air Products and Chemicals Inc	4,215	1,041
Albemarle Corp	2,220	314
Alcoa Corp	4,955	263
Amcor PLC	44,483	371
Anglogold Ashanti PLC	9,500	810
AptarGroup Inc	1,300	159
Ashland Inc	900	53
Avery Dennison Corp	1,466	267
Axalta Coating Systems Ltd *	4,300	139
Ball Corp	5,235	277
Celanese Corp, Cl A	2,238	95
CF Industries Holdings Inc	3,137	243
Cleveland-Cliffs Inc *	9,550	127
Corteva Inc	13,074	876
CRH PLC	12,900	1,610
Crown Holdings Inc	2,200	226
Dow Inc	13,475	315
DuPont de Nemours Inc	8,038	323
Eagle Materials Inc	559	116
Eastman Chemical Co	2,232	142
Ecolab Inc	4,746	1,246
Element Solutions Inc	4,400	110
FMC Corp	2,410	33
Freeport-McMoRan Inc, Cl B	27,252	1,384
Graphic Packaging Holding Co	5,800	87
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Huntsman Corp	3,155	$32
International Flavors & Fragrances Inc	4,869	328
International Paper Co	9,991	394
James Hardie Industries PLC *	2,895	60
Linde PLC	8,940	3,812
Louisiana-Pacific Corp	1,200	97
LyondellBasell Industries NV, Cl A	4,861	210
Martin Marietta Materials Inc, Cl A	1,116	695
Mosaic Co/The	6,300	152
MP Materials Corp *	2,550	129
NewMarket Corp	92	63
Newmont Corp	20,955	2,092
Nucor Corp	4,341	708
Olin Corp	2,400	50
Packaging Corp of America	1,664	343
PPG Industries Inc	4,388	450
Reliance Inc	989	286
Royal Gold Inc, Cl A	1,547	344
RPM International Inc	2,400	250
Scotts Miracle-Gro Co/The, Cl A	877	51
Sealed Air Corp	2,800	116
Sherwin-Williams Co/The, Cl A	4,422	1,433
Silgan Holdings Inc	1,630	66
Smurfit WestRock PLC	9,850	381
Solstice Advanced Materials Inc *	3,075	149
Sonoco Products Co	2,000	87
Southern Copper Corp	1,598	229
Steel Dynamics Inc	2,699	457
Vulcan Materials Co	2,499	713
Westlake Corp	632	47
		24,851
Real Estate — 2.1%
Agree Realty Corp ‡	2,100	151
Alexandria Real Estate Equities Inc ‡	3,348	164
American Homes 4 Rent, Cl A ‡	6,500	209
American Tower Corp, Cl A ‡	8,884	1,560
Americold Realty Trust Inc ‡	5,500	71
AvalonBay Communities Inc ‡	2,709	491
Brixmor Property Group Inc ‡	6,000	157
BXP Inc ‡	2,962	200
Camden Property Trust ‡	2,069	228
CBRE Group Inc, Cl A *	5,650	908
CoStar Group Inc *	8,000	538
Cousins Properties Inc ‡	3,400	88
Crown Castle Inc ‡	8,236	732
CubeSmart ‡	4,500	162
Digital Realty Trust Inc, Cl A ‡	6,423	994
EastGroup Properties Inc ‡	1,000	178
EPR Properties, Cl A ‡	1,500	75
Equinix Inc ‡	1,866	1,430
Equity LifeStyle Properties Inc ‡	3,700	224
Equity Residential ‡	7,233	456
Essex Property Trust Inc ‡	1,227	321

24	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	3,965	$516
Federal Realty Investment Trust ‡	1,646	166
Fermi Inc *‡	700	6
First Industrial Realty Trust Inc ‡	2,500	143
Gaming and Leisure Properties Inc ‡	5,210	233
Healthcare Realty Trust Inc, Cl A ‡	6,450	109
Healthpeak Properties Inc ‡	13,120	211
Highwoods Properties Inc ‡	2,078	54
Host Hotels & Resorts Inc ‡	13,052	231
Howard Hughes Holdings Inc *	663	53
Invitation Homes Inc ‡	11,650	324
Iron Mountain Inc ‡	5,600	465
Jones Lang LaSalle Inc *	913	307
Kilroy Realty Corp ‡	2,400	90
Kimco Realty Corp ‡	12,605	256
Lamar Advertising Co, Cl A ‡	1,650	209
Lineage Inc ‡	1,300	45
Medical Properties Trust Inc ‡	9,635	48
Mid-America Apartment Communities Inc ‡	2,200	306
Millrose Properties Inc ‡	2,551	76
National Storage Affiliates Trust ‡	1,400	39
NNN REIT Inc ‡	3,700	147
Omega Healthcare Investors Inc ‡	5,545	246
Park Hotels & Resorts Inc ‡	3,800	40
Prologis Inc ‡	17,662	2,255
Public Storage ‡	2,997	778
Rayonier Inc ‡	3,256	70
Realty Income Corp ‡	17,213	970
Regency Centers Corp ‡	3,400	235
Rexford Industrial Realty Inc ‡	4,550	176
SBA Communications Corp, Cl A ‡	2,037	394
Simon Property Group Inc ‡	6,135	1,136
STAG Industrial Inc ‡	3,600	132
Sun Communities Inc ‡	2,383	295
UDR Inc ‡	6,200	227
Ventas Inc ‡	8,590	665
VICI Properties Inc, Cl A ‡	20,094	565
Vornado Realty Trust ‡	3,500	116
Welltower Inc ‡	13,050	2,422
Weyerhaeuser Co ‡	13,797	327
WP Carey Inc ‡	4,090	263
Zillow Group Inc, Cl A *	1,000	68
Zillow Group Inc, Cl C *	3,100	211
		24,962
Utilities — 2.2%
AES Corp/The	13,800	198
Alliant Energy Corp	4,871	317
Ameren Corp	5,125	512
American Electric Power Co Inc	10,229	1,180
American Water Works Co Inc	3,715	485
Atmos Energy Corp	3,016	506
Brookfield Renewable Corp	2,600	100
CenterPoint Energy Inc	12,555	481
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Clearway Energy Inc, Cl A	650	$20
Clearway Energy Inc, Cl C	1,600	53
CMS Energy Corp	5,710	399
Consolidated Edison Inc	6,879	683
Constellation Energy Corp	5,973	2,110
Dominion Energy Inc	16,252	952
DTE Energy Co	3,913	505
Duke Energy Corp	14,762	1,730
Edison International	7,349	441
Entergy Corp	8,478	784
Essential Utilities Inc	5,200	199
Evergy Inc	4,417	320
Eversource Energy	6,998	471
Exelon Corp	19,289	841
FirstEnergy Corp	10,500	470
IDACORP Inc, Cl A	1,000	127
MDU Resources Group Inc	4,000	78
National Fuel Gas Co	1,700	136
NextEra Energy Inc	39,205	3,147
NiSource Inc	9,000	376
NRG Energy Inc	3,550	565
OGE Energy Corp	3,800	162
PG&E Corp	41,756	671
Pinnacle West Capital Corp	2,300	204
PPL Corp	14,103	494
Public Service Enterprise Group Inc	9,504	763
Sempra	12,462	1,100
Southern Co/The	21,012	1,832
Talen Energy Corp *	860	322
UGI Corp	4,030	151
Vistra Corp	6,419	1,036
WEC Energy Group Inc	6,134	647
Xcel Energy Inc	11,190	827
		26,395
Total Common Stock
(Cost $475,103) ($ Thousands)		1,193,854

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.640%**†	23,434,749	23,435
Total Cash Equivalent
(Cost $23,435) ($ Thousands)		23,435
Total Investments in Securities — 99.9%
(Cost $498,538) ($ Thousands)		$1,217,289

SEI Institutional Managed Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-MINI	7	Mar-2026	$2,429	$2,412	$(17)
S&P 500 Index E-MINI	51	Mar-2026	17,511	17,576	65
S&P Mid Cap 400 Index E-MINI	16	Mar-2026	5,382	5,320	(62)
			$25,322	$25,308	$(14)

Percentages are based on Net Assets of $1,219,052 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Investments Co	$170	$—	$—	$—	$(6)	$164	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	21,151	43,175	(40,891)	—	—	23,435	201	—
Totals	$21,321	$43,175	$(40,891)	$–	$(6)	$23,599	$202	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

26	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Large Cap Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 99.2%

Communication Services — 11.0%
Alphabet Inc, Cl A	460,476	$144,129
Alphabet Inc, Cl C	349,144	109,561
AT&T Inc	1,675,226	41,613
BCE Inc	773,361	18,421
Charter Communications Inc, Cl A *	12,696	2,650
Comcast Corp, Cl A	466,385	13,940
Electronic Arts Inc	50,546	10,328
Fox Corp, Cl A	194,181	14,189
Match Group Inc	328,744	10,615
Meta Platforms Inc, Cl A	130,686	86,265
Nexstar Media Group Inc, Cl A	10,409	2,114
Omnicom Group Inc	82,708	6,679
Sirius XM Holdings Inc	132,099	2,641
TEGNA Inc	138,930	2,697
Verizon Communications Inc	97,068	3,954
Walt Disney Co/The	72,877	8,291
Warner Bros Discovery Inc *	14,202	409
		478,496
Consumer Discretionary — 11.2%
ADT Inc	291,732	2,354
Airbnb Inc, Cl A *	47,023	6,382
Amazon.com Inc, Cl A *	294,960	68,083
AutoZone Inc *	10,322	35,007
Best Buy Co Inc	66,137	4,427
Bloomin' Brands Inc	20,000	123
Booking Holdings Inc	2,537	13,587
BorgWarner Inc	89,239	4,021
Darden Restaurants Inc	3,127	575
Deckers Outdoor Corp *	2,386	247
Dick's Sporting Goods Inc	68,312	13,524
Domino's Pizza Inc	29,016	12,094
DR Horton Inc	16,198	2,333
eBay Inc	216,688	18,874
Expedia Group Inc	121,397	34,393
Ford Motor Co	46,816	614
General Motors Co	277,722	22,584
Genuine Parts Co	79,642	9,793
Goodyear Tire & Rubber Co/The *	1,153,194	10,102
H&R Block Inc	137,197	5,979
Harley-Davidson Inc, Cl A	138,020	2,828
Hilton Worldwide Holdings Inc	40,812	11,723
Home Depot Inc/The	27,536	9,475
KB Home	32,532	1,835
Lowe's Cos Inc	167,550	40,406
Magna International Inc, Cl A	76,294	4,066
McDonald's Corp	777	238
NIKE Inc, Cl B	349,664	22,277
O'Reilly Automotive Inc *	28,590	2,608
Phinia Inc	14,745	924
PulteGroup Inc	70,134	8,224
PVH Corp	57,056	3,824

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Ralph Lauren Corp, Cl A	23,886	$8,446
Ross Stores Inc	42,237	7,609
Starbucks Corp	68,046	5,730
Tapestry Inc	135,372	17,297
TJX Cos Inc/The	321,662	49,411
Ulta Beauty Inc *	8,605	5,206
VF Corp	325,921	5,893
Whirlpool Corp	62,246	4,490
Williams-Sonoma Inc	1,152	206
Yum! Brands Inc	60,098	9,092
		486,904
Consumer Staples — 6.2%
Albertsons Cos Inc, Cl A	16,516	284
Altria Group Inc	464,820	26,802
Ambev SA ADR	317,343	784
Archer-Daniels-Midland Co	50,878	2,925
Coca-Cola Co/The	108,858	7,610
Colgate-Palmolive Co	78,482	6,202
Conagra Brands Inc	622,674	10,778
Constellation Brands Inc, Cl A	10,975	1,514
Costco Wholesale Corp	9,292	8,013
Diageo PLC ADR	2,204	190
Dollar General Corp	116,044	15,407
Estee Lauder Cos Inc/The, Cl A	108,289	11,340
Hershey Co/The	26,426	4,809
Ingredion Inc	26,094	2,877
Kimberly-Clark Corp	41,873	4,225
Kroger Co/The	403,798	25,229
Lamb Weston Holdings Inc	16,377	686
Magnum Ice Cream *	43,766	694
Molson Coors Beverage Co, Cl B	246,452	11,504
Mondelez International Inc, Cl A	24,475	1,317
Monster Beverage Corp *	85,008	6,518
PepsiCo Inc	208,587	29,936
Philip Morris International Inc	167,541	26,874
Procter & Gamble Co/The	179,078	25,664
Target Corp, Cl A	53,833	5,262
Tyson Foods Inc, Cl A	51,116	2,996
Unilever PLC ADR ADR	194,516	12,721
Walmart Inc	127,956	14,256
		267,417
Energy — 2.7%
APA Corp	54,466	1,332
Canadian Natural Resources Ltd	215,221	7,285
Chevron Corp	178,499	27,205
ConocoPhillips	179,580	16,811
Devon Energy Corp	357,504	13,095
Exxon Mobil Corp	112,652	13,557
Halliburton Co	506,523	14,314
HF Sinclair Corp	40,846	1,882
Marathon Petroleum Corp	55,200	8,977
Phillips 66	25,701	3,317

SEI Institutional Managed Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Large Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Scorpio Tankers Inc	22,109	$1,124
TechnipFMC PLC	9,062	404
Valero Energy Corp	36,915	6,009
		115,312
Financials — 14.3%
Allstate Corp/The	49,660	10,337
American Financial Group Inc/OH	11,100	1,517
Ameriprise Financial Inc	13,265	6,504
Annaly Capital Management Inc ‡	60,492	1,353
Assurant Inc	6,412	1,544
Bank of America Corp	1,094,336	60,188
Bank of New York Mellon Corp/The	62,875	7,299
Berkshire Hathaway Inc, Cl B *	64,666	32,504
Chubb Ltd	17,073	5,329
Citigroup Inc	394,108	45,988
CME Group Inc, Cl A	77,815	21,250
Federated Hermes Inc, Cl B	52,192	2,718
Fifth Third Bancorp	106,076	4,965
First Horizon Corp	36,043	861
Goldman Sachs Group Inc/The	21,644	19,025
Hartford Insurance Group Inc/The	66,936	9,224
Intercontinental Exchange Inc	50,750	8,219
JPMorgan Chase & Co	146,435	47,184
KKR & Co Inc	19,666	2,507
Lincoln National Corp	12,992	579
Marsh & McLennan Cos Inc	26,931	4,996
Mastercard Inc, Cl A	117,450	67,050
Moody's Corp	143,750	73,435
Morgan Stanley	247,935	44,016
MSCI Inc, Cl A	21,417	12,288
Navient Corp	12,251	159
PNC Financial Services Group Inc/The	31,599	6,596
Progressive Corp/The	4,956	1,129
Prudential Financial Inc	17,700	1,998
Regions Financial Corp	307,300	8,328
S&P Global Inc	10,324	5,395
SoFi Technologies Inc *	31,025	812
Travelers Cos Inc/The	68,288	19,808
Truist Financial Corp	124,143	6,109
Visa Inc, Cl A	182,933	64,156
Voya Financial Inc	24,909	1,855
Wells Fargo & Co	92,870	8,656
Western Union Co/The	839,472	7,816
		623,697
Health Care — 11.4%
Becton Dickinson & Co	60,525	11,746
BioMarin Pharmaceutical Inc *	141,874	8,432
Cardinal Health Inc	36,074	7,413
Cencora Inc, Cl A	67,469	22,788
Centene Corp *	13,811	568
Cigna Group/The	27,340	7,525
CVS Health Corp	202,252	16,051

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Edwards Lifesciences Corp, Cl A *	91,880	$7,833
Eli Lilly & Co	14,018	15,065
Exelixis Inc *	438,964	19,240
Genmab A/S ADR *	50,811	1,565
Gilead Sciences Inc	186,105	22,843
HCA Healthcare Inc	28,264	13,195
Humana Inc	11,818	3,027
ICON PLC *	16,184	2,949
IDEXX Laboratories Inc *	12,340	8,348
Incyte Corp *	31,882	3,149
Insulet Corp *	12,072	3,431
Intuitive Surgical Inc *	20,368	11,536
Jazz Pharmaceuticals PLC *	15,524	2,639
Johnson & Johnson	446,414	92,385
McKesson Corp	12,923	10,601
Medtronic PLC	125,809	12,085
Merck & Co Inc	478,053	50,320
Mettler-Toledo International Inc *	35,622	49,664
Novartis AG ADR	32,225	4,443
Novo Nordisk A/S ADR	51,225	2,606
Pfizer Inc	651,543	16,223
ResMed Inc	30,047	7,237
Royalty Pharma PLC, Cl A	192,222	7,428
United Therapeutics Corp *	22,931	11,173
UnitedHealth Group Inc	91,619	30,244
Veeva Systems Inc, Cl A *	14,659	3,272
Vertex Pharmaceuticals Inc *	2,576	1,168
Viatris Inc, Cl W	270,899	3,373
Zoetis Inc, Cl A	33,352	4,196
		495,761
Industrials — 10.1%
AerCap Holdings NV	139,368	20,036
AGCO Corp	65,438	6,826
Allison Transmission Holdings Inc	5,744	562
AMETEK Inc	1,025	210
CACI International Inc, Cl A *	6,503	3,465
Carlisle Cos Inc	6,137	1,963
Carrier Global Corp	357,041	18,866
Caterpillar Inc, Cl A	25,261	14,471
CNH Industrial NV	437,797	4,036
Cummins Inc	8,214	4,193
Deere & Co	14,637	6,815
Delta Air Lines Inc, Cl A	128,832	8,941
Donaldson Co Inc, Cl A	68,930	6,111
Eaton Corp PLC	27,035	8,611
FedEx Corp	20,626	5,958
Fortive Corp	67,655	3,735
General Electric Co	39,872	12,282
Genpact Ltd	175,566	8,213
Graco Inc	202,600	16,607
HEICO Corp	17,061	5,521
Huntington Ingalls Industries Inc, Cl A	12,706	4,321
Illinois Tool Works Inc	47,481	11,695

28	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Large Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Johnson Controls International PLC	134,509	$16,107
L3Harris Technologies Inc	25,220	7,404
Leidos Holdings Inc	10,742	1,938
Lincoln Electric Holdings Inc	7,644	1,832
Lockheed Martin Corp	15,688	7,588
Masco Corp	67,843	4,305
Middleby Corp/The *	146,114	21,723
MSC Industrial Direct Co Inc, Cl A	14,815	1,246
Mueller Industries Inc	8,085	928
Northrop Grumman Corp	12,855	7,330
Oshkosh Corp	23,711	2,979
Otis Worldwide Corp	150,363	13,134
PACCAR Inc	59,000	6,461
Regal Rexnord Corp	3,646	512
Republic Services Inc	25,679	5,442
Rollins Inc	126,310	7,581
RTX Corp	184,261	33,793
Ryder System Inc	34,205	6,547
Siemens AG ADR	106,282	14,874
Snap-on Inc	12,281	4,232
Southwest Airlines Co, Cl A	86,460	3,573
Textron Inc	63,528	5,538
Timken Co/The	3,633	306
Trane Technologies PLC	32,752	12,747
TransDigm Group Inc	19,155	25,473
United Airlines Holdings Inc *	56,891	6,362
Veralto Corp	143,377	14,306
Verisk Analytics Inc, Cl A	22,389	5,008
Vertiv Holdings Co, Cl A	29,354	4,756
Waste Management Inc	18,232	4,006
WW Grainger Inc	19,207	19,381
		440,850
Information Technology — 27.3%
Adobe Inc *	127,506	44,626
Amdocs Ltd	148,452	11,952
Amkor Technology Inc	519,364	20,505
Amphenol Corp, Cl A	209,248	28,278
Analog Devices Inc	82,993	22,508
Apple Inc	623,002	169,369
Applied Materials Inc	88,030	22,623
AppLovin Corp, Cl A *	14,551	9,805
Arista Networks Inc *	141,244	18,507
Arrow Electronics Inc, Cl A *	62,055	6,837
Astera Labs Inc *	22,231	3,698
Autodesk Inc, Cl A *	1,962	581
Broadcom Inc	202,397	70,050
Ciena Corp *	7,526	1,760
Cirrus Logic Inc *	71,630	8,488
Cisco Systems Inc	526,954	40,591
Cognizant Technology Solutions Corp, Cl A	8,912	740
Corning Inc, Cl B	134,733	11,797
Dell Technologies Inc, Cl C	8,137	1,024
DocuSign Inc, Cl A *	51,229	3,504

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Dolby Laboratories Inc, Cl A	206,342	$13,251
Dropbox Inc, Cl A *	412,689	11,473
DXC Technology Co *	123,822	1,814
F5 Inc, Cl A *	23,034	5,880
Fair Isaac Corp *	85	144
Flex Ltd *	275,488	16,645
Gen Digital Inc	156,129	4,245
Guidewire Software Inc *	1,001	201
Hewlett Packard Enterprise Co	294,388	7,071
HP Inc	364,323	8,117
International Business Machines Corp	6,932	2,053
Intuit Inc	42,513	28,162
Jabil Inc	53,585	12,219
Lam Research Corp	10,003	1,712
Micron Technology Inc	92,268	26,334
Microsoft Corp	486,353	235,210
Motorola Solutions Inc	25,937	9,942
NetApp Inc	126,062	13,500
NVIDIA Corp	713,654	133,097
ON Semiconductor Corp *	33,004	1,787
Oracle Corp, Cl B	225,380	43,929
Qnity Electronics Inc	4,226	345
QUALCOMM Inc	86,724	14,834
Ralliant Corp	22,551	1,148
Roper Technologies Inc	9,267	4,125
Salesforce Inc	80,269	21,264
SAP SE ADR	43,881	10,659
Taiwan Semiconductor Manufacturing Co Ltd ADR	53,705	16,320
TD SYNNEX Corp	76,379	11,474
Texas Instruments Inc	34,041	5,906
Twilio Inc, Cl A *	29,785	4,237
Ubiquiti Inc	7,632	4,223
VeriSign Inc	45,360	11,020
Vontier Corp	66,405	2,469
Zoom Communications Inc, Cl A *	82,497	7,119
		1,189,172
Materials — 2.3%
Celanese Corp, Cl A	73,113	3,091
Corteva Inc	64,004	4,290
DuPont de Nemours Inc	8,453	340
Eastman Chemical Co	31,433	2,006
Ecolab Inc	28,841	7,571
Linde PLC	101,175	43,140
LyondellBasell Industries NV, Cl A	74,826	3,240
Mosaic Co/The	8,474	204
Newmont Corp	37,075	3,702
O-I Glass Inc, Cl I *	48,098	710
Reliance Inc	11,055	3,194
Sherwin-Williams Co/The, Cl A	67,820	21,976
Steel Dynamics Inc	28,213	4,781

SEI Institutional Managed Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Large Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Sylvamo Corp	12,276	$591
		98,836
Real Estate — 1.2%
American Tower Corp, Cl A ‡	101,757	17,865
Brandywine Realty Trust ‡	24,300	71
CBRE Group Inc, Cl A *	41,173	6,620
Crown Castle Inc ‡	34,157	3,036
Equinix Inc ‡	1,986	1,522
Healthpeak Properties Inc ‡	140,540	2,260
Omega Healthcare Investors Inc ‡	48,451	2,148
Public Storage ‡	4,106	1,065
Sabra Health Care REIT Inc ‡	204,232	3,868
SBA Communications Corp, Cl A ‡	18,373	3,554
Welltower Inc ‡	48,149	8,937
		50,946
Utilities — 1.5%
American Electric Power Co Inc	57,553	6,636
Edison International	40,300	2,419
Entergy Corp	22,430	2,073
Eversource Energy	55,864	3,761
Exelon Corp	132,096	5,758
NextEra Energy Inc	123,716	9,932
NRG Energy Inc	122,644	19,530
UGI Corp	192,190	7,194
Vistra Corp	40,284	6,499
Xcel Energy Inc	21,754	1,607
		65,409
Total Common Stock
(Cost $1,570,378) ($ Thousands)		4,312,800

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	34,105,017	34,105
Total Cash Equivalent
(Cost $34,105) ($ Thousands)		34,105
Total Investments in Securities — 100.0%
(Cost $1,604,483) ($ Thousands)		$4,346,905

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-MINI	35	Mar-2026	$12,038	$12,062	$24
S&P Mid Cap 400 Index E-MINI	12	Mar-2026	4,047	3,990	(57)
			$16,085	$16,052	$(33)

Percentages are based on Net Assets of $4,348,530 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

30	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Large Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$46,333	$188,406	$(200,634)	$—	$—	$34,105	$532	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

S&P 500 Index Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 98.4%

Communication Services — 10.4%
Alphabet Inc, Cl A	106,181	$33,235
Alphabet Inc, Cl C	84,880	26,635
AT&T Inc	129,403	3,214
Charter Communications Inc, Cl A *	1,592	332
Comcast Corp, Cl A	66,345	1,983
Electronic Arts Inc	4,118	841
Fox Corp, Cl A	3,916	286
Fox Corp, Cl B	2,531	164
Live Nation Entertainment Inc *	2,890	412
Match Group Inc	4,300	139
Meta Platforms Inc, Cl A	39,774	26,254
Netflix Inc *	77,330	7,251
News Corp, Cl A	7,125	186
News Corp, Cl B	2,100	62
Omnicom Group Inc	5,812	469
Paramount Skydance Corp, Cl B	5,931	80
Take-Two Interactive Software Inc, Cl A *	3,150	807
TKO Group Holdings Inc, Cl A	1,230	257
T-Mobile US Inc	8,756	1,778
Trade Desk Inc/The, Cl A *	8,100	308
Verizon Communications Inc	76,961	3,135
Walt Disney Co/The	32,601	3,709
Warner Bros Discovery Inc *	45,174	1,302
		112,839
Consumer Discretionary — 10.3%
Airbnb Inc, Cl A *	7,750	1,052
Amazon.com Inc, Cl A *	177,553	40,983
Aptiv PLC *	3,960	301
AutoZone Inc *	307	1,041
Best Buy Co Inc	3,654	245
Booking Holdings Inc	601	3,218
Carnival Corp *	19,934	609
Carvana Co, Cl A *	2,600	1,097
Chipotle Mexican Grill Inc, Cl A *	24,140	893
Darden Restaurants Inc	2,128	392
Deckers Outdoor Corp *	2,696	279
Domino's Pizza Inc	565	235
DoorDash Inc, Cl A *	6,760	1,531
DR Horton Inc	5,048	727
eBay Inc	8,349	727
Expedia Group Inc	2,155	610
Ford Motor Co	71,280	935
Garmin Ltd	2,931	595
General Motors Co	17,017	1,384
Genuine Parts Co	2,546	313
Hasbro Inc	2,446	201
Hilton Worldwide Holdings Inc	4,270	1,227
Home Depot Inc/The	18,189	6,259
Las Vegas Sands Corp	5,560	362
Lennar Corp, Cl A	3,990	410
Lowe's Cos Inc	10,223	2,465

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	2,000	$416
Marriott International Inc/MD, Cl A	4,070	1,263
McDonald's Corp	13,022	3,980
MGM Resorts International *	3,850	140
NIKE Inc, Cl B	21,670	1,381
Norwegian Cruise Line Holdings Ltd *	8,500	190
NVR Inc *	51	372
O'Reilly Automotive Inc *	15,470	1,411
Pool Corp	622	142
PulteGroup Inc	3,599	422
Ralph Lauren Corp, Cl A	705	249
Ross Stores Inc	5,939	1,070
Royal Caribbean Cruises Ltd	4,600	1,283
Starbucks Corp	20,755	1,748
Tapestry Inc	3,779	483
Tesla Inc *	51,249	23,048
TJX Cos Inc/The	20,359	3,127
Tractor Supply Co	9,670	484
Ulta Beauty Inc *	835	505
Williams-Sonoma Inc	2,260	404
Wynn Resorts Ltd	1,579	190
Yum! Brands Inc	5,060	765
		111,164
Consumer Staples — 4.6%
Altria Group Inc	30,633	1,766
Archer-Daniels-Midland Co	8,768	504
Brown-Forman Corp, Cl B	3,215	84
Bunge Global SA	2,530	225
Campbell's Company	3,784	106
Church & Dwight Co Inc	4,426	371
Clorox Co/The	2,242	226
Coca-Cola Co/The	70,734	4,945
Colgate-Palmolive Co	14,725	1,164
Conagra Brands Inc	9,015	156
Constellation Brands Inc, Cl A	2,567	354
Costco Wholesale Corp	8,090	6,976
Dollar General Corp	4,031	535
Dollar Tree Inc *	3,454	425
Estee Lauder Cos Inc/The, Cl A	4,400	461
General Mills Inc	9,746	453
Hershey Co/The	2,702	492
Hormel Foods Corp	5,608	133
J M Smucker Co/The	2,003	196
Kenvue Inc	34,970	603
Keurig Dr Pepper Inc	24,750	693
Kimberly-Clark Corp	6,023	608
Kraft Heinz Co/The	15,498	376
Kroger Co/The	11,086	693
Lamb Weston Holdings Inc	2,550	107
McCormick & Co Inc/MD	4,582	312
Molson Coors Beverage Co, Cl B	3,261	152
Mondelez International Inc, Cl A	23,610	1,271
Monster Beverage Corp *	13,008	997

32	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

S&P 500 Index Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
PepsiCo Inc	24,989	$3,587
Philip Morris International Inc	28,406	4,556
Procter & Gamble Co/The	42,657	6,113
Sysco Corp	8,720	643
Target Corp, Cl A	8,278	809
Tyson Foods Inc, Cl A	5,203	305
Walmart Inc	80,023	8,915
		50,312
Energy — 2.8%
APA Corp	6,631	162
Baker Hughes Co, Cl A	17,999	820
Chevron Corp	34,566	5,268
ConocoPhillips	22,534	2,109
Coterra Energy Inc	14,113	371
Devon Energy Corp	11,563	424
Diamondback Energy Inc, Cl A	3,451	519
EOG Resources Inc	9,977	1,048
EQT Corp	11,300	606
Expand Energy Corp	4,340	479
Exxon Mobil Corp	76,990	9,265
Halliburton Co	15,542	439
Kinder Morgan Inc	35,682	981
Marathon Petroleum Corp	5,528	899
Occidental Petroleum Corp	13,112	539
ONEOK Inc	11,509	846
Phillips 66	7,387	953
SLB Ltd, Cl A	27,190	1,044
Targa Resources Corp	3,910	721
Texas Pacific Land Corp	1,050	302
Valero Energy Corp	5,573	907
Williams Cos Inc/The	22,427	1,348
		30,050
Financials — 13.2%
Aflac Inc	8,624	951
Allstate Corp/The	4,799	999
American Express Co	9,813	3,630
American International Group Inc	9,855	843
Ameriprise Financial Inc	1,695	831
Aon PLC, Cl A	3,912	1,380
Apollo Global Management Inc	8,420	1,219
Arch Capital Group Ltd *	6,600	633
Ares Management Corp, Cl A	3,800	614
Arthur J Gallagher & Co	4,699	1,216
Assurant Inc	905	218
Bank of America Corp	122,611	6,744
Bank of New York Mellon Corp/The	12,739	1,479
Berkshire Hathaway Inc, Cl B *	33,465	16,821
Blackrock Inc	2,618	2,802
Blackstone Inc, Cl A	13,450	2,073
Block Inc, Cl A *	10,000	651
Brown & Brown Inc	5,320	424
Capital One Financial Corp	11,585	2,808

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Cboe Global Markets Inc	1,900	$477
Charles Schwab Corp/The	30,505	3,048
Chubb Ltd	6,656	2,078
Cincinnati Financial Corp	2,873	469
Citigroup Inc	32,686	3,814
Citizens Financial Group Inc	7,840	458
CME Group Inc, Cl A	6,572	1,795
Coinbase Global Inc, Cl A *	4,150	939
Corpay Inc *	1,279	385
Erie Indemnity Co, Cl A	480	138
Everest Group Ltd	767	260
FactSet Research Systems Inc	680	197
Fidelity National Information Services Inc, Cl B	9,545	634
Fifth Third Bancorp	12,081	566
Fiserv Inc, Cl A *	9,905	665
Franklin Resources Inc	5,938	142
Global Payments Inc	4,313	334
Globe Life Inc	1,489	208
Goldman Sachs Group Inc/The	5,471	4,809
Hartford Insurance Group Inc/The	5,116	705
Huntington Bancshares Inc/OH	28,664	497
Interactive Brokers Group Inc, Cl A	8,200	527
Intercontinental Exchange Inc	10,453	1,693
Invesco Ltd	8,116	213
Jack Henry & Associates Inc	1,300	237
JPMorgan Chase & Co	49,678	16,007
KeyCorp	17,383	359
KKR & Co Inc	12,530	1,597
Loews Corp	3,092	326
M&T Bank Corp	2,834	571
Marsh & McLennan Cos Inc	8,959	1,662
Mastercard Inc, Cl A	14,943	8,531
MetLife Inc	10,179	804
Moody's Corp	2,801	1,431
Morgan Stanley	22,050	3,915
MSCI Inc, Cl A	1,388	796
Nasdaq Inc, Cl A	8,277	804
Northern Trust Corp	3,479	475
PayPal Holdings Inc	17,059	996
PNC Financial Services Group Inc/The	7,153	1,493
Principal Financial Group Inc, Cl A	3,657	323
Progressive Corp/The	10,697	2,436
Prudential Financial Inc	6,436	727
Raymond James Financial Inc	3,258	523
Regions Financial Corp	16,263	441
Robinhood Markets Inc, Cl A *	14,100	1,595
S&P Global Inc	5,655	2,955
State Street Corp	5,085	656
Synchrony Financial	6,583	549
T Rowe Price Group Inc	3,993	409
Travelers Cos Inc/The	4,066	1,179
Truist Financial Corp	23,336	1,148

SEI Institutional Managed Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

S&P 500 Index Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
US Bancorp	28,378	$1,514
Visa Inc, Cl A	30,827	10,811
W R Berkley Corp	5,460	383
Wells Fargo & Co	57,310	5,341
Willis Towers Watson PLC	1,769	581
		142,962
Health Care — 9.4%
Abbott Laboratories	31,762	3,979
AbbVie Inc	32,259	7,371
Agilent Technologies Inc	5,185	705
Align Technology Inc *	1,236	193
Amgen Inc, Cl A	9,849	3,224
Baxter International Inc	9,785	187
Becton Dickinson & Co	5,228	1,015
Biogen Inc *	2,656	467
Bio-Techne Corp	2,852	168
Boston Scientific Corp *	27,022	2,577
Bristol-Myers Squibb Co	37,153	2,004
Cardinal Health Inc	4,349	894
Cencora Inc, Cl A	3,536	1,194
Centene Corp *	8,699	358
Charles River Laboratories International Inc *	910	182
Cigna Group/The	4,873	1,341
Cooper Cos Inc/The *	3,616	296
CVS Health Corp	23,127	1,835
Danaher Corp, Cl A	11,477	2,627
DaVita Inc *	656	75
Dexcom Inc *	7,122	473
Edwards Lifesciences Corp, Cl A *	10,692	911
Elevance Health Inc	4,033	1,414
Eli Lilly & Co	14,503	15,586
GE HealthCare Technologies Inc	8,312	682
Gilead Sciences Inc	22,634	2,778
HCA Healthcare Inc	2,901	1,354
Henry Schein Inc *	1,900	144
Hologic Inc *	4,050	302
Humana Inc	2,191	561
IDEXX Laboratories Inc *	1,452	982
Incyte Corp *	3,000	296
Insulet Corp *	1,300	369
Intuitive Surgical Inc *	6,489	3,675
IQVIA Holdings Inc *	3,116	702
Johnson & Johnson	43,955	9,096
Labcorp Holdings Inc	1,510	379
McKesson Corp	2,234	1,833
Medtronic PLC	23,409	2,249
Merck & Co Inc	45,331	4,772
Mettler-Toledo International Inc *	367	512
Moderna Inc *	6,400	189
Molina Healthcare Inc *	946	164
Pfizer Inc	103,777	2,584
Quest Diagnostics Inc	2,024	351

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Regeneron Pharmaceuticals Inc	1,847	$1,426
ResMed Inc	2,659	640
Revvity Inc	2,048	198
Solventum Corp *	2,792	221
STERIS PLC	1,795	455
Stryker Corp	6,256	2,199
Thermo Fisher Scientific Inc	6,849	3,969
UnitedHealth Group Inc	16,513	5,451
Universal Health Services Inc, Cl B	1,000	218
Vertex Pharmaceuticals Inc *	4,607	2,089
Viatris Inc, Cl W	21,207	264
Waters Corp *	1,072	407
West Pharmaceutical Services Inc	1,326	365
Zimmer Biomet Holdings Inc	3,624	326
Zoetis Inc, Cl A	8,020	1,009
		102,287
Industrials — 8.0%
3M Co	9,701	1,553
A O Smith Corp	2,200	147
Allegion PLC	1,620	258
AMETEK Inc	4,200	862
Automatic Data Processing Inc	7,405	1,905
Axon Enterprise Inc *	1,417	805
Boeing Co/The *	14,306	3,106
Broadridge Financial Solutions Inc	2,134	476
Builders FirstSource Inc *	2,100	216
Carrier Global Corp	14,591	771
Caterpillar Inc, Cl A	8,544	4,895
CH Robinson Worldwide Inc	2,155	346
Cintas Corp	6,238	1,173
Comfort Systems USA Inc	650	607
Copart Inc *	16,210	635
CSX Corp	33,999	1,232
Cummins Inc	2,511	1,282
Dayforce Inc *	2,900	201
Deere & Co	4,578	2,131
Delta Air Lines Inc, Cl A	11,813	820
Dover Corp	2,487	486
Eaton Corp PLC	7,090	2,258
EMCOR Group Inc	800	489
Emerson Electric Co	10,255	1,361
Equifax Inc	2,239	486
Expeditors International of Washington Inc	2,447	365
Fastenal Co, Cl A	20,936	840
FedEx Corp	3,981	1,150
Fortive Corp	5,797	320
GE Vernova Inc	4,945	3,232
Generac Holdings Inc *	1,104	151
General Dynamics Corp	4,594	1,547
General Electric Co	19,232	5,924
Honeywell International Inc	11,600	2,263
Howmet Aerospace Inc	7,378	1,513
Hubbell Inc, Cl B	960	426

34	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

S&P 500 Index Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Huntington Ingalls Industries Inc, Cl A	697	$237
IDEX Corp	1,350	240
Illinois Tool Works Inc	4,835	1,191
Ingersoll Rand Inc	6,583	522
Jacobs Solutions Inc	2,182	289
JB Hunt Transport Services Inc	1,401	272
Johnson Controls International PLC	11,132	1,333
L3Harris Technologies Inc	3,429	1,007
Leidos Holdings Inc	2,333	421
Lennox International Inc	602	292
Lockheed Martin Corp	3,702	1,791
Masco Corp	3,784	240
Nordson Corp	1,000	240
Norfolk Southern Corp	4,086	1,180
Northrop Grumman Corp	2,424	1,382
Old Dominion Freight Line Inc, Cl A	3,378	530
Otis Worldwide Corp	7,150	625
PACCAR Inc	9,600	1,051
Parker-Hannifin Corp, Cl A	2,306	2,027
Paychex Inc	5,909	663
Paycom Software Inc	909	145
Pentair PLC	2,966	309
Quanta Services Inc	2,718	1,147
Republic Services Inc	3,673	778
Rockwell Automation Inc	2,026	788
Rollins Inc	5,300	318
RTX Corp	24,437	4,482
Snap-on Inc	957	330
Southwest Airlines Co, Cl A	9,442	390
Stanley Black & Decker Inc	2,908	216
Textron Inc	3,317	289
Trane Technologies PLC	4,030	1,568
TransDigm Group Inc	1,035	1,376
Uber Technologies Inc *	37,939	3,100
Union Pacific Corp	10,821	2,503
United Airlines Holdings Inc *	5,900	660
United Parcel Service Inc, Cl B	13,448	1,334
United Rentals Inc	1,144	926
Veralto Corp	4,520	451
Verisk Analytics Inc, Cl A	2,536	567
Waste Management Inc	6,774	1,488
Westinghouse Air Brake Technologies Corp	3,111	664
WW Grainger Inc	802	809
Xylem Inc/NY	4,450	606
		87,009
Information Technology — 33.9%
Accenture PLC, Cl A	11,326	3,039
Adobe Inc *	7,657	2,680
Advanced Micro Devices Inc *	29,641	6,348
Akamai Technologies Inc *	2,604	227
Amphenol Corp, Cl A	22,270	3,010
Analog Devices Inc	8,962	2,431
Apple Inc	269,712	73,324

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Applied Materials Inc	14,564	$3,743
AppLovin Corp, Cl A *	4,917	3,313
Arista Networks Inc *	18,830	2,467
Autodesk Inc, Cl A *	3,876	1,147
Broadcom Inc	86,180	29,827
Cadence Design Systems Inc *	4,971	1,554
CDW Corp/DE	2,397	327
Cisco Systems Inc	71,909	5,539
Cognizant Technology Solutions Corp, Cl A	8,905	739
Corning Inc, Cl B	14,208	1,244
Crowdstrike Holdings Inc, Cl A *	4,556	2,136
Datadog Inc, Cl A *	5,900	802
Dell Technologies Inc, Cl C	5,550	699
EPAM Systems Inc *	1,050	215
F5 Inc, Cl A *	1,060	271
Fair Isaac Corp *	456	771
First Solar Inc *	1,950	509
Fortinet Inc *	11,520	915
Gartner Inc *	1,307	330
Gen Digital Inc	10,247	279
GoDaddy Inc, Cl A *	2,500	310
Hewlett Packard Enterprise Co	23,941	575
HP Inc	17,132	382
Intel Corp *	81,837	3,020
International Business Machines Corp	16,999	5,035
Intuit Inc	5,073	3,360
Jabil Inc	1,950	445
Keysight Technologies Inc *	3,132	636
KLA Corp	2,392	2,906
Lam Research Corp	22,949	3,928
Microchip Technology Inc	9,863	628
Micron Technology Inc	20,448	5,836
Microsoft Corp	135,683	65,619
Monolithic Power Systems Inc	860	779
Motorola Solutions Inc	3,042	1,166
NetApp Inc	3,665	393
NVIDIA Corp	443,562	82,724
NXP Semiconductors NV	4,576	993
ON Semiconductor Corp *	7,340	397
Oracle Corp, Cl B	30,700	5,984
Palantir Technologies Inc, Cl A *	41,507	7,378
Palo Alto Networks Inc *	12,468	2,297
PTC Inc *	2,157	376
Qnity Electronics Inc	3,800	310
QUALCOMM Inc	19,544	3,343
Roper Technologies Inc	1,966	875
Salesforce Inc	17,399	4,609
Sandisk Corp *	2,500	593
Seagate Technology Holdings PLC	3,900	1,074
ServiceNow Inc *	18,950	2,903
Skyworks Solutions Inc	2,816	179
Super Micro Computer Inc *	9,110	267
Synopsys Inc *	3,364	1,580

SEI Institutional Managed Trust	35

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

S&P 500 Index Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
TE Connectivity PLC	5,379	$1,224
Teledyne Technologies Inc *	848	433
Teradyne Inc	2,865	555
Texas Instruments Inc	16,591	2,878
Trimble Inc *	4,350	341
Tyler Technologies Inc *	770	350
VeriSign Inc	1,555	378
Western Digital Corp	6,224	1,072
Workday Inc, Cl A *	3,950	848
Zebra Technologies Corp, Cl A *	923	224
		367,089
Materials — 1.8%
Air Products and Chemicals Inc	4,081	1,008
Albemarle Corp	2,157	305
Amcor PLC	41,962	350
Avery Dennison Corp	1,414	257
Ball Corp	4,962	263
CF Industries Holdings Inc	2,850	220
Corteva Inc	12,363	829
CRH PLC	12,250	1,529
Dow Inc	12,906	302
DuPont de Nemours Inc	7,599	305
Ecolab Inc	4,656	1,222
Freeport-McMoRan Inc, Cl B	26,213	1,331
International Flavors & Fragrances Inc	4,676	315
International Paper Co	9,602	378
Linde PLC	8,503	3,626
LyondellBasell Industries NV, Cl A	4,824	209
Martin Marietta Materials Inc, Cl A	1,119	697
Mosaic Co/The	6,109	147
Newmont Corp	19,895	1,987
Nucor Corp	4,177	681
Packaging Corp of America	1,650	340
PPG Industries Inc	4,105	421
Sherwin-Williams Co/The, Cl A	4,225	1,369
Smurfit WestRock PLC	9,334	361
Steel Dynamics Inc	2,500	424
Vulcan Materials Co	2,409	687
		19,563
Real Estate — 1.8%
Alexandria Real Estate Equities Inc ‡	2,923	143
American Tower Corp, Cl A ‡	8,567	1,504
AvalonBay Communities Inc ‡	2,578	467
BXP Inc ‡	2,750	186
Camden Property Trust ‡	1,950	215
CBRE Group Inc, Cl A *	5,369	863
CoStar Group Inc *	7,700	518
Crown Castle Inc ‡	7,934	705
Digital Realty Trust Inc, Cl A ‡	5,869	908
Equinix Inc ‡	1,799	1,378
Equity Residential ‡	6,444	406
Essex Property Trust Inc ‡	1,171	306

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	3,889	$506
Federal Realty Investment Trust ‡	1,450	146
Healthpeak Properties Inc ‡	13,200	212
Host Hotels & Resorts Inc ‡	11,874	210
Invitation Homes Inc ‡	10,250	285
Iron Mountain Inc ‡	5,388	447
Kimco Realty Corp ‡	12,363	251
Mid-America Apartment Communities Inc ‡	2,140	297
Prologis Inc ‡	16,920	2,160
Public Storage ‡	2,897	752
Realty Income Corp ‡	16,668	940
Regency Centers Corp ‡	3,099	214
SBA Communications Corp, Cl A ‡	1,949	377
Simon Property Group Inc ‡	5,946	1,101
UDR Inc ‡	5,700	209
Ventas Inc ‡	8,282	641
VICI Properties Inc, Cl A ‡	19,450	547
Welltower Inc ‡	12,519	2,324
Weyerhaeuser Co ‡	13,111	311
		19,529
Utilities — 2.2%
AES Corp/The	12,940	186
Alliant Energy Corp	4,680	304
Ameren Corp	4,903	490
American Electric Power Co Inc	9,765	1,126
American Water Works Co Inc	3,557	464
Atmos Energy Corp	2,900	486
CenterPoint Energy Inc	11,885	456
CMS Energy Corp	5,451	381
Consolidated Edison Inc	6,586	654
Constellation Energy Corp	5,701	2,014
Dominion Energy Inc	15,580	913
DTE Energy Co	3,776	487
Duke Energy Corp	14,191	1,663
Edison International	7,007	421
Entergy Corp	8,152	753
Evergy Inc	4,199	304
Eversource Energy	6,785	457
Exelon Corp	18,405	802
FirstEnergy Corp	9,453	423
NextEra Energy Inc	37,571	3,016
NiSource Inc	8,594	359
NRG Energy Inc	3,501	558
PG&E Corp	40,050	644
Pinnacle West Capital Corp	2,199	195
PPL Corp	13,471	472
Public Service Enterprise Group Inc	9,080	729
Sempra	11,920	1,052
Southern Co/The	20,091	1,752
Vistra Corp	5,820	939
WEC Energy Group Inc	5,871	619

36	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

S&P 500 Index Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	10,886	$804
		23,923

Total Common Stock
(Cost $195,980) ($ Thousands)		1,066,727

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	16,268,255	$16,268
Total Cash Equivalent
(Cost $16,268) ($ Thousands)		16,268
Total Investments in Securities — 99.9%
(Cost $212,248) ($ Thousands)		$1,082,995

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	51	Mar-2026	$17,457	$17,576	$119

Percentages are based on Net Assets of $1,084,299 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$21,853	$17,046	$(22,631)	$—	$—	$16,268	$201	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	37

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 99.0%

Communication Services — 1.8%
Advantage Solutions Inc *	53,943	$47
AMC Networks Inc, Cl A *	14,165	135
Angi Inc, Cl A *	17,342	224
Anterix Inc *	4,220	92
ATN International Inc	5,885	134
Bumble Inc, Cl A *	40,067	143
Cable One Inc	2,255	255
CuriosityStream Inc	49,466	188
EverQuote Inc, Cl A *	6,982	189
Gambling.com Group Ltd *	13,017	71
Gogo Inc *	10,000	47
Gray Media Inc	50,287	243
IDT Corp, Cl B	4,179	214
John Wiley & Sons Inc, Cl A	11,733	359
MediaAlpha Inc, Cl A *	14,720	191
New York Times Co/The, Cl A	17,516	1,216
Nexstar Media Group Inc, Cl A	5,954	1,209
Nextdoor Holdings Inc *	28,610	60
Nexxen International Ltd *	8,612	56
Playstudios Inc *	69,301	45
Scholastic Corp, Cl B	9,684	287
Sinclair Inc	3,060	47
Starz Entertainment Corp *	4,630	54
Telephone and Data Systems Inc	23,305	956
Webtoon Entertainment Inc *	7,440	97
Yelp Inc, Cl A *	25,502	775
Ziff Davis Inc *	19,865	698
		8,032
Consumer Discretionary — 12.1%
Abercrombie & Fitch Co, Cl A *	29,577	3,723
Academy Sports & Outdoors Inc	8,353	417
Adient PLC *	39,541	758
Adtalem Global Education Inc *	26,312	2,723
American Axle & Manufacturing Holdings Inc *	72,366	464
American Eagle Outfitters Inc	63,845	1,684
American Public Education Inc *	8,931	338
America's Car-Mart Inc/TX *	2,112	53
Arhaus Inc, Cl A *	5,310	60
Bed Bath & Beyond Inc *	7,130	39
Biglari Holdings Inc, Cl B *	648	215
Bloomin' Brands Inc	82,034	506
Boot Barn Holdings Inc *	5,775	1,019
Brightstar Lottery PLC	5,331	83
Brinker International Inc *	14,372	2,063
Brunswick Corp/DE	14,836	1,101
Build-A-Bear Workshop Inc	6,670	409
Carter's Inc	5,127	166
Cavco Industries Inc *	1,013	598
Cheesecake Factory Inc/The	5,366	271
Chegg Inc *	47,654	44

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Churchill Downs Inc	9,742	$1,108
Citi Trends Inc *	4,119	171
Cooper-Standard Holdings Inc *	13,605	447
Cricut Inc, Cl A	31,557	156
Dick's Sporting Goods Inc	5,409	1,071
Domino's Pizza Inc	2,473	1,031
Dorman Products Inc *	5,514	679
EVgo Inc, Cl A *	13,160	38
Figs Inc, Cl A *	65,351	742
Flexsteel Industries Inc	2,350	93
Garrett Motion Inc	28,474	496
Genesco Inc *	4,546	113
Gentex Corp	21,097	491
GigaCloud Technology Inc, Cl A *	29,521	1,160
G-III Apparel Group Ltd	17,595	510
Gold.com Inc	1,120	38
Goodyear Tire & Rubber Co/The *	116,631	1,022
Group 1 Automotive Inc	1,950	767
Groupon Inc, Cl A *	5,636	99
Hamilton Beach Brands Holding Co, Cl A	3,445	57
Haverty Furniture Cos Inc	5,340	125
Holley Inc *	19,423	80
Installed Building Products Inc	3,885	1,008
JAKKS Pacific Inc	4,095	69
Kohl's Corp	24,929	509
Kontoor Brands Inc	35,793	2,187
Laureate Education Inc, Cl A *	20,504	690
La-Z-Boy Inc	11,178	417
LCI Industries	8,897	1,080
Lindblad Expeditions Holdings Inc *	19,331	279
McGraw Hill Inc *	20,000	330
Meritage Homes Corp	7,013	461
Motorcar Parts of America Inc *	13,405	165
Movado Group Inc	7,460	154
Murphy USA Inc	1,516	612
Nathan's Famous Inc	591	55
Patrick Industries Inc	4,387	476
Perdoceo Education Corp	51,385	1,507
Phinia Inc	2,215	139
Polaris Inc	2,817	178
Pool Corp	3,012	689
RealReal Inc/The *	6,470	102
Rocky Brands Inc	868	25
Rush Street Interactive Inc *	9,020	175
Savers Value Village Inc *	15,220	142
Signet Jewelers Ltd	16,098	1,334
Solid Power Inc *	121,964	518
Standard Motor Products Inc	14,844	547
Steven Madden Ltd	11,923	496
Stitch Fix Inc, Cl A *	5,690	30
Strattec Security Corp *	1,901	145
Stride Inc *	12,148	789
Superior Group of Cos Inc	7,589	73

38	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Taylor Morrison Home Corp, Cl A *	33,111	$1,949
Travel + Leisure Co	21,368	1,507
Tri Pointe Homes Inc *	39,151	1,232
Urban Outfitters Inc *	46,132	3,472
Valvoline Inc *	14,053	408
Visteon Corp	11,998	1,141
Weyco Group Inc	3,014	92
Whirlpool Corp	12,341	890
Wingstop Inc, Cl A	4,753	1,134
Xponential Fitness Inc, Cl A *	8,246	68
YETI Holdings Inc *	7,649	338
		54,840
Consumer Staples — 3.2%
Andersons Inc/The	11,233	597
Cal-Maine Foods Inc	15,444	1,229
Casey's General Stores Inc	2,018	1,115
Central Garden & Pet Co *	4,011	129
Central Garden & Pet Co, Cl A *	23,196	677
Dole PLC	32,755	491
Edgewell Personal Care Co	10,032	171
Herbalife Ltd *	49,027	632
HF Foods Group Inc *	17,718	38
Ingles Markets Inc, Cl A	5,508	378
Ingredion Inc	4,350	480
Lifeway Foods Inc *	4,791	116
Marzetti Company/The	2,118	348
MGP Ingredients Inc	3,002	73
Mission Produce Inc *	42,761	496
Natural Grocers by Vitamin Cottage Inc	2,160	54
Nature's Sunshine Products Inc *	6,003	129
Nu Skin Enterprises Inc, Cl A	22,251	214
Performance Food Group Co *	8,625	776
Pilgrim's Pride Corp	5,746	224
PriceSmart Inc	9,931	1,218
Seneca Foods Corp, Cl A *	1,889	209
TreeHouse Foods Inc *	16,602	392
Turning Point Brands Inc	11,762	1,275
United Natural Foods Inc *	17,850	601
Universal Corp/VA	10,204	538
USANA Health Sciences Inc *	4,757	93
Village Super Market Inc, Cl A	7,731	274
Vital Farms Inc *	29,493	942
Weis Markets Inc	7,099	455
		14,364
Energy — 4.0%
Archrock Inc	19,329	503
Ardmore Shipping Corp	45,902	486
BKV Corp *	4,513	122
Borr Drilling Ltd	35,750	144
Bristow Group Inc *	11,950	438
Cactus Inc, Cl A	12,353	564
Civitas Resources Inc	14,839	402

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
CNX Resources Corp *	8,525	$313
CVR Energy Inc *	7,200	183
Delek US Holdings Inc	37,721	1,119
DT Midstream Inc	9,949	1,191
Encore Energy Corp *	25,510	63
Excelerate Energy Inc, Cl A	12,005	337
Expro Group Holdings NV *	47,882	639
Flowco Holdings Inc, Cl A	2,430	45
Forum Energy Technologies Inc *	4,509	167
Gevo Inc *	62,878	126
Innovex International Inc *	30,931	676
International Seaways Inc	7,626	370
Matador Resources Co	27,258	1,157
Murphy Oil Corp	25,407	794
NACCO Industries Inc, Cl A	988	48
Natural Gas Services Group Inc	8,070	272
Navigator Holdings Ltd	9,530	165
NextDecade Corp *	15,210	80
Northern Oil & Gas Inc	46,798	1,005
Oil States International Inc *	25,408	172
Par Pacific Holdings Inc *	16,529	581
Patterson-UTI Energy Inc	35,138	215
Permian Resources Corp, Cl A	66,655	935
ProPetro Holding Corp *	1,342	13
Ranger Energy Services Inc, Cl A	7,370	103
REX American Resources Corp *	8,602	278
RPC Inc	37,442	204
SandRidge Energy Inc	13,493	195
Scorpio Tankers Inc	19,586	996
SM Energy Co	15,999	299
Solaris Energy Infrastructure Inc, Cl A	16,055	738
Talos Energy Inc *	36,576	403
Teekay Corp Ltd	48,267	436
Teekay Tankers Ltd, Cl A	10,295	550
VAALCO Energy Inc	45,547	166
World Kinect Corp	22,900	536
		18,229
Financials — 22.6%
Abacus Global Management Inc	41,940	359
Acadian Asset Management Inc	19,234	904
Adamas Trust Inc ‡	24,975	182
Advanced Flower Capital Inc ‡	8,709	25
Alerus Financial Corp	13,609	307
Amalgamated Financial Corp	7,694	246
American Integrity Insurance Group Inc *	7,006	146
Associated Banc-Corp	56,964	1,467
Atlanticus Holdings Corp *	5,115	342
Banc of California Inc	56,139	1,083
Banco Latinoamericano de Comercio
Exterior SA, Cl E	27,763	1,238
Bancorp Inc/The *	8,661	585
Bank of Marin Bancorp	4,658	121
Bank of NT Butterfield & Son Ltd/The	50,319	2,507

SEI Institutional Managed Trust	39

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Bank7 Corp	5,514	$226
BankUnited Inc	6,600	294
Bankwell Financial Group Inc	2,387	109
Bar Harbor Bankshares	2,781	86
BCB Bancorp Inc	7,081	57
Bowhead Specialty Holdings Inc *	3,760	107
Bread Financial Holdings Inc	21,335	1,579
Bridgewater Bancshares Inc *	11,180	196
Business First Bancshares Inc	4,363	114
Camden National Corp	21,550	935
Capital Bancorp Inc	2,144	60
Capital City Bank Group Inc	1,055	45
Carter Bankshares Inc *	2,973	58
Central Pacific Financial Corp	16,266	507
Chimera Investment Corp ‡	54,500	677
City Holding Co	3,439	410
Civista Bancshares Inc	6,382	142
CNB Financial Corp/PA	13,693	358
CNO Financial Group Inc	135,124	5,739
Cohen & Steers Inc	13,645	857
Colony Bankcorp Inc	16,735	298
Columbia Banking System Inc	122,222	3,416
Community Trust Bancorp Inc	10,928	617
ConnectOne Bancorp Inc	25,169	660
Crawford & Co, Cl A	3,703	42
Dave Inc *	5,355	1,186
Donegal Group Inc, Cl A	6,730	135
Eagle Bancorp Montana Inc	3,576	71
Encore Capital Group Inc *	12,000	652
Enova International Inc *	18,171	2,857
Esquire Financial Holdings Inc	1,863	190
FactSet Research Systems Inc	3,549	1,030
FB Financial Corp	18,836	1,051
Fidelis Insurance Holdings Ltd	26,642	521
Finance Of America Cos Inc, Cl A *	3,150	76
Financial Institutions Inc	5,374	168
First American Financial Corp	8,889	546
First BanCorp/Puerto Rico	69,501	1,441
First Business Financial Services Inc	2,861	155
First Commonwealth Financial Corp	34,164	576
First Financial Corp	2,035	123
First Horizon Corp	49,927	1,193
First Interstate BancSystem Inc, Cl A	30,623	1,060
First Western Financial Inc *	6,046	162
FirstCash Holdings Inc	13,947	2,223
Five Star Bancorp	3,210	115
Flagstar Bank NA	51,668	651
FNB Corp/PA	100,415	1,717
Fulton Financial Corp	42,863	829
Genworth Financial Inc, Cl A *	198,498	1,792
Great Southern Bancorp Inc	1,735	107
Hamilton Insurance Group Ltd, Cl B *	16,802	469
Hamilton Lane Inc, Cl A	9,192	1,235

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Hanmi Financial Corp	11,057	$299
Hanover Insurance Group Inc/The, Cl A	4,215	770
HBT Financial Inc	11,688	302
HCI Group Inc	914	175
Heritage Insurance Holdings Inc *	8,145	238
Home Bancorp Inc	2,726	158
Home BancShares Inc/AR	44,210	1,228
HomeTrust Bancshares Inc	3,724	160
Independent Bank Corp	12,435	909
Invesco Mortgage Capital Inc ‡	31,480	265
Investar Holding Corp	4,486	120
Jack Henry & Associates Inc	6,516	1,189
Jackson Financial Inc, Cl A	45,376	4,839
James River Group Holdings Inc	18,579	118
Jefferson Capital Inc	7,500	168
Kinsale Capital Group Inc	1,915	749
Lemonade Inc *	15,749	1,121
LendingTree Inc *	3,741	199
Lincoln National Corp	49,414	2,200
loanDepot Inc, Cl A *	41,050	85
Marqeta Inc, Cl A *	293,700	1,395
Medallion Financial Corp	9,643	99
Mercantile Bank Corp	8,740	420
Metrocity Bankshares Inc	1,491	40
MGIC Investment Corp	27,974	817
Mid Penn Bancorp Inc	5,125	159
Midland States Bancorp Inc	6,030	128
Morningstar Inc, Cl A	4,306	936
National Bank Holdings Corp, Cl A	25,495	969
NB Bancorp Inc	17,783	352
NBT Bancorp Inc	22,481	933
NerdWallet Inc, Cl A *	24,888	337
Nicolet Bankshares Inc	9,979	1,210
NMI Holdings Inc, Cl A *	11,631	474
Northeast Community Bancorp Inc	5,305	120
Northfield Bancorp Inc	5,310	61
Northrim BanCorp Inc	17,054	454
Norwood Financial Corp	3,190	90
OFG Bancorp	19,297	791
Old National Bancorp/IN, Cl A	233,206	5,203
Old Second Bancorp Inc	7,605	148
OppFi Inc	46,594	487
Orchid Island Capital Inc ‡	22,165	160
Orrstown Financial Services Inc	4,365	155
Pagseguro Digital Ltd, Cl A	74,572	719
Palomar Holdings Inc, Cl A *	2,782	375
Paysign Inc *	28,119	145
PCB Bancorp	4,966	108
Peoples Bancorp of North Carolina Inc	2,384	86
Ponce Financial Group Inc *	3,163	52
Primerica Inc	3,651	943
PROG Holdings Inc	34,126	1,006
Prosperity Bancshares Inc	14,868	1,028

40	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
RBB Bancorp	10,022	$207
Red River Bancshares Inc	948	68
Regional Management Corp	1,502	58
Repay Holdings Corp, Cl A *	38,663	141
Republic Bancorp Inc/KY, Cl A	2,317	160
Selectquote Inc *	59,625	84
Sierra Bancorp	4,823	158
Silvercrest Asset Management Group Inc, Cl A	5,370	82
SiriusPoint Ltd *	6,630	145
SmartFinancial Inc	7,327	271
Southern Missouri Bancorp Inc	10,635	629
Starwood Property Trust Inc ‡	34,458	621
Third Coast Bancshares Inc *	6,060	230
Tompkins Financial Corp	8,927	647
TPG Mortgage Investment Trust Inc ‡	11,339	97
UMB Financial Corp	28,623	3,293
United Fire Group Inc	4,988	181
Unity Bancorp Inc	9,112	471
Universal Insurance Holdings Inc	13,799	466
Univest Financial Corp	52,352	1,714
USCB Financial Holdings Inc	10,755	198
Valley National Bancorp	91,318	1,067
Voya Financial Inc	11,528	859
West BanCorp Inc	6,728	149
Westamerica BanCorp	7,103	340
Wintrust Financial Corp	8,053	1,126
WisdomTree Inc	90,928	1,108
Zions Bancorp NA	39,665	2,322
		102,016
Health Care — 14.9%
4D Molecular Therapeutics Inc *	8,420	63
Abeona Therapeutics Inc *	41,020	216
AdaptHealth Corp, Cl A *	42,333	422
Adaptive Biotechnologies Corp *	55,446	900
Addus HomeCare Corp *	9,660	1,037
Akebia Therapeutics Inc *	26,440	43
Alector Inc *	31,846	50
Alignment Healthcare Inc *	107,401	2,121
Alkermes PLC *	58,635	1,641
Altimmune Inc *	30,290	109
Alumis Inc *	14,223	139
AMN Healthcare Services Inc *	16,750	264
Amneal Pharmaceuticals Inc *	119,641	1,507
AnaptysBio Inc *	4,280	207
ANI Pharmaceuticals Inc *	15,739	1,242
Annexon Inc *	16,640	84
Anteris Technologies Global Corp *	17,221	86
Aquestive Therapeutics Inc *	14,580	94
Ardent Health Inc *	9,685	86
ArriVent Biopharma Inc *	5,090	102
ARS Pharmaceuticals Inc *	12,530	146
Avanos Medical Inc *	53,910	605

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Aveanna Healthcare Holdings Inc *	62,033	$507
Axogen Inc *	22,576	739
Benitec Biopharma Inc *	3,495	47
BioAge Labs Inc *	17,900	237
Bioventus Inc, Cl A *	30,689	228
Bridgebio Pharma Inc *	65,791	5,032
Butterfly Network Inc, Cl A *	22,150	84
Castle Biosciences Inc *	3,590	140
Catalyst Pharmaceuticals Inc *	20,691	483
Chemed Corp	2,294	981
Coherus Oncology Inc *	34,170	49
Collegium Pharmaceutical Inc *	20,791	963
Corcept Therapeutics Inc *	19,913	693
Cross Country Healthcare Inc *	30,190	245
Cullinan Therapeutics Inc *	1,950	20
Day One Biopharmaceuticals Inc *	27,095	253
Delcath Systems Inc *	16,000	162
DiaMedica Therapeutics Inc *	14,680	117
Dianthus Therapeutics Inc *	3,110	128
Edgewise Therapeutics Inc *	6,360	158
Editas Medicine Inc, Cl A *	25,247	52
Electromed Inc *	1,220	36
Embecta Corp	3,840	46
Emergent BioSolutions Inc *	32,748	405
Enanta Pharmaceuticals Inc *	1,350	21
Encompass Health Corp	19,919	2,114
Enhabit Inc *	5,542	51
Enliven Therapeutics Inc *	8,240	127
Ensign Group Inc/The	9,523	1,659
Entrada Therapeutics Inc *	5,560	57
Envista Holdings Corp *	14,818	322
Esperion Therapeutics Inc *	15,470	57
Eton Pharmaceuticals Inc *	6,860	116
Fulcrum Therapeutics Inc *	3,500	40
Fulgent Genetics Inc *	9,850	259
GeneDx Holdings Corp, Cl A *	3,571	464
Ginkgo Bioworks Holdings Inc *	2,350	20
Globus Medical Inc, Cl A *	7,981	697
Gossamer Bio Inc *	18,890	59
Guardant Health Inc *	6,652	679
Guardian Pharmacy Services Inc, Cl A *	4,330	130
Haemonetics Corp *	7,529	603
Halozyme Therapeutics Inc *	31,004	2,087
Harmony Biosciences Holdings Inc *	17,088	639
Heron Therapeutics Inc *	40,760	53
ImmunityBio Inc *	46,230	92
Immunome Inc *	6,390	137
Indivior PLC *	6,381	229
Inmode Ltd *	33,072	486
Innoviva Inc *	65,938	1,318
Integra LifeSciences Holdings Corp *	19,148	238
Intellia Therapeutics Inc *	56,078	504
Iovance Biotherapeutics Inc *	37,630	103

SEI Institutional Managed Trust	41

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Ironwood Pharmaceuticals Inc, Cl A *	17,908	$60
Jade Biosciences Inc	5,520	85
KalVista Pharmaceuticals Inc *	7,630	123
Keros Therapeutics Inc *	3,270	67
Kestra Medical Technologies Ltd *	7,450	198
Kodiak Sciences Inc *	3,080	86
KORU Medical Systems Inc *	7,118	41
Kura Oncology Inc *	4,818	50
Larimar Therapeutics Inc *	5,440	21
LeMaitre Vascular Inc	26,704	2,166
LENZ Therapeutics Inc *	6,110	98
Madrigal Pharmaceuticals Inc *	524	305
Maze Therapeutics Inc *	4,300	178
MBX Biosciences Inc *	1,590	50
MeiraGTx Holdings plc *	2,780	22
Merit Medical Systems Inc *	5,699	502
Molina Healthcare Inc *	14,861	2,579
Monte Rosa Therapeutics Inc *	21,782	342
Myriad Genetics Inc *	14,370	88
National Research Corp, Cl A	3,115	58
Neurogene Inc *	3,000	62
Neuronetics Inc *	28,500	39
NeuroPace Inc *	8,230	127
Niagen Bioscience Inc *	58,411	371
Nkarta Inc *	19,570	36
Novocure Ltd *	7,600	98
Nutex Health Inc *	1,100	181
Nuvation Bio Inc *	103,453	927
Olema Pharmaceuticals Inc *	5,370	134
Omeros Corp *	6,680	115
Option Care Health Inc *	30,034	957
Organogenesis Holdings Inc, Cl A *	14,780	77
ORIC Pharmaceuticals Inc *	8,100	66
Pacira BioSciences Inc *	20,058	519
PACS Group Inc *	1,835	70
Pediatrix Medical Group Inc *	37,449	801
Pennant Group Inc/The *	24,868	700
Personalis Inc *	4,370	35
Perspective Therapeutics Inc *	19,190	53
Phathom Pharmaceuticals Inc *	6,620	110
Phibro Animal Health Corp, Cl A	14,217	531
Prestige Consumer Healthcare Inc, Cl A *	18,478	1,140
Prime Medicine Inc *	6,980	24
Progyny Inc *	71,107	1,826
Prothena Corp PLC *	4,730	45
PTC Therapeutics Inc *	6,745	512
Puma Biotechnology Inc *	47,768	284
Quantum-Si Inc *	30,640	34
Quest Diagnostics Inc	6,256	1,086
QuidelOrtho Corp *	9,518	272
Rapport Therapeutics Inc *	2,010	61
REGENXBIO Inc *	3,740	54
Replimune Group Inc, Cl Rights *	9,100	88

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Rezolute Inc *	17,950	$42
Rigel Pharmaceuticals Inc *	11,835	507
Sana Biotechnology Inc *	4,040	16
Savara Inc *	15,910	96
Septerna Inc *	3,980	111
SIGA Technologies Inc	20,855	127
Sight Sciences Inc *	2,500	20
Sionna Therapeutics Inc *	1,210	50
Soleno Therapeutics Inc *	15,966	739
STERIS PLC	5,176	1,312
Supernus Pharmaceuticals Inc *	27,209	1,352
Syndax Pharmaceuticals Inc *	30,704	645
Tactile Systems Technology Inc *	34,426	998
Talkspace Inc *	15,975	58
Tango Therapeutics Inc *	18,360	163
Tarsus Pharmaceuticals Inc *	16,925	1,386
Tectonic Therapeutic Inc *	4,780	100
Teladoc Health Inc *	63,823	447
Theravance Biopharma Inc *	18,406	344
TriSalus Life Sciences Inc *	3,230	23
TruBridge Inc *	1,604	35
Tyra Biosciences Inc *	920	24
UFP Technologies Inc *	2,025	450
UroGen Pharma Ltd *	4,390	103
US Physical Therapy Inc	12,546	980
Varex Imaging Corp *	18,979	221
Veracyte Inc *	7,287	307
Verastem Inc *	6,050	47
Viemed Healthcare Inc *	3,535	26
Viridian Therapeutics Inc *	41,674	1,297
Xencor Inc *	4,610	71
Xeris Biopharma Holdings Inc *	26,600	209
Zevra Therapeutics Inc *	14,070	126
		67,316
Industrials — 18.0%
3D Systems Corp *	17,520	31
AAON Inc	14,228	1,085
ACCO Brands Corp	32,915	123
Aebi Schmidt Holding AG	13,092	166
AerSale Corp *	34,625	246
Air Lease Corp, Cl A	5,634	362
AirJoule Technologies Corp *	42,965	169
Alight Inc, Cl A	188,554	368
Allient Inc	1,130	61
Alta Equipment Group Inc	8,605	40
American Superconductor Corp *	6,861	197
ArcBest Corp	1,175	87
Argan Inc	6,628	2,077
Astec Industries Inc	49,739	2,155
Astronics Corp *	613	33
Atkore Inc	19,115	1,209
Atmus Filtration Technologies Inc	34,239	1,777
AZZ Inc	8,836	947

42	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
BlackSky Technology Inc, Cl A *	3,900	$73
Bloom Energy Corp, Cl A *	11,813	1,026
BlueLinx Holdings Inc *	3,577	220
Boise Cascade Co	5,628	414
Booz Allen Hamilton Holding Corp, Cl A	9,970	841
Bowman Consulting Group Ltd, Cl A *	6,143	203
BrightView Holdings Inc *	18,430	234
Brookfield Business Corp, Cl A	3,844	138
BWX Technologies Inc	2,043	353
CACI International Inc, Cl A *	2,059	1,097
Carlisle Cos Inc	3,024	967
Clean Harbors Inc *	3,732	875
Concentrix Corp	18,529	770
Conduent Inc *	68,975	132
CoreCivic Inc *‡	6,431	123
Costamare Bulkers Holdings Ltd *	6,278	97
Costamare Inc	44,211	698
Deluxe Corp	18,328	409
DNOW Inc *	20,306	269
Dycom Industries Inc *	5,840	1,973
Enerpac Tool Group Corp, Cl A	11,910	455
Ennis Inc	489	9
Enpro Inc	5,243	1,123
Enviri Corp *	36,223	649
ExlService Holdings Inc *	82,719	3,511
Federal Signal Corp	22,484	2,442
Fluor Corp *	6,949	275
Franklin Covey Co *	5,424	91
Gates Industrial Corp PLC *	51,728	1,111
GFL Environmental Inc	23,726	1,019
Global Industrial Co	2,651	77
Graham Corp, Cl A *	10,081	648
Greenbrier Cos Inc/The	13,793	645
Hertz Global Holdings Inc *	25,130	129
Hexcel Corp, Cl A	24,023	1,775
Hudson Technologies Inc *	11,071	76
Huron Consulting Group Inc *	7,914	1,368
Hyliion Holdings Corp *	29,150	54
Hyster-Yale Inc	4,983	148
IBEX Holdings Ltd *	11,910	455
Interface Inc, Cl A	59,385	1,658
ITT Inc	5,061	878
Janus International Group Inc *	38,495	252
Karat Packaging Inc	1,987	45
KBR Inc	22,237	894
Kelly Services Inc, Cl A	13,836	122
Korn Ferry	9,360	618
Kratos Defense & Security Solutions Inc *	3,395	258
Landstar System Inc	6,546	941
Liquidity Services Inc *	3,625	110
LSI Industries Inc	8,785	161
Luxfer Holdings PLC ADR	13,385	181
Lyft Inc, Cl A *	70,914	1,374

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Manitowoc Co Inc/The *	15,525	$186
Matrix Service Co *	4,555	53
Matson Inc	1,473	182
Microvast Holdings Inc *	16,490	46
MillerKnoll Inc	26,920	492
Modine Manufacturing Co *	14,893	1,988
Nextpower Inc, Cl A *	17,200	1,498
Nordson Corp	4,631	1,113
nVent Electric PLC	11,460	1,169
OPENLANE Inc *	14,536	433
Orion Group Holdings Inc *	17,650	175
Pangaea Logistics Solutions Ltd	35,425	244
Park-Ohio Holdings Corp	1,561	33
Perma-Fix Environmental Services Inc *	5,540	70
Powell Industries Inc	294	94
Power Solutions International Inc *	5,268	301
Preformed Line Products Co	725	150
Primoris Services Corp	22,969	2,851
Quanex Building Products Corp	20,217	311
RCM Technologies Inc *	3,662	75
Regal Rexnord Corp	5,569	781
Resources Connection Inc	18,699	94
Rush Enterprises Inc, Cl A	1,692	91
Safe Bulkers Inc	25,916	125
SkyWest Inc *	12,922	1,297
Spire Global Inc *	14,100	106
SPX Technologies Inc *	2,165	433
Standex International Corp	9,591	2,084
Sterling Infrastructure Inc *	5,796	1,775
Sun Country Airlines Holdings Inc *	21,809	314
T1 Energy Inc *	15,990	107
Terex Corp	46,414	2,478
Tetra Tech Inc	27,600	926
Titan International Inc *	21,453	168
Titan Machinery Inc *	1,887	28
TransUnion	14,638	1,255
Tutor Perini Corp	27,830	1,865
UFP Industries Inc	7,643	696
UniFirst Corp/MA	5,076	979
V2X Inc *	8,338	455
Valmont Industries Inc	6,331	2,547
Voyager Technologies Inc, Cl A *	4,100	107
Wabash National Corp	18,625	161
Watts Water Technologies Inc, Cl A	2,793	771
WESCO International Inc	10,852	2,655
Willdan Group Inc *	10,275	1,065
Worthington Enterprises Inc	23,822	1,228
		81,652
Information Technology — 11.4%
8x8 Inc *	32,105	63
ACI Worldwide Inc *	23,658	1,131
ACM Research Inc, Cl A *	8,201	324
Aehr Test Systems *	7,040	142

SEI Institutional Managed Trust	43

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Aeva Technologies Inc *	5,490	$73
Alpha & Omega Semiconductor Ltd *	1,870	37
Amkor Technology Inc	17,126	676
Arlo Technologies Inc *	6,395	89
Arteris Inc *	10,710	166
ASGN Inc *	8,005	386
Backblaze Inc, Cl A *	16,335	76
Bel Fuse Inc, Cl A	1,605	244
Bel Fuse Inc, Cl B	2,050	348
Belden Inc	5,672	661
Bentley Systems Inc, Cl B	21,030	803
BK Technologies Corp *	2,972	222
Blaize Holdings Inc *	38,010	74
Braze Inc, Cl A *	5,215	179
Calix Inc *	16,444	870
Cerence Inc *	5,035	54
CEVA Inc, Cl A *	2,140	46
Clear Secure Inc, Cl A	85,355	2,994
Clearwater Analytics Holdings Inc, Cl A *	4,954	120
Cognex Corp	24,108	867
Cohu Inc *	29,188	679
Commerce.com Inc *	34,956	144
Corsair Gaming Inc *	11,320	67
Credo Technology Group Holding Ltd *	20,272	2,917
Daktronics Inc *	8,100	160
Diebold Nixdorf Inc *	14,516	986
Digimarc Corp *	5,220	34
Diodes Inc *	6,897	340
Domo Inc, Cl B *	8,380	71
Eastman Kodak Co *	8,040	68
Evolv Technologies Holdings Inc *	8,595	62
Fabrinet *	1,400	637
Harmonic Inc, Cl A *	77,961	771
Ichor Holdings Ltd *	1,570	29
Immersion Corp	28,692	195
Inseego Corp *	2,260	23
Intapp Inc *	8,002	367
InterDigital Inc	1,232	392
Kaltura Inc *	53,834	88
Kimball Electronics Inc *	22,797	634
Kopin Corp *	42,290	99
Kulicke & Soffa Industries Inc	25,046	1,141
Life360 Inc *	3,114	200
Littelfuse Inc	5,438	1,375
LiveRamp Holdings Inc *	15,991	470
Lumentum Holdings Inc *	3,758	1,385
Mitek Systems Inc *	39,383	416
N-able Inc/US *	10,850	81
NETGEAR Inc *	14,002	343
NetScout Systems Inc *	21,537	583
OneSpan Inc	12,974	167
Ooma Inc *	11,156	131
Open Text Corp	49,408	1,610

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Pagaya Technologies Ltd, Cl A *	8,470	$177
Penguin Solutions Inc *	21,268	416
Photronics Inc *	95,916	3,069
Porch Group Inc *	18,293	167
Power Integrations Inc	22,588	803
Q2 Holdings Inc *	17,485	1,262
Rambus Inc *	2,705	249
Red Violet Inc	6,292	358
Rezolve AI PLC *	41,020	105
Ribbon Communications Inc *	18,245	53
Richardson Electronics Ltd/United States	12,632	137
Rimini Street Inc *	4,269	17
Rogers Corp *	6,832	626
Sanmina Corp *	20,673	3,102
ScanSource Inc *	10,432	407
Silicon Laboratories Inc *	6,066	793
Silicon Motion Technology Corp ADR	14,318	1,327
Silvaco Group Inc *	17,890	72
SiTime Corp *	5,114	1,806
SkyWater Technology Inc *	13,979	254
SoundThinking Inc *	5,720	46
Sprinklr Inc, Cl A *	47,983	373
Telos Corp *	28,880	147
TSS Inc/MD *	5,170	37
TTM Technologies Inc *	47,916	3,306
Unisys Corp *	31,130	86
Universal Display Corp	9,009	1,052
Viasat Inc *	8,000	276
Viavi Solutions Inc *	200,781	3,578
Weave Communications Inc *	11,000	83
WM Technology Inc *	132,705	110
Xerox Holdings Corp	54,354	129
		51,733
Materials — 5.2%
AdvanSix Inc	11,451	198
AptarGroup Inc	6,060	739
Ardagh Metal Packaging SA	70,330	288
Arq Inc *	12,490	41
Axalta Coating Systems Ltd *	22,547	729
Cabot Corp	9,528	632
Caledonia Mining Corp PLC	17,693	463
Cleveland-Cliffs Inc *	185,417	2,462
Coeur Mining Inc *	26,295	469
Commercial Metals Co, Cl A	51,868	3,590
Constellium SE, Cl A *	9,900	187
Contango ORE Inc *	5,524	146
Dakota Gold Corp *	12,280	70
Flotek Industries Inc *	6,630	114
Hudbay Minerals Inc	87,160	1,730
Idaho Strategic Resources Inc *	4,770	192
Ingevity Corp *	8,472	502
Innospec Inc	3,625	278
Intrepid Potash Inc *	6,120	170

44	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Lifezone Metals Ltd *	30,995	$132
Mativ Holdings Inc	31,048	377
Minerals Technologies Inc	4,530	276
O-I Glass Inc, Cl I *	73,739	1,089
Orion SA	24,259	128
Perpetua Resources Corp *	4,350	105
Quaker Chemical Corp	3,300	453
Ramaco Resources Inc, Cl A *	5,740	103
Rayonier Advanced Materials Inc *	29,242	172
Reliance Inc	3,867	1,117
Royal Gold Inc, Cl A	5,399	1,200
Sensient Technologies Corp	12,638	1,187
Silgan Holdings Inc	13,091	529
SSR Mining Inc *	99,694	2,185
SunCoke Energy Inc	37,266	268
Sylvamo Corp	12,045	580
Titan America SA	3,100	51
Tredegar Corp *	11,673	84
US Gold Corp *	18,950	368
US Goldmining Inc *	4,560	40
Vox Royalty Corp	50,353	239
		23,683
Real Estate — 4.2%
Agree Realty Corp ‡	12,694	914
Alexander's Inc ‡	963	210
Apple Hospitality REIT Inc ‡	70,495	835
Brixmor Property Group Inc ‡	8,913	234
CareTrust REIT Inc ‡	32,788	1,186
Chatham Lodging Trust ‡	20,653	141
COPT Defense Properties ‡	23,098	642
CTO Realty Growth Inc ‡	32,256	594
Cushman & Wakefield Ltd *	47,862	775
DiamondRock Hospitality Co ‡	89,566	802
Diversified Healthcare Trust ‡	57,614	279
Farmland Partners Inc ‡	20,258	196
FirstService Corp	5,355	833
Forestar Group Inc *	6,680	165
Franklin Street Properties Corp ‡	15,237	14
FrontView REIT Inc ‡	13,240	195
Highwoods Properties Inc ‡	50,070	1,293
LXP Industrial Trust ‡	5,085	252
National Storage Affiliates Trust ‡	37,350	1,054
NET Lease Office Properties ‡	6,989	180
Newmark Group Inc, Cl A	158,397	2,747
One Liberty Properties Inc ‡	7,379	150
Park Hotels & Resorts Inc ‡	24,500	256
Pebblebrook Hotel Trust ‡	51,253	580
Postal Realty Trust Inc, Cl A ‡	36,915	596
Real Brokerage Inc/The *	46,331	169
RLJ Lodging Trust ‡	66,671	497
Ryman Hospitality Properties Inc ‡	11,364	1,075
Service Properties Trust ‡	85,385	157
SITE Centers Corp ‡	21,930	141

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
STAG Industrial Inc ‡	21,028	$773
Terreno Realty Corp ‡	18,241	1,071
		19,006
Utilities — 1.6%
Black Hills Corp, Cl A	6,926	481
Brookfield Infrastructure Corp, Cl A	23,357	1,061
Cadiz Inc *	26,614	149
Chesapeake Utilities Corp	8,764	1,094
Consolidated Water Co Ltd	9,099	321
Genie Energy Ltd, Cl B	13,876	191
Hallador Energy Co *	17,350	330
Hawaiian Electric Industries Inc *	74,377	915
IDACORP Inc, Cl A	7,990	1,011
Portland General Electric Co	11,594	556
Southwest Gas Holdings Inc	8,977	718
Spire Inc	5,065	419
		7,246
Total Common Stock
(Cost $333,020) ($ Thousands)		448,117

EXCHANGE-TRADED FUND — 0.1%

Equity — 0.1%
iShares Russell 2000 Value ETF	1,682	305

Total Exchange-Traded Fund
(Cost $254) ($ Thousands)		305

	Number of Rights
RIGHTS — 0.0%
Verve Therapeutics Inc *‡‡	15,995	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	3,725,823	3,726
Total Cash Equivalent
(Cost $3,726) ($ Thousands)		3,726
Total Investments in Securities — 99.9%
(Cost $337,000) ($ Thousands)		$452,148

SEI Institutional Managed Trust	45

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	20	Mar-2026	$2,512	$2,498	$(14)

Percentages are based on Net Assets of $452,515 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,109	$21,591	$(22,974)	$—	$—	$3,726	$39	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

46	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Value Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 98.7%

Communication Services — 2.4%
AMC Networks Inc, Cl A *	22,600	$215
Angi Inc, Cl A *	24,729	320
ATN International Inc	6,442	147
Bumble Inc, Cl A *	52,435	187
Cable One Inc	3,233	365
Gray Media Inc	53,146	257
IDT Corp, Cl B	5,947	305
John Wiley & Sons Inc, Cl A	16,699	511
Nexstar Media Group Inc, Cl A	1,352	275
Nexxen International Ltd *	12,538	82
Playstudios Inc *	5,653	4
Scholastic Corp, Cl B	15,114	448
Shutterstock Inc	2,118	40
Taboola.com *	46,304	213
Telephone and Data Systems Inc	32,894	1,349
Uniti Group *	10,922	77
Yelp Inc, Cl A *	42,029	1,277
Ziff Davis Inc *	31,803	1,118
ZoomInfo Technologies Inc, Cl A *	12,814	130
		7,320
Consumer Discretionary — 13.4%
Abercrombie & Fitch Co, Cl A *	39,654	4,991
Academy Sports & Outdoors Inc	15,310	765
Adient PLC *	55,586	1,066
ADT Inc	31,581	255
American Axle & Manufacturing Holdings Inc *	70,329	451
American Eagle Outfitters Inc	82,864	2,185
American Public Education Inc *	9,854	372
Bloomin' Brands Inc	113,892	703
Boyd Gaming Corp	1,650	141
Brightstar Lottery PLC	7,587	117
Brinker International Inc *	16,571	2,378
Carriage Services Inc, Cl A	2,621	111
Carter's Inc	7,351	238
Cheesecake Factory Inc/The	6,671	337
Chegg Inc *	43,988	41
Cricut Inc, Cl A	28,137	139
Crocs Inc *	1,350	115
Dorman Products Inc *	6,891	849
Garrett Motion Inc	11,896	207
Genesco Inc *	6,602	163
Gentex Corp	25,168	586
GigaCloud Technology Inc, Cl A *	13,868	545
G-III Apparel Group Ltd	30,403	880
Goodyear Tire & Rubber Co/The *	168,358	1,475
Group 1 Automotive Inc	2,837	1,116
H&R Block Inc	3,924	171
Hamilton Beach Brands Holding Co, Cl A	3,895	64
Harley-Davidson Inc, Cl A	3,084	63
Haverty Furniture Cos Inc	11,505	269

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Installed Building Products Inc	4,899	$1,271
JAKKS Pacific Inc	4,545	77
KB Home	2,939	166
Kohl's Corp	27,000	551
La-Z-Boy Inc	21,310	794
Lear Corp	1,953	224
Macy's Inc	4,605	101
Mattel Inc *	9,862	196
Meritage Homes Corp	12,311	810
Modine Manufacturing Co *	4,914	656
Motorcar Parts of America Inc *	11,917	147
Movado Group Inc	9,948	205
Murphy USA Inc	1,844	744
Perdoceo Education Corp	42,161	1,237
Phinia Inc	6,685	419
PVH Corp	3,256	218
Sally Beauty Holdings Inc *	7,198	103
Signet Jewelers Ltd	24,320	2,016
Steven Madden Ltd	15,658	652
Strattec Security Corp *	2,535	193
Stride Inc *	15,935	1,035
Superior Group of Cos Inc	8,370	81
Taylor Morrison Home Corp, Cl A *	20,189	1,188
Travel + Leisure Co	2,620	185
Tri Pointe Homes Inc *	63,004	1,983
Upbound Group Inc	5,376	94
Urban Outfitters Inc *	6,578	495
Valvoline Inc *	17,528	509
Visteon Corp	15,992	1,521
Weyco Group Inc	3,630	111
Whirlpool Corp	16,110	1,162
YETI Holdings Inc *	8,755	387
		40,324
Consumer Staples — 4.0%
Andersons Inc/The	16,104	856
Cal-Maine Foods Inc	21,981	1,749
Central Garden & Pet Co *	5,194	167
Central Garden & Pet Co, Cl A *	40,117	1,171
Dole PLC	57,928	868
Edgewell Personal Care Co	13,012	222
Energizer Holdings Inc	10,947	218
Fresh Del Monte Produce Inc	4,000	143
Herbalife Ltd *	7,627	98
Ingles Markets Inc, Cl A	9,501	651
Ingredion Inc	7,196	793
Marzetti Company/The	2,659	437
MGP Ingredients Inc	4,924	120
Nature's Sunshine Products Inc *	6,716	145
Nu Skin Enterprises Inc, Cl A	30,356	292
Performance Food Group Co *	10,648	957
Pilgrim's Pride Corp	8,251	322
Seneca Foods Corp, Cl A *	2,976	329
Spectrum Brands Holdings Inc	1,618	96

SEI Institutional Managed Trust	47

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Value Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
TreeHouse Foods Inc *	20,844	$492
Universal Corp/VA	14,574	769
USANA Health Sciences Inc *	6,821	134
Village Super Market Inc, Cl A	7,119	252
Weis Markets Inc	9,877	633
		11,914
Energy — 5.6%
Ardmore Shipping Corp	25,766	273
Bristow Group Inc *	17,008	623
Cactus Inc, Cl A	16,381	748
Civitas Resources Inc	19,146	519
CNX Resources Corp *	11,486	422
Core Natural Resources	1,154	102
Delek US Holdings Inc	48,178	1,429
DHT Holdings Inc	7,857	96
Expro Group Holdings NV *	59,437	793
Forum Energy Technologies Inc *	7,600	281
Gulfport Energy Corp *	901	187
HF Sinclair Corp	5,328	246
Innovex International Inc *	6,547	143
International Seaways Inc	10,507	510
Matador Resources Co	6,584	279
Murphy Oil Corp	40,680	1,271
Northern Oil & Gas Inc	60,414	1,297
NOV Inc	15,839	248
Oil States International Inc *	36,766	249
Patterson-UTI Energy Inc	55,832	341
Peabody Energy Corp	8,301	247
Permian Resources Corp, Cl A	82,698	1,160
ProPetro Holding Corp *	3,760	36
Ranger Energy Services Inc, Cl A	8,996	126
REX American Resources Corp *	11,482	371
RPC Inc	51,414	280
SandRidge Energy Inc	18,728	270
Scorpio Tankers Inc	30,743	1,563
SM Energy Co	22,770	426
Teekay Corp Ltd	38,430	347
Teekay Tankers Ltd, Cl A	14,441	771
VAALCO Energy Inc	62,697	228
World Kinect Corp	39,046	915
		16,797
Financials — 26.7%
Advanced Flower Capital Inc ‡	11,718	33
Affiliated Managers Group Inc	792	228
Amalgamated Financial Corp	15,585	499
Associated Banc-Corp	81,601	2,102
Axis Capital Holdings Ltd	2,087	224
Banc of California Inc	78,714	1,518
Banco Latinoamericano de Comercio Exterior SA, Cl E	21,853	975
Bank of NT Butterfield & Son Ltd/The	33,187	1,653
Bank OZK	3,423	158

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
BankUnited Inc	13,114	$585
Bankwell Financial Group Inc	3,001	138
Bar Harbor Bankshares	3,557	110
BCB Bancorp Inc	7,855	63
Bread Financial Holdings Inc	30,485	2,257
Camden National Corp	13,195	572
Cathay General Bancorp	5,210	252
Central Pacific Financial Corp	18,342	572
Chimera Investment Corp ‡	76,761	954
City Holding Co	4,474	533
Civista Bancshares Inc	7,760	172
CNB Financial Corp/PA	18,313	479
CNO Financial Group Inc	105,018	4,460
Colony Bankcorp Inc	11,075	197
Columbia Banking System Inc	156,107	4,363
Community Trust Bancorp Inc	1,937	109
FB Financial Corp	21,529	1,201
Federated Hermes Inc, Cl B	4,826	251
Fidelis Insurance Holdings Ltd	46,835	917
Financial Institutions Inc	7,556	236
First American Financial Corp	10,871	668
First BanCorp/Puerto Rico	104,406	2,164
First Busey Corp	6,657	158
First Business Financial Services Inc	4,012	218
First Commonwealth Financial Corp	53,028	894
First Financial Corp	1,390	84
First Horizon Corp	73,267	1,751
First Interstate BancSystem Inc, Cl A	38,398	1,329
First Western Financial Inc *	5,159	138
Flagstar Bank NA	66,327	835
FNB Corp/PA	141,202	2,415
FS KKR Capital Corp	6,088	90
Fulton Financial Corp	68,619	1,326
Genworth Financial Inc, Cl A *	280,476	2,533
Golub Capital BDC Inc	6,686	91
Great Southern Bancorp Inc	1,694	104
Hamilton Insurance Group Ltd, Cl B *	24,103	673
Hancock Whitney Corp, Cl A	4,128	263
Hanmi Financial Corp	19,853	537
Hanover Insurance Group Inc/The, Cl A	5,470	1,000
HBT Financial Inc	7,175	186
Home Bancorp Inc	4,600	266
Hope Bancorp Inc	11,854	130
Independent Bank Corp	18,451	1,247
Invesco Mortgage Capital Inc ‡	2,613	22
Investar Holding Corp	5,982	160
Jackson Financial Inc, Cl A	63,672	6,791
James River Group Holdings Inc	22,816	145
Lincoln National Corp	66,431	2,958
Medallion Financial Corp	11,852	122
Mercantile Bank Corp	9,301	447
MGIC Investment Corp	43,633	1,275
National Bank Holdings Corp, Cl A	31,244	1,188

48	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Value Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Navient Corp	6,110	$79
NB Bancorp Inc	25,309	502
NCR Atleos Corp *	2,269	87
New Mountain Finance Corp	10,331	95
NMI Holdings Inc, Cl A *	14,642	597
Northeast Community Bancorp Inc	6,396	145
Northrim BanCorp Inc	13,628	363
OFG Bancorp	34,507	1,414
Old National Bancorp/IN, Cl A	166,251	3,709
Pagseguro Digital Ltd, Cl A	106,912	1,031
PCB Bancorp	6,071	131
PennantPark Investment Corp	8,318	50
Peoples Bancorp Inc/OH	2,189	66
Popular Inc	2,521	314
PROG Holdings Inc	31,078	917
Radian Group Inc	5,630	203
RBB Bancorp	10,584	218
Repay Holdings Corp, Cl A *	53,241	194
Rithm Capital Corp ‡	15,717	171
Sierra Bancorp	6,777	222
Silvercrest Asset Management Group Inc, Cl A	6,261	95
SiriusPoint Ltd *	9,621	211
Sixth Street Specialty Lending Inc	4,848	105
Southern Missouri Bancorp Inc	6,313	373
Starwood Property Trust Inc ‡	43,335	780
Unity Bancorp Inc	4,591	237
Universal Insurance Holdings Inc	11,698	395
Univest Financial Corp	37,119	1,215
USCB Financial Holdings Inc	6,679	123
Valley National Bancorp	122,324	1,429
Victory Capital Holdings Inc, Cl A	1,668	105
Voya Financial Inc	14,640	1,091
WaFd Inc	3,908	125
West BanCorp Inc	9,586	213
Westamerica BanCorp	8,445	404
Western Union Co/The	9,030	84
Wintrust Financial Corp	10,315	1,442
Zions Bancorp NA	55,860	3,270
		80,224
Health Care — 9.2%
AdaptHealth Corp, Cl A *	60,188	599
Addus HomeCare Corp *	6,280	674
Alkermes PLC *	84,805	2,373
AMN Healthcare Services Inc *	24,014	378
Ardent Health Inc *	12,230	108
Avanos Medical Inc *	71,778	806
Catalyst Pharmaceuticals Inc *	29,449	687
Collegium Pharmaceutical Inc *	22,812	1,056
Cross Country Healthcare Inc *	43,340	351
Emergent BioSolutions Inc *	35,251	436
Encompass Health Corp	12,763	1,355
Envista Holdings Corp *	18,246	396

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Exelixis Inc *	8,933	$391
Globus Medical Inc, Cl A *	10,120	884
Haemonetics Corp *	9,282	744
Halozyme Therapeutics Inc *	4,859	327
Harmony Biosciences Holdings Inc *	30,566	1,144
Inmode Ltd *	42,659	627
Innoviva Inc *	33,649	673
Integra LifeSciences Holdings Corp *	23,457	291
Jazz Pharmaceuticals PLC *	2,748	467
LivaNova PLC *	2,500	154
Molina Healthcare Inc *	19,121	3,318
Option Care Health Inc *	28,336	903
Organon & Co	14,356	103
Pacira BioSciences Inc *	34,141	884
Pediatrix Medical Group Inc *	58,699	1,256
Prestige Consumer Healthcare Inc, Cl A *	22,629	1,396
Progyny Inc *	91,402	2,347
Puma Biotechnology Inc *	27,707	165
QuidelOrtho Corp *	11,404	326
Rigel Pharmaceuticals Inc *	10,710	459
SIGA Technologies Inc	28,991	177
Tactile Systems Technology Inc *	13,809	400
Teladoc Health Inc *	88,160	617
Varex Imaging Corp *	35,202	410
		27,682
Industrials — 14.4%
ABM Industries Inc	2,588	110
ACCO Brands Corp	70,614	263
Alight Inc, Cl A	270,326	527
Allison Transmission Holdings Inc	2,371	232
Apogee Enterprises Inc	2,521	92
ArcBest Corp	2,926	217
ASGN Inc *	11,477	553
Astec Industries Inc	64,640	2,800
Atkore Inc	28,583	1,808
BlueLinx Holdings Inc *	4,744	291
Boise Cascade Co	8,172	601
BrightView Holdings Inc *	28,138	357
Brink's Co/The	1,450	169
CACI International Inc, Cl A *	2,527	1,346
Clean Harbors Inc *	4,663	1,093
Conduent Inc *	95,945	184
CoreCivic Inc *‡	8,885	170
Costamare Inc	28,257	446
Deluxe Corp	31,937	713
Enerpac Tool Group Corp, Cl A	14,276	546
EnerSys	1,978	290
Ennis Inc	4,575	82
Enpro Inc	6,565	1,406
Enviri Corp *	47,153	845
ExlService Holdings Inc *	17,848	757
Fluor Corp *	9,529	378
Franklin Covey Co *	7,233	121

SEI Institutional Managed Trust	49

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Value Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Gates Industrial Corp PLC *	71,565	$1,537
Greenbrier Cos Inc/The	21,354	998
Griffon Corp	2,121	156
Hexcel Corp, Cl A	11,549	854
Hudson Technologies Inc *	16,757	115
Huron Consulting Group Inc *	10,027	1,734
Hyster-Yale Inc	6,568	195
IBEX Holdings Ltd *	5,253	201
Interface Inc, Cl A	27,174	759
ITT Inc	6,391	1,109
Janus International Group Inc *	55,190	361
Kelly Services Inc, Cl A	22,959	202
Korn Ferry	12,280	811
Luxfer Holdings PLC	9,000	122
Lyft Inc, Cl A *	91,476	1,772
Manitowoc Co Inc/The *	21,490	258
ManpowerGroup Inc	951	28
Matson Inc	1,883	233
Maximus Inc	1,623	140
MillerKnoll Inc	43,586	797
Mueller Industries Inc	1,720	197
Northwest Pipe Co *	2,481	155
Oshkosh Corp	2,371	298
Pangaea Logistics Solutions Ltd	20,207	139
Pitney Bowes Inc	15,077	159
Primoris Services Corp	763	95
Quanex Building Products Corp	28,774	443
Regal Rexnord Corp	7,028	986
Resources Connection Inc	20,488	103
Rush Enterprises Inc, Cl A	2,426	131
Ryder System Inc	2,856	547
Safe Bulkers Inc	38,456	185
Science Applications International Corp	1,150	116
SkyWest Inc *	19,989	2,007
Standex International Corp	6,523	1,417
Sun Country Airlines Holdings Inc *	31,099	448
Terex Corp	26,889	1,435
Timken Co/The	2,054	173
Titan International Inc *	28,406	222
Tutor Perini Corp	21,851	1,464
V2X Inc *	10,690	583
Valmont Industries Inc	3,390	1,364
Wabash National Corp	26,096	226
WESCO International Inc	5,670	1,387
		43,059
Information Technology — 8.9%
Amkor Technology Inc	26,008	1,027
Avnet Inc	4,158	200
Belden Inc	7,093	827
Cirrus Logic Inc *	2,255	267
Cohu Inc *	35,384	823
Diebold Nixdorf Inc *	9,565	649
Diodes Inc *	8,574	423

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
DXC Technology Co *	6,228	$91
Harmonic Inc, Cl A *	97,176	961
Immersion Corp	19,931	136
Kimball Electronics Inc *	15,520	432
LiveRamp Holdings Inc *	11,799	347
Lumentum Holdings Inc *	4,703	1,733
Mitek Systems Inc *	29,077	307
NETGEAR Inc *	17,650	433
NetScout Systems Inc *	36,121	977
OneSpan Inc	18,500	238
Open Text Corp	63,734	2,076
Penguin Solutions Inc *	30,327	593
Photronics Inc *	133,057	4,258
Qorvo Inc *	2,150	182
RingCentral Inc, Cl A *	4,076	118
Rogers Corp *	8,183	749
Sanmina Corp *	17,330	2,601
ScanSource Inc *	16,381	640
Silicon Laboratories Inc *	7,385	965
Silicon Motion Technology Corp ADR	18,714	1,735
Sprinklr Inc, Cl A *	68,422	532
TD SYNNEX Corp	1,236	186
Teradata Corp *	4,675	142
Unisys Corp *	37,677	104
Viavi Solutions Inc *	94,752	1,688
Vontier Corp	3,360	125
Xerox Holdings Corp	72,157	171
		26,736
Materials — 6.1%
AdvanSix Inc	19,023	329
Axalta Coating Systems Ltd *	27,501	889
Cabot Corp	11,971	794
Caledonia Mining Corp PLC	10,514	275
Cleveland-Cliffs Inc *	239,178	3,176
Commercial Metals Co, Cl A	73,795	5,108
Glatfelter Corp *	379	6
Hudbay Minerals Inc	113,133	2,246
Ingevity Corp *	10,298	609
Innospec Inc	4,469	342
Kaiser Aluminum Corp	1,432	165
Koppers Holdings Inc	3,289	89
Mativ Holdings Inc	29,664	360
Minerals Technologies Inc	6,494	396
NewMarket Corp	290	199
O-I Glass Inc, Cl I *	42,174	623
Orion SA	34,779	184
Rayonier Advanced Materials Inc *	36,911	217
Silgan Holdings Inc	16,505	666
Sonoco Products Co	3,435	150
SunCoke Energy Inc	74,639	537
Sylvamo Corp	16,782	808
Tredegar Corp *	16,736	120

50	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Value Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Valhi Inc	1,055	$13
		18,301
Real Estate — 5.8%
Agree Realty Corp ‡	15,602	1,124
American Assets Trust Inc ‡	6,660	126
Apple Hospitality REIT Inc ‡	105,991	1,256
Brixmor Property Group Inc ‡	16,018	420
Chatham Lodging Trust ‡	35,470	242
COPT Defense Properties ‡	28,646	796
Cousins Properties Inc ‡	5,580	144
CTO Realty Growth Inc ‡	21,551	397
Cushman & Wakefield Ltd *	67,243	1,089
DiamondRock Hospitality Co ‡	154,815	1,387
Diversified Healthcare Trust ‡	88,029	427
EPR Properties, Cl A ‡	3,874	193
Farmland Partners Inc ‡	27,039	262
Forestar Group Inc *	8,604	212
Franklin Street Properties Corp ‡	32,727	31
Highwoods Properties Inc ‡	68,792	1,776
Kilroy Realty Corp ‡	4,005	150
Kite Realty Group Trust ‡	5,193	124
LXP Industrial Trust ‡	7,108	352
National Storage Affiliates Trust ‡	47,499	1,340
NET Lease Office Properties ‡	9,320	240
Newmark Group Inc, Cl A	104,910	1,819
Outfront Media ‡	5,905	142
Park Hotels & Resorts Inc ‡	36,188	379
Pebblebrook Hotel Trust ‡	71,417	808
Piedmont Office Realty Trust Inc, Cl A ‡	6,080	51
RLJ Lodging Trust ‡	104,171	776
Service Properties Trust ‡	6,934	13
SITE Centers Corp ‡	29,238	188
STAG Industrial Inc ‡	26,467	973

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Xenia Hotels & Resorts Inc ‡	14,045	$199
		17,436
Utilities — 2.2%
Black Hills Corp, Cl A	8,632	599
Genie Energy Ltd, Cl B	9,357	129
Hawaiian Electric Industries Inc *	103,325	1,271
IDACORP Inc, Cl A	9,971	1,262
National Fuel Gas Co	3,724	298
Otter Tail Corp	2,862	232
Portland General Electric Co	19,961	958
Southwest Gas Holdings Inc	12,449	996
Spire Inc	6,279	519
UGI Corp	8,868	332
		6,596

Total Common Stock
(Cost $225,711) ($ Thousands)		296,389

EXCHANGE-TRADED FUND — 0.1%

Equity — 0.1%
iShares Russell 2000 Value ETF	2,103	381

Total Exchange-Traded Fund
(Cost $301) ($ Thousands)		381

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	3,046,918	3,047
Total Cash Equivalent
(Cost $3,047) ($ Thousands)		3,047
Total Investments in Securities — 99.8%
(Cost $229,059) ($ Thousands)		$299,817

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	15	Mar-2026	$1,895	$1,873	$(22)

Percentages are based on Net Assets of $300,324 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

SEI Institutional Managed Trust	51

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,853	$12,725	$(13,531)	$—	$—	$3,047	$32	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

52	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Growth Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 99.0%

Communication Services — 1.3%
Cars.com Inc *	14,000	$171
EchoStar Corp, Cl A *	5,018	546
EverQuote Inc, Cl A *	7,051	190
Globalstar *	7,843	479
IMAX Corp *	12,727	470
Lumen Technologies Inc *	47,000	365
Madison Square Garden Entertainment Corp, Cl A *	3,939	212
MediaAlpha Inc, Cl A *	15,608	202
New York Times Co/The, Cl A	6,400	444
QuinStreet Inc *	9,587	138
Sphere Entertainment Co *	5,800	552
		3,769
Consumer Discretionary — 10.0%
Adtalem Global Education Inc *	27,502	2,846
American Eagle Outfitters Inc	19,854	524
Boot Barn Holdings Inc *	5,737	1,012
BorgWarner Inc	4,600	207
Brinker International Inc *	1,572	226
Buckle Inc/The	4,100	219
Burlington Stores Inc *	6,210	1,794
Cavco Industries Inc *	983	581
Cooper-Standard Holdings Inc *	13,600	446
Dillard's Inc, Cl A	710	430
Dorman Products Inc *	1,473	181
Figs Inc, Cl A *	96,960	1,101
Five Below Inc *	2,300	433
Garrett Motion Inc	56,221	980
Gentherm Inc *	5,046	184
GigaCloud Technology Inc, Cl A *	17,100	672
Group 1 Automotive Inc	295	116
Kohl's Corp	19,600	400
Kontoor Brands Inc	35,434	2,165
Laureate Education Inc, Cl A *	33,894	1,141
LCI Industries	8,850	1,074
Lindblad Expeditions Holdings Inc *	15,000	216
National Vision Holdings Inc *	18,498	478
Ollie's Bargain Outlet Holdings Inc *	12,381	1,357
Polaris Inc	2,700	171
Pool Corp	4,385	1,003
RealReal Inc/The *	35,000	552
Rush Street Interactive Inc *	11,346	220
Signet Jewelers Ltd	2,200	182
Solid Power Inc *	120,064	510
Sonic Automotive Inc, Cl A	2,532	157
Standard Motor Products Inc	20,659	761
Taylor Morrison Home Corp, Cl A *	19,210	1,131
Travel + Leisure Co	5,400	381
Urban Outfitters Inc *	45,756	3,444
Victoria's Secret & Co *	8,212	445
Visteon Corp	1,600	152
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Wayfair Inc, Cl A *	5,135	$516
		28,408
Consumer Staples — 2.2%
Central Garden & Pet Co, Cl A *	5,500	161
Chefs' Warehouse Inc/The *	2,649	165
Church & Dwight Co Inc	14,794	1,240
Herbalife Ltd *	46,975	605
Mission Produce Inc *	30,446	353
Turning Point Brands Inc	16,005	1,735
United Natural Foods Inc *	18,077	609
Vita Coco Co Inc/The *	7,500	398
Vital Farms Inc *	30,832	985
		6,251
Energy — 2.1%
Archrock Inc	18,374	478
Ardmore Shipping Corp	45,700	484
California Resources Corp	3,703	165
CVR Energy Inc *	7,500	191
DHT Holdings Inc	14,300	175
Dorian LPG Ltd	7,000	170
Excelerate Energy Inc, Cl A	5,717	160
Innovex International Inc *	23,214	508
Magnolia Oil & Gas Corp, Cl A	7,416	162
Natural Gas Services Group Inc	7,990	269
Par Pacific Holdings Inc *	21,352	750
Solaris Energy Infrastructure Inc, Cl A	24,996	1,149
Talos Energy Inc *	53,512	590
TETRA Technologies Inc *	61,000	572
		5,823
Financials — 15.2%
1st Source Corp	2,839	177
Acadian Asset Management Inc	19,856	933
Affiliated Managers Group Inc	1,650	476
Artisan Partners Asset Management Inc, Cl A	3,800	155
Atlanticus Holdings Corp *	2,200	147
Axos Financial Inc *	2,200	190
Banco Latinoamericano de Comercio Exterior SA, Cl E	11,532	514
Bancorp Inc/The *	8,698	587
Bank First Corp	1,450	177
Bank of NT Butterfield & Son Ltd/The	30,578	1,523
Byline Bancorp Inc	6,043	176
Camden National Corp	10,568	458
Central Pacific Financial Corp	6,849	213
CNO Financial Group Inc	63,510	2,697
Coastal Financial Corp/WA *	2,550	292
Community Trust Bancorp Inc	11,202	633
ConnectOne Bancorp Inc	24,920	653
Customers Bancorp Inc *	7,600	556
Dave Inc *	5,477	1,213
Encore Capital Group Inc *	11,636	632

SEI Institutional Managed Trust	53

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Growth Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Enova International Inc *	23,132	$3,636
EVERTEC Inc	4,624	134
EZCORP Inc, Cl A *	26,959	524
First Financial Bancorp	6,783	170
First Hawaiian Inc	7,500	190
FirstCash Holdings Inc	13,934	2,221
Green Dot Corp, Cl A *	15,651	200
Hanmi Financial Corp	7,051	191
HCI Group Inc	1,334	256
Heritage Insurance Holdings Inc *	13,147	385
Horace Mann Educators Corp, Cl A	4,100	189
Invesco Ltd	17,500	460
Jackson Financial Inc, Cl A	1,956	209
Kinsale Capital Group Inc	3,451	1,350
Lemonade Inc *	21,343	1,519
Lincoln National Corp	4,700	209
MarketAxess Holdings Inc	2,952	535
Marqeta Inc, Cl A *	300,510	1,427
Mercury General Corp	4,050	381
MGIC Investment Corp	2,000	58
NBT Bancorp Inc	21,788	905
Nicolet Bankshares Inc	11,643	1,412
Old National Bancorp/IN, Cl A	103,009	2,298
OppFi Inc	14,201	149
Palomar Holdings Inc, Cl A *	4,079	550
Paysign Inc *	27,500	142
PennyMac Financial Services Inc	3,260	430
Peoples Bancorp Inc/OH	6,500	195
Preferred Bank/Los Angeles CA	2,000	189
PROG Holdings Inc	14,500	428
QCR Holdings Inc	2,450	204
Ryan Specialty Holdings Inc, Cl A	26,198	1,353
Skyward Specialty Insurance Group Inc *	2,892	148
Southern Missouri Bancorp Inc	6,797	402
Stifel Financial Corp	3,650	457
Tompkins Financial Corp	8,982	651
UMB Financial Corp	28,711	3,303
United Bankshares Inc/WV	4,970	191
United Community Banks Inc/GA	5,800	181
Unity Bancorp Inc	5,248	271
Universal Insurance Holdings Inc	11,881	402
Univest Financial Corp	20,255	663
USCB Financial Holdings Inc	8,520	157
Valley National Bancorp	17,500	204
Virtu Financial Inc, Cl A	4,766	159
WisdomTree Inc	91,518	1,116
		43,206
Health Care — 21.8%
Adaptive Biotechnologies Corp *	84,520	1,373
Addus HomeCare Corp *	4,739	509
Alignment Healthcare Inc *	107,284	2,119
Alphatec Holdings Inc *	18,500	389
Amneal Pharmaceuticals Inc *	179,257	2,259
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
ANI Pharmaceuticals Inc *	16,333	$1,289
Arcutis Biotherapeutics Inc *	26,172	760
Artivion Inc *	6,800	310
Aurinia Pharmaceuticals Inc *	12,139	194
Aveanna Healthcare Holdings Inc *	72,781	595
Axogen Inc *	35,654	1,167
Bio-Techne Corp	17,265	1,015
Bridgebio Pharma Inc *	74,040	5,663
BrightSpring Health Services Inc *	15,887	595
Brookdale Senior Living Inc, Cl A *	48,000	518
CareDx Inc *	12,000	226
Castle Biosciences Inc *	11,409	444
Catalyst Pharmaceuticals Inc *	8,800	205
Celcuity *	4,115	410
Certara Inc *	69,792	615
Cogent Biosciences Inc *	11,494	408
Collegium Pharmaceutical Inc *	4,685	217
Corcept Therapeutics Inc *	20,008	696
CorMedix Inc *	17,000	198
Dianthus Therapeutics Inc *	7,401	305
Disc Medicine Inc, Cl A *	1,666	132
Edgewise Therapeutics Inc *	5,839	145
Elanco Animal Health Inc *	16,800	380
Ensign Group Inc/The	1,113	194
GeneDx Holdings Corp, Cl A *	5,844	760
Globus Medical Inc, Cl A *	17,372	1,517
GRAIL Inc *	2,600	223
Guardant Health Inc *	12,515	1,278
Guardian Pharmacy Services Inc, Cl A *	6,386	192
Halozyme Therapeutics Inc *	32,976	2,219
HealthEquity Inc *	10,283	942
Indivior PLC *	28,635	1,027
Innoviva Inc *	41,334	826
Insmed Inc *	1,510	263
Intellia Therapeutics Inc *	56,307	506
Ionis Pharmaceuticals Inc *	4,783	378
iRadimed Corp	4,700	457
iRhythm Technologies Inc *	3,305	586
Jazz Pharmaceuticals PLC *	2,200	374
Kiniksa Pharmaceuticals International Plc, Cl A *	8,500	351
Krystal Biotech Inc *	2,150	530
Kymera Therapeutics *	4,789	373
LeMaitre Vascular Inc	13,905	1,128
Ligand Pharmaceuticals Inc *	2,753	521
Madrigal Pharmaceuticals Inc *	1,690	984
Merit Medical Systems Inc *	7,749	683
Mineralys Therapeutics Inc *	8,422	306
Mirum Pharmaceuticals Inc *	4,180	330
Monte Rosa Therapeutics Inc *	16,811	264
Niagen Bioscience Inc *	41,229	262
Novocure Ltd *	7,900	102
Nutex Health Inc *	1,100	181

54	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Growth Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Nuvation Bio Inc *	137,434	$1,231
Omnicell Inc *	5,530	251
Option Care Health Inc *	7,568	241
Pediatrix Medical Group Inc *	27,031	578
Pennant Group Inc/The *	20,543	578
Phibro Animal Health Corp, Cl A	25,704	960
Praxis Precision Medicines *	1,820	536
Precigen Inc *	34,842	146
Progyny Inc *	7,019	180
Protagonist Therapeutics Inc *	6,726	587
PTC Therapeutics Inc *	15,140	1,150
Rapport Therapeutics Inc *	7,614	231
Repligen Corp *	10,998	1,802
Revolution Medicines *	5,450	434
Rhythm Pharmaceuticals Inc *	5,100	546
Rigel Pharmaceuticals Inc *	5,321	228
Soleno Therapeutics Inc *	15,654	725
Stoke Therapeutics Inc *	10,200	324
Structure Therapeutics ADR *	3,318	231
Supernus Pharmaceuticals Inc *	30,987	1,540
Syndax Pharmaceuticals Inc *	29,392	618
Tactile Systems Technology Inc *	17,867	518
Tarsus Pharmaceuticals Inc *	23,590	1,932
Taysha Gene Therapies Inc *	74,000	407
Teladoc Health Inc *	23,259	163
Teleflex Inc	1,550	189
Terns Pharmaceuticals *	9,447	382
Travere Therapeutics Inc *	9,491	363
Trevi Therapeutics Inc *	36,065	452
UFP Technologies Inc *	1,974	438
UroGen Pharma Ltd *	14,000	328
Veracyte Inc *	11,876	500
Viridian Therapeutics Inc *	41,898	1,304
WaVe Life Sciences Ltd *	21,411	364
Waystar Holding Corp *	4,107	135
Xeris Biopharma Holdings Inc *	27,807	218
		61,703
Industrials — 22.3%
AAON Inc	20,155	1,537
Advanced Drainage Systems Inc	11,898	1,723
American Superconductor Corp *	6,889	198
Amprius Technologies *	14,338	113
Arcosa Inc	1,876	199
Argan Inc	8,204	2,571
Armstrong World Industries Inc	921	176
Astec Industries Inc	4,200	182
Astronics Corp *	10,845	588
Atmus Filtration Technologies Inc	34,390	1,785
Axon Enterprise Inc *	2,974	1,689
Bloom Energy Corp, Cl A *	14,437	1,254
BWX Technologies Inc	1,877	324
CACI International Inc, Cl A *	490	261
CECO Environmental Corp *	7,600	455
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Cimpress PLC *	3,000	$200
Construction Partners Inc, Cl A *	9,623	1,045
Copart Inc *	29,108	1,140
Costamare Inc	36,743	580
DNOW Inc *	19,800	262
Dycom Industries Inc *	7,663	2,589
EnerSys	4,646	682
Eos Energy Enterprises *	10,233	117
ESCO Technologies Inc	1,131	221
Everus Construction Group Inc *	2,018	173
ExlService Holdings Inc *	125,076	5,308
Exponent Inc	24,228	1,683
Federal Signal Corp	22,468	2,440
Flowserve Corp	4,900	340
GATX Corp	1,243	211
Graham Corp, Cl A *	10,670	685
Great Lakes Dredge & Dock Corp *	15,500	203
Hayward Holdings Inc *	10,758	166
Healthcare Services Group Inc *	19,500	373
Huntington Ingalls Industries Inc, Cl A	1,420	483
Huron Consulting Group Inc *	1,094	189
IBEX Holdings Ltd *	6,552	250
IES Holdings Inc *	1,460	568
Interface Inc, Cl A	46,422	1,296
KARMAN HOLDINGS INC *	3,098	227
Kennametal Inc	6,800	193
Kratos Defense & Security Solutions Inc *	7,024	533
Lindsay Corp	1,550	183
Modine Manufacturing Co *	11,491	1,534
MYR Group Inc *	869	190
Nextpower Inc, Cl A *	25,617	2,232
NPK International Inc, Cl A *	15,500	185
OPENLANE Inc *	21,700	646
Planet Labs PBC *	23,389	461
Power Solutions International Inc *	5,169	295
Preformed Line Products Co	1,980	409
Primoris Services Corp	27,408	3,402
Proto Labs Inc *	3,731	189
RBC Bearings Inc *	6,368	2,856
Rollins Inc	35,937	2,157
SPX Technologies Inc *	4,801	961
Sterling Infrastructure Inc *	7,225	2,213
Terex Corp	28,685	1,531
Thermon Group Holdings Inc *	5,966	222
Titan Machinery Inc *	1,905	29
Tutor Perini Corp	15,706	1,053
V2X Inc *	3,300	180
Vicor Corp *	6,400	701
VSE Corp	1,739	300
Watsco Inc	2,962	998
Watts Water Technologies Inc, Cl A	3,825	1,056
WESCO International Inc	1,320	323
Willdan Group Inc *	11,369	1,179

SEI Institutional Managed Trust	55

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Growth Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Worthington Enterprises Inc	24,011	$1,238
Xometry Inc, Cl A *	8,200	488
Zurn Elkay Water Solutions	18,358	853
		63,276
Information Technology — 18.2%
ACI Worldwide Inc *	26,790	1,281
ACM Research Inc, Cl A *	7,749	306
Advanced Energy Industries Inc	5,145	1,077
Agilysys Inc *	1,350	160
Alarm.com Holdings Inc *	3,300	168
Ambarella Inc *	2,200	156
Amkor Technology Inc	12,900	509
Arteris Inc *	25,875	401
Axcelis Technologies Inc *	2,350	189
Bel Fuse Inc, Cl B	4,400	746
Blackbaud Inc, Cl A *	2,991	189
Braze Inc, Cl A *	10,937	375
Calix Inc *	20,933	1,108
Clear Secure Inc, Cl A	63,439	2,226
Clearwater Analytics Holdings Inc, Cl A *	4,184	101
CommScope Holding Co Inc *	23,424	425
CompoSecure, Cl A *	20,940	404
Credo Technology Group Holding Ltd *	27,016	3,887
Daktronics Inc *	9,155	181
Descartes Systems Group Inc/The *	14,400	1,262
Diebold Nixdorf Inc *	7,983	542
Digi International Inc *	5,050	219
EPAM Systems Inc *	4,594	941
Fabrinet *	3,338	1,520
Fair Isaac Corp *	801	1,354
Five9 Inc *	6,500	130
FormFactor Inc *	9,293	518
Freshworks Inc, Cl A *	11,000	135
HubSpot Inc *	1,971	791
Intapp Inc *	8,281	379
InterDigital Inc	2,266	722
IonQ Inc *	2,614	117
JFrog Ltd *	7,509	469
Keysight Technologies Inc *	11,993	2,437
Kimball Electronics Inc *	6,410	178
Kulicke & Soffa Industries Inc	3,993	182
Life360 Inc *	3,103	199
LiveRamp Holdings Inc *	14,193	417
Lumentum Holdings Inc *	1,593	587
MACOM Technology Solutions Holdings Inc *	2,320	397
Mirion Technologies Inc, Cl A *	19,088	447
MKS Inc	2,350	376
Monolithic Power Systems Inc	2,109	1,912
NetScout Systems Inc *	6,743	183
nLight Inc *	16,000	600
Novanta Inc *	8,444	1,005
Onto Innovation Inc *	5,671	895
OSI Systems Inc *	2,110	538
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Pagaya Technologies Ltd, Cl A *	4,353	$91
Porch Group Inc *	18,214	166
Q2 Holdings Inc *	17,926	1,294
Rambus Inc *	8,615	792
Sandisk Corp *	1,686	400
Sanmina Corp *	12,671	1,902
SiTime Corp *	7,453	2,632
Sprinklr Inc, Cl A *	24,000	187
Terawulf Inc *	20,986	241
TTM Technologies Inc *	63,088	4,353
Tyler Technologies Inc *	4,079	1,852
Vertex Inc, Cl A *	43,215	863
Viasat Inc *	17,941	618
Viavi Solutions Inc *	164,551	2,932
		51,664
Materials — 3.4%
Balchem Corp	12,193	1,870
Century Aluminum Co *	8,355	327
Coeur Mining Inc *	26,403	471
Commercial Metals Co, Cl A	3,300	228
Constellium SE, Cl A *	10,000	188
Hecla Mining Co	32,000	614
Idaho Strategic Resources Inc *	6,400	258
Kaiser Aluminum Corp	2,400	276
Materion Corp	1,700	211
O-I Glass Inc, Cl I *	61,312	905
Perpetua Resources Corp *	14,573	353
Sensient Technologies Corp	12,609	1,185
SSR Mining Inc *	100,084	2,194
TriMas Corp	5,733	203
Warrior Met Coal Inc	4,400	388
		9,671
Real Estate — 1.9%
American Healthcare REIT Inc ‡	9,952	468
CareTrust REIT Inc ‡	6,431	233
Compass Inc, Cl A *	22,000	233
COPT Defense Properties ‡	6,222	173
CoStar Group Inc *	20,721	1,393
DiamondRock Hospitality Co ‡	21,708	195
National Health Investors Inc ‡	2,500	191
Newmark Group Inc, Cl A	87,975	1,525
Postal Realty Trust Inc, Cl A ‡	15,210	245
Real Brokerage Inc/The *	28,649	105
Sabra Health Care REIT Inc ‡	10,593	201
Tanger Inc ‡	5,548	185
Veris Residential Inc ‡	10,241	152
		5,299
Utilities — 0.6%
H2O America	4,037	198
Hallador Energy Co *	16,886	322
MGE Energy Inc	2,250	176
ONE Gas Inc	2,450	189

56	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Small Cap Growth Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Ormat Technologies Inc	4,302	$475
Otter Tail Corp	2,254	182
Spire Inc	2,400	199
		1,741
Total Common Stock
(Cost $231,209) ($ Thousands)		280,811

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	2,761,513	2,762
Total Cash Equivalent
(Cost $2,762) ($ Thousands)		2,762
Total Investments in Securities — 100.0%
(Cost $233,971) ($ Thousands)		$283,573

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	13	Mar-2026	$1,642	$1,624	$(18)

Percentages are based on Net Assets of $283,511 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,599	$13,035	$(12,872)	$—	$—	$2,762	$29	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	57

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Small/Mid Cap Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 98.7%
Communication Services — 1.8%
Angi Inc, Cl A *	72,820	$942
ATN International Inc	14,841	338
Bandwidth Inc, Cl A *	18,423	285
Bumble Inc, Cl A *	145,597	520
Cable One Inc	5,613	633
Electronic Arts Inc	2,290	468
Entravision Communications Corp, Cl A	122,079	358
Eventbrite Inc, Cl A *	60,926	271
EverQuote Inc, Cl A *	8,164	220
Gray Media Inc	148,659	719
IAC Inc *	3,105	121
Match Group Inc	1,449	47
Millicom International Cellular SA	10,511	583
Nexstar Media Group Inc, Cl A	8,120	1,649
Nexxen International Ltd *	55,228	361
Omnicom Group Inc	8,515	688
Scholastic Corp, Cl B	11,468	340
Spok Holdings Inc	4,429	58
Take-Two Interactive Software Inc, Cl A *	206	53
Telephone and Data Systems Inc	29,477	1,208
TKO Group Holdings Inc, Cl A	4,468	934
Yelp Inc, Cl A *	12,630	384
Ziff Davis Inc *	25,370	892
		12,072
Consumer Discretionary — 11.3%
Abercrombie & Fitch Co, Cl A *	54,503	6,860
Adient PLC *	72,618	1,392
Adtalem Global Education Inc *	10,912	1,129
American Axle & Manufacturing Holdings Inc *	30,121	193
American Eagle Outfitters Inc	193,435	5,101
American Public Education Inc *	13,996	529
Asbury Automotive Group Inc *	3,907	909
AutoNation Inc *	1,730	357
Bloomin' Brands Inc	249,495	1,539
BorgWarner Inc	28,692	1,293
Bright Horizons Family Solutions Inc *	1,538	156
Brinker International Inc *	32,251	4,629
Burlington Stores Inc *	12,800	3,697
Carter's Inc	28,516	925
Cooper-Standard Holdings Inc *	27,226	894
Coursera Inc *	47,715	351
Cricut Inc, Cl A	34,092	169
Dana Inc	9,128	217
Dave & Buster's Entertainment Inc *	30,440	493
Deckers Outdoor Corp *	5,964	618
Dorman Products Inc *	3,719	458
Duolingo Inc, Cl A *	735	129
Etsy Inc *	6,503	361
Figs Inc, Cl A *	44,260	503
Garrett Motion Inc	23,615	412
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Genesco Inc *	22,970	$569
GigaCloud Technology Inc, Cl A *	19,445	764
G-III Apparel Group Ltd	15,881	460
Goodyear Tire & Rubber Co/The *	134,974	1,182
Group 1 Automotive Inc	4,472	1,759
Hamilton Beach Brands Holding Co, Cl A	10,893	179
Haverty Furniture Cos Inc	17,831	417
Holley Inc *	266,668	1,101
JAKKS Pacific Inc	752	13
Kohl's Corp	12,979	265
Kontoor Brands Inc	13,458	822
LCI Industries	4,762	578
Lear Corp	14,502	1,662
Leggett & Platt Inc	106,410	1,171
Lithia Motors Inc, Cl A	1,783	593
LKQ Corp	14,707	444
Lululemon Athletica Inc *	7,896	1,641
Motorcar Parts of America *	13,841	171
Murphy USA Inc	4,244	1,713
National Vision Holdings Inc *	12,893	333
Ollie's Bargain Outlet Holdings Inc *	25,447	2,789
OneSpaWorld Holdings Ltd	8,928	185
Perdoceo Education Corp	25,338	743
Phinia Inc	1,758	110
Pool Corp	13,752	3,146
Rocky Brands Inc	14,600	428
Signet Jewelers Ltd	16,047	1,330
Solid Power Inc *	131,578	559
Sonos Inc *	11,689	205
Standard Motor Products Inc	15,126	557
Strattec Security Corp *	2,863	218
Stride Inc *	23,565	1,530
Sturm Ruger & Co Inc	7,455	243
Super Group SGHC Ltd	147,047	1,757
Superior Group of Cos Inc	28,158	273
Taylor Morrison Home Corp, Cl A *	57,932	3,410
Tri Pointe Homes Inc *	25,678	808
Universal Technical Institute Inc *	21,404	559
Urban Outfitters Inc *	56,617	4,261
Vail Resorts Inc	7,682	1,020
Visteon Corp	12,649	1,203
Whirlpool Corp	25,621	1,848
Williams-Sonoma Inc	3,405	608
Winmark Corp	1,329	538
		77,479
Consumer Staples — 3.7%
BJ's Wholesale Club Holdings Inc *	8,074	727
Cal-Maine Foods Inc	15,659	1,246
Casey's General Stores Inc	3,155	1,744
Central Garden & Pet Co, Cl A *	19,370	565
Church & Dwight Co Inc	1,972	165
Coca-Cola Consolidated Inc	10,090	1,547
Darling Ingredients Inc *	15,137	545

58	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Fresh Del Monte Produce Inc	22,329	$796
Herbalife Ltd *	51,890	669
Ingles Markets Inc, Cl A	7,550	517
Ingredion Inc	10,592	1,168
J & J Snack Foods Corp	7,030	635
John B Sanfilippo & Son Inc	5,357	378
Kroger Co/The	6,156	385
Nature's Sunshine Products Inc *	46,128	995
Nu Skin Enterprises Inc, Cl A	125,517	1,207
Oil-Dri Corp of America	5,000	245
Performance Food Group Co *	3,318	298
Pilgrim's Pride Corp	54,228	2,114
PriceSmart Inc	7,532	924
Seneca Foods Corp, Cl A *	315	35
Spectrum Brands Holdings Inc	11,105	656
Target Corp, Cl A	27,333	2,672
Turning Point Brands Inc	4,194	455
United Natural Foods Inc *	7,501	253
Universal Corp/VA	18,077	954
US Foods Holding Corp *	10,313	777
USANA Health Sciences Inc *	14,731	289
Village Super Market Inc, Cl A	16,517	585
Vital Farms Inc *	17,545	560
Weis Markets Inc	25,532	1,636
		25,742
Energy — 3.5%
Archrock Inc	16,343	425
California Resources Corp	5,685	254
CNX Resources Corp *	42,226	1,553
Coterra Energy Inc	5,062	133
Delek US Holdings Inc	114,175	3,386
DHT Holdings Inc	83,305	1,017
Diamondback Energy Inc, Cl A	9,885	1,486
DT Midstream Inc	11,225	1,343
Exxon Mobil Corp	5,528	665
Forum Energy Technologies Inc *	9,965	368
Golar LNG Ltd	5,175	193
Gulfport Energy Corp *	4,184	870
Helmerich & Payne Inc	43,201	1,239
International Seaways Inc	20,216	982
Marathon Petroleum Corp	7,296	1,187
Natural Gas Services Group Inc	11,628	391
Oil States International Inc *	261,508	1,770
Par Pacific Holdings Inc *	16,071	565
Range Resources Corp	22,595	797
Ranger Energy Services Inc, Cl A	37,667	527
Scorpio Tankers Inc	13,461	684
TechnipFMC PLC	14,605	651
Teekay Corp Ltd	107,083	967
Teekay Tankers Ltd, Cl A	19,615	1,048
Viper Energy Inc, Cl A	24,528	948

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Whitecap Resources	105,608	$885
		24,334
Financials — 20.4%
1st Source Corp	7,047	440
Acadian Asset Management Inc	9,298	437
Affiliated Managers Group Inc	3,650	1,052
Allstate Corp/The	990	206
American Financial Group Inc/OH	5,861	801
Ameriprise Financial Inc	92	45
Arch Capital Group Ltd *	10,008	960
Banc of California Inc	23,591	455
Banco Latinoamericano de Comercio Exterior SA, Cl E	49,383	2,202
Bancorp Inc/The *	4,263	288
Bank of NT Butterfield & Son Ltd/The	24,567	1,224
Bank OZK	25,660	1,181
BankUnited Inc	9,768	435
Bar Harbor Bankshares	7,400	230
BCB Bancorp Inc	25,923	209
Bread Financial Holdings Inc	28,428	2,104
Camden National Corp	8,218	356
Capital City Bank Group Inc	9,652	411
Carter Bankshares Inc *	12,657	249
Central Pacific Financial Corp	24,027	749
City Holding Co	1,207	144
Civista Bancshares Inc	27,268	606
CNB Financial Corp/PA	49,857	1,305
CNO Financial Group Inc	140,259	5,957
Columbia Banking System Inc	268,368	7,501
Comerica Inc	11,232	976
Community Trust Bancorp Inc	21,646	1,223
Credit Acceptance Corp, Cl A *	647	287
Customers Bancorp Inc *	12,467	912
Dave Inc *	6,427	1,423
Diamond Hill Investment Group Inc	2,001	339
Donegal Group Inc, Cl A	10,385	207
Eagle Bancorp Inc	21,162	453
Eastern Bankshares Inc	10,477	193
Employers Holdings Inc	17,888	772
Enact Holdings Inc	7,491	297
Encore Capital Group Inc *	4,734	257
Enova International Inc *	9,200	1,446
Essent Group Ltd	12,397	806
Euronet Worldwide Inc *	9,825	748
Everest Group Ltd	6,060	2,056
EVERTEC Inc	3,220	94
Financial Institutions Inc	80,765	2,517
First American Financial Corp	3,200	197
First Citizens BancShares Inc/NC, Cl A	599	1,286
First Commonwealth Financial Corp	211,820	3,571
First Community Bankshares Inc	47,999	1,619
First Interstate BancSystem Inc, Cl A	51,000	1,765
First Merchants Corp	43,616	1,635

SEI Institutional Managed Trust	59

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
First Western Financial Inc *	8,382	$225
FirstCash Holdings Inc	15,912	2,536
Flagstar Bank NA	98,306	1,238
FNB Corp/PA	469,807	8,034
GCM Grosvenor Inc, Cl A	41,527	470
Genworth Financial Inc, Cl A *	191,151	1,726
Global Payments Inc	1,009	78
Great Southern Bancorp Inc	12,053	742
Green Dot Corp, Cl A *	82,508	1,057
Hamilton Lane Inc, Cl A	3,817	513
Hanmi Financial Corp	19,000	514
Hanover Insurance Group Inc/The, Cl A	11,282	2,062
Heritage Insurance Holdings Inc *	1,664	49
HomeTrust Bancshares Inc	4,975	214
Horace Mann Educators Corp, Cl A	22,822	1,054
Independent Bank Corp	12,857	418
Jackson Financial Inc, Cl A	113,230	12,076
James River Group Holdings Inc	75,733	482
Janus Henderson Group PLC	8,824	420
KeyCorp	34,821	719
Kinsale Capital Group Inc	7,080	2,769
Lemonade Inc *	9,751	694
Lincoln National Corp	167,068	7,439
MarketAxess Holdings Inc	5,140	932
Marqeta Inc, Cl A *	243,297	1,156
Merchants Bancorp/IN	7,760	264
MGIC Investment Corp	7,962	233
MidWestOne Financial Group Inc	30,180	1,162
NMI Holdings Inc, Cl A *	16,031	654
OFG Bancorp	5,041	207
Old National Bancorp/IN, Cl A	286,050	6,382
Oscar Health Inc, Cl A *	13,908	200
Pagseguro Digital Ltd, Cl A	82,568	796
Palomar Holdings Inc, Cl A *	2,542	342
Paymentus Holdings Inc, Cl A *	23,459	741
PCB Bancorp	11,293	244
Piper Sandler Cos	2,415	820
PJT Partners Inc, Cl A	9,986	1,670
Popular Inc	11,261	1,402
Preferred Bank/Los Angeles CA	13,055	1,233
PROG Holdings Inc	28,826	850
Reinsurance Group of America Inc, Cl A	7,938	1,615
RenaissanceRe Holdings Ltd	4,308	1,211
Repay Holdings Corp, Cl A *	30,937	113
Republic Bancorp Inc/KY, Cl A	17,019	1,174
Rocket Cos Inc, Cl A	23,222	450
Ryan Specialty Holdings Inc, Cl A	44,653	2,305
Selective Insurance Group Inc	19,688	1,647
Sierra Bancorp	17,491	572
Silvercrest Asset Management Group Inc, Cl A	6,000	91
SmartFinancial Inc	6,754	250
Starwood Property Trust Inc ‡	30,266	545
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
StoneX Group Inc *	6,826	$649
Tompkins Financial Corp	10,960	795
UMB Financial Corp	13,277	1,527
United Fire Group Inc	5,332	194
Unity Bancorp Inc	8,776	454
Universal Insurance Holdings Inc	24,324	822
Westamerica BanCorp	5,759	275
XP Inc, Cl A	6,641	109
Zions Bancorp NA	97,892	5,731
		139,972
Health Care — 14.4%
AdaptHealth Corp, Cl A *	47,036	468
Adaptive Biotechnologies Corp *	78,060	1,268
ADMA Biologics Inc *	20,946	382
Alignment Healthcare Inc *	95,118	1,879
Alkermes PLC *	77,916	2,180
AMN Healthcare Services Inc *	12,554	198
Amneal Pharmaceuticals Inc *	35,804	451
AngioDynamics Inc *	43,207	555
ANI Pharmaceuticals Inc *	12,750	1,006
Arcutis Biotherapeutics Inc *	17,102	497
Arrowhead Pharmaceuticals Inc *	8,405	558
Ascendis Pharma A/S ADR *	886	189
Avanos Medical Inc *	103,262	1,160
Aveanna Healthcare Holdings Inc *	80,515	658
Axogen Inc *	16,821	551
BioCryst Pharmaceuticals Inc *	25,253	197
Bio-Techne Corp	19,597	1,152
Bioventus Inc, Cl A *	82,873	617
Bridgebio Pharma Inc *	59,800	4,574
Catalyst Pharmaceuticals Inc *	32,000	747
Cencora Inc, Cl A	1,787	604
Centene Corp *	105,734	4,351
Certara Inc *	109,725	967
Charles River Laboratories International Inc *	7,525	1,501
Chemed Corp	4,729	2,023
Claritev, Cl A *	12,907	552
Collegium Pharmaceutical Inc *	72,776	3,369
Concentra Group Holdings Parent Inc	13,796	271
Corcept Therapeutics Inc *	14,853	517
CorVel Corp *	9,396	636
Crinetics Pharmaceuticals Inc *	3,206	149
Cross Country Healthcare Inc *	52,375	424
Doximity Inc, Cl A *	13,187	584
Emergent BioSolutions Inc *	27,088	335
Encompass Health Corp	19,928	2,115
Enovis Corp *	3,730	99
Ensign Group Inc/The	4,885	851
Establishment Labs Holdings Inc *	4,961	362
Eton Pharmaceuticals Inc *	14,205	240
GeneDx Holdings Corp, Cl A *	4,971	646
Globus Medical Inc, Cl A *	25,245	2,204

60	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Guardant Health Inc *	8,135	$831
Haemonetics Corp *	5,538	444
Halozyme Therapeutics Inc *	14,217	957
Harmony Biosciences Holdings Inc *	15,165	567
HealthEquity Inc *	23,605	2,162
HealthStream Inc	38,270	883
Hims & Hers Health Inc *	10,192	331
ICON PLC *	5,210	949
ICU Medical Inc *	5,669	809
IDEXX Laboratories Inc *	458	310
Incyte Corp *	3,300	326
Inmode Ltd *	110,473	1,623
Innoviva Inc *	9,616	192
Insmed Inc *	556	97
Intellia Therapeutics Inc *	23,530	212
iRadimed Corp	5,415	527
iRhythm Technologies Inc *	2,419	429
Ironwood Pharmaceuticals Inc, Cl A *	142,459	480
Jazz Pharmaceuticals PLC *	7,203	1,224
Kiniksa Pharmaceuticals International Plc, Cl A *	31,021	1,280
KORU Medical Systems Inc *	176,784	1,027
LeMaitre Vascular Inc	13,152	1,067
Ligand Pharmaceuticals Inc *	7,082	1,339
Lyell Immunopharma Inc *	21,220	653
Madrigal Pharmaceuticals Inc *	733	427
Masimo Corp *	3,863	502
Medpace Holdings Inc *	3,926	2,205
Merit Medical Systems Inc *	2,855	252
Mettler-Toledo International Inc *	411	573
Molina Healthcare Inc *	20,076	3,484
Monte Rosa Therapeutics Inc *	48,077	754
National HealthCare Corp	4,888	670
Neurocrine Biosciences Inc *	6,973	989
Niagen Bioscience Inc *	51,935	330
Nuvation Bio Inc *	93,896	841
Omeros Corp *	37,141	638
OmniAB Inc *	11,714	—
Pacira BioSciences Inc *	35,375	915
Pediatrix Medical Group Inc *	118,627	2,537
Pennant Group Inc/The *	38,519	1,084
Penumbra Inc *	1,427	444
Phibro Animal Health Corp, Cl A	63,963	2,390
Progyny Inc *	147,285	3,782
PTC Therapeutics Inc *	12,404	942
Relay Therapeutics Inc *	129,668	1,097
Repligen Corp *	22,833	3,741
Revvity Inc	12,707	1,229
Rigel Pharmaceuticals Inc *	27,006	1,157
SIGA Technologies Inc	11,088	68
Supernus Pharmaceuticals Inc *	8,694	432
Tactile Systems Technology Inc *	28,334	822
Tarsus Pharmaceuticals Inc *	2,954	242
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Teladoc Health Inc *	55,984	$392
Teleflex Inc	3,980	486
Tenet Healthcare Corp *	367	73
Theravance Biopharma Inc *	30,242	566
Travere Therapeutics Inc *	5,484	210
UFP Technologies Inc *	2,783	618
United Therapeutics Corp *	2,841	1,384
Vanda Pharmaceuticals Inc *	22,178	196
Varex Imaging Corp *	28,226	329
WaVe Life Sciences Ltd *	14,673	249
Xeris Biopharma Holdings Inc *	81,829	642
Zevra Therapeutics Inc *	40,250	361
		98,859
Industrials — 18.9%
A O Smith Corp	4,400	294
AAON Inc	48,061	3,665
ACCO Brands Corp	136,813	510
Acuity Inc	2,320	835
Advanced Drainage Systems Inc	24,100	3,490
AECOM	13,579	1,294
AeroVironment Inc *	684	165
AerSale Corp *	37,994	270
Alight Inc, Cl A	260,339	508
American Superconductor Corp *	24,842	715
Applied Industrial Technologies Inc, Cl A	8,919	2,290
Argan Inc	2,862	897
Astec Industries Inc	126,846	5,495
Atkore Inc	23,193	1,467
Axon Enterprise Inc *	8,079	4,588
Barrett Business Services Inc	8,704	315
Bloom Energy Corp, Cl A *	7,960	692
Boise Cascade Co	4,228	311
Brink's Co/The	1,514	177
Broadridge Financial Solutions Inc	1,700	379
Builders FirstSource Inc *	592	61
BWX Technologies Inc	11,200	1,936
CACI International Inc, Cl A *	1,073	572
Carpenter Technology Corp	2,253	709
Casella Waste Systems Inc, Cl A *	5,000	490
CBIZ Inc *	2,449	124
CECO Environmental Corp *	4,606	276
Cintas Corp	3,914	736
Clean Harbors Inc *	7,022	1,647
Construction Partners Inc, Cl A *	10,571	1,147
Copart Inc *	26,820	1,050
CRA International Inc	3,432	689
CSG Systems International Inc	16,685	1,280
CSW Industrials Inc	1,824	535
Curtiss-Wright Corp	4,583	2,526
Deluxe Corp	12,225	273
DNOW Inc *	13,594	180
Donaldson Co Inc, Cl A	7,015	622
Ducommun Inc *	8,335	793

SEI Institutional Managed Trust	61

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Dycom Industries Inc *	5,336	$1,803
EMCOR Group Inc	6,605	4,041
EnerSys	4,648	682
Esab Corp	9,486	1,060
ExlService Holdings Inc *	173,942	7,382
Exponent Inc	24,310	1,689
Federal Signal Corp	16,484	1,790
Fluor Corp *	6,654	264
Franklin Covey Co *	15,123	254
FTI Consulting Inc *	6,375	1,089
Genpact Ltd	12,264	574
Gorman-Rupp Co/The	13,217	631
Graham Corp, Cl A *	4,517	290
GXO Logistics Inc *	18,425	970
Hub Group Inc, Cl A	4,655	198
Hudson Technologies Inc *	26,350	180
Huron Consulting Group Inc *	1,476	255
Hyster-Yale Inc	2,958	88
IBEX Holdings Ltd *	13,832	528
IDEX Corp	4,000	712
Interface Inc, Cl A	18,117	506
Kadant Inc	686	196
L3Harris Technologies Inc	2,036	598
LSI Industries Inc	2,442	45
Luxfer Holdings PLC ADR	23,229	314
Lyft Inc, Cl A *	154,790	2,998
Manitowoc Co Inc/The *	77,468	929
Matrix Service Co *	19,184	224
Miller Industries Inc/TN	23,991	897
Modine Manufacturing Co *	17,088	2,281
Montrose Environmental Group Inc *	15,492	385
Moog Inc, Cl A	2,744	668
MSA Safety Inc	10,698	1,713
Mueller Industries Inc	21,083	2,420
MYR Group Inc *	2,348	513
National Presto Industries Inc	7,176	766
Nextpower Inc, Cl A *	15,334	1,336
Old Dominion Freight Line Inc, Cl A	858	135
OPENLANE Inc *	44,707	1,331
Park Aerospace Corp	3,346	71
Planet Labs PBC *	50,985	1,005
Powell Industries Inc	831	265
Primoris Services Corp	13,554	1,683
Proto Labs Inc *	3,960	200
RB Global Inc	9,026	929
RBC Bearings Inc *	11,906	5,339
Resideo Technologies Inc *	69,510	2,441
Resources Connection Inc	37,892	191
Rollins Inc	40,945	2,458
Rush Enterprises Inc, Cl A	21,083	1,137
RXO Inc *	15,347	194
Ryder System Inc	1,440	276
Science Applications International Corp	10,962	1,103
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Simpson Manufacturing Co Inc	7,500	$1,211
SkyWest Inc *	34,911	3,505
SPX Technologies Inc *	1,464	293
Standex International Corp	342	74
Sterling Infrastructure Inc *	3,328	1,019
Sun Country Airlines Holdings Inc *	41,789	601
Sunrun Inc *	19,955	367
Tennant Co	12,618	930
Terex Corp	24,050	1,284
Titan International Inc *	63,841	500
Toro Co/The	2,800	220
Tutor Perini Corp	46,323	3,105
UFP Industries Inc	9,396	856
United Rentals Inc	2,292	1,855
V2X Inc *	4,050	221
Vicor Corp *	5,075	556
Wabash National Corp	55,751	482
Watsco Inc	706	238
WESCO International Inc	23,372	5,718
Willdan Group Inc *	11,427	1,185
Worthington Enterprises Inc	8,581	443
XPO Inc *	5,668	770
Xylem Inc/NY	4,342	591
		130,054
Information Technology — 14.5%
A10 Networks Inc	92,771	1,641
ACI Worldwide Inc *	40,617	1,942
ADTRAN Holdings Inc *	74,751	650
Agilysys Inc *	283	34
Ambarella Inc *	2,287	162
Amkor Technology Inc	28,193	1,113
Appfolio Inc, Cl A *	2,459	572
Appian Corp, Cl A *	4,737	168
Arista Networks Inc *	5,292	693
Arlo Technologies Inc *	29,738	416
Arrow Electronics Inc, Cl A *	5,991	660
Axcelis Technologies Inc *	1,990	160
Bel Fuse Inc, Cl B	940	159
Benchmark Electronics Inc	6,200	265
Blackbaud Inc, Cl A *	8,204	520
Calix Inc *	11,802	625
Cirrus Logic Inc *	2,093	248
Clear Secure Inc, Cl A	19,581	687
CommScope Holding Co Inc *	28,737	521
CommVault Systems Inc *	12,675	1,589
Credo Technology Group Holding Ltd *	18,349	2,640
Descartes Systems Group Inc/The *	11,740	1,029
Diebold Nixdorf Inc *	10,091	685
Diodes Inc *	15,000	740
Dolby Laboratories Inc, Cl A	3,079	198
Dropbox Inc, Cl A *	31,987	889
Entegris Inc	13,664	1,151
EPAM Systems Inc *	12,207	2,501

62	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
ePlus Inc	4,200	$368
F5 Inc, Cl A *	84	21
Fabrinet *	3,746	1,706
Fair Isaac Corp *	2,251	3,806
Gartner Inc *	1,518	383
GoDaddy Inc, Cl A *	2,922	363
Hackett Group Inc/The	37,239	731
HubSpot Inc *	1,477	593
Immersion Corp	13,073	89
Insight Enterprises Inc *	4,865	396
Intapp Inc *	8,689	398
InterDigital Inc	790	252
IonQ Inc *	5,578	250
Itron Inc *	6,671	619
Jabil Inc	1,355	309
Keysight Technologies Inc *	25,820	5,246
Kimball Electronics Inc *	34,093	948
Kyndryl Holdings Inc *	16,151	429
Lattice Semiconductor Corp *	12,288	904
Life360 Inc *	4,262	273
LiveRamp Holdings Inc *	21,398	628
MACOM Technology Solutions Holdings Inc *	5,112	876
Manhattan Associates Inc *	9,824	1,703
Mirion Technologies Inc, Cl A *	7,156	168
Mitek Systems Inc *	37,996	401
Monolithic Power Systems Inc	4,221	3,826
NETGEAR Inc *	35,037	859
NetScout Systems Inc *	36,773	995
nLight Inc *	10,235	384
Novanta Inc *	7,504	893
ON Semiconductor Corp *	20,670	1,119
OneSpan Inc	16,696	214
Onto Innovation Inc *	3,227	509
Open Text Corp	136,583	4,450
OSI Systems Inc *	3,229	824
Ouster *	2,247	49
Palo Alto Networks Inc *	1,425	263
PC Connection Inc	4,600	266
Pegasystems Inc	4,344	259
Penguin Solutions Inc *	20,832	407
Photronics Inc *	222,882	7,132
Plexus Corp *	5,600	823
Q2 Holdings Inc *	25,136	1,814
Rambus Inc *	12,784	1,175
Rimini Street Inc *	136,732	531
Sanmina Corp *	35,674	5,354
ScanSource Inc *	6,359	248
Semtech Corp *	9,725	717
Silicon Motion Technology Corp ADR	41,964	3,890
SiTime Corp *	5,072	1,791
SPS Commerce Inc *	11,146	993
Super Micro Computer Inc *	2,570	75
Teledyne Technologies Inc *	3,970	2,028
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Teradyne Inc	7,560	$1,463
TTM Technologies Inc *	55,516	3,831
Tyler Technologies Inc *	6,745	3,062
Ubiquiti Inc	597	330
Vertex Inc, Cl A *	57,416	1,147
Viavi Solutions Inc *	105,225	1,875
Wix.com Ltd *	3,768	391
Xerox Holdings Corp	183,086	434
Yext Inc *	92,894	749
		99,688
Materials — 5.7%
AdvanSix Inc	6,219	108
Alamos Gold Inc, Cl A	40,996	1,582
Albemarle Corp	3,497	495
Alpha Metallurgical Resources Inc *	1,690	338
Ashland Inc	2,600	152
Avery Dennison Corp	2,472	450
Axalta Coating Systems Ltd *	36,330	1,174
Balchem Corp	17,442	2,675
Caledonia Mining Corp PLC	18,054	472
Century Aluminum Co *	19,348	758
Cleveland-Cliffs Inc *	374,207	4,969
Coeur Mining Inc *	135,493	2,416
Commercial Metals Co, Cl A	149,739	10,365
Fortitude Gold Corp	40,846	157
Hudbay Minerals Inc	142,958	2,838
Mativ Holdings Inc	79,389	964
NewMarket Corp	1,035	711
Orion SA	70,452	372
Packaging Corp of America	2,600	536
PERIMETER SOLUTIONS INC *	51,783	1,426
Rayonier Advanced Materials Inc *	45,662	269
Royal Gold Inc, Cl A	2,923	650
Silgan Holdings Inc	36,596	1,477
SSR Mining Inc *	165,342	3,624
		38,978
Real Estate — 3.1%
Alexander's Inc ‡	2,751	600
CBL & Associates Properties Inc ‡	25,547	945
Centerspace ‡	14,377	959
Chatham Lodging Trust ‡	37,680	257
City Office REIT Inc ‡	42,918	300
Compass Inc, Cl A *	32,666	345
CoStar Group Inc *	32,206	2,166
Cushman & Wakefield Ltd *	49,822	807
DiamondRock Hospitality Co ‡	90,000	806
Diversified Healthcare Trust ‡	204,859	994
EastGroup Properties Inc ‡	12,917	2,301
FRP Holdings Inc *	9,150	208
Gaming and Leisure Properties Inc ‡	61,998	2,771
Gladstone Commercial Corp ‡	24,848	265
Highwoods Properties Inc ‡	40,120	1,036

SEI Institutional Managed Trust	63

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Small/Mid Cap Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Howard Hughes Holdings Inc *	1,339	$107
Independence Realty Trust Inc ‡	32,937	576
Invitation Homes Inc ‡	23,648	657
NET Lease Office Properties ‡	9,119	235
Newmark Group Inc, Cl A	155,846	2,702
Pebblebrook Hotel Trust ‡	22,825	258
Real Brokerage Inc/The *	50,378	184
Regency Centers Corp ‡	1,254	87
Summit Hotel Properties Inc ‡	48,427	236
Sun Communities Inc ‡	1,400	173
Universal Health Realty Income Trust ‡	15,775	619
Ventas Inc ‡	7,436	575
		21,169
Utilities — 1.4%
Brookfield Infrastructure Corp, Cl A	17,734	805
Consolidated Water Co Ltd	5,700	201
Hawaiian Electric Industries Inc *	57,814	711
IDACORP Inc, Cl A	10,885	1,378
Middlesex Water Co	8,501	429
NRG Energy Inc	2,534	403
Otter Tail Corp	11,815	955
Portland General Electric Co	34,121	1,637
Southwest Gas Holdings Inc	22,070	1,766
UGI Corp	12,497	468
Unitil Corp	12,924	626
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
York Water Co/The	15,206	$484
		9,863
Total Common Stock
(Cost $374,771) ($ Thousands)		678,210

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	8,071,596	8,072
Total Cash Equivalent
(Cost $8,072) ($ Thousands)		8,072
Total Investments in Securities — 99.9%
(Cost $382,843) ($ Thousands)		$686,282

Percentages are based on Net Assets of $687,020 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	24	Mar-2026	$3,029	$2,997	$(32)
S&P Mid Cap 400 Index E-MINI	11	Mar-2026	3,692	3,658	(34)
			$6,721	$6,655	$(66)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,110	$25,320	$(25,358)	$—	$—	$8,072	$71	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

64	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Mid-Cap Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 1.2%
DoubleVerify Holdings Inc *	6,520	$75
GCI Liberty Inc, Cl C *	1,300	48
Liberty Global Ltd, Cl A *	5,374	60
Liberty Global Ltd, Cl C *	7,100	78
Match Group Inc	1,560	50
Millicom International Cellular SA	2,029	112
Reddit Inc, Cl A *	390	90
ROBLOX Corp, Cl A *	859	70
Trade Desk Inc/The, Cl A *	1,000	38
		621
Consumer Discretionary — 8.8%
Amer Sports Inc *	3,810	142
Aramark	4,782	176
Best Buy Co Inc	540	36
Birkenstock Holding PLC *	644	26
BorgWarner Inc	8,160	368
Bright Horizons Family Solutions Inc *	450	46
Carnival Corp *	9,212	281
Carvana Co, Cl A *	497	210
DR Horton Inc	1,060	153
Duolingo Inc, Cl A *	460	81
eBay Inc	2,090	182
Expedia Group Inc	755	214
Five Below Inc *	520	98
GameStop Corp, Cl A *	6,520	131
Gap Inc/The	1,500	38
Gentex Corp	12,281	286
Grand Canyon Education Inc *	1,055	175
Hasbro Inc	2,643	217
Las Vegas Sands Corp	870	57
LKQ Corp	2,890	87
Macy's Inc	3,290	73
Norwegian Cruise Line Holdings Ltd *	6,770	151
Ollie's Bargain Outlet Holdings Inc *	360	39
On Holding, Cl A *	5,170	240
PulteGroup Inc	1,310	154
Royal Caribbean Cruises Ltd	980	273
Tapestry Inc	470	60
Tractor Supply Co	2,840	142
Ulta Beauty Inc *	110	67
Valvoline Inc *	4,261	124
Williams-Sonoma Inc	350	62
Wingstop Inc, Cl A	280	67
		4,456
Consumer Staples — 2.3%
Albertsons Cos Inc, Cl A	4,150	71
Bunge Global SA	609	54
Casey's General Stores Inc	229	127
Constellation Brands Inc, Cl A	512	71
Darling Ingredients Inc *	3,445	124

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Dollar General Corp	1,476	$196
Dollar Tree Inc *	1,003	123
Ingredion Inc	890	98
Lamb Weston Holdings Inc	3,288	138
Sprouts Farmers Market Inc *	1,081	86
Tyson Foods Inc, Cl A	1,553	91
		1,179
Energy — 6.1%
Cheniere Energy Inc	1,914	372
Coterra Energy Inc	5,439	143
Diamondback Energy Inc, Cl A	952	143
Halliburton Co	1,720	48
HF Sinclair Corp	5,660	261
Marathon Petroleum Corp	2,367	385
Permian Resources Corp, Cl A	10,172	143
Phillips 66	2,270	293
SLB Ltd, Cl A	5,279	203
Targa Resources Corp	876	162
TechnipFMC PLC	10,630	474
Valero Energy Corp	2,840	462
		3,089
Financials — 18.5%
Affirm Holdings Inc, Cl A *	1,670	124
Allstate Corp/The	2,186	455
Ally Financial Inc	15,118	685
American International Group Inc	1,720	147
Ameriprise Financial Inc	254	125
Arch Capital Group Ltd *	730	70
Assurant Inc	540	130
Axis Capital Holdings Ltd	654	70
Bank of New York Mellon Corp/The	2,840	330
Blue Owl Capital Inc, Cl A	9,527	142
Capital One Financial Corp	618	150
Cboe Global Markets Inc	243	61
Cincinnati Financial Corp	840	137
Coinbase Global Inc, Cl A *	235	53
East West Bancorp Inc	650	73
Evercore Inc, Cl A	619	211
F&G Annuities & Life Inc	58	2
Fidelity National Financial Inc	959	52
First American Financial Corp	4,795	295
First Horizon Corp	10,429	249
Franklin Resources Inc	6,810	163
Globe Life Inc	640	89
Hamilton Lane Inc, Cl A	580	78
Hartford Insurance Group Inc/The	5,020	692
Huntington Bancshares Inc/OH	7,700	134
Janus Henderson Group PLC	6,109	291
KeyCorp	3,870	80
M&T Bank Corp	2,550	514
Old Republic International Corp	1,310	60
Popular Inc	2,099	261

SEI Institutional Managed Trust	65

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Mid-Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Primerica Inc	553	$143
Raymond James Financial Inc	1,690	271
Regions Financial Corp	6,420	174
Reinsurance Group of America Inc, Cl A	1,171	238
RenaissanceRe Holdings Ltd	2,181	613
Robinhood Markets Inc, Cl A *	840	95
SOUTHSTATE BANK CORP	1,427	134
Starwood Property Trust Inc ‡	7,775	140
Stifel Financial Corp	372	47
Synchrony Financial	8,380	699
Toast Inc, Cl A *	2,050	73
Voya Financial Inc	1,080	80
Webster Financial Corp	3,249	204
Willis Towers Watson PLC	596	196
XP Inc, Cl A	12,230	200
Zions Bancorp NA	2,130	125
		9,355
Health Care — 14.1%
Agilent Technologies Inc	1,982	270
Alnylam Pharmaceuticals Inc *	830	330
Apellis Pharmaceuticals Inc *	3,070	77
Biogen Inc *	700	123
BioMarin Pharmaceutical Inc *	3,720	221
Cardinal Health Inc	860	177
Cencora Inc, Cl A	595	201
Corcept Therapeutics Inc *	1,100	38
DaVita Inc *	550	62
Dexcom Inc *	3,290	218
Encompass Health Corp	3,138	333
Envista Holdings Corp *	7,378	160
Exelixis Inc *	4,877	214
Halozyme Therapeutics Inc *	4,260	287
Humana Inc	547	140
IDEXX Laboratories Inc *	800	541
Illumina Inc *	580	76
Incyte Corp *	1,913	189
Insmed Inc *	220	38
Insulet Corp *	770	219
IQVIA Holdings Inc *	1,592	359
Jazz Pharmaceuticals PLC *	860	146
Labcorp Holdings Inc	748	188
Medpace Holdings Inc *	572	321
Mettler-Toledo International Inc *	91	127
Moderna Inc *	1,440	42
Neurocrine Biosciences Inc *	1,510	214
Penumbra Inc *	692	215
ResMed Inc	410	99
Royalty Pharma PLC, Cl A	4,994	193
Sotera Health Co *	4,810	85
Tenet Healthcare Corp *	603	120
United Therapeutics Corp *	140	68
Universal Health Services Inc, Cl B	851	186
Veeva Systems Inc, Cl A *	1,284	287

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Viatris Inc, Cl W	15,190	$189
West Pharmaceutical Services Inc	850	234
Zimmer Biomet Holdings Inc	1,609	145
		7,132
Industrials — 19.1%
AerCap Holdings NV	1,018	146
Allegion PLC	2,858	455
AMETEK Inc	210	43
Armstrong World Industries Inc	1,532	293
ATI Inc *	1,060	122
Axon Enterprise Inc *	46	26
Broadridge Financial Solutions Inc	1,070	239
BWX Technologies Inc	320	55
CH Robinson Worldwide Inc	710	114
Clean Harbors Inc *	1,096	257
Comfort Systems USA Inc	100	93
Delta Air Lines Inc, Cl A	6,120	425
Dover Corp	946	185
EMCOR Group Inc	130	80
Expeditors International of Washington Inc	950	142
Flowserve Corp	4,560	316
Generac Holdings Inc *	330	45
Genpact Ltd	3,605	169
Hayward Holdings Inc *	5,980	92
HEICO Corp	270	87
HEICO Corp, Cl A	287	72
Hexcel Corp, Cl A	2,547	188
Howmet Aerospace Inc	3,010	617
JB Hunt Transport Services Inc	1,050	204
L3Harris Technologies Inc	522	153
Leidos Holdings Inc	930	168
Leonardo DRS Inc	1,945	66
Lyft Inc, Cl A *	7,980	155
MasTec Inc *	296	64
Mueller Industries Inc	1,660	191
Old Dominion Freight Line Inc, Cl A	560	88
Parker-Hannifin Corp, Cl A	343	301
Quanta Services Inc	370	156
Regal Rexnord Corp	1,905	267
Rockwell Automation Inc	1,700	661
Sensata Technologies Holding PLC	4,190	140
SiteOne Landscape Supply Inc *	400	50
Snap-on Inc	327	113
Stanley Black & Decker Inc	1,730	129
Tetra Tech Inc	1,600	54
Textron Inc	1,042	91
Trane Technologies PLC	413	161
United Airlines Holdings Inc *	3,524	394
United Rentals Inc	518	419
Verisk Analytics Inc, Cl A	510	114
Vertiv Holdings Co, Cl A	455	74
WESCO International Inc	1,190	291
Westinghouse Air Brake Technologies Corp	815	174

66	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Mid-Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Woodward Inc	990	$299
WW Grainger Inc	183	185
Xylem Inc/NY	1,748	238
		9,661
Information Technology — 12.3%
Akamai Technologies Inc *	2,934	256
Amphenol Corp, Cl A	1,290	174
Appfolio Inc, Cl A *	270	63
Astera Labs Inc *	510	85
Ciena Corp *	783	183
Circle Internet Group Inc, Cl A *	470	37
Cloudflare Inc, Cl A *	1,388	274
Cognex Corp	1,854	67
Cognizant Technology Solutions Corp, Cl A	940	78
Corning Inc, Cl B	5,470	479
Datadog Inc, Cl A *	1,380	188
DocuSign Inc, Cl A *	860	59
Enphase Energy Inc *	608	20
EPAM Systems Inc *	809	166
Fair Isaac Corp *	43	73
First Solar Inc *	380	99
Gen Digital Inc	10,569	287
Guidewire Software Inc *	330	66
HP Inc	15,070	336
HubSpot Inc *	297	119
Jabil Inc	700	160
Keysight Technologies Inc *	3,570	725
Lumentum Holdings Inc *	767	283
Microchip Technology Inc	4,787	305
MongoDB Inc, Cl A *	260	109
Motorola Solutions Inc	220	84
nCino inc *	2,466	63
Okta Inc, Cl A *	1,550	134
Pegasystems Inc	2,485	148
PTC Inc *	1,182	206
Pure Storage Inc, Cl A *	1,157	78
Rubrik Inc, Cl A *	470	36
SentinelOne Inc, Cl A *	9,000	135
Skyworks Solutions Inc	620	39
TD SYNNEX Corp	1,690	254
Twilio Inc, Cl A *	570	81
UiPath Inc, Cl A *	3,930	65
Vontier Corp	1,460	54
Western Digital Corp	337	58
Zebra Technologies Corp, Cl A *	240	58
Zscaler Inc *	210	47
		6,231
Materials — 4.5%
Alcoa Corp	2,386	127
Anglogold Ashanti PLC	5,610	478
Axalta Coating Systems Ltd *	4,823	156
Ball Corp	2,631	139
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
CF Industries Holdings Inc	720	$56
Eagle Materials Inc	739	153
International Flavors & Fragrances Inc	1,394	94
Mosaic Co/The	2,210	53
Nucor Corp	250	41
Packaging Corp of America	787	162
Royal Gold Inc, Cl A	1,820	404
Scotts Miracle-Gro Co/The, Cl A	1,950	114
Smurfit WestRock PLC	7,981	309
		2,286
Real Estate — 4.0%
Agree Realty Corp ‡	2,392	172
CoStar Group Inc *	730	49
Crown Castle Inc ‡	1,220	109
Essex Property Trust Inc ‡	544	143
Healthcare Realty Trust Inc, Cl A ‡	8,280	140
Host Hotels & Resorts Inc ‡	5,281	94
Jones Lang LaSalle Inc *	310	104
Mid-America Apartment Communities Inc ‡	1,110	154
Millrose Properties ‡	2,150	64
Omega Healthcare Investors Inc ‡	3,590	159
STAG Industrial Inc ‡	2,400	88
VICI Properties Inc, Cl A ‡	19,360	545
Zillow Group Inc, Cl A *	2,920	199
		2,020
Utilities — 7.2%
American Water Works Co Inc	1,890	247
CenterPoint Energy Inc	3,854	148
CMS Energy Corp	980	69
Consolidated Edison Inc	810	80
DTE Energy Co	1,517	196
Edison International	10,000	600
Entergy Corp	2,033	188
Evergy Inc	2,584	187
Eversource Energy	5,720	385
Exelon Corp	2,860	125
NRG Energy Inc	775	123
OGE Energy Corp	2,460	105
PG&E Corp	29,390	472
Public Service Enterprise Group Inc	2,680	215
Vistra Corp	1,050	169
WEC Energy Group Inc	1,832	193
Xcel Energy Inc	1,794	133
		3,635

Total Common Stock
(Cost $40,120) ($ Thousands)		49,665

SEI Institutional Managed Trust	67

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Mid-Cap Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
EXCHANGE-TRADED FUND — 0.2%

Equity — 0.2%
iShares S&P Mid-Capital 400 Value ETF	1,005	$132

Total Exchange-Traded Fund
(Cost $125) ($ Thousands)		132

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	–
Total Rights
(Cost $—) ($ Thousands)		–
		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	342,874	$343
Total Cash Equivalent
(Cost $343) ($ Thousands)		343
Total Investments in Securities — 99.0%
(Cost $40,588) ($ Thousands)		$50,140

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P Mid Cap 400 Index E-MINI	1	Mar-2026	$333	$333	$–

Percentages are based on Net Assets of $50,624 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,296	$2,154	$(3,107)	$—	$—	$343	$9	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

68	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

U.S. Managed Volatility Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 98.5%

Communication Services — 11.7%
Alphabet Inc, Cl A	9,201	$2,880
Alphabet Inc, Cl C	23,575	7,398
AT&T Inc	403,344	10,019
Comcast Corp, Cl A	235,815	7,049
Electronic Arts Inc	8,310	1,698
Fox Corp, Cl A	55,089	4,025
Fox Corp, Cl B	26,859	1,744
GCI Liberty Inc, Cl C *	36,550	1,360
IDT Corp, Cl B	3,162	162
Meta Platforms Inc, Cl A	3,716	2,453
Netflix Inc *	1,250	117
New York Times Co/The, Cl A	29,310	2,035
Omnicom Group Inc	19,588	1,582
SK Telecom Co Ltd ADR	29,100	597
TEGNA Inc	66,820	1,297
T-Mobile US Inc	11,711	2,378
Verizon Communications Inc	258,651	10,535
Walt Disney Co/The	8,833	1,005
Yelp Inc, Cl A *	72,272	2,196
		60,530
Consumer Discretionary — 7.9%
ADT Inc	104,800	846
Amazon.com Inc, Cl A *	11,366	2,624
AutoZone Inc *	728	2,469
Booking Holdings Inc	1,064	5,698
BorgWarner Inc	23,900	1,077
Canadian Tire Corp Ltd, Cl A	6,200	787
Domino's Pizza Inc	2,129	887
eBay Inc	74,755	6,511
Garmin Ltd	6,649	1,349
Gentex Corp	8,581	200
Grand Canyon Education Inc *	1,762	293
H&R Block Inc	56,907	2,480
Honda Motor Co Ltd ADR	44,680	1,317
La-Z-Boy Inc	15,700	585
Lear Corp	9,400	1,077
Mattel Inc *	60,200	1,194
Murphy USA Inc	2,200	888
O'Reilly Automotive Inc *	26,608	2,427
Ross Stores Inc	11,386	2,051
Service Corp International/US	10,130	790
TJX Cos Inc/The	18,393	2,825
Toyota Motor Corp ADR	2,000	428
Winmark Corp	215	87
Yum! Brands Inc	13,186	1,995
		40,885
Consumer Staples — 12.9%
Albertsons Cos Inc, Cl A	87,342	1,500
Altria Group Inc	147,717	8,517
Archer-Daniels-Midland Co	52,819	3,037
Cal-Maine Foods Inc	2,181	174

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Campbell's Company/The	2,485	$69
Casey's General Stores Inc	712	393
Central Garden & Pet Co, Cl A *	1,364	40
Church & Dwight Co Inc	18,419	1,544
Clorox Co/The	11,360	1,145
Coca-Cola Co/The	33,316	2,329
Colgate-Palmolive Co	79,133	6,253
Conagra Brands Inc	70,303	1,217
Costco Wholesale Corp	2,449	2,112
Flowers Foods Inc	11,006	120
Fresh Del Monte Produce Inc	5,779	206
General Mills Inc	69,414	3,228
Ingredion Inc	38,884	4,287
J & J Snack Foods Corp	770	70
J M Smucker Co/The	5,439	532
Keurig Dr Pepper Inc	7,160	201
Kimberly-Clark Corp	11,872	1,198
Kraft Heinz Co/The	112,370	2,725
Kroger Co/The	49,965	3,122
Marzetti Company/The	662	109
Molson Coors Beverage Co, Cl B	52,580	2,454
Mondelez International Inc, Cl A	25,586	1,377
Monster Beverage Corp *	15,573	1,194
PepsiCo Inc	12,023	1,726
Philip Morris International Inc	35,968	5,769
Post Holdings Inc *	5,675	562
Procter & Gamble Co/The	14,340	2,055
Reynolds Consumer Products Inc	3,232	74
Sysco Corp	18,470	1,361
Tyson Foods Inc, Cl A	10,697	627
Walmart Inc	47,303	5,270
WD-40 Co	854	168
		66,765
Energy — 2.7%
Chevron Corp	30,579	4,660
EOG Resources Inc	8,900	935
Exxon Mobil Corp	50,434	6,069
Marathon Petroleum Corp	6,700	1,090
Sunococorp LLC *	24,963	1,230
		13,984
Financials — 7.7%
Allstate Corp/The	2,133	444
Axis Capital Holdings Ltd	21,079	2,257
Bank of New York Mellon Corp/The	19,700	2,287
Berkshire Hathaway Inc, Cl B *	5,655	2,842
Canadian Imperial Bank of Commerce	5,500	499
Cboe Global Markets Inc	181	45
Chubb Ltd	268	84
Citigroup Inc	17,700	2,065
Diamond Hill Investment Group Inc	26	4
Everest Group Ltd	3,100	1,052
Federated Hermes Inc, Cl B	23,600	1,229

SEI Institutional Managed Trust	69

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

U.S. Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Hartford Insurance Group Inc/The	25,131	$3,463
JPMorgan Chase & Co	6,015	1,938
Loews Corp	12,729	1,341
Marsh & McLennan Cos Inc	8,089	1,501
Mastercard Inc, Cl A	9,348	5,337
MGIC Investment Corp	27,900	815
Old Republic International Corp	76,066	3,472
State Street Corp	15,400	1,987
Travelers Cos Inc/The	1,393	404
Visa Inc, Cl A	15,358	5,386
Western Union Co/The	186,754	1,739
		40,191
Health Care — 19.3%
Abbott Laboratories	14,697	1,841
AbbVie Inc	22,335	5,103
Amgen Inc, Cl A	12,943	4,236
BioMarin Pharmaceutical Inc *	14,356	853
Boston Scientific Corp *	38,382	3,660
Bristol-Myers Squibb Co	189,010	10,195
Cardinal Health Inc	25,907	5,324
Cencora Inc, Cl A	13,114	4,429
Chemed Corp	5,995	2,565
Cigna Group/The	5,600	1,541
CVS Health Corp	16,500	1,310
Encompass Health Corp	3,883	412
Exelixis Inc *	56,610	2,481
Gilead Sciences Inc	61,265	7,520
HCA Healthcare Inc	3,200	1,494
HealthStream Inc	39,828	919
Incyte Corp *	35,646	3,521
Innoviva Inc *	10,227	205
Jazz Pharmaceuticals PLC *	12,200	2,074
Johnson & Johnson	52,984	10,965
McKesson Corp	6,437	5,280
Medtronic PLC	23,287	2,237
Merck & Co Inc	70,753	7,448
National HealthCare Corp	237	33
Neurocrine Biosciences Inc *	6,353	901
Organon & Co	17,388	125
Pfizer Inc	164,875	4,105
Regeneron Pharmaceuticals Inc	2,279	1,759
Royalty Pharma PLC, Cl A	21,513	831
Stryker Corp	9,062	3,185
Supernus Pharmaceuticals Inc *	4,375	218
United Therapeutics Corp *	2,074	1,011
Utah Medical Products Inc	60	3
Veeva Systems Inc, Cl A *	5,682	1,268
Zoetis Inc, Cl A	10,653	1,340
		100,392
Industrials — 7.2%
A O Smith Corp	1,563	105
ABM Industries Inc	9,100	385

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Allison Transmission Holdings Inc	13,000	$1,273
Armstrong World Industries Inc	1,311	250
Brink's Co/The	9,800	1,144
Cintas Corp	16,737	3,148
Donaldson Co Inc, Cl A	4,800	426
Dover Corp	8,027	1,567
Ennis Inc	192	3
Expeditors International of Washington Inc	7,118	1,061
Fastenal Co, Cl A	49,083	1,970
Franklin Electric Co Inc	1,150	110
General Dynamics Corp	7,401	2,492
Genpact Ltd	36,478	1,706
Illinois Tool Works Inc	6,775	1,669
Korn Ferry	12,700	838
Leidos Holdings Inc	6,880	1,241
Lockheed Martin Corp	6,507	3,147
Maximus Inc	10,400	898
MSC Industrial Direct Co Inc, Cl A	2,854	240
Otis Worldwide Corp	18,184	1,588
Paychex Inc	22,348	2,507
Rollins Inc	2,323	139
Science Applications International Corp	5,300	533
Snap-on Inc	4,404	1,518
SS&C Technologies Holdings Inc	12,542	1,096
Textron Inc	22,100	1,926
Veralto Corp	4,305	430
Verisk Analytics Inc, Cl A	5,001	1,119
Watts Water Technologies Inc, Cl A	1,633	451
WW Grainger Inc	2,326	2,347
		37,327
Information Technology — 24.6%
Adobe Inc *	22,774	7,971
Alarm.com Holdings Inc *	32,634	1,665
Amdocs Ltd	65,276	5,255
Amphenol Corp, Cl A	35,505	4,798
Apple Inc	27,821	7,563
Arrow Electronics Inc, Cl A *	20,813	2,293
Autodesk Inc, Cl A *	19,560	5,790
Avnet Inc	43,698	2,101
Box Inc, Cl A *	44,710	1,337
Canon Inc ADR	44,700	1,321
Cirrus Logic Inc *	11,572	1,371
Cisco Systems Inc	153,237	11,804
Cognizant Technology Solutions Corp, Cl A	92,860	7,707
CommVault Systems Inc *	1,853	232
Dolby Laboratories Inc, Cl A	33,242	2,135
Dropbox Inc, Cl A *	70,830	1,969
F5 Inc, Cl A *	17,097	4,364
Gen Digital Inc	182,645	4,966
GoDaddy Inc, Cl A *	8,185	1,016
Guidewire Software Inc *	132	27
Hewlett Packard Enterprise Co	97,900	2,352
HP Inc	53,390	1,189

70	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

U.S. Managed Volatility Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
InterDigital Inc	3,584	$1,141
International Business Machines Corp	18,820	5,575
Intuit Inc	5,938	3,933
Microsoft Corp	16,469	7,965
Motorola Solutions Inc	15,523	5,950
NetApp Inc	22,855	2,448
NetScout Systems Inc *	52,645	1,425
Open Text Corp	40,700	1,327
PC Connection Inc	645	37
Pegasystems Inc	2,076	124
Progress Software Corp *	19,100	821
PTC Inc *	1,957	341
QUALCOMM Inc	548	94
Qualys Inc *	2,082	277
Roper Technologies Inc	11,748	5,229
Salesforce Inc	3,988	1,056
TD SYNNEX Corp	13,000	1,953
TE Connectivity PLC	6,628	1,508
VeriSign Inc	18,130	4,405
Viavi Solutions Inc *	9,964	178
Vontier Corp	22,200	825
Zoom Communications Inc, Cl A *	18,265	1,576
		127,414
Materials — 1.4%
AptarGroup Inc	3,676	448
Avery Dennison Corp	3,859	702
CF Industries Holdings Inc	11,190	865
NewMarket Corp	3,684	2,532
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Newmont Corp	13,798	$1,378
Sonoco Products Co	24,900	1,087
		7,012
Real Estate — 0.1%
EPR Properties, Cl A ‡	15,100	754

Utilities — 3.0%
American Electric Power Co Inc	23,218	2,677
Duke Energy Corp	12,100	1,418
Evergy Inc	12,697	920
Eversource Energy	27,084	1,824
Exelon Corp	33,972	1,481
National Fuel Gas Co	34,374	2,752
OGE Energy Corp	31,306	1,337
Pinnacle West Capital Corp	21,150	1,876
UGI Corp	32,700	1,224
		15,509
Total Common Stock
(Cost $428,815) ($ Thousands)		510,763

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	7,419,498	7,419
Total Cash Equivalent
(Cost $7,419) ($ Thousands)		7,419
Total Investments in Securities — 99.9%
(Cost $436,234) ($ Thousands)		$518,182

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	9	Mar-2026	$3,124	$3,102	$(22)

Percentages are based on Net Assets of $518,879 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$6,412	$36,633	$(35,626)	$—	$—	$7,419	$55	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	71

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Global Managed Volatility Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 96.7%
Austria — 0.2%
Communication Services — 0.1%
Telekom Austria AG, Cl A	44,848	$474

Energy — 0.0%
OMV AG	7,625	424

Financials — 0.1%
UNIQA Insurance Group AG	28,016	506
Total Austria		1,404

Belgium — 0.1%
Financials — 0.1%
Ageas SA/NV	4,103	287

Industrials — 0.0%
Ackermans & van Haaren NV	494	134

Information Technology — 0.0%
EVS Broadcast Equipment	1,563	68
Total Belgium		489

Brazil — 0.1%
Materials — 0.1%
Yara International ASA	11,641	476

Canada — 2.6%
Consumer Discretionary — 0.3%
Canadian Tire Corp Ltd, Cl A	4,744	602
Dollarama Inc	10,611	1,588
		2,190

Consumer Staples — 1.0%
Empire Co Ltd	67,521	2,351
George Weston Ltd	26,196	1,810
Loblaw Cos Ltd	33,716	1,526
Metro Inc/CN, Cl A	22,000	1,585
		7,272

Financials — 1.1%
Bank of Nova Scotia/The, Cl C	60,700	4,483
Royal Bank of Canada	5,800	990
TMX Group Ltd	7,591	289
Toronto-Dominion Bank/The	26,200	2,472
		8,234

Information Technology — 0.1%
CGI Inc, Cl A	5,978	553
Open Text Corp	8,247	269
		822

Materials — 0.0%
CCL Industries Inc, Cl B	3,383	214

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Utilities — 0.1%
Canadian Utilities Ltd, Cl A	12,602	$393
Total Canada		19,125

China — 0.2%
Communication Services — 0.0%
APT Satellite Holdings Ltd	202,000	72

Financials — 0.2%
BOC Hong Kong Holdings Ltd	304,366	1,545
Total China		1,617

Denmark — 0.2%
Consumer Staples — 0.1%
Scandinavian Tobacco Group A/S	38,093	571
Schouw & Co A/S	1,793	185
		756

Financials — 0.0%
Tryg A/S	9,102	238

Industrials — 0.1%
ISS A/S	21,473	731
Total Denmark		1,725

Finland — 0.1%

Consumer Staples — 0.0%
HKFoods, Cl A	19,206	34

Health Care — 0.1%
Orion Oyj, Cl B	4,503	336

Industrials — 0.0%
Lassila & Tikanoja	10,459	130
Raute, Cl A	3,007	53
		183

Information Technology — 0.0%
Nokia Oyj	22,983	148
Total Finland		701

France — 1.9%
Communication Services — 0.6%
Orange SA	275,668	4,597

Consumer Discretionary — 0.1%
FDJ UNITED	17,871	494

Consumer Staples — 0.3%
Danone SA	21,886	1,973

Energy — 0.7%
TotalEnergies SE	81,713	5,324

72	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Financials — 0.0%
ABC arbitrage	28,588	$181

Health Care — 0.0%
Sanofi SA	3,300	319

Industrials — 0.1%
Bureau Veritas SA	4,822	153
Eiffage SA	1,151	165
Societe Marseillaise du Tunnel Prado-Carenage	1,285	42
		360
Information Technology — 0.0%
Axway Software *	2,947	144

Utilities — 0.1%
Engie SA	26,833	705
Total France		14,097

Germany — 0.4%
Communication Services — 0.3%
Deutsche Telekom AG	23,799	774
Scout24 SE	16,262	1,633
		2,407
Industrials — 0.1%
DMG Mori	905	50
Pfeiffer Vacuum Technology AG	1,518	282
		332
Total Germany		2,739

Hong Kong — 2.6%
Communication Services — 1.0%
HKT Trust & HKT Ltd	3,439,931	5,093
Hutchison Telecommunications Hong Kong Holdings Ltd	833,013	124
PCCW Ltd	2,696,000	1,872
		7,089
Consumer Discretionary — 0.0%
Miramar Hotel & Investment	49,000	64

Consumer Staples — 0.2%
WH Group Ltd	1,148,991	1,280

Financials — 0.0%
Dah Sing Banking Group Ltd	109,743	151

Industrials — 0.4%
CK Hutchison Holdings Ltd	458,577	3,117
Swire Pacific Ltd, Cl A	27,435	221
		3,338

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.1%
VTech Holdings Ltd	62,369	$492

Utilities — 0.9%
CK Infrastructure Holdings Ltd	6,000	44
CLP Holdings Ltd, Cl B	395,836	3,540
HK Electric Investments & HK Electric Investments Ltd	720,500	583
Power Assets Holdings Ltd	313,735	2,224
		6,391
Total Hong Kong		18,805

Ireland — 0.1%
Information Technology — 0.1%
Accenture PLC, Cl A	1,846	495

Israel — 1.7%
Communication Services — 0.3%
Bezeq The Israeli Telecommunication
Corp Ltd	908,399	2,026

Consumer Staples — 0.1%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,532	279
Shufersal Ltd	7,884	98
Tiv Taam Holdings 1	42,577	147
		524
Energy — 0.0%
Delek Group	189	51
Paz Oil Co Ltd	421	94
		145
Financials — 0.0%
Isracard Ltd	5	–

Industrials — 0.0%
RP Optical Lap Ltd *	12,516	116

Information Technology — 1.2%
Check Point Software Technologies Ltd *	39,533	7,336
Nice Ltd *	3,871	437
Radware Ltd *	44,752	1,078
		8,851
Real Estate — 0.1%
Strauss Group Ltd ‡	10,394	362
Total Israel		12,024

Italy — 1.6%
Communication Services — 0.0%
RAI Way	4,003	26

SEI Institutional Managed Trust	73

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Energy — 0.4%
Eni SpA	162,199	$3,073

Health Care — 0.2%
Recordati Industria Chimica e Farmaceutica SpA	18,250	1,036

Utilities — 1.0%
Enel SpA	393,575	4,089
Italgas SpA	50,614	564
Terna - Rete Elettrica Nazionale	253,253	2,693
		7,346
Total Italy		11,481

Japan — 9.9%
Communication Services — 1.3%
ITmedia	2,300	24
KDDI Corp	3,480	60
NTT Inc	3,615,050	3,647
Okinawa Cellular Telephone Co	23,100	417
SoftBank Corp	3,760,251	5,159
Wowow Inc	19,124	177
Zenrin Co Ltd	24,000	162
		9,646
Consumer Discretionary — 0.9%
Asahi Co Ltd	38,200	318
Asante Inc	10,700	109
Autobacs Seven Co Ltd	15,600	164
Bridgestone Corp	232,110	5,219
Gakkyusha Co Ltd	3,600	55
I K K Holdings	11,000	56
McDonald's Holdings Co Japan Ltd	9,504	387
Nagase Brothers	8,200	135
Step Co Ltd	9,200	142
		6,585
Consumer Staples — 2.7%
Albis Co Ltd	1,600	27
Arcs Co Ltd	53,500	1,155
Axyz	300	8
Blue Zones Holdings	7,900	430
Cawachi Ltd	23,500	450
Earth Corp	13,200	418
Eco's	1,800	35
Ezaki Glico Co Ltd	19,300	667
Fujicco Co Ltd	18,100	183
Heiwado Co Ltd	64,400	1,186
Hokkaido Coca-Cola Bottling	1,300	33
Hokuto Corp	49,800	643
House Foods Group Inc	48,300	887
Imuraya Group	1,500	24
Itoham Yonekyu Holdings Inc	3,500	125
Japan Tobacco Inc	72,826	2,616

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
J-Oil Mills	14,100	$180
Kato Sangyo Co Ltd	22,100	905
Kewpie Corp	26,500	732
Lion Corp	44,800	471
Marudai Food Co Ltd	2,000	28
Megmilk Snow Brand Co Ltd	21,600	445
MEIJI Holdings Co Ltd	85,751	1,905
Mitsui DM Sugar Holdings Co Ltd	4,500	96
Miyoshi Oil & Fat Co Ltd	15,100	223
NH Foods Ltd	1,800	75
Nippn Corp	98,934	1,503
Nisshin Oillio Group Ltd/The	752	25
Nisshin Seifun Group Inc	28,800	353
Noevir Holdings	1,700	50
Okuwa Co Ltd	28,300	153
OUG Holdings Inc	2,236	55
Prima Meat Packers	3,000	51
Riken Vitamin	5,700	108
Sakata Seed Corp	8,200	224
San-A Co Ltd, Cl A	60,900	1,151
Showa Sangyo Co Ltd	21,700	417
ST Corp	5,400	52
Sundrug Co Ltd	28,300	777
Unicafe Inc	6,400	43
Valor Holdings Co Ltd	14,200	305
Yamaya Corp	1,300	18
		19,232

Energy — 0.0%
Idemitsu Kosan Co Ltd	9,060	69
Itochu Enex Co Ltd	3,900	47
Japan Oil Transportation Co Ltd	2,100	74
		190

Financials — 0.1%
Japan Post Holdings Co Ltd	44,345	468
Tomato Bank	4,000	38
		506

Health Care — 1.4%
Astellas Pharma Inc	322,412	4,288
Create Medic Co Ltd	5,677	37
Daiken Medical	6,500	19
Japan Lifeline	8,200	82
Kaken Pharmaceutical Co Ltd	11,300	290
Kyorin Pharmaceutical	105,600	1,036
Shionogi & Co Ltd	136,130	2,462
Software Service	600	52
Takeda Pharmaceutical Co Ltd	42,100	1,307
ZERIA Pharmaceutical	12,200	163
		9,736

Industrials — 0.9%
Central Japan Railway Co	15,403	426
EXEO Group Inc	7,800	129

74	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Gakken Holdings Co Ltd	9,200	$66
Hazama Ando Corp	11,400	138
Inaba Seisakusho	4,400	45
Mabuchi Motor Co Ltd	64,600	594
Marufuji Sheet Piling	1,200	31
Meitec	10,700	242
Musashi Co Ltd	2,400	36
Nakabayashi	7,500	28
Nakamoto Packs	4,500	55
Nikko Co Ltd/Hyogo	12,400	62
Nitto Kogyo	3,300	87
Nittoc Construction Co Ltd	7,000	58
Oiles Corp	22,700	341
Oriental Shiraishi	14,700	39
Sakai Moving Service	2,700	49
Secom Co Ltd	78,529	2,788
Studio Alice Co Ltd	3,500	45
Taisei Oncho	900	26
Takamatsu Construction Group Co Ltd	4,900	126
TOKAI Holdings Corp	82,800	571
Tokyu Construction Co Ltd	56,000	468
Yokogawa Bridge Holdings	3,100	60
		6,510

Information Technology — 2.0%
Amano Corp	11,300	304
Anritsu Corp	64,300	921
Arisawa Manufacturing	10,800	119
Brother Industries Ltd	38,049	760
Canon Inc	204,812	6,056
Canon Marketing Japan Inc	9,000	396
Eizo Corp	11,200	160
Elecom	4,400	48
FTGroup Co Ltd	6,500	53
Miroku Jyoho Service Co Ltd	2,100	27
Nihon Denkei Co Ltd	2,000	29
Nippon Ceramic	6,400	154
Nippon Signal Co Ltd	5,800	48
Obic Co Ltd	69,692	2,186
Oracle Corp Japan	5,489	461
Otsuka Corp	2,665	55
Seiko Epson Corp	51,766	656
SRA Holdings	5,000	168
Sun-Wa Technos	1,400	26
Systena	16,100	53
TIS Inc	7,151	240
Trend Micro Inc/Japan *	42,272	1,754
		14,674

Materials — 0.5%
Achilles Corp	2,500	23
Aica Kogyo Co Ltd	30,200	678
Harima Chemicals Group	9,200	54
JSP Corp	21,600	337

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Kaneka Corp	3,300	$93
Kuriyama Holdings	4,200	44
Mitsubishi Chemical Group Corp, Cl B	126,985	743
Nippon Kayaku Co Ltd	36,900	396
Nippon Light Metal Holdings Co Ltd	3,000	49
Nippon Shokubai	59,100	757
Sanyo Chemical Industries	17,000	566
Toyobo	4,200	34
		3,774

Utilities — 0.1%
Chubu Electric Power Co Inc	32,970	507
Osaka Gas Co Ltd	3,128	109
		616
Total Japan		71,469

Netherlands — 2.2%
Communication Services — 0.5%
Koninklijke KPN NV	857,818	4,006

Consumer Staples — 1.7%
Acomo	22,203	635
Koninklijke Ahold Delhaize NV	284,069	11,641
		12,276
Total Netherlands		16,282

Norway — 1.5%
Communication Services — 0.9%
Telenor ASA	420,276	6,109

Consumer Staples — 0.4%
Orkla ASA	269,336	2,997

Energy — 0.1%
Equinor ASA	36,276	855
Moreld ASA	64,027	119
		974

Financials — 0.0%
SpareBank 1 SMN	13,153	268

Industrials — 0.1%
Veidekke ASA	19,659	348
Total Norway		10,696

Portugal — 0.0%
Communication Services — 0.0%
NOS SGPS SA	32,461	153

Singapore — 0.9%
Communication Services — 0.1%
Singapore Telecommunications Ltd	323,500	1,144

Consumer Staples — 0.4%
QAF Ltd	53,100	37

SEI Institutional Managed Trust	75

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Sheng Siong Group Ltd	1,348,674	$2,756
		2,793
Financials — 0.2%
Oversea-Chinese Banking Corp Ltd	65,154	1,001
Singapore Exchange Ltd	19,988	263
		1,264
Industrials — 0.2%
SBS Transit	74,300	185
Singapore Airlines Ltd	294,672	1,462
Vicom	29,900	38
		1,685
Total Singapore		6,886

Spain — 2.2%
Consumer Staples — 0.0%
Ebro Foods SA	9,388	203

Energy — 0.3%
Repsol SA, Cl A	102,642	1,914

Health Care — 0.0%
Faes Farma SA	12,596	76

Industrials — 0.6%
ACS Actividades de Construccion y Servicios SA	6,447	640
Aena SME SA	27,164	759
Construcciones y Auxiliar de Ferrocarriles	7,340	506
Logista Integral SA	73,215	2,587
		4,492
Utilities — 1.3%
Endesa SA	169,304	6,088
Iberdrola SA	47,322	1,024
Naturgy Energy Group SA	45,952	1,398
Redeia Corp SA	46,432	827
		9,337
Total Spain		16,022

Sweden — 1.1%
Communication Services — 0.5%
Telia Co AB	926,012	3,952

Consumer Staples — 0.0%
Scandi Standard	12,119	130

Information Technology — 0.6%
Telefonaktiebolaget LM Ericsson, Cl B	410,840	3,993
Total Sweden		8,075

Switzerland — 4.8%
Communication Services — 0.4%
Swisscom AG	3,525	2,560

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Consumer Staples — 0.0%
Bell Food Group AG	423	$119
Emmi AG	29	27
		146
Health Care — 3.6%
Ascom Holding	11,867	57
Galderma Group AG	12,317	2,507
Galenica AG	6,042	745
Novartis AG	91,530	12,610
Roche Holding AG	25,351	10,486
		26,405
Industrials — 0.6%
ABB Ltd	14,421	1,063
Burkhalter Holding	739	130
Schindler Holding AG	7,805	2,888
SGS SA	3,440	393
		4,474
Real Estate — 0.0%
Plazza AG	133	70

Utilities — 0.2%
BKW AG	5,607	1,189
Total Switzerland		34,844

United Kingdom — 4.3%
Communication Services — 0.5%
Auto Trader Group PLC	184,048	1,449
Vodafone Group PLC	1,486,120	1,977
		3,426
Consumer Discretionary — 0.1%
Pearson PLC	45,423	641

Consumer Staples — 0.7%
Magnum Ice Cream Co NV/The *	5,762	91
Tesco PLC	505,227	2,998
Unilever PLC	25,453	1,660
		4,749
Energy — 0.9%
Shell PLC	181,423	6,671

Health Care — 1.1%
GSK PLC	325,558	7,965
Haleon PLC	51,181	258
		8,223
Industrials — 0.2%
RELX PLC	29,138	1,171

Information Technology — 0.7%
Sage Group PLC/The	361,632	5,248

76	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Utilities — 0.1%
Centrica PLC	480,191	$1,093
Total United Kingdom		31,222

United States — 58.0%
Communication Services — 6.6%
Alphabet Inc, Cl A	22,131	6,927
Alphabet Inc, Cl C	7,590	2,382
AT&T Inc	507,598	12,609
Comcast Corp, Cl A	161,517	4,828
Electronic Arts Inc	21,133	4,318
Fox Corp, Cl A	48,030	3,509
Fox Corp, Cl B	34,353	2,230
Meta Platforms Inc, Cl A	48	32
New York Times Co/The, Cl A	69,533	4,827
Verizon Communications Inc	149,524	6,090
		47,752

Consumer Discretionary — 3.3%
Amazon.com Inc, Cl A *	7,732	1,785
Booking Holdings Inc	1,741	9,324
Domino's Pizza Inc	6,394	2,665
eBay Inc	33,113	2,884
McDonald's Corp	1,456	445
O'Reilly Automotive Inc *	1,820	166
Service Corp International/US	20,340	1,586
TJX Cos Inc/The	29,878	4,589
Yum! Brands Inc	3,411	516
		23,960

Consumer Staples — 8.2%
Altria Group Inc	140,095	8,078
Church & Dwight Co Inc	35,083	2,942
Clorox Co/The	16,185	1,632
Coca-Cola Co/The	55,800	3,901
Colgate-Palmolive Co	130,802	10,336
Costco Wholesale Corp	4,081	3,519
General Mills Inc	9,528	443
Hormel Foods Corp	3,139	75
Ingredion Inc	30,422	3,354
Kimberly-Clark Corp	75,326	7,600
Kroger Co/The	10,424	651
Monster Beverage Corp *	19,008	1,457
PepsiCo Inc	7,151	1,026
Philip Morris International Inc	19,870	3,187
Procter & Gamble Co/The	26,857	3,849
Walmart Inc	68,677	7,651
		59,701

Energy — 0.1%
Chevron Corp	41	6
Exxon Mobil Corp	8,457	1,018
		1,024

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Financials — 4.8%
Allstate Corp/The	1,302	$271
Berkshire Hathaway Inc, Cl B *	11,316	5,688
Cboe Global Markets Inc	18,344	4,604
Chubb Ltd	2,924	913
CME Group Inc, Cl A	5,344	1,459
Jack Henry & Associates Inc	14,760	2,693
Marsh & McLennan Cos Inc	16,031	2,974
Mastercard Inc, Cl A	13,016	7,431
Visa Inc, Cl A	24,948	8,750
W R Berkley Corp	2,199	154
		34,937

Health Care — 12.2%
Abbott Laboratories	35,266	4,419
AbbVie Inc	27,069	6,185
Boston Scientific Corp *	53,825	5,132
Cardinal Health Inc	32,122	6,601
Cencora Inc, Cl A	19,092	6,448
Chemed Corp	7,113	3,043
Encompass Health Corp	15,830	1,680
Gilead Sciences Inc	74,505	9,145
HCA Healthcare Inc	4,066	1,898
Incyte Corp *	2,983	295
Johnson & Johnson	70,259	14,540
McKesson Corp	14,641	12,010
Medtronic PLC	42,337	4,067
Merck & Co Inc	15,069	1,586
Pfizer Inc	79,657	1,984
Quest Diagnostics Inc	10,497	1,822
Regeneron Pharmaceuticals Inc	757	584
Stryker Corp	9,963	3,502
Veeva Systems Inc, Cl A *	16,012	3,574
		88,515

Industrials — 3.9%
AMETEK Inc	19,381	3,979
Automatic Data Processing Inc	2,174	559
Cintas Corp	28,252	5,313
Donaldson Co Inc, Cl A	7,774	689
Expeditors International of Washington Inc	17,715	2,640
General Dynamics Corp	10,899	3,669
Lockheed Martin Corp	4,881	2,361
Republic Services Inc	10,308	2,185
Rollins Inc	1,927	116
Veralto Corp	19,354	1,931
Verisk Analytics Inc, Cl A	22,458	5,024
		28,466

Information Technology — 17.0%
Adobe Inc *	30,935	10,827
Amdocs Ltd	29,986	2,414
Amphenol Corp, Cl A	9,903	1,338
Analog Devices Inc	5,595	1,517

SEI Institutional Managed Trust	77

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Apple Inc	32,317	$8,786
Box Inc, Cl A *	97,865	2,927
Cirrus Logic Inc *	1,872	222
Cisco Systems Inc	187,704	14,459
Cognizant Technology Solutions Corp, Cl A	93,394	7,752
CommVault Systems Inc *	6,414	804
Dolby Laboratories Inc, Cl A	53,844	3,458
Dropbox Inc, Cl A *	49,128	1,366
F5 Inc, Cl A *	26,196	6,687
Gen Digital Inc	120,105	3,266
GoDaddy Inc, Cl A *	1,060	132
International Business Machines Corp	7,381	2,186
Intuit Inc	8,362	5,539
Ituran Location and Control	10,511	452
KLA Corp	537	653
Microsoft Corp	23,031	11,138
Motorola Solutions Inc	24,955	9,566
NetApp Inc	5,438	582
NVIDIA Corp	25,523	4,760
QUALCOMM Inc	21,214	3,629
Roper Technologies Inc	7,913	3,522
Skyworks Solutions Inc	23,470	1,488
TE Connectivity PLC	21,389	4,866
Texas Instruments Inc	4,166	723
Tyler Technologies Inc *	1,955	887
VeriSign Inc	19,862	4,826
Viavi Solutions Inc *	14,822	264
Zoom Communications Inc, Cl A *	29,359	2,533
		123,569

Materials — 0.8%
AptarGroup Inc	14,792	1,804
Ecolab Inc	8,877	2,330
Newmont Corp	12,664	1,265
		5,399

Utilities — 1.1%
American Electric Power Co Inc	17,962	2,071
Consolidated Edison Inc	25,881	2,571
Dominion Energy Inc	6,573	385
DTE Energy Co	2,156	278
Duke Energy Corp	8,338	977
Entergy Corp	600	56
Evergy Inc	4,928	357
FirstEnergy Corp	9,547	427
PPL Corp	808	28
Southern Co/The	7,373	643
		7,793
Total United States		421,116

Total Common Stock
(Cost $585,598) ($ Thousands)		701,943

		Market Value
Description	Shares	($ Thousands)
PREFERRED STOCK — 0.8%
Germany — 0.8%
Consumer Staples — 0.8%
Henkel AG & Co KGaA(A)	70,106	$5,716

Total Preferred Stock
(Cost $5,588) ($ Thousands)		5,716

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	9,803,989	9,804
Total Cash Equivalent
(Cost $9,804) ($ Thousands)		9,804
Total Investments in Securities — 98.9%
(Cost $600,990) ($ Thousands)		$717,463

78	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	10	Mar-2026	$677	$686	$10
FTSE 100 Index	1	Mar-2026	132	134	1
Hang Seng Index	2	Jan-2026	332	329	(3)
S&P 500 Index E-MINI	8	Mar-2026	2,741	2,757	16
SPI 200 Index	2	Mar-2026	289	290	1
TOPIX Index	2	Mar-2026	439	437	(1)
			$4,610	$4,633	$24

A list of the open forward foreign currency contracts held by the Fund at December 31, 2025, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/05/26	DKK	4,948	USD	775	$(4)
Barclays PLC	01/05/26	CAD	13,928	USD	10,007	(156)
BNP Paribas	01/05/26	CHF	13,483	USD	16,908	(117)
BNP Paribas	02/02/26	SGD	5,635	USD	4,400	7
BNP Paribas	02/02/26	EUR	29,865	USD	35,186	62
BNP Paribas	02/02/26	NOK	56,150	USD	5,587	18
Brown Brothers Harriman	01/05/26	USD	74	DKK	472	—
Brown Brothers Harriman	01/05/26	USD	9	DKK	55	—
Brown Brothers Harriman	01/05/26	AUD	1	USD	–	—
Brown Brothers Harriman	01/05/26	AUD	223	USD	148	(1)
Brown Brothers Harriman	01/05/26	USD	406	AUD	613	3
Brown Brothers Harriman	01/05/26	USD	7	AUD	11	—
Brown Brothers Harriman	01/05/26	USD	444	SGD	572	1
Brown Brothers Harriman	01/05/26	DKK	60	USD	9	—
Brown Brothers Harriman	01/05/26	DKK	616	USD	97	—
Brown Brothers Harriman	01/05/26	USD	538	NOK	5,468	4
Brown Brothers Harriman	01/05/26	USD	173	NOK	1,738	(1)
Brown Brothers Harriman	01/05/26	USD	760	SEK	7,077	8
Brown Brothers Harriman	01/05/26	USD	9	SEK	79	—
Brown Brothers Harriman	01/05/26	SGD	16	USD	12	—
Brown Brothers Harriman	01/05/26	SGD	962	USD	745	(3)
Brown Brothers Harriman	01/05/26	USD	997	HKD	7,755	(1)
Brown Brothers Harriman	01/05/26	GBP	27	USD	36	—
Brown Brothers Harriman	01/05/26	GBP	1,049	USD	1,402	(9)
Brown Brothers Harriman	01/05/26	CAD	9	USD	6	—
Brown Brothers Harriman	01/05/26	CAD	1,080	USD	784	(4)
Brown Brothers Harriman	01/05/26	USD	1,611	CAD	2,227	14
Brown Brothers Harriman	01/05/26	USD	10	CAD	13	—
Brown Brothers Harriman	01/05/26	USD	1,777	GBP	1,327	9
Brown Brothers Harriman	01/05/26	USD	69	GBP	51	—
Brown Brothers Harriman	01/05/26	CHF	35	USD	44	—
Brown Brothers Harriman	01/05/26	CHF	1,949	USD	2,448	(13)
Brown Brothers Harriman	01/05/26	USD	1,877	CHF	1,490	4
Brown Brothers Harriman	01/05/26	USD	114	CHF	90	—
Brown Brothers Harriman	01/05/26	EUR	339	USD	399	1

SEI Institutional Managed Trust	79

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	01/05/26	EUR	2,257	USD	2,645	$(6)
Brown Brothers Harriman	01/05/26	SEK	19	USD	2	—
Brown Brothers Harriman	01/05/26	SEK	3,397	USD	366	(2)
Brown Brothers Harriman	01/05/26	USD	3,787	JPY	587,743	(36)
Brown Brothers Harriman	01/05/26	NOK	143	USD	14	—
Brown Brothers Harriman	01/05/26	NOK	5,395	USD	532	(3)
Brown Brothers Harriman	01/05/26	USD	7,182	EUR	6,134	23
Brown Brothers Harriman	01/05/26	USD	371	EUR	315	(1)
Brown Brothers Harriman	01/05/26	HKD	8,453	USD	1,087	—
Brown Brothers Harriman	01/05/26	JPY	566,133	USD	3,663	50
Brown Brothers Harriman	01/05/26	JPY	492,087	USD	3,130	(11)
Brown Brothers Harriman	02/02/26	USD	9	DKK	59	—
Brown Brothers Harriman	02/02/26	USD	22	AUD	32	—
Brown Brothers Harriman	02/02/26	AUD	36	USD	24	—
Brown Brothers Harriman	02/02/26	USD	42	SEK	389	—
Brown Brothers Harriman	02/02/26	USD	50	NOK	500	—
Brown Brothers Harriman	02/02/26	USD	63	SGD	80	—
Brown Brothers Harriman	02/02/26	SGD	65	USD	51	—
Brown Brothers Harriman	02/02/26	DKK	66	USD	10	—
Brown Brothers Harriman	02/02/26	USD	123	CAD	169	—
Brown Brothers Harriman	02/02/26	USD	135	HKD	1,051	—
Brown Brothers Harriman	02/02/26	CAD	150	USD	109	—
Brown Brothers Harriman	02/02/26	USD	156	GBP	116	—
Brown Brothers Harriman	02/02/26	GBP	162	USD	217	—
Brown Brothers Harriman	02/02/26	CHF	198	USD	250	—
Brown Brothers Harriman	02/02/26	USD	225	CHF	178	—
Brown Brothers Harriman	02/02/26	EUR	386	USD	454	—
Brown Brothers Harriman	02/02/26	USD	399	EUR	338	(1)
Brown Brothers Harriman	02/02/26	SEK	413	USD	45	—
Brown Brothers Harriman	02/02/26	USD	501	JPY	78,081	(1)
Brown Brothers Harriman	02/02/26	NOK	675	USD	67	—
Brown Brothers Harriman	02/02/26	HKD	890	USD	115	—
Brown Brothers Harriman	02/02/26	JPY	79,989	USD	512	—
Standard Chartered	01/05/26	AUD	2,848	USD	1,877	(23)
Standard Chartered	01/05/26	GBP	12,155	USD	16,167	(181)
Standard Chartered	01/05/26	EUR	33,727	USD	39,416	(200)
Standard Chartered	01/05/26	HKD	79,513	USD	10,223	6
Standard Chartered	02/02/26	SEK	38,581	USD	4,206	12
Westpac Banking	01/05/26	SGD	5,226	USD	4,046	(18)
Westpac Banking	01/05/26	SEK	42,219	USD	4,507	(73)
Westpac Banking	01/05/26	NOK	57,570	USD	5,713	6
Westpac Banking	01/05/26	JPY	5,350,562	USD	34,545	400
Westpac Banking	02/02/26	AUD	2,458	USD	1,648	9
Westpac Banking	02/02/26	DKK	5,095	USD	804	2
Westpac Banking	02/02/26	GBP	11,866	USD	16,019	63
Westpac Banking	02/02/26	CAD	12,810	USD	9,367	7
Westpac Banking	02/02/26	CHF	13,893	USD	17,662	61
Westpac Banking	02/02/26	HKD	80,148	USD	10,308	(2)
Westpac Banking	02/02/26	JPY	5,809,714	USD	37,350	176
						$79

80	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Global Managed Volatility Fund (Concluded)

Percentages are based on Net Assets of $725,536 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,318	$36,930	$(35,444)	$—	$—	$9,804	$80	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	81

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Communication Services — 9.8%
Alphabet Inc, Cl A	12,676	$3,968
Alphabet Inc, Cl C	22,672	7,114
AT&T Inc	470,977	11,699
Cargurus Inc, Cl A *	30,826	1,182
Comcast Corp, Cl A	521	15
Electronic Arts Inc	14,334	2,929
Fox Corp, Cl A	98,006	7,161
Madison Square Garden Sports Corp *	5,389	1,394
Meta Platforms Inc, Cl A	3,378	2,230
New York Times Co/The, Cl A	90,194	6,261
T-Mobile US Inc	21,573	4,380
Verizon Communications Inc	230,116	9,373
Yelp Inc, Cl A *	51,094	1,553
		59,259
Consumer Discretionary — 7.6%
ADT Inc	60,494	488
Amazon.com Inc, Cl A *	5,739	1,325
Autoliv Inc	4,309	511
AutoZone Inc *	3,042	10,317
Booking Holdings Inc	787	4,215
Darden Restaurants Inc	6,293	1,158
eBay Inc	34,245	2,983
Garmin Ltd	4,342	881
Grand Canyon Education Inc *	7,620	1,267
Honda Motor Co Ltd ADR	82,478	2,431
Mattel Inc *	86,875	1,724
McDonald's Corp	23,860	7,292
Murphy USA Inc	3,489	1,408
Texas Roadhouse Inc, Cl A	18,963	3,148
TJX Cos Inc/The	32,490	4,991
Toyota Motor Corp ADR	8,718	1,866
		46,005
Consumer Staples — 13.8%
Altria Group Inc	136,317	7,860
Archer-Daniels-Midland Co	5,547	319
Bunge Global SA	1,370	122
Casey's General Stores Inc	1,789	989
Church & Dwight Co Inc	67,498	5,660
Clorox Co/The	10,758	1,085
Coca-Cola Co/The	58,844	4,114
Coca-Cola Europacific Partners PLC	25,584	2,320
Colgate-Palmolive Co	33,005	2,608
Conagra Brands Inc	78,806	1,364
Costco Wholesale Corp	9,748	8,406
General Mills Inc	4,350	202
Hershey Co/The	32,131	5,847
Ingredion Inc	28,345	3,125
Kimberly-Clark Corp	2,775	280
Kroger Co/The	98,819	6,174
McCormick & Co Inc/MD	71,893	4,897
Metro Inc/CN, Cl A	32,693	2,356
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	20,008	$934
PepsiCo Inc	54,885	7,877
Philip Morris International Inc	10,405	1,669
Procter & Gamble Co/The	7,037	1,009
Tyson Foods Inc, Cl A	16,292	955
Walmart Inc	115,590	12,878
		83,050
Energy — 1.6%
Chevron Corp	178	27
DT Midstream Inc	7,200	862
EOG Resources Inc	8,159	857
Exxon Mobil Corp	15,322	1,844
Marathon Petroleum Corp	4,801	781
Shell PLC ADR	15,825	1,163
TotalEnergies	12,457	815
Williams Cos Inc/The	56,041	3,368
		9,717
Financials — 10.6%
Aflac Inc	58,453	6,446
Allstate Corp/The	40,175	8,362
American Financial Group Inc/OH	17,700	2,419
Bank of New York Mellon Corp/The	26,453	3,071
Berkshire Hathaway Inc, Cl B *	7,600	3,820
Cboe Global Markets Inc	24,565	6,166
Chubb Ltd	10,965	3,422
Citigroup Inc	30,106	3,513
Cullen/Frost Bankers Inc	10,482	1,327
Everest Group Ltd	6,960	2,362
Jack Henry & Associates Inc	10,939	1,996
Mastercard Inc, Cl A	602	344
National Bank of Canada	17,073	2,150
Progressive Corp/The	36,529	8,318
RenaissanceRe Holdings Ltd	12,315	3,462
State Street Corp	2,618	338
Travelers Cos Inc/The	12,700	3,684
Unum Group	10,310	799
Visa Inc, Cl A	1,929	677
Western Union Co/The	127,876	1,191
		63,867
Health Care — 15.4%
AbbVie Inc	48,800	11,150
Amgen Inc, Cl A	16,800	5,499
AstraZeneca PLC ADR	35,684	3,280
Bristol-Myers Squibb Co	65,023	3,507
Cardinal Health Inc	34,832	7,158
Cencora Inc, Cl A	14,860	5,019
Chemed Corp	350	150
CVS Health Corp	20,785	1,650
Elevance Health Inc	13,108	4,595
Eli Lilly & Co	2,387	2,565
Exelixis Inc *	75,792	3,322
Gilead Sciences Inc	53,921	6,618

82	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Incyte Corp *	55,952	$5,526
Jazz Pharmaceuticals PLC *	2,594	441
Johnson & Johnson	53,539	11,080
McKesson Corp	8,957	7,347
Merck & Co Inc	70,893	7,462
Neurocrine Biosciences Inc *	15,642	2,219
Pfizer Inc	41,260	1,027
Regeneron Pharmaceuticals Inc	721	557
United Therapeutics Corp *	5,491	2,676
		92,848
Industrials — 9.3%
Allison Transmission Holdings Inc	27,143	2,657
Automatic Data Processing Inc	11,453	2,946
Brink's Co/The	11,099	1,296
Carrier Global Corp	33,119	1,750
CH Robinson Worldwide Inc	20,796	3,343
Cintas Corp	2,514	473
CSG Systems International Inc	1,812	139
Cummins Inc	8,145	4,158
Donaldson Co Inc, Cl A	33,835	3,000
EMCOR Group Inc	750	459
General Dynamics Corp	9,200	3,097
Korn Ferry	21,725	1,434
L3Harris Technologies Inc	10,890	3,197
Landstar System Inc	11,414	1,640
Lockheed Martin Corp	5,885	2,846
Northrop Grumman Corp	12,612	7,192
Republic Services Inc	12,712	2,694
Rollins Inc	1,738	104
RTX Corp	18,211	3,340
Waste Management Inc	46,130	10,135
		55,900
Information Technology — 24.6%
Adobe Inc *	18,340	6,419
Alarm.com Holdings Inc *	130,264	6,646
Amdocs Ltd	73,793	5,941
Apple Inc	44,166	12,007
Arrow Electronics Inc, Cl A *	8,631	951
Autodesk Inc, Cl A *	16,199	4,795
Avnet Inc	172,159	8,277
Box Inc, Cl A *	20,753	621
Cisco Systems Inc	183,998	14,173
Cognizant Technology Solutions Corp, Cl A	108,252	8,985
Dolby Laboratories Inc, Cl A	44,318	2,846
Dropbox Inc, Cl A *	111,092	3,088
F5 Inc, Cl A *	17,272	4,409
Gartner Inc *	4,056	1,023
Gen Digital Inc	71,495	1,944
Hewlett Packard Enterprise Co	109,513	2,631
HP Inc	23,593	526
InterDigital Inc	6,462	2,057
International Business Machines Corp	26,025	7,709
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intuit Inc	7,567	$5,013
Microsoft Corp	26,520	12,826
Motorola Solutions Inc	22,133	8,484
NetApp Inc	47,616	5,099
Open Text Corp	51,325	1,672
Oracle Corp, Cl B	223	44
Progress Software Corp *	20,135	865
PTC Inc *	3,808	663
Roper Technologies Inc	5,850	2,604
Skyworks Solutions Inc	70,147	4,448
Synopsys Inc *	8,180	3,842
TD SYNNEX Corp	13,637	2,049
VeriSign Inc	16,704	4,058
Zoom Communications Inc, Cl A *	18,945	1,635
		148,350
Materials — 1.5%
AptarGroup Inc	6,262	764
Avery Dennison Corp	26,300	4,783
Royal Gold Inc, Cl A	6,381	1,418
Sealed Air Corp	11,318	469
Silgan Holdings Inc	37,000	1,494
Sonoco Products Co	9,504	415
		9,343
Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	1,781

Utilities — 4.3%
Ameren Corp	21,800	2,177
American Electric Power Co Inc	23,100	2,664
DTE Energy Co	25,361	3,271
Duke Energy Corp	26,375	3,092
Entergy Corp	34,800	3,217
National Fuel Gas Co	14,881	1,191
NextEra Energy Inc	16,568	1,330
Portland General Electric Co	39,600	1,900
Public Service Enterprise Group Inc	27,400	2,200
Southern Co/The	19,305	1,683
WEC Energy Group Inc	29,250	3,085
		25,810
Total Common Stock
(Cost $299,082) ($ Thousands)		595,930

SEI Institutional Managed Trust	83

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.640%**†	6,471,527	$6,472

Total Cash Equivalent
(Cost $6,472) ($ Thousands)		6,472

Total Investments in Securities — 99.9%
(Cost $305,554) ($ Thousands)		$602,402

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts S&P 500 Index E-MINI	3	Mar-2026	$1,043	$1,034	$(9)

Percentages are based on Net Assets of $602,723 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,312	$57,620	$(67,460)	$—	$—	$6,472	$106	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

84	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed International Managed Volatility Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 97.2%
Australia — 3.0%
Communication Services — 0.3%
REA Group Ltd	2,613	$318
Telstra Group Ltd, Cl B	120,998	392
		710
Consumer Discretionary — 0.4%
Harvey Norman Holdings Ltd	97,360	449
JB Hi-Fi Ltd	2,079	133
Wesfarmers Ltd	4,800	259
		841
Consumer Staples — 0.3%
a2 Milk Co Ltd/The	16,758	103
Coles Group Ltd	19,363	277
Metcash Ltd, Cl A	128,011	281
		661
Financials — 0.4%
Bendigo & Adelaide Bank Ltd	67,029	469
QBE Insurance Group Ltd	42,635	564
		1,033
Industrials — 1.1%
Aurizon Holdings Ltd	226,706	551
Brambles Ltd	77,252	1,179
Computershare Ltd	13,923	315
Qantas Airways Ltd	18,206	126
Ventia Services Group Pty Ltd	59,870	237
		2,408
Materials — 0.2%
Northern Star Resources Ltd	3,036	53
Orica Ltd	12,242	198
Rio Tinto Ltd	2,859	279
		530
Utilities — 0.3%
AGL Energy Ltd	97,752	605
Origin Energy Ltd	17,957	137
		742
Total Australia		6,925

Austria — 0.7%
Communication Services — 0.3%
Eurotelesites AG *	20,380	110
Telekom Austria AG, Cl A	63,332	669
		779
Industrials — 0.3%
ANDRITZ AG	8,783	684

Utilities — 0.1%
EVN AG	5,414	172
Total Austria		1,635

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Belgium — 1.0%
Communication Services — 0.2%
Proximus SADP	44,515	$369

Consumer Staples — 0.3%
Colruyt Group N.V	16,733	619

Financials — 0.4%
Ageas SA/NV	14,478	1,014

Industrials — 0.1%
Ackermans & van Haaren NV	1,304	354
Total Belgium		2,356

Canada — 2.2%
Communication Services — 0.2%
Cogeco Communications Inc	10,008	485

Consumer Discretionary — 0.2%
Canadian Tire Corp Ltd, Cl A	4,092	519

Consumer Staples — 0.3%
Loblaw Cos Ltd	13,296	602

Financials — 1.2%
Bank of Nova Scotia/The, Cl C	3,264	241
Canadian Imperial Bank of Commerce	11,017	1,000
Great-West Lifeco Inc, Cl Common Subs. Receipt	2,485	123
iA Financial Corp Inc	5,322	690
Power Corp of Canada	13,918	741
		2,795
Utilities — 0.3%
Atco Ltd/Canada, Cl I	14,578	600
Total Canada		5,001

China — 0.6%
Financials — 0.6%
BOC Hong Kong Holdings Ltd	248,200	1,259

Denmark — 2.5%
Consumer Staples — 0.3%
Carlsberg AS, Cl B	1,071	140
Scandinavian Tobacco Group A/S	13,102	197
Schouw & Co A/S	1,097	113
UIE PLC	2,890	176
		626
Financials — 2.0%
AL Sydbank	17,005	1,518
Danske Bank A/S	47,151	2,353
Jyske Bank A/S	2,041	279

SEI Institutional Managed Trust	85

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Tryg A/S	20,131	$526
		4,676
Health Care — 0.2%
Coloplast A/S, Cl B	2,216	190
H Lundbeck A/S	33,247	224
		414
Total Denmark		5,716

Finland — 0.5%
Consumer Staples — 0.1%
Kesko Oyj, Cl B	6,455	146

Health Care — 0.1%
Orion Oyj, Cl B	3,767	281

Information Technology — 0.0%
TietoEVRY Oyj	6,775	145

Materials — 0.3%
Kemira Oyj	27,488	630
Total Finland		1,202

France — 9.3%
Communication Services — 1.8%
Metropole Television SA	28,327	404
Orange SA	217,318	3,624
		4,028
Consumer Discretionary — 0.4%
Cie Generale des Etablissements Michelin
SCA	24,545	813

Consumer Staples — 1.4%
Carrefour SA	35,236	588
Danone SA	29,865	2,692
		3,280
Energy — 0.5%
Gaztransport Et Technigaz SA	643	118
TotalEnergies SE	16,951	1,104
		1,222
Financials — 1.1%
AXA SA	26,096	1,251
BNP Paribas SA	3,009	285
Credit Agricole SA	45,138	929
		2,465
Health Care — 0.8%
Sanofi SA	18,005	1,741

Industrials — 1.6%
Bouygues SA	23,415	1,216
Eiffage SA	6,980	999
Legrand SA	2,659	395

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Societe BIC SA	11,886	$718
SPIE SA	2,198	127
Thales SA, Cl A	968	261
		3,716
Information Technology — 0.0%
Dassault Systemes SE	3,124	87
Rallye SA *	776,984	–
		87
Materials — 0.2%
Air Liquide SA	1,997	375

Utilities — 1.5%
Engie SA	131,750	3,459
Total France		21,186

Germany — 6.3%
Communication Services — 1.5%
Deutsche Telekom AG	85,045	2,767
Freenet AG	6,309	217
Scout24 SE	2,709	272
United Internet AG	3,140	101
		3,357
Consumer Discretionary — 0.3%
Hornbach Holding AG & Co KGaA	7,535	738

Consumer Staples — 0.2%
Beiersdorf AG	2,047	225
Henkel AG & Co KGaA	1,777	135
		360
Financials — 2.2%
Allianz SE	1,638	757
Deutsche Bank AG	8,224	316
Deutsche Boerse AG	2,691	707
Hannover Rueck SE	1,509	469
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,726	1,793
Talanx AG	7,276	966
		5,008
Health Care — 0.6%
Fresenius Medical Care AG	7,300	348
Fresenius SE & Co KGaA	10,861	622
Siemens Healthineers AG	7,464	391
		1,361
Industrials — 0.9%
Daimler Truck Holding AG	8,497	368
Deutsche Post AG	15,655	853
GEA Group AG	5,405	365
Knorr-Bremse AG	2,220	246
Pfeiffer Vacuum Technology AG	628	117
		1,949

86	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.4%
Infineon Technologies AG	2,700	$118
Nemetschek SE	1,357	147
SAP SE	2,500	607
		872
Real Estate — 0.0%
Sirius Real Estate Ltd	84,189	109

Utilities — 0.2%
E.ON SE	29,555	559
Total Germany		14,313

Hong Kong — 3.3%
Communication Services — 0.9%
HKT Trust & HKT Ltd	1,141,738	1,690
PCCW Ltd	469,004	326
SmarTone Telecommunications Holdings Ltd	214,500	129
		2,145
Consumer Discretionary — 0.1%
Chow Sang Sang Holdings International Ltd	94,000	148
Luk Fook Holdings International Ltd	65,000	196
		344
Consumer Staples — 1.0%
WH Group Ltd	1,947,770	2,170

Financials — 0.2%
Bank of East Asia Ltd/The	47,300	81
Dah Sing Banking Group Ltd	239,389	328
		409
Industrials — 0.1%
CK Hutchison Holdings Ltd	42,500	289

Information Technology — 0.5%
VTech Holdings Ltd	148,700	1,173

Real Estate — 0.2%
CK Asset Holdings Ltd	83,000	420

Utilities — 0.3%
CLP Holdings Ltd, Cl B	18,300	163
HK Electric Investments & HK Electric Investments Ltd	301,200	244
Power Assets Holdings Ltd	26,200	186
		593
Total Hong Kong		7,543

Indonesia — 0.1%
Consumer Staples — 0.1%
First Resources Ltd	191,700	311

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Ireland — 0.1%
Consumer Staples — 0.1%
Glanbia PLC	14,522	$249

Israel — 2.8%
Communication Services — 0.2%
Bezeq The Israeli Telecommunication Corp Ltd	156,382	349

Consumer Staples — 0.1%
Shufersal Ltd	14,621	182

Financials — 1.2%
Bank Hapoalim BM	32,851	742
Bank Leumi Le-Israel BM	52,740	1,161
Isracard Ltd	–	–
Mizrahi Tefahot Bank Ltd	11,813	825
		2,728
Industrials — 0.1%
Elbit Systems Ltd	360	207

Information Technology — 1.2%
Check Point Software Technologies Ltd *	13,435	2,493
Nice Ltd ADR *	871	99
Nova Ltd *	317	104
Radware Ltd *	5,318	128
		2,824
Total Israel		6,290

Italy — 2.1%
Consumer Discretionary — 0.2%
Pirelli & C SpA	66,897	457

Energy — 0.4%
Eni SpA	44,745	848

Financials — 0.3%
Generali	9,889	413
Unipol Assicurazioni SpA	13,806	331
		744
Industrials — 0.1%
Leonardo SpA	3,208	183

Utilities — 1.1%
A2A SpA	383,146	1,036
ACEA SpA	15,969	413
Enel SpA	38,590	401
Italgas SpA	45,006	502
Terna - Rete Elettrica Nazionale	26,136	278
		2,630
Total Italy		4,862

SEI Institutional Managed Trust	87

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Japan — 25.4%
Communication Services — 0.7%
KDDI Corp	30,100	$521
Nippon Television Holdings Inc	12,600	306
NTT Inc	273,700	276
Okinawa Cellular Telephone Co	12,400	224
SoftBank Corp	202,000	277
		1,604
Consumer Discretionary — 3.6%
Autobacs Seven Co Ltd	10,000	105
Bandai Namco Holdings Inc	5,031	134
Bridgestone Corp	115,752	2,603
EDION Corp	18,700	253
Honda Motor Co Ltd	48,200	473
Isuzu Motors Ltd	30,900	482
Komeri Co Ltd	5,000	109
McDonald's Holdings Co Japan Ltd	23,400	953
Niterra Co Ltd	16,000	704
Sankyo Co Ltd	67,400	1,093
Sekisui House Ltd	17,200	384
Subaru Corp	10,300	222
Sumitomo Rubber Industries Ltd	26,200	405
Toyota Boshoku Corp	11,900	191
Yamada Holdings Co Ltd	68,700	227
		8,338
Consumer Staples — 2.5%
Arcs Co Ltd	20,400	441
Ezaki Glico Co Ltd	7,300	252
Fuji Nihon Corp	14,800	58
Heiwado Co Ltd	7,900	145
Itoham Yonekyu Holdings Inc	3,180	114
Japan Tobacco Inc	38,400	1,379
Kao Corp	6,000	239
Kewpie Corp	12,100	334
Kirin Holdings Co Ltd	3,100	46
Lion Corp	14,100	148
Megmilk Snow Brand Co Ltd	17,000	351
MEIJI Holdings Co Ltd	15,100	335
Morinaga & Co Ltd/Japan	8,800	149
NH Foods Ltd	10,900	455
Nichirei Corp	12,500	149
Nippn Corp	10,100	153
Nisshin Seifun Group Inc	20,900	256
Nitto Fuji Flour Milling Co Ltd	4,800	216
Sundrug Co Ltd	4,400	121
Valor Holdings Co Ltd	14,300	308
		5,649
Energy — 1.4%
ENEOS Holdings Inc	243,500	1,722
Idemitsu Kosan Co Ltd	20,600	156
Inpex Corp	52,200	1,043

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Itochu Enex Co Ltd	32,511	$393
		3,314
Financials — 2.8%
Iyogin Holdings Inc	16,200	264
Japan Post Bank Co Ltd	17,000	239
Japan Post Holdings Co Ltd	76,800	810
Mitsubishi HC Capital Inc	49,000	410
Mitsubishi UFJ Financial Group Inc	53,900	855
Mizuho Financial Group Inc	26,680	973
MS&AD Insurance Group Holdings Inc	6,600	155
Sompo Holdings Inc	7,000	237
Sumitomo Mitsui Financial Group Inc	19,300	620
Sumitomo Mitsui Trust Group Inc	34,000	1,035
Yamaguchi Financial Group Inc	57,100	775
		6,373
Health Care — 3.0%
Alfresa Holdings Corp	27,700	431
Astellas Pharma Inc	231,240	3,076
Daiichi Sankyo Co Ltd	7,300	155
Hoya Corp	1,500	227
Kaken Pharmaceutical Co Ltd	11,200	287
Kyowa Kirin Co Ltd	12,700	204
Medipal Holdings Corp	5,800	103
Mochida Pharmaceutical Co Ltd	4,600	104
Ono Pharmaceutical Co Ltd	16,100	223
Otsuka Holdings Co Ltd	9,400	531
Shionogi & Co Ltd	61,600	1,114
Takeda Pharmaceutical Co Ltd	5,200	161
Toho Holdings Co Ltd	5,000	149
		6,765
Industrials — 5.2%
ALSOK Co Ltd	14,200	111
Amada Co Ltd	19,600	232
Central Japan Railway Co	12,100	335
COMSYS Holdings Corp	5,800	169
EXEO Group Inc	13,600	226
Hazama Ando Corp	8,700	105
ITOCHU Corp	41,500	524
Kajima Corp	16,700	622
Kamigumi Co Ltd	5,400	174
Kanematsu Corp	31,000	356
Kinden Corp	10,400	451
Mabuchi Motor Co Ltd	15,000	138
Marubeni Corp	4,600	128
MIRAIT ONE corp	40,900	915
Mitsubishi Electric Corp	5,600	163
Mitsui & Co Ltd	6,200	184
Nagase & Co Ltd	20,800	506
NGK Insulators Ltd	22,800	489
NIPPON EXPRESS HOLDINGS INC	8,300	178
Obayashi Corp	11,100	232

88	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Okamura Corp	17,500	$256
Raito Kogyo Co Ltd	6,800	147
Sankyu Inc	7,300	394
Secom Co Ltd	43,131	1,532
Seino Holdings Co Ltd	26,400	397
Sekisui Chemical Co Ltd	40,400	679
Senko Group Holdings Co Ltd	24,100	300
Sojitz Corp	18,700	581
Sumitomo Corp	20,000	692
Sumitomo Heavy Industries Ltd	11,800	313
TOPPAN Holdings Inc	5,600	166
Zaoh Co Ltd	8,300	133
		11,828
Information Technology — 3.4%
Amano Corp	3,900	105
Anritsu Corp	22,500	322
Brother Industries Ltd	35,257	704
Canon Inc	95,337	2,819
Citizen Watch Co Ltd	41,900	341
FUJIFILM Holdings Corp	14,600	310
Kyocera Corp	9,600	135
NEC Corp	4,800	162
Nippon Electric Glass Co Ltd	14,700	578
Obic Co Ltd	5,900	185
Oracle Corp Japan	3,000	252
Otsuka Corp	11,800	243
Seiko Epson Corp	44,800	567
TIS Inc	27,800	933
Trend Micro Inc/Japan *	4,000	166
		7,822
Materials — 1.7%
Aica Kogyo Co Ltd	6,500	146
Asahi Kasei Corp	62,300	553
Daicel Corp	44,800	401
Daiki Aluminium Industry Co Ltd	9,400	72
Kaneka Corp	9,400	263
Kuraray Co Ltd	76,500	776
Kurimoto Ltd	25,500	272
Lintec Corp	11,700	330
Mitsubishi Chemical Group Corp, Cl B	18,100	106
Nippon Kayaku Co Ltd	12,700	136
Nippon Light Metal Holdings Co Ltd	12,300	200
Rengo Co Ltd	31,100	241
Toyo Seikan Group Holdings Ltd	12,500	305
		3,801
Real Estate — 0.2%
AEON REIT Investment Corp ‡	111	97
Keihanshin Building Co Ltd	4,100	51
Nippon Building Fund Inc ‡	280	255
		403
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Utilities — 0.9%
Chubu Electric Power Co Inc	9,400	$145
Electric Power Development Co Ltd	11,700	236
Kansai Electric Power Co Inc/The	4,800	75
Osaka Gas Co Ltd	45,200	1,570
		2,026
Total Japan		57,923

Jordan — 0.2%
Health Care — 0.2%
Hikma Pharmaceuticals PLC	21,579	449

Netherlands — 3.5%
Communication Services — 0.3%
Koninklijke KPN NV	168,679	788

Consumer Staples — 1.7%
Koninklijke Ahold Delhaize NV	92,439	3,788

Energy — 0.1%
Koninklijke Vopak NV	3,810	170
Shell PLC	773	28
		198
Financials — 1.1%
ABN AMRO Bank NV	11,295	394
HAL Trust	684	113
NN Group NV	26,065	2,010
		2,517
Industrials — 0.2%
Wolters Kluwer NV	4,170	432

Information Technology — 0.1%
ASML Holding NV, Cl G	279	299
Total Netherlands		8,022

New Zealand — 0.6%
Communication Services — 0.0%
Spark New Zealand Ltd	90,713	119

Energy — 0.2%
Channel Infrastructure NZ Ltd	211,528	355

Health Care — 0.2%
Fisher & Paykel Healthcare Corp Ltd	18,931	411

Utilities — 0.2%
Mercury NZ Ltd	76,685	286
Meridian Energy Ltd	33,890	109
		395
Total New Zealand		1,280

SEI Institutional Managed Trust	89

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Norway — 1.5%
Communication Services — 0.3%
Telenor ASA	42,434	$617

Consumer Staples — 0.4%
Orkla ASA	83,130	925

Financials — 0.6%
DNB Bank ASA	30,320	844
Sparebank 1 Oestlandet	8,206	168
SpareBank 1 Sor-Norge ASA	16,608	326
		1,338

Industrials — 0.1%
Veidekke ASA	12,515	221

Materials — 0.1%
Norsk Hydro ASA	27,354	211
Total Norway		3,312

Portugal — 0.5%
Communication Services — 0.1%
NOS SGPS SA	53,083	250

Consumer Staples — 0.3%
Sonae SGPS SA	372,187	705

Materials — 0.1%
Navigator Co SA/The	29,618	109
Total Portugal		1,064

Singapore — 4.2%
Consumer Staples — 0.2%
Sheng Siong Group Ltd	159,500	326

Financials — 2.8%
DBS Group Holdings Ltd	54,370	2,380
Oversea-Chinese Banking Corp Ltd	69,200	1,063
Singapore Exchange Ltd	128,800	1,695
United Overseas Bank Ltd	47,400	1,290
		6,428

Industrials — 1.2%
ComfortDelGro Corp Ltd	153,200	176
Jardine Cycle & Carriage Ltd	49,900	1,312
Jardine Matheson Holdings Ltd	11,500	785
Singapore Technologies Engineering Ltd	75,900	496
		2,769

Information Technology — 0.0%
Venture Corp Ltd	7,800	92
Total Singapore		9,615

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
South Africa — 0.0%
Energy — 0.0%
Thungela Resources Ltd	1,394	$8

Spain — 3.4%
Communication Services — 0.0%
Telefonica SA	22,289	91

Consumer Discretionary — 0.1%
Industria de Diseno Textil SA	2,962	195

Energy — 0.2%
Repsol SA, Cl A	24,593	459

Financials — 0.2%
CaixaBank SA	35,138	429

Health Care — 0.0%
Faes Farma SA	8,506	51

Industrials — 1.2%
ACS Actividades de Construccion y Servicios SA	9,001	893
Aena SME SA	3,870	108
Logista Integral SA	51,920	1,835
		2,836

Information Technology — 0.5%
Indra Sistemas SA	18,299	1,040

Utilities — 1.2%
Endesa SA	51,013	1,834
Iberdrola SA	31,422	680
Naturgy Energy Group SA	6,990	213
		2,727
Total Spain		7,828

Sweden — 1.9%
Communication Services — 0.3%
Telia Co AB	148,923	636

Consumer Discretionary — 0.1%
Betsson AB, Cl B	22,382	357

Consumer Staples — 0.1%
Essity AB, Cl B	5,818	167

Financials — 0.7%
Industrivarden AB, Cl C	6,086	272
Nordea Bank Abp, Cl A	1,492	28
Skandinaviska Enskilda Banken AB, Cl A	20,112	423
Swedbank AB, Cl A	27,466	952
		1,675

90	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Industrials — 0.3%
Epiroc AB, Cl B	14,193	$285
Loomis AB, Cl B	4,228	179
Securitas AB, Cl B	13,727	218
		682

Information Technology — 0.2%
Telefonaktiebolaget LM Ericsson ADR	44,703	431

Materials — 0.1%
Svenska Cellulosa AB SCA, Cl B	11,038	146

Real Estate — 0.1%
Nyfosa AB	18,045	145
Total Sweden		4,239

Switzerland — 9.2%
Communication Services — 0.3%
Swisscom AG	682	495
TX Group AG	559	116
		611

Consumer Staples — 0.2%
Chocoladefabriken Lindt & Spruengli AG	30	438
Nestle SA	1,229	122
		560

Financials — 2.3%
Berner Kantonalbank AG	404	158
EFG International AG	20,904	501
Helvetia Baloise Holding AG	95	25
Swiss Life Holding AG	619	713
Swiss Re AG	11,088	1,847
Thurgauer Kantonalbank	927	190
Valiant Holding AG	4,744	902
Vontobel Holding AG	1,329	107
Zurich Insurance Group AG	1,111	841
		5,284

Health Care — 3.7%
Alcon AG	3,282	260
Galderma Group AG	1,220	248
Galenica AG	1,040	128
Novartis AG	34,555	4,761
Roche Holding AG	5,971	2,465
Sandoz Group AG	2,688	195
Sonova Holding AG	1,166	302
		8,359

Industrials — 1.0%
ABB Ltd	9,006	664
Jungfraubahn Holding AG	590	212
Schindler Holding AG	1,721	647
SGS SA	5,893	674
		2,197

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.1%
ALSO Holding AG	606	$164
Logitech International SA	1,303	132
		296

Materials — 0.4%
Amrize Ltd *	1,850	100
EMS-Chemie Holding AG	68	47
Holcim AG	5,903	575
Sika AG	1,337	271
		993

Real Estate — 0.7%
PSP Swiss Property AG	2,617	474
Swiss Prime Site AG	7,950	1,234
		1,708

Utilities — 0.5%
BKW AG	4,974	1,055
Total Switzerland		21,063

United Kingdom — 12.3%
Communication Services — 0.7%
Auto Trader Group PLC	3,676	29
BT Group PLC, Cl A	311,718	771
Vodafone Group PLC	574,454	764
		1,564

Consumer Discretionary — 0.6%
Inchcape PLC	12,034	125
Kingfisher PLC	106,212	446
Next PLC, Cl A	518	95
Pearson PLC	47,153	665
		1,331

Consumer Staples — 4.8%
British American Tobacco PLC	24,922	1,410
Coca-Cola Europacific Partners PLC	2,095	190
Coca-Cola HBC AG	14,662	757
Imperial Brands PLC	83,157	3,484
J Sainsbury PLC	262,322	1,147
Magnum Ice Cream Co NV/The *	1,692	27
Premier Foods PLC	217,971	506
Tesco PLC	506,291	3,004
Unilever PLC	7,519	490
		11,015

Energy — 0.8%
BP PLC	63,273	368
Shell PLC	41,523	1,527
		1,895

Financials — 1.3%
3i Group PLC	9,964	436
Aviva PLC	30,303	278
HSBC Holdings PLC	98,762	1,551

SEI Institutional Managed Trust	91

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
IG Group Holdings PLC	27,040	$478
Lion Finance Group PLC	1,864	232
		2,975
Health Care — 1.3%
AstraZeneca PLC ADR	2,546	234
GSK PLC	86,250	2,110
Haleon PLC ADR	10,639	107
Haleon PLC	85,627	432
Smith & Nephew PLC	5,360	89
		2,972
Industrials — 2.1%
BAE Systems PLC	40,184	923
Balfour Beatty PLC	63,348	603
DCC PLC	1,124	70
Ferguson Enterprises Inc	1,009	223
Howden Joinery Group PLC	30,599	342
Mitie Group PLC	248,276	556
QinetiQ Group PLC	16,078	95
RELX PLC	15,743	633
Serco Group PLC	331,029	1,241
		4,686
Information Technology — 0.4%
Computacenter PLC	4,228	166
Sage Group PLC/The	51,498	747
		913
Materials — 0.1%
ATALAYA MINING COPPER SA	21,494	246

Real Estate — 0.0%
Supermarket Income Reit PLC ‡	94,831	104

Utilities — 0.2%
Centrica PLC	196,654	448
Total United Kingdom		28,149

Total Common Stock
(Cost $133,742) ($ Thousands)		221,800

PREFERRED STOCK — 0.5%
Germany — 0.5%
Consumer Staples — 0.5%
Henkel AG & Co KGaA(A)	13,970	1,139

Industrials — 0.0%
KSB SE & Co KGaA(A)	98	110

Total Preferred Stock
(Cost $980) ($ Thousands)		1,249

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.640%**†	901,435	$901
Total Cash Equivalent
(Cost $901) ($ Thousands)		901
Total Investments in Securities — 98.1%
(Cost $135,623) ($ Thousands)		$223,950

Percentages are based on Net Assets of $228,181 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

92	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Managed International Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	4	Mar-2026	$271	$275	$4
FTSE 100 Index	1	Mar-2026	133	133	–
TOPIX Index	1	Mar-2026	217	219	4
			$621	$627	$8

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,008	$5,320	$(6,427)	$—	$—	$901	$21	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations”.

SEI Institutional Managed Trust	93

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.6%

Real Estate — 97.6%
Agree Realty Corp ‡	21,460	$1,546
Alexandria Real Estate Equities Inc ‡	8,770	429
American Healthcare REIT Inc ‡	20,060	944
American Homes 4 Rent, Cl A ‡	39,100	1,255
American Tower Corp, Cl A ‡	23,980	4,210
Americold Realty Trust Inc ‡	13,790	177
Brixmor Property Group Inc ‡	71,090	1,864
Broadstone Net Lease Inc, Cl A ‡	26,640	463
BXP Inc ‡	8,170	551
Camden Property Trust ‡	16,700	1,838
CBRE Group Inc, Cl A *	10,470	1,683
Cousins Properties Inc ‡	37,624	970
Crown Castle Inc ‡	23,230	2,064
DiamondRock Hospitality Co ‡	49,060	440
Digital Realty Trust Inc, Cl A ‡	19,750	3,056
Diversified Healthcare Trust ‡	34,163	166
Douglas Emmett Inc ‡	20,270	223
EastGroup Properties Inc ‡	5,540	987
Empire State Realty Trust Inc, Cl A ‡	35,780	233
Equinix Inc ‡	5,340	4,091
Equity LifeStyle Properties Inc ‡	14,996	909
Equity Residential ‡	11,870	748
Essex Property Trust Inc ‡	3,000	785
Extra Space Storage Inc ‡	19,350	2,520
Federal Realty Investment Trust ‡	5,090	513
First Industrial Realty Trust Inc ‡	16,940	970
Healthcare Realty Trust Inc, Cl A ‡	44,070	747
Healthpeak Properties Inc ‡	35,120	565
Host Hotels & Resorts Inc ‡	49,970	886
InvenTrust Properties Corp ‡	12,140	342
Invitation Homes Inc ‡	35,660	991
Iron Mountain Inc ‡	17,250	1,431
Jones Lang LaSalle Inc *	1,120	377
Kimco Realty Corp ‡	85,180	1,727
Kite Realty Group Trust ‡	52,380	1,256
Lamar Advertising Co, Cl A ‡	1,260	159
Lineage Inc ‡	3,480	122
Macerich Co/The ‡	41,870	773
National Health Investors Inc ‡	9,460	722
NETSTREIT Corp ‡	36,060	636
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Omega Healthcare Investors Inc ‡	24,530	$1,088
Piedmont Office Realty Trust Inc, Cl A ‡	36,260	302
Prologis Inc ‡	27,140	3,465
Public Storage ‡	8,690	2,255
Realty Income Corp ‡	29,850	1,683
Rexford Industrial Realty Inc ‡	14,130	547
RLJ Lodging Trust ‡	19,020	142
Ryman Hospitality Properties Inc ‡	2,350	222
Sabra Health Care REIT Inc ‡	19,170	363
SBA Communications Corp, Cl A ‡	4,590	888
Simon Property Group Inc ‡	9,370	1,734
SL Green Realty Corp ‡	4,970	228
Sunstone Hotel Investors Inc ‡	15,480	138
UDR Inc ‡	51,620	1,893
Ventas Inc ‡	38,860	3,007
VICI Properties Inc, Cl A ‡	30,000	844
Vornado Realty Trust ‡	18,380	612
Welltower Inc ‡	31,180	5,787
Weyerhaeuser Co ‡	40,940	970
Xenia Hotels & Resorts Inc ‡	3,589	51
Zillow Group Inc, Cl A *	5,040	344

		70,932
Total Common Stock
(Cost $56,306) ($ Thousands)		70,932

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.640%**†	1,706,640	1,707
Total Cash Equivalent
(Cost $1,707) ($ Thousands)		1,707
Total Investments in Securities — 100.0%
(Cost $58,013) ($ Thousands)		$72,639

Percentages are based on Net Assets of $72,637 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,546	$3,888	$(3,727)	$—	$—	$1,707	$12	$—

Amounts designated as “—” are $0 or have been rounded to $0.	See “Glossary” for abbreviations.

94	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 40.0%

Agency Mortgage-Backed Obligations — 34.6%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$92	$94
7.000%, 04/01/2031 to 03/01/2039	33	35
6.500%, 10/01/2031 to 10/01/2055	4,241	4,494
6.000%, 02/01/2032 to 07/01/2055	31,805	32,989
5.500%, 12/01/2052 to 07/01/2055	29,000	29,590
5.000%, 06/01/2033 to 12/01/2054	11,515	11,577
4.500%, 04/01/2035 to 10/01/2053	19,866	19,543
4.000%, 08/01/2041 to 02/01/2053	28,497	27,314
3.500%, 01/01/2038 to 08/01/2053	23,605	22,216
3.000%, 10/01/2032 to 06/01/2052	57,025	51,466
2.500%, 10/01/2031 to 05/01/2052	68,971	59,650
2.000%, 01/01/2037 to 05/01/2052	54,665	45,457
FHLMC ARM
6.322%, RFUCCT1Y + 1.640%, 11/01/2048(A)	224	234
5.604%, SOFR30A + 2.330%, 07/01/2055(A)	824	836
5.435%, SOFR30A + 2.090%, 05/01/2055(A)	305	309
5.431%, SOFR30A + 2.330%, 08/01/2055(A)	714	722
5.335%, SOFR30A + 2.330%, 08/01/2055(A)	546	554
5.323%, SOFR30A + 2.105%, 08/01/2055(A)	441	449
5.284%, SOFR30A + 2.075%, 07/01/2055(A)	443	451
5.250%, SOFR30A + 2.075%, 07/01/2055(A)	1,140	1,155
5.190%, SOFR30A + 2.200%, 06/01/2055(A)	741	751
5.144%, SOFR30A + 2.060%, 07/01/2055(A)	425	430
5.100%, SOFR30A + 2.167%, 06/01/2055(A)	435	440
5.086%, SOFR30A + 2.095%, 11/01/2055(A)	1,246	1,257
5.078%, SOFR30A + 2.060%, 08/01/2055(A)	540	546
5.076%, SOFR30A + 2.187%, 08/01/2055(A)	250	253
5.013%, SOFR30A + 2.060%, 06/01/2055(A)	976	987
5.002%, RFUCCT1Y + 1.619%, 11/01/2047(A)	258	266
4.986%, SOFR30A + 2.258%, 02/01/2054(A)	329	334
4.977%, SOFR30A + 2.060%, 07/01/2055(A)	274	277
4.782%, SOFR30A + 2.146%, 01/01/2055(A)	871	879
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.734%, SOFR30A + 2.335%, 10/01/2054(A)	$712	$718
4.628%, SOFR30A + 2.352%, 03/01/2053(A)	1,076	1,075
4.201%, SOFR30A + 2.304%, 05/01/2053(A)	1,249	1,258
3.089%, RFUCCT1Y + 1.621%, 02/01/2050(A)	546	556
3.008%, RFUCCT1Y + 1.628%, 11/01/2048(A)	941	940
2.773%, RFUCCT1Y + 1.635%, 12/01/2050(A)	397	380
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	12	13
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	84	87
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	281	296
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	75	78
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	1	1
FHLMC CMO, Ser 2010-3693, Cl FC
4.598%, SOFR30A + 0.614%, 07/15/2040(A)	168	167
FHLMC CMO, Ser 2011-3919, Cl FA
4.598%, SOFR30A + 0.614%, 09/15/2041(A)	164	163
FHLMC CMO, Ser 2011-3958, Cl AF
4.548%, SOFR30A + 0.564%, 11/15/2041(A)	151	149
FHLMC CMO, Ser 2011-3975, Cl FA
4.588%, SOFR30A + 0.604%, 12/15/2041(A)	138	137
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	685	632
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	183	170
FHLMC CMO, Ser 2012-3990, Cl FG
4.548%, SOFR30A + 0.564%, 01/15/2042(A)	172	171
FHLMC CMO, Ser 2012-4059, Cl FP
4.548%, SOFR30A + 0.564%, 06/15/2042(A)	205	203
FHLMC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	352	335
FHLMC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	226	215
FHLMC CMO, Ser 2012-4091, Cl FN
4.818%, SOFR30A + 0.514%, 08/15/2042(A)	201	199
FHLMC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	259	244

SEI Institutional Managed Trust	95

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	$238	$216
FHLMC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	194	187
FHLMC CMO, Ser 2013-4184, Cl FN
4.448%, SOFR30A + 0.464%, 03/15/2043(A)	116	114
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	77	65
FHLMC CMO, Ser 2013-4240, Cl FA
4.598%, SOFR30A + 0.614%, 08/15/2043(A)	649	643
FHLMC CMO, Ser 2013-4281, Cl FA
4.498%, SOFR30A + 0.514%, 12/15/2043(A)	89	89
FHLMC CMO, Ser 2014-326, Cl F2
4.648%, SOFR30A + 0.664%, 03/15/2044(A)	253	252
FHLMC CMO, Ser 2014-4290, Cl LF
4.498%, SOFR30A + 0.514%, 07/15/2035(A)	268	265
FHLMC CMO, Ser 2014-4303, Cl FA
4.448%, SOFR30A + 0.464%, 02/15/2044(A)	163	161
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	140	128
FHLMC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	41	41
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	301	272
FHLMC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	1,066	1,013
FHLMC CMO, Ser 2016-4587, Cl AF
4.448%, SOFR30A + 0.464%, 06/15/2046(A)	280	278
FHLMC CMO, Ser 2016-4604, Cl FB
4.818%, SOFR30A + 0.514%, 08/15/2046(A)	555	549
FHLMC CMO, Ser 2016-4611, Cl BF
4.498%, SOFR30A + 0.514%, 06/15/2041(A)	2,106	2,085
FHLMC CMO, Ser 2016-4620, Cl LF
4.818%, SOFR30A + 0.514%, 10/15/2046(A)	298	296
FHLMC CMO, Ser 2016-4628, Cl KF
4.598%, SOFR30A + 0.614%, 01/15/2055(A)	348	341
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(C)	2,020	1,684
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	910	825
FHLMC CMO, Ser 2017-4709, Cl FA
4.398%, SOFR30A + 0.414%, 08/15/2047(A)	221	218
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	$322	$304
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	248	226
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	683	630
FHLMC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	269	243
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	163	145
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	327	296
FHLMC CMO, Ser 2018-4826, Cl KF
4.398%, SOFR30A + 0.414%, 09/15/2048(A)	218	213
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	5	5
FHLMC CMO, Ser 2018-4854, Cl FB
4.398%, SOFR30A + 0.414%, 01/15/2049(A)	560	553
FHLMC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	913	884
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	481	449
FHLMC CMO, Ser 2019-4903, Cl NF
4.389%, SOFR30A + 0.514%, 08/25/2049(A)	195	192
FHLMC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	428	398
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	427	382
FHLMC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	253	243
FHLMC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	246	208
FHLMC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	257	228
FHLMC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	312	264
FHLMC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	1,448	340
FHLMC CMO, Ser 2020-4988, Cl KF
4.339%, SOFR30A + 0.464%, 07/25/2050(A)	311	307
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	265	229
FHLMC CMO, Ser 2020-4993, Cl KF
4.439%, SOFR30A + 0.564%, 07/25/2050(A)	2,021	1,972
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	543	82

96	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-5004, Cl FM
4.339%, SOFR30A + 0.464%, 08/25/2050(A)	$405	$393
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,097	435
FHLMC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	379	351
FHLMC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	272	270
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	1,847	373
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	725	597
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	320	283
FHLMC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	453	385
FHLMC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	435	407
FHLMC CMO, Ser 2021-5119, Cl QF
4.074%, SOFR30A + 0.200%, 06/25/2051(A)	607	578
FHLMC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	384	348
FHLMC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	745	690
FHLMC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	598	542
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	440	414
FHLMC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	823	799
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,957
FHLMC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	285	277
FHLMC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	2,472	311
FHLMC CMO, Ser 2023-5335, Cl FB
4.798%, SOFR30A + 0.814%, 10/15/2039(A)	747	749
FHLMC CMO, Ser 2024-5396, Cl HF
4.824%, SOFR30A + 0.950%, 04/25/2054(A)	1,008	1,009
FHLMC CMO, Ser 2024-5399, Cl FB
4.774%, SOFR30A + 0.900%, 04/25/2054(A)	595	595
FHLMC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	462	400
FHLMC CMO, Ser 2024-5451, Cl FD
4.498%, SOFR30A + 0.514%, 01/15/2044(A)	318	314
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	$489	$427
FHLMC CMO, Ser 2024-5473, Cl BF
5.174%, SOFR30A + 1.300%, 11/25/2054(A)	641	645
FHLMC CMO, Ser 2025-5529, Cl HA
3.000%, 03/15/2043	358	342
FHLMC CMO, Ser 2025-5565, Cl QA
4.500%, 08/25/2055	1,705	1,702
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	453
FHLMC Multifamily Structured Pass-Through Certificates, Ser 150, Cl X1, IO
0.310%, 09/25/2032(A)	8,477	174
FHLMC Multifamily Structured Pass-Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(A)	14,635	178
FHLMC Multifamily Structured Pass-Through Certificates, Ser 154, Cl X1, IO
0.353%, 01/25/2033(A)	13,689	332
FHLMC Multifamily Structured Pass-Through Certificates, Ser 155, Cl X1, IO
0.264%, 04/25/2033(A)	8,969	174
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.872%, 06/25/2029(A)	1,936	52
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.145%, 06/25/2029(A)	4,850	180
FHLMC Multifamily Structured Pass-Through Certificates, Ser K106, Cl X1, IO
1.314%, 01/25/2030(A)	3,247	150
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.638%, 04/25/2030(A)	1,761	101
FHLMC Multifamily Structured Pass-Through Certificates, Ser K120, Cl X1, IO
1.027%, 10/25/2030(A)	5,355	212
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.509%, 03/25/2031(A)	8,961	194
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl X1, IO
0.393%, 12/25/2031(A)	11,947	198
FHLMC Multifamily Structured Pass-Through Certificates, Ser K149, Cl X1, IO
0.265%, 08/25/2032(A)	11,229	200
FHLMC Multifamily Structured Pass-Through Certificates, Ser K540, Cl AS
4.529%, SOFR30A + 0.520%, 11/25/2029(A)	744	743

SEI Institutional Managed Trust	97

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
0.905%, 05/25/2028(A)	$3,909	$75
FHLMC Multifamily Structured Pass-Through Certificates, Ser K745, Cl A1
0.836%, 06/25/2028	52	52
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.202%, 06/25/2027(A)	1,326	12
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q032, Cl A
4.950%, 11/25/2054(A)	282	286
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	318
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2016-1, Cl M2
3.750%, 09/25/2055(A)(D)	1,662	1,533
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2019-1, Cl M
4.750%, 07/25/2058(A)(D)	2,170	2,133
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.197%, 10/25/2037(A)	51	47
FNMA
7.500%, 10/01/2037 to 04/01/2039	48	51
7.000%, 09/01/2026 to 01/01/2039	45	48
6.500%, 03/01/2031 to 11/01/2055	3,554	3,759
6.000%, 02/01/2034 to 11/01/2055	31,064	32,150
5.500%, 02/01/2035 to 09/01/2056	57,092	58,121
5.000%, 06/01/2038 to 12/01/2054	25,376	25,471
4.500%, 06/01/2035 to 08/01/2058	37,088	36,507
4.200%, 01/01/2029	775	779
4.000%, 01/01/2027 to 09/01/2062	38,488	37,056
3.500%, 05/01/2033 to 09/01/2052	29,048	27,231
3.000%, 12/01/2031 to 07/01/2060	110,775	101,417
2.500%, 03/01/2035 to 09/01/2061	65,235	56,484
2.435%, 10/01/2051	1,979	1,254
2.000%, 05/01/2036 to 04/01/2052	80,973	67,521
1.850%, 09/01/2035	463	410
1.790%, 08/01/2031	517	452
FNMA ARM
5.922%, RFUCCT1Y + 1.604%, 03/01/2050(A)	528	551
5.603%, SOFR30A + 2.094%, 12/01/2053(A)	485	491
5.589%, SOFR30A + 2.060%, 08/01/2055(A)	765	777
5.379%, SOFR30A + 2.332%, 08/01/2054(A)	1,072	1,091
5.234%, SOFR30A + 2.318%, 02/01/2055(A)	1,207	1,225
5.052%, SOFR30A + 2.082%, 07/01/2055(A)	782	795
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.014%, SOFR30A + 2.050%, 08/01/2055(A)	$262	$266
4.964%, SOFR30A + 2.310%, 05/01/2055(A)	776	785
4.941%, SOFR30A + 2.164%, 04/01/2055(A)	652	660
4.857%, SOFR30A + 2.277%, 07/01/2054(A)	1,618	1,638
4.671%, SOFR30A + 2.298%, 04/01/2053(A)	3,306	3,349
4.633%, SOFR30A + 2.129%, 08/01/2052(A)	421	424
4.602%, SOFR30A + 2.123%, 08/01/2052(A)	678	680
4.584%, SOFR30A + 2.126%, 08/01/2052(A)	850	856
4.535%, SOFR30A + 2.330%, 04/01/2053(A)	2,718	2,717
4.359%, SOFR30A + 2.125%, 07/01/2052(A)	799	801
4.347%, SOFR30A + 2.161%, 01/01/2055(A)	801	812
4.133%, SOFR30A + 2.132%, 10/01/2052(A)	1,533	1,559
4.132%, SOFR30A + 2.129%, 11/01/2052(A)	502	508
4.102%, SOFR30A + 2.120%, 09/01/2052(A)	596	613
2.753%, RFUCCT1Y + 1.606%, 06/01/2050(A)	297	289
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	26	26
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	87	90
FNMA CMO, Ser 2006-112, Cl ST, IO
2.711%, 11/25/2036(A)	174	10
FNMA CMO, Ser 2009-103, Cl MB
6.553%, 12/25/2039(A)	12	12
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	176	158
FNMA CMO, Ser 2010-107, Cl FB
4.830%, SOFR30A + 0.524%, 09/25/2040(A)	153	152
FNMA CMO, Ser 2011-111, Cl DB
4.000%, 11/25/2041	322	314
FNMA CMO, Ser 2011-117, Cl AF
4.439%, SOFR30A + 0.564%, 11/25/2041(A)	139	138
FNMA CMO, Ser 2011-117, Cl FA
4.439%, SOFR30A + 0.564%, 11/25/2041(A)	322	320
FNMA CMO, Ser 2011-127, Cl FC
4.439%, SOFR30A + 0.564%, 12/25/2041(A)	149	147

98	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2011-142, Cl EF
4.489%, SOFR30A + 0.614%, 01/25/2042(A)	$168	$167
FNMA CMO, Ser 2011-55, Cl FH
4.429%, SOFR30A + 0.554%, 06/25/2041(A)	112	111
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	607	631
FNMA CMO, Ser 2012-106, Cl FA
4.329%, SOFR30A + 0.454%, 10/25/2042(A)	131	129
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	312	289
FNMA CMO, Ser 2012-12, Cl FA
4.489%, SOFR30A + 0.614%, 02/25/2042(A)	148	147
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	72	76
FNMA CMO, Ser 2012-47, Cl JF
4.489%, SOFR30A + 0.614%, 05/25/2042(A)	198	197
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	595	550
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	182	167
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	4,359	4,308
FNMA CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	182	159
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	87	93
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	628	650
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	343	316
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	252	225
FNMA CMO, Ser 2014-74, Cl FC
4.389%, SOFR30A + 0.514%, 11/25/2044(A)	163	161
FNMA CMO, Ser 2015-32, Cl FA
4.289%, SOFR30A + 0.414%, 05/25/2045(A)	323	316
FNMA CMO, Ser 2015-48, Cl FB
4.289%, SOFR30A + 0.414%, 07/25/2045(A)	381	373
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	287	251
FNMA CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	234	207
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	$581	$526
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	350	331
FNMA CMO, Ser 2016-11, Cl CF
4.339%, SOFR30A + 0.464%, 03/25/2046(A)	153	152
FNMA CMO, Ser 2016-11, Cl FG
4.339%, SOFR30A + 0.464%, 03/25/2046(A)	203	201
FNMA CMO, Ser 2016-19, Cl FD
4.389%, SOFR30A + 0.514%, 04/25/2046(A)	948	940
FNMA CMO, Ser 2016-22, Cl FA
4.389%, SOFR30A + 0.514%, 04/25/2046(A)	403	399
FNMA CMO, Ser 2016-22, Cl FG
4.389%, SOFR30A + 0.514%, 04/25/2046(A)	353	349
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	768	723
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	1,831	1,577
FNMA CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	355	334
FNMA CMO, Ser 2016-64, Cl PE
2.500%, 09/25/2046	363	281
FNMA CMO, Ser 2016-69, Cl BF
4.389%, SOFR30A + 0.514%, 10/25/2046(A)	324	321
FNMA CMO, Ser 2016-75, Cl FE
4.389%, SOFR30A + 0.514%, 10/25/2046(A)	245	243
FNMA CMO, Ser 2016-78, Cl FA
4.389%, SOFR30A + 0.514%, 03/25/2044(A)	155	153
FNMA CMO, Ser 2016-79, Cl FH
4.389%, SOFR30A + 0.514%, 11/25/2046(A)	249	247
FNMA CMO, Ser 2016-82, Cl FE
4.389%, SOFR30A + 0.514%, 11/25/2046(A)	540	536
FNMA CMO, Ser 2016-82, Cl FH
4.389%, SOFR30A + 0.514%, 11/25/2046(A)	502	497
FNMA CMO, Ser 2016-84, Cl FB
4.389%, SOFR30A + 0.514%, 11/25/2046(A)	239	237
FNMA CMO, Ser 2016-86, Cl FE
4.389%, SOFR30A + 0.514%, 11/25/2046(A)	627	621
FNMA CMO, Ser 2016-88, Cl CF
4.439%, SOFR30A + 0.564%, 12/25/2046(A)	421	417

SEI Institutional Managed Trust	99

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-91, Cl AF
4.389%, SOFR30A + 0.514%, 12/25/2046(A)	$217	$215
FNMA CMO, Ser 2017-11, Cl FA
4.389%, SOFR30A + 0.514%, 03/25/2047(A)	90	89
FNMA CMO, Ser 2017-113, Cl FB
4.239%, SOFR30A + 0.364%, 01/25/2048(A)	97	96
FNMA CMO, Ser 2017-12, Cl FD
4.389%, SOFR30A + 0.514%, 03/25/2047(A)	240	238
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	365	344
FNMA CMO, Ser 2017-23, Cl FA
4.389%, SOFR30A + 0.514%, 04/25/2047(A)	273	270
FNMA CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	960	852
FNMA CMO, Ser 2017-26, Cl FA
4.339%, SOFR30A + 0.464%, 04/25/2047(A)	619	614
FNMA CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	184	180
FNMA CMO, Ser 2017-82, Cl FE
4.239%, SOFR30A + 0.364%, 10/25/2047(A)	213	211
FNMA CMO, Ser 2017-9, Cl BF
4.389%, SOFR30A + 0.514%, 03/25/2047(A)	299	296
FNMA CMO, Ser 2017-9, Cl DF
4.389%, SOFR30A + 0.514%, 03/25/2047(A)	214	212
FNMA CMO, Ser 2017-9, Cl EF
4.389%, SOFR30A + 0.514%, 03/25/2047(A)	107	106
FNMA CMO, Ser 2017-96, Cl FB
4.289%, SOFR30A + 0.414%, 12/25/2047(A)	381	376
FNMA CMO, Ser 2018-1, Cl FA
4.239%, SOFR30A + 0.364%, 02/25/2048(A)	123	121
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	600	577
FNMA CMO, Ser 2018-33, Cl A
3.000%, 05/25/2048	5,316	4,809
FNMA CMO, Ser 2018-36, Cl FD
4.239%, SOFR30A + 0.364%, 06/25/2048(A)	508	502
FNMA CMO, Ser 2018-38, Cl FA
4.289%, SOFR30A + 0.414%, 06/25/2048(A)	3,219	3,140
FNMA CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	471	453
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	$535	$483
FNMA CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	370	336
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	103	103
FNMA CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	352	340
FNMA CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	347	313
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	266	260
FNMA CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	216	199
FNMA CMO, Ser 2019-15, Cl FA
4.489%, SOFR30A + 0.614%, 04/25/2049(A)	194	191
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	561	528
FNMA CMO, Ser 2019-41, Cl FG
4.489%, SOFR30A + 0.614%, 08/25/2059(A)	483	474
FNMA CMO, Ser 2019-43, Cl FC
4.389%, SOFR30A + 0.514%, 08/25/2049(A)	379	373
FNMA CMO, Ser 2019-67, Cl FB
4.439%, SOFR30A + 0.564%, 11/25/2049(A)	211	208
FNMA CMO, Ser 2019-79, Cl FA
4.489%, SOFR30A + 0.614%, 01/25/2050(A)	1,053	1,036
FNMA CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	258	235
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	477	79
FNMA CMO, Ser 2020-34, Cl AG
2.000%, 06/25/2035	934	894
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	446	270
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	310	262
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	895	728
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	775	689
FNMA CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	421	397
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	689	131
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	791	159
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,168	226

100	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	$1,373	$1,127
FNMA CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	88	79
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	238	216
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	759	624
FNMA CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	475	429
FNMA CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	206	178
FNMA CMO, Ser 2022-57, Cl FA
4.574%, SOFR30A + 0.700%, 09/25/2052(A)	4,647	4,570
FNMA CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	266	251
FNMA CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	604	532
FNMA CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	434	409
FNMA CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	2,539	309
FNMA CMO, Ser 2023-37, Cl FH
4.389%, SOFR30A + 0.514%, 01/25/2050(A)	770	758
FNMA CMO, Ser 2023-38, Cl FC
4.539%, SOFR30A + 0.664%, 06/25/2040(A)	571	570
FNMA CMO, Ser 2023-38, Cl FD
4.936%, SOFR30A + 0.864%, 10/25/2039(A)	169	165
FNMA CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	284	246
FNMA CMO, Ser 2025-95, Cl FC
4.574%, SOFR30A + 0.700%, 09/25/2052(A)	1,589	1,578
FNMA CMO, Ser 2025-98, Cl PK
4.500%, 08/25/2054	5,774	5,745
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	197	194
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	307	46
FNMA TBA
5.500%, 01/15/2056	14,050	14,247
5.000%, 01/15/2056	9,150	9,124
4.500%, 01/15/2056	6,575	6,418
4.000%, 01/15/2056	8,051	7,646
3.500%, 01/15/2056 to 02/15/2056	22,625	20,849
3.000%, 01/15/2056	9,295	8,220
2.500%, 01/15/2056	6,925	5,853
2.000%, 01/15/2056	3,575	2,889
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	$100	$95
GNMA
8.000%, 11/15/2029 to 09/15/2030	13	13
7.500%, 03/15/2029 to 10/15/2037	16	16
7.000%, 09/15/2031	6	6
6.500%, 07/15/2028 to 12/15/2035	324	336
6.000%, 01/15/2029 to 07/20/2055	5,153	5,283
5.625%, H15T1Y + 1.500%, 02/20/2034(A)	51	52
5.500%, 07/20/2060(A)	–	–
5.500%, 11/20/2052 to 08/20/2055	14,429	14,610
5.000%, 07/20/2040 to 08/20/2053	8,671	8,731
4.700%, 09/20/2061(A)	26	26
4.500%, 04/20/2041 to 10/20/2054	11,272	11,058
4.407%, 01/20/2069(A)	1	1
4.000%, 09/20/2047 to 10/20/2052	21,921	20,888
3.500%, 09/20/2045 to 11/20/2053	22,419	20,781
3.000%, 03/15/2043 to 06/20/2052	15,153	13,640
2.500%, 12/20/2037 to 03/20/2052	21,888	18,897
2.000%, 08/20/2050 to 10/20/2051	22,981	18,932
GNMA CMO, Ser 2007-78, Cl SA, IO
2.681%, 12/16/2037(A)	218	11
GNMA CMO, Ser 2009-66, Cl XS, IO
2.951%, 07/16/2039(A)	68	4
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	353	351
GNMA CMO, Ser 2010-4, Cl NS, IO
0.949%, 01/16/2040(A)	1,488	179
GNMA CMO, Ser 2012-34, Cl SA, IO
2.202%, 03/20/2042(A)	174	17
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	414	387
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	294	268
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	451	402
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	264	242
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	591	502
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	178	151
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	1,023	934
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	334	318
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	413	387
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	134	122
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	217	197

SEI Institutional Managed Trust	101

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	$362	$301
GNMA CMO, Ser 2021-105, Cl P
1.750%, 06/20/2051	1,783	1,469
GNMA CMO, Ser 2021-107, Cl DB
1.750%, 04/20/2051	1,681	1,387
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	307	257
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	2,338	2,004
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,339	1,109
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	2,033	1,785
GNMA CMO, Ser 2021-225, Cl YC
2.000%, 12/20/2051	328	282
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	431	341
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	419	418
GNMA CMO, Ser 2021-27, Cl CW
5.000%, 02/20/2051(A)	545	544
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	432	427
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	386	385
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	381	380
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	737	613
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	1,765	1,474
GNMA CMO, Ser 2022-138, Cl PT
2.500%, 10/20/2051	2,662	2,260
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	403	398
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	716	602
GNMA CMO, Ser 2022-197, Cl LF
4.618%, SOFR30A + 0.700%, 11/20/2052(A)	1,655	1,647
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	657	526
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	980	847
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,090	989
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	801	773
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	256	214
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	1,498	1,316
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	$1,409	$1,277
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	895	859
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	327	263
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	3,414	2,895
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	902	754
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	170
GNMA CMO, Ser 2023-81, Cl YJ
3.500%, 06/20/2053	1,582	1,389
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	2,345	2,247
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	689	600
GNMA CMO, Ser 2024-184, Cl GC
3.500%, 10/20/2051	12,316	11,914
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	319	297
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	7,704	7,449
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	296	213
GNMA TBA
5.500%, 01/01/2038	9,050	9,138
5.000%, 01/01/2040	15,175	15,139
4.500%, 01/15/2040	7,000	6,817
4.000%, 01/01/2040	6,350	5,998
3.500%, 01/15/2041	9,225	8,394
2.500%, 01/15/2056	16,700	14,402
GNMA, Ser 11, Cl IX, IO
1.161%, 12/16/2062(A)	2,985	246
GNMA, Ser 110, Cl IO, IO
0.876%, 11/16/2063(A)	2,263	152
GNMA, Ser 118, Cl IO, IO
0.886%, 06/16/2062(A)	3,502	219
GNMA, Ser 14, Cl IO, IO
1.332%, 06/16/2063(A)	2,548	234
GNMA, Ser 147, Cl KI, IO
1.144%, 06/16/2061(A)	2,518	205
GNMA, Ser 169, Cl IO, IO
1.112%, 06/16/2061(A)	2,800	228
GNMA, Ser 171, Cl IO, IO
0.652%, 09/16/2059(A)	5,142	190
GNMA, Ser 179, Cl IO, IO
0.611%, 09/16/2063(A)	7,931	343
GNMA, Ser 181, Cl IO, IO
0.970%, 07/16/2063(A)	2,862	197
GNMA, Ser 2012-112, Cl IO, IO
0.107%, 02/16/2053(A)	301	1

102	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 45, Cl IO, IO
0.545%, 03/16/2059(A)	$6,358	$216
GNMA, Ser 59, Cl IO, IO
0.570%, 02/16/2062(A)	3,265	140
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(A)	2,241	136
GNMA, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	2,453	271
GNMA, Ser 89, Cl IA, IO
1.169%, 04/16/2062(A)	2,942	238
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,069	1,570
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(A)	1,970	103

		1,226,597
Non-Agency Mortgage-Backed Obligations — 5.4%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035(D)	2,276	2,196
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(C)(D)	2,106	2,115
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
6.204%, TSFR6M + 2.428%, 06/25/2045(A)	13	13
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
5.880%, TSFR6M + 2.178%, 11/25/2045(A)	593	230
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
4.246%, TSFR1M + 0.514%, 03/25/2046(A)	1,570	1,422
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(D)	384	327
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(D)	3,712	3,555
Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067(C)(D)	1,563	1,557
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(A)(D)	1,790	1,754
BANK, Ser BNK40, Cl A4
3.390%, 03/15/2064(A)	605	566
BANK, Ser BNK44, Cl A5
5.743%, 11/15/2055(A)	387	412
BANK, Ser BNK48, Cl ASB
4.971%, 10/15/2057	680	695
BANK, Ser BNK51, Cl A5
5.290%, 12/25/2067	828	852
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK5, Ser 5YR19, Cl A3
5.270%, 12/15/2058	$695	$718
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(D)	2,455	2,214
Bayview Opportunity Master Fund VI Trust, Ser 2021-6, Cl A5
2.500%, 10/25/2051(A)(D)	4,701	4,212
BBCMS Mortgage Trust, Ser 5C33, Cl A4
5.839%, 03/15/2058	646	680
BBCMS Mortgage Trust, Ser 5C37, Cl A3
5.015%, 09/15/2058	163	167
BBCMS Mortgage Trust, Ser 5C38, Cl A3
5.146%, 11/15/2058	978	1,006
BBCMS Mortgage Trust, Ser C12, Cl A5
2.689%, 11/15/2054	260	233
BBCMS Mortgage Trust, Ser C17, Cl A5
4.441%, 09/15/2055	331	326
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	675	713
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	116	116
BBCMS Mortgage Trust, Ser C32, Cl A5
5.720%, 02/15/2062	1,450	1,542
BBCMS Mortgage Trust, Ser C35, Cl A5
5.586%, 07/15/2058(A)	244	257
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	472	445
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	188	186
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.481%, 05/25/2034(A)	4	3
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
5.761%, 10/25/2033(A)	146	133
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(A)	389	372
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
4.126%, TSFR1M + 0.394%, 03/25/2037(A)	1,969	1,879
Benchmark Mortgage Trust, Ser B25, Cl A4
2.268%, 04/15/2054	327	299
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	800	745
Benchmark Mortgage Trust, Ser B35, Cl A5
4.443%, 05/15/2055(A)	485	475
Benchmark Mortgage Trust, Ser B35, Cl AS
4.443%, 05/15/2055(A)	530	499

SEI Institutional Managed Trust	103

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BFLD Commercial Mortgage Trust, Ser 660F, Cl A
5.250%, TSFR1M + 1.500%, 11/15/2042(A)(D)	$1,405	$1,409
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	142	141
BMO Mortgage Trust, Ser C11, Cl A5
5.687%, 02/15/2058	496	523
BMO Mortgage Trust, Ser C12, Cl A5
5.871%, 06/15/2058(A)	328	351
BMP, Ser MF23, Cl D
6.141%, TSFR1M + 2.390%, 06/15/2041(A)(D)	780	782
BPR Commercial Mortgage Trust, Ser STAR, Cl A
4.947%, 11/05/2042(A)(D)	625	629
BRAVO Residential Funding Trust, Ser 2022-RPL1, Cl A1
2.750%, 09/25/2061(A)(D)	2,362	2,177
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/2064(C)(D)	1,121	1,131
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	107	106
BX Commercial Mortgage Trust, Ser AIRC, Cl A
5.441%, TSFR1M + 1.691%, 08/15/2041(A)(D)	590	591
BX Commercial Mortgage Trust, Ser BIO2, Cl D
7.713%, 08/13/2041(A)(D)	560	545
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(D)	2,000	1,858
BX Commercial Mortgage Trust, Ser VLT5, Cl A
5.410%, 11/13/2046(A)(D)	790	800
BX Commercial Mortgage Trust, Ser XL3, Cl A
5.512%, TSFR1M + 1.761%, 12/09/2040(A)(D)	609	609
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,200	1,139
BX Trust, Ser ARIA, Cl A
5.031%, 12/13/2042(A)(D)	1,575	1,589
BX Trust, Ser GW, Cl A
5.350%, TSFR1M + 1.600%, 07/15/2042(A)(D)	1,375	1,378
BX Trust, Ser LBA, Cl AV
4.666%, TSFR1M + 0.914%, 02/15/2036(A)(D)	356	356
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser VLT7, Cl A
5.450%, TSFR1M + 1.700%, 07/15/2044(A)(D)	$618	$619
BX Trust, Ser VLT7, Cl B
5.750%, TSFR1M + 2.000%, 07/15/2044(A)(D)	1,675	1,678
BX Trust, Ser VOLT, Cl A
5.450%, TSFR1M + 1.700%, 12/15/2044(A)(D)	1,139	1,140
BX Trust, Ser VOLT, Cl B
5.850%, TSFR1M + 2.100%, 12/15/2044(A)(D)	1,740	1,745
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	480	469
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	367
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,489
Chase Home Lending Mortgage Trust, Ser 2025-RPL1, Cl A1A
3.375%, 04/25/2065(A)(D)	495	447
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
5.884%, 02/25/2037(A)	3	3
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
6.312%, 02/25/2037(A)	2	2
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
6.886%, 06/25/2035(A)	1	1
CHI Commercial Mortgage Trust, Ser 110W, Cl A
5.102%, 12/13/2040(A)(D)	1,775	1,778
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,185	2,076
Citigroup Commercial Mortgage Trust, Ser C5, Cl AS
4.408%, 06/10/2051(A)	2,229	2,216
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.740%, 09/25/2033(A)	2	2
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(D)	475	403
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(D)	538	461
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	1,242	1,256

104	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser CR14, Cl B
3.553%, 02/10/2047(A)	$288	$282
COMM Mortgage Trust, Ser CR26, Cl C
4.613%, 10/10/2048(A)	870	821
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.424%, SOFR30A + 1.550%, 10/25/2041(A)(D)	1,081	1,086
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1B1
7.024%, SOFR30A + 3.150%, 12/25/2041(A)(D)	460	469
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
6.978%, 10/25/2033(A)	143	140
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(C)(D)	1,170	1,181
Cross Mortgage Trust, Ser 2025-H10, Cl A1
4.968%, 01/25/2071(A)(D)	2,905	2,905
CSAIL Commercial Mortgage Trust, Ser C16, Cl ASB
3.142%, 06/15/2052	336	332
CSMC Trust, Ser 2017-RPL1, Cl M2
2.974%, 07/25/2057(A)(D)	1,760	1,373
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(D)	1,402	1,268
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(D)	898	799
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	410	377
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(D)	3,425	2,997
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(D)	2,104	2,097
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,240	1,125
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068(C)(D)	981	978
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.374%, SOFR30A + 1.500%, 10/25/2041(A)(D)	4,597	4,610
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
4.846%, TSFR1M + 1.114%, 08/25/2034(A)	184	173
GCAT Trust, Ser 2025-INV2, Cl A1
6.000%, 05/25/2055(A)(D)	3,973	4,046
GCAT Trust, Ser 2025-NQM3, Cl A1
0.000%, 05/25/2070(C)(D)(E)	3,155	3,183
GPMT, Ser 2021-FL3, Cl A
5.349%, TSFR1M + 1.614%, 07/16/2035(A)(D)	72	72
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser SHIP, Cl A
4.322%, 09/10/2038(A)(D)	$1,235	$1,233
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(A)	588	559
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	947
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,073	1,058
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	2,132	2,102
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/2055(A)(D)	1,556	1,565
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
5.581%, 10/25/2033(A)	74	74
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	4	4
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	–	1
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
5.456%, 05/19/2034(A)	256	244
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,225	1,172
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(A)(D)	1,240	1,169
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	1,500	1,420
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP2, Cl A4
2.822%, 08/15/2049	980	973
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	170	169
JP Morgan Mortgage Trust Series, Ser 2025-NQM3, Cl A3
5.851%, 11/25/2065(C)(D)	3,211	3,235
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.305%, 11/25/2033(A)	4	4
JP Morgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(D)	111	97

SEI Institutional Managed Trust	105

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
5.750%, 04/25/2061(C)(D)	$350	$350
Lehman XS Trust, Ser 2007-16N, Cl 2A2
5.546%, TSFR1M + 1.814%, 09/25/2047(A)	2,891	2,668
LoanCore, Ser 2025-CRE9, Cl AS
5.435%, TSFR1M + 1.700%, 08/18/2042(A)(D)	1,200	1,200
MAD Commercial Mortgage Trust, Ser 11MD, Cl A
4.754%, 10/15/2042(A)(D)	1,395	1,400
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.631%, 10/15/2042(A)(D)	1,520	1,533
MASTR Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(B)(D)	1	1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.625%, 07/25/2033(A)	2	2
MF1, Ser 2021-FL7, Cl A
4.929%, TSFR1M + 1.194%, 10/16/2036(A)(D)	125	125
MF1, Ser 2025-FL17, Cl A
5.055%, TSFR1M + 1.320%, 02/18/2040(A)(D)	1,820	1,820
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(D)	187	166
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(D)	324	298
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(D)	269	260
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(A)	1,030	968
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.940%, 11/15/2049(A)	2,475	15
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	385	349
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.792%, 04/15/2055(A)	580	532
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054(A)(D)	919	937
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM4, Cl A2
5.791%, 06/25/2070(C)(D)	2,176	2,198
MSWF Commercial Mortgage Trust, Ser 2, Cl XA, IO
0.907%, 12/15/2056(A)	5,207	292
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(D)	$230	$208
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,395	1,390
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/2064(C)(D)	957	967
NJ Trust, Ser GSP, Cl A
6.481%, 01/06/2029(A)(D)	865	907
NRTH Commercial Mortgage Trust, Ser PARK, Cl A
5.143%, TSFR1M + 1.393%, 10/15/2040(A)(D)	830	831
NYC Commercial Mortgage Trust, Ser 1155, Cl A
5.833%, 06/10/2042(D)	2,036	2,084
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(D)	398	330
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(A)(D)	793	659
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,204	1,212
OBX Trust, Ser 2023-NQM3, Cl A1
5.949%, 02/25/2063(C)(D)	977	977
OBX Trust, Ser 2024-NQM10, Cl A3
6.433%, 05/25/2064(C)(D)	284	287
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(C)(D)	649	655
OBX Trust, Ser 2024-NQM9, Cl A1
6.030%, 01/25/2064(C)(D)	2,031	2,058
OBX Trust, Ser 2025-NQM3, Cl A1
5.648%, 12/01/2064(C)(D)	1,073	1,083
OBX Trust, Ser 2025-NQM6, Cl A1
5.603%, 03/25/2065(C)(D)	2,412	2,435
OBX Trust, Ser 2025-NQM7, Cl A1
5.560%, 05/25/2055(C)(D)	1,819	1,836
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(D)	3,027	2,729
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
4.674%, SOFR30A + 0.800%, 11/25/2054(A)(D)	1,270	1,271
Oceanview Mortgage Trust, Ser 2025-2, Cl AF1
4.724%, SOFR30A + 0.850%, 04/25/2055(A)(D)	1,179	1,181
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	1,570	1,457

106	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
4.446%, TSFR1M + 0.714%, 07/25/2037(A)	$1,646	$1,614
PMT Loan Trust, Ser 2024-INV1, Cl A3
5.500%, 10/25/2059(A)(D)	3,098	3,123
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	1	1
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(D)	1,181	1,179
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058(C)(D)	894	893
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(D)	1,939	1,971
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(D)	496	415
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(C)(D)	1,458	1,472
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/2055(C)(D)	1,904	1,906
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055(C)(D)	1,771	1,772
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(C)(D)	1,502	1,516
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/2055(A)(D)	845	850
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.796%, 12/25/2034(A)	163	149
Saluda Grade Alternative Mortgage Trust, Ser 2025-LOC4, Cl A1A
5.704%, SOFR30A + 1.750%, 06/25/2055(A)(D)	2,974	2,978
SCMS Mortgage Trust, Ser BNC1, Cl A2
4.502%, 12/15/2057(D)	1,480	1,481
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.067%, 10/25/2048(A)(D)	729	732
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(A)(D)	390	334
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(D)	75	65
SG Commercial Mortgage Securities Trust, Ser C5, Cl A3
2.779%, 10/10/2048	352	351
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(D)	$65	$62
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(D)	431	385
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
4.226%, TSFR1M + 0.494%, 09/25/2047(A)	1,656	1,538
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
6.414%, 07/25/2033(A)	9	9
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
5.444%, 12/25/2033(A)	5	5
SWCH Commercial Mortgage Trust, Ser DATA, Cl A
5.193%, TSFR1M + 1.443%, 02/15/2042(A)(D)	950	941
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(D)	225	221
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(D)	404	394
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(D)	295	278
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	401	397
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(D)	181	164
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(D)	366	335
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(D)	329	291
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(D)	424	359
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(D)	1,028	897
Verus Securitization Trust, Ser 2021-7, Cl A1
2.829%, 10/25/2066(C)(D)	504	463
Verus Securitization Trust, Ser 2021-8, Cl A1
2.824%, 11/25/2066(A)(D)	447	415
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(D)	78	76
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(D)	142	136

SEI Institutional Managed Trust	107

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2024-6, Cl A3
6.154%, 07/25/2069(C)(D)	$321	$323
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.690%, 10/25/2033(A)	11	11
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.451%, 09/25/2033(A)	13	13
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
6.885%, 06/25/2033(A)	1	1
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	32	32
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.362%, 06/25/2034(A)	8	7
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
5.406%, TSFR1M + 1.674%, 10/25/2045(A)	96	95
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.366%, TSFR1M + 0.634%, 11/25/2045(A)	2,576	2,436
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
4.729%, 12MTA + 0.700%, 02/25/2047(A)	801	749
WBHT Commercial Mortgage Trust, Ser WBM, Cl A
5.492%, TSFR1M + 1.742%, 06/15/2042(A)(D)	1,685	1,690
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.142%, 11/15/2059(A)	4,172	16
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl A3
5.673%, 05/15/2058	1,270	1,327
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl AS
6.093%, 05/15/2058	375	393
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(A)	245	223

		189,675

Total Mortgage-Backed Securities
(Cost $1,434,162) ($ Thousands)		1,416,272
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 30.1%
U.S. Treasury Bonds
4.875%, 08/15/2045	$15,380	$15,529
4.750%, 08/15/2055	33,126	32,567
4.625%, 11/15/2045	60,338	58,962
4.625%, 11/15/2055	68,706	66,194
3.625%, 08/31/2029	10,160	10,158
3.375%, 11/15/2048	15,425	12,204
3.125%, 05/15/2048	32,663	24,807
3.000%, 02/15/2048	2,659	1,979
3.000%, 08/15/2048	14,951	11,070
3.000%, 02/15/2049	22,420	16,516
2.875%, 05/15/2052	8,545	5,971
2.500%, 05/15/2046	11,790	8,177
2.375%, 02/15/2042	4,054	2,984
2.250%, 08/15/2046	11,725	7,716
2.250%, 08/15/2049	11,496	7,210
2.000%, 11/15/2041	13,863	9,675
2.000%, 02/15/2050	13,705	8,034
2.000%, 08/15/2051	15,470	8,862
1.750%, 08/15/2041	40,339	27,218
1.625%, 11/15/2050	9,067	4,760
1.375%, 11/15/2040	5,611	3,642
1.375%, 08/15/2050	15,250	7,498
1.125%, 08/15/2040	5,111	3,210
U.S. Treasury Notes
4.625%, 09/30/2030	6,996	7,270
4.500%, 05/15/2027	33,745	34,193
4.125%, 01/31/2027	4,105	4,131
4.125%, 02/28/2027	5,085	5,119
4.125%, 08/31/2030	6,725	6,843
4.000%, 07/31/2030	9,000	9,114
4.000%, 11/15/2035	68,847	67,857
3.875%, 05/31/2027	8,710	8,755
3.875%, 07/31/2027	19,735	19,850
3.875%, 12/31/2032	66,153	65,864
3.750%, 06/30/2027	7,975	8,006
3.750%, 06/30/2030	7,054	7,071
3.625%, 03/31/2030	31,880	31,820
3.625%, 12/31/2030	169,705	168,896
3.500%, 09/30/2027	22,020	22,024
3.500%, 10/31/2027	22,950	22,955
3.500%, 10/15/2028	22,184	22,162
3.500%, 11/15/2028	15,325	15,308
3.500%, 12/15/2028	67,684	67,605
3.500%, 11/30/2030	44,523	44,074
3.375%, 11/30/2027	15,336	15,307
3.375%, 12/31/2027	17,334	17,300
2.500%, 03/31/2027	2,105	2,079
2.375%, 03/31/2029	33,115	31,904
1.750%, 01/31/2029	2,000	1,895

108	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.500%, 08/31/2027		$2,885	$2,747

Total U.S. Treasury Obligations
(Cost $1,074,503) ($ Thousands)			1,065,092

CORPORATE OBLIGATIONS — 21.3%

Communication Services — 2.0%
Alphabet
5.450%, 11/15/2055		2,335	2,291
5.300%, 05/15/2065		492	463
5.250%, 05/15/2055		492	471
4.700%, 11/15/2035		2,832	2,833
4.375%, 11/15/2032		438	439
3.500%, 11/06/2038	EUR	445	505
Altice Financing
9.625%, 07/15/2027 (D)		$469	361
Altice France
9.500%, 11/01/2029 (D)(F)		25	26
6.500%, 04/15/2032 (D)(F)		34	32
AT&T
5.700%, 11/01/2054		2,151	2,063
5.550%, 11/01/2045		476	458
4.900%, 11/01/2035		2,079	2,053
3.800%, 12/01/2057		453	312
3.650%, 09/15/2059		326	215
3.550%, 09/15/2055		6,120	4,074
3.500%, 06/01/2041		246	194
3.500%, 09/15/2053		2,197	1,470
CCO Holdings
4.750%, 02/01/2032 (D)		300	274
Charter Communications Operating
6.700%, 12/01/2055		631	605
6.100%, 06/01/2029		1,140	1,190
5.850%, 12/01/2035		2,044	2,039
5.500%, 04/01/2063		182	143
5.250%, 04/01/2053		318	251
4.800%, 03/01/2050		315	237
3.900%, 06/01/2052		770	497
3.700%, 04/01/2051		255	161
3.500%, 06/01/2041		132	94
3.500%, 03/01/2042		1,427	990
Comcast
5.350%, 05/15/2053		166	149
4.600%, 10/15/2038		1,320	1,229
4.049%, 11/01/2052		248	181
2.987%, 11/01/2063		288	156
2.937%, 11/01/2056		590	332
DISH Network
11.750%, 11/15/2027 (D)		104	108
EchoStar
10.750%, 11/30/2029		56	62
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Getty Images
10.500%, 11/15/2030 (D)		$235	$237
Global Switch Finance BV MTN
1.375%, 10/07/2030	EUR	580	637
Meta Platforms
5.750%, 11/15/2065		$293	279
5.625%, 11/15/2055		5,513	5,291
5.550%, 08/15/2064		2,693	2,498
5.500%, 11/15/2045		498	484
5.400%, 08/15/2054		2,301	2,141
4.875%, 11/15/2035		2,836	2,832
4.600%, 11/15/2032		878	885
4.200%, 11/15/2030		1,261	1,264
Paramount Global
6.875%, 04/30/2036		1,345	1,323
5.900%, 10/15/2040		1,155	1,002
Scripps Escrow II
3.875%, 01/15/2029 (D)		65	60
Sinclair Television Group
8.125%, 02/15/2033 (D)		45	47
Sirius XM Radio
5.000%, 08/01/2027 (D)		16	16
Snap
6.875%, 03/01/2033 (D)		255	264
Sprint Spectrum
5.152%, 03/20/2028 (D)		1,598	1,612
Time Warner Cable
7.300%, 07/01/2038		2,470	2,646
6.750%, 06/15/2039		10	10
6.550%, 05/01/2037		268	274
5.875%, 11/15/2040		3,280	3,035
5.500%, 09/01/2041		400	351
4.500%, 09/15/2042		155	119
Time Warner Entertainment
8.375%, 07/15/2033		270	312
T-Mobile USA
5.700%, 01/15/2056		2,605	2,542
3.875%, 04/15/2030		285	280
3.750%, 04/15/2027		2,105	2,098
3.400%, 10/15/2052		1,215	817
Verizon Communications
6.000%, 11/30/2065		782	772
5.875%, 11/30/2055		783	773
5.750%, 11/30/2045		396	393
5.250%, 04/02/2035		1,593	1,619
5.000%, 01/15/2036		3,262	3,234
4.750%, 01/15/2033		2,257	2,255
4.272%, 01/15/2036		765	717
2.987%, 10/30/2056		521	310
2.650%, 11/20/2040		155	111
Virgin Media Secured Finance
5.500%, 05/15/2029 (D)		250	246

SEI Institutional Managed Trust	109

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virgin Media Vendor Financing Notes III DAC
4.875%, 07/15/2028	GBP	235	$308
Vmed O2 UK Financing I
4.750%, 07/15/2031 (D)		$630	582
VZ Secured Financing BV
5.000%, 01/15/2032 (D)		70	63
Warnermedia Holdings
5.141%, 03/15/2052		341	225
5.050%, 03/15/2042		17	12
Zayo Group Holdings
9.250%, 03/09/2030 (D)		32	30
			71,964

Consumer Discretionary — 0.8%
Amazon.com
5.550%, 11/20/2065		1,361	1,320
5.450%, 11/20/2055		496	484
4.650%, 11/20/2035		2,179	2,170
4.350%, 03/20/2033		855	853
4.100%, 11/20/2030		684	685
3.900%, 11/20/2028		684	686
AutoZone
5.125%, 06/15/2030		795	820
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (D)		175	167
BMW US Capital
5.050%, 03/21/2030 (D)		550	564
4.500%, 08/11/2030 (D)		760	764
Caesars Entertainment
7.000%, 02/15/2030 (D)		460	476
CSC Holdings
11.750%, 01/31/2029 (D)		1,960	1,456
6.500%, 02/01/2029 (D)		36	24
4.125%, 12/01/2030 (D)		590	362
3.375%, 02/15/2031 (D)		200	121
Dick's Sporting Goods
4.100%, 01/15/2052		646	472
FDJ UNITED
3.375%, 11/21/2033	EUR	700	807
Ferrellgas
9.250%, 01/15/2031 (D)		$480	494
5.875%, 04/01/2029 (D)		652	627
Flutter Treasury DAC
6.125%, 06/04/2031	GBP	300	406
Ford Motor Credit
2.900%, 02/10/2029		$1,193	1,121
General Motors Financial
2.700%, 06/10/2031		1,304	1,181
Grand Canyon University
5.125%, 10/01/2028		180	179
Great Canadian Gaming
8.750%, 11/15/2029 (D)		122	123
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hilton Domestic Operating
6.125%, 04/01/2032 (D)		$270	$280
Home Depot
3.625%, 04/15/2052		251	183
Hyundai Capital America
5.300%, 06/24/2029 (D)		530	545
5.150%, 03/27/2030 (D)		519	532
4.500%, 09/18/2030 (D)		446	446
Las Vegas Sands
6.000%, 06/14/2030		1,135	1,189
Lowe's
4.850%, 10/15/2035		741	735
4.250%, 03/15/2031		796	793
4.250%, 04/01/2052		557	439
3.500%, 04/01/2051		420	291
McDonald's MTN
6.300%, 03/01/2038		393	435
MercadoLibre
4.900%, 01/15/2033		696	689
Ontario Gaming GTA
8.000%, 08/01/2030 (D)		63	60
Robert Bosch GmbH MTN
4.375%, 06/02/2043	EUR	500	578
Toyota Motor Credit
5.100%, 03/21/2031		$1,190	1,236
Volkswagen Financial Services
3.875%, 11/19/2031	EUR	700	829
Volkswagen Group of America Finance
5.800%, 03/27/2035 (D)		$360	373
5.650%, 03/25/2032 (D)		115	119
Volkswagen International Finance
7.875%, EUSA9 + 4.783%(A)(G)	EUR	400	541
Voyager Parent
9.250%, 07/01/2032 (D)		$129	137
			26,792

Consumer Staples — 1.1%
Altria Group
5.250%, 08/06/2035		1,525	1,544
4.875%, 02/04/2028		455	463
3.875%, 09/16/2046		280	210
Anheuser-Busch
4.900%, 02/01/2046		1,357	1,255
4.700%, 02/01/2036		3,171	3,139
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039		907	939
BAT Capital
7.081%, 08/02/2053		188	213
6.250%, 08/15/2055		520	536
5.834%, 02/20/2031		1,475	1,565
5.350%, 08/15/2032		2,390	2,483
4.625%, 03/22/2033		1,860	1,850
4.540%, 08/15/2047		734	609

110	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bunge Finance
5.150%, 08/04/2035	$887	$901
Campbell's
4.550%, 03/21/2031	870	866
Imperial Brands Finance
5.625%, 07/01/2035 (D)	686	704
3.500%, 07/26/2026 (D)	635	632
Japan Tobacco
5.250%, 06/15/2030 (D)	1,695	1,759
JBS USA Holding Lux SARL
7.250%, 11/15/2053	518	580
6.750%, 03/15/2034	1,337	1,477
6.500%, 12/01/2052	2,619	2,700
6.375%, 04/15/2066 (D)	178	177
5.750%, 04/01/2033	221	231
3.625%, 01/15/2032	909	851
3.000%, 02/02/2029	60	58
3.000%, 05/15/2032	1,072	962
Keurig Dr Pepper
5.300%, 03/15/2034	675	688
Kroger
5.500%, 09/15/2054	780	743
Mars
5.200%, 03/01/2035 (D)	1,465	1,506
Opal Bidco SAS
6.500%, 03/31/2032 (D)	50	51
PepsiCo
4.300%, 07/23/2030	474	479
4.100%, 01/15/2029	855	859
Philip Morris International
5.375%, 02/15/2033	810	847
4.875%, 04/30/2035	1,359	1,363
4.375%, 04/30/2030	1,282	1,290
4.125%, 04/28/2028	1,514	1,521
Pilgrim's Pride
3.500%, 03/01/2032	350	323
Reynolds American
8.125%, 05/01/2040	570	676
5.850%, 08/15/2045	490	482
Spectrum Brands
3.875%, 03/15/2031 (D)	655	535
		38,067

Energy — 1.1%
Aker BP
5.800%, 10/01/2054 (D)	160	146
5.250%, 10/30/2035 (D)	1,196	1,168
BP Capital Markets America
4.893%, 09/11/2033	715	728
4.812%, 02/13/2033	1,440	1,458
Chevron USA
4.300%, 10/15/2030	615	621
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Continental Resources
2.268%, 11/15/2026 (D)	$2,075	$2,032
Devon Energy
5.750%, 09/15/2054	690	634
Diamondback Energy
5.900%, 04/18/2064	385	364
5.750%, 04/18/2054	580	548
Ecopetrol
5.875%, 05/28/2045	516	384
Energy Transfer
6.550%, 12/01/2033	490	537
6.050%, 09/01/2054	347	334
6.000%, 02/01/2029 (D)	642	649
5.950%, 05/15/2054	1,219	1,155
5.700%, 04/01/2035	1,020	1,056
5.300%, 04/15/2047	262	232
5.250%, 07/01/2029	655	674
Eni
5.950%, 05/15/2054 (D)	200	198
Enterprise Products Operating
5.200%, 01/15/2036	1,025	1,043
4.950%, 02/15/2035	765	774
EOG Resources
4.400%, 01/15/2031	993	997
Equinor
5.125%, 06/03/2035	297	305
4.750%, 11/14/2035	672	669
4.500%, 09/03/2030	292	296
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (D)	458	404
2.160%, 03/31/2034 (D)	503	455
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (D)	965	1,005
Hess
6.000%, 01/15/2040	2,885	3,114
5.800%, 04/01/2047	770	789
HF Sinclair
5.000%, 02/01/2028	1,595	1,595
KazMunayGas National JSC
3.500%, 04/14/2033	200	181
Kinder Morgan
5.200%, 03/01/2048	205	187
5.150%, 06/01/2030	165	171
Kinder Morgan Energy Partners
5.500%, 03/01/2044	365	350
ONEOK
6.250%, 10/15/2055	443	444
5.850%, 11/01/2064	105	98
5.700%, 11/01/2054	759	707
5.400%, 10/15/2035	3,150	3,183
5.050%, 11/01/2034	135	134
Petroleos Mexicanos MTN
6.750%, 09/21/2047	351	289

SEI Institutional Managed Trust	111

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Phillips 66
1.300%, 02/15/2026	$255	$254
Saudi Arabian Oil
6.375%, 06/02/2055 (D)	1,470	1,537
Shell International Finance BV
3.625%, 08/21/2042	440	354
Sunoco
7.875%, H15T5Y + 4.230%(A)(D)(G)	685	704
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,343
TransCanada PipeLines
4.625%, 03/01/2034	960	935
Transocean International
8.750%, 02/15/2030 (D)	86	90
Transocean Titan Financing
8.375%, 02/01/2028 (D)	63	64
Venture Global LNG
9.875%, 02/01/2032 (D)	551	569
9.000%, H15T5Y + 5.440%(A)(D)(G)	626	494
8.125%, 06/01/2028 (D)	72	73
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (D)	283	290
6.500%, 06/15/2034 (D)	26	26
6.125%, 12/15/2030 (D)	269	274
		37,115

Financials — 6.7%
AIB Group MTN
5.871%, SOFRINDX + 1.910%, 03/28/2035 (A)(D)	1,035	1,092
American Express
5.442%, SOFRINDX + 1.320%, 01/30/2036 (A)	620	644
5.389%, SOFRRATE + 0.970%, 07/28/2027 (A)	3,465	3,492
4.918%, SOFRRATE + 1.220%, 07/20/2033 (A)	2,390	2,432
American International Group
5.450%, 05/07/2035	195	203
Ares Management
5.600%, 10/11/2054	390	369
Athene Global Funding
3.205%, 03/08/2027 (D)	635	625
2.950%, 11/12/2026 (D)	1,350	1,336
1.608%, 06/29/2026 (D)	510	504
Atlas Warehouse Lending
4.625%, 11/15/2028 (D)	1,900	1,907
Avolon Holdings Funding
6.375%, 05/04/2028 (D)	680	708
5.750%, 03/01/2029 (D)	680	703
5.750%, 11/15/2029 (D)	1,555	1,613
5.375%, 05/30/2030 (D)	1,570	1,612
2.528%, 11/18/2027 (D)	342	332
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
5.127%, 11/06/2035		$600	$600
4.551%, 11/06/2030		1,200	1,201
Bank of America
5.468%, SOFRRATE + 1.650%, 01/23/2035 (A)		4,540	4,730
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)		2,335	2,404
4.571%, SOFRRATE + 1.830%, 04/27/2033 (A)		120	120
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)		210	207
2.687%, SOFRRATE + 1.320%, 04/22/2032 (A)		400	367
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)		680	613
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)		3,041	3,002
1.658%, SOFRRATE + 0.910%, 03/11/2027 (A)		2,875	2,862
Bank of America MTN
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)		625	624
3.824%, TSFR3M + 1.837%, 01/20/2028 (A)		631	629
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)		470	430
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)		265	252
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)		145	135
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)		3,460	3,301
1.922%, SOFRRATE + 1.370%, 10/24/2031 (A)		500	447
Bank of New York Mellon MTN
4.942%, SOFRRATE + 0.887%, 02/11/2031 (A)		983	1,011
Blackrock
3.750%, 07/18/2035	EUR	1,055	1,253
Blackstone Reg Finance
4.950%, 02/15/2036		$372	369
4.300%, 11/03/2030		619	619
Brookfield Asset Management
6.077%, 09/15/2055		348	356
5.298%, 01/15/2036		586	585
4.653%, 11/15/2030		879	885
CaixaBank
5.581%, SOFRRATE + 1.790%, 07/03/2036 (A)(D)		673	692
4.885%, SOFRRATE + 1.360%, 07/03/2031 (A)(D)		1,119	1,134
4.634%, SOFRRATE + 1.140%, 07/03/2029 (A)(D)		1,119	1,130

112	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Imperial Bank of Commerce
4.580%, SOFRINDX + 1.170%, 09/08/2031 (A)	$1,117	$1,125
4.243%, SOFRINDX + 0.600%, 09/08/2028 (A)	1,043	1,047
Capital One Financial
6.051%, SOFRRATE + 2.260%, 02/01/2035 (A)	1,344	1,431
5.197%, SOFRRATE + 1.630%, 09/11/2036 (A)	873	868
CBRE Services
5.500%, 06/15/2035	453	468
4.900%, 01/15/2033	514	516
Charles Schwab
5.643%, SOFRRATE + 2.210%, 05/19/2029 (A)	400	415
4.914%, SOFRRATE + 1.230%, 11/14/2036 (A)	1,379	1,370
4.343%, SOFRRATE + 0.940%, 11/14/2031 (A)	1,581	1,579
Chubb INA Holdings MTN
5.000%, 03/15/2034	685	701
CI Financial
3.200%, 12/17/2030	4,000	3,623
Citibank
5.570%, 04/30/2034	2,485	2,628
4.914%, 05/29/2030	695	715
Citigroup
8.125%, 07/15/2039	625	801
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	410	435
6.020%, SOFRRATE + 1.830%, 01/24/2036 (A)	1,072	1,123
5.827%, SOFRRATE + 2.056%, 02/13/2035 (A)	285	296
5.612%, SOFRRATE + 1.746%, 03/04/2056 (A)	847	843
5.333%, SOFRRATE + 1.465%, 03/27/2036 (A)	1,277	1,306
5.174%, SOFRRATE + 1.364%, 02/13/2030 (A)	5,430	5,572
5.174%, SOFRRATE + 1.488%, 09/11/2036 (A)	832	840
4.952%, SOFRRATE + 1.463%, 05/07/2031 (A)	882	901
4.786%, SOFRRATE + 0.870%, 03/04/2029 (A)	1,218	1,236
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	559	563
4.503%, SOFRRATE + 1.171%, 09/11/2031 (A)	1,279	1,283
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	2,305	2,136
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.561%, SOFRRATE + 1.167%, 05/01/2032 (A)	$3,605	$3,272
Constellation Insurance
6.800%, 01/24/2030 (D)	625	629
Credit Agricole MTN
4.818%, SOFRRATE + 1.360%, 09/25/2033 (A)(D)	863	862
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	730	778
4.999%, SOFRRATE + 1.700%, 09/11/2030 (A)	790	802
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,025
7.050%, 07/15/2028 (D)	1,000	1,048
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(D)	1,650	1,622
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (A)(D)	1,380	1,294
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(D)	720	739
FIBRA Prologis
5.500%, 11/26/2035 (D)	534	536
Fiserv
5.625%, 08/21/2033	1,150	1,186
5.450%, 03/15/2034	270	274
5.250%, 08/11/2035	1,325	1,322
FS KKR Capital
6.125%, 01/15/2030	669	658
Goldman Sachs Capital I
6.345%, 02/15/2034	1,270	1,348
Goldman Sachs Group
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	1,820	1,889
5.330%, SOFRRATE + 1.550%, 07/23/2035 (A)	803	825
5.218%, SOFRRATE + 1.580%, 04/23/2031 (A)	1,770	1,828
5.207%, SOFRRATE + 1.078%, 01/28/2031 (A)	1,375	1,420
5.049%, SOFRRATE + 1.210%, 07/23/2030 (A)	545	558
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	350	352
4.939%, SOFRRATE + 1.330%, 10/21/2036 (A)	2,349	2,332
4.692%, SOFRRATE + 1.135%, 10/23/2030 (A)	778	789
4.369%, SOFRRATE + 1.060%, 10/21/2031 (A)	1,472	1,469

SEI Institutional Managed Trust	113

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.153%, SOFRRATE + 0.900%, 10/21/2029 (A)	$2,189	$2,189
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	1,690	1,525
2.615%, SOFRRATE + 1.281%, 04/22/2032 (A)	195	178
2.383%, SOFRRATE + 1.248%, 07/21/2032 (A)	5,360	4,800
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	4,845	4,760
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	1,150	1,144
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (D)	1,445	1,444
HSBC Holdings
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	485	490
5.733%, SOFRRATE + 1.520%, 05/17/2032 (A)	3,515	3,705
5.286%, SOFRRATE + 1.290%, 11/19/2030 (A)	1,925	1,986
5.133%, SOFRRATE + 1.430%, 11/06/2036 (A)	539	541
4.619%, SOFRRATE + 1.190%, 11/06/2031 (A)	961	964
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	260	262
2.357%, SOFRRATE + 1.947%, 08/18/2031 (A)	250	227
Intercontinental Exchange
5.250%, 06/15/2031	705	741
ION Platform Finance US
8.750%, 05/01/2029 (D)	680	689
Jackson Financial
3.125%, 11/23/2031	2,210	2,009
Jane Street Group
7.125%, 04/30/2031 (D)	310	326
JPMorgan Chase
8.750%, 09/01/2030	970	1,142
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	5,675	6,047
5.572%, SOFRRATE + 1.680%, 04/22/2036 (A)	2,065	2,167
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	835	873
5.299%, SOFRRATE + 1.450%, 07/24/2029 (A)	2,010	2,071
4.810%, SOFRRATE + 1.190%, 10/22/2036 (A)	2,864	2,844
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	905	908
2.947%, SOFRRATE + 1.170%, 02/24/2028 (A)	650	642
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	$855	$811
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	375	338
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	410	400
1.953%, SOFRRATE + 1.065%, 02/04/2032 (A)	155	138
1.764%, TSFR3M + 1.105%, 11/19/2031 (A)	355	315
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	2,705	2,685
1.040%, TSFR3M + 0.695%, 02/04/2027 (A)	105	105
Lloyds Banking Group
4.943%, H15T1Y + 0.970%, 11/04/2036 (A)	775	767
4.425%, H15T1Y + 0.820%, 11/04/2031 (A)	2,011	2,004
MassMutual Global Funding II MTN
5.050%, 08/26/2035 (D)	988	993
4.950%, 01/10/2030 (D)	1,434	1,468
Mercury General
4.400%, 03/15/2027	930	929
Metropolitan Life Global Funding I
3.000%, 09/19/2027 (D)	655	645
Mitsubishi UFJ Financial Group
5.188%, H15T1Y + 0.930%, 09/12/2036 (A)	978	994
4.527%, H15T1Y + 0.800%, 09/12/2031 (A)	972	977
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/2036 (A)	290	303
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	1,110	1,154
5.449%, SOFRRATE + 1.630%, 07/20/2029 (A)	508	524
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	1,505	1,549
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	348	357
4.994%, SOFRRATE + 1.380%, 04/12/2029 (A)	1,767	1,802
1.593%, SOFRRATE + 0.879%, 05/04/2027 (A)	770	763
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (A)	4,063	4,318
5.656%, SOFRRATE + 1.260%, 04/18/2030 (A)	475	495
5.250%, SOFRRATE + 1.870%, 04/21/2034 (A)	3,505	3,609

114	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.892%, SOFRRATE + 1.314%, 10/22/2036 (A)	$1,020	$1,011
4.133%, SOFRRATE + 0.913%, 10/18/2029 (A)	1,878	1,877
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	1,500	1,345
1.794%, SOFRRATE + 1.034%, 02/13/2032 (A)	165	145
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/2031 (A)	4,623	4,686
4.466%, SOFRRATE + 0.770%, 07/06/2028 (A)	1,040	1,047
4.465%, SOFRRATE + 1.020%, 11/19/2031 (A)	3,964	3,974
4.204%, SOFRRATE + 0.780%, 11/17/2028 (A)	2,166	2,173
MSD Investment
6.125%, 02/05/2031 (D)	696	691
NLG Global Funding
4.350%, 09/15/2030 (D)	1,745	1,722
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (D)	975	1,012
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (D)	984	764
Oaktree Specialty Lending
6.340%, 02/27/2030	599	601
Pacific Life Global Funding II
4.875%, 07/17/2032 (D)	1,740	1,770
PNC Bank
4.429%, SOFRRATE + 0.727%, 07/21/2028 (A)	1,375	1,384
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	15	17
5.373%, SOFRRATE + 1.417%, 07/21/2036 (A)	440	452
4.812%, SOFRRATE + 1.259%, 10/21/2032 (A)	597	608
Protective Life
5.350%, 12/15/2035 (D)	528	534
4.700%, 01/15/2031 (D)	855	858
Protective Life Global Funding
1.618%, 04/15/2026 (D)	2,170	2,155
Royal Bank of Canada MTN
4.696%, SOFRRATE + 1.060%, 08/06/2031 (A)	1,182	1,197
Santander UK Group Holdings
2.469%, SOFRRATE + 1.220%, 01/11/2028 (A)	355	349
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	120	119
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(D)		$2,300	$2,333
Shift4 Payments
6.750%, 08/15/2032 (D)		420	434
State Street
5.146%, SOFRRATE + 1.217%, 02/28/2036 (A)		815	834
4.784%, SOFRRATE + 1.215%, 10/23/2036 (A)		341	339
4.729%, 02/28/2030		1,392	1,425
Sumitomo Mitsui Trust Group
5.416%, SOFRRATE + 1.650%, 09/11/2036 (A)(D)		686	689
Toronto-Dominion Bank
4.928%, 10/15/2035		886	885
Truist Bank
4.420%, SOFRRATE + 0.770%, 07/24/2028 (A)		1,375	1,383
UBS Group MTN
5.528%, SOFRRATE + 1.490%, 05/06/2047 (A)(D)		825	814
5.010%, SOFRRATE + 1.340%, 03/23/2037 (A)(D)		980	972
4.398%, SOFRRATE + 1.060%, 09/23/2031 (A)(D)		611	608
4.151%, SOFRRATE + 0.840%, 12/23/2029 (A)(D)		672	671
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (A)		130	139
4.839%, SOFRRATE + 1.600%, 02/01/2034 (A)		655	660
Vonovia MTN
5.717%, 09/03/2035	AUD	890	570
Wells Fargo
5.389%, SOFRRATE + 2.020%, 04/24/2034 (A)		$1,090	1,134
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)		630	652
5.211%, SOFRRATE + 1.380%, 12/03/2035 (A)		420	429
4.970%, SOFRRATE + 1.370%, 04/23/2029 (A)		1,635	1,666
4.666%, TSFR3M + 0.762%, 01/15/2027 (A)		1,200	1,200
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)		1,530	1,604
4.897%, SOFRRATE + 2.100%, 07/25/2033 (A)		1,085	1,102
3.526%, SOFRRATE + 1.510%, 03/24/2028 (A)		2,075	2,062

SEI Institutional Managed Trust	115

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	$125	$122
Willis North America
4.550%, 03/15/2031	1,665	1,667

		238,210

Health Care — 2.3%
1261229 BC
10.000%, 04/15/2032 (D)	445	463
AbbVie
5.500%, 03/15/2064	225	219
5.200%, 03/15/2035	435	450
5.050%, 03/15/2034	662	680
4.950%, 03/15/2031	526	544
4.875%, 03/15/2030	706	727
4.800%, 03/15/2027	650	657
4.550%, 03/15/2035	150	148
4.500%, 05/14/2035	1,105	1,084
4.250%, 11/21/2049	1,259	1,037
4.050%, 11/21/2039	272	243
3.200%, 11/21/2029	1,276	1,237
Alcon Finance
5.375%, 12/06/2032 (D)	1,110	1,160
Amgen
6.375%, 06/01/2037	910	1,008
5.650%, 03/02/2053	450	441
5.600%, 03/02/2043	375	377
4.400%, 05/01/2045	375	321
2.000%, 01/15/2032	1,515	1,320
Bayer US Finance
6.875%, 11/21/2053 (D)	500	540
Bayer US Finance II
4.875%, 06/25/2048 (D)	865	734
4.625%, 06/25/2038 (D)	420	385
4.375%, 12/15/2028 (D)	3,688	3,692
Bristol-Myers Squibb
5.750%, 02/01/2031	350	374
Centene
3.000%, 10/15/2030	1,908	1,707
Cigna Group
5.250%, 01/15/2036	115	117
4.875%, 09/15/2032	1,250	1,266
4.375%, 10/15/2028	810	817
3.400%, 03/01/2027	380	378
3.400%, 03/15/2051	588	409
CommonSpirit Health
4.975%, 09/01/2035	1,790	1,769
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)	615	645
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)	230	240
5.700%, 06/01/2034	707	741
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.550%, 06/01/2031	$696	$728
5.125%, 07/20/2045	405	366
5.050%, 03/25/2048	5,292	4,665
5.000%, 02/20/2026	1,295	1,296
4.780%, 03/25/2038	1,008	951
4.300%, 03/25/2028	697	699
3.250%, 08/15/2029	635	613
1.875%, 02/28/2031	1,660	1,457
Elevance Health
5.200%, 02/15/2035	1,010	1,032
5.000%, 01/15/2036	2,465	2,450
Eli Lilly
5.600%, 02/12/2065	484	485
5.550%, 10/15/2055	215	216
5.500%, 02/12/2055	439	439
5.100%, 02/12/2035	205	212
5.050%, 08/14/2054	86	81
4.900%, 02/12/2032	276	285
4.700%, 02/09/2034	356	361
4.600%, 08/14/2034	634	636
4.250%, 03/15/2031	1,033	1,041
4.200%, 08/14/2029	816	824
EMD Finance
5.000%, 10/15/2035 (D)	1,040	1,045
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	1,345	1,315
GE HealthCare Technologies
5.500%, 06/15/2035	425	442
Gilead Sciences
4.000%, 09/01/2036	262	244
HCA
6.200%, 03/01/2055	342	349
5.900%, 06/01/2053	257	252
5.500%, 03/01/2032	1,194	1,244
5.250%, 06/15/2026	620	620
5.250%, 06/15/2049	398	360
4.600%, 11/15/2032	690	684
3.500%, 09/01/2030	2,000	1,923
3.500%, 07/15/2051	2,275	1,542
2.375%, 07/15/2031	751	673
Health Care Service A Mutual Legal Reserve
5.200%, 06/15/2029 (D)	1,830	1,876
Humana
3.700%, 03/23/2029	3,205	3,147
Kedrion
6.500%, 09/01/2029 (D)	330	324
Medline Borrower
6.250%, 04/01/2029 (D)	370	382
Merck
5.550%, 12/04/2055	287	283
4.750%, 12/04/2035	453	451
4.450%, 12/04/2032	604	605
2.350%, 06/24/2040	294	212

116	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Molnlycke Holding MTN
4.250%, 06/11/2034	EUR	110	$132
Novartis Capital
4.600%, 11/05/2035		$1,300	1,288
4.100%, 11/05/2030		787	786
PeaceHealth Obligated Group
4.855%, 11/15/2032		1,670	1,685
Pfizer
4.875%, 11/15/2035		411	412
4.500%, 11/15/2032		791	793
4.200%, 11/15/2030		975	980
3.875%, 11/15/2027		684	686
Pfizer Investment Enterprises Pte
4.750%, 05/19/2033		2,300	2,324
Roche Holdings
4.374%, 12/02/2032 (D)		893	890
4.075%, 12/02/2030 (D)		650	648
Royalty Pharma
5.200%, 09/25/2035		2,380	2,392
Sartorius Finance BV
4.875%, 09/14/2035	EUR	400	496
4.500%, 09/14/2032		100	123
Tenet Healthcare
4.375%, 01/15/2030		$185	182
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/2030		87	90
UnitedHealth Group
5.875%, 02/15/2053		1,752	1,766
5.625%, 07/15/2054		936	918
5.500%, 07/15/2044		424	421
4.250%, 04/15/2047		450	371
3.050%, 05/15/2041		121	92
Universal Health Services
1.650%, 09/01/2026		685	673
			80,888

Industrials — 1.6%
AerCap Ireland Capital DAC
6.450%, 04/15/2027		614	631
4.950%, 09/10/2034		3,510	3,503
3.000%, 10/29/2028		4,305	4,173
American Airlines
8.500%, 05/15/2029 (D)		350	366
American Airlines Pass-Through Trust, Cl A
4.900%, 05/11/2038		1,195	1,185
Ardagh Group
9.500%, 12/01/2030 (D)		160	174
BAE Systems
5.250%, 03/26/2031 (D)		1,185	1,232
Boeing
6.858%, 05/01/2054		361	405
6.388%, 05/01/2031		1,025	1,112
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.298%, 05/01/2029		$1,575	$1,672
5.805%, 05/01/2050		612	602
2.196%, 02/04/2026		1,120	1,118
Caterpillar Financial Services
4.375%, 08/16/2029		219	222
Caterpillar Financial Services MTN
5.000%, 05/14/2027		781	794
Cintas No. 2
4.000%, 05/01/2032		415	406
Crowley Conro
4.181%, 08/15/2043		356	327
Deere
5.700%, 01/19/2055		732	757
Delta Air Lines
5.250%, 07/10/2030		1,548	1,590
4.950%, 07/10/2028		1,376	1,401
4.750%, 10/20/2028 (D)		1,126	1,133
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028		2,685	2,564
Eaton Capital ULC
4.450%, 05/09/2030		460	465
Embraer Netherlands Finance BV
5.980%, 02/11/2035		572	608
5.400%, 01/09/2038		522	515
Gatwick Funding MTN
3.625%, 10/16/2033	EUR	100	116
General Electric
4.900%, 01/29/2036		$941	955
4.300%, 07/29/2030		1,034	1,043
General Electric MTN
4.593%, TSFR3M + 0.742%, 08/15/2036 (A)		2,400	2,271
Heathrow Funding MTN
3.875%, 01/16/2036	EUR	370	428
1.125%, 10/08/2030		795	850
Howmet Aerospace
4.850%, 10/15/2031		$348	357
Huntington Ingalls Industries
5.749%, 01/15/2035		920	973
Icahn Enterprises
10.000%, 11/15/2029 (D)		1,645	1,644
9.750%, 01/15/2029		75	75
John Deere Capital
4.650%, 01/07/2028		611	621
4.500%, 01/08/2027		872	879
John Deere Capital MTN
5.150%, 09/08/2026		645	651
4.150%, 09/15/2027		512	516
Norfolk Southern
5.100%, 05/01/2035		590	603
Northrop Grumman
5.250%, 07/15/2035		457	473

SEI Institutional Managed Trust	117

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.650%, 07/15/2030		$492	$501
Otis Worldwide
3.112%, 02/15/2040		545	428
Pacific National Finance Pty MTN
3.700%, 09/24/2029	AUD	960	589
Paychex
5.350%, 04/15/2032		$1,633	1,691
Prime Security Services Borrower
5.750%, 04/15/2026 (D)		70	70
Siemens Funding BV
5.800%, 05/28/2055 (D)		457	478
5.200%, 05/28/2035 (D)		1,248	1,295
4.900%, 05/28/2032 (D)		903	932
4.600%, 05/28/2030 (D)		749	764
4.350%, 05/26/2028 (D)		1,122	1,135
Southwest Airlines
5.250%, 11/15/2035		1,026	1,003
TransDigm
7.125%, 12/01/2031 (D)		330	347
6.625%, 03/01/2032 (D)		220	229
Uber Technologies
5.350%, 09/15/2054		310	295
4.800%, 09/15/2034		661	661
4.800%, 09/15/2035		594	591
4.150%, 01/15/2031		891	888
Union Pacific
5.600%, 12/01/2054		266	265
United Airlines Class A Pass-Through Trust
5.800%, 01/15/2036		1,483	1,550
United Parcel Service
5.200%, 04/01/2040		240	242
Verisk Analytics
5.125%, 02/15/2036		659	662
4.500%, 08/15/2030		590	594
VT Topco
8.500%, 08/15/2030 (D)		160	167
			54,787

Information Technology — 1.6%
Apple
4.200%, 05/12/2030		894	904
4.000%, 05/12/2028		522	526
3.950%, 08/08/2052		491	390
2.650%, 05/11/2050		360	225
2.375%, 02/08/2041		187	135
AppLovin
5.950%, 12/01/2054		1,100	1,089
Broadcom
5.200%, 07/15/2035		360	369
5.150%, 11/15/2031		942	977
5.050%, 07/12/2029		937	965
4.926%, 05/15/2037 (D)		3,560	3,514
4.900%, 07/15/2032		2,387	2,437
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 10/15/2034	$1,560	$1,563
4.600%, 07/15/2030	1,107	1,125
4.550%, 02/15/2032	653	655
4.150%, 02/15/2028	863	866
4.150%, 11/15/2030	289	288
3.419%, 04/15/2033	529	489
Cadence Design Systems
4.300%, 09/10/2029	1,006	1,011
4.200%, 09/10/2027	142	143
Cisco Systems
5.500%, 02/24/2055	598	591
5.050%, 02/26/2034	665	685
Dell International
5.100%, 02/15/2036	2,300	2,271
5.000%, 04/01/2030	1,140	1,168
4.500%, 02/15/2031	2,290	2,287
Flex
5.375%, 11/13/2035	514	513
5.250%, 01/15/2032	240	244
Foundry JV Holdco
6.300%, 01/25/2039 (D)	226	238
6.100%, 01/25/2036 (D)	1,820	1,903
5.900%, 01/25/2033 (D)	1,662	1,739
5.500%, 01/25/2031 (D)	419	433
Intel
5.900%, 02/10/2063	138	129
5.625%, 02/10/2043	147	141
3.734%, 12/08/2047	1,535	1,092
3.250%, 11/15/2049	174	111
3.050%, 08/12/2051	1,100	677
2.800%, 08/12/2041	221	155
Open Text
6.900%, 12/01/2027 (D)	304	316
Oracle
6.000%, 08/03/2055	1,010	891
5.950%, 09/26/2055	1,425	1,262
5.875%, 09/26/2045	1,210	1,093
5.550%, 02/06/2053	366	304
5.375%, 09/27/2054	1,424	1,152
5.200%, 09/26/2035	1,664	1,594
4.800%, 09/26/2032	3,412	3,294
4.650%, 05/06/2030	330	327
4.450%, 09/26/2030	2,335	2,284
4.000%, 07/15/2046	446	309
3.900%, 05/15/2035	1,615	1,392
3.800%, 11/15/2037	3,495	2,822
3.600%, 04/01/2040	130	96
3.600%, 04/01/2050	1,695	1,056
2.875%, 03/25/2031	1,910	1,716
Sprint Capital
8.750%, 03/15/2032	1,895	2,292
Synopsys
5.700%, 04/01/2055	419	416

118	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.150%, 04/01/2035		$520	$528
5.000%, 04/01/2032		605	618
4.850%, 04/01/2030		756	772
4.650%, 04/01/2028		529	536
Texas Instruments
5.150%, 02/08/2054		71	67
5.050%, 05/18/2063		179	160
5.000%, 03/14/2053		214	196
TSMC Global
1.375%, 09/28/2030 (D)		675	595
			58,136

Materials — 0.3%
Amcor Finance USA
3.625%, 04/28/2026		2,425	2,420
Amcor UK Finance
3.750%, 02/20/2033	EUR	340	395
Anglo American Capital
5.750%, 04/05/2034 (D)		$1,715	1,799
Ball
3.125%, 09/15/2031		370	340
Berry Global
1.650%, 01/15/2027		2,985	2,906
Corp Nacional del Cobre de Chile
5.950%, 01/08/2034		438	458
Dow Chemical
4.800%, 05/15/2049		360	283
Eagle Materials
5.000%, 03/15/2036		877	859
International Flavors & Fragrances
3.268%, 11/15/2040 (D)		535	410
2.300%, 11/01/2030 (D)		1,425	1,286
1.832%, 10/15/2027 (D)		130	125
Suzano Netherlands BV
5.500%, 01/15/2036		308	305
			11,586
Real Estate — 0.7%
Agree
5.600%, 06/15/2035		519	543
4.800%, 10/01/2032		241	243
2.600%, 06/15/2033		109	94
2.000%, 06/15/2028		400	381
American Assets Trust
3.375%, 02/01/2031		1,370	1,248
American Homes 4 Rent
5.500%, 07/15/2034		241	249
4.950%, 06/15/2030		447	456
4.300%, 04/15/2052		198	157
3.625%, 04/15/2032		442	418
American Tower
5.550%, 07/15/2033		720	754
4.700%, 12/15/2032		1,610	1,610
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.700%, 04/15/2031		$575	$528
1.875%, 10/15/2030		530	474
AvalonBay Communities MTN
2.450%, 01/15/2031		505	462
Brixmor Operating Partnership
4.850%, 02/15/2033		244	245
2.500%, 08/16/2031		423	380
Digital Dutch Finco BV
3.875%, 03/15/2035	EUR	120	138
1.000%, 01/15/2032		315	316
Equinix
3.900%, 04/15/2032		$1,005	966
Equinix Europe 2 Financing
4.600%, 11/15/2030		732	734
3.625%, 11/22/2034	EUR	705	801
Essex Portfolio
2.550%, 06/15/2031		$228	207
Extra Space Storage
3.900%, 04/01/2029		226	223
2.400%, 10/15/2031		405	360
2.200%, 10/15/2030		371	336
GLP Capital
4.000%, 01/15/2031		50	48
Healthcare Realty Holdings
3.625%, 01/15/2028		115	113
3.100%, 02/15/2030		880	836
Hudson Pacific Properties
3.950%, 11/01/2027		1,338	1,283
Invitation Homes Operating Partnership
4.950%, 01/15/2033		586	594
4.150%, 04/15/2032		540	524
2.000%, 08/15/2031		880	769
Kimco Realty OP
5.300%, 02/01/2036		532	545
4.850%, 03/01/2035		355	353
LXP Industrial Trust
6.750%, 11/15/2028		73	77
Realty Income
4.875%, 07/06/2030	EUR	300	375
4.500%, 02/01/2033		$445	440
3.950%, 02/01/2029		522	520
3.400%, 01/15/2030		265	258
2.850%, 12/15/2032		320	287
2.100%, 03/15/2028		248	238
Regency Centers
5.250%, 01/15/2034		519	534
5.000%, 07/15/2032		507	519
2.950%, 09/15/2029		606	581
Sabra Health Care
3.900%, 10/15/2029		1,490	1,460
Simon Property Group
4.750%, 09/26/2034		500	497

SEI Institutional Managed Trust	119

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Store Capital
2.750%, 11/18/2030		$286	$260
2.700%, 12/01/2031		154	136
VICI Properties
4.125%, 08/15/2030 (D)		39	38
3.875%, 02/15/2029 (D)		305	299
WP Carey
4.250%, 07/23/2032	EUR	200	241
			24,148

Utilities — 3.1%
AEP Texas
6.650%, 02/15/2033		$500	545
5.850%, 10/15/2055		910	893
AEP Transmission
5.375%, 06/15/2035		565	583
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)		935	933
Alliant Energy Finance
3.600%, 03/01/2032 (D)		300	279
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/2056 (A)		2,075	2,039
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)		500	496
American Transmission Systems
2.650%, 01/15/2032 (D)		1,026	923
AmeriGas Partners
9.500%, 06/01/2030 (D)		105	112
9.375%, 06/01/2028 (D)		175	181
Arizona Public Service
5.900%, 08/15/2055		586	596
Baltimore Gas and Electric
5.450%, 06/01/2035		596	617
2.250%, 06/15/2031		343	310
Berkshire Hathaway Energy
2.850%, 05/15/2051		1,330	825
Boston Gas
4.487%, 02/15/2042 (D)		35	30
Brooklyn Union Gas
6.415%, 07/18/2054 (D)		1,995	2,074
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/2056 (A)		945	952
CenterPoint Energy Houston Electric
5.150%, 03/01/2034		2,200	2,250
4.950%, 08/15/2035		710	715
3.600%, 03/01/2052		253	184
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (D)		2,169	2,252
5.580%, 10/20/2035 (D)		313	321
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (D)		$792	$831
Consolidated Edison of New York
4.450%, 03/15/2044		805	702
3.700%, 11/15/2059		172	120
3.200%, 12/01/2051		77	51
Consumers Energy
5.050%, 05/15/2035		1,366	1,390
4.500%, 01/15/2031		895	905
Consumers Securitization Funding
5.550%, 03/01/2028		349	353
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)		1,250	1,251
DTE Electric
3.650%, 03/01/2052		183	135
2.950%, 03/01/2050		400	263
DTE Energy
5.050%, 10/01/2035		2,715	2,710
Duke Energy
4.950%, 09/15/2035		349	346
3.500%, 06/15/2051		212	147
Duke Energy Carolinas
5.350%, 01/15/2053		405	388
3.550%, 03/15/2052		310	223
2.850%, 03/15/2032		425	389
2.550%, 04/15/2031		156	144
Duke Energy Florida
4.850%, 12/01/2035		473	471
4.200%, 12/01/2030		231	231
2.400%, 12/15/2031		341	308
Duke Energy Indiana
2.750%, 04/01/2050		605	378
Duke Energy Progress
4.100%, 05/15/2042		400	340
3.700%, 10/15/2046		105	80
2.500%, 08/15/2050		346	202
DWR Cymru Financing UK MTN
2.375%, 03/31/2034	GBP	190	194
Electricite de France
9.125%, H15T5Y + 5.411%(A)(D)(G)		$325	378
Electricite de France MTN
7.375%, GUKG5 + 3.775%(A)(G)	GBP	100	138
5.636%, 08/28/2035	AUD	310	201
4.750%, 06/17/2044	EUR	700	816
2.000%, 12/09/2049		700	483
Entergy
6.100%, H15T5Y + 2.013%, 06/15/2056 (A)		$1,400	1,398
Entergy Arkansas
5.150%, 01/15/2033		514	532
2.650%, 06/15/2051		308	183

120	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Entergy Louisiana
5.150%, 09/15/2034		$220	$225
Entergy Mississippi
5.800%, 04/15/2055		452	455
Entergy Texas
5.250%, 04/15/2035		775	795
Evergy Metro
5.300%, 10/01/2041		100	98
Eversource Energy
5.950%, 02/01/2029		745	778
Exelon
5.875%, 03/15/2055		696	698
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (D)		264	270
4.300%, 01/15/2029 (D)		403	403
3.250%, 03/15/2028 (D)		334	327
Florida Power & Light
5.600%, 02/15/2066		420	413
Georgia Power
4.850%, 03/15/2031		321	329
Interstate Power and Light
5.450%, 09/30/2054		1,140	1,079
Jersey Central Power & Light
5.100%, 01/15/2035		412	417
4.400%, 01/15/2031 (D)		798	795
4.150%, 01/15/2029 (D)		479	478
2.750%, 03/01/2032 (D)		706	634
Kentucky Utilities
5.850%, 08/15/2055		565	569
KeySpan Gas East
3.586%, 01/18/2052 (D)		2,595	1,729
2.742%, 08/15/2026 (D)		1,025	1,014
Louisville Gas and Electric
5.450%, 04/15/2033		1,895	1,981
MidAmerican Energy
5.500%, 11/15/2056		382	374
4.800%, 09/15/2043		830	755
2.700%, 08/01/2052		297	181
Mississippi Power
4.250%, 03/15/2042		174	149
3.100%, 07/30/2051		411	268
National Gas Transmission MTN
4.250%, 04/05/2030	EUR	1,000	1,223
NextEra Energy Capital Holdings
5.450%, 03/15/2035		$4,250	4,399
NiSource
5.800%, 02/01/2042		149	150
5.750%, H15T5Y + 2.035%, 07/15/2056 (A)		1,750	1,761
5.350%, 04/01/2034		2,875	2,964
Northern States Power
5.650%, 06/15/2054		296	298
5.400%, 03/15/2054		207	201
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.050%, 05/15/2035		$746	$760
Ohio Edison
4.950%, 12/15/2029 (D)		445	455
Oncor Electric Delivery
5.800%, 04/01/2055 (D)		872	877
5.350%, 04/01/2035 (D)		255	263
Pacific Gas and Electric
6.100%, 01/15/2029		3,910	4,089
6.100%, 10/15/2055		478	469
5.050%, 10/15/2032		746	750
5.000%, 06/04/2028		1,230	1,251
4.950%, 07/01/2050		1,303	1,101
4.200%, 06/01/2041		199	166
3.950%, 12/01/2047		790	588
3.500%, 08/01/2050		175	118
2.500%, 02/01/2031		1,325	1,193
2.100%, 08/01/2027		1,705	1,653
PacifiCorp
2.900%, 06/15/2052		1,330	779
PECO Energy
5.650%, 09/15/2055		730	727
4.150%, 10/01/2044		900	754
2.850%, 09/15/2051		413	257
Piedmont Natural Gas
3.500%, 06/01/2029		736	719
PPL Capital Funding
5.250%, 09/01/2034		321	329
PSEG Power
5.750%, 05/15/2035 (D)		2,225	2,309
Public Service Electric and Gas MTN
5.125%, 03/15/2053		545	509
2.700%, 05/01/2050		160	99
2.050%, 08/01/2050		95	52
1.900%, 08/15/2031		589	520
Public Service of Colorado
5.250%, 04/01/2053		1,090	1,014
5.150%, 09/15/2035		740	750
Public Service of Oklahoma
5.450%, 01/15/2036		1,730	1,774
5.200%, 01/15/2035		1,146	1,158
3.150%, 08/15/2051		232	153
RTE Reseau de Transport d’Electricite SADIR MTN
3.750%, 04/30/2044	EUR	200	217
RWE Finance US
5.125%, 09/18/2035 (D)		$1,400	1,392
Southern
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)		2,175	2,144
Southern California Edison
4.125%, 03/01/2048		60	46
Southern Gas Capital
5.150%, 09/15/2032		500	513

SEI Institutional Managed Trust	121

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 05/30/2047		$500	$417
Southern Power
4.900%, 10/01/2035		1,300	1,286
Southwestern Electric Power
3.250%, 11/01/2051		400	263
1.650%, 03/15/2026		375	373
Southwestern Public Service
3.750%, 06/15/2049		845	624
Suburban Propane Partners
6.500%, 12/15/2035 (D)		370	370
Suez MTN
2.875%, 05/24/2034	EUR	800	870
TenneT Holding BV MTN
4.750%, 10/28/2042		340	428
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (D)		$2,252	2,313
Union Electric
5.200%, 04/01/2034		1,025	1,055
United Utilities Water Finance MTN
3.750%, 05/23/2034	EUR	220	257
Veolia Environnement
2.500%(A)(G)		600	677
Virginia Electric and Power
5.000%, 04/01/2033		$1,020	1,044
5.000%, 01/15/2034		3,561	3,604
4.650%, 08/15/2043		585	524
2.950%, 11/15/2051		343	216
Virginia Power Fuel Securitization
5.088%, 05/01/2027		553	557
Vistra Operations
5.700%, 12/30/2034 (D)		1,815	1,873
5.250%, 10/15/2035 (D)		1,720	1,715
Wisconsin Electric Power
4.150%, 10/15/2030		642	641
Yorkshire Water Finance MTN
6.375%, 11/18/2034	GBP	700	973
			111,029
Total Corporate Obligations
(Cost $757,535) ($ Thousands)			752,722

ASSET-BACKED SECURITIES — 7.3%
Automotive — 2.3%
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028		$336	337
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (D)		159	160
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (D)	$230	$232
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	90	90
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	419	422
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (D)	805	810
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (D)	353	355
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029 (D)	681	687
Avis Budget Rental Car Funding AESOP, Ser 2025-4A, Cl A
4.400%, 02/20/2032 (D)	775	771
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	765	772
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	136	137
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (D)	181	181
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (D)	220	221
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	151	151
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A3
3.850%, 07/15/2030	610	610
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A4
3.920%, 02/18/2031	602	602
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	1,614	1,632
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/2030	943	951
Carmax Auto Owner Trust, Ser 2025-3, Cl A4
4.470%, 01/15/2031	636	644
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	416	416
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (D)	390	392
Enterprise Fleet Financing, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (D)	846	852

122	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (D)	$361	$363
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (D)	1,375	1,398
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	292	293
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	1,296	1,296
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	307	309
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/2029	380	384
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(D)	1,241	1,275
Ford Credit Auto Owner Trust, Ser 2025-2, Cl A
4.370%, 02/15/2038 (C)(D)	491	495
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (D)	1,470	1,475
Ford Credit Floorplan Master Owner Trust A, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (D)	1,577	1,590
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	1,672	1,700
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	48	48
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	1,130	1,139
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2A
4.550%, 07/20/2027	454	455
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	785	792
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	720	724
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A3
3.840%, 02/18/2031	541	541
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A4
3.930%, 04/16/2032	205	205
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (D)	$1,963	$2,019
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (D)	537	546
GM Financial Revolving Receivables Trust, Ser 2025-1, Cl A
4.640%, 12/11/2037 (D)	1,644	1,676
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/2029 (D)	1,035	1,050
GMF Floorplan Owner Revolving Trust, Ser 2024-4A, Cl A1
4.730%, 11/15/2029 (D)	1,300	1,318
GMF Floorplan Owner Revolving Trust, Ser 2025-2A, Cl A
4.640%, 03/15/2030 (D)	1,759	1,784
Hertz Vehicle Financing III, Ser 2025-6A, Cl A
4.890%, 05/25/2032 (D)	2,030	2,038
Honda Auto Receivables Owner Trust, Ser 2025-3, Cl A4
4.100%, 11/21/2031	926	931
Honda Auto Receivables Owner Trust, Ser 2025-4, Cl A3
3.980%, 06/17/2030	973	978
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (D)	2,085	2,106
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/2028 (D)	2,232	2,252
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (D)	1,260	1,270
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	126	126
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	604	606
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	180	181
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/2030 (D)	925	929
LAD Auto Receivables Trust, Ser 2025-3A, Cl A2
4.060%, 03/15/2029 (D)	1,765	1,769
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/2030 (D)	1,810	1,835

SEI Institutional Managed Trust	123

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2A
4.570%, 04/17/2028	$530	$533
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	495	502
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	718
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	758	769
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	434	436
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	368	371
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	348	350
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	850	855
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl A3
4.380%, 01/15/2030	1,034	1,039
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (D)	365	367
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/2028 (D)	1,620	1,630
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (D)	172	173
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (D)	169	170
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (D)	77	77
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (D)	520	524
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (D)	645	649
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (D)	148	150
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (D)	510	515
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A4
4.580%, 05/20/2031 (D)	$632	$641
SFS Auto Receivables Securitization Trust, Ser 2025-3A, Cl A3
4.120%, 04/21/2031 (D)	1,000	1,004
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A2
4.630%, 07/20/2027 (D)	717	719
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (D)	575	579
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-CA, Cl A3
4.110%, 04/20/2029 (D)	1,041	1,043
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	2,920	2,907
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	2,880	2,947
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (D)	3,205	3,322
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/2038 (D)	2,035	2,076
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	389	395
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (D)	1,095	1,097
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (D)	885	893
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (D)	1,330	1,333
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (D)	773	779
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (D)	231	235
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	394	395
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/2029	497	503
Wheels Fleet Lease Funding 1, Ser 2025-3A, Cl A1
4.080%, 09/18/2040 (D)	965	968

124	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/2030	$905	$910
World Omni Auto Receivables Trust, Ser 2025-C, Cl A4
4.190%, 11/17/2031	570	574
		82,469

Credit Cards — 0.5%
American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/16/2030	1,011	1,045
American Express Credit Account Master Trust, Ser 2025-2, Cl A
4.280%, 04/15/2030	3,581	3,622
American Express Credit Account Master Trust, Ser 2025-4, Cl A
4.300%, 07/15/2030	1,339	1,356
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	3,020	3,051
Barclays Dryrock Issuance Trust, Ser 2025-1, Cl A
3.970%, 07/15/2031	1,562	1,565
Capital One Multi-Asset Execution Trust, Ser 2025-A2, Cl A
4.020%, 09/15/2032	347	347
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	2,005	2,024
Synchrony Card Funding, Ser 2025-A2, Cl A
4.490%, 05/15/2031	898	911
Synchrony Card Issuance Trust, Ser 2025-A1, Cl A
4.780%, 02/15/2031	1,206	1,227
Synchrony Card Issuance Trust, Ser 2025-A3, Cl A
4.060%, 11/15/2031	1,907	1,916
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	267	272
		17,336

Mortgage Related Securities — 0.8%
Accredited Mortgage Loan Trust, Ser 2007-1, Cl M2
4.116%, TSFR1M + 0.384%, 02/25/2037 (A)	5,000	4,819
Aegis Asset-Backed Securities Mortgage Pass-Through Certificates, Ser 2003-3, Cl M1
4.896%, TSFR1M + 1.164%, 01/25/2034 (A)	264	267
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carrington Mortgage Loan Trust Series, Ser 2006-FRE1, Cl A4
4.096%, TSFR1M + 0.364%, 04/25/2036 (A)	$2,526	$2,345
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.847%, 11/25/2034 (C)	16	16
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
6.546%, 03/25/2037 (C)	1	1
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
5.196%, TSFR1M + 1.464%, 08/25/2047 (A)	4,410	4,199
CWABS Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A2
4.646%, TSFR1M + 0.914%, 10/25/2047 (A)	898	831
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.506%, TSFR1M + 0.774%, 01/25/2036 (A)	2,176	2,117
GSAMP Trust, Ser 2005-WMC3, Cl A2C
4.506%, TSFR1M + 0.774%, 12/25/2035 (A)	2,351	2,312
GSAMP Trust, Ser 2006-HE3, Cl A2D
4.346%, TSFR1M + 0.614%, 05/25/2046 (A)	2,598	2,519
MASTR Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
4.406%, TSFR1M + 0.674%, 05/25/2037 (A)	5,500	4,760
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
4.521%, TSFR1M + 0.789%, 12/25/2034 (A)	69	68
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.396%, TSFR1M + 0.664%, 09/25/2034 (A)	266	256
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.266%, TSFR1M + 0.534%, 02/25/2037 (A)	1,306	1,285
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.281%, TSFR1M + 0.549%, 07/25/2036 (A)	1,380	1,376
		27,171

Other Asset-Backed Securities — 3.7%
AIMCO CLO 22, Ser 2024-22A, Cl A
5.384%, TSFR3M + 1.500%, 04/19/2037 (A)(D)	1,330	1,331

SEI Institutional Managed Trust	125

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Arbour CLO IV DAC, Ser 2025-4A, Cl BRRR
4.062%, EUR003M + 2.000%, 11/15/2039 (A)(D)	EUR	1,600	$1,878
Ares European CLO XVII DAC, Ser 2025-17A, Cl BR
4.018%, EUR003M + 1.900%, 01/15/2040 (A)(D)		1,800	2,114
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (D)		$2,325	2,342
Clover CLO, Ser 2024-1A, Cl A1RR
5.414%, TSFR3M + 1.530%, 04/20/2037 (A)(D)		3,000	3,003
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027		206	206
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028		499	502
College Avenue Student Loans, Ser 2017-A, Cl A1
5.496%, TSFR1M + 1.764%, 11/26/2046 (A)(D)		163	165
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)		116	114
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)		237	228
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)		222	201
College Avenue Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)		490	448
Cologix Data Centers US Issuer, Ser 2021-1A, Cl B
3.790%, 12/26/2051 (D)		1,075	1,047
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (D)		1,025	1,049
CyrusOne Data Centers Issuer I, Ser 2024-1A, Cl A2
4.760%, 03/22/2049 (D)		3,000	2,956
Dell Equipment Finance Trust, Ser 2025-1, Cl A3
4.610%, 02/24/2031 (D)		1,835	1,856
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)		238	241
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (D)		1,110	1,133
DLLAD, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (D)		1,810	1,848
DLLAD, Ser 2025-1A, Cl A2
4.460%, 11/20/2028 (D)		420	422
DLLAD, Ser 2025-1A, Cl A3
4.420%, 09/20/2030 (D)		635	641
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden 55 CLO, Ser 2018-55A, Cl A1
5.186%, TSFR3M + 1.282%, 04/15/2031 (A)(D)	$142	$142
Dryden 95 CLO, Ser 2025-95A, Cl BR
5.489%, TSFR3M + 1.600%, 08/20/2034 (A)(D)	2,900	2,905
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
5.066%, TSFR3M + 1.162%, 04/15/2029 (A)(D)	69	69
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	564	565
Elmwood CLO 29, Ser 2024-5A, Cl AR1
5.404%, TSFR3M + 1.520%, 04/20/2037 (A)(D)	760	761
Elmwood CLO I, Ser 2024-1A, Cl A1RR
5.404%, TSFR3M + 1.520%, 04/20/2037 (A)(D)	550	551
FIGRE Trust, Ser 2025-HE6, Cl A
5.044%, 09/25/2055 (A)(D)	3,239	3,229
Flexential Issuer, Ser 2021-1A, Cl A2
3.250%, 11/27/2051 (D)	549	541
Gracie Point International Funding, Ser 2025-1A, Cl B
6.025%, SOFR30A + 2.000%, 08/15/2028 (A)(D)	2,440	2,440
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	192	189
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (D)	1,205	1,094
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	525	501
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	707	646
LCM 37, Ser 2024-37A, Cl A1R
4.965%, TSFR3M + 1.060%, 04/15/2034 (A)(D)	2,883	2,877
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	254	254
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	78	76
MVW, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (D)	402	413
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	18	18
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	845	841
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	80	79

126	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	$237	$234
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	538	526
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	755	730
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	477	450
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	672	618
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	140	128
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	604	554
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	1,272	1,147
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	576	513
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	137	125
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	432	395
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/2055 (D)	1,095	1,096
Navient Refinance Loan Trust, Ser 2025-C, Cl A
4.800%, 10/15/2055 (D)	863	865
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	126	124
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	615	542
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.735%, SOFR90A + 0.422%, 01/25/2037 (A)	150	149
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.685%, SOFR90A + 0.372%, 10/25/2033 (A)	828	823
Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.439%, SOFR90A + 0.362%, 03/23/2037 (A)		$658	$654
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.459%, SOFR90A + 0.382%, 12/24/2035 (A)		621	618
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)		929	878
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)		1,073	1,008
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062 (D)		211	201
Nelnet Student Loan Trust, Ser 2025-CA, Cl A1A
4.670%, 06/22/2065 (D)		1,983	1,975
Octagon 53, Ser 2021-1A, Cl A
5.196%, TSFR3M + 1.292%, 04/15/2034 (A)(D)		3,750	3,750
Octagon Investment Partners 41, Ser 2025-2A, Cl A2R2
5.505%, TSFR3M + 1.600%, 10/15/2033 (A)(D)		3,000	2,997
Owl Rock CLO III, Ser 2024-3A, Cl AR
5.734%, TSFR3M + 1.850%, 04/20/2036 (A)(D)		1,180	1,178
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
5.305%, TSFR3M + 1.400%, 04/15/2031 (A)(D)		2,270	2,275
Park Avenue Institutional Advisers CLO, Ser 2025-2A, Cl BR
5.373%, TSFR3M + 1.600%, 07/15/2034 (A)(D)		2,800	2,800
Penta Clo 21 DAC, Ser 2026-21A, Cl B
0.000%, 02/16/2039 (A)(D)(E)	EUR	2,750	3,230
Rockford Tower CLO, Ser 2025-1A, Cl BR
5.584%, TSFR3M + 1.700%, 07/20/2035 (A)(D)		$3,200	3,203
RR 16, Ser 2025-16A, Cl A2R
5.405%, TSFR3M + 1.500%, 07/15/2036 (A)(D)		3,000	2,993
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028		346	342
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032		659	629

SEI Institutional Managed Trust	127

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	$379	$377
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	1,425	1,445
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/2035	1,855	1,854
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (D)	544	546
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (D)	82	82
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.295%, TSFR3M + 0.572%, 12/15/2038 (A)	423	417
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.594%, SOFR90A + 1.462%, 12/15/2033 (A)(D)	925	915
SLM Student Loan Trust, Ser 2005-4, Cl A4
4.745%, SOFR90A + 0.432%, 07/25/2040 (A)	1,848	1,822
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.735%, SOFR90A + 0.422%, 01/25/2041 (A)	1,229	1,190
SLM Student Loan Trust, Ser 2007-7, Cl B
5.325%, SOFR90A + 1.012%, 10/27/2070 (A)	1,050	1,080
SLM Student Loan Trust, Ser 2008-2, Cl B
5.775%, SOFR90A + 1.462%, 01/25/2083 (A)	685	720
SLM Student Loan Trust, Ser 2008-3, Cl B
5.775%, SOFR90A + 1.462%, 04/26/2083 (A)	685	705
SLM Student Loan Trust, Ser 2008-4, Cl A4
6.225%, SOFR90A + 1.912%, 07/25/2022 (A)	180	180
SLM Student Loan Trust, Ser 2008-4, Cl B
6.425%, SOFR90A + 2.112%, 04/25/2073 (A)	685	716
SLM Student Loan Trust, Ser 2008-5, Cl A4
6.275%, SOFR90A + 1.962%, 07/25/2023 (A)	26	26
SLM Student Loan Trust, Ser 2008-5, Cl B
6.425%, SOFR90A + 2.112%, 07/25/2073 (A)	685	719
SLM Student Loan Trust, Ser 2008-6, Cl B
6.425%, SOFR90A + 2.112%, 07/26/2083 (A)	685	703
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-7, Cl B
6.425%, SOFR90A + 2.112%, 07/26/2083 (A)	$685	$679
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	595	564
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	1,698	1,575
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	762	700
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (D)	703	688
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,346	1,275
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	84	78
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	1,234	1,176
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (D)	1,014	1,029
SMB Private Education Loan Trust, Ser 2025-A, Cl A1A
5.130%, 04/15/2054 (D)	926	940
SoFi Consumer Loan Program Trust, Ser 2025-4, Cl B
4.600%, 08/25/2035 (D)	1,255	1,259
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	440	385
South Carolina Student Loan, Ser 2015-A, Cl A
5.346%, TSFR1M + 1.614%, 01/25/2036 (A)	79	79
Stack Infrastructure Issuer, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (D)	2,775	2,755
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (D)	2,880	2,831
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (D)	2,291	2,302
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	424	403
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	613	589

128	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	$454	$461
United States Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/2050	440	445
United States Small Business Administration, Ser 2025-25J, Cl 1
4.790%, 10/01/2050	775	781
Verizon Master Trust Series, Ser 2024-5, Cl A
5.000%, 06/21/2032 (D)	1,475	1,520
Verizon Master Trust Series, Ser 2025-2, Cl A
4.940%, 01/20/2033 (D)	1,978	2,037
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	430	433
Verizon Master Trust, Ser 2023-6, Cl B
4.860%, 09/22/2031 (D)	445	453
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	1,130	1,148
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (D)	3,086	3,112
Verizon Master Trust, Ser 2025-10, Cl A
4.280%, 10/20/2033 (D)	3,284	3,294
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033 (D)	1,279	1,309
Verizon Master Trust, Ser 2025-8, Cl A
4.160%, 08/22/2033 (D)	1,595	1,592
		129,055

Total Asset-Backed Securities
(Cost $254,272) ($ Thousands)		256,031

SOVEREIGN DEBT — 0.9%
Brazilian Government International Bond
6.625%, 03/15/2035	446	460
4.750%, 01/14/2050	740	538
Export Finance & Insurance
4.625%, 10/26/2027(D)	879	894
Guatemala Government Bond
6.250%, 08/15/2036	999	1,044
Hungary Government International Bond
5.500%, 03/26/2036(D)	278	277
Indonesia Government International Bond
4.900%, 04/16/2036	958	956
4.300%, 04/16/2031	966	964
Israel Government International Bond
5.750%, 03/12/2054	505	486
3.875%, 07/03/2050	282	206
3.375%, 01/15/2050	280	188
2.750%, 07/03/2030	470	437
Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Kuwait International Government Bond
4.652%, 10/09/2035(D)		$907	$906
4.136%, 10/09/2030(D)		2,471	2,470
4.016%, 10/09/2028(D)		1,603	1,605
Mexico Government International Bond
7.375%, 05/13/2055		1,925	2,073
6.050%, 01/11/2040		1,210	1,204
5.850%, 07/02/2032		281	289
5.625%, 09/22/2035		218	215
5.375%, 03/22/2033		1,679	1,664
4.750%, 03/08/2044		4,706	3,878
4.600%, 01/23/2046		528	414
4.600%, 02/10/2048		422	326
4.400%, 02/12/2052		477	348
3.500%, 02/12/2034		663	573
New South Wales Treasury
5.250%, 02/24/2038	AUD	4,060	2,631
Paraguay Government International Bond
5.400%, 03/30/2050(D)		$1,191	1,113
Queensland Treasury
5.250%, 08/13/2038(D)	AUD	4,060	2,603
Republic of South Africa Government International Bond
5.875%, 04/20/2032		$400	413
Romanian Government International Bond
6.625%, 05/16/2036		732	763
5.750%, 03/24/2035		680	674
Treasury Corp of Victoria MTN
2.000%, 11/20/2037	AUD	1,685	769

Total Sovereign Debt
(Cost $32,378) ($ Thousands)			31,381

LOAN PARTICIPATIONS — 0.4%
ABG Intermediate Holdings 2 LLC, 2024-1 Refinancing Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 12/21/2028 (A)		$111	111
Action Environmental Group, Inc., The, Initial Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 10/24/2030 (A)		81	81
Advantage Sales & Marketing Inc., Term B-2 Loan, 1st Lien
8.446%, CME Term SOFR + 4.250%, 10/28/2027 (A)		137	114
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 09/30/2031 (A)		245	245

SEI Institutional Managed Trust	129

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AmWINS Group, Inc., Initial Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 01/30/2032 (A)	$140	$140
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
7.066%, CME Term SOFR + 3.250%, 12/06/2027 (A)	56	56
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.081%, CME Term SOFR + 5.250%, 01/20/2029 (A)	93	91
Barracuda Parent, LLC, Initial Term Loan, 1st Lien
8.340%, CME Term SOFR + 4.500%, 08/15/2029 (A)	75	60
BCPE North Star US Holdco 2, Inc., Initial Term Loan, 1st Lien
7.831%, CME Term SOFR + 4.000%, 06/12/2028 (A)	153	152
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan, 1st Lien
7.672%, CME Term SOFR + 4.000%, 03/12/2029 (A)	132	133
Boost Newco Borrower, LLC, USD Term B-2 Loan Retired 01/09/2026, 1st Lien
5.672%, CME Term SOFR + 2.000%, 01/31/2031 (A)	138	139
BradyPLUS Holdings, LLC, Initial Term Loan (First Lien)
7.190%, CME Term SOFR + 3.500%, 12/13/2032 (A)	384	379
C&S Wholesale Grocers, LLC, Initial Term Loan, 1st Lien
8.672%, CME Term SOFR + 5.000%, 08/06/2030 (A)	255	249
Calpine Corporation, 2024 Term Loan (08/19) Retired 01/09/2026, 1st Lien
5.466%, CME Term SOFR + 1.750%, 01/31/2031 (A)	289	289
Calpine Corporation, 2024-2 Term Loan Retired 01/09/2026, 1st Lien
5.466%, CME Term SOFR + 1.750%, 02/15/2032 (A)	215	215
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
7.466%, CME Term SOFR + 3.750%, 12/29/2028 (A)	56	33
Celsius, Inc., 2025 Refinancing Term Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 04/01/2032 (A)	91	92
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Charter Communications Operating, LLC, Term B-5 Loan, 1st Lien
6.235%, CME Term SOFR + 2.250%, 11/21/2031 (A)	$251	$252
Cleanova US Holdings LLC, Initial Term Loan, 1st Lien
8.483%, CME Term SOFR + 4.750%, 05/22/2032 (A)	72	72
CPI Buyer, LLC, Initial Term Loan, 1st Lien
7.985%, CME Term SOFR + 4.000%, 05/14/2032 (A)	107	106
Dave & Buster’s, Inc., 2024 Incremental Term B Loan, 1st Lien
7.072%, CME Term SOFR + 3.250%, 09/29/2031 (A)	151	134
Delivery Hero SE, Extended Dollar Term Loan
8.843%, CME Term SOFR + 5.000%, 09/20/2028 (A)(H)	306	306
DraftKings Inc., Term Loan B, 1st Lien
5.534%, CME Term SOFR + 1.750%, 03/04/2032 (A)	107	107
DTI Holdco, Inc., 2025 Refinancing Term Loan, 1st Lien
7.716%, CME Term SOFR + 4.000%, 04/26/2029 (A)	67	62
EagleView Technology Corporation, Term Loan, 1st Lien
10.502%, CME Term SOFR + 5.500%, 08/14/2028 (A)(H)	213	204
Entain PLC, Facility B6 (USD), 1st Lien
5.922%, CME Term SOFR + 2.250%, 10/31/2029 (A)	79	79
EOC Borrower, LLC, Term A Loan
7.422%, CME Term SOFR + 3.750%, 03/24/2028 (A)	61	61
First Eagle Holdings, Inc., Initial Term Loan, 1st Lien
7.172%, CME Term SOFR + 3.500%, 06/06/2032 (A)	70	70
Flutter Entertainment plc, 2024 Refinancing Term B Loan, 1st Lien
5.422%, CME Term SOFR + 1.750%, 11/30/2030 (A)	167	166
Frontier Communications Holdings, LLC, Initial Term Loan, 1st Lien
6.236%, CME Term SOFR + 2.500%, 07/01/2031 (A)	65	65
Genesys Cloud Services Holdings I, LLC, Initial 2025 Dollar Term Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 01/30/2032 (A)	79	79

130	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
HDI Aerospace Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
7.687%, CME Term SOFR + 3.750%, 09/19/2031 (A)	$134	$135
Heartland Dental, LLC, 2025 Replacement Term Loan, 1st Lien
7.466%, CME Term SOFR + 3.750%, 08/06/2032 (A)	198	198
Hilton Domestic Operating Company Inc., Series B-4 Term Loan, 1st Lien
5.477%, CME Term SOFR + 1.750%, 11/08/2030 (A)	607	610
Ingenovis Health, Inc., Initial Term Loan, 1st Lien
8.334%, CME Term SOFR + 4.250%, 03/06/2028 (A)	196	52
Iqvia Inc., Incremental Term B-5 Dollar Loan, 1st Lien
5.422%, CME Term SOFR + 1.750%, 01/02/2031 (A)	209	211
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
5.822%, CME Term SOFR + 2.000%, 12/15/2031 (A)	171	170
Jefferies Finance LLC, Initial Term Loan, 1st Lien
6.500%, CME Term SOFR + 2.750%, 10/21/2031 (A)	54	54
Kelso Industries LLC , Initial Term Loan, 1st Lien
9.572%, CME Term SOFR + 5.750%, 12/26/2029 (A)	132	131
Kelso Industries LLC, Delayed Draw Term Loan Retired 12/12/2025
9.913%, CME Term SOFR + 5.750%, 12/26/2029 (A)(H)	11	11
KUEHG Corp., 2025 Refinancing Term Loan, 1st Lien
6.422%, CME Term SOFR + 2.750%, 06/12/2030 (A)(H)	64	62
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan, 1st Lien
7.373%, CME Term SOFR + 3.500%, 12/02/2031 (A)	58	59
Magnite, Inc., Amendment No.2 Initial Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 02/06/2031 (A)	82	81
Majordrive Holdings IV, LLC, Initial Term Loan, 1st Lien
12.580%, CME Term SOFR + 4.000%, 06/01/2028 (A)	42	38
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 03/01/2029 (A)	$29	$27
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 05/03/2028 (A)	126	117
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 12/31/2031 (A)(H)	193	165
Michaels Companies, Inc. The, Term B Loan, 1st Lien
8.184%, CME Term SOFR + 4.250%, 04/15/2028 (A)	52	50
ModivCare Inc., Amendment No. 5 Incremental Term Loan Retired 12/29/2025
15.436%, CME Term SOFR + 11.500%, 01/07/2026 (A)	298	113
ModivCare Inc., Closing Date Term Loan (DIP) Retired 12/29/2025
10.730%, CME Term SOFR + 7.000%, 02/22/2026 (A)	100	97
ModivCare Inc., Delayed Draw Term Loan (DIP) Retired 12/29/2025
4.106%, 02/22/2026 (A)	53	52
ModivCare Inc., Initial Term Loan Retired 12/29/2025
12.752%, CME Term SOFR + 4.750%, 07/01/2031 (A)	236	90
ModivCare Inc., TL
0.000%, 12/01/2030 (A)(E)(H)	205	200
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.022%, CME Term SOFR + 3.250%, 01/24/2029 (A)	98	64
Naked Juice LLC, New Money First Out Term Loan, 1st Lien
9.172%, CME Term SOFR + 5.500%, 01/24/2029 (A)	618	614
Opal Bidco SAS, Facility B4, 1st Lien
6.686%, CME Term SOFR + 3.000%, 04/28/2032 (A)	98	98
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
6.854%, CME Term SOFR + 3.000%, 07/31/2028 (A)	68	68
Peer Holding III B.V., Additional Facility (USD) 3, 1st Lien
5.922%, CME Term SOFR + 2.250%, 09/27/2032 (A)	208	208

SEI Institutional Managed Trust	131

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Peer Holding III B.V., Facility B5B, 1st Lien
6.172%, CME Term SOFR + 2.500%, 07/01/2031 (A)	$263	$265
Pelican Products, Inc., Initial Term Loan (First Lien)
8.184%, CME Term SOFR + 4.250%, 11/16/2028 (A)	229	207
Peraton Corp., Term B Loan, 1st Lien
7.690%, CME Term SOFR + 3.750%, 02/01/2028 (A)	195	181
Plano Holdco, Inc., Closing Date Term Loan, 1st Lien
7.172%, CME Term SOFR + 3.500%, 10/02/2031 (A)	42	41
Planview Parent, Inc., 2024-B Incremental Term Loan, 1st Lien
7.172%, CME Term SOFR + 3.500%, 12/17/2027 (A)(H)	69	66
Potomac Energy Center, LLC, Initial Term Loan, 1st Lien
6.840%, CME Term SOFR + 3.000%, 08/05/2032 (A)	73	73
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.250%, 03/31/2028 (A)	30	30
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 10/26/2030 (A)(H)	258	257
QuidelOrtho Corporation, Term B Loan, 1st Lien
7.716%, CME Term SOFR + 4.000%, 08/20/2032 (A)	178	178
Raising Canes Restaurants, L.L.C. , First Amendment New Term Loan, 1st Lien
5.843%, CME Term SOFR + 2.000%, 10/25/2032 (A)	141	141
Red Ventures, LLC (New Imagitas, Inc.), Term B-5 Loan (First Lien
6.422%, CME Term SOFR + 2.750%, 03/04/2030 (A)	135	130
Renaissance Holding Corp., 2024-2 Term Loan, 1st Lien
7.716%, CME Term SOFR + 4.000%, 04/05/2030 (A)	320	279
Sabre GLBL Inc., 2024 Term B-1 Loan, 1st Lien
9.816%, CME Term SOFR + 6.000%, 11/15/2029 (A)	86	76
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SkyMiles IP Ltd. (Delta Air Lines, Inc.), 2025 Replacement Term Loan, 1st Lien
5.384%, CME Term SOFR + 1.500%, 10/20/2028 (A)	$211	$213
Soliant Lower Intermediate, LLC, Initial Term Loan, 1st Lien
7.794%, CME Term SOFR + 3.750%, 06/20/2031 (A)	231	186
SonarSource Financing, LLC, Initial Term Loan
8.168%, CME Term SOFR + 4.500%, 12/16/2031 (A)	138	136
Sophos Holdings SARL, 2025 Incremental Term Loan, 1st Lien
7.331%, CME Term SOFR + 3.500%, 03/05/2027 (A)	56	56
South Field Energy LLC, Term Loan B, 1st Lien
6.672%, CME Term SOFR + 3.000%, 08/29/2031 (A)	73	73
South Field Energy LLC, Term Loan C, 1st Lien
6.672%, CME Term SOFR + 3.000%, 08/29/2031 (A)	5	5
Star Parent, Inc., Term Loan B, 1st Lien
7.672%, CME Term SOFR + 4.000%, 09/27/2030 (A)	48	48
Station Casinos LLC, Term B Facility, 1st Lien
5.716%, CME Term SOFR + 2.000%, 03/14/2031 (A)	61	61
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
8.466%, CME Term SOFR + 4.750%, 03/15/2030 (A)(H)	53	52
Tacala Investment Corp., Amendment No. 4 Replacement Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 01/31/2031 (A)	222	223
TransDigm Inc., New Tranche J Term Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 02/28/2031 (A)	251	252
TransDigm Inc., Tranche M Term Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 08/19/2032 (A)	197	198
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 07/01/2031 (A)	110	106
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
5.466%, CME Term SOFR + 1.750%, 12/20/2030 (A)	270	272

132	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Voyager Parent, LLC, Term B Loan Retired, 1st Lien
8.422%, CME Term SOFR + 4.750%, 05/09/2032 (A)	$41	$41
8.422%, CME Term SOFR + 4.750%, 05/08/2032 (A)	178	178
WEC US Holdings Inc., Initial Term Loan, 1st Lien
5.873%, CME Term SOFR + 2.000%, 01/27/2031 (A)	109	110
X Corp., Tranche B-1 Loan, 1st Lien
10.448%, CME Term SOFR + 6.500%, 10/26/2029 (A)	141	138
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, 10/26/2029 (A)	117	117
Xerox Corporation, Initial Term Loan, 1st Lien
7.730%, CME Term SOFR + 4.000%, 11/19/2029 (A)	117	100
7.730%, CME Term SOFR + 4.000%, 11/17/2029 (A)	241	205
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
0.500%, 03/11/2030 (A)	92	87
Ziggo Financing Partnership
2.500%, 04/30/2028 (A)	22	22
Ziggo Financing Partnership, Term Loan N Facility
7.027%, CME Term SOFR + 3.250%, 01/31/2033 (A)	140	139

Total Loan Participations
(Cost $13,548) ($ Thousands)		13,059

MUNICIPAL BONDS — 0.2%

California — 0.0%
California State University, Ser B, RB
2.374%, 11/01/2035	635	529
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	650	470
		999
Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	413	458

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	423
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	$1,000	$794
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	300	264
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser F-1, RB
5.000%, 02/01/2051	95	97
New York City, Transitional Finance Authority, Sub-Ser E, RB
5.000%, 11/01/2053	575	591
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	400	411
5.289%, 03/15/2033	768	777
New York State, Thruway Authority, RB
5.000%, 03/15/2053	835	856
5.000%, 03/15/2059	330	340
		4,553

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	247	204

Texas — 0.1%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	184
Lamar Consolidated Independent School District, Ser A, GO
5.000%, 02/15/2058	1,100	1,132
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	445	489
		1,805

Total Municipal Bonds
(Cost $8,551) ($ Thousands)		8,019

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Resolution Funding Interest
0.000%, 01/15/2030(B)	905	775
Resolution Funding Principal
0.000%, 04/15/2030(B)	4,270	3,615

Total U.S. Government Agency Obligations
(Cost $4,548) ($ Thousands)		4,390

SEI Institutional Managed Trust	133

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	153,956,022	$153,956

Total Cash Equivalent
(Cost $153,956) ($ Thousands)		153,956
Description	Market Value ($ Thousands)
PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $483) ($ Thousands)	$5

Total Investments in Securities — 104.6%
(Cost $3,733,936) ($ Thousands)	$3,700,927

A list of open over the counter swaptions contracts for the Fund at December 31, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%

Put Swaptions
Swaption 2 Year	Goldman Sachs	$54,293,000	$4.00	03/31/2026	$1
Swaption 2 Year	Goldman Sachs	54,293,000	4.03	02/27/2026	–
Swaption 2 Year	Goldman Sachs	54,293,000	4.05	01/30/2026	–
Swaption 5 Year	Goldman Sachs	22,688,000	4.22	03/31/2026	3
Swaption 5 Year	Goldman Sachs	22,688,000	4.22	01/30/2026	–
Swaption 5 Year	Goldman Sachs	22,688,000	4.22	02/27/2026	1
Total Purchased Swaptions		$230,943,000			$5

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,512	Mar-2026	$315,446	$315,688	$242
U.S. 2-Year Treasury Note	79	Mar-2026	16,499	16,494	(5)
U.S. 5-Year Treasury Note	1,515	Mar-2026	165,899	165,596	(303)
U.S. 10-Year Treasury Note	159	Mar-2026	17,935	17,878	(57)
U.S. Long Treasury Bond	43	Mar-2026	4,994	4,970	(24)
U.S. Ultra Long Treasury Bond	149	Mar-2026	17,861	17,582	(279)
			538,634	538,208	(426)
Short Contracts
Australian 10-Year Bond	(110)	Mar-2026	$(8,005)	$(8,031)	$3
Australian 3-Year Bond	(11)	Mar-2026	(768)	(770)	1
Euro-Bund 10-Year Bond	(63)	Mar-2026	(9,396)	(9,439)	63
Euro-Buxl	(10)	Mar-2026	(1,298)	(1,293)	19
Euro-Schatz	(28)	Mar-2026	(3,515)	(3,511)	(2)
Long Gilt 10-Year Bond	(7)	Mar-2026	(840)	(860)	(5)
U.S. Ultra Long Treasury Bond	(46)	Mar-2026	(5,522)	(5,428)	94
Ultra 10-Year U.S. Treasury Note	(609)	Mar-2026	(70,465)	(70,044)	421
			(99,809)	(99,376)	594
			$438,825	$438,832	$168

134	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Core Fixed Income Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)			Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/09/26	USD	444	EUR	381	$4
Bank of America	01/09/26	GBP	1,061	USD	1,425	(3)
Bank of America	01/09/26	EUR	507	USD	596	1
Bank of America	01/09/26	EUR	1,800	USD	2,099	(15)
Barclays PLC	01/09/26	USD	628	EUR	543	10
Barclays PLC	01/09/26	EUR	13,977	USD	16,434	12
Citigroup	01/09/26	USD	714	EUR	608	—
Goldman Sachs	01/09/26	GBP	452	USD	598	(11)
Goldman Sachs	01/09/26	USD	1,780	EUR	1,527	13
Goldman Sachs	01/09/26	EUR	4,988	USD	5,808	(52)
Goldman Sachs	01/09/26	AUD	11,700	USD	7,627	(175)
Goldman Sachs	01/16/26	USD	3,204	EUR	2,750	28
JPMorgan Chase Bank	01/09/26	EUR	339	USD	394	(4)
						$(192)

Percentages are based on Net Assets of $3,539,426 ($ Thousands).

**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Zero coupon security.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $458,504 ($ Thousands), representing 13.0% of the Net Assets of the Fund.
(E)	No interest rate available.
(F)	Security is in default on interest payment.
(G)	Perpetual security with no stated maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$67,891	$637,713	$(551,648)	$—	$—	$153,956	$1,027	$—

Amounts designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	135

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 77.4%

Communication Services — 10.6%
Altice Financing
5.750%, 08/15/2029 (A)	$1,080	$749
Altice France
9.500%, 11/01/2029 (A)(B)	1,335	1,374
6.875%, 07/15/2032 (A)	722	692
6.500%, 04/15/2032 (A)(B)	812	779
5.500%, 10/15/2030	1,730	1,677
Altice France Lux 3
10.000%, 01/15/2033 (A)	98	90
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	1,371	1,200
AMC Networks
10.500%, 07/15/2032 (A)	430	475
10.250%, 01/15/2029 (A)	518	543
ANGI Group
3.875%, 08/15/2028 (A)	653	603
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (A)(C)	2,901	1,102
Belo
7.250%, 09/15/2027	250	260
C&W Senior Finance
9.000%, 01/15/2033 (A)	770	793
Cable One
4.000%, 11/15/2030 (A)	2,230	1,719
Cars.com
6.375%, 11/01/2028 (A)	146	146
CCO Holdings
5.375%, 06/01/2029 (A)	132	130
5.125%, 05/01/2027 (A)	65	65
5.000%, 02/01/2028 (A)	2,419	2,400
4.750%, 03/01/2030 (A)	2,050	1,958
4.500%, 08/15/2030 (A)	3,552	3,344
4.500%, 05/01/2032	140	126
4.250%, 02/01/2031 (A)	4,542	4,173
4.250%, 01/15/2034 (A)	7,362	6,260
Charter Communications Operating
6.550%, 06/01/2034	1,250	1,315
Cinemark USA
7.000%, 08/01/2032 (A)	64	66
5.250%, 07/15/2028 (A)	145	145
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	418	418
7.500%, 06/01/2029 (A)	1,451	1,441
7.500%, 03/15/2033 (A)	432	456
7.125%, 02/15/2031 (A)	507	531
Connect Finco SARL
9.000%, 09/15/2029 (A)	200	212
Connect Holding II
10.500%, 04/03/2031 (A)	225	213
Discovery Communications
5.000%, 09/20/2037	60	48
3.950%, 03/20/2028	1,055	1,036
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DISH DBS
7.750%, 07/01/2026	$2,398	$2,369
7.375%, 07/01/2028	150	145
5.750%, 12/01/2028 (A)	1,727	1,696
5.250%, 12/01/2026 (A)	1,622	1,573
5.125%, 06/01/2029	3,384	3,003
DISH Network
11.750%, 11/15/2027 (A)	868	903
EchoStar
10.750%, 11/30/2029	3,656	4,043
6.750% Cash/PIK, 11/30/2030	271	278
Fibercop
6.375%, 11/15/2033 (A)	528	523
Flash Compute
7.250%, 12/31/2030 (A)	611	605
Fox
5.576%, 01/25/2049	460	443
5.476%, 01/25/2039	460	461
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	211	220
6.750%, 05/01/2029 (A)	49	50
6.000%, 01/15/2030 (A)	93	95
5.875%, 10/15/2027 (A)	22	22
5.875%, 11/01/2029	102	103
5.000%, 05/01/2028 (A)	695	696
GCI
4.750%, 10/15/2028 (A)	599	584
Gray Media
10.500%, 07/15/2029 (A)	467	502
9.625%, 07/15/2032 (A)	1,979	2,054
7.250%, 08/15/2033 (A)	1,903	1,944
5.375%, 11/15/2031 (A)	1,904	1,428
4.750%, 10/15/2030 (A)	3,719	2,885
iHeartCommunications
10.875%, 05/01/2030 (A)	1,444	1,248
9.125%, 05/01/2029 (A)	657	633
7.750%, 08/15/2030 (A)	26	22
Iliad Holding SAS
8.500%, 04/15/2031 (A)	785	845
Level 3 Financing
8.500%, 01/15/2036 (A)	1,737	1,779
7.000%, 03/31/2034 (A)	1,030	1,061
6.875%, 06/30/2033 (A)	4,361	4,462
4.875%, 06/15/2029 (A)	1,868	1,816
3.750%, 07/15/2029 (A)	695	633
Live Nation Entertainment
6.500%, 05/15/2027 (A)	961	970
4.750%, 10/15/2027 (A)	1,415	1,418
3.750%, 01/15/2028 (A)	503	494
Lumen Technologies
10.000%, 10/15/2032 (A)	541	544
7.650%, 03/15/2042	395	373
7.600%, 09/15/2039	155	149

136	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 06/15/2029 (A)	$233	$219
4.125%, 04/15/2029 (A)	3	3
4.125%, 04/15/2030 (A)	1,160	1,152
Midcontinent Communications
8.000%, 08/15/2032 (A)	240	246
Nexstar Media
5.625%, 07/15/2027 (A)	595	597
4.750%, 11/01/2028 (A)	956	949
Scripps Escrow II
3.875%, 01/15/2029 (A)	1,322	1,217
Sinclair Television Group
8.125%, 02/15/2033 (A)	1,195	1,248
Sirius XM Radio
5.500%, 07/01/2029 (A)	465	469
5.000%, 08/01/2027 (A)	334	335
4.125%, 07/01/2030 (A)	1,650	1,569
4.000%, 07/15/2028 (A)	1,163	1,137
3.875%, 09/01/2031 (A)	1,160	1,068
3.125%, 09/01/2026 (A)	1,573	1,559
Snap
6.875%, 03/01/2033 (A)	905	938
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	3,120	2,059
Stagwell Global
5.625%, 08/15/2029 (A)	663	647
TEGNA
5.000%, 09/15/2029	315	312
4.625%, 03/15/2028	1,104	1,093
Time Warner Entertainment
8.375%, 07/15/2033	1,136	1,311
Uniti Group
8.625%, 06/15/2032 (A)	308	304
6.500%, 02/15/2029 (A)	2,187	2,100
6.000%, 01/15/2030 (A)	1,586	1,475
Urban One
10.500%, 04/01/2030 (A)	616	590
7.625%, 04/01/2031 (A)	2,647	1,354
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	750	684
Warnermedia Holdings
5.050%, 03/15/2042	1,608	1,132
4.279%, 03/15/2032	1,611	1,414
4.054%, 03/15/2029	2,031	1,965
Windstream Services
8.250%, 10/01/2031 (A)	806	846
Zayo Group Holdings
13.750%, 09/09/2030 (A)	1,582	1,452
9.250%, 03/09/2030 (A)	3,327	3,161
ZipRecruiter
5.000%, 01/15/2030 (A)	2,015	1,582
		115,798
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Consumer Discretionary — 13.7%
1011778 BC ULC
5.625%, 09/15/2029 (A)	$451	$459
4.375%, 01/15/2028 (A)	645	641
4.000%, 10/15/2030 (A)	290	276
Academy
6.000%, 11/15/2027 (A)	810	811
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	347	365
7.500%, 02/15/2033 (A)	157	162
7.000%, 04/15/2028 (A)	17	17
Albion Financing 1 SARL
7.000%, 05/21/2030 (A)	1,067	1,114
Amer Sports
6.750%, 02/16/2031 (A)	1,172	1,228
American Axle & Manufacturing
7.750%, 10/15/2033 (A)	325	331
6.375%, 10/15/2032 (A)	468	477
Aramark Services
5.000%, 02/01/2028 (A)	362	362
Asbury Automotive Group
4.625%, 11/15/2029 (A)	664	653
4.500%, 03/01/2028	1,666	1,661
Ashton Woods USA
4.625%, 08/01/2029 (A)	140	134
4.625%, 04/01/2030 (A)	770	735
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	1,223	1,138
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	368
7.500%, 06/15/2029	271	278
6.875%, 11/01/2035	634	641
6.750%, 07/01/2036	1,705	1,692
5.250%, 02/01/2028	349	352
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (A)	780	745
Beach Acquisition Bidco
10.000% Cash/PIK, 07/15/2033 (A)	1,655	1,827
Beazer Homes USA
7.500%, 03/15/2031 (A)	932	945
Block Communications
4.875%, 03/01/2028 (A)	824	770
Boyne USA
4.750%, 05/15/2029 (A)	1,079	1,064
Brightstar Lottery
5.750%, 01/15/2033 (A)	320	318
5.250%, 01/15/2029 (A)	825	823
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	330	307

SEI Institutional Managed Trust	137

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caesars Entertainment
7.000%, 02/15/2030 (A)	$1,925	$1,994
6.500%, 02/15/2032 (A)	250	256
6.000%, 10/15/2032 (A)	543	528
4.625%, 10/15/2029 (A)	176	169
Carnival
7.000%, 08/15/2029 (A)	102	107
6.125%, 02/15/2033 (A)	1,843	1,903
5.875%, 06/15/2031 (A)	25	26
5.750%, 03/15/2030 (A)	110	113
5.750%, 08/01/2032 (A)	373	383
4.000%, 08/01/2028 (A)	68	67
Carriage Services
4.250%, 05/15/2029 (A)	550	529
Carvana, Strike Price Fixed
9.000% Cash/PIK, 06/01/2031 (A)	2,509	2,831
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	228	186
Churchill Downs
5.750%, 04/01/2030 (A)	65	66
4.750%, 01/15/2028 (A)	1,185	1,180
Clarios Global
6.750%, 05/15/2028 (A)	213	218
6.750%, 02/15/2030 (A)	148	155
6.750%, 09/15/2032 (A)	1,470	1,524
CMG Media Corp
8.875%, 06/18/2029 (A)	1,575	1,353
Cooper-Standard Automotive
13.500% Cash/PIK, 03/31/2027 (A)	1,613	1,676
5.625% Cash/PIK, 05/15/2027 (A)	900	878
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)	520	556
CSC Holdings
11.750%, 01/31/2029 (A)	3,232	2,401
7.500%, 04/01/2028 (A)	145	85
6.500%, 02/01/2029 (A)	1,967	1,304
5.750%, 01/15/2030 (A)	1,381	511
5.500%, 04/15/2027 (A)	305	262
5.375%, 02/01/2028 (A)	205	149
4.625%, 12/01/2030 (A)	1,370	489
4.500%, 11/15/2031 (A)	299	182
4.125%, 12/01/2030 (A)	123	75
3.375%, 02/15/2031 (A)	463	280
Dcli Bidco
7.750%, 11/15/2029 (A)	200	206
Directv Financing
10.000%, 02/15/2031 (A)	1,308	1,337
8.875%, 02/01/2030 (A)	2,350	2,379
5.875%, 08/15/2027 (A)	710	714
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	390	338
Dotdash Meredith
7.625%, 06/15/2032 (A)	200	180
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Empire Resorts
7.750%, 11/01/2026 (A)	$695	$682
Fertitta Entertainment
6.750%, 01/15/2030 (A)	619	588
4.625%, 01/15/2029 (A)	1,505	1,462
Flutter Treasury DAC
5.875%, 06/04/2031 (A)	788	799
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(D)	3,108	–
Ford Motor Credit
7.122%, 11/07/2033	1,779	1,911
6.950%, 06/10/2026	200	202
6.800%, 05/12/2028	200	208
6.798%, 11/07/2028	200	210
4.542%, 08/01/2026	530	529
Gap
3.625%, 10/01/2029 (A)	754	714
Garrett Motion Holdings
7.750%, 05/31/2032 (A)	1,200	1,275
Genting New York
7.250%, 10/01/2029 (A)	1,065	1,092
Goodyear Tire & Rubber
6.625%, 07/15/2030	70	72
5.250%, 04/30/2031	132	127
5.250%, 07/15/2031	324	307
5.000%, 07/15/2029	347	343
Graham Holdings
5.625%, 12/01/2033 (A)	97	98
Great Canadian Gaming
8.750%, 11/15/2029 (A)	210	212
GrubHub Holdings
13.000%, 07/31/2030 (A)(C)	3,345	2,722
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	175	181
5.875%, 04/01/2029 (A)	87	89
5.875%, 03/15/2033 (A)	406	418
5.750%, 09/15/2033 (A)	238	244
5.500%, 03/31/2034 (A)	1,045	1,052
4.000%, 05/01/2031 (A)	2,110	2,020
3.750%, 05/01/2029 (A)	844	820
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	1,451	1,409
Hilton Worldwide Finance
4.875%, 04/01/2027	195	195
IHO Verwaltungs GmbH
7.750% Cash/PIK, 11/15/2030 (A)	200	210
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,685	1,651
Kohl’s
10.000%, 06/01/2030 (A)	516	568
5.550%, 07/17/2045	200	142
LBM Acquisition
9.500%, 06/15/2031 (A)	760	792

138	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 01/15/2029 (A)	$311	$280
Liberty Interactive
8.250%, 02/01/2030	2,855	157
Light & Wonder International
6.250%, 10/01/2033 (A)	1,403	1,420
M/I Homes
4.950%, 02/01/2028	100	100
Macy’s Retail Holdings
7.375%, 08/01/2033 (A)	194	206
4.500%, 12/15/2034	377	342
Melco Resorts Finance
6.500%, 09/24/2033 (A)	75	75
5.375%, 12/04/2029 (A)	845	837
MGM Resorts International
6.500%, 04/15/2032	629	648
6.125%, 09/15/2029	1,285	1,321
4.625%, 09/01/2026	205	205
Mohegan Tribal Gaming Authority
11.875%, 04/15/2031 (A)	745	787
8.250%, 04/15/2030 (A)	777	810
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)(D)	5,936	–
NCL
6.750%, 02/01/2032 (A)	1,995	2,042
6.250%, 09/15/2033 (A)	523	523
5.875%, 01/15/2031 (A)	523	521
Neptune Bidco US
10.375%, 05/15/2031 (A)	616	631
9.290%, 04/15/2029 (A)	1,039	1,041
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	267
New Home
8.500%, 11/01/2030 (A)	220	227
Newell Brands
8.500%, 06/01/2028 (A)	130	136
7.375%, 04/01/2036	70	66
6.625%, 09/15/2029	180	179
6.625%, 05/15/2032	40	39
6.375%, 09/15/2027	63	63
6.375%, 05/15/2030	183	179
Nissan Motor
8.125%, 07/17/2035 (A)	1,058	1,124
7.750%, 07/17/2032 (A)	480	510
7.500%, 07/17/2030 (A)	165	173
4.810%, 09/17/2030 (A)	990	933
4.345%, 09/17/2027 (A)	1,532	1,511
Nissan Motor Acceptance
2.750%, 03/09/2028 (A)	480	456
Nordstrom
5.000%, 01/15/2044	520	389
Ontario Gaming GTA
8.000%, 08/01/2030 (A)	892	846
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Papa John’s International
3.875%, 09/15/2029 (A)	$519	$492
PetSmart
10.000%, 09/15/2033 (A)	1,291	1,329
7.500%, 09/15/2032 (A)	760	774
PM General Purchaser
9.500%, 10/01/2028 (A)	185	159
Qnity Electronics
6.250%, 08/15/2033 (A)	1,618	1,677
5.750%, 08/15/2032 (A)	1,018	1,041
QXO Building Products
6.750%, 04/30/2032 (A)	2,490	2,601
Rakuten Group
9.750%, 04/15/2029 (A)	3,029	3,388
Resorts World Las Vegas
4.625%, 04/16/2029 (A)	410	366
4.625%, 04/06/2031 (A)	690	570
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	935	956
Rivers Enterprise Lender
6.250%, 10/15/2030 (A)	165	168
Rivian Holdings
10.000%, 01/15/2031 (A)	777	764
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	167	173
6.000%, 02/01/2033 (A)	208	214
5.625%, 09/30/2031 (A)	859	878
Saks Global Enterprises
11.000%, 12/15/2029 (A)	126	8
Service International
5.750%, 10/15/2032	865	880
3.375%, 08/15/2030	2,290	2,142
SGUS
11.000%, 12/15/2029 (A)	54	20
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	83
8.500% Cash/PIK, 10/01/2027 (A)	562	541
Six Flags Entertainment
7.250%, 05/15/2031 (A)	1,232	1,182
6.625%, 05/01/2032 (A)	1,449	1,461
5.375%, 04/15/2027	140	140
5.250%, 07/15/2029	219	204
Somnigroup International
4.000%, 04/15/2029 (A)	1,134	1,105
Sonic Automotive
4.875%, 11/15/2031 (A)	75	72
4.625%, 11/15/2029 (A)	401	394
Specialty Building Products Holdings
7.750%, 10/15/2029 (A)	1,087	1,061
Staples
12.750%, 01/15/2030 (A)	445	374
10.750%, 09/01/2029 (A)	1,672	1,662

SEI Institutional Managed Trust	139

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Station Casinos
6.625%, 03/15/2032 (A)	$115	$118
4.625%, 12/01/2031 (A)	295	279
4.500%, 02/15/2028 (A)	1,846	1,831
StoneMor
8.500%, 05/15/2029 (A)	1,205	1,178
Studio City Finance
5.000%, 01/15/2029 (A)	1,385	1,337
Superior Plus
4.500%, 03/15/2029 (A)	860	839
Taylor Morrison Communities
5.750%, 01/15/2028 (A)	760	774
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	800	795
Tenneco
8.000%, 11/17/2028 (A)	1,577	1,582
TopBuild
5.625%, 01/31/2034 (A)	687	695
Travel + Leisure
4.500%, 12/01/2029 (A)	440	431
Under Armour
7.250%, 07/15/2030 (A)	1,111	1,112
Univision Communications
9.375%, 08/01/2032 (A)	1,702	1,829
8.500%, 07/31/2031 (A)	6	6
8.000%, 08/15/2028 (A)	1,217	1,261
7.375%, 06/30/2030 (A)	268	272
4.500%, 05/01/2029 (A)	510	490
Vail Resorts
6.500%, 05/15/2032 (A)	203	211
5.625%, 07/15/2030 (A)	97	98
Victoria’s Secret
4.625%, 07/15/2029 (A)	1,996	1,935
Viking Cruises
5.875%, 10/15/2033 (A)	344	349
Virgin Media Finance
5.000%, 07/15/2030 (A)	225	198
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	690	639
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,135	2,095
Voyager Parent
9.250%, 07/01/2032 (A)	345	366
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,196	1,266
Wayfair
7.750%, 09/15/2030 (A)	660	703
7.250%, 10/31/2029 (A)	1,839	1,919
6.750%, 11/15/2032 (A)	1,153	1,186
Wolverine World Wide
4.000%, 08/15/2029 (A)	312	288
Wynn Las Vegas
5.250%, 05/15/2027 (A)	1,000	1,004
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wynn Macau
6.750%, 02/15/2034 (A)	$395	$400
5.125%, 12/15/2029 (A)	670	664
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	898	972
6.250%, 03/15/2033 (A)	586	599
5.125%, 10/01/2029 (A)	414	416
Yum! Brands
6.875%, 11/15/2037	850	938
4.750%, 01/15/2030 (A)	20	20
ZF North America Capital
7.500%, 03/24/2031 (A)	644	651
6.875%, 04/23/2032 (A)	650	636
		149,933

Consumer Staples — 2.2%
Albertsons
6.250%, 03/15/2033 (A)	182	187
5.875%, 02/15/2028 (A)	825	828
5.750%, 03/31/2034 (A)	228	229
5.500%, 03/31/2031 (A)	275	278
4.875%, 02/15/2030 (A)	60	60
3.500%, 03/15/2029 (A)	598	574
B&G Foods
8.000%, 09/15/2028 (A)	881	867
C&S Group Enterprises
5.000%, 12/15/2028 (A)	921	852
Central Garden & Pet
5.125%, 02/01/2028	350	350
4.125%, 10/15/2030	252	242
4.125%, 04/30/2031 (A)	173	163
Chobani
4.625%, 11/15/2028 (A)	525	525
Edgewell Personal Care
5.500%, 06/01/2028 (A)	335	335
4.125%, 04/01/2029 (A)	232	222
Energizer Holdings
4.750%, 06/15/2028 (A)	499	495
HLF Financing Sarl
4.875%, 06/01/2029 (A)	2,166	2,034
HRB Wonddown Inc (Escrow Security)
8.875%, 03/15/2070 (A)(B)(C)(D)	445	–
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,242	1,201
New Albertsons
8.700%, 05/01/2030	205	230
8.000%, 05/01/2031	910	986
Opal Bidco SAS
6.500%, 03/31/2032 (A)	765	784
Performance Food Group
6.125%, 09/15/2032 (A)	1,298	1,338
5.500%, 10/15/2027 (A)	425	426
4.250%, 08/01/2029 (A)	879	859

140	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pilgrim’s Pride
6.875%, 05/15/2034	$705	$782
Post Holdings
6.500%, 03/15/2036 (A)	749	750
6.375%, 03/01/2033 (A)	1,989	2,009
6.250%, 02/15/2032 (A)	1,089	1,119
6.250%, 10/15/2034 (A)	1,080	1,086
4.500%, 09/15/2031 (A)	1,933	1,832
Primo Water Holdings
6.250%, 04/01/2029 (A)	239	240
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(B)(D)	853	–
8.000%, 11/15/2026 (A)(B)(D)	2,195	–
7.500%, 07/01/2025 (A)(B)(D)	846	–
Rite Aid
15.000%, 08/30/2031 (B)(C)(D)	1,351	2
11.317%, TSFR3M + 7.000%, 08/30/2031 (A)(B)(C)(D)(F)	317	21
Simmons Foods
4.625%, 03/01/2029 (A)	1,673	1,612
Tyson Foods
5.100%, 09/28/2048	797	735
		24,253

Energy — 10.0%
Alliance Resource Operating Partners
8.625%, 06/15/2029 (A)	50	53
Antero Midstream Partners
5.750%, 01/15/2028 (A)	520	521
5.750%, 10/15/2033 (A)	754	759
5.375%, 06/15/2029 (A)	1,221	1,221
Archrock Partners
6.625%, 09/01/2032 (A)	668	689
6.250%, 04/01/2028 (A)	1,079	1,085
Ascent Resources Utica Holdings
6.625%, 10/15/2032 (A)	752	776
6.625%, 07/15/2033 (A)	788	816
Blue Racer Midstream
7.250%, 07/15/2032 (A)	453	481
7.000%, 07/15/2029 (A)	469	489
6.625%, 07/15/2026 (A)	115	115
Buckeye Partners
6.750%, 02/01/2030 (A)	100	105
4.500%, 03/01/2028 (A)	940	934
California Resources
8.250%, 06/15/2029 (A)	965	1,009
Chord Energy
6.750%, 03/15/2033 (A)	103	107
6.000%, 10/01/2030 (A)	172	174
Civitas Resources
9.625%, 06/15/2033 (A)	344	371
8.750%, 07/01/2031 (A)	265	275
8.625%, 11/01/2030 (A)	2,403	2,519
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.375%, 07/01/2028 (A)	$136	$140
CNX Resources
6.000%, 01/15/2029 (A)	1,272	1,281
Comstock Resources
6.750%, 03/01/2029 (A)	1,851	1,855
5.875%, 01/15/2030 (A)	1,344	1,307
Crescent Energy Finance
9.250%, 02/15/2028 (A)	331	341
8.375%, 01/15/2034 (A)	144	143
7.875%, 04/15/2032 (A)	277	273
7.625%, 04/01/2032 (A)	287	278
7.375%, 01/15/2033 (A)	162	154
CVR Energy
8.500%, 01/15/2029 (A)	1,068	1,098
5.750%, 02/15/2028 (A)	519	512
Delek Logistics Partners
8.625%, 03/15/2029 (A)	1,630	1,708
7.375%, 06/30/2033 (A)	130	133
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	203	215
Energy Transfer
5.500%, 06/01/2027	1,564	1,589
Equities
7.500%, 06/01/2030	139	153
4.500%, 01/15/2029	206	206
Excelerate Energy
8.000%, 05/15/2030 (A)	171	181
Expand Energy
7.500%, 12/31/2049 (B)(C)(D)	2,515	–
7.000%, 12/31/2049 (B)(C)(D)	1,135	–
6.750%, 04/15/2029 (A)	650	654
5.375%, 03/15/2030	239	242
Genesis Energy
8.875%, 04/15/2030	820	863
7.875%, 05/15/2032	690	719
7.750%, 02/01/2028	325	326
Golar LNG
7.500%, 10/02/2030 (A)	760	734
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	1,130	1,167
Harvest Midstream I
7.500%, 05/15/2032 (A)	179	187
Hess Midstream Operations
6.500%, 06/01/2029 (A)	127	131
5.875%, 03/01/2028 (A)	54	55
5.125%, 06/15/2028 (A)	70	70
4.250%, 02/15/2030 (A)	122	120
Hilcorp Energy I
7.250%, 02/15/2035 (A)	1,610	1,530
6.875%, 05/15/2034 (A)	330	309
6.250%, 04/15/2032 (A)	390	367
6.000%, 02/01/2031 (A)	1,682	1,599

SEI Institutional Managed Trust	141

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	$1,040	$1,097
6.625%, 01/15/2034 (A)	101	104
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	77	80
ITT Holdings
6.500%, 08/01/2029 (A)	1,721	1,652
Kodiak Gas Services
7.250%, 02/15/2029 (A)	595	619
6.750%, 10/01/2035 (A)	285	293
6.500%, 10/01/2033 (A)	500	511
Kraken Oil & Gas Partners
7.625%, 08/15/2029 (A)	210	207
Long Ridge Energy
8.750%, 02/15/2032 (A)	865	921
Matador Resources
6.500%, 04/15/2032 (A)	174	177
6.250%, 04/15/2033 (A)	201	201
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	2,328	2,229
Nabors Industries
9.125%, 01/31/2030 (A)	589	616
8.875%, 08/15/2031 (A)	2,304	2,235
7.625%, 11/15/2032 (A)	341	335
New Fortress Energy
8.750%, 03/15/2029 (A)	1,025	67
6.500%, 09/30/2026 (A)	1,265	96
NFE Financing MTN
12.000%, 11/15/2029 (A)(B)	1,725	499
NGL Energy Operating
8.375%, 02/15/2032 (A)	529	548
8.125%, 02/15/2029 (A)	1,797	1,865
Noble Finance II
8.000%, 04/15/2030 (A)	1,049	1,090
Northern Oil & Gas
7.875%, 10/15/2033 (A)	2,571	2,503
NuStar Logistics
6.375%, 10/01/2030	144	152
6.000%, 06/01/2026	260	260
5.625%, 04/28/2027	130	131
ONEOK
5.600%, 04/01/2044	155	147
5.450%, 06/01/2047	2,018	1,855
PBF Holding
9.875%, 03/15/2030 (A)	120	123
7.875%, 09/15/2030 (A)	1,216	1,171
Permian Resources Operating
9.875%, 07/15/2031 (A)	261	281
8.000%, 04/15/2027 (A)	135	137
7.000%, 01/15/2032 (A)	129	134
6.250%, 02/01/2033 (A)	147	151
Precision Drilling
6.875%, 01/15/2029 (A)	600	607
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Range Resources
8.250%, 01/15/2029	$417	$425
Rockies Express Pipeline
6.750%, 03/15/2033 (A)	1,385	1,462
4.800%, 05/15/2030 (A)	1,428	1,404
Seadrill Finance
8.375%, 08/01/2030 (A)	210	218
SESI
7.875%, 09/30/2030 (A)	220	217
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(D)	1,869	–
SM Energy
7.000%, 08/01/2032 (A)	1,414	1,390
6.750%, 09/15/2026	215	215
6.750%, 08/01/2029 (A)	4	4
6.625%, 01/15/2027	293	294
6.500%, 07/15/2028	88	89
Star Holding
8.750%, 08/01/2031 (A)	190	183
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	1,684	1,746
Sunoco
7.250%, 05/01/2032 (A)	2,264	2,394
7.000%, 05/01/2029 (A)	1,598	1,667
6.250%, 07/01/2033 (A)	1,733	1,775
5.875%, 03/15/2034 (A)	310	310
4.500%, 05/15/2029	263	258
4.500%, 04/30/2030	347	339
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	113	117
6.750%, 03/15/2034 (A)	311	311
6.000%, 12/31/2030 (A)	2,445	2,465
6.000%, 09/01/2031 (A)	792	788
5.500%, 01/15/2028 (A)	937	937
Talos Production
9.375%, 02/01/2031 (A)	1,746	1,821
9.000%, 02/01/2029 (A)	30	31
TerraForm Power Operating
5.000%, 01/31/2028 (A)	1,588	1,587
4.750%, 01/15/2030 (A)	375	364
TGNR Intermediate Holdings
5.500%, 10/15/2029 (A)	1,999	1,979
Tidewater
9.125%, 07/15/2030 (A)	950	1,019
TransMontaigne Partners
8.500%, 06/15/2030 (A)	833	841
Transocean International
8.750%, 02/15/2030 (A)	253	264
8.500%, 05/15/2031 (A)	2,673	2,648
8.250%, 05/15/2029 (A)	656	661
6.800%, 03/15/2038	2,159	1,857
Transocean Titan Financing
8.375%, 02/01/2028 (A)	47	48

142	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
USA Compression Partners
7.125%, 03/15/2029 (A)	$570	$590
6.250%, 10/01/2033 (A)	1,151	1,165
Valaris
8.375%, 04/30/2030 (A)	3,233	3,364
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	930	846
3.875%, 11/01/2033 (A)	275	236
Venture Global LNG
9.875%, 02/01/2032 (A)	705	728
9.500%, 02/01/2029 (A)	220	228
9.000%, H15T5Y + 5.440%(A)(F)(G)	2,075	1,639
8.375%, 06/01/2031 (A)	2,914	2,898
8.125%, 06/01/2028 (A)	184	186
7.000%, 01/15/2030 (A)	1,110	1,068
Venture Global Plaquemines LNG
7.750%, 05/01/2035 (A)	453	496
7.500%, 05/01/2033 (A)	470	508
6.750%, 01/15/2036 (A)	2,204	2,257
6.500%, 01/15/2034 (A)	984	1,008
6.500%, 06/15/2034 (A)	272	278
6.125%, 12/15/2030 (A)	427	435
Viridien
10.000%, 10/15/2030 (A)	340	359
WBI Operating
6.500%, 10/15/2033 (A)	783	780
6.250%, 10/15/2030 (A)	172	173
Western Midstream Operating
5.250%, 02/01/2050	2,284	1,955
Wildfire Intermediate Holdings
7.500%, 10/15/2029 (A)	220	222
		109,780

Financials — 8.4%
Acrisure
8.250%, 02/01/2029 (A)	1,074	1,116
7.500%, 11/06/2030 (A)	551	574
6.750%, 07/01/2032 (A)	1,780	1,833
4.250%, 02/15/2029 (A)	354	345
Alliant Holdings Intermediate
7.000%, 01/15/2031 (A)	3,424	3,552
4.250%, 10/15/2027 (A)	1,423	1,414
Ally Financial
6.700%, 02/14/2033	510	533
AmWINS Group
6.375%, 02/15/2029 (A)	199	205
APH Somerset Investor 2
7.875%, 11/01/2029 (A)	1,571	1,587
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	1,085	1,049
Apollo Debt Solutions BDC
6.900%, 04/13/2029	925	970
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arbor Realty SR
8.500%, 12/15/2028 (A)	$290	$289
7.875%, 07/15/2030 (A)	975	931
Ardonagh Finco
7.750%, 02/15/2031 (A)	671	703
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	584	607
Aretec Group
10.000%, 08/15/2030 (A)	301	325
Arthur J Gallagher
5.550%, 02/15/2055	1,007	966
Asurion and Asurion -Issuer
8.000%, 12/31/2032 (A)	1,603	1,663
Atlanticus Holdings
9.750%, 09/01/2030 (A)	575	576
Barclays
9.625%, USISSO05 + 5.775%(F)(G)	1,000	1,133
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	1,850	1,974
Block
6.500%, 05/15/2032	671	698
6.000%, 08/15/2033 (A)	732	752
5.625%, 08/15/2030 (A)	72	73
Bread Financial Holdings
6.750%, 05/15/2031 (A)	293	303
Citigroup
3.875%, H15T5Y + 3.417%(F)(G)	1,129	1,125
Coinbase Global
3.375%, 10/01/2028 (A)	550	524
CPI CG
10.000%, 07/15/2029 (A)	866	918
Credit Acceptance
6.625%, 03/15/2030 (A)	340	341
EF Holdco Inc
7.375%, 09/30/2030 (A)	845	852
Encore Capital Group
8.500%, 05/15/2030 (A)	510	548
6.625%, 04/15/2031 (A)	1,650	1,658
Enova International
9.125%, 08/01/2029 (A)	1,330	1,416
Finance of America Funding
8.875%, 11/30/2026 (A)	1,689	1,655
FirstCash
6.875%, 03/01/2032 (A)	395	411
4.625%, 09/01/2028 (A)	1,857	1,845
Focus Financial Partners
6.750%, 09/15/2031 (A)	695	715
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	1,625	1,704
8.375%, 04/01/2032 (A)	220	232
6.875%, 05/01/2031 (A)	215	215
Genworth Holdings
6.500%, 06/15/2034	1,340	1,359

SEI Institutional Managed Trust	143

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.116%, TSFR3M + 2.264%, 11/15/2066 (F)	$430	$360
Howden UK Refinance
7.250%, 02/15/2031 (A)	625	644
HUB International
7.375%, 01/31/2032 (A)	1,075	1,128
Incora Intermediate II
6.000%, 01/31/2033 (A)(C)(D)	187	81
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(F)	1,300	1,106
ION Platform Finance US
7.875%, 09/30/2032 (A)	200	190
Jane Street Group
7.125%, 04/30/2031 (A)	2,055	2,159
6.750%, 05/01/2033 (A)	750	783
Jefferies Finance
6.625%, 10/15/2031 (A)	495	487
5.000%, 08/15/2028 (A)	984	947
Jefferson Capital Holdings
8.250%, 05/15/2030 (A)	240	252
LD Holdings Group
6.125%, 04/01/2028 (A)	965	898
LPL Holdings
4.625%, 11/15/2027 (A)	568	568
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,335	2,331
5.625%, 01/15/2030 (A)	1,451	1,359
Nassau of New York
7.875%, 07/15/2030 (A)	190	181
Navient
11.500%, 03/15/2031	209	234
7.875%, 06/15/2032	328	343
5.500%, 03/15/2029	1,473	1,462
Navient MTN
5.625%, 08/01/2033	1,490	1,362
OneMain Finance
7.875%, 03/15/2030	740	782
7.500%, 05/15/2031	1,090	1,147
7.125%, 03/15/2026	68	68
7.125%, 11/15/2031	930	971
7.125%, 09/15/2032	569	591
6.750%, 03/15/2032	250	257
6.750%, 09/15/2033	402	407
6.500%, 03/15/2033	1,143	1,153
5.375%, 11/15/2029	370	370
4.000%, 09/15/2030	274	257
3.875%, 09/15/2028	253	247
3.500%, 01/15/2027	1,379	1,366
Osaic Holdings
6.750%, 08/01/2032 (A)	295	308
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	1,421	1,473
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PennyMac Financial Services
6.750%, 02/15/2034 (A)	$1,730	$1,788
5.750%, 09/15/2031 (A)	2,281	2,292
PRA Group
8.875%, 01/31/2030 (A)	130	135
PROG Holdings
6.000%, 11/15/2029 (A)	710	702
Rfna
7.875%, 02/15/2030 (A)	810	824
Rithm Capital
8.000%, 07/15/2030 (A)	3,540	3,620
Rocket
7.125%, 02/01/2032 (A)	117	123
6.500%, 08/01/2029 (A)	23	24
6.375%, 08/01/2033 (A)	2,564	2,673
6.125%, 08/01/2030 (A)	752	777
Rocket Mortgage
3.625%, 03/01/2029 (A)	977	944
Ryan Specialty
5.875%, 08/01/2032 (A)	418	427
Shift4 Payments
6.750%, 08/15/2032 (A)	580	599
Starwood Property Trust
7.250%, 04/01/2029 (A)	3,836	4,051
6.500%, 07/01/2030 (A)	260	271
6.500%, 10/15/2030 (A)	1,035	1,079
Synchrony Financial
7.250%, 02/02/2033	1,085	1,166
TrueNoord Capital DAC
8.750%, 03/01/2030 (A)	190	201
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(F)	910	925
UWM Holdings
6.625%, 02/01/2030 (A)	744	753
6.250%, 03/15/2031 (A)	230	230
VFH Parent
7.500%, 06/15/2031 (A)	1,363	1,428
Walker & Dunlop
6.625%, 04/01/2033 (A)	845	867
		91,860

Health Care — 6.4%
1261229 BC
10.000%, 04/15/2032 (A)	6,107	6,351
Acadia Healthcare
7.375%, 03/15/2033 (A)	980	990
Accendra Health
6.625%, 04/01/2030 (A)	175	111
4.500%, 03/31/2029 (A)	382	259
AdaptHealth
5.125%, 03/01/2030 (A)	2,150	2,097

144	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AHP Health Partners
5.750%, 07/15/2029 (A)	$251	$249
Akumin
9.000% Cash/PIK, 08/01/2027 (A)(C)	2,655	2,589
8.000%, 08/01/2028 (A)(C)	1,800	1,764
AthenaHealth Group
6.500%, 02/15/2030 (A)	1,466	1,462
Avantor Funding
4.625%, 07/15/2028 (A)	704	700
Bausch + Lomb
8.375%, 10/01/2028 (A)	60	63
Bausch Health
14.000%, 10/15/2030 (A)	1,584	1,600
5.250%, 01/30/2030 (A)	75	53
5.250%, 02/15/2031 (A)	193	125
5.000%, 01/30/2028 (A)	365	319
5.000%, 02/15/2029 (A)	445	343
4.875%, 06/01/2028 (A)	446	399
Bausch Health Americas
8.500%, 01/31/2027 (A)	1,271	1,258
Charles River Laboratories International
4.000%, 03/15/2031 (A)	930	881
3.750%, 03/15/2029 (A)	500	483
CHS
10.875%, 01/15/2032 (A)	1,710	1,866
6.875%, 04/15/2029 (A)	921	820
6.125%, 04/01/2030 (A)	279	224
6.000%, 01/15/2029 (A)	128	128
5.250%, 05/15/2030 (A)	2,592	2,434
4.750%, 02/15/2031 (A)	593	528
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (F)	370	388
DaVita
6.875%, 09/01/2032 (A)	202	210
4.625%, 06/01/2030 (A)	1,095	1,065
3.750%, 02/15/2031 (A)	603	557
Embecta
6.750%, 02/15/2030 (A)	1,015	999
5.000%, 02/15/2030 (A)	195	186
Emergent BioSolutions
3.875%, 08/15/2028 (A)	662	593
Encompass Health
4.750%, 02/01/2030	750	748
4.500%, 02/01/2028	1,527	1,524
Endo Finance Holdings
8.500%, 04/15/2031 (A)	73	77
Fortrea Holdings
7.500%, 07/01/2030 (A)	1,553	1,587
GENMAB
7.250%, 12/15/2033 (A)	439	461
6.250%, 12/15/2032 (A)	247	253
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Medical Response
7.375%, 10/01/2032 (A)	$2,200	$2,287
Grifols
4.750%, 10/15/2028 (A)	1,560	1,541
HCA
5.250%, 06/15/2049	489	442
IQVIA
6.250%, 06/01/2032 (A)	1,435	1,499
5.000%, 10/15/2026 (A)	805	805
LifePoint Health
10.000%, 06/01/2032 (A)	826	877
9.875%, 08/15/2030 (A)	369	397
8.375%, 02/15/2032 (A)	695	755
5.375%, 01/15/2029 (A)	781	766
Medline Borrower
5.250%, 10/01/2029 (A)	360	362
3.875%, 04/01/2029 (A)	3,309	3,230
Molina Healthcare
6.500%, 02/15/2031 (A)	215	221
6.250%, 01/15/2033 (A)	1,370	1,396
4.375%, 06/15/2028 (A)	1,641	1,614
3.875%, 11/15/2030 (A)	670	622
Option Care Health
4.375%, 10/31/2029 (A)	1,435	1,402
Organon
6.750%, 05/15/2034 (A)	200	180
5.125%, 04/30/2031 (A)	288	239
4.125%, 04/30/2028 (A)	266	259
Perrigo Finance Unlimited
6.125%, 09/30/2032	815	794
Prestige Brands
3.750%, 04/01/2031 (A)	260	243
Prime Healthcare Services
9.375%, 09/01/2029 (A)	310	325
Prime Security Services Borrower
3.375%, 08/31/2027 (A)	350	343
Radiology Partners
9.781%, 02/15/2030 (A)	2,230	2,146
8.500%, 07/15/2032 (A)	4,300	4,492
Sotera Health Holdings
7.375%, 06/01/2031 (A)	160	168
Surgery Center Holdings
7.250%, 04/15/2032 (A)	285	288
Team Health Holdings
8.375%, 06/30/2028 (A)	2,063	2,088
Tenet Healthcare
6.750%, 05/15/2031	1,102	1,147
6.125%, 06/15/2030	565	578
5.500%, 11/15/2032 (A)	260	264
5.125%, 11/01/2027	925	927
4.375%, 01/15/2030	395	387

		69,828

SEI Institutional Managed Trust	145

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 9.3%
ACCO Brands
4.250%, 03/15/2029 (A)	$1,250	$1,159
AECOM
6.000%, 08/01/2033 (A)	167	171
Allied Universal Holdco
7.875%, 02/15/2031 (A)	1,055	1,112
6.875%, 06/15/2030 (A)	1,048	1,091
4.625%, 06/01/2028 (A)	1,427	1,407
Allison Transmission
5.875%, 06/01/2029 (A)	230	233
5.875%, 12/01/2033 (A)	963	977
4.750%, 10/01/2027 (A)	315	315
3.750%, 01/30/2031 (A)	310	292
American Airlines
5.750%, 04/20/2029 (A)	1,973	2,009
5.500%, 04/20/2026 (A)	220	220
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	750	745
Amsted Industries
6.375%, 03/15/2033 (A)	567	584
4.625%, 05/15/2030 (A)	614	602
APi Group DE
4.750%, 10/15/2029 (A)	135	132
4.125%, 07/15/2029 (A)	214	208
Ardagh Group
9.500%, 12/01/2030 (A)	279	303
Artera Services
8.500%, 02/15/2031 (A)	124	103
ATI
7.250%, 08/15/2030	157	166
5.875%, 12/01/2027	174	174
5.125%, 10/01/2031	110	110
4.875%, 10/01/2029	160	160
ATP Tower Holdings
7.875%, 02/03/2030 (A)	200	206
ATS Corp
4.125%, 12/15/2028 (A)	30	29
Avis Budget Car Rental
8.375%, 06/15/2032 (A)	163	168
8.250%, 01/15/2030 (A)	2,516	2,604
8.000%, 02/15/2031 (A)	8	8
5.750%, 07/15/2027 (A)	246	246
5.375%, 03/01/2029 (A)	613	598
4.750%, 04/01/2028 (A)	60	59
Axon Enterprise
6.250%, 03/15/2033 (A)	1,549	1,611
Bombardier
8.750%, 11/15/2030 (A)	115	124
7.450%, 05/01/2034 (A)	1,220	1,367
7.250%, 07/01/2031 (A)	170	181
7.000%, 06/01/2032 (A)	927	979
6.750%, 06/15/2033 (A)	842	890
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Builders FirstSource
6.750%, 05/15/2035 (A)	$78	$81
6.375%, 06/15/2032 (A)	256	265
6.375%, 03/01/2034 (A)	965	998
5.000%, 03/01/2030 (A)	15	15
4.250%, 02/01/2032 (A)	1,258	1,198
BWX Technologies
4.125%, 06/30/2028 (A)	1,233	1,214
4.125%, 04/15/2029 (A)	1,895	1,846
Chart Industries
9.500%, 01/01/2031 (A)	1,362	1,446
7.500%, 01/01/2030 (A)	344	358
Cimpress
7.375%, 09/15/2032 (A)	786	802
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	559	529
Clean Harbors
6.375%, 02/01/2031 (A)	375	386
5.750%, 10/15/2033 (A)	685	703
Conduent Business Services
6.000%, 11/01/2029 (A)	260	225
CoreCivic
8.250%, 04/15/2029	305	321
CP Atlas Buyer
12.750%, 01/15/2031 (A)	1,042	987
9.750%, 07/15/2030 (A)	282	292
Danaos
6.875%, 10/15/2032 (A)	807	834
Deluxe
8.125%, 09/15/2029 (A)	605	637
8.000%, 06/01/2029 (A)	1,605	1,635
EMRLD Borrower
6.750%, 07/15/2031 (A)	78	82
6.625%, 12/15/2030 (A)	1,629	1,697
EquipmentShare.com
9.000%, 05/15/2028 (A)	447	464
8.625%, 05/15/2032 (A)	82	87
8.000%, 03/15/2033 (A)	97	102
First Student Bidco
4.000%, 07/31/2029 (A)	715	695
FTAI Aviation Investors
7.000%, 05/01/2031 (A)	820	863
Garda World Security
8.375%, 11/15/2032 (A)	95	97
8.250%, 08/01/2032 (A)	198	201
6.500%, 01/15/2031 (A)	108	111
6.000%, 06/01/2029 (A)	252	247
Gates
6.875%, 07/01/2029 (A)	644	669
GEO Group
10.250%, 04/15/2031	39	43
8.625%, 04/15/2029	190	200

146	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GFL Environmental
6.750%, 01/15/2031 (A)	$159	$167
4.375%, 08/15/2029 (A)	156	153
4.000%, 08/01/2028 (A)	259	256
3.500%, 09/01/2028 (A)	1,415	1,391
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	201	214
5.625%, 06/01/2029 (A)	306	306
GrafTech Global Enterprises
9.875%, 12/23/2029 (A)	385	335
Griffon
5.750%, 03/01/2028	500	501
Herc Holdings
7.250%, 06/15/2033 (A)	2,304	2,443
7.000%, 06/15/2030 (A)	101	107
6.625%, 06/15/2029 (A)	191	198
Hertz
12.625%, 07/15/2029 (A)	855	863
5.000%, 12/01/2029 (A)	633	430
4.625%, 12/01/2026 (A)	136	130
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	465	95
6.000%, 01/15/2028 (A)(B)	450	87
5.500%, 12/31/2049 (A)(B)	559	36
Icahn Enterprises
10.000%, 11/15/2029 (A)	320	320
9.750%, 01/15/2029	263	262
9.000%, 06/15/2030	2,225	2,127
4.375%, 02/01/2029	640	552
JB Poindexter
8.750%, 12/15/2031 (A)	230	241
JELD-WEN
7.000%, 09/01/2032 (A)	120	82
4.875%, 12/15/2027 (A)	325	284
JetBlue Airways
9.875%, 09/20/2031 (A)	2,936	2,958
JH North America Holdings
6.125%, 07/31/2032 (A)	790	811
Korn Ferry
4.625%, 12/15/2027 (A)	1,687	1,682
Madison IAQ
5.875%, 06/30/2029 (A)	538	535
4.125%, 06/30/2028 (A)	2,050	2,014
Masterbrand
7.000%, 07/15/2032 (A)	201	208
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	172	176
MIWD Holdco II
5.500%, 02/01/2030 (A)	136	132
Mueller Water Products
4.000%, 06/15/2029 (A)	680	661
Park-Ohio Industries
8.500%, 08/01/2030 (A)	535	549
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prairie Acquiror
9.000%, 08/01/2029 (A)	$135	$140
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	32	32
PYE-Barker Fire & Safety
%, 03/31/2026 (E)	62	–
Raven Acquisition Holdings
6.875%, 11/15/2031 (A)	2,336	2,407
RB Global Holdings
6.750%, 03/15/2028 (A)	165	169
Resideo Funding
6.500%, 07/15/2032 (A)	204	209
4.000%, 09/01/2029 (A)	1,046	1,008
Roller Bearing of America
4.375%, 10/15/2029 (A)	760	748
RR Donnelley & Sons
9.500%, 08/01/2029 (A)	310	319
Sabre Financial Borrower
11.125%, 06/15/2029 (A)	390	395
Science Applications International
5.875%, 11/01/2033 (A)	80	81
Sensata Technologies
6.625%, 07/15/2032 (A)	200	209
5.875%, 09/01/2030 (A)	340	345
4.000%, 04/15/2029 (A)	596	582
3.750%, 02/15/2031 (A)	20	19
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,042
Spirit Loyalty Cayman
11.000% Cash/PIK, 03/12/2030 (A)(B)	2,573	129
SS&C Technologies
6.500%, 06/01/2032 (A)	2,015	2,096
5.500%, 09/30/2027 (A)	752	753
Standard Building Solutions
6.500%, 08/15/2032 (A)	2,581	2,657
6.250%, 08/01/2033 (A)	221	226
5.875%, 03/15/2034 (A)	317	318
Standard Industries
4.750%, 01/15/2028 (A)	818	816
4.375%, 07/15/2030 (A)	1,478	1,426
Star Leasing
7.625%, 02/15/2030 (A)	240	223
Stena International
7.625%, 02/15/2031 (A)	280	288
Terex
6.250%, 10/15/2032 (A)	222	228
5.000%, 05/15/2029 (A)	355	354
TransDigm
7.125%, 12/01/2031 (A)	2,941	3,091
6.625%, 03/01/2032 (A)	2,904	3,021
6.375%, 03/01/2029 (A)	2,010	2,073
6.250%, 01/31/2034 (A)	665	690

SEI Institutional Managed Trust	147

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TriNet Group
7.125%, 08/15/2031 (A)	$172	$177
United Airlines
4.625%, 04/15/2029 (A)	930	926
4.375%, 04/15/2026 (A)	296	296
United Rentals North America
6.125%, 03/15/2034 (A)	2,337	2,434
5.375%, 11/15/2033 (A)	77	77
5.250%, 01/15/2030	370	375
4.875%, 01/15/2028	331	331
4.000%, 07/15/2030	655	635
Veritiv Operating
10.500%, 11/30/2030 (A)	250	269
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)	1,780	1,694
Wabash National
4.500%, 10/15/2028 (A)	516	483
Waste Pro USA
7.000%, 02/01/2033 (A)	430	443
WESCO Distribution
7.250%, 06/15/2028 (A)	493	500
6.625%, 03/15/2032 (A)	160	167
6.375%, 03/15/2029 (A)	200	207
6.375%, 03/15/2033 (A)	1,826	1,906
Wilsonart
11.000%, 08/15/2032 (A)	1,554	1,389
Wrangler Holdco
6.625%, 04/01/2032 (A)	552	579
XPO
7.125%, 02/01/2032 (A)	170	179
		102,140

Information Technology — 4.9%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	381	383
ams-OSRAM
12.250%, 03/30/2029 (A)	449	477
APLD ComputeCo
9.250%, 12/15/2030 (A)	1,932	1,895
Arches Buyer
6.125%, 12/01/2028 (A)	2,166	2,113
4.250%, 06/01/2028 (A)	228	224
Central Parent
8.000%, 06/15/2029 (A)	455	395
Ciena
4.000%, 01/31/2030 (A)	810	781
Cipher Compute
7.125%, 11/15/2030 (A)	1,715	1,747
Cloud Software Group, Strike Price Fixed
9.000%, 09/30/2029 (A)	3,154	3,285
8.250%, 06/30/2032 (A)	3,082	3,221
6.625%, 08/15/2033 (A)	161	160
6.500%, 03/31/2029 (A)	717	726
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Coherent
5.000%, 12/15/2029 (A)	$2,373	$2,365
CommScope
9.500%, 12/15/2031 (A)	75	76
8.250%, 03/01/2027 (A)	500	504
4.750%, 09/01/2029 (A)	1,248	1,246
CommScope Technologies
5.000%, 03/15/2027 (A)	15	15
CoreWeave
9.250%, 06/01/2030 (A)	2,984	2,774
9.000%, 02/01/2031 (A)	1,347	1,235
Diebold Nixdorf
7.750%, 03/31/2030 (A)	151	161
Elastic
4.125%, 07/15/2029 (A)	1,243	1,204
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,052	1,073
Entegris
5.950%, 06/15/2030 (A)	582	594
4.750%, 04/15/2029 (A)	235	235
4.375%, 04/15/2028 (A)	112	111
3.625%, 05/01/2029 (A)	793	762
Fair Isaac
6.000%, 05/15/2033 (A)	120	123
4.000%, 06/15/2028 (A)	2,621	2,585
Gen Digital
6.250%, 04/01/2033 (A)	430	443
Go Daddy Operating
3.500%, 03/01/2029 (A)	1,380	1,323
Imola Merger
4.750%, 05/15/2029 (A)	243	240
Kioxia Holdings
6.625%, 07/24/2033 (A)	2,533	2,634
6.250%, 07/24/2030 (A)	1,200	1,235
McAfee
7.375%, 02/15/2030 (A)	963	840
NCR Atleos
9.500%, 04/01/2029 (A)	299	325
ON Semiconductor
3.875%, 09/01/2028 (A)	471	461
Open Text
3.875%, 02/15/2028 (A)	292	287
Open Text Holdings
4.125%, 02/15/2030 (A)	1,295	1,238
Oracle
3.650%, 03/25/2041	664	484
Pagaya US Holdings
8.875%, 08/01/2030 (A)	750	653
PTC
4.000%, 02/15/2028 (A)	986	971
RingCentral
8.500%, 08/15/2030 (A)	254	269

148	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sabre GLBL
10.750%, 11/15/2029 (A)	$802	$682
10.750%, 03/15/2030 (A)	1,047	861
Seagate Data Storage Technology Pte
8.500%, 07/15/2031 (A)	40	43
8.250%, 12/15/2029 (A)	172	182
5.750%, 12/01/2034 (A)	50	51
4.091%, 06/01/2029 (A)	1,080	1,058
Synaptics
4.000%, 06/15/2029 (A)	1,475	1,428
TTM Technologies
4.000%, 03/01/2029 (A)	144	141
Twilio
3.625%, 03/15/2029	783	756
UKG
6.875%, 02/01/2031 (A)	1,522	1,563
Viasat
7.500%, 05/30/2031 (A)	190	181
Viavi Solutions
3.750%, 10/01/2029 (A)	600	574
Virtusa
7.125%, 12/15/2028 (A)	1,307	1,288
WULF Compute
7.750%, 10/15/2030 (A)	2,617	2,696
Xerox
10.250%, 10/15/2030 (A)	93	89
Xerox Holdings
8.875%, 11/30/2029 (A)	170	68
		53,534

Materials — 6.8%
Alumina Pty
6.375%, 09/15/2032 (A)	200	208
6.125%, 03/15/2030 (A)	200	206
Ardagh Group
12.000%, 12/01/2030 (A)	639	584
ASP Unifrax Holdings
7.100% Cash/PIK, 09/30/2029 (A)	3,487	384
Avient
6.250%, 11/01/2031 (A)	660	678
Axalta Coating Systems
4.750%, 06/15/2027 (A)	1,117	1,118
3.375%, 02/15/2029 (A)	205	197
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	820	865
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,345	2,064
Ball
3.125%, 09/15/2031	905	833
2.875%, 08/15/2030	2,251	2,081
Big River Steel
6.625%, 01/31/2029 (A)	298	300
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cascades
6.750%, 07/15/2030 (A)	$1,210	$1,257
Celanese US Holdings
7.375%, 02/15/2034	368	374
7.000%, 02/15/2031	80	82
6.850%, 11/15/2028	326	341
6.750%, 04/15/2033	1,775	1,766
Chemours
8.000%, 01/15/2033 (A)	110	106
5.750%, 11/15/2028 (A)	1,235	1,201
4.625%, 11/15/2029 (A)	15	14
Cleveland-Cliffs
7.625%, 01/15/2034 (A)	455	475
7.500%, 09/15/2031 (A)	110	116
7.375%, 05/01/2033 (A)	1,086	1,129
7.000%, 03/15/2032 (A)	1,340	1,374
6.875%, 11/01/2029 (A)	184	191
6.750%, 04/15/2030 (A)	179	184
4.625%, 03/01/2029 (A)	198	195
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	785
6.875%, 01/15/2030 (A)	90	92
6.750%, 04/15/2032 (A)	487	501
Commercial Metals
5.750%, 11/15/2033 (A)	131	134
Constellium
3.750%, 04/15/2029 (A)	930	898
Cornerstone Chemical
10.000%, 05/07/2029 (A)(D)	4,476	4,476
Crown Americas
5.875%, 06/01/2033 (A)	900	921
CVR Partners
6.125%, 06/15/2028 (A)	1,427	1,431
Domtar
6.750%, 10/01/2028 (A)	2,270	1,909
Element Solutions
3.875%, 09/01/2028 (A)	447	437
Enviva Partners
0.000%, 01/15/2026 (D)(E)	2,139	–
First Quantum Minerals
8.625%, 06/01/2031 (A)	1,010	1,063
Fortescue Treasury Pty
6.125%, 04/15/2032 (A)	505	527
4.500%, 09/15/2027 (A)	298	297
4.375%, 04/01/2031 (A)	521	504
Freeport-McMoRan
5.400%, 11/14/2034	925	954
Graham Packaging
7.125%, 08/15/2028 (A)	185	185
Graphic Packaging International
6.375%, 07/15/2032 (A)	693	706
3.750%, 02/01/2030 (A)	930	879

SEI Institutional Managed Trust	149

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
INEOS Finance
7.500%, 04/15/2029 (A)	$1,253	$1,088
6.750%, 05/15/2028 (A)	200	177
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	200	139
Innophos Holdings
11.500%, 06/15/2029 (A)	3,119	2,947
LABL
8.625%, 10/01/2031 (A)	491	261
Magnera
7.250%, 11/15/2031 (A)	284	279
Mauser Packaging Solutions Holding
9.250%, 04/15/2030 (A)	428	411
7.875%, 04/15/2030 (A)	1,004	996
Mercer International
12.875%, 10/01/2028 (A)	513	398
Methanex
5.250%, 12/15/2029	465	469
Methanex US Operations
6.250%, 03/15/2032 (A)	515	530
Mineral Resources
7.000%, 04/01/2031 (A)	2,097	2,187
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,045	1,087
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(C)(D)	1,989	1,798
Neiman Marcus Group (Escrow Security)
8.750%, 10/15/2022 (A)(B)(D)	762	–
8.000%, 10/15/2022 (A)(B)(D)	820	–
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	2,115	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	159	170
8.500%, 11/15/2028 (A)	480	502
5.250%, 06/01/2027 (A)	315	317
4.250%, 05/15/2029 (A)	223	217
Novelis
6.875%, 01/30/2030 (A)	42	44
6.375%, 08/15/2033 (A)	715	725
4.750%, 01/30/2030 (A)	352	340
Nufarm Australia
5.000%, 01/27/2030 (A)	194	178
OI European Group BV
4.750%, 02/15/2030 (A)	60	58
Olympus Water US Holding
7.250%, 06/15/2031 (A)	1,025	1,049
Owens-Brockway Glass Container
7.375%, 06/01/2032 (A)	148	150
7.250%, 05/15/2031 (A)	2,200	2,246
Quikrete Holdings
6.375%, 03/01/2032 (A)	3,242	3,374
Rain Carbon
12.250%, 09/01/2029 (A)	1,905	1,984
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Samarco Mineracao
9.500% Cash/PIK, 06/30/2031	$903	$915
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	1,167	1,172
4.875%, 05/01/2028 (A)	1,324	1,324
Scotts Miracle-Gro
4.500%, 10/15/2029	440	431
4.375%, 02/01/2032	262	246
4.000%, 04/01/2031	495	466
Sealed Air
6.500%, 07/15/2032 (A)	1,105	1,146
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	1,565	1,674
Solstice Advanced Materials
5.625%, 09/30/2033 (A)	577	582
SunCoke Energy
4.875%, 06/30/2029 (A)	390	362
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,327	1,360
TriMas
4.125%, 04/15/2029 (A)	294	286
Trinseo Luxco Finance SPV Sarl
7.625% Cash/PIK, 05/03/2029 (A)	592	41
Trivium Packaging Finance BV
8.250%, 07/15/2030 (A)	579	621
Tronox
9.125%, 09/30/2030 (A)	135	134
4.625%, 03/15/2029 (A)	3,478	2,435
WR Grace Holdings
6.625%, 08/15/2032 (A)	533	540
5.625%, 08/15/2029 (A)	2,029	1,931
4.875%, 06/15/2027 (A)	252	251
		75,060

Real Estate — 2.5%
Anywhere Real Estate Group
9.750%, 04/15/2030 (A)	145	157
5.250%, 04/15/2030 (A)	1,426	1,329
Brookfield Property REIT
5.750%, 05/15/2026 (A)	30	30
4.500%, 04/01/2027 (A)	2,163	2,138
DBR Land Holdings
6.250%, 12/01/2030 (A)	937	958
Diversified Healthcare Trust
4.750%, 02/15/2028	1,990	1,921
4.375%, 03/01/2031	920	810
Five Point Operating
8.000%, 10/01/2030 (A)	200	209
Howard Hughes
4.375%, 02/01/2031 (A)	930	885
Iron Mountain
6.250%, 01/15/2033 (A)	1,357	1,368
5.250%, 03/15/2028 (A)	756	758

150	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 07/15/2030 (A)	$2,790	$2,756
5.000%, 07/15/2028 (A)	299	299
4.875%, 09/15/2027 (A)	85	85
4.875%, 09/15/2029 (A)	626	617
Kennedy-Wilson
4.750%, 02/01/2030	775	730
Lamar Media
3.750%, 02/15/2028	1,610	1,580
Millrose Properties
6.375%, 08/01/2030 (A)	175	179
6.250%, 09/15/2032 (A)	82	83
MPT Operating Partnership
8.500%, 02/15/2032 (A)	518	553
5.000%, 10/15/2027	440	425
4.625%, 08/01/2029	1,394	1,168
3.500%, 03/15/2031	1,330	967
Outfront Media Capital
7.375%, 02/15/2031 (A)	327	346
4.625%, 03/15/2030 (A)	65	64
Park Intermediate Holdings
4.875%, 05/15/2029 (A)	890	869
Pebblebrook Hotel
6.375%, 10/15/2029 (A)	470	481
RHP Hotel Properties
7.250%, 07/15/2028 (A)	32	33
6.500%, 04/01/2032 (A)	469	486
6.500%, 06/15/2033 (A)	36	37
4.750%, 10/15/2027	613	611
4.500%, 02/15/2029 (A)	526	521
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	330	313
3.750%, 07/01/2026 (A)	1,261	1,254
Service Properties Trust
4.950%, 10/01/2029	300	260
4.375%, 02/15/2030	2,405	2,038
0.000%, 09/30/2027 (A)(H)	90	81
VICI Properties
4.625%, 12/01/2029 (A)	153	153

		27,552
Utilities — 2.6%
Alpha Generation
6.750%, 10/15/2032 (A)	1,665	1,724
6.250%, 01/15/2034 (A)	782	789
AmeriGas Partners
9.500%, 06/01/2030 (A)	154	164
9.375%, 06/01/2028 (A)	152	158
Calpine
4.625%, 02/01/2029 (A)	2,172	2,164
4.500%, 02/15/2028 (A)	60	60
Edison International
5.250%, 03/15/2032	1,874	1,874
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NRG Energy
7.000%, 03/15/2033 (A)	$130	$144
6.250%, 11/01/2034 (A)	5,254	5,396
6.000%, 02/01/2033 (A)	156	159
6.000%, 01/15/2036 (A)	985	998
5.750%, 01/15/2028	36	36
5.750%, 01/15/2034 (A)	249	251
5.250%, 06/15/2029 (A)	370	371
3.875%, 02/15/2032 (A)	33	31
3.625%, 02/15/2031 (A)	1,639	1,532
3.375%, 02/15/2029 (A)	155	148
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,012	998
PG&E
5.250%, 07/01/2030	2,769	2,749
Suburban Propane Partners
6.500%, 12/15/2035 (A)	466	466
5.000%, 06/01/2031 (A)	941	903
Talen Energy Supply
6.250%, 02/01/2034 (A)	466	475
Vistra Operations
7.750%, 10/15/2031 (A)	390	413
6.875%, 04/15/2032 (A)	1,112	1,172
5.625%, 02/15/2027 (A)	290	290
5.000%, 07/31/2027 (A)	30	30
4.375%, 05/01/2029 (A)	785	775
4.300%, 07/15/2029 (A)	375	372
VoltaGrid
7.375%, 11/01/2030 (A)	2,391	2,369
XPLR Infrastructure Operating Partners
8.625%, 03/15/2033 (A)	1,301	1,369

		28,380

Total Corporate Obligations
(Cost $875,703) ($ Thousands)		848,118

ASSET-BACKED SECURITIES — 8.9%
Other Asset-Backed Securities — 8.9%
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)(F)	3,390	339
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(D)(E)(F)	4,450	1,068
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(E)(F)	5,857	1,054
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(E)(F)	4,663	331
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(E)(F)	3,427	908
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,641	1,791

SEI Institutional Managed Trust	151

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO XVI, Ser 2024-16A, Cl CR2
5.884%, TSFR3M + 2.000%, 01/20/2038 (A)(F)	$256	$256
Battalion CLO XVI, Ser 2024-16A, Cl ER2
10.974%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	233	231
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (D)(E)(F)	12,116	3,150
Battalion CLO XX, Ser 2025-20A, Cl ER
10.155%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	895	886
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)(F)	2,531	66
Benefit Street Partners CLO IV
0.000%, 07/20/2026 *(A)(D)(H)	6,657	3,195
Benefit Street Partners CLO IV, Ser 2014-IVA, Cl SUBG
0.000%, 10/20/2038 (A)(D)(E)(F)	2,525	1,212
Benefit Street Partners CLO IX
0.000%, 07/20/2025 *(A)(D)(H)	3,272	2,650
Benefit Street Partners CLO V-B, Ser 2018-5BA
0.000%, 04/20/2031 (D)(E)	13,726	4,930
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
11.684%, TSFR3M + 7.800%, 07/20/2037 (A)(F)	100	98
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(E)(F)	9,284	3,830
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(E)(F)	6,715	222
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (D)(E)	6,720	89
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(E)(F)	8,538	4,098
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	9,932	3,166
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	4,631	3,081
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	2,924	2,105
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (D)(E)	3,157	1,926
Benefit Street Partners CLO, Ser 2025-42A, Cl SUB
0.000%, 10/25/2038 (A)(D)(E)(F)	5,137	4,366
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bridge Street CLO VI, Ser 2025-2A, Cl SUB
0.000%, 01/15/2039 *(A)(D)(E)(F)	$2,900	$2,624
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(D)(E)(F)	2,725	27
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(E)(F)	4,519	1,037
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/15/2036 (A)(D)(E)(F)	4,293	1,739
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/20/2037 (A)(D)(E)(F)	1,219	896
LCM CLO, Ser 31A
0.000%, 01/20/2032 (D)(E)	1,115	249
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	1,755	1,225
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(D)(E)(F)	3,640	979
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, (D)(E) (I)	1,924	914
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, (D)(E) (I)	3,294	1,433
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(D)(E)(F)	1,095	62
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(D)(F)	14	4
Neuberger Berman Loan Advisers CLO, Ser 2025-36RA, Cl SUB
0.000%, 07/20/2039 (A)(D)(E)(F)	2,028	1,795
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(E)(F)	7,983	985
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(D)(E)(F)	2,086	742
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(D)(E)(F)	1,530	1,101
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (D)(E)	6,680	3,958
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 11/20/2037 (D)(E)(F)	9,085	4,270
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 03/24/2038 (A)(D)(E)(F)	10,601	3,392
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(D)(E)(F)	5,076	1,117
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,457	2,456
TCW CLO, Ser 2020-1A
0.000%, 04/20/2028 (D)(E)	5,352	1,873

152	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCW CLO, Ser 2024-1A, Cl ER3
11.328%, TSFR3M + 7.470%, 10/25/2035 (A)(F)	$936	$924
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(E)(F)	1,609	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(E)(F)	3,228	32
Venture XXXV CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(E)(F)	11,892	357
Voya CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,127	3,407
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,733	4,675
Voya CLO, Ser 2025-4A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	4,803	4,327
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (D)(E)	10,943	3,885
Wind River CLO, Ser 2025-3A, Cl ER
10.134%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	1,912	1,916

Total Asset-Backed Securities
(Cost $43,385) ($ Thousands)		97,449

LOAN PARTICIPATIONS — 7.2%
1261229 B.C. Ltd., Initial Term Loan, 1st Lien
9.966%, CME Term SOFR + 6.250%, 10/08/2030 (F)	159	155
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
6.134%, CME Term SOFR + 2.250%, 04/20/2028 (F)	370	371
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.184%, CME Term SOFR + 4.250%, 05/17/2028 (F)	781	634
Adient US LLC, Term B-2 Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 01/31/2031 (F)	177	178
Ahead DB Holdings, LLC, Term B-5 Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 02/01/2031 (F)	305	304
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1st Lien
6.966%, CME Term SOFR + 3.250%, 08/20/2032 (F)	54	54
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Altar BidCo, Inc., Initial Term Loan, 1st Lien
6.783%, CME Term SOFR + 3.100%, 02/01/2029 (F)	$159	$157
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
4.258%, 06/30/2026 (D)	805	611
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
7.816%, CME Term SOFR + 4.000%, 11/24/2027 (F)(J)	1,344	1,225
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 09/19/2030 (F)	129	129
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 02/15/2029 (F)	100	100
Avaya Inc., Initial Term Loan, 1st Lien
11.216%, CME Term SOFR + 7.500%, 08/01/2028 (C)(F)	3,455	3,090
BCPE Pequod Buyer, Inc., Initial Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 11/25/2031 (F)	227	228
Belron Finance 2019 LLC, 2031 Dollar Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.250%, 10/16/2031 (F)	105	105
Byju's Alpha, Inc., Amendment No. 2 New Money Term Loan
11.936%, CME Term SOFR + 8.000%, 04/09/2026 (F)	65	62
Byju's Alpha, Inc., Bridge Loan New Money Term Loan
12.163%, CME Term SOFR + 8.000%, 04/09/2026 (D)(F)	16	—
Byju's Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 6.000%, 11/24/2026 (F)	2,767	152
Byju's Alpha, Inc., Prepetition Reimbursement New Money Term Loan
11.672%, CME Term SOFR + 8.000%, 04/09/2026 (D)(F)	73	—
Byju's Alpha, Inc., Term Loan, 1st Lien
11.672%, CME Term SOFR + 1.000%, 04/09/2026 (F)	25	24
Carestream Health, Inc., Term Loan, 1st Lien
11.272%, CME Term SOFR + 7.500%, 09/30/2027 (F)	1,557	781

SEI Institutional Managed Trust	153

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.081%, CME Term SOFR + 4.250%, 05/31/2030 (F)	$1,015	$537
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.331%, 05/31/2030 (J)	1,084	566
Century Casinos, Inc., Term B Facility Loan, 1st Lien
9.850%, CME Term SOFR + 6.000%, 04/02/2029 (F)	1,137	880
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
12.750%, CME Term SOFR + 8.750%, 12/31/2029 (F)	1,086	1,084
Claire's Stores, Term Loan, 1st Lien
0.000%, 09/18/2030 (E)(J)	98	98
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
7.831%, CME Term SOFR + 4.000%, 08/21/2028 (F)	32	32
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 03/21/2031 (F)	248	248
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.272%, CME Term SOFR + 3.500%, 06/18/2029 (F)	969	902
Colossus AcquireCo LLC, Initial Term Loan, 1st Lien
5.410%, SOFR + 1.750%, 07/30/2032 (F)	108	108
Commscope, LLC, Initial Term Loan Retired 01/09/2026, 1st Lien
8.466%, CME Term SOFR + 4.750%, 12/17/2029 (F)(J)	165	165
Conair Holdings LLC, Initial Term Loan, 1st Lien
7.581%, CME Term SOFR + 3.750%, 05/17/2028 (F)	216	111
Cornerstone Building Brands, Inc., Tranche B Term Loan, 1st Lien
7.100%, CME Term SOFR + 3.250%, 04/12/2028 (F)	774	603
Crown Finance US, Inc., First Amendment Term Loan
8.343%, CME Term SOFR + 4.500%, 12/02/2031 (F)	139	137
Dayforce, Term Loan, 1st Lien
0.000%, 10/07/2032 (E)(J)	1,494	1,488
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
7.581%, CME Term SOFR + 3.750%, 10/04/2028 (F)	$333	$330
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.102%, CME Term SOFR + 5.000%, 08/02/2027 (F)	23	23
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
9.600%, CME Term SOFR + 5.750%, 06/30/2028 (F)(J)	452	456
East Valley Tourist Development Authority, Term Loan
11.331%, CME Term SOFR + 7.500%, 06/21/2024 (D)(F)	2,231	2,214
EMRLD Borrower LP, 2031 Refinancing Term Loan, 1st Lien
6.122%, CME Term SOFR + 2.250%, 08/04/2031 (F)	136	136
Envision Healthcare Operating, Inc., 2025 Replacement Term Loan
10.416%, CME Term SOFR + 6.500%, 06/25/2030 (F)	1,056	1,058
First Advantage Holdings, LLC, Term B-3 Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 10/31/2031 (F)	202	200
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 08/15/2030 (F)	473	474
First Student Bidco Inc., Initial Term C Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 08/15/2030 (F)	87	87
Flexsys Cayman Holdings, First Out Term Loan
9.966%, CME Term SOFR + 6.250%, 08/01/2029 (F)	784	474
Flexsys Cayman Holdings, Second Out Refinancing Term Loan
9.081%, 08/01/2029	1,432	79
Freeport LNG investments, LLLP, Term Loan A, 1st Lien
7.146%, CME Term SOFR + 3.000%, 11/16/2026 (F)	865	865
Gainwell Acquisition Corp., Term B Loan, 1st Lien
7.772%, CME Term SOFR + 4.000%, 10/01/2027 (F)(J)	1,253	1,229

154	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Graham Packaging Company Inc., Initial Term Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 08/04/2027 (F)	$291	$292
Hertz Corporation, Initial Term B Loan, 1st Lien
7.331%, CME Term SOFR + 3.500%, 06/30/2028 (F)	146	122
Hertz Corporation, The, Initial Term C Loan, 1st Lien
7.331%, CME Term SOFR + 3.500%, 06/30/2028 (F)	29	24
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 02/15/2031 (F)	1,192	1,194
Icon Parent I Inc., 2025 Term Loan, 1st Lien
6.445%, CME Term SOFR + 2.750%, 11/13/2031 (F)	185	185
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
9.606%, CME Term SOFR + 5.775%, 05/01/2029 (F)(J)	689	629
J. C. Penney Company Inc., Term Loan
5.250%, 06/21/2029 (D)(F)	2,177	—
LABL, Inc., Initial Dollar Term Loan, 1st Lien
8.940%, CME Term SOFR + 5.000%, 10/30/2028 (F)	2,188	1,378
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 06/16/2030 (D)	433	433
LFSN Holdco/Lifescan, Term Loan, 1st Lien
9.238%, 03/11/2030	2,196	2,191
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.509%, CME Term SOFR + 6.500%, 11/22/2027 (F)	1,714	1,646
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan, 1st Lien
7.373%, CME Term SOFR + 3.500%, 12/02/2031 (F)	288	290
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.181%, CME Term SOFR + 2.350%, 04/16/2029 (F)(J)	378	376
Madison IAQ, LLC, Initial Term Loan, 1st Lien
6.702%, CME Term SOFR + 2.500%, 06/21/2028 (F)	300	301
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
10.850%, CME Term SOFR + 6.750%, 07/27/2028 (F)	1,189	894
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.100%, CME Term SOFR + 7.000%, 07/27/2028 (F)(J)	$2,694	$1,149
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
6.870%, CME Term SOFR + 3.000%, 10/19/2027 (D)(F)	381	374
Mavenir Jr Debt Fixed 1200 7/29/30, Term Loan, 1st Lien
12.000%, 06/16/2030 (D)	1,218	1,218
Max US Bidco Inc., Initial Term Loan, 1st Lien
8.672%, CME Term SOFR + 5.000%, 10/02/2030 (F)(J)	75	57
Medline Borrower, LP, 2028 Refinancing Term Loan, 1st Lien
5.466%, CME Term SOFR + 1.750%, 10/23/2028 (F)	143	144
Medline Borrower, LP, 2030 Refinancing Term Loan, 1st Lien
5.466%, CME Term SOFR + 1.750%, 10/23/2030 (F)	492	494
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 05/03/2028 (F)	400	371
MI Windows and Doors, LLC, Term B-3 Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 03/28/2031 (F)	133	133
MLN US HoldCo, LLC, Tranche A-2 Term Loan
5.730%, 06/20/2030 (F)	14	7
Mountaineer Merger Corporation, 2025 First Lien Delayed Draw Term Loan
11.916%, 06/30/2026 (D)	325	325
Mountaineer Merger Corporation, 2025 First Lien Initial Term Loan
11.916%, 06/16/2030 (D)	391	391
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.022%, CME Term SOFR + 3.250%, 01/24/2029 (F)(J)	2,905	1,910
Neon Maple Purchaser Inc., First Amendment Tranche B-1 Term Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 11/17/2031 (F)	306	306
NEP Group, Inc., 2025 Dollar Term Loan, 1st Lien
8.216%, CME Term SOFR + 4.500%, 10/17/2031 (F)	1,467	1,339

SEI Institutional Managed Trust	155

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
New Fortress Energy Inc, Second Amendment Incremental Term Loan
9.570%, CME Term SOFR + 5.500%, 04/14/2031 (F)(J)	$851	$347
Obra Capital, Inc., Term Loan
11.094%, 06/21/2029 (D)	1,080	1,063
OID-OL Intermediate I, LLC, Initial First Out Term Loan, 1st Lien
9.840%, CME Term SOFR + 6.000%, 02/01/2029 (F)	253	260
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.240%, CME Term SOFR + 4.250%, 02/01/2029 (F)	1,207	1,002
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
6.854%, CME Term SOFR + 3.000%, 07/31/2028 (F)	939	940
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.166%, CME Term SOFR + 2.500%, 11/15/2028 (F)	212	213
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 02/27/2032 (D)(F)	824	823
Peraton Corp., Term B Loan, 1st Lien
7.690%, CME Term SOFR + 3.750%, 02/01/2028 (F)	746	691
Peraton Corp., Term B-1 Loan, 2nd Lien
11.672%, CME Term SOFR + 7.750%, 02/01/2029 (F)(J)	497	389
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
7.184%, CME Term SOFR + 3.250%, 03/03/2028 (F)	433	429
PetSmart LLC, Initial Term Loan, 1st Lien
7.734%, CME Term SOFR + 4.000%, 08/18/2032 (F)	124	123
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
7.870%, CME Term SOFR + 4.000%, 09/20/2028 (F)(J)	3,169	2,627
Polaris Newco, LLC, Dollar Term Loan, 1st Lien
7.852%, CME Term SOFR + 3.750%, 06/02/2028 (F)	687	661
Premier Brands Group Holdings, Term B-1 Loan
12.230%, CME Term SOFR + 8.500%, 12/17/2029 (C)(D)(F)	726	726
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.501%, CME Term SOFR + 4.600%, 10/02/2028 (F)	$1,978	$778
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.250%, 03/31/2028 (F)	198	198
Pye-Barker Fire & Safety, LLC, Closing Date Term Loan, 1st Lien
6.206%, CME Term SOFR + 2.500%, 12/16/2032 (F)(J)	413	416
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 02/10/2032 (F)	286	287
QXO Building Products, Inc., 2025 Refinancing Term B Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 04/30/2032 (F)	30	30
Raven Acquisition Holdings, LLC, 2024 Delayed Draw Term Loan
3.000%, 11/19/2031 (F)	11	—
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 11/19/2031 (F)	147	147
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
7.466%, CME Term SOFR + 3.750%, 11/28/2028 (F)	172	172
Route 66 Development Authority, Term Loan, 1st Lien
12.716%, 09/11/2029 (D)	1,164	1,158
SCIH Salt Holdings Inc., Term B-1 Loan, 1st Lien
6.522%, CME Term SOFR + 2.750%, 01/31/2029 (F)	544	544
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
11.286%, CME Term SOFR + 7.500%, 06/29/2028 (F)	47	44
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
8.822%, CME Term SOFR + 5.000%, 10/01/2027 (F)	178	169
Sinclair Television, B6 Term Loan
7.402%, 12/31/2029	895	815
Spectrum Group Buyer, Inc., Initial Term Loan
9.606%, CME Term SOFR + 6.500%, 05/13/2027 (F)(J)	1,101	1,035

156	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Spirit Airlines, LLC, Initial Draw New Money Term Loan
11.750%, CME Term SOFR + 8.000%, 07/14/2026 (F)(J)	$727	$716
Spirit Airlines, LLC, Second Delayed Term Loan, 1st Lien
0.000%, 07/14/2026 (E)(J)	332	326
Spirit Airlines, LLC, Second Draw New Money Term Loan
11.784%, CME Term SOFR + 8.000%, 07/14/2026 (F)	180	152
SPX Flow, Inc., 2025 Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 04/05/2029 (F)	141	142
Star Parent, Inc., Term Loan B, 1st Lien
7.672%, CME Term SOFR + 4.000%, 09/27/2030 (F)	113	113
Station Casinos LLC, Term B Facility, 1st Lien
5.716%, CME Term SOFR + 2.000%, 03/14/2031 (F)	99	99
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
5.865%, CME Term SOFR + 2.000%, 04/30/2028 (F)(J)	1,400	1,399
Topgolf Callaway Brands Corp., Initial Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 03/15/2030 (F)	108	109
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
11.247%, CME Term SOFR + 7.000%, 09/29/2028 (F)	947	809
TRQ Sales LLC, Initial Term Loan, 1st Lien
6.936%, CME Term SOFR + 3.250%, 12/30/2032 (F)(J)	1,013	999
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
8.831%, CME Term SOFR + 5.000%, 06/28/2028 (F)	223	209
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
6.338%, CME Term SOFR + 2.500%, 02/10/2031 (F)	104	104
Varsity Brands, Inc., 2025-2 Replacement Term Loan, 1st Lien
6.672%, CME Term SOFR + 3.000%, 08/26/2031 (F)	331	331
Venator Materials PLC, Term Loan, 1st Lien
5.905%, 10/12/2028	230	46
Venator, First Out Term Loan, 1st Lien
6.002%, 07/16/2026	141	134
Venator, Term Loan, 1st Lien
5.894%, 07/16/2026	141	134
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
VeriFone Systems, Inc., 2025-1 Term Loan
9.352%, CME Term SOFR + 5.500%, 08/18/2028 (F)	$1,067	$1,009
VistaJet Malta Finance P.L.C. (Vista Management Holding, Inc.), Initial Term Loan, 1st Lien
7.735%, CME Term SOFR + 3.750%, 04/01/2031 (F)	189	191
Wellful Inc., Tranche A Term Loan, 1st Lien
8.831%, CME Term SOFR + 5.000%, 04/19/2030 (C)(F)	1,113	1,096
Wellful Inc., Tranche B Term Loan, 1st Lien
10.081%, CME Term SOFR + 6.250%, 10/19/2030 (C)(F)	1,694	1,430
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
6.966%, CME Term SOFR + 3.250%, 10/19/2029 (F)	424	426
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, 10/26/2029 (F)(J)	7,225	7,194
X.AI Corp., Fixed Term Loan
12.500%, 06/28/2030 (F)(J)	3,155	3,308
Xplore Inc., Initial Term Loan 1st Lien
5.331%, CME Term SOFR + 1.500%, 06/18/2029 (F)	267	248
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, CME Term SOFR + 1.500%, 10/24/2029 (F)	877	526
Ziggo Financing Partnership, Term Loan I Facility
6.706%, CME Term SOFR + 2.500%, 04/30/2028 (F)	281	281

Total Loan Participations
(Cost $86,836) ($ Thousands)		78,735

	Shares
COMMON STOCK — 2.0%
21st Century Oncology Private Company *(C)(D)	15,311	237
Air Methods *(D)	2,219	409
Altice France *	13,415	236
Altice Luxembourg *	409	—
Arctic Canadian Diamond Company Ltd *(D)	1,054	20
Audacy *	7,248	24
Avaya *(C)(D)	127,790	1,810
Burgundy Diamond Mines Ltd *(C)	1,744,317	20
Carestream Health Holdings *(D)	69,956	945
CHC Group LLC *	399	—
Clear Channel Outdoor Holdings, Cl A *	39,771	88
Cornerstone Chemical *(D)	162,678	2,949
EchoStar, Cl A *	31,607	3,436
Endo Guc Trust *(C)(D)	27,892	10

SEI Institutional Managed Trust	157

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Envision Healthcare *	174,150	$2,547
Enviva *	158,231	2,342
Frontier Communications Parent *	4,909	187
Guitar Center *(C)(D)	13,905	1,146
Gulfport Energy Corp *	536	112
Gymboree Holding Corp *(C)(D)	40,312	—
iHeartMedia Inc *	8,286	35
Incora Intermediate LLC *(C)(D)	8,534	92
Incora Top Holdco LLC *(C)(D)	115	3
Lannett *(D)	93,813	995
Lifescan *	13,712	243
Mallinckrodt *(C)(D)	4,647	469
Mallinckrodt *	3,167	320
Medical Card Systems *(D)	284,758	89
Mitel *(D)	488	—
Mountaineer Merger Group *(D)	1,999,193	—
MYT Holding LLC, Ser B *(C)(D)	274,755	69
Neiman Marcus Group *	620	1
Nine West FKA Premier Brands *(C)(D)	92,548	133
NMG Parent *(C)(D)	5,934	74
Quad/Graphics Inc	54	—
Rite Aid *(C)(D)	2,996	—
SandRidge Energy Inc	20	—
Serta Simmons Bedding *	11,559	107
Spirit Airlines Placeholder Private *	5,518	1
Spirit Aviation Holdings Inc *	61,013	15
SSB Equipment Company *(C)(D)	11,559	—
Venator Materials PLC *	453	16
VICI Properties Inc, Cl A ‡	21,829	614
Xplore Inc *(D)	49,445	591
Yeoman Capital *	184,172	1,532

Total Common Stock
(Cost $21,313) ($ Thousands)		21,917

	Face Amount (Thousands)
CONVERTIBLE BONDS — 1.1%
Blackstone Mortgage Trust
5.500%, 03/15/2027	$437	431
Bloom Energy
0.000%, 11/15/2030(A)(H)	465	405
Cipher Mining
0.000%, 10/01/2031(A)(H)	258	306
EchoStar
3.875% Cash/PIK, 11/30/2030	378	1,264
Expand Energy (Escrow Security)
5.500%, 12/31/2049(B)	100	–
Finance of America Funding
10.000%, 11/30/2029(A)	1,645	1,908
Fluence Energy
2.250%, 06/15/2030	516	623
Integer Holdings
1.875%, 03/15/2030(A)	650	600
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Jazz Investments I
3.125%, 09/15/2030	$495	$659
JetBlue Airways
2.500%, 09/01/2029	297	287
Lantheus Holdings
2.625%, 12/15/2027	450	515
Liberty Interactive
4.000%, 11/15/2029	121	8
3.750%, 02/15/2030	2,454	147
Lucid Group
1.250%, 12/15/2026(A)	793	735
Mavenir
0.000%, 12/31/2026(D)(E)	1,044	2,427
Mirion Technologies
0.000%, 10/01/2031(A)(H)	516	557
North Sea Natural Resources
0.000%, 01/23/2028(D)(E)	570	–
0.000%, 01/23/2028(D)(E)	82	–
0.000%, 01/23/2028(D)(E)	31	–
Rite Aid
0.000%, 12/31/2049(C)(D)(E)	299	–
Silver Airways
16.000%, 12/31/2027(B)(D)	4,456	–
16.000% Cash/PIK, 01/07/2028(B)(D)	84	–
16.000%, 01/07/2028(B)(D)	733	–
16.000%, 01/07/2028(B)(D)	1,088	–
Tacora Restructure
13.000%, 09/19/2031(D)	62	62
Terawulf
0.000%, 05/01/2032(A)(H)	647	560

Total Convertible Bonds
(Cost $19,440) ($ Thousands)		11,494

	Shares
PREFERRED STOCK — 0.6%
FHLMC, Ser G, 5.919%, TSFR3M + 0.262% (F)(G)	7,005	133
FHLMC, Ser L, 0.000% *(E)(F)(G)	4,363	85
FHLMC, Ser M, 0.000% *(E)(G)	2,466	47
FHLMC, Ser N, 0.000% *(E)(F)(G)	2,424	44
FHLMC, Ser B, 0.000% *(E)(F)(G)	645	12
FNMA, Ser S, 8.250% (F)(G)	48,175	734
FNMA, Ser G, 0.000% *(E)(F)(G)	24,400	498
FNMA, Ser O, 0.000% *(E)(F)(G)	250	7
Guitar Center, 0.000% *(C)(D)(E)(G)	365	34
Mallinckrodt, 0.000% *(E)(G)	356,037,096	—
Mountaineer Merger Corp, 0.000% *(D)(E)(G)	1,999,193	1,044
MYT Holding LLC, 10.000% (C)	325,766	384

158	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Syniverse, 0.000% *(D)(E)(G)	4,123,813	$4,062

Total Preferred Stock
(Cost $6,816) ($ Thousands)		7,084

	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(D)	19,546	2,140
Audacy*‡‡	1,012	3
Audacy
Strike Price $– *‡‡(D)	11,681	–
Expand Energy, Expires 02/12/2026
Strike Price $36.18 *	54	5
Guitar Center
Strike Price $100.00 *‡‡(C)(D)	3,680	113
Guitar Center
Strike Price $160.00 *‡‡(C)(D)	3,681	43
Mavenir
Strike Price $– *‡‡(D)	450	–
Silver Airways
Strike Price $– *‡‡(D)	2	–
Spirit Aviation Holdings, Expires 03/15/2030*	8,016	1
Tacora Resources
Strike Price $– *‡‡(D)	17,105	17

Total Warrants
(Cost $752) ($ Thousands)		2,322
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Notes
4.250%, 05/15/2035	$780	$786
3.875%, 04/30/2030	775	781

Total U.S. Treasury Obligations
(Cost $1,535) ($ Thousands)		1,567

	Number of Rights
RIGHTS — 0.0%
Intelsat SA, CVR *‡‡	26,351	397
Total Rights
(Cost $—) ($ Thousands)		397

Xplore Inc *‡‡(D)	3,714	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.640%**†	24,946,924	24,947
Total Cash Equivalent
(Cost $24,947) ($ Thousands)		24,947
Total Investments in Securities — 99.8%
(Cost $1,080,727) ($ Thousands)		$1,094,030

A list of the open forward foreign currency contracts held by the Fund at December 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/12/26	CAD	810	USD	591	$(2)

Percentages are based on Net Assets of $1,096,097 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $809,941 ($ Thousands), representing 73.9% of the Net Assets of the Fund.
(B)	Security is in default on interest payment.
(C)	Security considered restricted, excluding 144A. The total market value of such securities as of December 31, 2025 was $21,058 ($ Thousands) and represented 1.9% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	No interest rate available.
(F)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security.
(I)	No maturity date available.
(J)	Unsettled bank loan. Interest rate may not be available.

SEI Institutional Managed Trust	159

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

High Yield Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$38,806	$127,432	$(141,291)	$—	$—	$24,947	$251	$—

A list of the restricted securities, excluding 144a, held by the Fund at December 31, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Akumin	$2,655	02/08/2024	$2,440	$2,589
Akumin	1,800	02/08/2024	1,820	1,764
Beasley Mezzanine Holdings	2,901	10/23/2024	2,901	1,102
Expand Energy	2,515	12/02/2024	–	–
Expand Energy	1,135	12/02/2024	–	–
GrubHub Holdings	3,345	09/30/2025	3,315	2,722
HRB Wonddown Inc (Escrow Security)	445	10/08/2024	422	–
Incora Intermediate II	187	03/24/2025	359	81
Monitronics International (Escrow Security)	5,936	09/16/2019	–	–
Mountain Province Diamonds	1,989	12/14/2022	1,962	1,798
Northwest Acquisitions ULC	2,115	10/01/2019	1,493	–
Rite Aid	1,351	09/04/2024	799	2
Rite Aid	317	09/04/2024	298	21
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	3,455	05/01/2023	3,198	3,090
Premier Brands Group Holdings, Term B-1 Loan	726	04/01/2025	726	726
Wellful Inc., Tranche A Term Loan, 1st Lien	1,113	12/24/2024	1,077	1,096
Wellful Inc., Tranche B Term Loan, 1st Lien	1,694	01/15/2025	1,349	1,430
Common Stock
21st Century Oncology Private Company	15,311	08/01/2020	–	237
Avaya	127,790	05/01/2023	1,895	1,810
Burgundy Diamond Mines Ltd	1,744,317	07/21/2023	290	20
Endo Guc Trust	27,892	11/15/2024	–	10
Guitar Center	13,905	01/08/2021	1,762	1,146
Gymboree Holding Corp	40,312	10/02/2017	672	–
Incora Intermediate LLC	8,534	03/24/2025	27	92
Incora Top Holdco LLC	115	03/19/2025	97	3
Mallinckrodt	4,647	12/19/2023	155	469
MYT Holding LLC	274,755	09/30/2020	254	69
Nine West FKA Premier Brands	92,548	04/05/2019	1,967	133
NMG Parent	5,934	04/22/2025	153	74
Rite Aid	2,996	09/04/2024	–	–
SSB Equipment Company	11,559	09/22/2023	58	–
Preferred Stock
Guitar Center	365	01/08/2021	34	34
MYT Holding LLC	325,766	09/30/2020	313	384
Convertible Bond
Rite Aid	$299	09/04/2024	178	–
Warrants
Guitar Center	3,680	01/08/2021	197	113
Guitar Center	3,681	01/08/2021	132	43
			$30,343	$21,058

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

160	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 48.8%

Consumer Staples — 1.8%
Alimentation Couche-Tard
3.943%, 01/15/2026 (A)	$10,000	$9,984
Clorox
4.089%, 01/07/2026 (A)	10,500	10,492
		20,476
Financials — 45.1%
Albion Capital
4.069%, 02/20/2026 (A)	6,000	5,968
4.055%, 01/20/2026 (A)	5,000	4,990
3.978%, 01/28/2026 (A)	6,000	5,982
Alinghi Funding
4.130%, 07/16/2026 (A)	1,000	1,000
ANZ New Zealand International
4.383%, 02/23/2026 (A)(B)	2,500	2,486
ANZ New Zealand International
4.308%, 07/16/2026 (A)	2,500	2,449
3.913%, 07/02/2026 (A)	3,000	2,944
Aquitaine Funding
3.753%, 01/06/2026 (A)	7,000	6,996
Atlantic Asset Securitization
4.037%, 03/16/2026 (A)	4,500	4,465
Bank of America Securities
4.425%, 07/01/2026 (A)	6,710	6,581
Bank of New York Mellon
4.020%, 03/26/2026 (A)	3,000	3,001
Bedford Row Funding
3.703%, 01/07/2026 (A)	5,000	4,996
Britannia Funding
4.151%, 02/19/2026 (A)	3,000	2,984
4.068%, 02/06/2026 (A)	7,000	6,973
4.052%, 05/06/2026 (A)	2,500	2,467
Canadian Imperial Bank of Commerce
4.538%, 02/12/2026 (A)(B)	1,500	1,493
Chesham Finance
3.721%, 01/02/2026 (A)	29,000	28,994
3.721%, 01/02/2026 (A)	20,000	19,996
3.216%, 01/05/2026 (A)	2,000	1,999
Citigroup Global Markets
4.070%, 03/20/2026 (A)	5,000	5,001
Citigroup Global Markets
4.361%, 02/10/2026 (A)(B)	5,000	4,979
Columbia Funding
4.417%, 01/15/2026 (A)	8,000	7,988
4.405%, 01/12/2026 (A)	4,700	4,694
4.080%, 06/29/2026 (A)	2,500	2,500
Concord Minutemen Capital
4.080%, 06/08/2026 (A)	11,000	10,815
Credit Agricole
4.384%, 02/20/2026 (A)	5,000	4,974
DBS Bank
3.995%, 01/26/2026 (A)	11,500	11,469
Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Desjardins
4.016%, 03/05/2026 (A)	$4,500	$4,470
DNB Bank
4.349%, 04/16/2026 (A)	3,500	3,462
4.198%, 05/01/2026 (A)	2,500	2,469
DNB Bank
4.403%, 02/12/2026 (A)(B)	5,000	4,978
4.343%, 03/18/2026 (A)(B)	3,000	2,977
DZ Bank
4.203%, 02/06/2026 (A)	10,000	9,962
Endeavour Funding
4.476%, 01/07/2026 (A)	2,000	1,998
Fidelity National Information Services
4.013%, 01/20/2026 (A)	10,000	9,979
Glencove Funding
3.911%, 06/04/2026 (A)	9,000	8,855
ING US Funding
4.070%, 02/06/2026 (A)	4,000	4,001
4.050%, 08/14/2026 (A)	1,000	1,000
Intercontinental Exchange
3.829%, 01/05/2026 (A)	10,000	9,995
Intrepid Funding
4.467%, 04/30/2026 (A)	9,500	9,381
4.420%, 04/24/2026 (A)	7,000	6,916
4.069%, 05/07/2026 (A)	3,000	2,960
Korea Development Bank
3.814%, 09/08/2026 (A)	9,000	8,771
Landesbank Baden-Wurttemberg
3.641%, 01/02/2026 (A)	35,000	34,993
Liberty Street Funding
3.865%, 02/20/2026 (A)	7,000	6,963
Lloyds Bank
7.958%, 07/01/2026 (A)	2,500	2,453
4.413%, 02/17/2026 (A)	3,000	2,985
4.250%, 02/06/2026 (A)	10,000	9,962
3.848%, 04/21/2026 (A)	3,000	2,965
Mackinac Funding
4.279%, 02/06/2026 (A)	4,500	4,483
Macquarie Bank
4.376%, 04/29/2026 (A)	3,000	2,963
4.373%, 04/24/2026 (A)	1,500	1,482
4.231%, 02/27/2026 (A)	2,500	2,485
4.213%, 07/20/2026 (A)	5,000	4,895
4.193%, 04/30/2026 (A)	1,500	1,481
4.145%, 05/20/2026 (A)	3,000	2,956
4.000%, 05/04/2026 (A)	7,000	7,001
3.982%, 09/24/2026 (A)	3,000	2,918
Macquarie Bank
4.570%, 02/12/2026 (A)(B)	4,500	4,480
Manhattan Asset Funding
3.929%, 04/14/2026 (A)	5,000	4,945
MetLife Short Term Funding
4.380%, 01/02/2026 (A)(B)	2,500	2,499

SEI Institutional Managed Trust	161

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
MUFG Bank
4.425%, 03/06/2026 (A)	$4,000	$3,973
4.049%, 03/10/2026 (A)	5,000	4,964
National Bank of Canada
4.110%, 12/18/2026 (A)	2,000	2,000
4.090%, 05/29/2026 (A)	3,000	3,003
3.913%, 08/25/2026 (A)	6,000	5,855
National Bank of Canada
4.494%, 01/16/2026 (A)(B)	4,000	3,993
Natixis
4.394%, 02/17/2026 (A)	4,750	4,726
Nordea Bank
4.349%, 04/16/2026 (A)	4,000	3,957
3.885%, 06/01/2026 (A)	10,000	9,844
Nordea Bank
4.365%, 02/20/2026 (A)(B)	5,000	4,973
Old Line Funding
4.168%, 05/18/2026 (A)	5,000	4,929
3.867%, 06/09/2026 (A)	5,500	5,409
Pure Grove Funding
4.517%, 01/15/2026 (A)(B)	5,000	4,992
Ranger Funding
4.104%, 03/12/2026 (A)	5,000	4,963
Royal Bank of Canada
4.403%, 05/27/2026 (A)(B)	2,500	2,462
Royal Bank of Canada
3.980%, 08/10/2026 (A)	2,000	2,000
Societe Generale
4.385%, 02/02/2026 (A)	8,000	7,972
Sumitomo Mitsui Trust
4.312%, 02/03/2026 (A)	7,000	6,975
4.231%, 02/19/2026 (A)	10,000	9,948
4.080%, 03/04/2026 (A)	3,000	2,981
Svenska Handelsbanken
4.070%, 09/29/2026 (A)	5,000	5,000
3.836%, 09/10/2026 (A)	8,000	7,793
3.802%, 09/18/2026 (A)	3,500	3,407
Swedbank
3.993%, 06/10/2026 (A)	2,500	2,459
UBS
4.673%, 10/15/2026 (A)	2,000	2,000
Verto Capital Compartment I
3.701%, 01/02/2026 (A)	15,000	14,997
Westpac Banking
4.010%, 08/25/2026 (A)	4,750	4,751
Westpac Banking
4.110%, 04/10/2026 (A)(B)	3,000	3,002
4.000%, 01/02/2026 (A)(B)	3,000	3,000
		510,595
Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)

Industrials — 1.0%
Parker Hannifin
4.094%, 01/05/2026 (A)	$10,500	$10,494

Utiliites — 0.9%
Brookfield Infrastructure Hldg
4.241%, 01/08/2026 (A)	10,500	10,491

Total Commercial Paper
(Cost $551,876) ($ Thousands)		552,056

CORPORATE OBLIGATIONS — 1.7%

Consumer Discretionary — 0.3%
Jets Stadium Development
4.250%, 04/01/2047 (B)(C)	3,800	3,800

Financials — 1.4%
Barclays Bank
4.270%, SOFRRATE + 0.400%, 11/13/2026 (C)	3,000	3,001
4.200%, SOFRRATE + 0.330%, 08/10/2026 (C)	2,000	2,000
Canadian Imperial Bank of Commerce NY
4.270%, SOFRRATE + 0.400%, 12/14/2026 (C)	1,000	1,000
Royal Bank of Canada NY
4.220%, SOFRRATE + 0.350%, 11/13/2026 (C)	2,000	2,000
Standard Chartered Bank
4.300%, SOFRRATE + 0.430%, 10/15/2026 (C)	2,000	2,001
Svenska Handelsbanken NY
4.170%, SOFRRATE + 0.300%, 10/15/2026 (C)	4,000	3,999
Toronto-Dominion Bank
4.270%, SOFRRATE + 0.400%, 12/14/2026 (C)	2,000	2,001

		16,002

Total Corporate Obligations
(Cost $19,800) ($ Thousands)		19,802

CERTIFICATES OF DEPOSIT — 26.2%

Alinghi Funding
4.260%, 05/14/2026	$4,000	4,000
ASB Bank
3.830%, 01/29/2026	13,500	13,501
Banco Santander
4.280%, 02/09/2026	5,000	5,002

162	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
4.270%, 02/11/2026	$6,000	$6,000
4.030%, 03/04/2026	5,000	5,002
Bank of America
4.500%, 01/02/2026	2,000	2,000
4.410%, 01/04/2027	2,000	2,000
3.940%, 07/02/2026	5,500	5,500
Bank of Montreal
4.500%, 01/26/2026	3,500	3,501
4.000%, 02/20/2026	2,500	2,501
Bank of Nova Scotia
3.990%, 03/06/2026 (B)	3,000	3,001
Bank of Nova Scotia
3.800%, 01/08/2027	3,000	3,002
Barclays Bank
4.210%, 04/21/2026	5,000	5,004
4.020%, 04/22/2026	3,000	3,001
3.990%, 04/10/2026	3,000	3,000
3.930%, 12/09/2026	3,500	3,503
Canadian Imperial Bank of Commerce
4.490%, 01/23/2026	5,000	5,002
4.400%, 02/09/2026	3,000	3,002
4.180%, 05/21/2026	4,000	4,004
4.170%, 05/15/2026	2,500	2,503
4.160%, 08/12/2026	5,000	5,010
4.110%, 11/09/2026	3,000	3,001
Citibank
4.480%, 01/21/2026	1,000	1,000
4.480%, 02/25/2026	1,000	1,000
Concord Minutemen Capital
4.110%, 06/17/2026	9,500	9,503
Cooperatieve Rabobank
3.970%, 04/08/2026	2,500	2,501
Coöperatieve Rabobank
3.930%, 03/06/2026	3,000	3,001
DZ Bank
3.930%, 05/26/2026	6,000	6,004
Falcon Asset Funding
3.940%, 06/08/2026	5,000	5,000
Goldman Sachs
3.980%, 05/13/2026	4,500	4,500
HSBC Bank
3.960%, 01/28/2026 (B)	6,800	6,801
HSBC Bank USA
4.060%, 07/10/2026	2,000	2,001
Korea Development Bank
4.000%, 06/22/2026	8,500	8,506
Landesbank
3.900%, 06/05/2026	4,000	4,003
Lloyds Bank
4.410%, 05/15/2026	4,695	4,703
Mizuho Bank
4.450%, 01/09/2026	5,000	5,000
4.310%, 02/17/2026	4,000	4,003
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
4.110%, 02/18/2026	$3,000	$3,001
MUFG Bank
4.020%, 04/15/2026	7,000	7,003
4.010%, 06/11/2026	5,000	5,003
National Australia Bank
4.010%, 03/24/2026	7,500	7,502
Nordea Bank
3.970%, 03/27/2026	5,000	5,003
3.970%, 04/14/2026	3,000	3,002
3.970%, 08/14/2026	3,000	3,004
3.960%, 03/17/2026	3,000	3,001
Oversea Chinese Banking
4.020%, 07/09/2026	4,000	4,000
Rabobk
4.430%, 02/10/2026	4,500	4,503
Royal Bank of Canada
4.350%, 04/16/2026	5,000	5,008
4.210%, 03/12/2026	3,500	3,502
4.100%, 08/14/2026	3,000	3,005
4.000%, 08/26/2026	10,000	10,002
3.960%, 11/18/2026	2,000	2,003
3.850%, 12/04/2026	3,000	3,003
Skandinaviska Enskilda Banken
4.050%, 04/28/2026 (B)	5,000	5,003
Standard Chartered Bank
4.670%, 02/12/2026	2,000	2,001
4.600%, 01/15/2026	3,250	3,251
4.420%, 03/03/2026	5,000	5,004
4.150%, 11/23/2026	2,000	2,001
Sumitomo Mitsui Banking
4.450%, 03/06/2026	4,500	4,500
4.430%, 03/04/2026	4,000	4,003
Sumitomo Mitsui Trust
3.940%, 01/14/2026	8,000	8,000
Svenska Handelsbanken
4.030%, 02/20/2026	3,000	3,001
3.935%, 11/17/2026	1,000	1,001
Swedbank
4.040%, 04/13/2026	2,500	2,501
Toronto-Dominion Bank
4.220%, 04/28/2026	2,000	2,002
4.050%, 08/10/2026	3,000	3,000
UBS
4.402%, 04/14/2026	2,500	2,500
4.274%, 11/05/2026	2,000	2,001
Wells Fargo Bank
4.020%, 05/28/2026	3,000	3,002
Westpac Banking
4.360%, 03/04/2026	4,000	4,003
3.930%, 03/12/2026	4,500	4,501

SEI Institutional Managed Trust	163

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Westpac Banking
4.100%, 04/30/2026 (B)	$3,750	$3,752
Total Certificates of Deposit
(Cost $295,995) ($ Thousands)		296,138

REPURCHASE AGREEMENTS(D) — 23.3%
Bank of America Securites 3.850%, dated 12/31/2025, to be repurchased on 01/02/2026, repurchase price $1,000,214 (collateralized by GNMA obligations, par value $14,207,020, 4.500%, 06/20/2048; with total market value $1,021,776)
	$1,000	1,000
Goldman Sachs & Co. 3.840%, dated 12/31/2025, to be repurchased on 01/02/2026, repurchase price $107,022,826 (collateralized by GNMA obligations, ranging in par value $36,000-$41,380,479, 3.000%-7.000%, 7/15/2027-07/20/2065; with total market value $109,165,885)
	107,000	107,000
TD Securities 3.830%, dated 12/31/2025, to be repurchased on 01/02/2026, repurchase price $156,033,194 (collateralized by GNMA obligations, ranging in par value $24,602,542-$50,000,000, 2.000%-5.500%, 10/20/2050-11/20/2055; with total market value $159,146,159)
	156,000	156,000

Total Repurchase Agreements
(Cost $264,000) ($ Thousands)		264,000

Total Investments in Securities — 100.0%
(Cost $1,131,671) ($ Thousands)		$1,131,996

Percentages are based on Net Assets of $1,131,724 ($ Thousands).

(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $68,671 ($ Thousands), representing 6.1% of the Net Assets of the Fund.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

164	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 85.4%

Arizona — 2.8%
Buckeye, Excise Tax Revenue, RB
5.000%, 07/01/2026	$350	$354
Glendale, Water & Sewer Revenue, RB
5.000%, 07/01/2026	1,125	1,138
Maricopa County, Paradise Valley, Unified School District No. 69, GO
5.000%, 07/01/2026	1,115	1,129
Mesa, Utility System Revenue, RB
5.000%, 07/01/2026	1,500	1,518
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
2.500%, 09/01/2035 (A)(B)	1,500	1,500
		5,639
Colorado — 5.0%
Colorado Springs, Utilities System Revenue, Ser A, RB
2.250%, 11/01/2041 (A)	2,880	2,880
Colorado Springs, Utilities System Revenue, Sub-Ser B-REMK, RB
2.270%, 11/01/2036 (A)	2,675	2,675
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
3.250%, 05/15/2062 (A)	4,500	4,500
		10,055
Connecticut — 2.3%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, RB, GNMA/FNMA/FHLMC
2.220%, 11/15/2052 (A)	3,200	3,200
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser B-4, RB, GNMA/FNMA/FHLMC
2.220%, 11/15/2046 (A)	1,405	1,405
		4,605
Delaware — 0.2%
City of Wilmington Delaware, GO
5.000%, 12/01/2026	300	307

District of Columbia — 1.0%
District of Columbia, Income Tax Revenue, Ser A, RB
5.000%, 06/01/2026	2,000	2,021
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
2.410%, 10/01/2053 (A)(B)(C)	95	95
		2,116
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

Florida — 7.1%
Gainesville, Utilities System Revenue, Ser B-REMK, RB
1.250%, 10/01/2042 (A)	$2,000	$2,000
Lucie County, Florida Power & Light Project, Ser R, RB
2.450%, 09/01/2028 (A)	7,100	7,100
Miami-Dade County, Florida Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2026	2,000	2,036
School Board of Miami-Dade County, GO
4.000%, 01/07/2026	3,200	3,200
		14,336
Illinois — 4.5%
Illinois Finance Authority, RB
2.450%, 08/15/2052 (A)	3,000	3,000
Illinois Housing Development Authority, Ser F, RB, GNMA/FNMA/FHLMC
2.250%, 04/01/2045 (A)	2,200	2,200
Illinois State, Finance Authority, Advocate Health Care Network, Sub-Ser C-1, RB
2.350%, 11/01/2038 (A)	3,900	3,900
		9,100
Indiana — 0.9%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
2.510%, 04/01/2030 (A)(C)	1,770	1,770

Iowa — 4.5%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
2.620%, 12/01/2041 (A)(B)(C)	7,500	7,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
2.520%, 09/01/2036 (A)	1,600	1,600
		9,100
Louisiana — 0.7%
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
2.660%, 11/01/2040 (A)	1,500	1,500

Maryland — 0.5%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
2.400%, 02/01/2041 (A)	1,070	1,070

SEI Institutional Managed Trust	165

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

Michigan — 3.4%
Grosse Pointe Public School System, GO
5.000%, 05/01/2026	$600	$605
Michigan Finance Authority, Ser A-2, RB
5.000%, 08/20/2026 (B)	1,200	1,218
Warren, Consolidated Schools District, Ser II, GO, Q-SBLF
5.000%, 05/01/2026	2,150	2,166
Waterford, School District, GO, Q-SBLF
5.000%, 05/01/2026	2,800	2,821
		6,810
Missouri — 5.6%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
2.520%, 04/15/2034 (A)(B)	4,100	4,100
RBC Municipal Products Trust, Ser C-16, RB
2.410%, 09/01/2039 (A)(B)(C)	3,500	3,500
Tender Option Bond Trust Receipts, Ser 2025-YX1436, RB
2.390%, 01/01/2048 (A)(C)	3,730	3,730
		11,330
New Hampshire — 0.3%
New Hampshire State, Ser A, GO
5.000%, 04/01/2026	540	543

New Jersey — 1.0%
Borough of Oradell New Jersey, GO
4.000%, 07/21/2026	700	704
Essex County, Improvement Authority, Family Court Building Project, RB
5.000%, 03/17/2026	650	653
Pompton Lakes, GO
4.000%, 06/05/2026	700	704
		2,061
New York — 6.4%
Honeoye Falls-Lima, Central School District, GO
4.000%, 06/25/2026	1,000	1,006
Metropolitan New York, Transportation Authority, Sub-Ser E-1-REMK, RB
1.250%, 11/15/2050 (A)(B)	2,200	2,200
Metropolitan Transportation Authority, Sub-Ser E-1-, RB
2.250%, 11/01/2035 (A)(B)	1,700	1,700
New York City, Sub-Ser D-4, GO
1.150%, 08/01/2040 (A)(B)	2,365	2,365
New York City, Sub-Ser E-5, RB
1.150%, 03/01/2048 (A)(B)	1,530	1,530
New York State, Housing Finance Agency, 435 East 13th Street, Ser A, RB
2.500%, 11/01/2050 (A)(B)	2,500	2,500
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

State of New York Mortgage Agency Homeowner Mortgage Revenue, Ser 247, RB
2.350%, 10/01/2052 (A)	$1,600	$1,600
		12,901
North Carolina — 1.7%
North Carolina State, RB
5.000%, 03/01/2026	3,500	3,514

Ohio — 1.5%
County of Franklin Ohio, RB
5.000%, 11/01/2026	600	612
Franklin County, Hospital Improvement, Nationwide Children's Hospital Project, RB
2.250%, 11/01/2045 (A)	1,400	1,400
Miamisburg, Recreational Facilities Improvement, GO
3.750%, 02/10/2026	600	600
Ohio State University, RB
2.350%, 06/01/2043 (A)	475	475
		3,087
Oregon — 1.5%
Clackamas & Washington Counties, School District No. 3, GO
5.000%, 06/15/2026	3,000	3,031

Pennsylvania — 3.9%
Allegheny County Sanitary Authority, RB
5.000%, 12/01/2026	550	562
Delaware Valley Regional Finance Authority, Ser B, RB
1.150%, 09/01/2059 (A)(B)	1,400	1,400
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
1.250%, 11/01/2061 (A)(B)	2,000	2,000
Pennsylvania State, Housing Finance Agency, Ser 149A, RB
5.000%, 04/01/2026	250	251
Pittsburgh & Allegheny County, Sports & Exhibition Authority, Ser A, RB, AG
2.300%, 11/01/2038 (A)	3,600	3,600
		7,813
South Carolina — 4.5%
Charleston County School District, GO
4.000%, 04/01/2026	2,000	2,007
South Carolina State, Jobs-Economic Development Authority, Silver Station Apartment Homes Project, RB, FHLB
2.360%, 03/01/2063 (A)(B)	2,800	2,800

166	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser A, RB
2.630%, 01/01/2036 (A)(B)	$3,900	$3,900
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
2.480%, 12/01/2055 (A)(C)	400	400
		9,107
South Dakota — 3.0%
South Dakota State, Housing Development Authority, RB
2.360%, 11/01/2046 (A)	3,310	3,310
South Dakota State, Housing Development Authority, Ser A, RB
2.360%, 11/01/2062 (A)	2,715	2,715
		6,025
Texas — 11.3%
Allen, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	315	316
Conroe, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	375	376
Harris County Cultural Education Facilities Finance, RB
2.250%, 07/01/2054 (A)	2,000	2,000
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
2.350%, 07/01/2054 (A)	3,000	3,000
Houston, Combined Utility System, Ser C-, RB
2.340%, 05/15/2034 (A)	2,900	2,900
Houston, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	1,375	1,379
Leander, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	1,250	1,253
North Texas Tollway Authority, Ser A, RB
5.000%, 01/01/2027	625	641
Plano, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	1,500	1,504
San Antonio Water System, Sub-Ser D, RB
1.150%, 05/01/2055 (A)	2,100	2,100
State of Texas, GO
5.000%, 10/01/2026	675	687
State of Texas, Ser D-REMK, GO
2.400%, 06/01/2045 (A)	2,900	2,900
Texas State, Veterans Bonds, Ser B, GO
2.450%, 12/01/2042 (A)	1,500	1,500
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas Water Development Board, RB
5.000%, 10/15/2026	$1,200	$1,223
University of North Texas, Ser A, RB
5.000%, 04/15/2026	1,000	1,007
		22,786
Utah — 0.9%
Utah State, Water Finance Agency, Ser B-2-REMK, RB
2.450%, 10/01/2035 (A)	1,755	1,755

Virginia — 3.5%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
2.390%, 05/15/2042 (A)	1,955	1,955
Loudoun County Economic Development Authority, RB
2.350%, 06/01/2043 (A)	2,100	2,100
Loudoun County, Economic Development Authority, Howard Hughes Medical Institute, Ser B, RB
2.450%, 02/15/2038 (A)	3,100	3,100
		7,155
Washington — 2.9%
County of King Washington Sewer Revenue, Ser B, RB
1.200%, 01/01/2042 (A)	2,000	2,000
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY
5.000%, 12/01/2026	1,875	1,916
Washington State, Housing Finance Commission, Ser VR, RB
2.320%, 12/01/2046 (A)	1,900	1,900
		5,816
West Virginia — 0.9%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
2.360%, 06/01/2034 (A)(B)	1,880	1,880

Wisconsin — 3.1%
Janesville, School District, Ser B, GO
5.000%, 03/01/2026	950	954
Port Washington-Saukville, School District, GO
5.000%, 04/01/2026	200	201
Wisconsin Health & Educational Facilities Authority, RB
2.490%, 08/15/2055 (A)(B)	1,250	1,250
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
2.320%, 03/01/2041 (A)	2,520	2,520

SEI Institutional Managed Trust	167

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, FNMA
2.320%, 03/01/2038 (A)	$1,400	$1,400
		6,325
Wyoming — 0.5%
Wyoming State, Community Development Authority, Ser 4, RB
2.390%, 12/01/2048 (A)	1,110	1,110

Total Municipal Bonds
(Cost $172,612) ($ Thousands)		172,647

TAX-EXEMPT COMMERCIAL PAPER — 14.3%
Austin
2.630%, 03/03/2026	1,940	1,940
Counties of Nashville & Davidson, Water & Sewer Revenue
2.750%, 03/17/2026	1,000	1,000
District of Columbia
2.670%, 02/04/2026	2,000	2,000
El Paso, Water & Sewer Revenue
2.840%, 01/27/2026	650	650
2.750%, 03/04/2026	1,000	1,000
2.700%, 03/17/2026	400	400
Lincoln, Electric System Revenue
2.610%, 03/19/2026	5,000	5,000
Massachusetts Bay, Transportation Authority
2.660%, 02/11/2026	2,000	2,000
Massachusetts State, Water Resources Authority
2.660%, 03/04/2026	3,000	3,000
San Antonio
2.680%, 05/12/2026	1,900	1,899
Texas A&M
2.600%, 01/28/2026	2,500	2,500
University of Texas
2.670%, 04/07/2026	1,500	1,500
2.650%, 02/17/2026	3,000	3,000
2.650%, 03/05/2026	3,000	3,000

Total Tax-Exempt Commercial Paper
(Cost $28,890) ($ Thousands)		28,889

Total Investments in Securities — 99.7%
(Cost $201,502) ($ Thousands)		$201,536

Percentages are based on Net Assets of $202,217 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $16,995 ($ Thousands), representing 8.4% of the Net Assets of the Fund.

See “Glossary” for abbreviations.

168	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Real Return Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS — 100.2%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$9,763	$10,515
3.625%, 04/15/2028	8,455	8,870
2.500%, 01/15/2029	7,631	7,876
2.375%, 01/15/2027	8,766	8,835
2.375%, 10/15/2028	22,812	23,490
2.125%, 04/15/2029	23,236	23,726
1.750%, 01/15/2028	8,265	8,325
1.625%, 10/15/2027	22,448	22,616
1.625%, 10/15/2029	24,589	24,830
1.625%, 04/15/2030	25,486	25,611
1.250%, 04/15/2028	22,147	22,056
1.125%, 10/15/2030	26,122	25,721
0.875%, 01/15/2029	15,126	14,891
0.750%, 07/15/2028	17,554	17,344
0.500%, 01/15/2028	20,241	19,884
0.375%, 01/15/2027	17,577	17,360
0.375%, 07/15/2027	19,841	19,609
0.250%, 07/15/2029	18,068	17,406

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2027	$22,380	$21,974
0.125%, 01/15/2030	20,609	19,546
0.125%, 07/15/2030	22,674	21,397

Total U.S. Treasury Obligations
(Cost $378,601) ($ Thousands)		381,882

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	1,595,145	1,595
Total Cash Equivalent
(Cost $1,595) ($ Thousands)		1,595
Total Investments in Securities — 100.6%
(Cost $380,196) ($ Thousands)		$383,477

Percentages are based on Net Assets of $381,060 ($ Thousands).

**	The rate reported is the 7-day effective yield as of December 31, 2025.

†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$844	$7,807	$(7,056)	$—	$—	$1,595	$17	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	169

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Dynamic Asset Allocation Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 71.3%

Communication Services — 7.6%
Alphabet Inc, Cl A	57,578	$18,022
Alphabet Inc, Cl C	46,029	14,444
AT&T Inc	70,713	1,757
Charter Communications Inc, Cl A *	768	160
Comcast Corp, Cl A	36,260	1,084
Electronic Arts Inc	2,277	465
Fox Corp, Cl A	2,122	155
Fox Corp, Cl B	1,312	85
Live Nation Entertainment Inc *	1,618	231
Match Group Inc	2,533	82
Meta Platforms Inc, Cl A	21,558	14,230
Netflix Inc *	42,047	3,942
News Corp, Cl A	2,456	64
News Corp, Cl B	1,243	37
Omnicom Group Inc	3,285	265
Paramount Skydance Corp, Cl B	2,646	35
Take-Two Interactive Software Inc, Cl A *	1,753	449
TKO Group Holdings Inc, Cl A	692	145
T-Mobile US Inc	4,756	966
Trade Desk Inc/The, Cl A *	4,509	171
Verizon Communications Inc	41,674	1,697
Walt Disney Co/The	17,821	2,028
Warner Bros Discovery Inc *	24,061	693
		61,207

Consumer Discretionary — 7.4%
Airbnb Inc, Cl A *	4,129	560
Amazon.com Inc, Cl A *	96,208	22,207
Aptiv PLC *	2,203	168
AutoZone Inc *	161	546
Best Buy Co Inc	1,994	133
Booking Holdings Inc	322	1,724
Carnival Corp *	10,996	336
Carvana Co, Cl A *	1,400	591
Chipotle Mexican Grill Inc, Cl A *	12,785	473
Darden Restaurants Inc	1,184	218
Deckers Outdoor Corp *	1,498	155
Domino's Pizza Inc	316	132
DoorDash Inc, Cl A *	3,622	820
DR Horton Inc	2,810	405
eBay Inc	4,610	402
Expedia Group Inc	1,213	344
Ford Motor Co	37,348	490
Garmin Ltd	1,512	307
General Motors Co	9,286	755
Genuine Parts Co	1,426	175
Hasbro Inc	1,344	110
Hilton Worldwide Holdings Inc	2,280	655
Home Depot Inc/The	9,850	3,389
Las Vegas Sands Corp	3,167	206
Lennar Corp, Cl A	2,241	230
Lowe's Cos Inc	5,519	1,331

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Lululemon Athletica Inc *	1,103	$229
Marriott International Inc/MD, Cl A	2,195	681
McDonald's Corp	7,105	2,172
MGM Resorts International *	1,940	71
NIKE Inc, Cl B	11,538	735
Norwegian Cruise Line Holdings Ltd *	4,621	103
NVR Inc *	23	168
O'Reilly Automotive Inc *	8,282	755
Pool Corp	331	76
PulteGroup Inc	2,024	237
Ralph Lauren Corp, Cl A	302	107
Ross Stores Inc	3,153	568
Royal Caribbean Cruises Ltd	2,454	684
Starbucks Corp	11,176	941
Tapestry Inc	2,135	273
Tesla Inc *	27,796	12,500
TJX Cos Inc/The	11,052	1,698
Tractor Supply Co	5,440	272
Ulta Beauty Inc *	461	279
Williams-Sonoma Inc	1,245	222
Wynn Resorts Ltd	852	103
Yum! Brands Inc	2,813	426
		60,162

Consumer Staples — 3.4%
Altria Group Inc	16,351	943
Archer-Daniels-Midland Co	4,932	284
Brown-Forman Corp, Cl B	1,560	41
Bunge Global SA	1,434	128
Campbell's Company/The	1,978	55
Church & Dwight Co Inc	2,465	207
Clorox Co/The	976	98
Coca-Cola Co/The	38,417	2,686
Colgate-Palmolive Co	7,796	616
Conagra Brands Inc	4,856	84
Constellation Brands Inc, Cl A	1,464	202
Costco Wholesale Corp	4,385	3,781
Dollar General Corp	2,228	296
Dollar Tree Inc *	1,990	245
Estee Lauder Cos Inc/The, Cl A	2,403	252
General Mills Inc	5,487	255
Hershey Co/The	1,500	273
Hormel Foods Corp	3,048	72
J M Smucker Co/The	1,077	105
Kenvue Inc	19,696	340
Keurig Dr Pepper Inc	13,763	385
Kimberly-Clark Corp	3,115	314
Kraft Heinz Co/The	8,624	209
Kroger Co/The	6,164	385
Lamb Weston Holdings Inc	1,424	60
McCormick & Co Inc/MD	2,559	174
Molson Coors Beverage Co, Cl B	1,728	81
Mondelez International Inc, Cl A	12,564	676
Monster Beverage Corp *	7,225	554

170	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Dynamic Asset Allocation Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
PepsiCo Inc	13,505	$1,938
Philip Morris International Inc	15,340	2,461
Procter & Gamble Co/The	23,130	3,315
Sysco Corp	4,838	356
Target Corp, Cl A	4,297	420
Tyson Foods Inc, Cl A	2,212	130
Walmart Inc	43,483	4,844
		27,265

Energy — 2.0%
APA Corp	3,607	88
Baker Hughes Co, Cl A	9,327	425
Chevron Corp	18,736	2,856
ConocoPhillips	12,337	1,155
Coterra Energy Inc	6,680	176
Devon Energy Corp	6,511	239
Diamondback Energy Inc, Cl A	1,931	290
EOG Resources Inc	5,260	552
EQT Corp	6,331	339
Expand Energy Corp	2,412	266
Exxon Mobil Corp	41,744	5,023
Halliburton Co	8,631	244
Kinder Morgan Inc	18,683	514
Marathon Petroleum Corp	2,919	475
Occidental Petroleum Corp	7,377	303
ONEOK Inc	6,382	469
Phillips 66	3,873	500
SLB Ltd, Cl A	15,113	580
Targa Resources Corp	2,180	402
Texas Pacific Land Corp	591	170
Valero Energy Corp	3,149	513
Williams Cos Inc/The	11,869	713
		16,292

Financials — 9.5%
Aflac Inc	4,885	539
Allstate Corp/The	2,528	526
American Express Co	5,319	1,968
American International Group Inc	5,071	434
Ameriprise Financial Inc	953	467
Aon PLC, Cl A	2,102	742
Apollo Global Management Inc	4,461	646
Arch Capital Group Ltd *	3,311	318
Ares Management Corp, Cl A	2,081	336
Arthur J Gallagher & Co	2,480	642
Assurant Inc	519	125
Bank of America Corp	66,502	3,658
Bank of New York Mellon Corp/The	6,903	801
Berkshire Hathaway Inc, Cl B *	18,151	9,124
Blackrock Inc	1,433	1,534
Blackstone Inc, Cl A	7,279	1,122
Block Inc, Cl A *	5,568	362
Brown & Brown Inc	3,006	240
Capital One Financial Corp	6,327	1,533

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Cboe Global Markets Inc	1,059	$266
Charles Schwab Corp/The	16,534	1,652
Chubb Ltd	3,661	1,143
Cincinnati Financial Corp	1,583	258
Citigroup Inc	17,712	2,067
Citizens Financial Group Inc	4,246	248
CME Group Inc, Cl A	3,655	998
Coinbase Global Inc, Cl A *	2,293	518
Corpay Inc *	715	215
Erie Indemnity Co, Cl A	262	75
Everest Group Ltd	424	144
FactSet Research Systems Inc	387	112
Fidelity National Information Services Inc, Cl B	4,913	326
Fifth Third Bancorp	6,591	308
Fiserv Inc, Cl A *	5,098	342
Franklin Resources Inc	3,229	77
Global Payments Inc	2,430	188
Globe Life Inc	836	117
Goldman Sachs Group Inc/The	2,969	2,610
Hartford Insurance Group Inc/The	2,849	393
Huntington Bancshares Inc/OH	13,608	236
Interactive Brokers Group Inc, Cl A	4,571	294
Intercontinental Exchange Inc	5,644	914
Invesco Ltd	4,639	122
Jack Henry & Associates Inc	745	136
JPMorgan Chase & Co	26,947	8,683
KeyCorp	9,196	190
KKR & Co Inc	6,732	858
Loews Corp	1,720	181
M&T Bank Corp	1,604	323
Marsh & McLennan Cos Inc	4,811	892
Mastercard Inc, Cl A	8,116	4,633
MetLife Inc	5,661	447
Moody's Corp	1,564	799
Morgan Stanley	11,956	2,122
MSCI Inc, Cl A	784	450
Nasdaq Inc, Cl A	4,573	444
Northern Trust Corp	1,962	268
PayPal Holdings Inc	9,197	537
PNC Financial Services Group Inc/The	3,850	804
Principal Financial Group Inc, Cl A	2,078	183
Progressive Corp/The	5,761	1,312
Prudential Financial Inc	3,567	403
Raymond James Financial Inc	1,810	291
Regions Financial Corp	9,032	245
Robinhood Markets Inc, Cl A *	7,599	859
S&P Global Inc	3,110	1,625
Synchrony Financial	3,819	319
T Rowe Price Group Inc	2,224	228
Travelers Cos Inc/The	2,177	631
Truist Financial Corp	13,102	645
US Bancorp	15,219	812

SEI Institutional Managed Trust	171

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Dynamic Asset Allocation Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Visa Inc, Cl A	16,705	$5,859
W R Berkley Corp	3,033	213
Wells Fargo & Co	31,073	2,896
Willis Towers Watson PLC	910	299
		77,327

Health Care — 6.8%
Abbott Laboratories	17,208	2,156
AbbVie Inc	17,508	4,000
Agilent Technologies Inc	2,879	392
Align Technology Inc *	680	106
Amgen Inc, Cl A	5,334	1,746
Baxter International Inc	5,440	104
Becton Dickinson & Co	2,753	534
Biogen Inc *	1,491	262
Bio-Techne Corp	1,603	94
Boston Scientific Corp *	14,617	1,394
Bristol-Myers Squibb Co	20,091	1,084
Cardinal Health Inc	2,269	466
Cencora Inc, Cl A	1,878	634
Centene Corp *	4,718	194
Charles River Laboratories International Inc *	512	102
Cigna Group/The	2,598	715
Cooper Cos Inc/The *	2,016	165
CVS Health Corp	12,481	991
Danaher Corp, Cl A	6,280	1,438
DaVita Inc *	358	41
Dexcom Inc *	4,025	267
Edwards Lifesciences Corp, Cl A *	5,446	464
Elevance Health Inc	2,198	771
Eli Lilly & Co	7,871	8,459
GE HealthCare Technologies Inc	4,323	355
Gilead Sciences Inc	12,288	1,508
HCA Healthcare Inc	1,607	750
Henry Schein Inc *	1,038	79
Hologic Inc *	2,244	167
Humana Inc	1,235	316
IDEXX Laboratories Inc *	811	549
Incyte Corp *	1,660	164
Insulet Corp *	722	205
Intuitive Surgical Inc *	3,544	2,007
IQVIA Holdings Inc *	1,603	361
Johnson & Johnson	23,883	4,943
Labcorp Holdings Inc	852	214
McKesson Corp	1,225	1,005
Medtronic PLC	12,632	1,213
Merck & Co Inc	24,306	2,559
Mettler-Toledo International Inc *	189	264
Moderna Inc *	3,540	104
Molina Healthcare Inc *	546	95
Pfizer Inc	56,087	1,397
Quest Diagnostics Inc	1,132	196
Regeneron Pharmaceuticals Inc	996	769

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
ResMed Inc	1,483	$357
Revvity Inc	1,172	113
Solventum Corp *	1,506	119
STERIS PLC	997	253
Stryker Corp	3,394	1,193
Thermo Fisher Scientific Inc	3,729	2,161
UnitedHealth Group Inc	8,956	2,957
Universal Health Services Inc, Cl B	577	126
Vertex Pharmaceuticals Inc *	2,535	1,149
Viatris Inc, Cl W	11,779	147
Waters Corp *	603	229
West Pharmaceutical Services Inc	728	200
Zimmer Biomet Holdings Inc	2,004	180
Zoetis Inc, Cl A	4,271	537
		55,520

Industrials — 5.8%
3M Co	5,218	835
A O Smith Corp	1,091	73
Allegion PLC	892	142
AMETEK Inc	2,341	481
Automatic Data Processing Inc	3,994	1,027
Axon Enterprise Inc *	796	452
Boeing Co/The *	7,671	1,666
Broadridge Financial Solutions Inc	1,186	265
Builders FirstSource Inc *	1,147	118
Carrier Global Corp	8,108	428
Caterpillar Inc, Cl A	4,644	2,660
CH Robinson Worldwide Inc	1,211	195
Cintas Corp	3,313	623
Comfort Systems USA Inc	348	325
Copart Inc *	9,013	353
CSX Corp	18,087	656
Cummins Inc	1,339	683
Dayforce Inc *	1,658	115
Deere & Co	2,493	1,161
Delta Air Lines Inc, Cl A	6,572	456
Dover Corp	1,388	271
Eaton Corp PLC	3,827	1,219
EMCOR Group Inc	459	281
Emerson Electric Co	5,483	728
Equifax Inc	1,254	272
Expeditors International of Washington Inc	1,373	205
Fastenal Co, Cl A	10,923	438
FedEx Corp	2,201	636
Fortive Corp	2,515	139
GE Vernova Inc	2,689	1,757
Generac Holdings Inc *	620	85
General Dynamics Corp	2,471	832
General Electric Co	10,515	3,239
Honeywell International Inc	6,262	1,222
Howmet Aerospace Inc	4,088	838
Hubbell Inc, Cl B	542	241
Huntington Ingalls Industries Inc, Cl A	402	137

172	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Dynamic Asset Allocation Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
IDEX Corp	771	$137
Illinois Tool Works Inc	2,584	636
Ingersoll Rand Inc	3,335	264
Jacobs Solutions Inc	1,209	160
JB Hunt Transport Services Inc	773	150
Johnson Controls International PLC	6,049	724
L3Harris Technologies Inc	1,897	557
Leidos Holdings Inc	1,316	237
Lennox International Inc	328	159
Lockheed Martin Corp	2,021	977
Masco Corp	2,151	136
Nordson Corp	550	132
Norfolk Southern Corp	2,173	627
Northrop Grumman Corp	1,312	748
Old Dominion Freight Line Inc, Cl A	1,707	268
Otis Worldwide Corp	3,976	347
PACCAR Inc	5,056	554
Parker-Hannifin Corp, Cl A	1,262	1,109
Paychex Inc	3,285	369
Paycom Software Inc	505	80
Pentair PLC	1,681	175
Quanta Services Inc	1,443	609
Republic Services Inc	2,057	436
Rockwell Automation Inc	1,139	443
Rollins Inc	2,881	173
RTX Corp	13,286	2,437
Snap-on Inc	528	182
Southwest Airlines Co, Cl A	5,311	219
Stanley Black & Decker Inc	1,544	115
Textron Inc	1,825	159
Trane Technologies PLC	2,181	849
TransDigm Group Inc	551	733
Uber Technologies Inc *	20,707	1,692
Union Pacific Corp	5,889	1,362
United Airlines Holdings Inc *	3,279	367
United Parcel Service Inc, Cl B	7,163	710
United Rentals Inc	615	498
Veralto Corp	2,512	251
Verisk Analytics Inc, Cl A	1,296	290
Waste Management Inc	3,621	796
Westinghouse Air Brake Technologies Corp	1,713	366
WW Grainger Inc	417	421
Xylem Inc/NY	2,466	336
		47,244

Information Technology — 24.6%
Accenture PLC, Cl A	6,142	1,648
Adobe Inc *	4,178	1,462
Advanced Micro Devices Inc *	16,045	3,436
Akamai Technologies Inc *	1,449	126
Amphenol Corp, Cl A	12,019	1,624
Analog Devices Inc	4,887	1,325
Apple Inc	146,213	39,749
Applied Materials Inc	7,909	2,033

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
AppLovin Corp, Cl A *	2,677	$1,804
Arista Networks Inc *	10,160	1,331
Autodesk Inc, Cl A *	2,079	615
Broadcom Inc	46,745	16,178
Cadence Design Systems Inc *	2,669	834
CDW Corp/DE	1,344	183
Cisco Systems Inc	39,090	3,011
Cognizant Technology Solutions Corp, Cl A	4,948	411
Corning Inc, Cl B	7,556	662
Crowdstrike Holdings Inc, Cl A *	2,459	1,153
Datadog Inc, Cl A *	3,278	446
Dell Technologies Inc, Cl C	3,073	387
EPAM Systems Inc *	562	115
F5 Inc, Cl A *	596	152
Fair Isaac Corp *	243	411
First Solar Inc *	1,101	288
Fortinet Inc *	6,239	495
Gartner Inc *	626	158
Gen Digital Inc	5,666	154
GoDaddy Inc, Cl A *	1,168	145
Hewlett Packard Enterprise Co	13,472	324
HP Inc	9,572	213
Intel Corp *	44,384	1,638
International Business Machines Corp	9,216	2,730
Intuit Inc	2,757	1,826
Jabil Inc	1,086	248
Keysight Technologies Inc *	1,714	348
KLA Corp	1,298	1,577
Lam Research Corp	12,473	2,135
Microchip Technology Inc	5,541	353
Micron Technology Inc	11,061	3,157
Microsoft Corp	73,580	35,585
Monolithic Power Systems Inc	485	440
Motorola Solutions Inc	1,600	613
NetApp Inc	1,665	178
NVIDIA Corp	240,657	44,883
NXP Semiconductors NV	2,430	527
ON Semiconductor Corp *	4,195	227
Oracle Corp, Cl B	16,649	3,245
Palantir Technologies Inc, Cl A *	22,500	3,999
Palo Alto Networks Inc *	6,771	1,247
PTC Inc *	1,212	211
Qnity Electronics Inc	2,139	175
QUALCOMM Inc	10,628	1,818
Roper Technologies Inc	1,093	487
Salesforce Inc	9,443	2,502
Sandisk Corp *	1,400	332
Seagate Technology Holdings PLC	2,156	594
ServiceNow Inc *	10,265	1,573
Skyworks Solutions Inc	1,498	95
Super Micro Computer Inc *	5,144	151
Synopsys Inc *	1,811	851
TE Connectivity PLC	2,855	650

SEI Institutional Managed Trust	173

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Dynamic Asset Allocation Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Teledyne Technologies Inc *	475	$243
Teradyne Inc	1,633	316
Texas Instruments Inc	8,965	1,555
Trimble Inc *	2,456	192
Tyler Technologies Inc *	444	202
VeriSign Inc	851	207
Western Digital Corp	3,517	606
Workday Inc, Cl A *	2,190	470
Zebra Technologies Corp, Cl A *	529	128
		199,187

Materials — 1.3%
Air Products and Chemicals Inc	2,132	527
Albemarle Corp	1,234	175
Amcor PLC	23,325	195
Avery Dennison Corp	788	143
Ball Corp	2,778	147
CF Industries Holdings Inc	1,637	127
Corteva Inc	6,425	431
CRH PLC	6,635	828
Dow Inc	7,167	168
DuPont de Nemours Inc	4,278	172
Ecolab Inc	2,472	649
Freeport-McMoRan Inc, Cl B	13,979	710
International Flavors & Fragrances Inc	2,592	175
International Paper Co	5,415	213
Linde PLC	4,644	1,980
LyondellBasell Industries NV, Cl A	2,598	112
Martin Marietta Materials Inc, Cl A	607	378
Mosaic Co/The	3,333	80
Newmont Corp	10,821	1,080
Nucor Corp	2,357	384
Packaging Corp of America	916	189
PPG Industries Inc	2,306	236
Sherwin-Williams Co/The, Cl A	2,259	732
Smurfit WestRock PLC	5,282	204
Steel Dynamics Inc	1,400	237
Vulcan Materials Co	1,339	382
		10,654

Real Estate — 1.3%
Alexandria Real Estate Equities Inc ‡	1,569	77
American Tower Corp, Cl A ‡	4,581	804
AvalonBay Communities Inc ‡	1,210	219
BXP Inc ‡	1,526	103
Camden Property Trust ‡	1,079	119
CBRE Group Inc, Cl A *	2,971	478
CoStar Group Inc *	4,291	288
Crown Castle Inc ‡	4,072	362
Digital Realty Trust Inc, Cl A ‡	3,050	472
Equinix Inc ‡	952	729
Equity Residential ‡	3,592	226
Essex Property Trust Inc ‡	651	170
Extra Space Storage Inc ‡	2,150	280

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Federal Realty Investment Trust ‡	780	$79
Healthpeak Properties Inc ‡	7,114	114
Host Hotels & Resorts Inc ‡	6,539	116
Invitation Homes Inc ‡	5,780	161
Iron Mountain Inc ‡	2,991	248
Kimco Realty Corp ‡	7,007	142
Mid-America Apartment Communities Inc ‡	1,199	167
Prologis Inc ‡	9,178	1,172
Public Storage ‡	1,600	415
Realty Income Corp ‡	8,746	493
Regency Centers Corp ‡	1,678	116
SBA Communications Corp, Cl A ‡	1,087	210
Simon Property Group Inc ‡	3,156	584
UDR Inc ‡	3,043	112
Ventas Inc ‡	4,650	360
VICI Properties Inc, Cl A ‡	10,802	304
Welltower Inc ‡	6,794	1,261
Weyerhaeuser Co ‡	7,396	175
		10,556
Utilities — 1.6%
AES Corp/The	7,425	106
Alliant Energy Corp	2,634	171
Ameren Corp	2,739	274
American Electric Power Co Inc	5,164	595
American Water Works Co Inc	1,975	258
Atmos Energy Corp	1,599	268
CenterPoint Energy Inc	6,476	248
CMS Energy Corp	3,071	215
Consolidated Edison Inc	3,654	363
Constellation Energy Corp	3,084	1,090
Dominion Energy Inc	8,141	477
DTE Energy Co	2,102	271
Duke Energy Corp	7,600	891
Edison International	3,973	238
Entergy Corp	4,524	418
Evergy Inc	2,328	169
Eversource Energy	3,680	248
Exelon Corp	10,236	446
FirstEnergy Corp	5,332	239
NextEra Energy Inc	20,347	1,633
NiSource Inc	4,829	202
NRG Energy Inc	1,986	316
PG&E Corp	22,268	358
Pinnacle West Capital Corp	1,205	107
PPL Corp	7,489	262
Public Service Enterprise Group Inc	4,683	376
Sempra	6,274	554
Southern Co/The	10,758	938
Vistra Corp	3,075	496
WEC Energy Group Inc	3,261	344

174	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Dynamic Asset Allocation Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	5,995	$443
		13,014

Total Common Stock
(Cost $170,863) ($ Thousands)		578,428

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 5.6%
U.S. Treasury Bill
3.625%, 01/15/2026^(A)	$45,400	45,342

Total U.S. Treasury Obligation
(Cost $45,336) ($ Thousands)		45,342

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	10,307,454	$10,307
Total Cash Equivalent
(Cost $10,307) ($ Thousands)		10,307

PURCHASED SWAPTIONS — 0.2%
Total Purchased Swaptions
(Cost $3,270) ($ Thousands)		2,249

Total Investments in Securities — 78.4%
(Cost $229,776) ($ Thousands)		$636,326

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions
(Premiums Received $989) ($ Thousands)		$(162)

A list of open over the counter swaptions contracts for the Fund at December 31, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.2%
Put Swaptions
Swaption Payer	Goldman Sachs	$56,160,000	$3.04	03/22/2036	$447

Call Swaptions
Swaption Payer	Goldman Sachs	$760,000,000	0.75	05/22/2027	$1,309
Swaption Payer	Goldman Sachs	685,488,762	0.37	08/22/2026	493
		1,445,488,762			1,802
Total Purchased Swaptions		$1,501,648,762			$2,249

WRITTEN SWAPTIONS — 0.0%

Put Swaptions
Swaption Payer	Goldman Sachs	$(497,760,000)	2.43	03/20/2027	$(6)

Call Swaptions
Swaption Payer	Goldman Sachs	(760,000,000)	1.50	05/22/2027	(156)
Total Written Swaptions		$(1,257,760,000)			$(162)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	677	Mar-2026	$233,128	$233,311	$183
			$233,128	$233,311	$183

A list of open centrally cleared swap agreements held by the Fund at December 31, 2025 is as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.477%^	CPI	Annually	06/06/2030	USD	526,258	$5,310	$–	$5,310
CPI^	2.506%	Annually	06/06/2030	USD	526,258	(5,708)	–	(5,708)
0.280960%	MUTKCALM INDEX	Annually	05/15/2026	JPY	102,200,000	1,127	–	1,127
0.29283%	TONAR INDEX	Annually	05/15/2026	JPY	81,000,000	870	–	870

SEI Institutional Managed Trust	175

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Dynamic Asset Allocation Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
SOFR INDEX	3.41%	Annually	12/11/2028	USD	399,757	$962	$–	$962
3.432%	SOFR INDEX	Annually	12/11/2056	USD	42,027	5,331	–	5,331
4.161%	SOFR INDEX	Annually	11/02/2056	USD	84,588	456	–	456
4.35%	SOFR INDEX	Annually	11/02/2031	USD	330,000	12,020	–	12,020
						$20,368	$–	$20,368

A list of open OTC swap agreements held by the Fund at December 31, 2025 is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	JMFX121E INDEX	FLOATING 0%	JMFX121E INDEX	Monthly	11/17/2026	USD	111,547	$(411)	$–	$(411)
JPMorgan Chase	JMFX121E INDEX	FLOATING 0%	JMFX121E INDEX	Monthly	11/17/2026	USD	44,463	(163)	–	(163)
								$(574)	$–	$(574)

Percentages are based on Net Assets of $811,443 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of December 31, 2025.

(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$9,311	$28,765	$(27,769)	$—	$—	$10,307	$81	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

176	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Strategy Alternative Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 31.0%

Communication Services — 1.4%
Audacy *	833	$3
Avaya *(A)(B)	14,995	213
iHeartMedia Inc *	17,272	72
Telephone and Data Systems Inc	20,327	833
Verizon Communications Inc	50,275	2,048
Xplore Inc *(A)	11,575	138
		3,307

Consumer Discretionary — 4.8%
Capri Holdings Ltd *	10,584	258
Champion Homes *	6,166	521
DR Horton Inc	12,956	1,866
Guitar Center *(A)(B)	2,167	179
LKQ Corp	34,023	1,028
Mountaineer Merger Group *(A)	440,372	—
Penn Entertainment Inc *	154,709	2,282
Petco Health & Wellness Co Inc, Cl A *	10,824	30
RH *	14,013	2,510
Shake Shack Inc, Cl A *	6,282	510
Wynn Resorts Ltd	18,772	2,259
		11,443

Consumer Staples — 0.3%
Primo Brands Corp, Cl A	32,967	539
Rite Aid *(A)(B)	381	—
Spectrum Brands Holdings Inc	3,747	221
		760

Energy — 2.6%
Cameco Corp	9,117	834
EQT Corp	9,482	508
Expand Energy Corp	4,683	517
Golar LNG Ltd	13,890	517
Kinder Morgan Inc	56,186	1,544
NexGen Energy *	129,471	1,191
San Juan Basin Royalty Trust *	168,427	947
		6,058

Financials — 1.3%
Franklin Resources Inc	34,217	818
JPMorgan Chase & Co	3,243	1,045
Rocket Cos Inc, Cl A	64,727	1,253
		3,116

Health Care — 0.7%
Carestream Health Holdings *(A)	5,876	79
Eckert & Ziegler	41,777	742
Envision Healthcare *	28,581	418
Lannett *(A)	15,243	162
Lifescan	2,843	50
Matrix Parent Inc.	10,548	126
		1,577

Industrials — 6.6%
AAON Inc	2,637	201

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
ATI Inc *	17,897	$2,054
Builders FirstSource Inc *	18,457	1,899
Carpenter Technology Corp	6,302	1,984
Frontier Group Holdings Inc *	206,194	971
GrafTech International *	9,712	151
Huntington Ingalls Industries Inc, Cl A	1,586	539
Kirby Corp *	17,696	1,950
Melrose Industries	239,767	1,887
Parsons Corp *	22,939	1,418
RXO Inc *	11,923	151
Southwest Airlines Co, Cl A	12,328	509
StandardAero Inc *	69,473	1,992
		15,706

Information Technology — 4.9%
Akamai Technologies Inc *	11,775	1,027
Braze Inc, Cl A *	65,191	2,235
Confluent Inc, Cl A *	21,468	649
Elastic NV *	34,244	2,583
Enphase Energy Inc *	6,385	205
Sandvine	16,838	51
SentinelOne Inc, Cl A *	149,762	2,247
Unity Software Inc *	57,196	2,526
		11,523

Materials — 7.2%
Alcoa Corp	38,203	2,030
Alpha Metallurgical Resources Inc *	2,488	497
Arctic Canadian Diamond Company Ltd *(A)	228	5
Ardagh Metal Packaging SA	366,810	1,504
Century Aluminum Co *	53,095	2,080
Commercial Metals Co, Cl A	14,460	1,001
Constellium SE, Cl A *	110,239	2,078
Cornerstone Chemical *(A)	26,482	480
Freeport-McMoRan Inc, Cl B	40,526	2,058
Hudbay Minerals Inc	103,766	2,060
International Flavors & Fragrances Inc	12,255	826
Sensient Technologies Corp	20,679	1,943
Sonoco Products Co	12,099	528
		17,090

Real Estate — 1.2%
Healthcare Realty Trust Inc, Cl A ‡	119,635	2,028
Pebblebrook Hotel Trust ‡	68,587	776
		2,804

Total Common Stock
(Cost $65,422) ($ Thousands)		73,384

Face Amount
(Thousands)
CORPORATE OBLIGATIONS — 29.7%

Communication Services — 4.2%
Altice Financing
5.750%, 08/15/2029 (C)	$115	80

SEI Institutional Managed Trust	177

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Strategy Alternative Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Altice France
6.875%, 07/15/2032 (C)	$100	$96
AMC Entertainment Holdings
7.500%, 02/15/2029 (C)	160	140
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (B)(C)	622	236
Cable One
4.000%, 11/15/2030 (C)	265	204
CCO Holdings
4.500%, 08/15/2030 (C)	160	151
4.250%, 02/01/2031 (C)	125	115
4.250%, 01/15/2034 (C)	240	204
Charter Communications Operating
6.550%, 06/01/2034	120	126
Clear Channel Outdoor Holdings
7.500%, 03/15/2033 (C)	25	26
DISH DBS
7.750%, 07/01/2026	35	34
5.750%, 12/01/2028 (C)	165	162
5.250%, 12/01/2026 (C)	65	63
5.125%, 06/01/2029	20	18
Gray Media
9.625%, 07/15/2032 (C)	265	275
5.375%, 11/15/2031 (C)	5	4
4.750%, 10/15/2030 (C)	220	170
iHeartCommunications
7.750%, 08/15/2030 (C)	3,843	3,363
Level 3 Financing
8.500%, 01/15/2036 (C)	2,472	2,531
3.750%, 07/15/2029 (C)	125	114
3.625%, 01/15/2029	5	5
Lumen Technologies
7.650%, 03/15/2042	175	165
7.600%, 09/15/2039	5	5
McGraw-Hill Education
5.750%, 08/01/2028 (C)	40	40
Sirius XM Radio
3.875%, 09/01/2031 (C)	220	203
Spanish Broadcasting System
9.750%, 03/01/2026 (C)	575	379
Uniti Group
6.500%, 02/15/2029 (C)	60	58
6.000%, 01/15/2030 (C)	80	74
Urban One
10.500%, 04/01/2030 (C)	91	87
7.625%, 04/01/2031 (C)	396	203
Vmed O2 UK Financing I
4.250%, 01/31/2031 (C)	125	114
Warnermedia Holdings
5.050%, 03/15/2042	55	39
4.279%, 03/15/2032	45	39
4.054%, 03/15/2029	75	73

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Zayo Group Holdings
13.750%, 09/09/2030 (C)	$228	$209
9.250%, 03/09/2030 (C)	8	8
ZipRecruiter
5.000%, 01/15/2030 (C)	100	79
		9,892

Consumer Discretionary — 8.2%
Bath & Body Works
6.750%, 07/01/2036	155	154
Brightstar Lottery
5.750%, 01/15/2033 (C)	150	149
Caesars Entertainment
7.000%, 02/15/2030 (C)	130	134
6.000%, 10/15/2032 (C)	1,387	1,349
CD&R Smokey Buyer
9.500%, 10/15/2029 (C)	799	652
CMG Media Corp
8.875%, 06/18/2029 (C)	300	258
CSC Holdings
7.500%, 04/01/2028 (C)	30	17
6.500%, 02/01/2029 (C)	110	73
5.500%, 04/15/2027 (C)	20	17
Directv Financing
8.875%, 02/01/2030 (C)	110	111
Empire Resorts
7.750%, 11/01/2026 (C)	165	162
Genting New York
7.250%, 10/01/2029 (C)	145	149
GrubHub Holdings
13.000%, 07/31/2030 (B)(C)	477	388
Hilton Domestic Operating
4.000%, 05/01/2031 (C)	170	163
Jacobs Entertainment
6.750%, 02/15/2029 (C)	270	265
LBM Acquisition
9.500%, 06/15/2031 (C)	70	73
Liberty Interactive
8.250%, 02/01/2030	430	24
MajorDrive Holdings IV
6.375%, 06/01/2029 (C)	616	442
McGraw-Hill Education
7.375%, 09/01/2031 (C)	90	95
Michaels
5.250%, 05/01/2028 (C)	1,575	1,514
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (A)(B)(D)	495	–
Neptune Bidco US
10.375%, 05/15/2031 (C)	2,147	2,201
Nissan Motor
8.125%, 07/17/2035 (C)	110	117
PetSmart
7.500%, 09/15/2032 (C)	1,155	1,175

178	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Strategy Alternative Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rivers Enterprise Borrower
6.625%, 02/01/2033 (C)	$150	$153
Six Flags Entertainment
6.500%, 10/01/2028	1,032	1,011
5.500%, 04/15/2027 (C)	1,771	1,760
5.375%, 04/15/2027	539	537
Staples
10.750%, 09/01/2029 (C)	970	964
StoneMor
8.500%, 05/15/2029 (C)	230	225
Studio City Finance
5.000%, 01/15/2029 (C)	215	208
Univision Communications
4.500%, 05/01/2029 (C)	175	168
Victoria's Secret
4.625%, 07/15/2029 (C)	175	170
Viking Cruises
5.875%, 10/15/2033 (C)	115	117
Wayfair
6.750%, 11/15/2032 (C)	771	793
White Capital Supply Holdings
7.375%, 11/15/2030 (C)	768	794
Wynn Las Vegas
5.250%, 05/15/2027 (C)	2,359	2,368
Wynn Macau
6.750%, 02/15/2034 (C)	55	55
5.125%, 12/15/2029 (C)	120	119
Wynn Resorts Finance
7.125%, 02/15/2031 (C)	150	162
6.250%, 03/15/2033 (C)	15	16
Yum! Brands
5.375%, 04/01/2032	160	162

		19,464

Consumer Staples — 1.2%
HLF Financing Sarl
12.250%, 04/15/2029 (C)	1,646	1,777
4.875%, 06/01/2029 (C)	868	815
New Albertsons
8.700%, 05/01/2030	200	224
8.000%, 05/01/2031	40	44
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(C)	108	–
8.000%, 11/15/2026 (A)(C)	312	–
7.500%, 07/01/2025 (A)(C)	75	–
Rite Aid
15.000%, 08/30/2031 (A)(B)(D)	171	–
11.317%, TSFR3M + 7.000%, 08/30/2031 (A)(B)(C)(D)(E)	40	3

		2,863

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 3.5%
Aethon United BR
7.500%, 10/01/2029 (C)	$2,506	$2,625
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (C)	514	653
Blue Racer Midstream
7.250%, 07/15/2032 (C)	85	90
7.000%, 07/15/2029 (C)	85	89
Civitas Resources
9.625%, 06/15/2033 (C)	10	11
8.625%, 11/01/2030 (C)	135	141
Enerflex
6.875%, 01/15/2031 (C)	1,582	1,618
Expand Energy
7.500%, 12/31/2049 (A)(B)(D)	170	–
7.000%, 12/31/2049 (A)(B)(D)	55	–
Genesis Energy
8.000%, 05/15/2033	120	124
7.875%, 05/15/2032	110	115
Gulfport Energy Operating
6.750%, 09/01/2029 (C)	1,946	2,010
Hilcorp Energy I
7.250%, 02/15/2035 (C)	145	138
Howard Midstream Energy Partners
7.375%, 07/15/2032 (C)	125	132
New Fortress Energy
8.750%, 03/15/2029 (C)	150	10
6.500%, 09/30/2026 (C)	185	14
NFE Financing MTN
12.000%, 11/15/2029 (C)(D)	235	68
Transocean International
8.500%, 05/15/2031 (C)	120	119
8.250%, 05/15/2029 (C)	60	60
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (C)	125	114
Venture Global LNG
9.875%, 02/01/2032 (C)	155	160
Venture Global Plaquemines LNG
7.500%, 05/01/2033 (C)	85	92

		8,383

Financials — 1.5%
Arbor Realty SR
8.500%, 12/15/2028 (C)	115	115
CPI CG
10.000%, 07/15/2029 (C)	143	151
Finance of America Funding
8.875%, 11/30/2026 (C)	299	293
Freedom Mortgage Holdings
9.250%, 02/01/2029 (C)	55	58
6.875%, 05/01/2031 (C)	125	125
LD Holdings Group
6.125%, 04/01/2028 (C)	175	163

SEI Institutional Managed Trust	179

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Strategy Alternative Fund (Continued)

	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
CORPORATE OBLIGATIONS (continued)
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (C)		$40	$40
5.625%, 01/15/2030 (C)		155	145
Navient MTN
5.625%, 08/01/2033		150	137
OneMain Finance
7.500%, 05/15/2031		65	68
7.125%, 11/15/2031		100	104
6.750%, 09/15/2033		1,617	1,638
3.875%, 09/15/2028		80	78
PennyMac Financial Services
5.750%, 09/15/2031 (C)		235	236
Starwood Property Trust
3.625%, 07/15/2026 (C)		220	219
			3,570

Health Care — 2.8%
Akumin
9.000%cash/0% PIK, 08/01/2027 (B)(C)		530	517
8.000%, 08/01/2028 (B)(C)		165	161
Bausch Health
5.000%, 01/30/2028 (C)		55	48
4.875%, 06/01/2028 (C)		95	85
CHS
5.250%, 05/15/2030 (C)		165	155
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (E)		55	58
DaVita
6.875%, 09/01/2032 (C)		35	36
3.750%, 02/15/2031 (C)		150	139
Embecta
6.750%, 02/15/2030 (C)		155	152
5.000%, 02/15/2030 (C)		70	67
Emergent BioSolutions
3.875%, 08/15/2028 (C)		1,946	1,745
Fortrea Holdings
7.500%, 07/01/2030 (C)		72	74
GENMAB
6.250%, 12/15/2032 (C)		1,824	1,869
Global Medical Response
7.375%, 10/01/2032 (C)		185	192
Medline Borrower
3.875%, 04/01/2029 (C)		130	127
Molina Healthcare
4.375%, 06/15/2028 (C)		175	172
3.875%, 11/15/2030 (C)		60	56
Nidda Healthcare Holding GmbH
5.276%, EUR003M + 3.250%,
10/15/2032 (C)(E)	EUR	100	119
Radiology Partners
9.781%, 02/15/2030 (C)		$494	476

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.500%, 07/15/2032 (C)	$185	$193
Tenet Healthcare
6.750%, 05/15/2031	15	15
5.500%, 11/15/2032 (C)	55	56
4.375%, 01/15/2030	170	167
		6,679

Industrials — 2.8%
Builders FirstSource
6.375%, 03/01/2034 (C)	110	114
Deluxe
8.125%, 09/15/2029 (C)	185	195
Garda World Security
8.375%, 11/15/2032 (C)	1,309	1,333
8.250%, 08/01/2032 (C)	462	470
GFL Environmental
3.500%, 09/01/2028 (C)	703	691
GrafTech Finance
4.625%, 12/23/2029 (C)	1,185	880
GrafTech Global Enterprises
9.875%, 12/23/2029 (C)	308	268
Icahn Enterprises
9.000%, 06/15/2030	310	296
JetBlue Airways
9.875%, 09/20/2031 (C)	308	310
Sabre Financial Borrower
11.125%, 06/15/2029 (C)	55	56
Standard Building Solutions
5.875%, 03/15/2034 (C)	135	135
TransDigm
7.125%, 12/01/2031 (C)	175	184
6.000%, 01/15/2033 (C)	1,078	1,103
United Rentals North America
4.000%, 07/15/2030	150	146
Veritiv Operating
10.500%, 11/30/2030 (C)	384	413
		6,594

Information Technology — 0.7%
Cipher Compute
7.125%, 11/15/2030 (C)	461	470
Cloud Software Group, Strike Price Fixed
9.000%, 09/30/2029 (C)	115	120
CoreWeave
9.250%, 06/01/2030 (C)	85	79
Sabre GLBL
10.750%, 11/15/2029 (C)	5	4
10.750%, 03/15/2030 (C)	5	4
Viasat
7.500%, 05/30/2031 (C)	926	880
		1,557

180	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Strategy Alternative Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 3.2%
Axalta Coating Systems
3.375%, 02/15/2029 (C)	$150	$144
Baffinland Iron Mines
8.750%, 07/15/2026 (C)	365	321
Chemours
5.750%, 11/15/2028 (C)	782	760
Cleveland-Cliffs
7.625%, 01/15/2034 (C)	30	31
7.000%, 03/15/2032 (C)	205	210
Cornerstone Chemical
10.000%, 05/07/2029 (A)(C)	729	729
Domtar
6.750%, 10/01/2028 (C)	310	261
First Quantum Minerals
8.625%, 06/01/2031 (C)	150	158
Fortescue Treasury Pty
6.125%, 04/15/2032 (C)	75	78
INEOS Finance
7.500%, 04/15/2029 (C)	80	69
Innophos Holdings
11.500%, 06/15/2029 (C)	440	416
Mauser Packaging Solutions Holding
7.875%, 04/15/2030 (C)	630	625
Methanex US Operations
6.250%, 03/15/2032 (C)	170	175
Mineral Resources
9.250%, 10/01/2028 (C)	100	105
Mineral Resources MTN
8.500%, 05/01/2030 (C)	95	99
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(B)(C)	223	202
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	460	–
Olympus Water US Holding
7.250%, 06/15/2031 (C)	190	194
Quikrete Holdings
6.375%, 03/01/2032 (C)	95	99
Rain Carbon
12.250%, 09/01/2029 (C)	400	417
Trivium Packaging Finance BV
12.250%, 01/15/2031 (C)	2,083	2,260
Tronox
4.625%, 03/15/2029 (C)	290	203
		7,556

Real Estate — 1.2%
Diversified Healthcare Trust
4.375%, 03/01/2031	370	326
Service Properties Trust
8.875%, 06/15/2032	616	608
8.375%, 06/15/2029	1,094	1,100
5.500%, 12/15/2027	462	455

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 10/01/2029	$80	$69
4.375%, 02/15/2030	260	220
0.000%, 09/30/2027 (C)(F)	25	22
		2,800

Utilities — 0.4%
Calpine
4.625%, 02/01/2029 (C)	115	115
NRG Energy
6.000%, 01/15/2036 (C)	70	71
5.750%, 01/15/2034 (C)	30	30
Talen Energy Supply
6.500%, 02/01/2036 (C)	271	280
6.250%, 02/01/2034 (C)	370	378
Vistra Operations
6.875%, 04/15/2032 (C)	100	105
		979

Total Corporate Obligations
(Cost $72,603) ($ Thousands)		70,337

	Shares
REGISTERED INVESTMENT COMPANIES — 18.7%
Merger Fund , Cl I *	2,582,796	43,882
Sprott Physical Uranium Trust *	16,246	316

Total Registered Investment Companies
(Cost $43,184) ($ Thousands)		44,198

	Face Amount
	(Thousands)
LOAN PARTICIPATIONS — 4.9%
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.184%, CME Term SOFR + 4.250%, 05/17/2028 (E)	$175	142
Acrisure, LLC, 2024 Repricing Term B-6 Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 11/06/2030 (E)	188	188
AppLogic Networks OpCo I LLC, Initial Term Loan, 1st Lien
4.773%, CME Term SOFR + 1.000%, 03/01/2030 (E)	233	209
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
4.258%, 06/30/2026 (A)	174	132
Asurion LLC, New B-9 Term Loan
7.280%, CME Term SOFR + 3.250%, 01/31/2028 (E)	168	168

SEI Institutional Managed Trust	181

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Strategy Alternative Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
Asurion, LLC, New B-12 Term Loan, 1st Lien
7.966%, CME Term SOFR + 4.250%, 09/19/2030 (E)	$49	$49
Avaya Inc., Initial Term Loan, 1st Lien
11.216%, CME Term SOFR + 7.500%, 08/01/2028 (B)(E)	469	419
Aveanna Healthcare LLC, 2025 Incremental Term Loan, 1st Lien
7.466%, CME Term SOFR + 3.750%, 09/17/2032 (E)	120	121
BCP V Everise Acquisition LLC, Term B Loan, 1st Lien
9.672%, CME Term SOFR + 6.000%, 12/14/2029 (E)	308	257
Carestream Health, Inc., Term Loan, 1st Lien
11.272%, CME Term SOFR + 7.500%, 09/30/2027 (E)	686	344
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.081%, CME Term SOFR + 4.250%, 05/31/2030 (E)	193	102
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.331%, 05/31/2030 (G)	192	100
Catawba Nation Gaming Authority, Initial Term B Loan
8.466%, 11/15/2029 (E)	165	169
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.272%, CME Term SOFR + 3.500%, 06/18/2029 (E)	259	241
Cornerstone Chemical 5/25 TL, 1st Lien
8.500%, 05/31/2030 (A)	559	559
Delivery Hero Se, Extended Dollar Term Loan
8.843%, CME Term SOFR + 5.000%, 09/20/2028 (E)	133	133
Digicel 7/25, 1st Lien
9.023%, 06/30/2028	140	140
East Valley Tourist Development Authority, Term Loan
11.331%, CME Term SOFR + 7.500%, 06/21/2024 (A)(E)	139	138
Global Medical Response, Inc., Initial Term Loan, 1st Lien
7.384%, CME Term SOFR + 3.500%, 10/01/2032 (E)	275	276
GN Loanco, LLC, Term B Loan, 1st Lien
8.338%, CME Term SOFR + 4.500%, 12/19/2030 (E)(G)	123	122
Hubbard Radio, LLC, 2027 Term Loan
8.216%, 12/12/2029	234	47

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
J. C. Penney Company Inc., Loan
5.250%, 06/21/2029 (A)(E)(D)	$366	$—
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 06/16/2030 (A)	70	70
Lfsn Holdco/Lifescan 12/2, 1st Lien
9.238%, 03/11/2030	362	361
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.509%, CME Term SOFR + 6.500%, 11/22/2027 (E)	438	421
Long Ridge Energy, Term B Advance
8.172%, 10/19/2030	159	158
Mad Engine Global, LLC, Initial Term Loan
10.934%, 05/17/2028	188	162
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
10.850%, CME Term SOFR + 6.750%, 07/27/2028 (E)	172	130
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.100%, CME Term SOFR + 7.000%, 07/27/2028 (E)(G)	473	202
Mavenir Jr Debt Fixed 1200 7/29/30, 1st Lien
12.000%, 06/16/2030 (A)	187	187
Max US Bidco Inc., Initial Term Loan, 1st Lien
8.672%, CME Term SOFR + 5.000%, 10/02/2030 (E)	236	181
Mountaineer Merger Corporation, 2025 First Lien Delayed Draw Term Loan
11.916%, 06/30/2026 (A)	72	72
Mountaineer Merger Corporation, 2025 First Lien Initial Term Loan
11.916%, 06/16/2030 (A)	85	85
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.022%, CME Term SOFR + 3.250%, 01/24/2029 (E)(G)	482	316
NAPA Management Services Corporation, Initial Term Loan, 1st Lien
9.066%, CME Term SOFR + 5.250%, 02/23/2029 (E)	218	150
New Fortress Energy Inc, Second Amendment Incremental Term Loan
9.570%, CME Term SOFR + 5.500%, 04/14/2031 (E)(G)	161	66
Obra Capital, Inc., Term Loan
11.094%, 07/29/2030 (A)	323	317
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.240%, CME Term SOFR + 4.250%, 02/01/2029 (E)	237	197

182	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Strategy Alternative Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
Opal Bidco Sas, Facility B2
7.252%, CME Term SOFR + 3.250%, 03/01/2030 (E)	$240	$241
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
7.184%, CME Term SOFR + 3.250%, 03/03/2028 (E)	74	74
PetSmart LLC, Initial Term Loan, 1st Lien
7.734%, CME Term SOFR + 4.000%, 08/18/2032 (E)	105	104
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
7.870%, CME Term SOFR + 4.000%, 09/20/2028 (E)	714	592
Quikrete Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 04/14/2031 (E)	100	100
RealTruck Group, Inc., Initial Term Loan, 1st Lien
7.581%, CME Term SOFR + 3.750%, 01/31/2028 (E)	182	139
Reorganized Mobileum AcquisitionCo LLC, Term Loan, 1st Lien
4.734%, CME Term SOFR + 1.000%, 09/11/2029 (E)	242	213
Route 66 Development Authority, 1st Lien
12.716%, 09/11/2029 (A)	174	172
Sabre Glbl Inc., 2021 Other Term B-1 Loan
7.530%, CME Term SOFR + 3.500%, 12/17/2027 (E)	16	16
Sabre Glbl Inc., 2021 Other Term B-2 Loan
7.530%, CME Term SOFR + 3.500%, 07/15/2027 (E)	2	2
Sabre Glbl Inc., 2022 Other Term B Loan
8.266%, CME Term SOFR + 4.250%, 02/23/2029 (E)	12	12
Sabre GLBL Inc., 2024 Term B-1 Loan, 1st Lien
9.816%, CME Term SOFR + 6.000%, 11/15/2029 (E)	82	73
Sizzling Platter TL S+500 6/25/32, 1st Lien
0.000%, 07/02/2032 (H)	18	17
Spectrum Group Buyer, Inc., Initial Term Loan
9.606%, CME Term SOFR + 6.500%, 05/13/2027 (E)(G)	265	249
Spencer Spirit Ih LLC, Initial Term Loan
8.522%, 09/30/2027	228	228
Splat Super Holdco LLC, Initial Term Loan
8.965%, CME Term SOFR + 5.000%, 02/01/2029 (E)	173	161

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
10.672%, CME Term SOFR + 7.000%, 05/13/2027 (E)	$205	$197
Team Health Holdings, Inc., 2028 Refinancing Term Loan
8.340%, 06/25/2032 (E)	289	290
Tpc Group Inc., Intitial Term Loan
9.386%, 10/24/2031	222	198
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
11.247%, CME Term SOFR + 7.000%, 09/29/2028 (E)	212	181
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
6.584%, CME Term SOFR + 2.500%, 05/03/2028 (E)(G)	101	10
Vaco Holdings, LLC, Initial Term Loan, 1st Lien
8.822%, CME Term SOFR + 5.000%, 01/22/2029 (E)(G)	155	126
Wellful Inc., Tranche A Term Loan, 1st Lien
8.831%, CME Term SOFR + 5.000%, 04/19/2030 (B)(E)	246	242
Wellful Inc., Tranche B Term Loan, 1st Lien
10.081%, CME Term SOFR + 6.250%, 10/19/2030 (B)(E)	390	329
Windstream Services, LLC, 2025 Term Loan
7.716%, 09/17/2032	185	185
Xplore Inc., Initial Term Loan 1st Lien
5.331%, CME Term SOFR + 1.500%, 06/18/2029 (E)	63	58
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, CME Term SOFR + 1.500%, 10/24/2029 (E)	205	123
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
0.500%, 03/11/2030 (E)	297	281

Total Loan Participations
(Cost $12,943) ($Thousands)		11,744

	Shares
PREFERRED STOCK — 0.4%

Consumer Discretionary — 0.1%
Guitar Center *(A)(B)(H)(I)	39	4
Mountaineer Merger Corp *(A)(H)(I)	440,372	230
		234

SEI Institutional Managed Trust	183

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Strategy Alternative Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
PREFERRED STOCK (continued)

Information Technology — 0.3%
Syniverse *(A)(H)(I)	672,156	$662

Total Preferred Stock
(Cost $897) ($Thousands)		896

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.4%
Finance of America Funding
10.000%, 11/30/2029(C)	$291	338
Lantheus Holdings
2.625%, 12/15/2027	65	75
Liberty Interactive
4.000%, 11/15/2029	54	3
3.750%, 02/15/2030	413	25
Mavenir
0.000%, 12/31/2026(A)(H)	174	405
North Sea Natural Resources
0.000%, 01/23/2028(A)(H)	94	–
0.000%, 01/23/2028(A)(H)	15	–
0.000%, 01/23/2028(A)(H)	5	–
Rite Aid
0.000%, 12/31/2049(A)(B)(H)	38	–
Silver Airways
16.000%, 12/31/2027(A)	853	–
Tacora Restructure
13.000%, 09/19/2031(A)	12	12

Total Convertible Bonds
(Cost $1,957) ($Thousands)		858

MORTGAGE-BACKED SECURITY — 0.1%

Non-Agency Mortgage-Backed Obligations — 0.1%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
8.087%, TSFR1M + 4.337%, 06/15/2027(C)(E)	245	246

Total Mortgage-Backed Security

(Cost $244) ($ Thousands)		246

	Number of Warrants
WARRANTS — 0.0%
Audacy
Strike Price $– *‡‡(A)	1,177	–
Expand Energy Corp, Expires 02/12/2026
Strike Price $36.18 *	3	–
Guitar Center
Strike Price $100.00 *‡‡(A)(B)	574	18
Guitar Center
Strike Price $160.00 *‡‡(A)(B)	574	7

	Number of	Market Value
Description	Warrants	($ Thousands)
WARRANTS (continued)
Mavenir
Strike Price $– *‡‡(A)	75	$–
Silver Airways
Strike Price $– *‡‡(A)	–	–
Tacora Resources
Strike Price $– *‡‡(A)	3,403	3

Total Warrants
(Cost $55) ($Thousands)		28

	Number of
	Rights
RIGHTS — 0.0%
Xplore Inc *‡‡(A)	869	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENTS — 6.7%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class 3.620%**	292,385	293
SEI Daily Income Trust, Government Fund, Institutional Class 3.640%**†	15,689,130	15,689

Total Cash Equivalents
(Cost $15,982) ($ Thousands)		15,982
Total Investments in Securities — 91.9%
(Cost $213,287) ($ Thousands)		$217,673

COMMON STOCK SOLD SHORT— (6.3)%

Communication Services — (0.6)%
Omnicom Group Inc	(6,554)	(529)
Publicis Groupe SA	(5,519)	(573)
Yelp Inc, Cl A *	(8,109)	(246)

		(1,348)
Consumer Discretionary — (1.7)%
Boyd Gaming Corp	(6,024)	(513)
Coursera Inc *	(92,753)	(683)
Las Vegas Sands Corp	(7,580)	(493)
McDonald's Corp	(2,570)	(785)
Red Rock Resorts Inc, Cl A	(8,842)	(548)
Udemy Inc *	(113,955)	(667)
Wayfair Inc, Cl A *	(2,041)	(205)

		(3,894)

Financials — (0.2)%
Runway Growth Finance	(38,128)	(341)

184	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Strategy Alternative Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK SOLD SHORT (continued)
TriplePoint Venture Growth BDC	(26,603)	$(174)
		(515)

Health Care — (0.6)%
Hims & Hers Health Inc *	(5,220)	(170)
ResMed Inc	(1,621)	(390)
Sonova Holding AG	(3,680)	(952)
		(1,512)

Industrials — (1.5)%
American Airlines Group Inc *	(17,439)	(267)
Automatic Data Processing Inc	(2,025)	(521)
Blue Bird Corp *	(8,164)	(384)
Expeditors International of Washington Inc	(5,626)	(838)
Flowserve Corp	(10,676)	(741)
Paychex Inc	(2,200)	(247)
United Airlines Holdings Inc *	(3,783)	(423)
		(3,421)

Information Technology — (0.4)%
Asana Inc, Cl A *	(24,215)	(332)
Badger Meter Inc	(2,358)	(411)
Sprout Social Inc, Cl A *	(22,545)	(254)
		(997)

Real Estate — (1.3)%
AvalonBay Communities Inc	(4,293)	(778)
Camden Property Trust	(2,118)	(233)
JBG SMITH Properties	(37,786)	(643)
Lamar Advertising Co, Cl A	(5,631)	(713)
Mid-America Apartment Communities Inc	(5,726)	(795)
		(3,162)
Total Common Stock Sold Short
(Proceeds $14,866) ($ Thousands)		(14,849)

	Face Amount
	(Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (3.8)%
Communication Services — (0.5)%
Cable One
4.000%, 11/15/2030 (C)	$(648)	(500)
Cogent Communications Group
7.000%, 06/15/2027 (C)	(76)	(76)
6.500%, 07/01/2032 (C)	(626)	(585)
		(1,161)

Consumer Discretionary — (1.2)%
Adient Global Holdings Ltd
7.500%, 02/15/2033 (C)	(720)	(743)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
LBM Acquisition
9.500%, 06/15/2031 (C)	$(998)	$(1,040)
Voyager Parent
9.250%, 07/01/2032 (C)	(1,006)	(1,068)
		(2,851)

Consumer Staples — (0.2)%
B&G Foods
8.000%, 09/15/2028 (C)	(519)	(511)

Financials — (0.3)%
PRA Group
8.875%, 01/31/2030 (C)	(626)	(649)

Health Care — (0.7)%
CHS
9.750%, 01/15/2034 (C)	(281)	(295)
5.250%, 05/15/2030 (C)	(735)	(691)
Perrigo Finance Unlimited
6.125%, 09/30/2032	(691)	(673)
		(1,659)

Industrials — (0.3)%
Alta Equipment Group
9.000%, 06/01/2029 (C)	(810)	(731)

Materials — (0.6)%
Celanese US Holdings
6.750%, 04/15/2033	(755)	(751)
Toucan FinCo
9.500%, 05/15/2030 (C)	(793)	(792)
		(1,543)
Total Corporate Obligations Sold Short
(Proceeds $9,066) ($ Thousands)		(9,105)
Total Investments Sold Short — (10.1)%
(Proceeds $23,932) ($ Thousands)		$(23,954)

SEI Institutional Managed Trust	185

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Strategy Alternative Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2025, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Depreciation (Thousands)
Barclays PLC	01/15/26	USD	116	EUR	99	$—
Barclays PLC	01/15/26	EUR	207	USD	241	(3)
Barclays PLC	03/12/26	CAD	190	USD	139	—
						$(3)

A list of open over the counter swap agreements held by the Fund at December 31, 2025, is as follows:

Total Return Swap

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
JPMorgan Chase	IBOX.HY	ASSET RETURN	1-MONTH BBSW INDEX	Annually	03/20/2026	USD	400	$(5)	$2	$(7)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2025, is as follows:

Credit Default Swaps - Buy Protection

Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.HY.45	5.00%	Quarterly	12/20/2030	$1,600	$(122)	$(116)	$(6)
CDX.HY.45	5.00%	Quarterly	12/20/2030	681	(52)	(47)	(5)
CDX.HY.45	5.00%	Quarterly	12/20/2030	556	(43)	(41)	(2)
CDX.HY.45	5.00%	Quarterly	12/20/2030	2,347	(178)	(169)	(9)
CDX.IG.45	1.00%	Quarterly	12/30/2030	13,801	(312)	(298)	(14)
					$(707)	$(671)	$(36)

Percentages are based on Net Assets of $236,876 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2025.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

†	Investment in Affiliated Security.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(B)	Security considered restricted, excluding 144A. The total market value of such securities as of December 31, 2025 was $2,918 ($ Thousands) and represented 1.2% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $54,856 ($ Thousands), representing 23.2% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.

(E)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Zero coupon security.

(G)	Unsettled bank loan. Interest rate may not be available.

(H)	No interest rate available.

(I)	Perpetual security with no stated maturity date.

186	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Strategy Alternative Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2025 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,409	$96,657	$(104,377)	$—	$—	$15,689	$178	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at December 31, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Akumin	$695	02/08/2024	$634	$678
Beasley Mezzanine Holdings	622	10/23/2024	622	236
Expand Energy	225	12/02/2024	–	–
GrubHub Holdings	477	09/30/2025	477	388
Monitronics International (Escrow Security)	495	09/06/2019	–	–
Mountain Province Diamonds	223	12/14/2022	220	202
Northwest Acquisitions ULC	460	10/01/2019	419	–
Rite Aid	211	09/04/2024	139	3
Common Stock
Avaya	14,995	05/01/2023	225	213
Guitar Center	2,167	01/08/2021	275	179
Rite Aid	381	09/04/2024	–	–
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	469	05/01/2023	439	419
Wellful Inc., Tranche A Term Loan, 1st Lien	246	12/24/2024	236	242
Wellful Inc., Tranche B Term Loan, 1st Lien	390	01/17/2025	309	329
Preferred Stock
Guitar Center	39	01/08/2021	4	4
Convertible Bond
Rite Aid	38	09/04/2024	23	–
Warrants
Guitar Center	1,148	01/08/2021	52	25
			$4,074	$2,918

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	187

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 56.3%

U.S. Treasury Bills
4.197%, 01/02/2026 ^(A)	$33,562	$33,562
4.062%, 02/05/2026 ^(A)	18,839	18,776
4.051%, 02/12/2026 ^(A)	5,171	5,150
3.994%, 02/26/2026 ^(A)	4,521	4,496
3.786%, 04/02/2026 ^(A)	16,044	15,901
3.781%, 05/21/2026 (A)	30,000	29,594
3.776%, 03/26/2026 ^(A)	4,499	4,463
3.772%, 05/07/2026 ^(A)	1,452	1,434
3.765%, 04/09/2026 ^(A)	299	296
3.755%, 04/16/2026 ^(A)	4,000	3,959
3.729%, 04/23/2026 ^(A)	3,883	3,841
3.703%, 06/04/2026 (A)	30,000	29,556
3.625%, 01/15/2026 ^(A)	35,395	35,350
3.547%, 06/25/2026 ^(A)	1,768	1,738
0.000%, 07/02/2026 ^(B)	33,196	32,611
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	3,676	3,959
3.625%, 04/15/2028	3,177	3,333
3.375%, 04/15/2032	1,286	1,419
2.500%, 01/15/2029	2,872	2,964
2.375%, 01/15/2027	3,302	3,328
2.375%, 10/15/2028	8,639	8,896
2.125%, 04/15/2029	22,176	22,643
2.125%, 01/15/2035	28,785	29,293
1.875%, 07/15/2034	27,338	27,446
1.875%, 07/15/2035	20,504	20,449
1.750%, 01/15/2028	3,102	3,125
1.750%, 01/15/2034	26,240	26,089
1.625%, 10/15/2027	8,500	8,563
1.625%, 10/15/2029	9,401	9,493
1.625%, 04/15/2030	25,203	25,327
1.375%, 07/15/2033	24,576	23,953
1.250%, 04/15/2028	8,385	8,350
1.125%, 10/15/2030	8,154	8,029
1.125%, 01/15/2033	25,880	24,831
0.875%, 01/15/2029	5,713	5,624
0.750%, 07/15/2028	6,637	6,558
0.625%, 07/15/2032	25,890	24,288
0.500%, 01/15/2028	7,659	7,523
0.375%, 01/15/2027	6,738	6,655
0.375%, 07/15/2027	7,507	7,420
0.250%, 07/15/2029	6,995	6,739
0.125%, 04/15/2027	8,473	8,319
0.125%, 01/15/2030	7,889	7,482
0.125%, 07/15/2030	8,537	8,056
0.125%, 01/15/2031	24,546	22,879
0.125%, 07/15/2031	25,598	23,716
0.125%, 01/15/2032	27,156	24,812

Total U.S. Treasury Obligations
(Cost $641,017) ($ Thousands)		642,288
Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 6.5%

Health Care — 0.0%
NMC Health PLC	12,179	$—

Information Technology — 6.5%
Broadcom Inc	60,000	20,766
NVIDIA Corp	285,000	53,152
		73,918

Total Common Stock
(Cost $71,179) ($ Thousands)		73,918

	Face Amount (Thousands)
SOVEREIGN DEBT — 5.6%

French Republic Government Bond OAT
0.600%, 07/25/2034(C)	EUR	3,128	3,411
0.100%, 03/01/2029(C)		6,777	7,766
0.100%, 07/25/2031(C)		3,935	4,374
0.100%, 03/01/2032(C)		576	620
0.100%, 03/01/2036(C)		3,216	3,157
0.100%, 07/25/2036(C)		4,055	4,029
United Kingdom Gilt Inflation Linked
1.250%, 11/22/2032	GBP	5,629	7,565
1.125%, 09/22/2035		3,127	4,021
1.125%, 11/22/2037		5,439	6,805
0.750%, 11/22/2033		4,050	5,178
0.750%, 03/22/2034		5,263	6,673
0.125%, 08/10/2031		4,024	5,151
0.125%, 11/22/2036		4,387	4,992

Total Sovereign Debt
(Cost $62,178) ($ Thousands)			63,742

	Number of Warrants
WARRANTS — 0.0%

Constellation Software Inc.‡‡(D)	100	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Number of Rights
RIGHTS — 0.0%

Abiomed Inc *‡‡(D)	422	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 68.4%
(Cost $774,374) ($ Thousands)		$779,948

188	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	742	Mar-2026	$53,865	$54,173	$116
Australian 3-Year Bond	159	Mar-2026	11,093	11,132	3
Brent Crude^	142	Feb-2026	8,681	8,590	(91)
Brent Crude^	77	Jan-2026	4,711	4,685	(26)
CAC40 10 Euro Index	48	Jan-2026	4,586	4,597	16
Canadian 10-Year Bond	592	Mar-2026	51,371	52,218	(665)
Coffee C^	40	Mar-2026	5,468	5,231	(237)
Corn^	259	Mar-2026	5,745	5,701	(44)
Cotton No. 2^	19	Mar-2026	623	610	(13)
Euro STOXX 50	97	Mar-2026	6,614	6,654	49
Euro-Bobl	1,397	Mar-2026	190,055	190,585	(794)
Euro-BTP	185	Mar-2026	25,965	26,112	(106)
Euro-Bund 10-Year Bond	869	Mar-2026	130,338	130,198	(1,230)
Euro-Buxl	175	Mar-2026	22,845	22,633	(381)
Euro-OAT	247	Mar-2026	34,880	34,982	(225)
Euro-Schatz	73	Mar-2026	9,126	9,156	(4)
Feeder Cattle^	7	Mar-2026	1,174	1,209	35
FTSE 100 Index	104	Mar-2026	13,642	13,906	219
FTSE KLCI	5	Jan-2026	104	104	–
FTSE MIB Index	27	Mar-2026	7,029	7,143	121
FTSE Taiwan Index	35	Jan-2026	3,262	3,319	57
FTSE/JSE Top 40 Index	39	Mar-2026	2,506	2,573	31
Gasoline^	29	Feb-2026	2,114	2,121	7
Gold^	54	Feb-2026	22,327	23,442	1,115
Hang Seng Index	8	Jan-2026	1,331	1,318	(12)
IFSC Nifty50 Index	178	Jan-2026	9,400	9,354	(46)
Japanese 10-Year Bond	8	Mar-2026	6,771	6,761	(7)
KC HRW Wheat^	45	Mar-2026	1,196	1,158	(38)
Lean Hogs^	48	Feb-2026	1,562	1,634	72
Live Cattle^	51	Feb-2026	4,522	4,725	203
LME Copper^	62	Mar-2026	16,896	19,283	2,387
LME Lead^	23	Mar-2026	1,165	1,154	(11)
LME Nickel^	21	Mar-2026	1,900	2,096	196
LME Primary Aluminum^	108	Mar-2026	7,580	8,085	505
LME Zinc^	21	Mar-2026	1,596	1,638	42
Long Gilt 10-Year Bond	785	Mar-2026	93,556	96,474	595
Low Sulphur Gasoil^	66	Mar-2026	4,050	4,064	14
Low Sulphur Gasoil^	5	Feb-2026	311	310	(1)
MSCI EAFE Index	405	Mar-2026	58,705	58,768	63
MSCI Emerging Markets Index	390	Mar-2026	27,129	27,523	394
Natural Gas^	5	Jan-2026	180	184	4
Natural Gas^	41	Feb-2026	1,348	1,284	(64)
NY Harbor ULSD^	38	Feb-2026	3,400	3,357	(43)
NYMEX Cocoa^	6	Mar-2026	357	364	7
OMX Stockholm 30	2	Jan-2026	61	63	1
Russell 2000 Index E-MINI	226	Mar-2026	29,138	28,227	(911)
S&P 500 Index E-MINI	980	Mar-2026	337,526	337,733	207
S&P Mid Cap 400 Index E-MINI	42	Mar-2026	14,262	13,966	(296)
S&P TSX 60 Index	71	Mar-2026	19,125	19,287	86
Silver^	19	Mar-2026	4,971	6,707	1,736
Soybean^	143	Mar-2026	7,649	7,490	(159)
Soybean Meal^	115	Mar-2026	3,696	3,443	(253)
Soybean Oil^	102	Mar-2026	3,180	2,972	(208)
Sugar No. 11^	193	Mar-2026	3,466	3,245	(221)
TOPIX Index	92	Mar-2026	19,937	20,115	258
U.S. 2-Year Treasury Note	124	Mar-2026	25,893	25,890	(3)
U.S. 5-Year Treasury Note	2,897	Mar-2026	317,745	316,656	(1,089)

SEI Institutional Managed Trust	189

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
U.S. 10-Year Treasury Note	2,728	Mar-2026	$308,417	$306,729	$(1,688)
U.S. Long Treasury Bond	920	Mar-2026	107,501	106,346	(1,155)
U.S. Ultra Long Treasury Bond	198	Mar-2026	23,730	23,364	(366)
Wheat^	69	Mar-2026	1,880	1,749	(131)
WTI Crude Oil^	159	Feb-2026	9,222	9,106	(116)
			2,098,478	2,103,696	(2,095)
Short Contracts
Canadian 10-Year Bond	(31)	Mar-2026	$(2,740)	$(2,734)	$1
DAX Index	(6)	Mar-2026	(4,319)	(4,349)	(37)
Gasoline^	(22)	Jan-2026	(1,601)	(1,585)	16
Hang Seng China Enterprises Index	(12)	Jan-2026	(690)	(686)	4
IBEX	(5)	Jan-2026	(1,002)	(1,015)	(13)
MSCI Singapore Index	(31)	Jan-2026	(1,078)	(1,074)	4
NY Harbor ULSD^	(20)	Jan-2026	(1,805)	(1,782)	23
NYMEX Cocoa^	(4)	Mar-2026	(226)	(236)	(5)
SET 50	(10)	Mar-2026	(54)	(53)	–
SPI 200 Index	(15)	Mar-2026	(2,133)	(2,170)	(25)
			(15,648)	(15,684)	(32)
			$2,082,830	$2,088,012	$(2,127)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/18/26	USD	84	PHP	5,000	$—
Citigroup	03/18/26	USD	85	PHP	5,000	—
Citigroup	03/18/26	USD	187	CZK	3,899	2
Citigroup	03/18/26	USD	212	ILS	682	2
Citigroup	03/18/26	USD	155	COP	601,717	—
Citigroup	03/18/26	USD	316	COP	1,210,366	(3)
Citigroup	03/18/26	ZAR	500	USD	29	(1)
Citigroup	03/18/26	USD	641	THB	20,500	14
Citigroup	03/18/26	USD	16	THB	500	—
Citigroup	03/18/26	USD	971	GBP	724	2
Citigroup	03/18/26	ILS	43	USD	13	—
Citigroup	03/18/26	ILS	1,265	USD	389	(8)
Citigroup	03/18/26	USD	1,368	PLN	4,996	22
Citigroup	03/18/26	USD	16	TWD	500	—
Citigroup	03/18/26	USD	1,510	TWD	47,029	(16)
Citigroup	03/18/26	USD	1,943	CLP	1,803,121	63
Citigroup	03/18/26	SGD	4,280	USD	3,316	(29)
Citigroup	03/18/26	CNH	4,805	USD	683	(8)
Citigroup	03/18/26	USD	5,472	HUF	1,815,496	56
Citigroup	03/18/26	USD	566	EUR	483	3
Citigroup	03/18/26	USD	5,601	EUR	4,742	(13)
Citigroup	03/18/26	PLN	153	USD	42	—
Citigroup	03/18/26	PLN	6,106	USD	1,675	(23)
Citigroup	03/18/26	USD	2,341	INR	212,632	9
Citigroup	03/18/26	USD	4,496	INR	403,659	(36)
Citigroup	03/18/26	USD	6,962	KRW	10,186,500	125
Citigroup	03/18/26	USD	630	KRW	900,000	(3)
Citigroup	03/18/26	CZK	9,000	USD	432	(6)
Citigroup	03/18/26	USD	10,291	ZAR	177,879	388

190	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/18/26	THB	11,000	USD	344	$(7)
Citigroup	03/18/26	USD	11,978	CNH	84,326	161
Citigroup	03/18/26	BRL	8,103	USD	1,471	19
Citigroup	03/18/26	BRL	4,063	USD	719	(9)
Citigroup	03/18/26	USD	12,252	BRL	66,995	(243)
Citigroup	03/18/26	USD	13,246	MXN	245,203	291
Citigroup	03/18/26	USD	277	MXN	5,000	(1)
Citigroup	03/18/26	GBP	15,077	USD	19,959	(312)
Citigroup	03/18/26	MXN	18,375	USD	992	(22)
Citigroup	03/18/26	EUR	908	USD	1,072	3
Citigroup	03/18/26	EUR	45,316	USD	52,870	(536)
Citigroup	03/18/26	HUF	55,000	USD	166	(2)
Citigroup	03/18/26	CLP	100,000	USD	109	(3)
Citigroup	03/18/26	COP	383,333	USD	100	1
Citigroup	03/18/26	COP	50,000	USD	13	—
Citigroup	03/18/26	KRW	600,000	USD	409	(9)
Citigroup	03/25/26	USD	15	IDR	250,000	—
Citigroup	03/25/26	USD	15	IDR	250,000	—
Goldman Sachs	01/15/26	CHF	3,806	USD	4,800	(12)
Goldman Sachs	01/15/26	USD	4,800	ZAR	80,453	51
Goldman Sachs	01/15/26	USD	14,400	PHP	842,638	(98)
Goldman Sachs	01/15/26	USD	14,400	MXN	259,190	(4)
Goldman Sachs	01/15/26	USD	14,400	BRL	79,172	(8)
Goldman Sachs	01/15/26	USD	14,400	IDR	239,823,137	(29)
Goldman Sachs	01/15/26	USD	14,400	HUF	4,719,047	23
Goldman Sachs	01/15/26	USD	14,400	COP	55,687,541	225
Goldman Sachs	01/15/26	USD	14,400	INR	1,313,749	198
Goldman Sachs	01/15/26	USD	14,400	PLN	51,591	(50)
Goldman Sachs	01/15/26	SGD	18,518	USD	14,400	(17)
Goldman Sachs	01/15/26	CAD	19,772	USD	14,400	(35)
Goldman Sachs	01/15/26	AUD	21,687	USD	14,400	(62)
Goldman Sachs	01/15/26	NZD	24,832	USD	14,400	114
Goldman Sachs	01/15/26	ILS	46,490	USD	14,400	(191)
Goldman Sachs	01/15/26	CNH	101,110	USD	14,400	(101)
Goldman Sachs	01/15/26	SEK	133,532	USD	14,400	(99)
Goldman Sachs	01/15/26	KRW	21,191,064	USD	14,400	(309)
JPMorgan Chase Bank	03/18/26	USD	84	PHP	5,000	—
JPMorgan Chase Bank	03/18/26	USD	85	PHP	5,000	—
JPMorgan Chase Bank	03/18/26	USD	187	CZK	3,899	2
JPMorgan Chase Bank	03/18/26	USD	212	ILS	682	2
JPMorgan Chase Bank	03/18/26	USD	155	COP	601,717	—
JPMorgan Chase Bank	03/18/26	USD	316	COP	1,210,366	(3)
JPMorgan Chase Bank	03/18/26	ZAR	500	USD	29	(1)
JPMorgan Chase Bank	03/18/26	USD	641	THB	20,500	14
JPMorgan Chase Bank	03/18/26	USD	16	THB	500	—
JPMorgan Chase Bank	03/18/26	USD	971	GBP	724	2
JPMorgan Chase Bank	03/18/26	ILS	43	USD	13	—
JPMorgan Chase Bank	03/18/26	ILS	1,265	USD	389	(8)
JPMorgan Chase Bank	03/18/26	USD	1,368	PLN	4,996	22
JPMorgan Chase Bank	03/18/26	USD	16	TWD	500	—

SEI Institutional Managed Trust	191

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/18/26	USD	1,510	TWD	47,029	$(16)
JPMorgan Chase Bank	03/18/26	USD	1,943	CLP	1,803,121	63
JPMorgan Chase Bank	03/18/26	SGD	4,280	USD	3,316	(29)
JPMorgan Chase Bank	03/18/26	CNH	4,805	USD	683	(8)
JPMorgan Chase Bank	03/18/26	USD	5,472	HUF	1,815,496	56
JPMorgan Chase Bank	03/18/26	USD	566	EUR	483	3
JPMorgan Chase Bank	03/18/26	USD	5,601	EUR	4,742	(13)
JPMorgan Chase Bank	03/18/26	PLN	153	USD	42	—
JPMorgan Chase Bank	03/18/26	PLN	6,106	USD	1,675	(23)
JPMorgan Chase Bank	03/18/26	USD	2,341	INR	212,632	9
JPMorgan Chase Bank	03/18/26	USD	4,496	INR	403,659	(36)
JPMorgan Chase Bank	03/18/26	USD	6,962	KRW	10,186,500	125
JPMorgan Chase Bank	03/18/26	USD	630	KRW	900,000	(3)
JPMorgan Chase Bank	03/18/26	CZK	9,000	USD	432	(6)
JPMorgan Chase Bank	03/18/26	USD	10,291	ZAR	177,879	388
JPMorgan Chase Bank	03/18/26	THB	11,000	USD	344	(7)
JPMorgan Chase Bank	03/18/26	USD	11,978	CNH	84,326	161
JPMorgan Chase Bank	03/18/26	BRL	8,103	USD	1,471	19
JPMorgan Chase Bank	03/18/26	BRL	4,063	USD	719	(9)
JPMorgan Chase Bank	03/18/26	USD	12,252	BRL	66,995	(243)
JPMorgan Chase Bank	03/18/26	USD	13,246	MXN	245,203	291
JPMorgan Chase Bank	03/18/26	USD	277	MXN	5,000	(1)
JPMorgan Chase Bank	03/18/26	GBP	15,077	USD	19,959	(312)
JPMorgan Chase Bank	03/18/26	MXN	18,375	USD	992	(22)
JPMorgan Chase Bank	03/18/26	EUR	908	USD	1,072	3
JPMorgan Chase Bank	03/18/26	EUR	45,316	USD	52,870	(536)
JPMorgan Chase Bank	03/18/26	HUF	55,000	USD	166	(2)
JPMorgan Chase Bank	03/18/26	CLP	100,000	USD	109	(3)
JPMorgan Chase Bank	03/18/26	COP	383,333	USD	100	1
JPMorgan Chase Bank	03/18/26	COP	50,000	USD	13	—
JPMorgan Chase Bank	03/18/26	KRW	600,000	USD	409	(9)
JPMorgan Chase Bank	03/25/26	USD	15	IDR	250,000	—
JPMorgan Chase Bank	03/25/26	USD	15	IDR	250,000	—
						$(662)

A list of open OTC swap agreements held by the Fund at December 31, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase	AEX INDEX FUT JAN26	Negative Price Return	Positive Price Return	At Maturity	01/19/2026	EUR	$222	$224	$–	$2
Bank of America	TAIEX FUTURES SWAP JAN26	Negative Price Return	Positive Price Return	At Maturity	01/24/2026	TWD	10,052	10,527	–	475
JPMorgan Chase	HSCEI CHINA INDEX FUTURE	Negative Price Return	Positive Price Return	At Maturity	02/01/2026	HKD	17,859	17,729	–	(130)
Goldman Sachs	Bloomberg Commodity Index	3 MONTH TREASURY BILL RATE + 16 BPS	Index Return	Annual	02/02/2026	USD	(139,744)	875	–	875
JPMorgan Chase	BOVESPA FUT FEB26	Positive Price Return	Positive Price Return	At Maturity	02/21/2026	BRL	4,282	4,218	–	(64)
JPMorgan Chase	KOSPO IND FUT MAR26	Negative Price Return	Positive Price Return	At Maturity	03/15/2026	KRW	9,515	10,169	–	653
Goldman Sachs	Bloomberg Commodity Index	3 MONTH TREASURY BILL RATE + 16 BPS	Index Return	Annual	03/17/2026	USD	(29,944)	668	–	668
Citigroup	MSCI INTERNATIONAL SOUTH AFRICA Index	Asset Return	JIBAR1M Index	Monthly	03/18/2026	ZAR	13,614	(39)	–	(39)

192	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Accumulation Fund (Concluded)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	MSCI INTERNATIONAL SINGAPORE Index	Asset Return	SIBCSORA Index	Monthly	03/18/2026	SGD	$428	$(9)	$–	$(9)
Citigroup	MSCI INTERNATIONAL SWEDEN Index	STIB1M Index	Asset Return	Monthly	03/18/2026	SEK	(2,755)	4	–	4
Citigroup	MSCI THAILAND Index	Asset Return	NDEUTHF Index	Monthly	03/18/2026	USD	1,160	1	–	1
Bank of America	TASE TA-35 Index	SHIRON Index	Asset Return	Monthly	03/18/2026	ILS	(652)	1	–	1
Citigroup	MSCI INTERNATIONAL HONG KONG Index	HIHD01M Index	Asset Return	Monthly	03/18/2026	HKD	(27,461)	35	–	35
Citigroup	MSCI INTERNATIONAL SPAIN Index	Asset Return	ESTRON Index	Monthly	03/18/2026	EUR	1,285	(29)	–	(29)
Citigroup	MSCI INTERNATIONAL NETHERLANDS Index	ESTRON Index	Asset Return	Monthly	03/18/2026	EUR	408	(1)	–	(1)
Citigroup	MSCI INTERNATIONAL ITALY Index	ESTRON Index	Asset Return	Monthly	03/18/2026	EUR	(1,756)	64	–	64
Citigroup	MSCI INTERNATIONAL FRANCE Index	ESTRON Index	Asset Return	Monthly	03/18/2026	EUR	(1,634)	31	–	31
Citigroup	MSCI INTERNATIONAL SWITZERLAND Index	Asset Return	SSARON Index	Monthly	03/18/2026	CHF	325	(1)	–	(1)
Citigroup	MSCI INTERNATIONAL CANADA Index	CAONREPO Index	Asset Return	Monthly	03/18/2026	CAD	(1,229)	5	–	5
Citigroup	MSCI MEXICO Index	Asset Return	MXIBTIEF Index	Monthly	03/18/2026	MXN	1,162	–	–	–
Citigroup	MSCI INTERNATIONAL BRAZIL Index	BZDIOVRA Index	Asset Return	Monthly	03/18/2026	BRL	(190)	–	–	–
Bank of America	SWISS FUT MAR26	Negative Price Return	Positive Price Return	At Maturity	03/23/2026	CHF	4,232	4,334	–	102
Bank of America	WIG 20 INDEX FUTURE SWAP	Negative Price Return	Positive Price Return	At Maturity	03/23/2026	PLN	(122)	(125)	–	(3)
JPMorgan Chase	Broadcom Inc	Asset Return	1D SOFR + 84 BPS	Monthly	04/29/2026	USD	21,068	373	–	373
JPMorgan Chase	NVIDIA Corp	Asset Return	Index Return	Monthly	04/29/2026	USD	54,016	1,176	–	1,176
								50,230	$–	$4,189

Percentages are based on Net Assets of $1,139,826 ($ Thousands).

^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of December 31, 2025.

*	Non-income producing security.
‡‡	Expiration date not available.

(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)	Zero coupon security.

(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $23,357 ($ Thousands), representing 2.0% of the Net Assets of the Fund.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	193

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 41.0%

Communication Services — 4.0%
Altice France
6.875%, 07/15/2032 (A)	$223	$213
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	127	111
AMC Networks
10.250%, 01/15/2029 (A)	180	189
ANGI Group
3.875%, 08/15/2028 (A)	477	441
AT&T
3.500%, 06/01/2041	330	260
2.750%, 06/01/2031	355	326
2.550%, 12/01/2033	1,338	1,142
CCO Holdings
4.750%, 03/01/2030 (A)	495	473
4.750%, 02/01/2032 (A)	1,070	978
Charter Communications Operating
3.750%, 02/15/2028	610	601
Cinemark USA
7.000%, 08/01/2032 (A)	190	197
5.250%, 07/15/2028 (A)	344	344
Clear Channel Outdoor Holdings
7.875%, 04/01/2030 (A)	743	782
7.750%, 04/15/2028 (A)	60	60
7.500%, 03/15/2033 (A)	232	245
7.125%, 02/15/2031 (A)	209	219
DISH DBS
5.750%, 12/01/2028 (A)	28	27
5.250%, 12/01/2026 (A)	435	422
5.125%, 06/01/2029	200	178
DISH Network
11.750%, 11/15/2027 (A)	495	515
EchoStar
10.750%, 11/30/2029	430	476
6.750%cash/0% PIK, 11/30/2030	187	191
GCI
4.750%, 10/15/2028 (A)	1,040	1,014
Gray Media
7.250%, 08/15/2033 (A)	179	183
4.750%, 10/15/2030 (A)	113	88
iHeartCommunications
10.875%, 05/01/2030 (A)	442	382
9.125%, 05/01/2029 (A)	62	59
IHS Holding
8.250%, 11/29/2031 (A)	1,170	1,220
Level 3 Financing
8.500%, 01/15/2036 (A)	495	507
7.000%, 03/31/2034 (A)	595	613
6.875%, 06/30/2033 (A)	515	527
Meta Platforms
5.625%, 11/15/2055	1,175	1,128
Millicom International Cellular
6.250%, 03/25/2029 (A)	297	300
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/27/2031 (A)		$219	$204
Sinclair Television Group
8.125%, 02/15/2033 (A)		875	914
Sirius XM Radio
4.000%, 07/15/2028 (A)		755	738
Snap
6.875%, 03/01/2033 (A)		175	181
6.875%, 03/15/2034 (A)		780	803
T-Mobile USA
4.500%, 04/15/2050		1,416	1,166
Turk Telekomunikasyon
7.375%, 05/20/2029 (A)		300	313
Uniti Group
4.750%, 04/15/2028 (A)		370	368
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		485	439
Warnermedia Holdings
5.141%, 03/15/2052		420	277
5.050%, 03/15/2042		395	278
4.279%, 03/15/2032		165	145
Windstream Services
8.250%, 10/01/2031 (A)		210	220
7.500%, 10/15/2033 (A)		395	405

			20,862

Consumer Discretionary — 4.7%
American Axle & Manufacturing
6.375%, 10/15/2032 (A)		200	204
Asbury Automotive Group
5.000%, 02/15/2032 (A)		185	180
4.625%, 11/15/2029 (A)		340	334
Beach Acquisition Bidco
10.000%cash/0% PIK, 07/15/2033 (A)		360	397
5.250%, 07/15/2032 (A)	EUR	156	187
Caesars Entertainment
6.000%, 10/15/2032 (A)		$245	238
4.625%, 10/15/2029 (A)		517	496
CalAtlantic Group
5.250%, 06/01/2026		330	329
Carnival
6.125%, 02/15/2033 (A)		425	439
5.750%, 03/15/2030 (A)		260	267
Champ Acquisition
8.375%, 12/01/2031 (A)		910	983
Cirsa Finance International Sarl
6.500%, 03/15/2029 (A)	EUR	131	160
Clarios Global
6.750%, 02/15/2030 (A)		$281	293
6.750%, 09/15/2032 (A)		95	99
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)		578	618
CSC Holdings
5.750%, 01/15/2030 (A)		250	93

194	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 02/15/2031 (A)	$225	$136
Directv Financing
8.875%, 02/01/2030 (A)	255	258
5.875%, 08/15/2027 (A)	371	373
Ford Motor Credit
5.850%, 05/17/2027	343	348
General Motors
5.950%, 04/01/2049	36	35
General Motors Financial
5.650%, 01/17/2029	165	171
Genting New York
7.250%, 10/01/2029 (A)	860	882
Global Auto Holdings
8.750%, 01/15/2032 (A)	260	250
Graham Holdings
5.625%, 12/01/2033 (A)	740	747
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	665	646
Hyundai Capital America
6.200%, 09/21/2030 (A)	735	784
K Hovnanian Enterprises
8.375%, 10/01/2033 (A)	92	94
8.000%, 04/01/2031 (A)	103	105
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	795	783
Light & Wonder International
6.250%, 10/01/2033 (A)	373	378
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	675	484
Match Group Holdings II
5.625%, 02/15/2029 (A)	145	145
3.625%, 10/01/2031 (A)	110	101
Melco Resorts Finance
7.625%, 04/17/2032 (A)	525	552
MercadoLibre
3.125%, 01/14/2031	240	222
Michaels
7.875%, 05/01/2029 (A)	70	65
5.250%, 05/01/2028 (A)	50	48
NCL
6.750%, 02/01/2032 (A)	465	476
6.250%, 09/15/2033 (A)	174	174
5.875%, 01/15/2031 (A)	347	346
Neptune Bidco US
10.375%, 05/15/2031 (A)	280	287
New Home
8.500%, 11/01/2030 (A)	770	793
Newell Brands
8.500%, 06/01/2028 (A)	195	205
6.625%, 05/15/2032	170	165
6.375%, 09/15/2027	65	65
6.375%, 05/15/2030	110	107
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nissan Motor Acceptance MTN
6.125%, 09/30/2030 (A)	$515	$515
Phinia
6.750%, 04/15/2029 (A)	485	502
6.625%, 10/15/2032 (A)	170	176
Qnity Electronics
6.250%, 08/15/2033 (A)	115	119
5.750%, 08/15/2032 (A)	230	235
QXO Building Products
6.750%, 04/30/2032 (A)	265	277
Rakuten Group
8.125%, H15T5Y + 4.250%(A)(B)(C)	270	278
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	562	575
Rivers Enterprise Lender
6.250%, 10/15/2030 (A)	255	260
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	325	336
6.000%, 02/01/2033 (A)	250	257
5.625%, 09/30/2031 (A)	500	511
Sands China
5.400%, 08/08/2028	240	244
3.250%, 08/08/2031	200	185
2.850%, 03/08/2029	200	189
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)	582	566
Staples
12.750%, 01/15/2030 (A)	30	25
10.750%, 09/01/2029 (A)	70	70
Univision Communications
9.375%, 08/01/2032 (A)	375	403
Vail Resorts
5.625%, 07/15/2030 (A)	340	346
Viking Cruises
9.125%, 07/15/2031 (A)	345	369
5.875%, 10/15/2033 (A)	455	462
VOC Escrow
5.000%, 02/15/2028 (A)	235	235
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,025	1,085
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	65	70
ZF North America Capital
7.125%, 04/14/2030 (A)	280	282
6.875%, 04/23/2032 (A)	310	303

		24,417

Consumer Staples — 1.3%
Constellation Brands
3.150%, 08/01/2029	560	539
Fiesta Purchaser
9.625%, 09/15/2032 (A)	439	460

SEI Institutional Managed Trust	195

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
4.375%, 06/01/2046	$1,561	$1,290
Mars
5.200%, 03/01/2035 (A)	925	951
5.000%, 03/01/2032 (A)	675	696
4.800%, 03/01/2030 (A)	775	792
Opal Bidco SAS
6.500%, 03/31/2032 (A)	885	906
Post Holdings
6.375%, 03/01/2033 (A)	685	692
United Natural Foods
6.750%, 10/15/2028 (A)	395	395

		6,721

Energy — 6.8%
Aethon United BR
7.500%, 10/01/2029 (A)	175	183
Antero Midstream Partners
5.750%, 10/15/2033 (A)	273	275
Archrock Partners
6.625%, 09/01/2032 (A)	320	330
BKV Upstream Midstream
7.500%, 10/15/2030 (A)	280	284
Blue Racer Midstream
7.250%, 07/15/2032 (A)	300	318
Buckeye Partners
6.875%, 07/01/2029 (A)	405	421
6.750%, 02/01/2030 (A)	190	200
California Resources
7.000%, 01/15/2034 (A)	240	236
Chord Energy
6.750%, 03/15/2033 (A)	425	439
6.000%, 10/01/2030 (A)	385	390
Civitas Resources
9.625%, 06/15/2033 (A)	210	227
8.375%, 07/01/2028 (A)	230	237
CNX Midstream Partners
4.750%, 04/15/2030 (A)	280	271
CNX Resources
7.250%, 03/01/2032 (A)	410	428
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	595	637
CQP Holdco
5.500%, 06/15/2031 (A)	689	682
Crescent Energy Finance
7.625%, 04/01/2032 (A)	165	160
7.375%, 01/15/2033 (A)	1,045	992
Delek Logistics Partners
8.625%, 03/15/2029 (A)	265	277
7.375%, 06/30/2033 (A)	625	638
Ecopetrol
6.875%, 04/29/2030	810	821
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy Transfer
7.125%, H15T5Y + 5.306%(B)(C)	$50	$51
Equities
7.500%, 06/01/2030	160	176
Excelerate Energy
8.000%, 05/15/2030 (A)	453	479
Expand Energy
4.750%, 02/01/2032	865	853
Genesis Energy
7.875%, 05/15/2032	465	485
7.750%, 02/01/2028	305	306
Global Partners
6.875%, 01/15/2029	355	360
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	390	412
6.625%, 01/15/2034 (A)	405	416
Kinetik Holdings
6.625%, 12/15/2028 (A)	150	154
5.875%, 06/15/2030 (A)	510	515
Kodiak Gas Services
7.250%, 02/15/2029 (A)	578	601
6.750%, 10/01/2035 (A)	210	216
6.500%, 10/01/2033 (A)	320	327
Matador Resources
6.875%, 04/15/2028 (A)	505	516
6.500%, 04/15/2032 (A)	245	249
6.250%, 04/15/2033 (A)	353	353
Murphy Oil
6.000%, 10/01/2032	261	261
NFE Financing MTN
12.000%, 11/15/2029 (A)(D)	327	94
Noble Finance II
8.000%, 04/15/2030 (A)	845	878
Northern Oil & Gas
7.875%, 10/15/2033 (A)	180	175
NuStar Logistics
6.375%, 10/01/2030	445	468
Occidental Petroleum
7.950%, 06/15/2039	600	705
7.150%, 05/15/2028	190	202
6.625%, 09/01/2030	650	700
4.400%, 08/15/2049	20	15
ONEOK
6.350%, 01/15/2031	305	327
Pan American Energy
8.500%, 04/30/2032 (A)	350	370
Permian Resources Operating
9.875%, 07/15/2031 (A)	296	318
7.000%, 01/15/2032 (A)	190	198
6.250%, 02/01/2033 (A)	265	272
Petroleos de Venezuela
6.000%, 05/16/2024 (D)	3,790	879
6.000%, 11/15/2026 (D)	1,110	264

196	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 04/12/2037 (D)	$130	$30
5.375%, 04/12/2027 (D)	2,570	596
Petroleos Mexicanos
7.690%, 01/23/2050	406	364
6.950%, 01/28/2060	207	169
6.840%, 01/23/2030	740	751
6.700%, 02/16/2032	70	70
5.950%, 01/28/2031	370	358
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	13
Plains All American Pipeline
8.223%, TSFR3M + 4.372%(B)(C)	560	562
Prairie Acquiror
9.000%, 08/01/2029 (A)	625	650
Puma International Financing
7.750%, 04/25/2029 (A)	350	361
Range Resources
8.250%, 01/15/2029	45	46
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	85	92
6.875%, 04/15/2040 (A)	55	57
6.750%, 03/15/2033 (A)	330	348
SESI
7.875%, 09/30/2030 (A)	55	54
SM Energy
7.000%, 08/01/2032 (A)	270	266
6.750%, 08/01/2029 (A)	170	171
Sunoco
7.875%, H15T5Y + 4.230%(A)(B)(C)	755	776
7.250%, 05/01/2032 (A)	215	227
6.250%, 07/01/2033 (A)	285	292
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	340	352
6.750%, 03/15/2034 (A)	285	285
6.000%, 12/31/2030 (A)	155	156
Tidewater
9.125%, 07/15/2030 (A)	625	671
TransMontaigne Partners
8.500%, 06/15/2030 (A)	960	969
Transocean International
8.750%, 02/15/2030 (A)	49	51
8.500%, 05/15/2031 (A)	115	114
8.250%, 05/15/2029 (A)	115	116
7.875%, 10/15/2032 (A)	160	167
USA Compression Partners
7.125%, 03/15/2029 (A)	415	429
6.250%, 10/01/2033 (A)	225	228
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	375	380
4.125%, 08/15/2031 (A)	445	405
3.875%, 11/01/2033 (A)	238	204
Venture Global LNG
9.875%, 02/01/2032 (A)	205	211
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.125%, 06/01/2028 (A)		$63	$64
7.000%, 01/15/2030 (A)		375	361
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (A)		330	338
6.500%, 01/15/2034 (A)		330	338
6.500%, 06/15/2034 (A)		245	251
6.125%, 12/15/2030 (A)		235	239
WBI Operating
6.500%, 10/15/2033 (A)		370	369
6.250%, 10/15/2030 (A)		425	427
Weatherford International
6.750%, 10/15/2033 (A)		300	307
Western Midstream Operating
7.250%, 04/01/2030 (A)		340	363
Wildfire Intermediate Holdings
7.500%, 10/15/2029 (A)		175	177

			35,266

Financials — 9.8%
Acrisure
8.250%, 02/01/2029 (A)		180	187
6.750%, 07/01/2032 (A)		255	263
6.000%, 08/01/2029 (A)		1,065	1,052
AG Issuer
6.250%, 03/01/2028 (A)		736	739
Alliant Holdings Intermediate
7.375%, 10/01/2032 (A)		410	425
Ally Financial
4.700%, H15T7Y + 3.481%(B)(C)		1,235	1,174
American International Group
3.400%, 06/30/2030		215	207
APH Somerset Investor 2
7.875%, 11/01/2029 (A)		720	727
Ardonagh Finco
6.875%, 02/15/2031	EUR	255	309
Ardonagh Group Finance
8.875%, 02/15/2032 (A)		$1,371	1,425
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)		300	282
Banco Mercantil del Norte
7.500%, H15T10Y + 5.470%(A)(B)(C)		570	589
Banco Santander
6.921%, 08/08/2033		600	665
3.306%, 06/27/2029		400	388
Bank of America
5.202%, SOFRRATE + 1.630%, 04/25/2029 (B)		995	1,021
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)		1,975	1,950
Bank of America MTN
5.015%, SOFRRATE + 2.160%, 07/22/2033 (B)		525	535

SEI Institutional Managed Trust	197

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays PLC
8.000%, H15T5Y + 5.431%(B)(C)	$930	$992
Belron UK Finance
5.750%, 10/15/2029 (A)	215	220
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(B)(C)	270	285
BPCE
4.625%, 09/12/2028 (A)	250	252
2.277%, SOFRRATE + 1.312%, 01/20/2032 (A)(B)	375	332
Broadstreet Partners Group
5.875%, 04/15/2029 (A)	790	789
Citigroup
6.625%, H15T5Y + 3.001%(B)(C)	845	859
4.910%, SOFRRATE + 2.086%, 05/24/2033 (B)	535	541
4.125%, 07/25/2028	1,360	1,360
Commerzbank MTN
7.500%, USISSO05 + 4.322%(B)(C)	600	630
Credit Acceptance
6.625%, 03/15/2030 (A)	380	381
Fidus Re
6.112%, T-BILL 1MO + 2.500%, 01/08/2037 (A)(B)	900	901
Focus Financial Partners
6.750%, 09/15/2031 (A)	917	943
Freedom Mortgage
6.625%, 01/15/2027 (A)	665	668
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	225	236
7.875%, 04/01/2033 (A)	55	57
Global Payments
5.550%, 11/15/2035	455	452
goeasy
6.875%, 02/15/2031 (A)	445	416
Howden UK Refinance
8.125%, 02/15/2032 (A)	780	805
HSBC Holdings
4.950%, 03/31/2030	226	232
HUB International
7.375%, 01/31/2032 (A)	280	294
Intercontinental Exchange
2.100%, 06/15/2030	750	690
Intesa Sanpaolo
7.800%, 11/28/2053 (A)	530	647
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	330	330
Jane Street Group
7.125%, 04/30/2031 (A)	290	305
6.125%, 11/01/2032 (A)	580	590
JPMorgan Chase
6.500%, H15T5Y + 2.152%(B)(C)	1,120	1,164
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.572%, SOFRRATE + 1.680%, 04/22/2036 (B)		$330	$346
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)		530	540
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)		230	217
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)		350	371
M&T Bank
5.053%, SOFRRATE + 1.850%, 01/27/2034 (B)		495	498
Mcclatchy Media
8.000%, 03/01/2028 (A)		1,154	1,165
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		1,195	1,193
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/2036 (B)		285	299
Morgan Stanley MTN
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)		815	833
4.889%, SOFRRATE + 2.076%, 07/20/2033 (B)		525	533
1.794%, SOFRRATE + 1.034%, 02/13/2032 (B)		585	514
Nationwide Building Society
3.960%, US0003M + 1.855%, 07/18/2030 (A)(B)		450	444
NatWest Group
4.500%, GUKG5 + 3.992%(B)(C)	GBP	760	990
Navient
9.375%, 07/25/2030		$395	439
5.500%, 03/15/2029		309	307
OneMain Finance
7.125%, 09/15/2032		820	852
6.750%, 09/15/2033		495	501
6.625%, 05/15/2029		400	414
Osaic Holdings
8.000%, 08/01/2033 (A)		14	14
6.750%, 08/01/2032 (A)		14	15
Oxford Finance
6.375%, 02/01/2027 (A)		310	310
PennyMac Financial Services
6.875%, 05/15/2032 (A)		405	424
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(B)(C)		1,260	1,281
Rocket
6.375%, 08/01/2033 (A)		280	292
6.125%, 08/01/2030 (A)		325	336
Rocket Mortgage
3.625%, 03/01/2029 (A)		340	328
Ryan Specialty
5.875%, 08/01/2032 (A)		310	317

198	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Starwood Property Trust
7.250%, 04/01/2029 (A)	$150	$159
6.500%, 07/01/2030 (A)	495	516
5.750%, 01/15/2031 (A)	365	369
State Street
6.700%, H15T5Y + 2.613%(B)(C)	100	104
Stonex Escrow Issuer
6.875%, 07/15/2032 (A)	190	197
StoneX Group
7.875%, 03/01/2031 (A)	420	446
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (B)	200	211
Truist Financial
6.669%, H15T5Y + 3.003%(B)(C)	1,025	1,028
UBS Group
7.750%, USISSO05 + 4.160%(A)(B)(C)	270	291
3.875%, H15T5Y + 3.098%(A)(B)(C)	1,232	1,223
3.869%, US0003M + 1.410%, 01/12/2029 (A)(B)	600	596
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	340	305
United Wholesale Mortgage
5.500%, 04/15/2029 (A)	421	418
USI
7.500%, 01/15/2032 (A)	215	225
UWM Holdings
6.250%, 03/15/2031 (A)	553	552
VFH Parent
7.500%, 06/15/2031 (A)	265	278
Walker & Dunlop
6.625%, 04/01/2033 (A)	250	256
Wells Fargo
7.625%, H15T5Y + 3.606%(B)(C)	500	533
6.850%, H15T5Y + 2.767%(B)(C)	425	444
Wells Fargo MTN
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)	1,155	1,173
Yapi ve Kredi Bankasi
9.250%, H15T5Y + 5.278%, 01/17/2034 (A)(B)	340	363

		50,769

Health Care — 2.5%
1261229 BC
10.000%, 04/15/2032 (A)	310	322
AdaptHealth
6.125%, 08/01/2028 (A)	445	448
5.125%, 03/01/2030 (A)	250	244
4.625%, 08/01/2029 (A)	190	184
Amgen Inc
5.250%, 03/02/2033	652	675
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amneal Pharmaceuticals
6.875%, 08/01/2032 (A)	$126	$133
AthenaHealth Group
6.500%, 02/15/2030 (A)	810	808
Bausch Health
5.000%, 01/30/2028 (A)	115	101
Bayer US Finance II
4.375%, 12/15/2028 (A)	300	300
Becton Dickinson
2.823%, 05/20/2030	585	551
CVS Health
4.300%, 03/25/2028	890	893
3.750%, 04/01/2030	550	537
DaVita
3.750%, 02/15/2031 (A)	714	660
Global Medical Response
7.375%, 10/01/2032 (A)	203	211
LifePoint Health
9.875%, 08/15/2030 (A)	290	312
5.375%, 01/15/2029 (A)	490	481
Medline Borrower
6.250%, 04/01/2029 (A)	115	119
5.250%, 10/01/2029 (A)	570	573
3.875%, 04/01/2029 (A)	420	410
Molina Healthcare
6.500%, 02/15/2031 (A)	475	488
6.250%, 01/15/2033 (A)	565	576
Perrigo Finance Unlimited
6.125%, 09/30/2032	155	151
Prime Healthcare Services
9.375%, 09/01/2029 (A)	290	304
Select Medical
6.250%, 12/01/2032 (A)	775	758
Sotera Health Holdings
7.375%, 06/01/2031 (A)	280	294
Team Health Holdings
13.500%cash/0% PIK, 06/30/2028 (A)	1,301	1,372
8.375%, 06/30/2028 (A)	154	156
Tenet Healthcare
6.125%, 06/15/2030	291	298
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	655	495

		12,854

Industrials — 5.0%
Adani Ports & Special Economic Zone
4.000%, 07/30/2027	1,825	1,792
Air Lease
4.125%, H15T5Y + 3.149%(B)(C)	435	425
American Airlines
5.750%, 04/20/2029 (A)	481	490

SEI Institutional Managed Trust	199

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American News
8.500%cash/0% PIK, 09/01/2026 (A)	$1,242	$1,399
Amsted Industries
6.375%, 03/15/2033 (A)	115	118
APi Group DE
4.125%, 07/15/2029 (A)	851	827
Arcosa
6.875%, 08/15/2032 (A)	115	121
4.375%, 04/15/2029 (A)	335	329
Avis Budget Car Rental
8.375%, 06/15/2032 (A)	180	186
Axon Enterprise
6.250%, 03/15/2033 (A)	180	187
6.125%, 03/15/2030 (A)	175	181
Beacon Mobility
7.250%, 08/01/2030 (A)	320	335
Boeing
5.805%, 05/01/2050	330	324
5.150%, 05/01/2030	140	144
3.450%, 11/01/2028	355	348
3.250%, 03/01/2028	395	388
Bombardier
7.000%, 06/01/2032 (A)	265	280
6.750%, 06/15/2033 (A)	30	32
CACI International
6.375%, 06/15/2033 (A)	220	228
CoreCivic
4.750%, 10/15/2027	535	532
Efesto Bidco Efesto US
7.500%, 02/15/2032 (A)	665	672
Garda World Security
8.375%, 11/15/2032 (A)	230	234
8.250%, 08/01/2032 (A)	185	188
7.750%, 02/15/2028 (A)	165	169
GFL Environmental
6.750%, 01/15/2031 (A)	195	205
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	300	320
5.625%, 06/01/2029 (A)	580	580
Herc Holdings
7.000%, 06/15/2030 (A)	380	400
Hertz
12.625%, 07/15/2029 (A)	203	205
Hillenbrand
6.250%, 02/15/2029	202	206
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)	555	582
Icahn Enterprises
10.000%, 11/15/2029 (A)	775	774
Johnson Controls International
4.900%, 12/01/2032	140	142
Luna 1.5 Sarl
12.000%, 07/01/2032 (A)	1,013	1,060
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Luna 2 5SARL
5.500%, 07/01/2032 (A)	EUR	224	$268
Madison IAQ
5.875%, 06/30/2029 (A)		$310	308
Mexico City Airport Trust
3.875%, 04/30/2028 (A)		1,190	1,164
MHP Lux
6.950%, 04/03/2026		984	954
MV24 Capital BV
6.748%, 06/01/2034		1,589	1,576
6.748%, 06/01/2034 (A)		139	138
OneSky Flight
8.875%, 12/15/2029 (A)		580	621
Otis Worldwide
2.565%, 02/15/2030		1,335	1,250
Rand Parent
8.500%, 02/15/2030 (A)		555	578
Regal Rexnord
6.300%, 02/15/2030		535	567
RXO
7.500%, 11/15/2027 (A)		340	347
Standard Building Solutions
6.500%, 08/15/2032 (A)		540	556
Standard Industries
4.375%, 07/15/2030 (A)		425	410
Terex
6.250%, 10/15/2032 (A)		190	195
TransDigm
7.125%, 12/01/2031 (A)		15	16
6.750%, 08/15/2028 (A)		355	361
6.625%, 03/01/2032 (A)		235	245
4.875%, 05/01/2029		449	448
4.625%, 01/15/2029		90	89
Veritiv Operating
10.500%, 11/30/2030 (A)		25	27
VistaJet Malta Finance
9.500%, 06/01/2028 (A)		283	293
7.875%, 05/01/2027 (A)		675	680
Waste Pro USA
7.000%, 02/01/2033 (A)		215	221
XPO
7.125%, 02/01/2032 (A)		255	268

			25,983

Information Technology — 3.0%
Ahead DB Holdings
6.625%, 05/01/2028 (A)		1,070	1,077
APLD ComputeCo
9.250%, 12/15/2030 (A)		565	554
Arches Buyer
6.125%, 12/01/2028 (A)		489	477
Broadcom
3.500%, 02/15/2041		495	403

200	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.469%, 04/15/2034		$165	$150
3.419%, 04/15/2033		1,080	1,000
3.187%, 11/15/2036 (A)		53	45
Castle US Holding
10.000%, 06/30/2031 (A)		1,214	182
Clarivate Science Holdings
4.875%, 07/01/2029 (A)		616	582
Cloud Software Group
8.250%, 06/30/2032 (A)		718	750
6.625%, 08/15/2033 (A)		35	35
CommScope
9.500%, 12/15/2031 (A)		295	298
CoreWeave
9.250%, 06/01/2030 (A)		735	684
9.000%, 02/01/2031 (A)		991	908
Dell International
5.300%, 10/01/2029		75	77
Diebold Nixdorf
7.750%, 03/31/2030 (A)		560	596
Elastic
4.125%, 07/15/2029 (A)		455	441
Gen Digital
6.250%, 04/01/2033 (A)		270	278
Imola Merger
4.750%, 05/15/2029 (A)		464	458
McAfee
7.375%, 02/15/2030 (A)		1,087	948
NXP BV
3.400%, 05/01/2030		215	207
Oracle
6.250%, 11/09/2032		2,035	2,121
2.950%, 04/01/2030		98	91
2.875%, 03/25/2031		510	458
Prosus MTN
4.027%, 08/03/2050 (A)		560	387
3.061%, 07/13/2031 (A)		300	273
Sprint Capital
8.750%, 03/15/2032		480	581
TeamSystem
3.500%, 02/15/2028 (A)	EUR	300	352
United Group BV
6.314%, EUR003M + 4.250%, 02/15/2031 (B)		215	254
4.625%, 08/15/2028 (A)		450	530
Virtusa
7.125%, 12/15/2028 (A)		$308	304

			15,501

Materials — 2.0%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	522
AngloGold Ashanti Holdings
3.750%, 10/01/2030		730	699
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Avient
7.125%, 08/01/2030 (A)	$335	$345
Axalta Coating Systems
3.375%, 02/15/2029 (A)	642	617
Celanese US Holdings
6.750%, 04/15/2033	155	154
6.500%, 04/15/2030	110	111
Chemours
8.000%, 01/15/2033 (A)	245	237
Cleveland-Cliffs
7.500%, 09/15/2031 (A)	175	185
6.875%, 11/01/2029 (A)	220	228
Huntsman International
4.500%, 05/01/2029	335	321
Ingevity
3.875%, 11/01/2028 (A)	485	472
Inversion Escrow Issuer
6.750%, 08/01/2032 (A)	550	548
Methanex US Operations
6.250%, 03/15/2032 (A)	290	299
Mineral Resources
7.000%, 04/01/2031 (A)	245	256
Newmont
3.250%, 05/13/2030	119	115
Novelis
6.875%, 01/30/2030 (A)	155	161
Olympus Water US Holding
7.250%, 06/15/2031 (A)	365	373
7.250%, 02/15/2033 (A)	1,215	1,221
Quikrete Holdings
6.750%, 03/01/2033 (A)	420	438
6.375%, 03/01/2032 (A)	385	401
Sasol Financing USA
5.500%, 03/18/2031	240	204
Scotts Miracle-Gro
4.000%, 04/01/2031	551	518
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	1,076	1,151
Solstice Advanced Materials
5.625%, 09/30/2033 (A)	75	76
Suzano Austria GmbH
3.125%, 01/15/2032	290	259
WR Grace Holdings
5.625%, 08/15/2029 (A)	445	424

		10,335

Real Estate — 0.7%
Agree
2.900%, 10/01/2030	165	154
Alexandria Real Estate Equities
3.375%, 08/15/2031	355	332
Anywhere Real Estate Group
5.750%, 01/15/2029 (A)	295	287

SEI Institutional Managed Trust	201

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CoStar Group
2.800%, 07/15/2030 (A)	$585	$536
DBR Land Holdings
6.250%, 12/01/2030 (A)	430	440
Essex Portfolio
3.000%, 01/15/2030	370	351
MPT Operating Partnership
8.500%, 02/15/2032 (A)	25	27
5.000%, 10/15/2027	255	246
Realty Income
2.850%, 12/15/2032	355	318
RHP Hotel Properties
6.500%, 06/15/2033 (A)	95	99
Service Properties Trust
0.000%, 09/30/2027 (A)(E)	45	41
XHR
4.875%, 06/01/2029 (A)	653	644

		3,475

Utilities — 1.2%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	115	114
Alpha Generation
6.250%, 01/15/2034 (A)	530	535
American Electric Power
2.300%, 03/01/2030	280	259
Berkshire Hathaway Energy
4.250%, 10/15/2050	165	132
California Buyer
6.375%, 02/15/2032 (A)	800	801
Eskom Holdings SOC MTN
6.350%, 08/10/2028	300	311
Lightning Power
7.250%, 08/15/2032 (A)	365	388
NextEra Energy Capital Holdings
6.500%, H15T5Y + 1.979%, 08/15/2055 (B)	415	437
6.375%, H15T5Y + 2.053%, 08/15/2055 (B)	280	289
NiSource
3.600%, 05/01/2030	50	49
NRG Energy
6.000%, 01/15/2036 (A)	410	415
5.750%, 07/15/2029 (A)	666	663
Sempra
3.400%, 02/01/2028	699	688
Southern California Edison
4.200%, 03/01/2029	420	418
Talen Energy Supply
6.500%, 02/01/2036 (A)	235	243
6.250%, 02/01/2034 (A)	235	240
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vistra Operations
6.875%, 04/15/2032 (A)	$190	$200

		6,182

Total Corporate Obligations
(Cost $215,084) ($ Thousands)		212,365

ASSET-BACKED SECURITIES — 13.8%

Automotive — 2.5%
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl E
7.917%, 05/17/2032(A)	474	485
Avis Budget Rental Car Funding AESOP, Ser 2025-2A, Cl D
7.430%, 10/20/2028(A)	1,000	1,022
Carmax Select Receivables Trust, Ser 2024-A, Cl D
6.270%, 12/16/2030	1,000	1,032
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl E
7.650%, 02/17/2032(A)	1,480	1,548
Exeter Select Automobile Receivables Trust, Ser 2025-2, Cl E
6.870%, 02/15/2033(A)	690	674
FCCU Auto Receivables Trust, Ser 2024-1A, Cl C
6.000%, 10/15/2030(A)	1,000	1,030
FCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.780%, 07/15/2032(A)	1,000	1,034
LAD Auto Receivables Trust, Ser 2024-2A, Cl D
6.370%, 10/15/2031(A)	1,200	1,237
Octane Receivables Trust, Ser 2024-2A, Cl C
5.900%, 07/20/2032(A)	1,000	1,022
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl D
5.780%, 09/15/2032(A)	685	699
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl E
8.408%, 12/15/2033(A)	639	653
SBNA Auto Receivables Trust, Ser 2025-SF1, Cl C
5.140%, 04/15/2031(A)	600	602
SCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.250%, 07/15/2032(A)	1,000	1,015
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl D
6.746%, 07/25/2031(A)	311	317

202	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Strike Acceptance Auto Funding Trust, Ser 2025-1A, Cl C
8.700%, 04/15/2032(A)	$500	$500

		12,870

Mortgage Related Securities — 1.5%
FIGRE Trust, Ser 2024-SL1, Cl M1
6.027%, 07/25/2053(A)(B)	985	1,008
FIGRE Trust, Ser 2025-HE1, Cl A
5.829%, 01/25/2055(A)(B)	402	409
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A1
6.290%, 05/25/2064(A)(B)	616	623
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A2
6.413%, 05/25/2064(A)(B)	1,000	1,015
Unlock HEA Trust, Ser 2024-1, Cl A
7.000%, 04/25/2039(A)	897	896
Unlock HEA Trust, Ser 2024-2, Cl B
7.500%, 10/25/2039(A)	500	500
Unlock HEA Trust, Ser 2024-2, Cl C
6.000%, 10/25/2039(A)	500	391
Vista Point Securitization Trust, Ser 2024-CES1, Cl M1
7.482%, 05/25/2054(A)(F)	1,000	1,020
Vista Point Securitization Trust, Ser 2025-CES2, Cl A1
5.601%, 08/25/2055(A)(B)	945	950
Vista Point Securitization Trust, Ser 2025-CES3, Cl A1
5.297%, 11/25/2055(A)(F)	297	297
Vista Point Securitization Trust, Ser 2025-CES3, Cl A2
5.447%, 11/25/2055(A)(F)	300	300
Vista Point Securitization Trust, Ser 2025-CES3, Cl A3
5.597%, 11/25/2055(A)(F)	300	300
		7,709

Other Asset-Backed Securities — 9.8%

Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/2029(A)	500	504
Affirm Master Trust, Ser 2025-2A, Cl B
5.060%, 07/15/2033(A)	600	604
AMMC CLO, Ser 2024-30A, Cl D
8.405%, TSFR3M + 4.500%, 01/15/2037(A)(B)	250	250
Bayview Opportunity Master Fund VII, Ser 2024-EDU1, Cl C
5.674%, SOFR30A + 1.800%, 06/25/2047(A)(B)	898	897
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Birch Grove CLO, Ser 2024-19A, Cl D1RR
7.732%, TSFR3M + 3.850%, 07/17/2037(A)(B)	$220	$221
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl C
6.380%, 01/15/2031(A)	1,250	1,274
Capital Automotive REIT, Ser 2024-2A, Cl A2
5.250%, 05/15/2054(A)	981	979
CARS-DB7, Ser 2023-1A, Cl B
7.750%, 09/15/2053(A)	1,300	1,310
CIFC Funding, Ser 2024-3A, Cl D1R
7.584%, TSFR3M + 3.700%, 04/20/2037(A)(B)	210	211
CLI Funding VIII, Ser 2025-R, Cl A
6.610%, 06/21/2050(A)	892	887
College Ave Student Loans 2018-A, Ser 2018-A, Cl C
5.500%, 12/26/2047(A)	765	762
College Ave Student Loans, Ser 2024-B, Cl B
6.080%, 08/25/2054(A)	1,000	1,028
Commonbond Student Loan Trust, Ser 2020-1, Cl B
2.820%, 10/25/2051(A)	703	630
Commonbond Student Loan Trust, Ser 2021-BGS, Cl B
1.640%, 09/25/2051(A)	1,151	948
CQS US CLO, Ser 2024-1A, Cl D1R
7.284%, TSFR3M + 3.400%, 01/20/2035(A)(B)	1,850	1,842
Foundation Finance Trust, Ser 2021-1A, Cl D
4.960%, 05/15/2041(A)	1,012	1,006
Foundation Finance Trust, Ser 2024-1A, Cl D
8.130%, 12/15/2049(A)	786	826
Frontier Issuer, Ser 2023-1, Cl B
8.300%, 08/20/2053(A)	500	509
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/2054(A)	1,000	1,031
Frontier Issuer, Ser 2024-1, Cl B
7.020%, 06/20/2054(A)	1,000	1,042
GBX Leasing, Ser 2023-1A, Cl A
6.420%, 11/20/2053(A)	961	992
Goddard Funding, Ser 2024-1A, Cl A2
6.834%, 10/30/2054(A)	990	1,014
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl B
6.380%, 10/20/2046(A)	421	429
GoodLeap Home Improvement Solutions Trust, Ser 2025-1A, Cl A
5.380%, 02/20/2049(A)	356	361
GreenSky Home Improvement Issuer Trust, Ser 2025-2A, Cl E
7.790%, 06/25/2060(A)	1,000	1,017

SEI Institutional Managed Trust	203

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GreenSky Home Improvement Trust, Ser 2024-1, Cl D
7.330%, 06/25/2059(A)	$827	$856
GreenSky Home Improvement Trust, Ser 2024-1, Cl E
9.000%, 06/25/2059(A)	827	862
Hayfin US XV, Ser 2024-15A, Cl D1
8.119%, TSFR3M + 4.260%, 04/28/2037(A)(B)	300	302
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/2038(A)	552	560
Hilton Grand Vacations Trust, Ser 2024-2A, Cl D
6.910%, 03/25/2038(A)	552	567
Hilton Grand Vacations Trust, Ser 2024-3A, Cl C
5.710%, 08/27/2040(A)	935	948
HINNT, Ser 2024-A, Cl D
7.000%, 03/15/2043(A)	462	462
HINNT, Ser 2025-A, Cl D
8.220%, 03/15/2044(A)	506	513
Lmdv Issuer, Ser 2025-1A, Cl B
5.900%, 12/15/2055(A)	500	502
Lmdv Issuer, Ser 2025-1A, Cl C
7.880%, 12/15/2055(A)	1,000	1,000
Mariner Finance Issuance Trust, Ser 2024-AA, Cl C
6.000%, 09/22/2036(A)	1,000	1,021
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
6.770%, 09/22/2036(A)	1,000	1,025
Marlette Funding Trust, Ser 2024-1A, Cl B
6.070%, 07/17/2034(A)	660	664
MetroNet Infrastructure Issuer, Ser 2025-4A, Cl A2
5.163%, 12/20/2055(A)	200	200
Mosaic Solar Loan Trust, Ser 2025-1A, Cl B
7.120%, 08/22/2050(A)	420	420
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl B
2.690%, 07/15/2069(A)	320	277
Navient Private Education Refi Loan Trust, Ser 2024-A, Cl B
6.070%, 10/15/2072(A)	1,000	1,021
Navient Refinance Loan Trust, Ser 2025-A, Cl C
6.140%, 02/16/2055(A)	1,000	1,021
Nelnet Student Loan Trust, Ser 2025-CA, Cl C
5.150%, 06/22/2065(A)	1,000	996
New Economy Assets - Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061(A)	750	626
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050(A)	$782	$711
Oxford Finance Credit Fund III, Ser 2024-A, Cl A2
6.675%, 01/14/2032(A)	400	407
Pagaya AI Debt Grantor Trust, Ser 2024-10, Cl E
10.412%, 06/15/2032(A)	774	797
Pagaya AI Debt Trust, Ser 2023-8, Cl B
7.958%, 06/16/2031(A)	309	316
Palmer Square Loan Funding, Ser 2024-3A, Cl CR
6.905%, TSFR3M + 3.000%, 04/15/2031(A)(B)	430	432
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054(A)	988	1,004
PVOne, Ser 2023-1A, Cl A
7.250%, 07/16/2035(A)	96	96
Reach ABS Trust, Ser 2025-1A, Cl B
5.340%, 08/16/2032(A)	500	507
Retained Vantage Data Centers Issuer, Ser 2024-1A, Cl B
5.775%, 09/15/2049(A)	1,000	994
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl C
5.830%, 06/20/2041(A)	436	443
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl D
7.480%, 06/20/2041(A)	218	221
Sierra Timeshare Receivables Funding, Ser 2025-2A, Cl D
6.790%, 04/20/2044(A)	759	763
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	234	213
SMB Private Education Loan Trust, Ser 2024-F, Cl B
5.730%, 03/16/2054(A)	1,000	1,002
SoFi Professional Loan Program Trust, Ser 2020-A, Cl BFX
3.120%, 05/15/2046(A)	360	323
Stack Infrastructure Issuer, Ser 2023-2A, Cl A2
5.900%, 07/25/2048(A)	500	503
Store Master Funding I-VII XIV XIX XX XXIV, Ser 2023-1A, Cl A2
6.920%, 06/20/2053(A)	1,086	1,092
Stream Innovations Issuer Trust, Ser 2024-1A, Cl A
6.270%, 07/15/2044(A)	638	664

204	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Stream Innovations Issuer Trust, Ser 2024-2A, Cl B
6.340%, 02/15/2045(A)	$493	$507
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/2051(A)	903	897
Tenet Equity Funding, Ser 2024-1A, Cl A1
5.490%, 10/20/2054(A)	499	505
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl C
6.250%, 06/21/2050(A)	750	750
Thor, Ser 2024-A, Cl B
5.710%, 08/15/2041(A)	218	218
Thor, Ser 2024-A, Cl C
7.660%, 08/15/2041(A)	218	219
Trinity Rail Leasing, Ser 2019-1A, Cl A
3.820%, 04/17/2049(A)	727	725
Uniti Fiber Abs Issuer, Ser 2025-1A, Cl A2
5.877%, 04/20/2055(A)	500	511
USQ Rail I, Ser 2021-1A, Cl A
2.250%, 02/28/2051(A)	797	757
VERTICAL BRIDGE CC, Ser 2025-1A, Cl A
5.163%, 08/16/2055(A)	1,000	1,002
		50,996

Total Asset-Backed Securities
(Cost $70,609) ($ Thousands)		71,575

	Shares
COMMON STOCK — 11.5%

Communication Services — 0.9%
Comcast Corp, Cl A	72,171	2,157
iHeartMedia Inc *	168,843	703
Verizon Communications Inc	44,761	1,823
		4,683

Consumer Discretionary — 0.2%
Best Buy Co Inc	11,005	737
H&R Block Inc	5,723	249
McDonald’s Corp	1,109	339
		1,325

Consumer Staples — 3.2%
Altria Group Inc	45,904	2,647
Cal-Maine Foods Inc	2,383	189
Clorox Co/The	6,476	653
Coca-Cola Co/The	28,995	2,027
Conagra Brands Inc	24,905	431
Flowers Foods Inc	10,839	118
General Mills Inc	20,018	931
Hormel Foods Corp	16,954	402
Kimberly-Clark Corp	17,309	1,746
Mondelez International Inc, Cl A	30,425	1,638
PepsiCo Inc	13,727	1,970
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philip Morris International Inc	12,984	$2,083
Procter & Gamble Co/The	12,958	1,857
		16,692

Energy — 0.7%
Chevron Corp	9,666	1,473
Exxon Mobil Corp	12,126	1,459
Hess Midstream LP, Cl A	5,348	185
International Seaways Inc	1,872	91
Noble Corp PLC	7,982	225
		3,433

Financials — 2.1%
American Financial Group Inc/OH	4,029	551
Artisan Partners Asset Management Inc, Cl A	3,559	145
Bank OZK	5,526	254
CME Group Inc, Cl A	7,389	2,018
Cullen/Frost Bankers Inc	997	126
Fifth Third Bancorp	34,818	1,630
Franklin Resources Inc	13,287	317
M&T Bank Corp	8,373	1,687
OneMain Holdings Inc, Cl A	5,990	405
Prosperity Bancshares Inc	1,258	87
Regions Financial Corp	49,458	1,340
State Street	5,693	734
T Rowe Price Group Inc	12,964	1,327
Western Union Co/The	18,136	169
Yeoman Capital S.A. *	14,712	103
		10,893

Health Care — 2.9%
AbbVie Inc	9,076	2,074
Amgen Inc, Cl A	5,557	1,819
Bristol-Myers Squibb Co	43,007	2,320
Johnson & Johnson	12,772	2,643
Medtronic PLC	17,478	1,679
Merck & Co Inc	19,295	2,031
Pfizer Inc	93,560	2,329
		14,895

Industrials — 0.7%
Illinois Tool Works Inc	417	103
MSC Industrial Direct Co Inc, Cl A	2,443	205
Paychex Inc	17,075	1,915
Robert Half Inc	5,971	162
Snap-on Inc	2,748	947
Watsco Inc	687	232
		3,564

Materials — 0.0%
Arctic Canadian Diamond Company Ltd *(G)	824	16

Real Estate — 0.8%
CareTrust REIT Inc ‡	10,219	370
EastGroup Properties Inc ‡	2,583	460

SEI Institutional Managed Trust	205

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Essential Properties Realty Trust Inc ‡	8,712	$258
Gaming and Leisure Properties Inc ‡	14,040	628
Host Hotels & Resorts Inc ‡	38,699	686
VICI Properties Inc, Cl A ‡	53,843	1,514
		3,916

Total Common Stock
(Cost $55,166) ($ Thousands)		59,417

FOREIGN COMMON STOCK — 9.6%

Canada — 0.9%
Consumer Discretionary — 0.2%
Restaurant Brands International Inc	16,236	1,109

Energy — 0.6%
Canadian Natural Resources Ltd	49,008	1,662
Pembina Pipeline Corp, Cl Common Subs. Receipt	30,275	1,155
Peyto Exploration & Development Corp, Cl Common Subs. Receipt	10,308	171
		2,988

Financials — 0.1%
Great-West Lifeco Inc, Cl Common Subs. Receipt	14,862	734
Total Canada		4,831

China — 0.2%
Financials — 0.2%
BOC Hong Kong Holdings Ltd	200,445	1,017

France — 0.4%
Consumer Discretionary — 0.0%
FDJ UNITED	5,369	149

Energy — 0.2%
Gaztransport Et Technigaz SA	1,884	345
TotalEnergies SE	7,073	461
		806

Health Care — 0.2%
Sanofi SA	12,140	1,174

Utilities — 0.0%
Rubis SCA	4,132	155

Total France		2,284
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)

Germany — 0.1%
Communication Services — 0.1%
Freenet AG	7,110	$245

Hong Kong — 0.3%
Communication Services — 0.1%
HKT Trust & HKT Ltd	197,586	293

Consumer Discretionary — 0.0%
Bosideng International Holdings Ltd	183,920	105

Consumer Staples — 0.1%
WH Group Ltd	482,156	537

Financials — 0.1%
China CITIC Bank Corp Ltd, Cl H	489,770	437

Industrials — 0.0%
SITC International Holdings Co Ltd	71,531	256

Total Hong Kong		1,628

India — 1.1%
Consumer Staples — 0.2%
ITC Ltd	179,274	804

Information Technology — 0.9%
HCL Technologies Ltd	50,333	910
Infosys Ltd	117,240	2,111
Tata Consultancy Services Ltd	47,182	1,686

		4,707

Total India		5,511

Indonesia — 0.4%
Communication Services — 0.1%
Telkom Indonesia Persero Tbk PT	2,702,081	565

Financials — 0.2%
Bank Mandiri Persero Tbk PT	1	—
Bank Rakyat Indonesia Persero Tbk PT	4,111,762	901
		901

Industrials — 0.1%
Astra International Tbk PT	1,144,073	459

Total Indonesia		1,925

206	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)

Italy — 0.9%
Energy — 0.1%
Tenaris SA	19,865	$383

Financials — 0.8%
FinecoBank Banca Fineco SpA	33,916	878
Intesa Sanpaolo SpA	265,665	1,835
Poste Italiane SpA	28,394	712
Unipol Assicurazioni SpA	22,332	536

		3,961

Utilities — 0.0%
Italgas SpA	25,503	284

Total Italy		4,628

Japan — 0.5%
Consumer Discretionary — 0.1%
Sankyo Co Ltd	9,715	158
USS Co Ltd	22,224	243
ZOZO Inc	21,653	178

		579

Health Care — 0.0%
Ono Pharmaceutical Co Ltd	20,404	282

Industrials — 0.1%
COMSYS Holdings Corp	6,029	176
Kamigumi Co Ltd	4,560	147

		323

Materials — 0.1%
Nissan Chemical Corp	6,572	226
Yamato Kogyo Co Ltd	1,949	133

		359

Real Estate — 0.2%
Industrial & Infrastructure Fund Investment Corp ‡	131	128
Invincible Investment Corp ‡	399	164
Japan Hotel REIT Investment Corp ‡	211	110
Japan Real Estate Investment Corp ‡	134	112
KDX Realty Investment Corp ‡	220	247
United Urban Investment Corp ‡	157	183

		944

Total Japan		2,487

Malaysia — 0.4%
Consumer Discretionary — 0.0%
Petronas Dagangan Bhd	15,538	76
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)

Financials — 0.3%
Hong Leong Bank Bhd	35,477	$194
Malayan Banking Bhd	284,010	733
Public Bank Bhd	678,626	759

		1,686
Utilities — 0.1%
Petronas Gas Bhd	43,248	193

Total Malaysia		1,955

Netherlands — 0.3%
Communication Services — 0.2%
Koninklijke KPN NV	209,198	977

Financials — 0.1%
ASR Nederland NV	8,665	616

Total Netherlands		1,593

Singapore — 1.1%
Consumer Discretionary — 0.1%
Genting Singapore Ltd	336,507	189

Financials — 1.0%
DBS Group Holdings Ltd	62,482	2,736
Oversea-Chinese Banking Corp Ltd	167,433	2,571

		5,307

Information Technology — 0.0%
Venture Corp Ltd	15,875	187

Total Singapore		5,683

Spain — 0.2%
Industrials — 0.2%
Aena SME SA	38,630	1,079
Logista Integral SA	3,662	129

		1,208

Sweden — 0.5%
Financials — 0.5%
Svenska Handelsbanken AB, Cl A	76,084	1,101
Swedbank AB, Cl A	46,588	1,614

		2,715

Switzerland — 0.5%
Health Care — 0.5%
Novartis AG	16,953	2,336

SEI Institutional Managed Trust	207

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)

Taiwan — 0.6%
Communication Services — 0.3%
Chunghwa Telecom Co Ltd	204,369	$850
Far EasTone Telecommunications Co Ltd	81,995	230
International Games System Co Ltd	11,760	270
Taiwan Mobile Co Ltd	93,413	322

		1,672
Financials — 0.1%
CTBC Financial Holding Co Ltd	247,243	395

Information Technology — 0.2%
Catcher Technology Co Ltd	33,404	221
Chicony Electronics Co Ltd	31,717	118
MediaTek Inc	20,026	909

		1,248

Total Taiwan		3,315

United Kingdom — 1.2%
Communication Services — 0.0%
Cineworld Group PLC *	6,900	130

Consumer Discretionary — 0.1%
Dunelm Group PLC	6,416	98
Games Workshop Group PLC	1,821	462

		560

Consumer Staples — 0.3%
Imperial Brands PLC	37,503	1,571

Financials — 0.3%
Admiral Group PLC	13,898	593
AJ Bell PLC	18,618	111
Lancashire Holdings Ltd	12,145	105
Man Group PLC/Jersey	64,717	198
OSB Group PLC	22,742	194
Schroders PLC	45,634	249

		1,450

Health Care — 0.4%
GSK PLC	92,669	2,267

Real Estate — 0.1%
LondonMetric Property PLC ‡	111,731	284

Total United Kingdom		6,262

Total Foreign Common Stock
(Cost $39,352) ($ Thousands)		49,623
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 8.6%

Agency Mortgage-Backed Obligations — 0.4%
FHLMC
6.000%, 12/01/2052	$53	$56
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	425	91
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
1.611%, 05/25/2045(B)	985	78
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
2.161%, 01/25/2048(B)	689	81
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
2.751%, 01/16/2040(B)	757	88
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
2.202%, 08/20/2043(B)	82	8
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	929	155
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	521	84
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	190	25
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
1.812%, 07/20/2047(B)	833	80
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
2.352%, 09/20/2048(B)	226	27
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
2.352%, 09/20/2048(B)	323	39
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
2.352%, 09/20/2048(B)	1,035	122
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
2.352%, 05/20/2048(B)	960	114
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
1.852%, 01/20/2048(B)	1,851	221
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
2.202%, 01/20/2049(B)	169	20
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
2.252%, 09/20/2049(B)	452	53
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
2.252%, 09/20/2049(B)	590	68
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	1,509	279
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
2.202%, 01/20/2049(B)	135	15
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
2.252%, 06/20/2049(B)	106	11
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	557	122

		1,837

Non-Agency Mortgage-Backed Obligations — 8.2%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
5.615%, TSFR1M + 1.836%, 09/15/2034(A)(B)	280	277

208	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BAHA Trust, Ser 2024-MAR, Cl B
6.841%, 12/10/2041(A)(B)	$1,000	$1,047
Banc of America Commercial Mortgage Trust, Ser 2015-UBS7, Cl AS
3.989%, 09/15/2048(B)	207	206
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
4.670%, TSFR1M + 0.919%, 03/15/2037(A)(B)	1,100	1,041
BHMS Commercial Mortgage Trust, Ser 2025-ATLS, Cl A
5.600%, TSFR1M + 1.850%, 08/15/2042(A)(B)	800	803
BRAVO Residential Funding Trust, Ser 2022-NQM2, Cl A1
4.272%, 11/25/2061(A)(B)	728	730
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl C
6.340%, TSFR1M + 2.590%, 08/15/2041(A)(B)	936	943
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl B
5.899%, 08/13/2041(A)(B)	1,000	1,007
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl C
6.626%, 08/13/2041(A)(B)	1,000	1,018
CAFL Issuer, Ser 2023-RTL1, Cl A1
7.553%, 12/28/2030(A)(F)	520	520
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl A3
5.746%, 09/25/2069(A)(F)	586	589
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl M1
5.924%, 09/25/2069(A)(B)	750	754
COLT Mortgage Loan Trust, Ser 2025-1, Cl M1
6.631%, 01/25/2070(A)(B)	750	764
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
8.089%, SOFR30A + 4.214%, 07/25/2039(A)(B)	364	369
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
6.624%, SOFR30A + 2.750%, 12/25/2041(A)(B)	680	690
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
6.874%, SOFR30A + 3.000%, 04/25/2042(A)(B)	386	395
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.063%, 05/25/2065(A)(B)	600	599
ELM Trust, Ser 2024-ELM, Cl B15
5.995%, 06/10/2039(A)(B)	1,000	1,005
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
ELM Trust, Ser 2024-ELM, Cl C15
6.189%, 06/10/2039(A)(B)	$1,000	$1,005
ELM Trust, Ser 2024-ELM, Cl D15
6.674%, 06/10/2039(A)(B)	1,000	1,002
GCAT Trust, Ser 2024-INV2, Cl A14
6.000%, 06/25/2054(A)(B)	635	643
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl A
6.164%, 10/25/2056	874	895
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl M1
6.560%, 10/25/2056(B)	901	919
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M3
7.129%, 06/25/2057(B)	296	306
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M4
9.044%, 06/25/2057(B)	988	1,019
HOMES Trust, Ser 2025-AFC1, Cl A1
5.727%, 01/25/2060(A)(F)	410	415
Houston Galleria Mall Trust, Ser 2025-HGLR, Cl A
5.462%, 02/05/2045(A)(B)	450	466
Hudson Yards Mortgage Trust, Ser 2025-SPRL, Cl D
6.340%, 01/13/2040(A)(B)	350	364
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl A2
5.040%, 06/25/2067(A)(F)	695	693
IRV Trust, Ser 2025-200P, Cl A
5.295%, 03/14/2047(A)(B)	800	821
IRV Trust, Ser 2025-200P, Cl D
6.166%, 03/14/2047(A)(B)	250	255
JP Morgan Mortgage Trust, Ser 2024-5, Cl A9A
6.000%, 11/25/2054(A)(B)	596	604
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl C
7.018%, 12/15/2056(B)	290	306
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
5.442%, TSFR1M + 1.692%, 02/15/2042(A)(B)	550	549
OBX Trust, Ser 2024-NQM16, Cl A3
5.885%, 10/25/2064(A)(F)	691	698
OBX Trust, Ser 2024-NQM17, Cl A2
5.863%, 11/25/2064(A)(F)	752	760
OBX Trust, Ser 2024-NQM8, Cl A2
6.436%, 05/25/2064(A)(F)	618	624
OBX Trust, Ser 2024-NQM8, Cl A3
6.588%, 05/25/2064(A)(F)	618	624
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(F)	165	165

SEI Institutional Managed Trust	209

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PRKCM Trust, Ser 2024-HOME1, Cl A3
6.785%, 05/25/2059(A)(F)	$637	$647
PRKCM Trust, Ser 2024-HOME1, Cl B1
7.755%, 05/25/2059(A)(B)	1,000	1,017
PRKCM Trust, Ser 2024-HOME1, Cl M1
6.861%, 05/25/2059(A)(B)	1,000	1,013
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(A)	1,050	1,079
ROCK Trust, Ser 2024-CNTR, Cl D
7.109%, 11/13/2041(A)	650	681
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(B)	702	681
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(B)	640	623
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(B)	320	298
Starwood Mortgage Residential Trust, Ser 2022-3, Cl A1
4.161%, 03/25/2067(A)(B)	728	726
SUA, Ser 2025-1, Cl A
5.875%, 05/25/2040(A)	500	505
TPG Trust, Ser 2024-WLSC, Cl A
5.883%, TSFR1M + 2.133%, 11/15/2029(A)(B)	400	400
TPG Trust, Ser 2024-WLSC, Cl B
6.680%, TSFR1M + 2.930%, 11/15/2029(A)(B)	200	199
UBS Commercial Mortgage Trust, Ser 2017-C2, Cl AS
3.740%, 08/15/2050(B)	603	591
US Bank C&I Credit-Linked Notes Series, Ser 2025-SUP2, Cl E
7.574%, SOFR30A + 3.700%, 09/25/2032(A)(B)	919	917
US Bank, Ser 2025-SUP1, Cl D
6.574%, SOFR30A + 2.700%, 02/25/2032(A)(B)	646	643
VCC Trust, Ser 2025-MC1, Cl A1
8.163%, 05/25/2055(A)(F)	776	773
Velocity Commercial Capital Loan Trust, Ser 2019-3, Cl M5
4.730%, 10/25/2049(A)(B)	1,046	927
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M1
6.870%, 06/25/2054(A)(B)	799	816
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M2
7.230%, 06/25/2054(A)(B)	991	1,013
Verus Securitization Trust, Ser 2023-8, Cl A3
6.968%, 12/25/2068(A)(F)	174	176
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2024-1, Cl A3
6.118%, 01/25/2069(A)(F)	$361	$363
Verus Securitization Trust, Ser 2024-4, Cl A2
6.572%, 06/25/2069(A)(F)	642	650
Verus Securitization Trust, Ser 2024-4, Cl A3
6.674%, 06/25/2069(A)(F)	642	649
Verus Securitization Trust, Ser 2024-4, Cl B1
7.643%, 06/25/2069(A)(B)	360	365
Verus Securitization Trust, Ser 2024-INV2, Cl M1
5.787%, 08/26/2069(A)(B)	1,000	1,005

		42,647

Total Mortgage-Backed Securities
(Cost $43,693) ($ Thousands)		44,484

LOAN PARTICIPATIONS — 8.0%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 07/30/2031 (B)	842	845
AL GCX Holdings, LLC, Initial Term Loan, 1st Lien
5.981%, CME Term SOFR + 2.250%, 12/17/2032 (B)(H)	175	175
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 09/19/2031 (B)	622	623
AmWINS Group, Inc., Initial Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 01/30/2032 (B)	1,269	1,272
Ankura Consulting Group, LLC, Repricing Term Loan, 1st Lien
7.365%, CME Term SOFR + 3.500%, 12/29/2031 (B)	1,134	1,106
Arcis Golf LLC, 2025 Refinancing Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 11/24/2028 (B)	679	680
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
4.258%, 06/30/2026 (G)	835	634
Audacy Capital, LLC
10.439%, 10/01/2029	10	34
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 1st Lien
6.966%, CME Term SOFR + 3.250%, 12/11/2030 (B)	1,489	1,471

210	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Belron Finance 2019 LLC, 2031 Dollar Term Loan, 1st Lien
6.120%, CME Term SOFR + 2.250%, 10/16/2031 (B)	$1,244	$1,250
Bleriot US Bidco Inc., 2024 Term Loan, 1st Lien
6.172%, CME Term SOFR + 2.500%, 10/31/2030 (B)	222	223
Broadstreet Partners, Inc., 2025 Tranche B Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 06/13/2031 (B)	150	150
Chariot Buyer LLC, Refinancing Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 09/08/2032 (B)	553	554
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 01/28/2032 (B)	950	954
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1st Lien
6.891%, CME Term SOFR + 3.175%, 04/13/2029 (B)	1,250	1,250
ConnectWise, LLC, Initial Term Loan, 1st Lien
7.434%, CME Term SOFR + 3.500%, 09/29/2028 (B)	1,244	1,220
Crown Finance US, Inc., First Amendment Term Loan
8.343%, CME Term SOFR + 4.500%, 12/02/2031 (B)	596	586
Deep Blue Operating I LLC, Initial Term Loan, 1st Lien
6.593%, CME Term SOFR + 2.750%, 10/01/2032 (B)	725	727
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 1st Lien
7.466%, CME Term SOFR + 3.750%, 07/09/2032 (B)	948	948
Diamond Sports Group LLC
12.000%, 01/02/2028	1	2
Diamond Sports Net, LLC, Term Loan, 1st Lien
15.000%, 01/02/2028	23	8
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.102%, CME Term SOFR + 5.000%, 08/02/2027 (B)	37	37
Discovery Energy Holding Corporation, Initial Dollar Term Loan, 1st Lien
7.422%, CME Term SOFR + 3.750%, 05/01/2031 (B)	390	392
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Doosan Bobcat North America, Inc., Tranche B Term Loan, 1st Lien
5.672%, CME Term SOFR + 2.000%, 04/20/2029 (B)	$85	$85
DS Admiral Bidco, LLC, Initial Term Loan, 1st Lien
7.922%, CME Term SOFR + 4.250%, 06/26/2031 (B)	382	375
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 10/31/2031 (B)	863	866
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
5.716%, CME Term SOFR + 2.000%, 10/31/2031 (B)	328	329
Edelman Financial Engines Center, LLC, The, 2024-2 Refinancing Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 04/07/2028 (B)	1,244	1,249
Engineered Machinery Holdings, Inc., 2025 EUR Incremental Term Loan, 1st Lien
5.519%, EURIBOR + 3.500%, 11/26/2032 (B)	312	369
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 11/26/2032 (B)	696	700
First Brands Group, LLC, 2021 Term Loan, 1st Lien
10.987%, CME Term SOFR + 7.000%, 03/30/2027 (B)	413	1
First Brands Group, LLC, 2021 Term Loan, 2nd Lien
14.487%, CME Term SOFR + 10.500%, 03/30/2028 (B)	1,258	1
First Brands Group, LLC, 2022-II Incremental Term Loan, 1st Lien
10.987%, CME Term SOFR + 7.000%, 03/30/2027 (B)	88	—
First Brands Group, LLC, DIP Term Loan (USD), 1st Lien
5.393%, CME Term SOFR + 1.550%, 06/29/2026 (B)(H)	123	22
First Brands Group, LLC, Roll-Up Loan (USD), 1st Lien
10.843%, CME Term SOFR + 7.000%, 06/29/2026 (B)	162	2
Harbor Freight Tools USA, Inc., Replacement Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 06/11/2031 (B)	348	344

SEI Institutional Managed Trust	211

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, 1st Lien
7.590%, CME Term SOFR + 3.750%, 02/15/2029 (B)	$622	$626
IRB Holding Corp., 2025 Replacement Term B Loan, 1st Lien
6.216%, CME Term SOFR + 2.500%, 12/15/2030 (B)	796	797
ISolved, Inc., Term B-3 Loan
6.666%, CME Term SOFR + 2.750%, 10/15/2030 (B)	316	317
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
5.822%, CME Term SOFR + 2.000%, 12/15/2031 (B)	990	984
Kaseya Inc., Initial Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 03/20/2032 (B)	796	796
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan, 1st Lien
7.373%, CME Term SOFR + 3.500%, 12/02/2031 (B)	463	465
Madison IAQ LLC, 2025 Repriced Incremental Term Loan, 1st Lien
6.637%, CME Term SOFR + 2.750%, 11/08/2032 (B)	1,084	1,090
Mavis Tire Express Services Topco, Corp., Initial Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 05/04/2028 (B)	945	948
NRG Energy, Inc., 2024 New Term Loan, 1st Lien
5.593%, CME Term SOFR + 1.750%, 04/16/2031 (B)	1,485	1,488
Opal Bidco SAS, Facility B4, 1st Lien
6.686%, CME Term SOFR + 3.000%, 04/28/2032 (B)	475	478
Oryx Midstream Services Permian Basin LLC, 2025 Refinancing Term Loan, 1st Lien
5.977%, CME Term SOFR + 2.250%, 10/05/2028 (B)	1,567	1,573
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
6.854%, CME Term SOFR + 3.000%, 07/31/2028 (B)	1,095	1,096
PEX Holdings LLC, Term Loan, 1st Lien
6.422%, CME Term SOFR + 2.750%, 11/26/2031 (B)	572	572
Pitney Bowes, Inc., Tranche B Term Loan
7.666%, CME Term SOFR + 3.750%, 03/19/2032 (B)	821	815
Description	Face Amount (Thousands)		Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Plano Holdco, Inc., Closing Date Term Loan, 1st Lien
7.172%, CME Term SOFR + 3.500%, 10/02/2031 (B)		$597	$578
Prairie Acquiror LP, Initial Term B-4 Loan, 1st Lien
7.466%, CME Term SOFR + 3.750%, 08/01/2029 (B)		817	821
Pre-Paid Legal Services, Inc., Initial Term Loan, 1st Lien
6.966%, CME Term SOFR + 3.250%, 12/15/2028 (B)		945	912
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.966%, CME Term SOFR + 2.250%, 02/10/2032 (B)		945	948
Sazerac Company, Inc., Incremental Term B-1 Loan Retired 01/12/2026, 1st Lien
6.280%, CME Term SOFR + 2.500%, 07/09/2032 (B)		500	500
Signature Aviation US Holdings, Inc., Incremental Term B-2 Facility, 1st Lien
6.590%, CME Term SOFR + 2.750%, 07/01/2031 (B)		1,517	1,524
SPX Flow, Inc., 2025 Term Loan, 1st Lien
6.466%, CME Term SOFR + 2.750%, 04/05/2029 (B)		1,250	1,253
TRC Companies LLC, 2025 Refinancing Term Loan, 1st Lien
6.716%, CME Term SOFR + 3.000%, 12/08/2028 (B)		1,148	1,151
USI, Inc., Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.250%, 11/21/2029 (B)		1,269	1,271
Virtusa Corporation, Term B-2 Loan, 1st Lien
7.166%, 02/15/2029 (B)		892	893

Total Loan Participations
(Cost $43,777) ($ Thousands)			41,380

SOVEREIGN DEBT — 2.6%
Angolan Government International Bond
9.125%, 11/26/2049(A)		740	635
8.750%, 04/14/2032(A)		210	205
Argentine Republic Government International Bond
4.125%, 07/09/2035(F)		1,246	927
0.500%, 07/09/2029	EUR	4	4
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		$740	710

212	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Benin Government International Bond
8.375%, 01/23/2041(A)		$800	$839
4.875%, 01/19/2032(A)	EUR	478	537
Brazil Government International Bond
5.333%, 02/15/2028		$60	60
Colombia Government International Bond
3.000%, 01/30/2030		730	655
Dominican Republic International Bond
4.875%, 09/23/2032		260	250
4.500%, 01/30/2030		550	536
Ecuador Government International Bond
5.000%, 07/31/2040(A)(F)		358	280
0.000%, 07/31/2030(A)(E)		329	279
Egypt Government International Bond
8.700%, 03/01/2049(A)		320	320
5.875%, 02/16/2031		430	430
Guatemala Government Bond
4.900%, 06/01/2030(A)		280	279
4.875%, 02/13/2028		590	592
Iraq Government International Bond
5.800%, 01/15/2028		88	87
Ivory Coast Government International Bond
4.875%, 01/30/2032(A)	EUR	1,210	1,379
Morocco Government International Bond
3.000%, 12/15/2032(A)		$730	643
Nigeria Government International Bond
7.696%, 02/23/2038(A)		690	689
Pakistan Government International Bond MTN
6.000%, 04/08/2026(A)		340	339
Republic of Uzbekistan International Bond MTN
3.700%, 11/25/2030(A)		460	427
Sri Lanka Government International Bond
3.600%, 06/15/2035(A)(F)		225	171
3.350%, 03/15/2033(A)(F)		333	286
3.100%, 01/15/2030(A)(F)		170	162
Turkiye Government International Bond
7.625%, 04/26/2029		560	602
6.875%, 03/17/2036		60	62
Ukraine Government International Bond
4.500%, 02/01/2029(A)(F)		318	237
4.500%, 02/01/2034(A)(F)		472	288
4.500%, 02/01/2035(A)(F)		220	132
4.500%, 02/01/2036(A)(F)		203	119
0.000%, 02/01/2030(A)(F)(I)		66	39
0.000%, 02/01/2035(A)(F)(I)		209	119
0.000%, 02/01/2036(A)(F)(I)		174	99

Total Sovereign Debt
(Cost $12,934) ($Thousands)			13,418
Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUNDS — 1.8%

Domestic Fixed Income — 1.8%
Invesco Senior Loan ETF	146,255	$3,071
State Street Blackstone Senior Loan ETF	149,326	6,163

		9,234
Total Exchange-Traded Funds
(Cost $9,266) ($Thousands)		9,234

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
3.507%, 01/13/2026 (J)	$500	499
Total U.S. Treasury Obligations
(Cost $499) ($Thousands)		499

	Number of Rights
RIGHTS — 0.1%
Intelsat SA, CVR *‡‡	22,561	340
Total Rights
(Cost $—) ($Thousands)		340

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.0%
Alarm.com Holdings
0.000%, 01/15/2026(E)	57	57
Claritev
6.000%, 10/15/2027(A)	420	281

Total Convertible Bonds
(Cost $408) ($Thousands)		338

MUNICIPAL BOND — 0.0%

Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	161	175

Total Municipal Bond
(Cost $174) ($Thousands)		175

	Number of Warrants
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/07/2028 Strike Price $19.27 *	2,787	49
Noble Corp PLC, Expires 02/07/2028 Strike Price $23.13 *	2,787	23

Total Warrants
(Cost $12) ($Thousands)		72

SEI Institutional Managed Trust	213

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Continued)

Description	Market Value ($ Thousands)
PURCHASED SWAPTION — 0.0%
Total Purchased Swaption
(Cost $6) ($ Thousands)	$6

Total Investments in Securities — 97.1%
(Cost $490,980) ($ Thousands)	$502,926

A list of open over the counter swaptions contracts for the Fund at December 31, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Call Swaptions
Swaption	JPMorgan Chase	$4,670,000	$3.30	01/28/2026	$6

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	37	Mar-2026	$7,730	$7,725	$(5)
U.S. 5-Year Treasury Note	184	Mar-2026	20,187	20,112	(75)
U.S. Ultra Long Treasury Bond	1	Mar-2026	120	118	(2)
			28,037	27,955	(82)
Short Contracts
U.S. 2-Year Treasury Note	(62)	Mar-2026	$(12,956)	$(12,945)	$11
U.S. 5-Year Treasury Note	(173)	Mar-2026	(18,964)	(18,910)	54
U.S. 10-Year Treasury Note	(143)	Mar-2026	(16,160)	(16,078)	82
U.S. Long Treasury Bond	(49)	Mar-2026	(5,718)	(5,664)	54
U.S. Ultra Long Treasury Bond	(46)	Mar-2026	(5,516)	(5,428)	88
Ultra 10-Year U.S. Treasury Note	(55)	Mar-2026	(6,368)	(6,326)	42
			(65,682)	(65,351)	331
			$(37,645)	$(37,396)	$249

A list of the open forward foreign currency contracts held by the Fund at December 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	02/04/26	GBP	840	USD	1,103	$(26)
Morgan Stanley	02/25/26	EUR	4,589	USD	5,376	(26)
UBS	02/25/26	USD	1,019	EUR	864	(2)
						$(54)

214	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Income Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2025, is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.45-V1	5.00%	Quarterly	12/20/2030	$2,900	$221	$213	$8
CDX.NA.IG.41-V1	1.00%	Quarterly	12/20/2028	8,505	171	92	79
ICE CD CHILE	1.00%	Quarterly	12/20/2030	210	6	5	1
ICE CD PERU	1.00%	Quarterly	12/20/2030	980	14	14	–
ICE CD PHILIPPINES	1.00%	Quarterly	12/20/2030	390	7	7	–
					$419	$331	$88

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.5%	CAONREPO	Semi-Annually	03/18/2028	CAD	1,820	$2	$2	$–
EUR006M	2.0%	Semi-Annually	03/18/2028	EUR	4,020	(28)	(32)	4
EUR006M	2.0%	Semi-Annually	03/18/2029	EUR	3,690	(52)	(55)	3
EUR006M	2.25%	Semi-Annually	03/18/2031	EUR	3,020	(59)	(61)	2
EUR006M	2.50%	Semi-Annually	03/18/2033	EUR	380	(8)	(8)	–
EUR006M	2.50%	Semi-Annually	03/18/2036	EUR	180	(8)	(8)	–
SOFRRATE	3.264771%	Annually	01/30/2031	USD	8,410	(78)	(48)	(30)
3.827939%	SOFRRATE INDEX	Annually	01/30/2056	USD	2,400	140	63	77
4.25%	SONIO	Annually	03/18/2036	GBP	340	(9)	(8)	(1)
						$(100)	$(155)	$55

Percentages are based on Net Assets of $517,998 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $263,528 ($ Thousands), representing 50.9% of the Net Assets of the Fund.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

(D)	Security is in default on interest payment.

(E)	Zero coupon security.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(H)	Unsettled bank loan. Interest rate may not be available.

(I)	No interest rate available.

(J)	Interest rate represents the security’s effective yield at the time of purchase.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	215

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS — 50.9%
U.S. Treasury Bills ^
3.865%, 01/06/2026 (A)	$23,655	$23,646
3.863%, 01/13/2026 (A)	395	395
3.853%, 01/20/2026 (A)	14,610	14,584
3.763%, 01/27/2026 (A)	270	269
3.721%, 02/19/2026 (A)	375	373
3.676%, 02/26/2026 (A)	1,300	1,293
3.668%, 03/31/2026 (A)	490	486
3.581%, 02/17/2026 (A)	2,335	2,325
3.576%, 03/26/2026 (A)	3,140	3,115
3.575%, 02/24/2026 (A)	1,125	1,119
3.547%, 03/12/2026 (A)	255	253
0.160%, 02/10/2026 (A)	675	672
U.S. Treasury Inflation Protected Securities
1.625%, 04/15/2030	18,706	18,797
0.750%, 07/15/2028	8,631	8,528
0.375%, 07/15/2027	39,133	38,676
0.250%, 07/15/2029 (B)	77,042	74,222
0.125%, 01/15/2030	6,394	6,064
0.125%, 07/15/2030	25,082	23,669
U.S. Treasury Notes ^
4.875%, 05/31/2026	600	603
4.500%, 04/15/2027	600	607
4.375%, 08/15/2026	700	703
4.375%, 07/15/2027	500	507
4.250%, 12/31/2026	900	906
4.250%, 01/15/2028	600	609
4.250%, 02/15/2028	800	812
4.000%, 02/15/2026	600	600
3.875%, 05/31/2027	500	502
3.847%, USBMMY3M + 0.245%,
01/31/2026 (C)	9,600	9,600
3.807%, USBMMY3M + 0.205%,
10/31/2026 (C)(D)	4,800	4,804
3.792%, USBMMY3M + 0.190%,
10/31/2027 (C)	4,400	4,403
3.784%, USBMMY3M + 0.182%,
07/31/2026 (C)	1,700	1,701
3.762%, USBMMY3M + 0.160%,
04/30/2027 (C)	2,700	2,701
3.761%, USBMMY3M + 0.159%,
07/31/2027 (C)	3,500	3,502
3.752%, USBMMY3M + 0.150%,
04/30/2026 (C)	3,900	3,900
3.750%, 08/31/2026	600	601
3.750%, 05/15/2028	500	503
3.700%, USBMMY3M + 0.098%,
01/31/2027 (C)(D)	2,100	2,099
3.500%, 10/31/2027	1,000	1,000
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.375%, 09/15/2027	$400	$399

Total U.S. Treasury Obligations
(Cost $258,184) ($ Thousands)		259,548

	Shares
COMMON STOCK — 29.4%

Communication Services — 1.5%
Alphabet Inc, Cl A	3,723	1,165
Alphabet Inc, Cl C	3,043	955
AST SpaceMobile Inc, Cl A *	1,762	128
AT&T Inc (E)	63,645	1,581
Cogent Communications Holdings Inc	527	11
Frontier Communications Parent Inc *	2,509	95
GCI Liberty Inc *	1,700	—
GCI Liberty Inc, Cl C *	678	25
Globalstar *	556	34
Iridium Communications Inc	377	7
Liberty Global Ltd, Cl A *	734	8
Liberty Global Ltd, Cl C *	1,259	14
Lumen Technologies Inc *	7,793	61
Meta Platforms Inc, Cl A	1,387	916
Millicom International Cellular SA	1,292	72
Reddit Inc, Cl A *	85	19
Telephone and Data Systems Inc	708	29
T-Mobile US Inc	4,082	829
Verizon Communications Inc	38,746	1,578
		7,527

Consumer Staples — 7.3%
Albertsons Cos Inc, Cl A	5,579	96
Altria Group Inc (E)	20,767	1,197
Andersons Inc/The	536	29
Archer-Daniels-Midland Co	5,932	341
BellRing Brands Inc *	1,552	41
BJ's Wholesale Club Holdings Inc *	1,699	153
Boston Beer Co Inc/The, Cl A *	137	27
Brown-Forman Corp, Cl A	805	21
Brown-Forman Corp, Cl B	1,650	43
Bunge Global SA	1,697	151
Cal-Maine Foods Inc	502	40
Campbell's Company	2,535	71
Casey's General Stores Inc	455	251
Celsius Holdings Inc *	2,038	93
Central Garden & Pet Co, Cl A *	841	25
Chefs' Warehouse Inc/The *	383	24
Church & Dwight Co Inc	3,214	270
Clorox Co/The	1,632	165
Coca-Cola Co/The (E)	48,439	3,386
Coca-Cola Consolidated Inc	598	92
Colgate-Palmolive Co	10,020	792
Conagra Brands Inc	5,789	100
Constellation Brands Inc, Cl A	1,843	254

216	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Costco Wholesale Corp (E)	5,596	$4,826
Coty Inc, Cl A *	5,808	18
Darling Ingredients Inc *	2,066	74
Dole PLC	1,506	23
Dollar General Corp	2,680	356
Dollar Tree Inc *	2,432	299
Edgewell Personal Care Co	821	14
elf Beauty Inc *	611	46
Energizer Holdings Inc	727	14
Estee Lauder Cos Inc/The, Cl A	3,049	319
Flowers Foods Inc	2,399	26
Fresh Del Monte Produce Inc	454	16
Freshpet Inc *	636	39
General Mills Inc	6,812	317
Grocery Outlet Holding Corp *	1,388	14
Herbalife Ltd *	1,741	22
Hershey Co/The	1,865	339
Hormel Foods Corp	3,676	87
Ingles Markets Inc, Cl A	244	17
Ingredion Inc	891	98
Inter Parfums Inc	162	14
J & J Snack Foods Corp	156	14
J M Smucker Co/The	1,332	130
Kenvue Inc	23,959	413
Keurig Dr Pepper Inc	16,409	460
Kimberly-Clark Corp	4,264	430
Kraft Heinz Co/The	10,688	259
Kroger Co/The	7,736	483
Lamb Weston Holdings Inc	1,716	72
Maplebear Inc *	2,096	94
Marzetti Company/The	259	43
McCormick & Co Inc/MD	3,316	226
Molson Coors Beverage Co, Cl B	2,041	95
Mondelez International Inc, Cl A	16,373	881
Monster Beverage Corp *	8,968	688
National Beverage Corp, Cl A *	1,364	44
PepsiCo Inc (E)	17,171	2,464
Performance Food Group Co *	1,979	178
Philip Morris International Inc (E)	19,602	3,144
Pilgrim's Pride Corp	314	12
Post Holdings Inc *	635	63
PriceSmart Inc	245	30
Primo Brands Corp, Cl A	3,276	54
Procter & Gamble Co/The (E)	29,795	4,270
Reynolds Consumer Products Inc	741	17
Seaboard Corp	4	18
Simply Good Foods Co/The *	1,108	22
Spectrum Brands Holdings Inc	378	22
Sprouts Farmers Market Inc *	1,193	95
Sysco Corp	6,237	460
Target Corp, Cl A	5,800	567
TreeHouse Foods Inc *	904	21
Turning Point Brands Inc	307	33
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Tyson Foods Inc, Cl A (E)	3,716	$218
United Natural Foods Inc *	961	32
Universal Corp/VA	297	16
US Foods Holding Corp *	2,786	210
Utz Brands Inc	1,408	15
Vita Coco Co Inc/The *	509	27
Walgreens Boots Alliance Inc *	7,869	4
Walmart Inc (E)	54,570	6,080
WD-40 Co	171	34
Weis Markets Inc	245	16
		37,094

Energy — 8.9%
Antero Midstream Corp	8,092	144
Antero Resources Corp *	6,611	228
APA Corp	9,968	244
Archrock Inc	3,619	94
Baker Hughes Co, Cl A	24,240	1,104
BKV Corp *	118	3
Borr Drilling Ltd	8,491	34
Bristow Group Inc *	851	31
Cactus Inc, Cl A	1,665	76
California Resources Corp	1,465	66
Calumet *	1,659	33
Centrus Energy Corp, Cl A *	357	87
Cheniere Energy Inc	5,145	1,000
Chevron Corp (E)	45,338	6,910
Chord Energy Corp	1,420	132
Civitas Resources Inc	2,126	58
Clean Energy Fuels Corp *	5,002	11
CNX Resources Corp *	2,979	110
Comstock Resources Inc *	1,773	41
ConocoPhillips (E)	29,692	2,779
Core Laboratories	900	14
Core Natural Resources	1,522	135
Coterra Energy Inc	17,498	461
Crescent Energy, Cl A	10,387	87
CVR Energy Inc *	1,033	26
Delek US Holdings Inc	1,626	48
Devon Energy Corp	14,350	526
DHT Holdings Inc	2,121	26
Diamondback Energy Inc, Cl A	4,432	666
Diversified Energy	1,377	20
Dorian LPG Ltd	593	14
DT Midstream Inc	2,334	279
Encore Energy Corp *	6,032	15
Energy Fuels Inc/Canada *	4,894	71
EOG Resources Inc	12,918	1,357
EQT Corp	14,502	777
Excelerate Energy Inc, Cl A	697	20
Expand Energy Corp	5,041	556
Expro Group Holdings NV *	2,554	34
Exxon Mobil Corp (E)	98,714	11,879
FLEX LNG	616	15

SEI Institutional Managed Trust	217

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Golar LNG Ltd	2,062	$77
Green Plains Inc *	1,400	14
Gulfport Energy Corp *	454	94
Halliburton Co	19,939	563
Helix Energy Solutions Group Inc *	3,440	22
Helmerich & Payne Inc	2,191	63
HF Sinclair Corp	3,792	175
Innovex International Inc *	1,031	23
International Seaways Inc	745	36
Kinder Morgan Inc	46,208	1,270
Kinetik Holdings, Cl A	1,096	40
Kodiak Gas Services Inc	1,514	57
Liberty Energy Inc, Cl A	3,282	61
Magnolia Oil & Gas Corp, Cl A	4,748	104
Marathon Petroleum Corp (E)	7,289	1,185
Matador Resources Co	2,548	108
Murphy Oil Corp	3,123	98
Nabors Industries *	221	12
National Energy Services Reunited Corp *	1,777	28
Navigator Holdings Ltd	815	14
NextDecade Corp *	1,565	8
Noble Corp PLC	2,880	81
Nordic American Tankers Ltd	7,200	25
Northern Oil & Gas Inc	2,137	46
NOV Inc	8,518	133
Occidental Petroleum Corp	16,543	680
Oceaneering International Inc, Cl A *	1,897	46
Oil States International Inc *	3,752	25
ONEOK Inc	14,705	1,081
Ovintiv Inc	5,888	231
Par Pacific Holdings Inc *	1,146	40
Patterson-UTI Energy Inc	7,784	48
PBF Energy Inc, Cl A	1,706	46
Peabody Energy Corp	2,943	87
Permian Resources Corp, Cl A	16,595	233
Phillips 66	9,597	1,238
ProPetro Holding Corp *	2,754	26
Range Resources Corp	5,754	203
REX American Resources Corp *	654	21
Riley Exploration Permian Inc	390	10
RPC Inc	2,619	14
Sable Offshore *	1,934	17
SandRidge Energy Inc	1,604	23
Scorpio Tankers Inc	912	46
Seadrill *	1,591	55
Select Water Solutions Inc, Cl A	2,655	28
SFL Corp Ltd, Cl B	3,000	23
SLB Ltd, Cl A	34,975	1,342
SM Energy Co	2,500	47
Solaris Energy Infrastructure Inc, Cl A	678	31
Talos Energy Inc *	2,767	31
Targa Resources Corp	5,194	958
TechnipFMC PLC	9,734	434
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Teekay Tankers Ltd, Cl A	715	$38
TETRA Technologies Inc *	4,236	40
Texas Pacific Land Corp	1,365	392
Tidewater Inc *	1,262	64
Transocean Ltd *	18,579	77
Uranium Energy *	10,780	126
VAALCO Energy Inc	3,606	13
Valaris *	1,369	69
Valero Energy Corp (E)	7,404	1,205
Viper Energy Inc, Cl A	3,905	151
Vitesse Energy Inc	731	14
Weatherford International PLC	1,583	124
Williams Cos Inc/The	28,838	1,733
World Kinect Corp	961	23
		45,681

Health Care — 5.9%
Abbott Laboratories	7,589	951
AbbVie Inc	8,115	1,854
ACADIA Pharmaceuticals Inc *	925	25
Adaptive Biotechnologies Corp *	250	4
Addus HomeCare Corp *	154	17
ADMA Biologics Inc *	787	14
Agilent Technologies Inc	1,292	176
Align Technology Inc *	335	52
Alignment Healthcare Inc *	347	7
Alkermes PLC *	624	17
Alnylam Pharmaceuticals Inc *	556	221
Amgen Inc, Cl A (E)	2,520	825
Amicus Therapeutics Inc *	2,000	28
Apellis Pharmaceuticals Inc *	667	17
Arcellx Inc *	58	4
Arcutis Biotherapeutics Inc *	892	26
Arrowhead Pharmaceuticals Inc *	530	35
Avantor Inc *	3,405	39
Avidity Biosciences Inc *	383	28
Axsome Therapeutics Inc *	209	38
Baxter International Inc (E)	2,480	47
Becton Dickinson & Co	1,318	256
Biogen Inc *	709	125
Biohaven Ltd *	524	6
BioMarin Pharmaceutical Inc *	975	58
Bio-Rad Laboratories Inc, Cl A *	73	22
Bio-Techne Corp	851	50
Boston Scientific Corp *	6,460	616
Bridgebio Pharma Inc *	744	57
BrightSpring Health Services Inc *	514	19
Bristol-Myers Squibb Co	9,664	521
Brookdale Senior Living Inc, Cl A *	517	6
Bruker Corp	410	19
Cardinal Health Inc	1,027	211
Catalyst Pharmaceuticals Inc *	2,553	60
Celcuity *	69	7
Cencora Inc, Cl A	775	262

218	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Centene Corp *	2,092	$86
CG oncology Inc *	104	4
Charles River Laboratories International Inc *	272	54
Chemed Corp	85	36
Cidara Therapeutics *	167	37
Cigna Group/The	1,219	335
Cogent Biosciences Inc *	811	29
Concentra Group Holdings Parent Inc	2,732	54
CONMED Corp	152	6
Cooper Cos Inc/The *	929	76
Corcept Therapeutics Inc *	482	17
CorVel Corp *	145	10
Crinetics Pharmaceuticals Inc *	500	23
CRISPR Therapeutics AG *	339	18
CVS Health Corp	5,673	450
Cytokinetics Inc *	560	36
Danaher Corp, Cl A	3,090	707
DaVita Inc *	128	15
Denali Therapeutics Inc *	876	14
DENTSPLY SIRONA Inc	1,315	15
Dexcom Inc *	2,060	137
Doximity Inc, Cl A *	773	34
Edwards Lifesciences Corp, Cl A *	2,468	210
Elanco Animal Health Inc *	2,114	48
Elevance Health Inc	1,061	372
Eli Lilly & Co	3,728	4,006
Encompass Health Corp	433	46
Enovis Corp *	272	7
Ensign Group Inc/The	258	45
Envista Holdings Corp *	1,396	30
Exact Sciences Corp *	879	89
Exelixis Inc *	1,053	46
GE HealthCare Technologies Inc	2,181	179
GeneDx Holdings Corp, Cl A *	23	3
Gilead Sciences Inc (E)	5,775	709
Glaukos Corp *	319	36
Globus Medical Inc, Cl A *	655	57
GRAIL Inc *	244	21
Guardant Health Inc *	468	48
Haemonetics Corp *	614	49
Halozyme Therapeutics Inc *	416	28
HCA Healthcare Inc	757	353
HealthEquity Inc *	392	36
Henry Schein Inc *	372	28
Hims & Hers Health Inc *	940	30
Hologic Inc *	1,122	84
Humana Inc	535	137
ICU Medical Inc *	61	9
Ideaya Biosciences Inc *	2,893	100
IDEXX Laboratories Inc *	353	239
Illumina Inc *	1,047	137
Incyte Corp *	816	81
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Indivior PLC *	295	$11
Insmed Inc *	808	141
Inspire Medical Systems Inc *	308	28
Insulet Corp *	298	85
Integer Holdings Corp *	165	13
Intuitive Surgical Inc *	1,652	936
Ionis Pharmaceuticals Inc *	694	55
IQVIA Holdings Inc *	730	165
iRhythm Technologies Inc *	135	24
Jazz Pharmaceuticals PLC *	217	37
Johnson & Johnson	10,612	2,196
Krystal Biotech Inc *	169	42
Kymera Therapeutics *	216	17
Labcorp Holdings Inc	335	84
Lantheus Holdings Inc *	298	20
LeMaitre Vascular Inc	122	10
Ligand Pharmaceuticals Inc *	41	8
LivaNova PLC *	414	25
Madrigal Pharmaceuticals Inc *	77	45
Masimo Corp *	290	38
McKesson Corp	559	459
Medpace Holdings Inc *	94	53
Medtronic PLC	5,647	542
Merck & Co Inc	11,634	1,225
Merit Medical Systems Inc *	239	21
Mettler-Toledo International Inc *	97	135
Mirati Therapeutics *	600	—
Mirum Pharmaceuticals Inc *	653	52
Moderna Inc *	1,822	54
Molina Healthcare Inc *	301	52
Natera Inc *	556	127
NeoGenomics Inc *	802	9
Neurocrine Biosciences Inc *	508	72
Nuvalent Inc, Cl A *	320	32
Option Care Health Inc *	1,123	36
Organon & Co	1,600	11
Penumbra Inc *	199	62
Perrigo Co PLC	900	13
Pfizer Inc	26,865	669
Praxis Precision Medicines *	148	44
Prestige Consumer Healthcare Inc, Cl A *	315	19
Privia Health Group Inc *	837	20
Protagonist Therapeutics Inc *	259	23
PTC Therapeutics Inc *	446	34
QIAGEN NV	1,086	49
Quest Diagnostics Inc	563	98
QuidelOrtho Corp *	400	11
RadNet Inc *	251	18
Regeneron Pharmaceuticals Inc	491	379
Repligen Corp *	187	31
ResMed Inc	629	151
Revolution Medicines *	909	72
Revvity Inc	462	45

SEI Institutional Managed Trust	219

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Rhythm Pharmaceuticals Inc *	168	$18
Roivant Sciences Ltd *	2,128	46
Royalty Pharma PLC, Cl A	1,917	74
Scholar Rock Holding Corp *	375	16
Select Medical Holdings Corp	800	12
Solventum Corp *	586	46
Sotera Health Co *	366	6
STERIS PLC	468	119
Stryker Corp	1,526	536
Tarsus Pharmaceuticals Inc *	222	18
Teleflex Inc	228	28
Tempus AI Inc, Cl A *	503	30
Tenet Healthcare Corp *	438	87
TG Therapeutics Inc *	960	29
Thermo Fisher Scientific Inc	1,788	1,036
TransMedics Group Inc *	170	21
Travere Therapeutics Inc *	642	25
Ultragenyx Pharmaceutical Inc *	500	11
United Therapeutics Corp *	195	95
UnitedHealth Group Inc (E)	4,191	1,383
Universal Health Services Inc, Cl B	212	46
Vaxcyte Inc *	566	26
Veeva Systems Inc, Cl A *	712	159
Veracyte Inc *	222	9
Vertex Pharmaceuticals Inc *	1,218	552
Viatris Inc, Cl W	6,257	78
Viking Therapeutics Inc *	707	25
Waters Corp *	261	99
Waystar Holding Corp *	613	20
West Pharmaceutical Services Inc	366	101
Xenon Pharmaceuticals *	772	35
Zimmer Biomet Holdings Inc	814	73
Zoetis Inc, Cl A	2,010	253
		29,886

Information Technology — 1.5%
Accenture PLC, Cl A	765	205
Adobe Inc *	488	171
Akamai Technologies Inc *	158	14
Amdocs Ltd	208	17
AppLovin Corp, Cl A *	278	187
Atlassian Corp, Cl A *	232	38
Autodesk Inc, Cl A *	205	61
Cadence Design Systems Inc *	298	93
Cloudflare Inc, Cl A *	301	59
Cognizant Technology Solutions Corp, Cl A	715	59
CommVault Systems Inc *	68	9
Crowdstrike Holdings Inc, Cl A *	253	119
Datadog Inc, Cl A *	532	72
DocuSign Inc, Cl A *	300	21
Dynatrace Inc *	931	40
EPAM Systems Inc *	72	15
Fair Isaac Corp *	24	41
Fortinet Inc *	689	55
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Gartner Inc *	112	$28
Gen Digital Inc	1,167	32
GoDaddy Inc, Cl A *	82	10
Guidewire Software Inc *	136	27
HubSpot Inc *	95	38
International Business Machines Corp	922	273
Intuit Inc	265	176
Manhattan Associates Inc *	91	16
Microsoft Corp (E)	7,798	3,771
MongoDB Inc, Cl A *	82	34
Nutanix Inc, Cl A *	339	18
Okta Inc, Cl A *	226	20
Oracle Corp, Cl B	1,958	382
Palantir Technologies Inc, Cl A *	2,416	429
Palo Alto Networks Inc *	777	143
PTC Inc *	144	25
Roper Technologies Inc	103	46
Rubrik Inc, Cl A *	146	11
Salesforce Inc	1,138	301
Samsara Inc, Cl A *	104	4
ServiceNow Inc *	1,250	191
Snowflake Inc, Cl A *	480	105
Strategy Inc, Cl A *	272	41
Synopsys Inc *	188	88
Twilio Inc, Cl A *	193	27
Tyler Technologies Inc *	31	14
Unity Software Inc *	587	26
VeriSign Inc	72	18
Workday Inc, Cl A *	212	46
Zoom Communications Inc, Cl A *	158	14
Zscaler Inc *	130	29
		7,659

Real Estate — 2.9%
Acadia Realty Trust ‡	789	16
Agree Realty Corp ‡	1,235	89
Alexander & Baldwin Inc ‡	909	19
Alexandria Real Estate Equities Inc ‡	1,767	86
American Assets Trust Inc ‡	794	15
American Healthcare REIT Inc ‡	1,554	73
American Homes 4 Rent, Cl A ‡	3,312	106
American Tower Corp, Cl A ‡	4,710	827
Americold Realty Trust Inc ‡	3,214	41
Anywhere Real Estate Inc *	1,698	24
Apartment Investment and Management
Co, Cl A ‡	2,375	14
Apple Hospitality REIT Inc ‡	1,927	23
AvalonBay Communities Inc ‡	1,414	256
Brixmor Property Group Inc ‡	3,010	79
Broadstone Net Lease Inc, Cl A ‡	2,491	43
BXP Inc ‡	1,510	102
Camden Property Trust ‡	1,181	130
CareTrust REIT Inc ‡	1,967	71
CBRE Group Inc, Cl A *	3,060	492

220	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Centerspace ‡	271	$18
Compass Inc, Cl A *	4,690	50
COPT Defense Properties ‡	1,325	37
CoStar Group Inc *	4,277	288
Cousins Properties Inc ‡	1,343	35
Crown Castle Inc ‡	4,372	389
CubeSmart ‡	2,112	76
Curbline Properties ‡	1,207	28
Cushman & Wakefield Ltd *	2,983	48
DiamondRock Hospitality Co ‡	2,869	26
Digital Realty Trust Inc, Cl A ‡	3,452	534
Diversified Healthcare Trust ‡	7,764	38
Douglas Emmett Inc ‡	2,182	24
Easterly Government Properties, Cl A ‡	720	15
EastGroup Properties Inc ‡	568	101
Elme Communities ‡	1,207	21
Empire State Realty Trust Inc, Cl A ‡	11,877	77
EPR Properties, Cl A ‡	601	30
Equinix Inc ‡	986	755
Equity LifeStyle Properties Inc ‡	2,067	125
Equity Residential ‡	3,912	247
Essential Properties Realty Trust Inc ‡	2,255	67
Essex Property Trust Inc ‡	674	176
eXp World Holdings Inc	250	2
Extra Space Storage Inc ‡	2,166	282
Federal Realty Investment Trust ‡	846	85
First Industrial Realty Trust Inc ‡	1,373	79
Four Corners Property Trust Inc ‡	763	18
Gaming and Leisure Properties Inc ‡	2,863	128
Getty Realty Corp ‡	790	22
Global Net Lease Inc ‡	2,522	22
Healthcare Realty Trust Inc, Cl A ‡	3,850	65
Healthpeak Properties Inc ‡	6,692	108
Highwoods Properties Inc ‡	761	20
Host Hotels & Resorts Inc ‡	7,489	133
Howard Hughes Holdings Inc *	439	35
Independence Realty Trust Inc ‡	2,182	38
Innovative Industrial Properties Inc, Cl A ‡	353	17
InvenTrust Properties Corp ‡	1,151	32
Invitation Homes Inc ‡	5,888	164
Iron Mountain Inc ‡	2,923	242
JBG SMITH Properties ‡	3,369	57
Jones Lang LaSalle Inc *	493	166
Kennedy-Wilson Holdings Inc	2,200	21
Kilroy Realty Corp ‡	1,041	39
Kimco Realty Corp ‡	6,533	132
Kite Realty Group Trust ‡	2,375	57
Lamar Advertising Co, Cl A ‡	1,006	127
Lineage Inc ‡	774	27
LTC Properties Inc ‡	365	13
LXP Industrial Trust ‡	602	30
Macerich Co/The ‡	2,596	48
Marcus & Millichap Inc	315	9
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Medical Properties Trust Inc ‡	4,477	$22
Mid-America Apartment Communities Inc ‡	1,225	170
Millrose Properties Inc ‡	1,037	31
National Health Investors Inc ‡	336	26
National Storage Affiliates Trust ‡	723	20
NETSTREIT Corp ‡	3,245	57
Newmark Group Inc, Cl A	1,019	18
NexPoint Residential Trust Inc ‡	237	7
NNN REIT Inc ‡	1,999	79
Omega Healthcare Investors Inc ‡	3,024	134
Outfront Media ‡	1,739	42
Park Hotels & Resorts Inc ‡	1,612	17
Pebblebrook Hotel Trust ‡	2,088	24
Phillips Edison & Co Inc ‡	1,071	38
Piedmont Office Realty Trust Inc, Cl A ‡	1,894	16
PotlatchDeltic Corp ‡	673	27
Prologis Inc ‡	9,305	1,188
Public Storage ‡	1,569	407
Rayonier Inc ‡	1,538	33
Realty Income Corp ‡	8,581	484
Regency Centers Corp ‡	1,818	126
Rexford Industrial Realty Inc ‡	2,586	100
RLJ Lodging Trust ‡	2,622	20
Ryman Hospitality Properties Inc ‡	618	58
Sabra Health Care REIT Inc ‡	2,378	45
Safehold Inc ‡	1,019	14
SBA Communications Corp, Cl A ‡	1,053	204
Sila Realty Trust ‡	580	14
Simon Property Group Inc ‡	3,287	608
SL Green Realty Corp ‡	817	37
Smartstop Self Storage REIT ‡	565	18
St Joe Co/The	275	16
STAG Industrial Inc ‡	2,048	75
Sun Communities Inc ‡	1,315	163
Sunstone Hotel Investors Inc ‡	1,665	15
Tanger Inc ‡	1,336	45
Terreno Realty Corp ‡	908	53
UDR Inc ‡	3,637	133
UMH Properties Inc ‡	1,366	22
Urban Edge Properties ‡	1,047	20
Ventas Inc ‡	4,671	361
Veris Residential Inc ‡	1,108	17
VICI Properties Inc, Cl A ‡	10,217	287
Vornado Realty Trust ‡	1,969	66
Welltower Inc ‡	6,724	1,248
Weyerhaeuser Co ‡	7,965	189
WP Carey Inc ‡	2,182	140
Xenia Hotels & Resorts Inc ‡	1,562	22
Zillow Group Inc, Cl A *	429	29
Zillow Group Inc, Cl C *	1,665	114
		15,028
Utilities — 1.4%
AES Corp/The	3,643	52

SEI Institutional Managed Trust	221

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Alliant Energy Corp	1,179	$77
Ameren Corp	1,221	122
American Electric Power Co Inc	2,424	280
American States Water Co	710	51
American Water Works Co Inc	889	116
Atmos Energy Corp	731	123
Avista Corp	554	21
Black Hills Corp, Cl A	352	24
Brookfield Infrastructure Corp, Cl A	525	24
Brookfield Renewable Corp	498	19
California Water Service Group, Cl A	357	15
CenterPoint Energy Inc	2,999	115
Chesapeake Utilities Corp	294	37
Clearway Energy Inc, Cl C	542	18
CMS Energy Corp	1,557	109
Consolidated Edison Inc	1,251	124
Constellation Energy Corp	1,558	550
Dominion Energy Inc	4,350	255
DTE Energy Co	937	121
Duke Energy Corp	3,763	441
Edison International	1,944	117
Entergy Corp	2,203	204
Essential Utilities Inc	1,268	49
Evergy Inc	1,203	87
Eversource Energy	1,692	114
Exelon Corp	5,028	219
FirstEnergy Corp	2,441	109
H2O America	212	10
IDACORP Inc, Cl A	231	29
MDU Resources Group Inc	2,391	47
National Fuel Gas Co	467	37
New Jersey Resources Corp	445	21
NextEra Energy Inc	10,103	811
NiSource Inc	2,514	105
Northwest Natural Holding Co	378	18
Northwestern Energy Group Inc	312	20
NRG Energy Inc	955	152
OGE Energy Corp	820	35
Oklo, Cl A *	517	37
ONE Gas Inc	365	28
Ormat Technologies Inc	214	24
Otter Tail Corp	200	16
PG&E Corp	10,812	174
Pinnacle West Capital Corp	701	62
Portland General Electric Co	323	16
PPL Corp	3,912	137
Public Service Enterprise Group Inc	2,466	198
Sempra	3,228	285
Southern Co/The	5,504	480
Southwest Gas Holdings Inc	412	33
Spire Inc	417	35
Talen Energy Corp *	236	88
TXNM Energy Inc	422	25

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
UGI Corp	1,154	$43
Vistra Corp	1,623	262
WEC Energy Group Inc	1,594	168
Xcel Energy Inc	2,876	212
		7,201

Total Common Stock
(Cost $75,745) ($ Thousands)		150,076

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 8.2%

Communication Services — 0.1%
Alphabet
5.700%, 11/15/2075	$84	83
5.450%, 11/15/2055	84	82
4.700%, 11/15/2035	47	47
TELUS
7.000%, H15T5Y + 2.709%,
10/15/2055 (C)	262	273
Time Warner Cable
4.500%, 09/15/2042	330	254

		739

Consumer Discretionary — 1.1%
Advance Auto Parts
7.000%, 08/01/2030 (F)	385	387
Amazon.com
3.900%, 11/20/2028	375	376
AutoNation
4.450%, 01/15/2029	80	80
ERAC USA Finance
4.600%, 05/01/2028 (F)	278	282
Flutter Treasury DAC
5.875%, 06/04/2031 (F)	520	527
Ford Motor
3.250%, 02/12/2032	434	383
Ford Motor Credit
7.350%, 11/04/2027	204	213
General Motors Financial
5.550%, 07/15/2029	144	149
4.900%, 10/06/2029	77	78
2.400%, 04/10/2028	36	35
Hilton Domestic Operating
5.875%, 04/01/2029 (F)	378	387
Honda Motor
4.436%, 07/08/2028	396	400
Hyundai Capital America
6.100%, 09/21/2028 (F)	223	233
5.275%, 06/24/2027 (F)	84	85
5.250%, 01/08/2027 (F)	127	129
LG Energy Solution
5.375%, 04/02/2030 (F)	682	699

222	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marriott International
4.200%, 07/15/2027	$388	$389
Sekisui House US
6.000%, 01/15/2043	389	363
Wynn Macau
5.625%, 08/26/2028 (F)	348	348
		5,543

Consumer Staples — 0.4%
Altria Group
3.400%, 05/06/2030	745	717
Cargill
4.125%, 10/23/2030 (F)	382	380
Imperial Brands Finance
4.500%, 06/30/2028 (F)	397	400
Philip Morris International
5.625%, 11/17/2029	110	116
5.375%, 02/15/2033	549	574
		2,187

Energy — 0.8%
Cenovus Energy
5.400%, 03/20/2036	96	96
4.650%, 03/20/2031	95	95
Continental Resources
2.268%, 11/15/2026 (F)	1,050	1,028
Ecopetrol
8.625%, 01/19/2029	231	248
8.375%, 01/19/2036	138	142
Eni
5.750%, 05/19/2035 (F)	402	420
MPLX
5.400%, 09/15/2035	259	261
Oleoducto Central
4.000%, 07/14/2027 (F)	221	218
ONEOK
6.050%, 09/01/2033	203	216
5.400%, 10/15/2035	337	340
Sunoco
5.625%, 03/15/2031 (F)	228	230
Targa Resources
5.650%, 02/15/2036	81	83
4.900%, 09/15/2030	75	77
4.350%, 01/15/2029	128	128
Var Energi
7.500%, 01/15/2028 (F)	314	332
Venture Global Plaquemines LNG
6.125%, 12/15/2030 (F)	180	183
Woodside Finance
6.000%, 05/19/2035	154	160
5.400%, 05/19/2030	60	62
		4,319
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Financials — 2.8%
AIB Group MTN
5.320%, SOFRRATE + 1.650%, 05/15/2031 (C)(F)	$402	$415
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (C)	259	274
5.737%, SOFRINDX + 1.960%, 05/15/2029 (C)	82	84
Athene Global Funding
5.583%, 01/09/2029 (F)	21	22
5.526%, 07/11/2031 (F)	10	10
5.033%, 07/17/2030 (F)	186	187
2.717%, 01/07/2029 (F)	59	56
Aviation Capital Group
3.500%, 11/01/2027 (F)	110	108
1.950%, 09/20/2026 (F)	153	151
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (C)	200	233
Banco Santander
6.921%, 08/08/2033	400	443
Bank of Ireland Group
5.601%, SOFRRATE + 1.620%, 03/20/2030 (C)(F)	212	220
Banque Federative du Credit Mutuel
4.591%, 10/16/2028 (F)	390	394
Barclays
5.674%, SOFRRATE + 1.490%, 03/12/2028 (C)	216	220
5.335%, SOFRRATE + 1.910%, 09/10/2035 (C)	213	216
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (C)(F)	483	512
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (C)(F)	343	349
6.037%, SOFRRATE + 2.260%, 06/15/2035 (C)(F)	200	213
Capital One
5.974%, USISOA05 + 1.730%, 08/09/2028 (C)	475	494
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (C)	486	525
Charles Schwab
4.000%, H15T5Y + 3.168%(C)(G)	756	751
Citigroup
7.625%, H15T5Y + 3.211%(C)(G)	16	17
6.625%, H15T5Y + 3.001%(C)(G)	148	151
4.643%, SOFRRATE + 1.143%, 05/07/2028 (C)	405	408

SEI Institutional Managed Trust	223

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (C)(F)	$324	$344
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (C)(F)	217	219
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/2027 (C)	177	180
4.950%, SOFRRATE + 1.300%, 08/04/2031 (C)	208	210
Global Payments
5.200%, 11/15/2032	104	104
4.875%, 11/15/2030	101	101
4.500%, 11/15/2028	71	71
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(C)(G)	328	325
HSBC Holdings
5.597%, SOFRRATE + 1.060%, 05/17/2028 (C)	453	462
Intesa Sanpaolo
7.200%, 11/28/2033 (F)	327	373
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/2031 (C)(F)	389	388
Lloyds Banking Group
5.462%, H15T1Y + 1.375%, 01/05/2028 (C)	324	328
Mastercard
4.550%, 01/15/2035	315	315
Morgan Stanley MTN
4.133%, SOFRRATE + 0.913%, 10/18/2029 (C)	221	221
2.239%, SOFRRATE + 1.178%, 07/21/2032 (C)	3	3
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (C)(F)	319	315
NatWest Group
5.115%, H15T1Y + 1.050%, 05/23/2031 (C)	213	219
3.032%, H15T5Y + 2.350%, 11/28/2035 (C)	208	191
Principal Life Global Funding II
5.100%, 01/25/2029 (F)	311	318
S&P Global
4.250%, 05/01/2029	166	167
Santander UK Group Holdings
4.320%, SOFRINDX + 1.070%, 09/22/2029 (C)	389	389
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (C)(F)	282	286
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Societe Generale MTN
5.249%, SOFRRATE + 1.420%, 05/22/2029 (C)(F)		$244	$249
Sumitomo Mitsui Financial Group
5.316%, 07/09/2029		232	240
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(C)(G)		800	759
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (C)		200	201
Synchrony Financial
5.450%, SOFRRATE + 1.680%, 03/06/2031 (C)		132	135
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (C)		153	156
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (C)		419	423
			14,145

Health Care — 0.4%
Baxter International
5.650%, 12/15/2035		222	225
Eli Lilly
4.000%, 10/15/2028		388	390
GENMAB
6.250%, 12/15/2032 (F)		390	400
Novartis Capital
3.900%, 11/05/2028		379	380
Organon & Co
2.875%, 04/30/2028	EUR	200	228
Roche Holdings
4.203%, 09/09/2029 (F)		$440	443
			2,066

Industrials — 0.7%
Axon Enterprise
6.250%, 03/15/2033 (F)		162	169
6.125%, 03/15/2030 (F)		222	229
Boeing
3.250%, 02/01/2028		227	223
Caterpillar Financial Services
4.450%, 10/16/2026		441	443
Delta Air Lines
4.750%, 10/20/2028 (F)		475	478
ENA Master Trust
4.000%, 05/19/2048 (F)		272	208
Lima Metro Line 2 Finance
5.875%, 07/05/2034		172	178
4.350%, 04/05/2036 (F)		172	167
Mileage Plan IP
5.021%, 10/20/2029 (F)		48	48

224	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Regal Rexnord
6.050%, 02/15/2026	$789	$791
Republic Services
4.750%, 07/15/2030	411	421
		3,355

Information Technology — 0.5%
Applied Materials
4.000%, 01/15/2031	389	387
Broadcom
5.050%, 07/12/2027	170	173
4.150%, 02/15/2028	110	110
Foundry JV Holdco
5.900%, 01/25/2030 (F)	361	378
Kioxia Holdings
6.625%, 07/24/2033 (F)	391	407
NXP BV
5.550%, 12/01/2028	317	328
Oracle
5.500%, 08/03/2035	345	338
5.200%, 09/26/2035	157	150
TSMC Arizona
3.875%, 04/22/2027	406	406
		2,677

Materials — 0.2%
Freeport Indonesia MTN
4.763%, 04/14/2027 (F)	243	243
Glencore Funding
5.338%, 04/04/2027 (F)	143	145
5.186%, 04/01/2030 (F)	77	79
4.907%, 04/01/2028 (F)	178	181
Solstice Advanced Materials
5.625%, 09/30/2033 (F)	169	171
		819

Real Estate — 0.1%
American Tower
3.650%, 03/15/2027	130	130
GLP Capital
5.250%, 02/15/2033	293	294
Omega Healthcare Investors
5.200%, 07/01/2030	70	71
		495

Utilities — 1.1%
Aegea Finance Sarl
7.625%, 01/20/2036 (F)	387	369
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (F)	284	267
Alexander Funding Trust II
7.467%, 07/31/2028 (F)	104	111
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (C)	$223	$239
6.050%, H15T5Y + 1.940%, 03/15/2056 (C)	124	122
CenterPoint Energy Houston Electric
5.050%, 03/01/2035	400	404
4.950%, 04/01/2033	18	18
4.950%, 08/15/2035	13	13
Comision Federal de Electricidad
4.688%, 05/15/2029 (F)	268	265
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2043	403	322
Electricite de France
9.125%, H15T5Y + 5.411%(C)(F)(G)	238	277
Enel Finance International
4.125%, 09/30/2028 (F)	388	387
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (F)	242	254
Israel Electric MTN
4.250%, 08/14/2028 (F)	441	436
National Rural Utilities Cooperative Finance MTN
3.950%, 12/10/2027	373	374
Niagara Mohawk Power
5.290%, 01/17/2034 (F)	146	148
4.647%, 10/03/2030 (F)	248	250
Public Service of Colorado
5.150%, 09/15/2035	389	394
Terraform Global Operating
6.125%, 03/01/2026 (F)	26	26
Virginia Electric and Power
4.900%, 09/15/2035	332	330
Vistra
7.000%, H15T5Y + 5.740%(C)(F)(G)	286	291
Vistra Operations
6.950%, 10/15/2033 (F)	199	222
Wisconsin Electric Power
3.950%, 03/01/2029	158	158
		5,677

Total Corporate Obligations
(Cost $41,624) ($ Thousands)		42,022

MORTGAGE-BACKED SECURITIES — 3.2%

Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
2.052%, 06/15/2047(C)	778	86
FHLMC CMO, Ser 2020-4981, Cl HS, IO
2.111%, 06/25/2050(C)	1,544	164

SEI Institutional Managed Trust	225

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2014-78, Cl SE, IO
2.111%, 12/25/2044(C)	$547	$60
FNMA CMO, Ser 2016-77, Cl DS, IO
2.011%, 10/25/2046(C)	578	65
FNMA CMO, Ser 2017-62, Cl AS, IO
2.161%, 08/25/2047(C)	642	74
FNMA CMO, Ser 2017-97, Cl LS, IO
2.211%, 12/25/2047(C)	901	102
GNMA CMO, Ser 2017-122, Cl SA, IO
2.352%, 08/20/2047(C)	476	60
GNMA CMO, Ser 2017-134, Cl SE, IO
2.352%, 09/20/2047(C)	419	53

		664

Non-Agency Mortgage-Backed Obligations — 3.1%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	35	23
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	217	104
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	85	57
AREIT Trust, Ser 2022-CRE6, Cl A
5.187%, SOFR30A + 1.250%, 01/20/2037(C)(F)	630	630
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
5.696%, TSFR1M + 1.946%, 04/15/2034(C)(F)	162	160
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
5.946%, TSFR1M + 2.196%, 04/15/2034(C)(F)	656	645
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	90	38
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	111	42
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	25
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046(C)(F)	447	443
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.524%, SOFR30A + 1.650%, 12/25/2041(C)(F)	319	321
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.374%, SOFR30A + 3.500%, 03/25/2042(C)(F)	838	860
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
6.974%, SOFR30A + 3.100%, 03/25/2042(C)(F)	$211	$216
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.174%, SOFR30A + 2.300%, 01/25/2043(C)(F)	263	268
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.174%, SOFR30A + 2.300%, 05/25/2043(C)(F)	475	484
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
5.774%, SOFR30A + 1.900%, 06/25/2043(C)(F)	344	347
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M1
5.474%, SOFR30A + 1.600%, 03/25/2045(C)(F)	359	359
Connecticut Avenue Securities Trust, Ser 2025-R05, Cl 2M1
5.074%, SOFR30A + 1.200%, 07/25/2045(C)(F)	554	555
Connecticut Avenue Securities Trust, Ser 2025-R06, Cl 1A1
4.774%, SOFR30A + 0.900%, 09/25/2045(C)(F)	203	203
Connecticut Avenue Securities Trust, Ser 2025-R06, Cl 1M1
4.824%, SOFR30A + 0.950%, 09/25/2045(C)(F)	267	267
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.226%, TSFR1M + 0.494%, 12/25/2036(C)	299	94
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
5.874%, SOFR30A + 2.000%, 01/25/2051(C)(F)	24	24
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
5.965%, SOFR30A + 2.100%, 04/25/2043(C)(F)	215	218
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.524%, SOFR30A + 1.650%, 01/25/2034(C)(F)	70	70
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.374%, SOFR30A + 1.500%, 10/25/2041(C)(F)	863	866

226	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
5.674%, SOFR30A + 1.800%, 11/25/2041(C)(F)	$1,042	$1,050
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.224%, SOFR30A + 2.350%, 12/25/2041(C)(F)	668	674
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
6.824%, SOFR30A + 2.950%, 06/25/2042(C)(F)	290	295
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.374%, SOFR30A + 2.500%, 03/25/2052(C)(F)	295	298
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
5.965%, SOFR30A + 2.100%, 03/25/2043(C)(F)	267	270
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
5.874%, SOFR30A + 2.000%, 05/25/2043(C)(F)	332	335
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
5.074%, SOFR30A + 1.200%, 08/25/2044(C)(F)	356	357
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl A1
4.974%, SOFR30A + 1.100%, 05/25/2045(C)(F)	149	150
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
5.074%, SOFR30A + 1.200%, 05/25/2045(C)(F)	146	146
FHLMC STACR Remic Trust, Ser 2025-DNA3, Cl A1
4.824%, SOFR30A + 0.950%, 09/25/2045(C)(F)	576	576
FHLMC STACR REMIC Trust, Ser 2025-DNA4, Cl M1
4.974%, SOFR30A + 1.100%, 10/25/2045(C)(F)	472	472
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.166%, 08/10/2044(C)(F)	13	10
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	25
2.435%, 08/17/2026	769	759
1.433%, 08/17/2026	85	85
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.346%, TSFR1M + 0.614%, 03/25/2035(C)	$37	$30
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.404%, 09/15/2047(C)	845	–
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
5.946%, TSFR1M + 2.214%, 04/25/2047(C)(F)	73	74
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.330%, TSFR1M + 1.579%, 07/15/2036(C)(F)	266	252
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(F)	760	771
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055(F)(H)	637	638
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.343%, 11/15/2049(C)	925	895

		15,481

Total Mortgage-Backed Securities
(Cost $17,011) ($ Thousands)		16,145

ASSET-BACKED SECURITIES — 3.1%
Automotive — 1.3%
ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(F)	93	93
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(F)	109	109
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028(F)	383	383
ACM Auto Trust, Ser 2025-3A, Cl A
5.010%, 01/22/2030(F)	171	171
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029(F)	324	324
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028(F)	476	477
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(F)	554	561
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(F)	424	432

SEI Institutional Managed Trust	227

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	$28	$27
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	52	51
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	426
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(F)	66	66
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(F)	114	114
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(F)	605	600
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(F)	300	303
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(F)	129	131
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(F)	466	466
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(F)	134	134
Prestige Auto Receivables Trust, Ser 2025-1A, Cl A2
4.870%, 12/15/2027(F)	372	372
Research-Driven Pagaya Motor Asset Trust, Ser 2025-4A, Cl A2
5.124%, 04/25/2034(F)	658	661
Research-Driven Pagaya Motor Trust, Ser 2024-1A, Cl A
7.090%, 06/25/2032(F)	118	119
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/2027(F)	134	134
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(F)	49	47
Tricolor Auto Securitization Trust, Ser 2025-2A, Cl A
5.120%, 01/16/2029(F)	600	405
		6,606

Credit Cards — 0.3%
Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(F)	473	475
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(F)	728	733
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(F)	$444	$449
		1,657

Other Asset-Backed Securities — 1.5%
AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(F)	796	755

Affirm Asset Securitization Trust, Ser 2024-X2, Cl A
5.220%, 12/17/2029(F)	25	25
Affirm Asset Securitization Trust, Ser 2025-X1, Cl A
5.080%, 04/15/2030(F)	178	178
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(F)	31	31
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(F)	151	141
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(F)	171	172
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(F)	839	805
Eagle RE, Ser 2023-1, Cl M1A
5.865%, SOFR30A + 2.000%, 09/26/2033(C)(F)	113	113
Equify ABS, Ser 2024-1A, Cl A
5.430%, 04/18/2033(F)	193	193
FIGRE Trust, Ser 2025-HE8, Cl A
5.206%, 11/25/2055(C)(F)	442	442
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(F)	196	184
JP Morgan Mortgage Trust, Ser 2025-HE3, Cl A1
5.268%, SOFR30A + 1.350%, 03/20/2056(C)(F)	603	603
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(F)	112	107
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(F)	103	98
Neuberger Berman Loan Advisers CLO 42, Ser 2025-42A, Cl AR
4.844%, TSFR3M + 0.950%, 07/16/2036(C)(F)	1,141	1,140
Oportun Funding Trust, Ser 2024-3, Cl A
5.260%, 08/15/2029(F)	49	49
Oportun Funding Trust, Ser 2025-1, Cl A
4.960%, 08/16/2032(F)	118	118
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(F)	104	105

228	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(F)	$405	$406
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl A
5.156%, 07/15/2032(C)(F)	77	78
Pagaya Ai Debt Grantor Trust, Ser 2025-6, Cl A2
4.497%, 04/15/2033(F)	180	180
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(F)	109	110
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl A
5.715%, 01/20/2034(F)	218	219
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(F)	222	212
SoFi Consumer Loan Program Trust, Ser 2025-4, Cl A
4.240%, 08/25/2035(F)	459	459
VFI ABS, Ser 2025-1A, Cl A
4.780%, 06/24/2030(F)	406	408
		7,331

Total Asset-Backed Securities
(Cost $15,886) ($ Thousands)		15,594

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FFCB^
4.105%, SOFRRATE + 0.235%, 02/11/2028(C)	600	600
4.100%, SOFRRATE + 0.230%, 08/01/2028(C)	1,100	1,100
3.995%, SOFRRATE + 0.125%, 11/03/2027(C)	600	600
FHLB^
4.100%, SOFRRATE + 0.230%, 07/14/2028(C)	1,000	999
4.000%, 10/09/2026	300	301
3.500%, 09/09/2027	1,100	1,102
0.620%, 02/26/2026	200	199
FHLB DN^
0.000%, 05/01/2018(A)(I)	200	198
0.000%, 01/30/2026(A)(I)	300	299
FHLMC^
4.090%, SOFRRATE + 0.220%, 05/23/2028(C)	1,100	1,100
4.010%, SOFRRATE + 0.140%, 10/16/2026(C)	700	700
4.010%, SOFRRATE + 0.140%, 10/06/2027(C)	1,000	1,002
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA^
4.130%, SOFRRATE + 0.260%, 11/05/2027(C)	$500	$501
3.950%, SOFRRATE + 0.080%, 12/22/2027(C)	500	500

Total U.S. Government Agency Obligations
(Cost $9,194) ($ Thousands)		9,201

SOVEREIGN DEBT — 0.3%
Braskem Netherlands Finance BV
4.500%, 01/10/2028	227	93
Colombia Government International Bond
3.125%, 04/15/2031	225	195
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(F)	390	397
Mexico Government International Bond
5.375%, 03/22/2033	259	257
Romanian Government International Bond
5.750%, 09/16/2030(F)	616	635

Total Sovereign Debt
(Cost $1,686) ($ Thousands)		1,577

	Shares
REGISTERED INVESTMENT COMPANY — 0.3%
Sprott Physical Uranium Trust *	68,400	1,339

Total Registered Investment Company
(Cost $1,125) ($ Thousands)		1,339

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡(J)	408	–
Blueprint Medicines Corp *‡‡(J)	389	–
Novartis AG *‡‡(J)	800	1
Novo Nordisk *‡‡	280	–
Pfizer Inc *‡‡	248	1
Total Rights
(Cost $—) ($ Thousands)		2

Total Investments in Securities — 97.2%
(Cost $420,455) ($ Thousands)		$495,504

	Shares
COMMON STOCK SOLD SHORT— (2.4)%

Communication Services — (0.6)%
Cable One Inc	(61)	(7)
Charter Communications Inc, Cl A *	(1,172)	(245)

SEI Institutional Managed Trust	229

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Comcast Corp, Cl A	(47,599)	$(1,423)
DoubleVerify Holdings Inc *	(1,503)	(17)
EchoStar Corp, Cl A *	(1,457)	(158)
Fox Corp, Cl A	(3,152)	(230)
Fox Corp, Cl B	(1,984)	(129)
John Wiley & Sons Inc, Cl A	(523)	(16)
Liberty Broadband Corp, Cl C *	(1,375)	(67)
Magnite Inc *	(1,361)	(22)
New York Times Co/The, Cl A	(2,538)	(176)
News Corp, Cl A	(5,568)	(145)
News Corp, Cl B	(2,079)	(62)
Nexstar Media Group Inc, Cl A	(338)	(69)
Omnicom Group Inc	(2,673)	(216)
Sirius XM Holdings Inc	(2,309)	(46)
TEGNA Inc	(1,717)	(33)
Trade Desk Inc/The, Cl A *	(5,510)	(209)
		(3,270)

Energy — 0.0%
Core Natural Resources	(208)	(18)

Information Technology — (1.8)%
Advanced Micro Devices Inc *	(1,094)	(234)
Amphenol Corp, Cl A	(865)	(117)
Analog Devices Inc	(372)	(101)
Apple Inc	(9,786)	(2,660)
Applied Materials Inc	(637)	(164)
Arista Networks Inc *	(733)	(96)
Astera Labs Inc *	(48)	(8)
Broadcom Inc	(3,045)	(1,054)
CDW Corp/DE	(162)	(22)
Ciena Corp *	(62)	(15)
Cisco Systems Inc	(3,015)	(232)
Coherent Corp *	(140)	(26)
Corning Inc, Cl B	(450)	(39)
Credo Technology Group Holding Ltd *	(47)	(7)
Dell Technologies Inc, Cl C	(192)	(24)
F5 Inc, Cl A *	(41)	(10)
First Solar Inc *	(35)	(9)
Flex Ltd *	(349)	(21)
Hewlett Packard Enterprise Co	(833)	(20)
HP Inc	(568)	(13)
Intel Corp *	(2,695)	(99)
Jabil Inc	(102)	(23)
Keysight Technologies Inc *	(86)	(18)
KLA Corp	(82)	(100)
Lam Research Corp	(849)	(145)
Lumentum Holdings Inc *	(71)	(26)
Marvell Technology Inc	(472)	(40)
Microchip Technology Inc	(547)	(35)
Micron Technology Inc	(719)	(205)
Monolithic Power Systems Inc	(30)	(27)
Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Motorola Solutions Inc	(161)	$(62)
NVIDIA Corp	(15,983)	(2,981)
ON Semiconductor Corp *	(546)	(30)
Pure Storage Inc, Cl A *	(123)	(8)
Qnity Electronics Inc	(283)	(23)
QUALCOMM Inc	(687)	(118)
Sandisk Corp *	(103)	(24)
Skyworks Solutions Inc	(231)	(15)
TD SYNNEX Corp	(61)	(9)
Teledyne Technologies Inc *	(84)	(43)
Teradyne Inc	(80)	(16)
Texas Instruments Inc	(573)	(99)
Trimble Inc *	(369)	(29)
Western Digital Corp	(190)	(33)
Zebra Technologies Corp, Cl A *	(37)	(9)
		(9,089)

Total Common Stock Sold Short
(Proceeds $10,967) ($ Thousands)		(12,377)

Total Investments Sold Short — (2.4)%
(Proceeds $10,967) ($ Thousands)		$(12,377)

230	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	45	Mar-2026	$3,294	$3,285	$(7)
Brent Crude^	24	Feb-2026	1,489	1,451	(38)
Brent Crude^	7	Oct-2027	450	429	(21)
Brent Crude^	28	Apr-2026	1,734	1,686	(48)
Brent Crude^	31	Mar-2026	1,886	1,870	(16)
Brent Crude^	28	Jan-2026	1,752	1,704	(48)
CA Carbon Allowance Vintage^	33	Dec-2026	1,022	1,085	63
CA Low Carbon Fuel^	23	Dec-2026	142	140	(2)
Coffee C^	5	Mar-2026	719	654	(65)
Coffee C^	5	Jul-2026	651	612	(39)
Copper^	26	Mar-2026	3,440	3,693	253
Corn^	10	May-2026	226	224	(2)
Cotton No. 2^	37	Mar-2026	1,258	1,189	(69)
Feeder Cattle^	1	Mar-2026	153	173	20
Gasoline^	5	Jan-2026	392	361	(31)
Gold^	24	Feb-2026	9,915	10,419	504
Gold^	22	Jun-2026	9,464	9,695	231
KC HRW Wheat^	20	Mar-2026	507	515	8
Lean Hogs^	3	Apr-2026	109	108	(1)
Live Cattle^	22	Jun-2026	1,850	1,996	146
Live Cattle^	12	Apr-2026	1,073	1,115	42
Live Cattle^	29	Feb-2026	2,599	2,687	88
LME Copper^	25	Mar-2026	6,760	7,776	1,016
LME Nickel^	39	Mar-2026	3,594	3,893	299
LME Primary Aluminum^	39	Mar-2026	2,772	2,919	147
LME Zinc^	21	Mar-2026	1,621	1,637	16
Low Sulphur Gasoil^	46	May-2026	2,873	2,783	(90)
Low Sulphur Gasoil^	3	Jun-2026	180	180	–
Low Sulphur Gasoil^	3	Mar-2026	184	185	1
Mill Wheat^	134	Mar-2026	1,531	1,493	(57)
Natural Gas^	170	Feb-2026	6,301	5,321	(980)
Natural Gas^	37	Nov-2026	1,666	1,650	(16)
NY Harbor ULSD^	2	Apr-2026	183	172	(11)
NY Harbor ULSD^	40	Feb-2026	3,741	3,534	(207)
NYMEX Cocoa^	2	Mar-2026	119	121	2
Platinum^	6	Apr-2026	513	613	100
Silver^	13	Mar-2026	3,484	4,590	1,106
Silver^	2	May-2026	544	712	168
Soybean^	19	Mar-2026	1,038	995	(43)
Soybean^	81	May-2026	4,515	4,297	(218)
Soybean Meal^	139	Mar-2026	4,215	4,162	(53)
Soybean Oil^	81	Jul-2026	2,554	2,403	(151)
Soybean Oil^	98	Mar-2026	2,941	2,856	(85)
Sugar No. 11^	49	Apr-2026	807	804	(3)
Sugar No. 11^	75	Mar-2026	1,273	1,261	(12)
Sugar No. 11^	83	May-2026	1,316	1,363	47
TTF Natural Gas^	30	Apr-2026	694	700	4
U.S. 2-Year Treasury Note	282	Mar-2026	58,887	58,878	(9)
U.S. 5-Year Treasury Note	185	Mar-2026	20,233	20,221	(12)
UK Emission Allowance^	5	Dec-2026	390	452	53
WTI Crude Oil^	25	Feb-2026	1,447	1,430	(17)
WTI Crude Oil^	7	May-2026	399	399	–

SEI Institutional Managed Trust	231

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
WTI Crude Oil^	31	Apr-2026	$1,798	$1,767	$(31)
			182,698	184,658	1,932
Short Contracts
Brent Crude^	(14)	Dec-2025	$(857)	$(843)	$14
Cotton No. 2^	(57)	Mar-2026	(1,874)	(1,832)	42
E-mini S&P Select Sector Consumer Discretionary	(199)	Mar-2026	(49,370)	(48,399)	971
Feeder Cattle^	(3)	Mar-2026	(519)	(518)	1
Gasoline^	(22)	Feb-2026	(1,675)	(1,609)	66
ICE ECX Emission^	(4)	Dec-2026	(384)	(411)	(22)
KC HRW Wheat^	(28)	Mar-2026	(741)	(720)	21
KC HRW Wheat^	(22)	May-2026	(593)	(581)	12
Lean Hogs^	(30)	Feb-2026	(953)	(1,021)	(68)
LME Lead^	(3)	Mar-2026	(149)	(151)	(2)
MSCI EAFE Index	(34)	Mar-2026	(4,899)	(4,933)	(34)
NYMEX Cocoa^	(25)	Mar-2026	(1,531)	(1,516)	15
S&P 500 Index E-MINI	(42)	Mar-2026	(14,449)	(14,474)	(25)
TTF Natural Gas^	(24)	Nov-2026	(640)	(582)	62
U.S. Ultra Long Treasury Bond	(5)	Mar-2026	(601)	(590)	11
Ultra 10-Year U.S. Treasury Note	(54)	Mar-2026	(6,216)	(6,211)	5
Wheat^	(43)	Mar-2026	(1,157)	(1,089)	68
			(86,608)	(85,480)	1,137
			$96,090	$99,178	$3,069

A list of the open forward foreign currency contracts held by the Fund at December 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
Brown Brothers Harriman	01/29/26	EUR	116	USD	134	$(2)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2025, are as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX-NA.HY.S45.V1-5Y	5.00%	Quarterly	12/20/2030	$953	$(73)	$(69)	$(4)
ITRAXX-AUSTRALIA.S44	1.00%	Quarterly	12/20/2030	9,740	(155)	(148)	(7)
MALAYSIA-851476	1.00%	Quarterly	12/20/2030	18,090	(510)	(450)	(60)
					$(738)	$(667)	$(71)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX-NA.IG.45.V1-5Y	1.00%	Quarterly	12/20/2030	$9,740	$220	$212	$8

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.401%	CPI	Annually	07/15/2028	USD	55,859	$2,101	$–	$2,101
2.367%	CPI	Annually	07/15/2028	USD	13,820	531	–	531
1.4725%	SOFR	Annually	11/09/2026	USD	1,490	25	33	(8)
1.455%	SOFR	Annually	11/08/2026	USD	1,490	26	34	(8)

232	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Inflation Managed Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.3945%	SOFR	Annually	05/21/2031	USD	18,720	$1,928	$1,996	$(68)
1.98%	SOFR	Annually	07/12/2027	USD	1,075	21	27	(6)
1.27%	SOFR	Annually	09/27/2029	USD	2,230	164	168	(4)
1.965%	SOFR	Annually	06/04/2029	USD	4,220	189	207	(18)
0.316%	SOFR	Annually	06/05/2027	USD	15,800	669	724	(55)
2.21%	SOFR	Annually	04/04/2027	USD	10,400	150	199	(49)
1.33%	SOFR	Annually	10/25/2026	USD	6,110	107	121	(14)
2.4%	SOFR	Annually	11/10/2035	USD	1,190	136	91	45
						$6,047	$3,600	$2,447

Percentages are based on Net Assets of $509,769 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by Inflation Commodity Strategy Subsidiary Ltd. as of December 31, 2025.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open swap agreements.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(F)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2025, the value of these securities amounted to $47,872 ($ Thousands), representing 9.4% of the Net Assets of the Fund.

(G)	Perpetual security with no stated maturity date.
(H)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(I)	Zero coupon security.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust	233

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Capital Stability Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 25.5%

Communication Services — 3.3%
Alphabet Inc, Cl C	1,609	$505
Meta Platforms Inc, Cl A	7,842	5,176
Walt Disney Co/The	75,890	8,634
		14,315

Consumer Discretionary — 0.1%
Amazon.com Inc, Cl A *	1,609	371

Consumer Staples — 0.4%
Walmart Inc	16,400	1,827

Energy — 0.9%
Exxon Mobil Corp	33,500	4,032

Financials — 4.9%
Citigroup Inc	65,680	7,664
Global Payments Inc	75,300	5,828
Goldman Sachs Group Inc/The	9,100	7,999
		21,491

Health Care — 2.0%
Thermo Fisher Scientific Inc	8,390	4,862
UnitedHealth Group Inc	11,660	3,849
		8,711

Information Technology — 12.8%
ASML Holding NV, Cl G	6,000	6,419
Broadcom Inc	61,400	21,251
Microsoft Corp	12,443	6,018
NVIDIA Corp	91,711	17,104
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,100	5,500
		56,292

Materials — 1.1%
Linde PLC	11,760	5,014

Total Common Stock
(Cost $104,295) ($ Thousands)		112,053

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bills
3.625%, 01/15/2026 (A)	$5,000	4,994
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,818	1,958
3.625%, 04/15/2028	1,576	1,653
2.500%, 01/15/2029	1,419	1,465
2.375%, 01/15/2027	1,633	1,646
2.375%, 10/15/2028	4,227	4,353
2.125%, 04/15/2029	4,306	4,397
2.000%, 01/15/2026	1	1
1.750%, 01/15/2028	1,541	1,552
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.625%, 10/15/2027	$4,160	$4,191
1.625%, 10/15/2029	4,486	4,530
1.625%, 04/15/2030	4,652	4,675
1.250%, 04/15/2028	4,104	4,087
1.125%, 10/15/2030	4,768	4,695
0.875%, 01/15/2029	2,814	2,771
0.750%, 07/15/2028	3,266	3,227
0.625%, 01/15/2026	–	–
0.500%, 01/15/2028	3,764	3,698
0.375%, 01/15/2027	3,273	3,232
0.375%, 07/15/2027	3,691	3,648
0.250%, 07/15/2029	3,361	3,237
0.125%, 04/15/2026	1	1
0.125%, 07/15/2026	1	1
0.125%, 10/15/2026	1	1
0.125%, 04/15/2027	4,148	4,072
0.125%, 01/15/2030	3,818	3,621
0.125%, 07/15/2030	4,176	3,941

Total U.S. Treasury Obligations
(Cost $75,539) ($ Thousands)		75,647

COMMERCIAL PAPER — 14.9%

Financials — 4.1%
Banco De Credito E
4.195%, 01/16/2026 (A)	8,500	8,485
Fidelity Natl Info Svcs Inc
3.952%, 01/12/2026 (A)	1,900	1,898
Intesa Fdg LLC
4.230%, 01/20/2026 (A)	3,750	3,741
4.191%, 01/26/2026 (A)	3,750	3,739
		17,863

Industrials — 1.9%
Parker-Hannifin Corp
3.965%, 03/02/2026 (A)	3,550	3,527
3.905%, 03/09/2026 (A)	4,900	4,865
		8,392

Information Technology — 3.3%
Jabil Inc
4.142%, 01/07/2026 (A)	6,250	6,244
Oracle Corp
3.962%, 02/03/2026 (A)	8,050	8,021
		14,265

Materials — 0.7%
Glencore Fdg LLC
4.109%, 01/13/2026 (A)	3,250	3,246

234	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)

Utiliites — 4.9%
Brookfield Infrastructure Hldg
4.241%, 01/08/2026 (A)	$7,950	$7,943
Brookfield Renewable Partners
4.285%, 01/05/2026 (A)	250	250
4.248%, 01/02/2026 (A)	400	400
Dominion Energy Inc
4.078%, 01/12/2026 (A)	4,850	4,844
National Fuel Gas Company
4.033%, 01/08/2026 (A)	7,750	7,743
Sempra
4.014%, 01/07/2026 (A)	500	499
		21,679

Total Commercial Paper
(Cost $65,448) ($ Thousands)		65,445

	Shares
EXCHANGE-TRADED FUNDS — 8.5%

Equity ETF — 2.9%
State Street SPDR Portfolio S&P 500 ETF	100,000	8,022
Vanguard S&P 500 ETF	7,248	4,546
		12,568
Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUNDS (continued)

Fixed Income — 5.6%
iShares iBoxx High Yield Corporate Bond ETF	100,600	$8,111
Janus Henderson AAA CLO ETF	128,871	6,518
State Street SPDR Bloomberg High Yield Bond ETF	81,200	7,893
Vanguard Intermediate-Term Corporate Bond ETF	20,360	1,705
Vanguard Long-Term Corporate Bond ETF	4,210	320
		24,547

Total Exchange-Traded Funds
(Cost $36,249) ($ Thousands)		37,115

	Face Amount (Thousands)
U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%
FHLB DN
1.000%, 01/02/2026(A)(B)	$4,400	4,399

Total U.S. Government Agency Obligation
(Cost $4,400) ($ Thousands)		4,399

Total Investments in Securities — 67.1%
(Cost $285,931) ($ Thousands)		$294,659

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	5	Mar-2026	$365	$365	$(1)
Australian 3-Year Bond	7	Mar-2026	489	490	(1)
CAC40 10 Euro Index	11	Jan-2026	1,055	1,053	–
Canadian 10-Year Bond	127	Mar-2026	11,025	11,203	(139)
DAX Index	2	Mar-2026	1,436	1,450	16
Euro STOXX 50	8	Mar-2026	544	549	6
Euro-BOBL	94	Mar-2026	12,778	12,824	(56)
Euro-BUND 10-Year Bond	47	Mar-2026	7,041	7,042	(56)
Euro-OAT	6	Mar-2026	843	850	(3)
Euro-SCHATZ	33	Mar-2026	4,095	4,139	(5)
FTSE 100 Index	13	Mar-2026	1,705	1,738	26
FTSE MIB Index	5	Mar-2026	1,301	1,323	24
IBEX 35 Index	6	Jan-2026	1,198	1,218	22
Long GILT 10-Year Bond	93	Mar-2026	11,062	11,429	75
Micro E-Mini Russell 2000 Index	49	Mar-2026	631	612	(19)
MSCI EAFE Index	69	Mar-2026	10,005	10,012	7
MSCI Emerging Markets Index	76	Mar-2026	5,271	5,364	93
NASDAQ 100 Index E-Mini	100	Mar-2026	5,551	5,549	(2)
Nikkei 225 Index	103	Mar-2026	3,320	3,327	2
OMX Stockholm 30	52	Jan-2026	1,593	1,633	30
Russell 2000 Index E-Mini	9	Mar-2026	1,158	1,124	(34)
S&P 500 Index E-Mini	71	Mar-2026	24,481	24,468	(13)
S&P 500 Index E-Mini	114	Mar-2026	4,236	4,238	2
S&P TSX 60 Index	15	Mar-2026	4,041	4,075	18

SEI Institutional Managed Trust	235

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Multi-Asset Capital Stability Fund (Concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
SPI 200 Index	41	Mar-2026	$5,870	$5,931	$35
U.S. 2-Year Treasury Note	87	Mar-2026	18,180	18,164	(16)
U.S. 5-Year Treasury Note	457	Mar-2026	50,140	49,953	(187)
U.S. 10-Year Treasury Note	201	Mar-2026	22,754	22,599	(155)
			$212,168	$212,722	$(331)

A list of the open OTC swap agreements held by the Fund at December 31, 2025, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	ASML Holding	Asset Return	Index Return	Monthly	02/21/2026	USD	6,342	$(70)	$–	$(70)
Bank of America	Citigroup	Asset Return	Index Return	Monthly	02/28/2026	USD	7,321	(342)	–	(342)
Bank of America	GlobalPayments	Asset Return	Index Return	Monthly	02/21/2026	USD	6,121	299	–	299
Bank of America	Goldman Sachs	Asset Return	Index Return	Monthly	02/21/2026	USD	8,181	191	–	191
Bank of America	Linde PLC	Asset Return	Index Return	Monthly	02/05/2026	USD	4,748	(251)	–	(251)
Bank of America	Meta Platforms	Asset Return	Index Return	Monthly	02/28/2026	USD	1,500	(22)	–	(22)
Bank of America	Taiwan Semi.ADR	Asset Return	Index Return	Monthly	02/21/2026	USD	5,308	(198)	–	(198)
Goldman Sachs	Broadcom Inc	Asset Return	Index Return	Monthly	02/12/2026	USD	5,903	239	–	239
Goldman Sachs	Exxon Mobil	Asset Return	Index Return	Monthly	02/12/2026	USD	3,980	(43)	–	(43)
Goldman Sachs	Goldman Sachs Weekly	Negative	Positive	Quarterly	08/25/2026	USD	3,348	17	–	17
	Treasury Volatility Carry Strategy	Index Return	Index Return
Goldman Sachs	Goldman Sachs USD Volatility Carry GSVLSUI1	Asset Return	Index Return	Quarterly	03/04/2026	USD	4,230	50	–	50
Goldman Sachs	Meta Platforms	Asset Return	Index Return	Monthly	02/12/2026	USD	3,221	(73)	–	(73)
Goldman Sachs	Microsoft	Asset Return	Index Return	Monthly	02/12/2026	USD	2,393	(21)	–	(21)
Goldman Sachs	Microsoft	Asset Return	Index Return	Monthly	02/12/2026	USD	3,254	(28)	–	(28)
Goldman Sachs	Thermo Fisher	Asset Return	Index Return	Monthly	02/04/2026	USD	4,801	(48)	–	(48)
Goldman Sachs	UnitedHealth Group	Asset Return	Index Return	Monthly	02/04/2026	USD	3,986	161	–	161
Goldman Sachs	Walmart Inc	Asset Return	Index Return	Monthly	01/17/2026	USD	1,897	72	–	72
Goldman Sachs	Walt Disney Co	Asset Return	Index Return	Monthly	01/09/2026	USD	8,490	(133)	–	(133)
JPMorgan Chase	Broadcom Inc	Asset Return	1D SOFR + 84BPS	Monthly	04/29/2026	USD	15,846	280	–	280
JPMorgan Chase	NVIDIA Corp	Asset Return	1D SOFR + 84BPS	Monthly	04/29/2026	USD	16,195	351	–	351
JPMorgan Chase	SPDR Portfolio S&P 500 ETF	Asset Return	Index Return	Annually	01/13/2026	USD	3,869	(90)	–	(90)
JPMorgan Chase	SPDR Portfolio S&P 500 ETF	Asset Return	Index Return	Quarterly	03/03/2026	USD	4,009	12	–	12

								$353	$–	$353

Percentages are based on Net Assets of $439,445 ($ Thousands).

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

236	SEI Institutional Managed Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

December 31, 2025 (Unaudited)

Portfolio Abbreviations	Currency Abbreviations
ABS — Asset-Backed Security	AUD — Australian Dollar
ACWI — All Country World Index	BRL — Brazilian Real
ADR — American Depositary Receipt	CAD — Canadian Dollar
AID — Agency for International Development	CHF — Swiss Franc
BUBOR— Budapest Interbank Offered Rate	CLP — Chilean Peso
CETIP— Central of Custody and Financial Settlement of Securities	CNH — Chinese Yuan Offshore
Cl — Class	CNY — Chinese Yuan Onshore
CLO — Collateralized Loan Obligation	COP — Colombian Peso
COP— Certificate of Participation	CZK — Czech Koruna
CMBX — Commercial Mortgage-Backed Index	DKK — Danish Krone
CVR — Contingent Value Rights	EUR — Euro
DAC — Designated Activity Company	GBP — British Pound Sterling
EAFE — Europe, Australasia and Far East	HKD — Hong Kong Dollar
ESG — Environmental, Social and Governance	HUF — Hungarian Forint
ETF — Exchange-Traded Fund	IDR — Indonesian Rupiah
FBIL — Financial Benchmarks India Pvt. Ltd.	ILS — Israeli New Sheckels
FNMA — Federal National Mortgage Association	INR — Indian Rupee
FREMF— Freddie Mac Multi-Family	JPY — Japanese Yen
GDR — Global Depositary Receipt	KRW — Korean Won
GMAC — General Motors Acceptance Corporation	MXN — Mexican Peso
IBEX— Spanish Stock Exchange Index	MYR — Malaysian Ringgit
JIBAR— Johannesburg Interbank Agreed Rate	NOK — Norwegian Krone
JSC — Joint-Stock Company	NZD — New Zealand Dollar
LIBOR — London Interbank Offered Rate	PEN — Peruvian Nuevo Sol
LLC — Limited Liability Company	PHP— Philippine Peso
L.P. — Limited Partnership	PLN — Polish Zloty
LTD — Limited	RUB — Russian Ruble
MIBOR — Mumbai InterBank Overnight Rate	SEK — Swedish Krona
MSCI — Morgan Stanley Capital International	SGD — Singapore Dollar
MTN — Medium Term Note	THB — Thai Baht
MXN - TIIE — Mexico Interbank 28-Day Interest Rate	TWD — Taiwan Dollar
NVDR — Non-Voting Depository Receipt	USD — U.S. Dollar
OTC — Over The Counter	ZAR — South African Rand

PJSC — Public Joint-Stock Company

PRIBOR— Prague Interbank Offered Rate

Ser — Series

SOFR — Secured Overnight Financing Rate

WIBOR— Warsaw Interbank Offered Rate

SEI Institutional Managed Trust	237